Brighthouse Funds Trust I

Schedule of Investments
September 30, 2019

Brighthouse Funds Trust I

Schedule of Investments as of September 30, 2019

AB Global Dynamic Allocation Portfolio	BHFTI-1

AB International Bond Portfolio	BHFTI-28

American Funds Balanced Allocation Portfolio	BHFTI-41

American Funds Growth Allocation Portfolio	BHFTI-42

American Funds Growth Portfolio	BHFTI-43

American Funds Moderate Allocation Portfolio	BHFTI-44

AQR Global Risk Balanced Portfolio	BHFTI-45

BlackRock Global Tactical Strategies Portfolio	BHFTI-52

BlackRock High Yield Portfolio	BHFTI-57

Brighthouse Asset Allocation 100 Portfolio	BHFTI-80

Brighthouse Balanced Plus Portfolio	BHFTI-81

Brighthouse Small Cap Value Portfolio	BHFTI-85

Brighthouse/Aberdeen Emerging Markets Equity Portfolio	BHFTI-91

Brighthouse/Artisan International Portfolio	BHFTI-94

Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-97

Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-112

Brighthouse/Templeton International Bond Portfolio	BHFTI-130

Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-138

Clarion Global Real Estate Portfolio	BHFTI-144

ClearBridge Aggressive Growth Portfolio	BHFTI-148

Harris Oakmark International Portfolio	BHFTI-152

Invesco Balanced-Risk Allocation Portfolio	BHFTI-156

Invesco Comstock Portfolio	BHFTI-160

Invesco Global Equity Portfolio	BHFTI-165

Invesco Small Cap Growth Portfolio	BHFTI-169

JPMorgan Core Bond Portfolio	BHFTI-174

JPMorgan Global Active Allocation Portfolio	BHFTI-194

JPMorgan Small Cap Value Portfolio	BHFTI-228

Loomis Sayles Global Allocation Portfolio	BHFTI-235

MetLife Multi-Index Targeted Risk Portfolio	BHFTI-246

MFS® Research International Portfolio	BHFTI-248

Morgan Stanley Discovery Portfolio	BHFTI-252

PanAgora Global Diversified Risk Portfolio	BHFTI-258

PIMCO Inflation Protected Bond Portfolio	BHFTI-274

PIMCO Total Return Portfolio	BHFTI-290

Schroders Global Multi-Asset Portfolio	BHFTI-315

SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-334

SSGA Growth and Income ETF Portfolio	BHFTI-341

SSGA Growth ETF Portfolio	BHFTI-344

T. Rowe Price Large Cap Value Portfolio	BHFTI-347

T. Rowe Price Mid Cap Growth Portfolio	BHFTI-352

TCW Core Fixed Income Portfolio	BHFTI-359

Victory Sycamore Mid Cap Value Portfolio	BHFTI-369

Wells Capital Management Mid Cap Value Portfolio	BHFTI-373

Western Asset Management Government Income Portfolio	BHFTI-377

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—58.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Airbus SE	49,847	$6,481,867
Arconic, Inc.	20,650	536,900
BAE Systems plc	273,647	1,917,468
Boeing Co. (The)	25,425	9,673,450
Dassault Aviation S.A.	216	305,485
Elbit Systems, Ltd.	2,024	335,470
General Dynamics Corp.	13,430	2,454,064
Huntington Ingalls Industries, Inc.	2,042	432,475
L3Harris Technologies, Inc.	10,610	2,213,670
Leonardo S.p.A.	34,220	402,897
Lockheed Martin Corp.	11,945	4,659,267
Meggitt plc	66,505	519,667
MTU Aero Engines AG	4,452	1,182,928
Northrop Grumman Corp.	8,325	3,120,127
Raytheon Co.	13,715	2,690,746
Rolls-Royce Holdings plc (a)	143,486	1,397,398
Safran S.A.	28,019	4,416,954
Singapore Technologies Engineering, Ltd.	132,000	366,836
Textron, Inc.	11,680	571,853
Thales S.A.	9,122	1,049,868
TransDigm Group, Inc.	2,402	1,250,649
United Technologies Corp.	39,052	5,331,379

		51,311,418

Air Freight & Logistics—0.3%
Bollore S.A.	74,253	307,919
C.H. Robinson Worldwide, Inc. (b)	6,560	556,157
Deutsche Post AG	84,682	2,828,570
DSV A/S	18,989	1,808,756
Expeditors International of Washington, Inc.	8,205	609,549
FedEx Corp.	11,710	1,704,625
SG Holdings Co., Ltd.	12,335	301,994
United Parcel Service, Inc. - Class B	33,400	4,001,988
Yamato Holdings Co., Ltd.	26,410	399,365

		12,518,923

Airlines—0.1%
Alaska Air Group, Inc.	5,903	383,164
American Airlines Group, Inc. (b)	19,621	529,178
ANA Holdings, Inc.	9,872	331,990
Delta Air Lines, Inc.	29,951	1,725,178
Deutsche Lufthansa AG	20,347	323,351
easyJet plc	13,434	189,922
Japan Airlines Co., Ltd.	9,894	294,072
Singapore Airlines, Ltd.	45,600	301,880
Southwest Airlines Co.	24,285	1,311,633
United Airlines Holdings, Inc. (a)	10,991	971,714

		6,362,082

Auto Components—0.3%
Aisin Seiki Co., Ltd.	13,874	438,806
Aptiv plc	12,621	1,103,328
BorgWarner, Inc.	9,940	364,599
Bridgestone Corp.	48,894	1,901,295
Cie Generale des Etablissements Michelin	14,627	1,634,567

Auto Components—(Continued)
Continental AG	9,417	1,208,899
Denso Corp.	37,099	1,638,991
Faurecia S.A.	6,546	311,213
Koito Manufacturing Co., Ltd.	8,947	441,113
NGK Spark Plug Co., Ltd.	13,248	254,250
Nokian Renkaat Oyj	10,638	300,346
Pirelli & C S.p.A. (144A)	33,822	200,436
Stanley Electric Co., Ltd.	11,317	301,615
Sumitomo Electric Industries, Ltd.	64,567	824,628
Sumitomo Rubber Industries, Ltd.	14,457	172,435
Toyoda Gosei Co., Ltd.	5,496	110,766
Toyota Industries Corp.	12,553	724,545
Valeo S.A.	20,567	668,064
Yokohama Rubber Co., Ltd. (The)	10,035	202,079

		12,801,975

Automobiles—0.9%
Bayerische Motoren Werke AG	28,344	1,993,698
Daimler AG	77,847	3,866,729
Ferrari NV	10,457	1,614,992
Fiat Chrysler Automobiles NV	92,919	1,203,952
Ford Motor Co.	187,895	1,721,118
General Motors Co.	63,113	2,365,475
Harley-Davidson, Inc. (b)	7,775	279,667
Honda Motor Co., Ltd.	139,562	3,633,376
Isuzu Motors, Ltd.	47,209	523,923
Mazda Motor Corp.	48,677	435,402
Mitsubishi Motors Corp.	56,705	247,469
Nissan Motor Co., Ltd.	198,724	1,244,373
Peugeot S.A.	50,348	1,257,488
Renault S.A.	16,455	945,520
Subaru Corp.	52,677	1,489,051
Suzuki Motor Corp.	31,528	1,339,231
Toyota Motor Corp.	195,533	13,115,219
Volkswagen AG	2,779	477,650
Yamaha Motor Co., Ltd.	23,964	437,035

		38,191,368

Banks—4.2%
ABN AMRO Bank NV (144A)	36,211	638,473
AIB Group plc	68,854	204,845
Aozora Bank, Ltd.	10,209	256,205
Australia & New Zealand Banking Group, Ltd.	244,575	4,726,190
Banco Bilbao Vizcaya Argentaria S.A.	570,810	2,978,097
Banco de Sabadell S.A.	481,701	467,986
Banco Espirito Santo S.A. (a) (c) (d)	169,954	0
Banco Santander S.A.	1,389,946	5,667,627
Bank Hapoalim B.M. (a)	97,046	765,053
Bank Leumi Le-Israel B.M.	127,861	910,105
Bank of America Corp.	414,234	12,083,206
Bank of East Asia, Ltd. (The)	108,200	266,892
Bank of Ireland Group plc	83,118	330,349
Bank of Kyoto, Ltd. (The)	4,615	181,675
Bank of Queensland, Ltd.	33,973	227,713
Bankia S.A.	104,340	197,305
Bankinter S.A.	57,711	364,866

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Barclays plc	1,466,809	$2,710,738
BB&T Corp.	37,045	1,977,092
Bendigo & Adelaide Bank, Ltd.	41,345	320,813
BNP Paribas S.A.	89,629	4,370,021
BOC Hong Kong Holdings, Ltd.	316,700	1,080,647
CaixaBank S.A.	307,227	808,057
Chiba Bank, Ltd. (The)	48,160	249,187
Citigroup, Inc.	117,471	8,114,897
Citizens Financial Group, Inc.	22,454	794,198
Comerica, Inc.	7,755	511,752
Commerzbank AG	85,767	497,737
Commonwealth Bank of Australia	151,543	8,292,449
Concordia Financial Group, Ltd.	90,890	350,594
Credit Agricole S.A.	98,153	1,193,515
Danske Bank A/S	57,524	800,828
DBS Group Holdings, Ltd.	153,600	2,768,414
DNB ASA	82,406	1,454,893
Erste Group Bank AG (a)	25,756	852,673
Fifth Third Bancorp	31,535	863,428
FinecoBank Banca Fineco S.p.A.	44,307	469,664
First Republic Bank	7,901	764,027
Fukuoka Financial Group, Inc.	14,726	280,066
Hang Seng Bank, Ltd.	65,500	1,417,082
HSBC Holdings plc	1,716,505	13,170,215
Huntington Bancshares, Inc.	51,055	728,555
ING Groep NV	333,159	3,492,383
Intesa Sanpaolo S.p.A.	1,274,077	3,024,663
Israel Discount Bank, Ltd. - Class A	99,646	438,337
Japan Post Bank Co., Ltd.	34,245	332,865
JPMorgan Chase & Co.	159,900	18,818,631
KBC Group NV	21,376	1,391,003
KeyCorp	49,720	887,005
Lloyds Banking Group plc	6,107,974	4,073,259
M&T Bank Corp.	6,795	1,073,406
Mebuki Financial Group, Inc.	75,700	187,350
Mediobanca S.p.A.	53,156	581,073
Mitsubishi UFJ Financial Group, Inc.	1,053,037	5,366,997
Mizrahi Tefahot Bank, Ltd.	12,073	300,110
Mizuho Financial Group, Inc.	2,065,060	3,175,106
National Australia Bank, Ltd.	237,766	4,783,625
Nordea Bank Abp	263,819	1,872,886
Oversea-Chinese Banking Corp., Ltd.	273,300	2,153,840
People’s United Financial, Inc. (b)	18,095	282,915
PNC Financial Services Group, Inc. (The)	22,135	3,102,442
Raiffeisen Bank International AG	12,729	295,874
Regions Financial Corp.	49,715	786,491
Resona Holdings, Inc.	179,062	771,218
Royal Bank of Scotland Group plc	412,575	1,054,138
Seven Bank, Ltd.	50,414	138,488
Shinsei Bank, Ltd.	13,141	192,176
Shizuoka Bank, Ltd. (The)	39,494	295,875
Skandinaviska Enskilda Banken AB - Class A	139,324	1,281,552
Societe Generale S.A.	65,704	1,802,602
Standard Chartered plc	240,804	2,024,455
Sumitomo Mitsui Financial Group, Inc.	113,807	3,909,039
Sumitomo Mitsui Trust Holdings, Inc.	28,404	1,029,571
SunTrust Banks, Inc.	21,600	1,486,080

Banks—(Continued)
SVB Financial Group (a)	2,625	548,494
Svenska Handelsbanken AB - A Shares	130,731	1,225,741
Swedbank AB - A Shares	77,525	1,116,890
U.S. Bancorp	73,035	4,041,757
UniCredit S.p.A.	171,824	2,029,926
United Overseas Bank, Ltd.	107,900	1,998,877
Wells Fargo & Co. (e)	203,710	10,275,132
Westpac Banking Corp.	295,132	5,911,396
Zions Bancorp N.A.	9,160	407,803

		183,069,600

Beverages—1.2%
Anheuser-Busch InBev S.A.	65,229	6,209,800
Asahi Group Holdings, Ltd.	31,049	1,537,205
Brown-Forman Corp. - Class B	7,917	497,029
Carlsberg A/S - Class B	9,158	1,354,996
Coca-Cola Amatil, Ltd.	42,852	308,350
Coca-Cola Bottlers Japan Holdings, Inc.	10,595	238,909
Coca-Cola Co. (The) (e)	184,210	10,028,392
Coca-Cola European Partners plc	20,301	1,125,690
Coca-Cola HBC AG (a)	17,150	560,263
Constellation Brands, Inc. - Class A	7,975	1,653,058
Davide Campari-Milano S.p.A.	49,719	449,568
Diageo plc	206,991	8,470,103
Heineken Holding NV	9,863	982,632
Heineken NV	22,190	2,399,509
Kirin Holdings Co., Ltd.	70,419	1,494,921
Molson Coors Brewing Co. - Class B	9,005	517,788
Monster Beverage Corp. (a)	19,140	1,111,268
PepsiCo, Inc.	67,925	9,312,517
Pernod-Ricard S.A.	18,178	3,236,049
Remy Cointreau S.A.	1,939	257,349
Suntory Beverage & Food, Ltd.	11,904	509,130
Treasury Wine Estates, Ltd.	61,521	772,192

		53,026,718

Biotechnology—0.8%
AbbVie, Inc.	72,283	5,473,269
Alexion Pharmaceuticals, Inc. (a)	10,700	1,047,958
Amgen, Inc.	30,669	5,934,758
BeiGene, Ltd. (ADR) (a)	3,062	374,972
Biogen, Inc. (a)	9,730	2,265,339
Celgene Corp. (a)	33,640	3,340,452
CSL, Ltd.	38,779	6,127,825
Genmab A/S (a)	5,265	1,070,171
Gilead Sciences, Inc.	62,143	3,938,623
Grifols S.A.	25,536	752,420
Incyte Corp. (a)	8,433	625,982
PeptiDream, Inc. (a)	7,969	380,285
Regeneron Pharmaceuticals, Inc. (a)	3,741	1,037,753
Vertex Pharmaceuticals, Inc. (a)	12,267	2,078,275

		34,448,082

Building Products—0.3%
A.O. Smith Corp. (b)	6,860	327,290
Allegion plc	4,501	466,529

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—(Continued)
Asahi Glass Co., Ltd.	15,576	$486,021
Assa Abloy AB - Class B	85,803	1,911,423
Cie de St-Gobain	42,202	1,657,738
Daikin Industries, Ltd.	21,329	2,800,706
Fortune Brands Home & Security, Inc.	6,727	367,967
Geberit AG	3,171	1,513,988
Johnson Controls International plc (b)	44,384	1,948,014
Kingspan Group plc	13,126	643,483
LIXIL Group Corp.	22,518	395,956
Masco Corp.	14,675	611,654
TOTO, Ltd.	12,121	456,869

		13,587,638

Capital Markets—1.4%
3i Group plc	83,294	1,194,363
Affiliated Managers Group, Inc.	2,505	208,792
Ameriprise Financial, Inc.	6,715	987,777
Amundi S.A. (144A)	5,192	362,434
ASX, Ltd.	16,573	908,261
Bank of New York Mellon Corp. (The)	43,685	1,974,999
BlackRock, Inc.	5,910	2,633,732
Cboe Global Markets, Inc.	5,317	610,976
Charles Schwab Corp. (The)	57,745	2,415,473
CME Group, Inc.	17,185	3,631,878
Credit Suisse Group AG (a)	218,809	2,686,522
Daiwa Securities Group, Inc.	130,929	586,438
Deutsche Bank AG	168,081	1,259,095
Deutsche Boerse AG	16,266	2,542,716
E*Trade Financial Corp.	12,215	533,673
Franklin Resources, Inc.	14,241	410,995
Goldman Sachs Group, Inc. (The)	16,650	3,450,379
Hargreaves Lansdown plc	24,363	622,560
Hong Kong Exchanges and Clearing, Ltd.	101,700	3,001,895
Intercontinental Exchange, Inc.	27,380	2,526,353
Invesco, Ltd.	19,720	334,057
Investec plc	57,677	296,849
Japan Exchange Group, Inc.	43,619	690,199
Julius Baer Group, Ltd. (a)	19,160	849,935
London Stock Exchange Group plc	26,825	2,409,050
Macquarie Group, Ltd.	27,682	2,452,837
Magellan Financial Group, Ltd.	10,717	372,555
MarketAxess Holdings, Inc. (b)	1,854	607,185
Moody’s Corp.	8,025	1,643,761
Morgan Stanley	62,860	2,682,236
MSCI, Inc.	4,290	934,148
Nasdaq, Inc.	5,470	543,445
Natixis S.A.	80,904	335,992
Nomura Holdings, Inc.	284,116	1,201,458
Northern Trust Corp.	10,590	988,259
Partners Group Holding AG	1,600	1,227,351
Raymond James Financial, Inc.	6,149	507,047
S&P Global, Inc.	12,115	2,967,933
SBI Holdings, Inc.	20,251	435,958
Schroders plc	10,645	402,459
Singapore Exchange, Ltd.	67,900	416,702
St. James’s Place plc	45,325	545,671

Capital Markets—(Continued)
Standard Life Aberdeen plc	213,271	749,427
State Street Corp.	18,190	1,076,666
T. Rowe Price Group, Inc.	11,590	1,324,157
UBS Group AG (a)	330,101	3,752,643

		62,297,291

Chemicals—1.4%
Air Liquide S.A.	36,763	5,238,104
Air Products & Chemicals, Inc.	10,545	2,339,514
Air Water, Inc.	12,601	226,594
Akzo Nobel NV	19,497	1,739,356
Albemarle Corp. (b)	5,088	353,718
Arkema S.A.	5,893	550,134
Asahi Kasei Corp.	108,065	1,071,507
BASF SE	78,628	5,500,327
Celanese Corp.	6,395	782,045
CF Industries Holdings, Inc.	11,100	546,120
Chr Hansen Holding A/S	9,030	766,670
Clariant AG (a)	17,111	333,254
Corteva, Inc. (a)	36,774	1,029,672
Covestro AG (144A)	14,883	736,434
Croda International plc	11,001	657,719
Daicel Corp.	22,192	188,813
Dow, Inc. (a)	36,774	1,752,281
DuPont de Nemours, Inc.	36,774	2,622,354
Eastman Chemical Co.	6,680	493,184
Ecolab, Inc.	12,245	2,425,000
EMS-Chemie Holding AG	702	437,500
Evonik Industries AG	15,223	375,800
FMC Corp.	6,840	599,731
Givaudan S.A.	791	2,207,700
Hitachi Chemical Co., Ltd.	8,996	294,253
Incitec Pivot, Ltd.	135,688	310,921
International Flavors & Fragrances, Inc. (b)	4,885	599,348
Israel Chemicals, Ltd.	59,536	296,695
Johnson Matthey plc	16,568	623,312
JSR Corp.	16,252	261,724
Kaneka Corp.	4,288	134,511
Kansai Paint Co., Ltd.	14,983	350,200
Koninklijke DSM NV	15,531	1,868,238
Kuraray Co., Ltd.	27,005	334,045
LANXESS AG	7,445	454,481
Linde plc	26,537	5,140,748
LyondellBasell Industries NV - Class A	15,071	1,348,402
Mitsubishi Chemical Holdings Corp.	109,605	785,535
Mitsubishi Gas Chemical Co., Inc.	13,716	184,354
Mitsui Chemicals, Inc.	15,792	355,937
Mosaic Co. (The)	16,980	348,090
Nippon Paint Holdings Co., Ltd.	12,536	653,950
Nissan Chemical Corp.	10,842	453,261
Nitto Denko Corp.	13,387	648,834
Novozymes A/S - B Shares	18,742	787,938
Orica, Ltd.	32,525	495,456
PPG Industries, Inc.	11,490	1,361,680
Sherwin-Williams Co. (The)	3,960	2,177,485

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Shin-Etsu Chemical Co., Ltd.	31,115	$3,352,545
Showa Denko KK	11,575	305,080
Sika AG	10,924	1,598,928
Solvay S.A.	6,345	657,913
Sumitomo Chemical Co., Ltd.	127,544	576,316
Symrise AG	11,014	1,070,431
Taiyo Nippon Sanso Corp.	10,986	223,055
Teijin, Ltd.	15,064	290,788
Toray Industries, Inc.	118,714	886,317
Tosoh Corp.	21,989	292,718
Umicore S.A.	16,875	637,610
Yara International ASA	15,203	655,886

		63,790,516

Commercial Services & Supplies—0.3%
Brambles, Ltd.	136,435	1,051,112
Cintas Corp. (b)	4,130	1,107,253
Copart, Inc. (a)	9,865	792,455
Dai Nippon Printing Co., Ltd.	20,818	541,078
Edenred	20,518	985,296
G4S plc	131,195	305,505
ISS A/S	13,510	334,308
Park24 Co., Ltd.	9,805	227,563
Rentokil Initial plc	158,313	910,388
Republic Services, Inc.	10,385	898,822
Rollins, Inc. (b)	7,079	241,181
Secom Co., Ltd.	17,974	1,645,372
Securitas AB - B Shares	26,805	410,892
Societe BIC S.A.	2,168	145,615
Sohgo Security Services Co., Ltd.	6,144	323,196
Toppan Printing Co., Ltd.	21,017	374,135
Waste Management, Inc.	18,835	2,166,025

		12,460,196

Communications Equipment—0.4%
Arista Networks, Inc. (a) (b)	2,556	610,679
Cisco Systems, Inc. (e)	216,200	10,682,442
F5 Networks, Inc. (a)	2,885	405,112
Juniper Networks, Inc.	16,520	408,870
Motorola Solutions, Inc.	7,900	1,346,239
Nokia Oyj	482,472	2,445,048
Telefonaktiebolaget LM Ericsson - B Shares	263,015	2,102,181

		18,000,571

Construction & Engineering—0.3%
ACS Actividades de Construccion y Servicios S.A.	22,427	897,202
Bouygues S.A.	19,082	765,072
CIMIC Group, Ltd.	8,381	178,301
Eiffage S.A.	6,712	696,313
Ferrovial S.A.	42,180	1,218,742
HOCHTIEF AG	2,117	241,121
Jacobs Engineering Group, Inc.	5,750	526,125
JGC Corp.	18,850	248,556
Kajima Corp.	38,467	507,382
Obayashi Corp.	55,588	556,403

Construction & Engineering—(Continued)
Quanta Services, Inc.	6,985	264,033
Shimizu Corp.	50,626	460,364
Skanska AB - B Shares	29,118	590,132
Taisei Corp.	17,300	673,581
Vinci S.A.	43,530	4,692,019

		12,515,346

Construction Materials—0.2%
Boral, Ltd.	99,127	325,308
CRH plc	69,455	2,383,916
Fletcher Building, Ltd.	72,155	232,420
HeidelbergCement AG	12,740	921,063
Imerys S.A.	3,144	126,513
James Hardie Industries plc	37,860	635,831
LafargeHolcim, Ltd. (a)	41,564	2,048,421
Martin Marietta Materials, Inc.	3,012	825,589
Taiheiyo Cement Corp.	10,376	278,934
Vulcan Materials Co.	6,350	960,374

		8,738,369

Consumer Finance—0.2%
Acom Co., Ltd.	33,743	132,935
AEON Financial Service Co., Ltd.	9,534	144,256
American Express Co.	33,680	3,983,670
Capital One Financial Corp.	22,765	2,071,160
Credit Saison Co., Ltd.	13,328	179,772
Discover Financial Services	16,085	1,304,333
Synchrony Financial	31,787	1,083,619

		8,899,745

Containers & Packaging—0.1%
AMCOR plc (a)	79,851	778,547
Avery Dennison Corp.	4,100	465,637
Ball Corp.	16,240	1,182,434
International Paper Co.	19,435	812,772
Packaging Corp. of America	4,799	509,174
Sealed Air Corp.	7,495	311,118
Smurfit Kappa Group plc	19,314	574,526
Toyo Seikan Group Holdings, Ltd.	12,156	189,812
WestRock Co.	12,195	444,508

		5,268,528

Distributors—0.0%
Genuine Parts Co.	7,015	698,624
Jardine Cycle & Carriage, Ltd.	8,600	187,207
LKQ Corp. (a)	15,232	479,046

		1,364,877

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	6,065	158,078
H&R Block, Inc. (b)	9,855	232,775

		390,853

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.6%
AMP, Ltd.	248,375	$306,549
Berkshire Hathaway, Inc. - Class B (a) (e)	93,550	19,460,271
Challenger, Ltd.	46,511	232,297
Eurazeo S.A.	3,439	255,987
EXOR NV	9,284	622,918
Groupe Bruxelles Lambert S.A.	6,907	663,644
Industrivarden AB - C Shares	14,367	314,764
Investor AB - B Shares	38,992	1,907,129
Kinnevik AB - Class B	20,709	545,036
L E Lundbergforetagen AB - B Shares	6,582	247,784
Mitsubishi UFJ Lease & Finance Co., Ltd.	34,086	197,863
ORIX Corp.	113,396	1,697,035
Pargesa Holding S.A.	3,332	256,329
Tokyo Century Corp.	3,724	173,412
Wendel S.A.	2,388	329,737

		27,210,755

Diversified Telecommunication Services—1.2%
AT&T, Inc. (e)	350,041	13,245,551
BT Group plc	722,033	1,586,462
Cellnex Telecom S.A. (144A) (a)	16,624	686,708
CenturyLink, Inc.	45,713	570,498
Deutsche Telekom AG	285,326	4,789,916
Elisa Oyj	12,176	627,714
HKT Trust & HKT, Ltd.	324,000	515,140
Iliad S.A.	2,287	214,772
Koninklijke KPN NV	305,820	954,099
Nippon Telegraph & Telephone Corp.	55,099	2,635,314
Orange S.A.	170,787	2,680,737
PCCW, Ltd.	359,000	201,643
Proximus SADP	13,041	387,455
Singapore Telecommunications, Ltd.	630,700	1,419,694
Singapore Telecommunications, Ltd.	68,200	153,146
Spark New Zealand, Ltd.	155,260	429,044
Swisscom AG	2,218	1,093,955
Telecom Italia S.p.A. (a)	780,886	446,012
Telecom Italia S.p.A. - Risparmio Shares	509,683	278,875
Telefonica Deutschland Holding AG	76,391	212,971
Telefonica S.A.	400,029	3,054,603
Telenor ASA	62,983	1,263,754
Telia Co. AB	240,942	1,079,227
Telstra Corp., Ltd.	356,347	845,353
TPG Telecom, Ltd.	31,380	147,226
United Internet AG	10,539	375,917
Verizon Communications, Inc. (e)	198,720	11,994,739

		51,890,525

Electric Utilities—1.1%
Alliant Energy Corp.	11,344	611,782
American Electric Power Co., Inc.	23,650	2,215,768
AusNet Services	152,806	187,063
Chubu Electric Power Co., Inc.	55,156	798,875
Chugoku Electric Power Co., Inc. (The) (b)	23,531	302,224
CK Infrastructure Holdings, Ltd.	56,700	380,304
CLP Holdings, Ltd.	140,582	1,471,988
Duke Energy Corp.	34,215	3,279,850

Electric Utilities—(Continued)
Edison International	15,645	1,179,946
EDP - Energias de Portugal S.A.	219,114	851,112
Electricite de France S.A.	51,539	576,781
Endesa S.A.	27,191	715,360
Enel S.p.A.	696,262	5,202,391
Entergy Corp.	8,725	1,023,966
Evergy, Inc.	12,586	837,724
Eversource Energy (b)	15,165	1,296,153
Exelon Corp.	46,424	2,242,743
FirstEnergy Corp.	23,325	1,124,965
Fortum Oyj	38,022	899,461
HK Electric Investments & HK Electric Investments, Ltd.	224,100	213,609
Iberdrola S.A.	514,053	5,342,156
Kansai Electric Power Co., Inc. (The)	60,270	674,056
Kyushu Electric Power Co., Inc.	32,075	302,763
NextEra Energy, Inc.	23,045	5,369,255
Orsted A/S (144A)	16,195	1,504,170
Pinnacle West Capital Corp.	5,350	519,324
Power Assets Holdings, Ltd.	118,700	797,815
PPL Corp.	34,615	1,090,026
Red Electrica Corp. S.A.	37,056	752,274
Southern Co. (The)	49,395	3,051,129
SSE plc	87,877	1,346,394
Terna Rete Elettrica Nazionale S.p.A.	120,446	773,542
Tohoku Electric Power Co., Inc.	36,143	353,662
Tokyo Electric Power Co. Holdings, Inc. (a)	130,691	639,844
Verbund AG	5,855	320,271
Xcel Energy, Inc.	24,710	1,603,432

		49,852,178

Electrical Equipment—0.5%
ABB, Ltd.	157,765	3,098,706
AMETEK, Inc.	11,067	1,016,172
Eaton Corp. plc	20,838	1,732,680
Emerson Electric Co.	30,095	2,012,152
Fuji Electric Co., Ltd.	10,864	335,211
Legrand S.A.	22,840	1,631,394
Melrose Industries plc	415,895	1,030,304
Mitsubishi Electric Corp.	156,241	2,087,457
Nidec Corp.	19,142	2,593,906
Prysmian S.p.A.	20,692	444,739
Rockwell Automation, Inc.	5,845	963,256
Schneider Electric SE	47,084	4,129,289
Siemens Gamesa Renewable Energy S.A.	20,477	278,229
Vestas Wind Systems A/S	16,729	1,299,631

		22,653,126

Electronic Equipment, Instruments & Components—0.6%
Alps Alpine Co., Ltd.	17,688	332,260
Amphenol Corp. - Class A	14,470	1,396,355
CDW Corp.	7,156	881,905
Corning, Inc.	38,440	1,096,309
FLIR Systems, Inc.	6,605	347,357
Halma plc	32,500	787,418
Hamamatsu Photonics KK	12,007	449,146
Hexagon AB - B Shares	22,290	1,077,059

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Hirose Electric Co., Ltd.	2,803	$345,807
Hitachi High-Technologies Corp.	5,943	343,392
Hitachi, Ltd.	82,755	3,099,108
Ingenico Group S.A.	5,136	501,417
IPG Photonics Corp. (a) (b)	1,681	227,943
Keyence Corp.	7,808	4,864,674
Keysight Technologies, Inc. (a)	8,930	868,442
Kyocera Corp.	27,478	1,716,103
Murata Manufacturing Co., Ltd.	49,176	2,380,749
Nippon Electric Glass Co., Ltd.	6,816	152,713
Omron Corp.	16,485	909,722
Shimadzu Corp.	19,009	483,137
TDK Corp.	11,094	1,002,817
TE Connectivity, Ltd.	16,500	1,537,470
Venture Corp., Ltd.	23,200	257,141
Yaskawa Electric Corp.	20,547	763,219
Yokogawa Electric Corp.	19,563	358,143

		26,179,806

Energy Equipment & Services—0.1%
Baker Hughes a GE Co.	24,625	571,300
Halliburton Co.	42,050	792,642
Helmerich & Payne, Inc.	5,205	208,564
John Wood Group plc	57,627	268,461
National Oilwell Varco, Inc.	18,405	390,186
Schlumberger, Ltd.	66,537	2,273,569
TechnipFMC plc	20,436	493,325
Tenaris S.A.	40,424	428,882
WorleyParsons, Ltd.	27,272	241,245

		5,668,174

Entertainment—0.7%
Activision Blizzard, Inc.	36,704	1,942,376
Electronic Arts, Inc. (a)	14,480	1,416,434
Konami Holdings Corp.	7,991	387,137
Netflix, Inc. (a)	20,981	5,614,935
Nexon Co., Ltd. (a)	42,114	511,119
Nintendo Co., Ltd.	9,703	3,612,536
Take-Two Interactive Software, Inc. (a)	5,427	680,220
Toho Co., Ltd.	9,707	426,495
UBISOFT Entertainment S.A. (a)	7,156	517,547
Viacom, Inc. - Class B	16,970	407,789
Vivendi S.A.	78,275	2,149,615
Walt Disney Co. (The)	89,071	11,607,733

		29,273,936

Equity Real Estate Investment Trusts—4.8%
Acadia Realty Trust	9,355	267,366
Activia Properties, Inc.	79	403,383
Advance Residence Investment Corp.	143	469,927
Aedifica S.A.	2,819	326,393
AEON REIT Investment Corp.	168	231,441
Agree Realty Corp. (b)	4,650	340,147
Alexander’s, Inc.	284	98,948
Alexandria Real Estate Equities, Inc.	17,891	2,755,930

Equity Real Estate Investment Trusts—(Continued)
Allied Properties Real Estate Investment Trust	13,270	536,569
Alstria Office REIT-AG	18,000	308,718
American Assets Trust, Inc.	5,450	254,733
American Campus Communities, Inc.	15,527	746,538
American Finance Trust, Inc. (b)	12,050	168,218
American Homes 4 Rent Trust - Class A	29,224	756,609
American Tower Corp.	21,145	4,675,794
Americold Realty Trust	21,758	806,569
Apartment Investment & Management Co. - Class A	24,726	1,289,214
Apple Hospitality REIT, Inc.	23,850	395,433
Artis Real Estate Investment Trust	14,400	136,734
Ascencio	550	33,931
Ascendas Real Estate Investment Trust	501,148	1,132,161
Assura plc	268,995	235,818
AvalonBay Communities, Inc.	22,488	4,842,341
Befimmo S.A.	2,400	147,548
Big Yellow Group plc	17,450	222,978
Boardwalk Real Estate Investment Trust	4,350	145,815
Boston Properties, Inc.	25,012	3,243,056
Brandywine Realty Trust	19,776	299,606
British Land Co. plc (The)	183,460	1,319,873
Brixmor Property Group, Inc. (b)	33,727	684,321
Brookfield Property REIT, Inc. - Class A (b)	8,374	170,746
BWP Trust	55,468	148,007
Camden Property Trust	10,616	1,178,482
Canadian Apartment Properties REIT	18,150	746,221
CapitaLand Commercial Trust, Ltd.	507,734	759,841
CapitaLand Mall Trust	491,437	935,608
CareTrust REIT, Inc.	10,800	253,854
CDL Hospitality Trusts	89,282	105,984
Champion REIT	223,506	144,649
Charter Hall Retail REIT	41,723	119,757
Chatham Lodging Trust (b)	5,150	93,473
Choice Properties Real Estate Investment Trust	29,068	316,822
Civitas Social Housing plc	71,000	75,611
Cofinimmo S.A.	2,945	414,825
Colony Capital, Inc.	54,300	326,886
Columbia Property Trust, Inc.	13,200	279,180
Comforia Residential REIT, Inc.	66	211,822
Cominar Real Estate Investment Trust	20,631	205,088
Corporate Office Properties Trust	12,700	378,206
Cousins Properties, Inc.	16,509	620,573
Covivio	9,135	966,798
Crombie Real Estate Investment Trust	10,050	119,855
Cromwell Property Group	272,257	233,602
Crown Castle International Corp.	19,910	2,767,689
CubeSmart	21,827	761,762
Custodian REIT plc	42,913	62,050
CyrusOne, Inc.	12,700	1,004,570
Daiwa House REIT Investment Corp.	374	1,051,650
Daiwa Office Investment Corp.	31	240,567
Derwent London plc	11,450	474,584
Dexus	218,002	1,756,372
DiamondRock Hospitality Co.	22,750	233,187
Digital Realty Trust, Inc. (b)	33,551	4,355,255
Douglas Emmett, Inc.	18,840	806,917
Dream Global Real Estate Investment Trust	20,550	257,796

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Dream Industrial Real Estate Investment Trust	12,400	$123,827
Dream Office Real Estate Investment Trust	5,350	119,571
Duke Realty Corp.	58,076	1,972,842
Easterly Government Properties, Inc. (b)	8,875	189,037
EastGroup Properties, Inc.	4,229	528,710
Empire State Realty Trust, Inc. - Class A	16,779	239,436
Empiric Student Property plc	66,803	76,652
EPR Properties	8,747	672,294
Equinix, Inc.	3,917	2,259,326
Equity Commonwealth	13,650	467,512
Equity LifeStyle Properties, Inc.	9,858	1,317,029
Equity Residential	59,333	5,118,065
Essential Properties Realty Trust, Inc.	8,550	195,880
Essex Property Trust, Inc.	10,699	3,494,828
Eurocommercial Properties NV	5,450	151,833
Extra Space Storage, Inc.	20,144	2,353,222
Federal Realty Investment Trust	12,091	1,646,069
First Industrial Realty Trust, Inc.	14,250	563,730
Fortune Real Estate Investment Trust	152,030	174,080
Four Corners Property Trust, Inc.	7,700	217,756
Franklin Street Properties Corp.	11,700	98,982
Frasers Centrepoint Trust	80,600	159,954
Frasers Logistics & Industrial Trust	188,650	169,258
Frontier Real Estate Investment Corp.	51	217,253
Fukuoka REIT Corp.	82	139,329
Gaming and Leisure Properties, Inc.	22,996	879,367
GCP Student Living plc	46,804	98,407
Gecina S.A.	9,843	1,546,624
Getty Realty Corp.	3,765	120,706
Global Net Lease, Inc.	9,500	185,250
Global One Real Estate Investment Corp.	109	147,250
GLP J-REIT	412	546,376
Goodman Group	139,751	1,337,246
GPT Group (The)	375,489	1,562,994
Granite Real Estate Investment Trust	5,650	273,576
Great Portland Estates plc	30,030	276,922
Green REIT plc	79,001	164,163
H&R Real Estate Investment Trust	32,565	568,539
Hamborner REIT AG	7,950	82,998
Hammerson plc	87,329	304,512
Hansteen Holdings plc	47,421	53,876
HCP, Inc.	78,842	2,809,140
Healthcare Realty Trust, Inc. (b)	14,460	484,410
Healthcare Trust of America, Inc. - Class A	23,125	679,412
Hersha Hospitality Trust (b)	3,912	58,211
Hibernia REIT plc	79,316	127,207
Highwoods Properties, Inc.	11,600	521,304
Host Hotels & Resorts, Inc.	117,980	2,039,874
Hudson Pacific Properties, Inc.	17,263	577,620
Hulic REIT, Inc.	125	229,612
Icade	6,187	553,307
Immobiliare Grande Distribuzione SIIQ S.p.A.	5,559	34,060
Impact Healthcare Reit plc	24,100	32,892
Independence Realty Trust, Inc.	10,150	145,246
Industrial & Infrastructure Fund Investment Corp.	187	268,478
Industrial Logistics Properties Trust	7,300	155,125
Inmobiliaria Colonial Socimi S.A.	37,034	446,833

Equity Real Estate Investment Trusts—(Continued)
Innovative Industrial Properties, Inc. (b)	1,250	115,462
InterRent Real Estate Investment Trust	12,950	159,914
Intervest Offices & Warehouses NV	2,500	71,796
Intu Properties plc	100,961	55,040
Invesco Office J-REIT, Inc.	990	196,794
Investors Real Estate Trust	1,291	96,399
Invincible Investment Corp.	556	343,059
Invitation Homes, Inc.	54,224	1,605,573
Irish Residential Properties REIT plc	49,797	93,246
Iron Mountain, Inc. (b)	13,749	445,330
Japan Excellent, Inc.	136	221,976
Japan Hotel REIT Investment Corp.	509	379,449
Japan Logistics Fund, Inc.	98	242,432
Japan Prime Realty Investment Corp.	165	783,235
Japan Real Estate Investment Corp.	261	1,750,194
Japan Rental Housing Investments, Inc.	170	156,511
Japan Retail Fund Investment Corp.	523	1,105,797
JBG SMITH Properties	13,875	544,039
Kenedix Office Investment Corp.	43	339,644
Kenedix Residential Next Investment Corp.	101	199,140
Kenedix Retail REIT Corp.	58	145,356
Keppel DC REIT	113,400	156,743
Keppel REIT	224,932	205,104
Killam Apartment Real Estate Investment Trust	9,600	145,139
Kilroy Realty Corp.	11,263	877,275
Kimco Realty Corp. (b)	66,042	1,378,957
Kite Realty Group Trust	9,362	151,196
Kiwi Property Group, Ltd.	163,420	170,920
Klepierre	39,186	1,330,638
Land Securities Group plc	141,546	1,490,469
Lar Espana Real Estate Socimi S.A.	7,250	60,926
LaSalle Logiport REIT	138	197,634
Lexington Realty Trust	25,900	265,475
Liberty Property Trust	17,686	907,822
Life Storage, Inc.	5,266	555,089
Link REIT	420,791	4,619,631
LondonMetric Property plc	92,626	247,669
LTC Properties, Inc.	4,450	227,929
LXI REIT plc	59,352	95,038
Macerich Co. (The) (b)	21,076	665,791
Mack-Cali Realty Corp.	9,757	211,337
Mapletree Commercial Trust	217,941	361,133
Mapletree Industrial Trust	160,457	282,141
Mapletree Logistics Trust	276,644	324,543
MCUBS MidCity Investment Corp.	173	190,010
Medical Properties Trust, Inc.	50,320	984,259
Mercialys S.A.	6,950	92,459
Merlin Properties Socimi S.A.	37,688	526,538
Mid-America Apartment Communities, Inc.	18,403	2,392,574
Mirvac Group	758,554	1,568,824
Mitsui Fudosan Logistics Park, Inc.	40	166,701
Monmouth Real Estate Investment Corp.	10,450	150,584
Montea CVA	1,350	114,345
Mori Hills REIT Investment Corp.	176	279,364
Mori Trust Sogo REIT, Inc.	113	202,545
National Health Investors, Inc.	4,750	391,352
National Retail Properties, Inc.	18,416	1,038,662

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
National Storage Affiliates Trust	6,700	$223,579
NewRiver REIT plc (London Exchange)	34,261	81,893
Nippon Accommodations Fund, Inc.	51	317,464
Nippon Building Fund, Inc.	260	1,996,615
Nippon Prologis REIT, Inc.	379	1,037,894
NIPPON REIT Investment Corp.	49	204,626
Nomura Real Estate Master Fund, Inc.	826	1,491,446
Northview Apartment Real Estate Investment Trust	5,400	117,468
NorthWest Healthcare Properties Real Estate Investment Trust	11,650	103,499
NSI NV	2,021	87,339
Office Properties Income Trust	5,381	164,874
Omega Healthcare Investors, Inc. (b)	24,270	1,014,243
Orix JREIT, Inc.	300	655,031
Paramount Group, Inc.	22,874	305,368
Park Hotels & Resorts, Inc.	26,947	672,867
Pebblebrook Hotel Trust	14,711	409,260
Physicians Realty Trust	20,969	372,200
Piedmont Office Realty Trust, Inc. - Class A	14,150	295,452
Premier Investment Corp.	144	211,359
Primary Health Properties plc	127,713	208,267
ProLogis, Inc.	101,756	8,671,646
PS Business Parks, Inc.	2,300	418,485
Public Storage	24,147	5,922,535
QTS Realty Trust, Inc. - Class A	6,150	316,171
RDI REIT plc	28,849	38,720
Realty Income Corp.	50,386	3,863,598
Regency Centers Corp.	27,041	1,879,079
Regional REIT, Ltd. (144A)	41,888	53,046
Retail Estates NV	1,127	105,271
Retail Opportunity Investments Corp.	12,735	232,159
Retail Properties of America, Inc. - Class A	24,200	298,144
Retail Value, Inc.	1,642	60,820
Rexford Industrial Realty, Inc.	12,350	543,647
RioCan Real Estate Investment Trust	34,864	694,201
RLJ Lodging Trust	19,445	330,371
RPT Realty	8,828	119,619
Ryman Hospitality Properties, Inc.	5,186	424,267
Sabra Health Care REIT, Inc.	21,355	490,311
Safestore Holdings plc	23,340	191,797
Saul Centers, Inc.	1,353	73,752
SBA Communications Corp.	5,472	1,319,573
Scentre Group	1,037,516	2,754,717
Segro plc	217,080	2,164,133
Sekisui House REIT, Inc.	455	407,843
Senior Housing Properties Trust	26,750	247,571
Seritage Growth Properties - Class A (b)	3,800	161,462
Service Properties Trust	18,500	477,115
Shaftesbury plc	25,350	283,166
Shopping Centres Australasia Property Group	105,587	186,082
Simon Property Group, Inc.	49,925	7,770,826
SITE Centers Corp. (b)	15,875	239,871
SL Green Realty Corp.	13,388	1,094,469
Smart Real Estate Investment Trust	14,350	352,021
Spirit Realty Capital, Inc. (b)	10,161	486,305
STAG Industrial, Inc.	14,435	425,544
Stockland	477,970	1,468,817

Equity Real Estate Investment Trusts—(Continued)
STORE Capital Corp.	23,962	896,418
Summit Hotel Properties, Inc. (b)	11,700	135,720
Summit Industrial Income REIT	11,700	115,953
Sun Communities, Inc.	10,071	1,495,040
Sunstone Hotel Investors, Inc.	25,356	348,391
Suntec Real Estate Investment Trust	394,028	541,491
Tanger Factory Outlet Centers, Inc. (b)	10,300	159,444
Target Healthcare REIT plc (a)	43,861	61,803
Taubman Centers, Inc.	6,600	269,478
Terreno Realty Corp.	7,300	372,957
Tokyu REIT, Inc.	100	190,258
Triple Point Social Housing REIT plc (144A)	36,253	41,812
Tritax Big Box REIT plc	194,485	357,739
UDR, Inc.	46,234	2,241,424
Unibail-Rodamco-Westfield	26,583	3,875,300
Unibail-Rodamco-Westfield	650	94,758
UNITE Group plc (The)	32,650	438,384
United Urban Investment Corp.	584	1,118,506
Universal Health Realty Income Trust	1,476	151,733
Urban Edge Properties	13,000	257,270
Urstadt Biddle Properties, Inc. - Class A	3,300	78,210
Vastned Retail NV	1,907	56,949
Ventas, Inc.	59,472	4,343,240
VEREIT, Inc.	120,165	1,175,214
VICI Properties, Inc. (b)	52,512	1,189,397
Vicinity Centres	635,582	1,103,228
Vornado Realty Trust	27,945	1,779,258
Warehouses De Pauw SCA	2,067	379,474
Washington Prime Group, Inc. (b)	21,131	87,482
Washington Real Estate Investment Trust	9,044	247,444
Weingarten Realty Investors	13,708	399,314
Welltower, Inc.	64,146	5,814,835
Wereldhave Belgium NV	250	21,851
Wereldhave NV	4,550	101,231
Weyerhaeuser Co.	35,992	996,978
Workspace Group plc	15,150	179,255
WP Carey, Inc.	19,251	1,722,964
Xenia Hotels & Resorts, Inc.	12,800	270,336
Xior Student Housing NV	1,300	70,487

		209,628,539

Food & Staples Retailing—0.8%
Aeon Co., Ltd.	55,981	1,029,683
Carrefour S.A.	50,673	886,840
Casino Guichard Perrachon S.A.	4,800	229,034
Coles Group, Ltd.	97,063	1,010,142
Colruyt S.A.	4,916	269,371
Costco Wholesale Corp.	21,095	6,077,681
Dairy Farm International Holdings, Ltd.	28,500	179,658
FamilyMart Co., Ltd.	21,695	530,790
ICA Gruppen AB	7,749	358,067
J Sainsbury plc	148,932	402,487
Jeronimo Martins SGPS S.A.	21,619	364,695
Koninklijke Ahold Delhaize NV	101,334	2,534,916
Kroger Co. (The)	38,360	988,921
Lawson, Inc.	4,345	222,566

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
METRO AG	15,225	$240,227
Seven & i Holdings Co., Ltd.	64,502	2,475,252
Sundrug Co., Ltd.	6,054	190,457
Sysco Corp.	22,945	1,821,833
Tesco plc	838,380	2,486,138
Tsuruha Holdings, Inc.	3,185	348,251
Walgreens Boots Alliance, Inc.	38,595	2,134,689
Walmart, Inc. (e)	68,474	8,126,494
Welcia Holdings Co., Ltd.	4,135	208,873
WM Morrison Supermarkets plc	202,736	499,285
Woolworths Group, Ltd.	112,779	2,841,405

		36,457,755

Food Products—1.3%
a2 Milk Co., Ltd. (a)	62,783	521,571
Ajinomoto Co., Inc.	37,609	711,561
Archer-Daniels-Midland Co.	26,955	1,107,042
Associated British Foods plc	30,498	863,451
Barry Callebaut AG	189	390,407
Calbee, Inc.	6,963	217,116
Campbell Soup Co.	9,190	431,195
Chocoladefabriken Lindt & Spruengli AG	9	744,839
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	92	679,312
Conagra Brands, Inc.	23,340	716,071
Danone S.A.	52,781	4,648,737
General Mills, Inc.	28,660	1,579,739
Golden Agri-Resources, Ltd.	542,700	88,503
Hershey Co. (The)	6,765	1,048,507
Hormel Foods Corp.	13,110	573,300
J.M. Smucker Co. (The)	5,485	603,460
Kellogg Co.	12,155	782,174
Kerry Group plc - Class A	13,583	1,594,310
Kikkoman Corp.	12,448	597,606
Kraft Heinz Co. (The)	29,823	833,106
Lamb Weston Holdings, Inc.	6,948	505,259
McCormick & Co., Inc.	5,870	917,481
MEIJI Holdings Co., Ltd.	9,803	715,677
Mondelez International, Inc. - Class A	69,860	3,864,655
Mowi ASA	37,550	866,315
Nestle S.A.	262,211	28,443,100
NH Foods, Ltd.	7,362	296,054
Nisshin Seifun Group, Inc.	16,936	314,222
Nissin Foods Holdings Co., Ltd.	5,444	394,574
Orkla ASA	65,419	595,623
Toyo Suisan Kaisha, Ltd.	7,622	305,451
Tyson Foods, Inc. - Class A	14,150	1,218,881
Vitasoy International Holdings, Ltd.	63,600	257,864
WH Group, Ltd. (144A)	816,600	738,959
Wilmar International, Ltd.	164,439	444,810
Yakult Honsha Co., Ltd.	10,250	573,658
Yamazaki Baking Co., Ltd.	10,244	182,797

		59,367,387

Gas Utilities—0.2%
APA Group	101,005	782,364

Gas Utilities—(Continued)
Atmos Energy Corp.	5,565	633,798
Enagas S.A.	19,415	450,220
Hong Kong & China Gas Co., Ltd.	858,574	1,667,586
Naturgy Energy Group S.A.	25,700	681,789
Osaka Gas Co., Ltd.	32,103	616,282
Snam S.p.A.	178,182	900,887
Toho Gas Co., Ltd.	6,422	246,416
Tokyo Gas Co., Ltd.	32,843	830,347

		6,809,689

Health Care Equipment & Supplies—1.4%
Abbott Laboratories	84,470	7,067,605
ABIOMED, Inc. (a)	2,172	386,377
Alcon, Inc. (a)	37,120	2,166,408
Align Technology, Inc. (a)	3,499	633,039
Asahi Intecc Co., Ltd.	16,698	441,871
Baxter International, Inc.	23,800	2,081,786
Becton Dickinson & Co.	12,957	3,277,603
BioMerieux	3,563	294,892
Boston Scientific Corp. (a)	66,480	2,705,071
Carl Zeiss Meditec AG	3,446	392,644
Cochlear, Ltd.	4,941	695,278
Coloplast A/S - Class B	10,170	1,226,035
Cooper Cos., Inc. (The)	2,376	705,672
Danaher Corp.	29,660	4,283,794
Demant A/S (a)	9,722	249,272
DENTSPLY SIRONA, Inc.	10,607	565,459
Edwards Lifesciences Corp. (a)	10,060	2,212,294
Fisher & Paykel Healthcare Corp., Ltd.	49,108	530,586
Hologic, Inc. (a)	12,863	649,453
Hoya Corp.	32,654	2,665,766
IDEXX Laboratories, Inc. (a)	4,191	1,139,659
Intuitive Surgical, Inc. (a)	5,560	3,002,011
Koninklijke Philips NV	79,288	3,675,376
Medtronic plc	64,579	7,014,571
Olympus Corp.	99,750	1,350,102
ResMed, Inc.	6,783	916,451
Siemens Healthineers AG (144A)	12,841	505,182
Smith & Nephew plc	74,897	1,804,127
Sonova Holding AG	4,754	1,105,540
Straumann Holding AG	884	723,036
Stryker Corp.	14,970	3,238,011
Sysmex Corp.	14,323	962,734
Teleflex, Inc.	2,245	762,739
Terumo Corp.	55,267	1,780,478
Varian Medical Systems, Inc. (a)	4,425	526,973
Zimmer Biomet Holdings, Inc.	9,835	1,350,050

		63,087,945

Health Care Providers & Services—0.8%
Alfresa Holdings Corp.	16,095	361,128
AmerisourceBergen Corp.	7,485	616,240
Anthem, Inc.	12,480	2,996,448
Cardinal Health, Inc.	14,330	676,233
Centene Corp. (a)	19,718	853,001
Chartwell Retirement Residences	24,100	267,768

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Cigna Corp. (a)	18,346	$2,784,739
CVS Health Corp.	62,199	3,922,891
DaVita, Inc. (a)	6,030	344,132
Fresenius Medical Care AG & Co. KGaA	18,450	1,239,982
Fresenius SE & Co. KGaA	35,713	1,669,586
HCA Healthcare, Inc.	12,869	1,549,685
Henry Schein, Inc. (a) (b)	7,706	489,331
Humana, Inc.	6,600	1,687,422
Laboratory Corp. of America Holdings (a)	4,825	810,600
McKesson Corp.	9,355	1,278,454
Medipal Holdings Corp.	15,700	350,988
NMC Health plc	8,021	267,160
Quest Diagnostics, Inc.	6,505	696,230
Ramsay Health Care, Ltd.	12,110	530,810
Ryman Healthcare, Ltd.	33,822	280,963
Sonic Healthcare, Ltd.	38,530	731,233
Suzuken Co., Ltd.	6,197	334,413
UnitedHealth Group, Inc.	46,300	10,061,916
Universal Health Services, Inc. - Class B	4,100	609,875
WellCare Health Plans, Inc. (a)	2,455	636,262

		36,047,490

Health Care Technology—0.0%
Cerner Corp.	15,760	1,074,359
M3, Inc.	36,055	873,054

		1,947,413

Hotels, Restaurants & Leisure—0.9%
Accor S.A.	15,726	656,179
Aristocrat Leisure, Ltd.	48,849	1,012,942
Carnival Corp.	19,220	840,106
Carnival plc	14,083	583,722
Chipotle Mexican Grill, Inc. (a)	1,215	1,021,171
Compass Group plc	135,777	3,493,503
Crown Resorts, Ltd.	31,639	257,474
Darden Restaurants, Inc.	5,975	706,364
Flight Centre Travel Group, Ltd.	4,701	151,220
Flutter Entertainment plc (a)	6,771	633,199
Galaxy Entertainment Group, Ltd.	185,271	1,162,393
Genting Singapore, Ltd.	511,300	325,655
GVC Holdings plc	49,811	455,789
Hilton Worldwide Holdings, Inc.	14,208	1,322,907
InterContinental Hotels Group plc	14,731	919,317
Marriott International, Inc. - Class A	13,607	1,692,303
McDonald’s Corp.	37,040	7,952,858
McDonald’s Holdings Co. Japan, Ltd.	5,731	277,287
Melco Resorts & Entertainment, Ltd. (ADR)	17,717	343,887
Merlin Entertainments plc (144A)	60,495	336,605
MGM China Holdings, Ltd.	80,300	126,250
MGM Resorts International	24,004	665,391
Norwegian Cruise Line Holdings, Ltd. (a)	10,527	544,983
Oriental Land Co., Ltd.	17,124	2,605,074
Pandox AB	8,536	170,194
Royal Caribbean Cruises, Ltd.	8,214	889,823
Sands China, Ltd.	207,435	947,112
Shangri-La Asia, Ltd.	106,100	108,481

Hotels, Restaurants & Leisure—(Continued)
SJM Holdings, Ltd.	167,456	160,275
Sodexo S.A.	7,574	850,819
Starbucks Corp.	59,586	5,268,594
Tabcorp Holdings, Ltd.	172,549	565,244
TUI AG	37,282	433,877
Whitbread plc	15,440	815,074
Wynn Macau, Ltd.	131,778	259,091
Wynn Resorts, Ltd.	4,650	505,548
Yum! Brands, Inc.	14,940	1,694,644

		40,755,355

Household Durables—0.4%
Barratt Developments plc	86,826	691,995
Berkeley Group Holdings plc	10,492	539,098
Casio Computer Co., Ltd. (b)	16,426	254,609
D.R. Horton, Inc.	16,450	867,080
Electrolux AB - Series B	19,308	458,169
Garmin, Ltd.	5,770	488,661
Husqvarna AB - B Shares	35,303	268,875
Iida Group Holdings Co., Ltd.	12,447	203,689
Leggett & Platt, Inc.	6,180	253,009
Lennar Corp. - Class A	13,995	781,621
Mohawk Industries, Inc. (a)	3,060	379,654
Newell Brands, Inc.	20,595	385,538
Nikon Corp.	27,476	345,218
NVR, Inc. (a)	170	631,950
Panasonic Corp.	188,996	1,539,476
Persimmon plc	27,187	725,641
PulteGroup, Inc.	12,380	452,489
Rinnai Corp.	2,914	196,899
SEB S.A.	1,939	294,594
Sekisui Chemical Co., Ltd.	31,621	492,902
Sekisui House, Ltd.	53,214	1,050,316
Sharp Corp.	18,007	201,020
Sony Corp.	108,793	6,392,732
Taylor Wimpey plc	280,664	557,307
Whirlpool Corp.	3,030	479,831

		18,932,373

Household Products—0.7%
Church & Dwight Co., Inc.	11,802	887,983
Clorox Co. (The)	6,115	928,685
Colgate-Palmolive Co.	41,650	3,061,692
Essity AB - Class B	51,919	1,514,869
Henkel AG & Co. KGaA	8,896	814,696
Kimberly-Clark Corp.	16,635	2,363,002
Lion Corp.	19,227	379,311
Pigeon Corp.	9,894	407,704
Procter & Gamble Co. (The) (e)	119,806	14,901,470
Reckitt Benckiser Group plc	60,567	4,723,553
Unicharm Corp.	34,546	1,094,959

		31,077,924

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	31,785	519,367

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—(Continued)
Electric Power Development Co., Ltd.	12,615	$288,919
Meridian Energy, Ltd.	108,357	352,891
NRG Energy, Inc.	13,905	550,638
Uniper SE	17,231	565,041

		2,276,856

Industrial Conglomerates—0.7%
3M Co.	28,045	4,610,598
CK Hutchison Holdings, Ltd.	231,046	2,031,214
DCC plc	8,412	733,681
General Electric Co. (e)	442,672	3,957,488
Honeywell International, Inc.	35,560	6,016,752
Jardine Matheson Holdings, Ltd.	18,904	1,013,946
Jardine Strategic Holdings, Ltd.	19,000	568,815
Keihan Holdings Co., Ltd.	8,249	368,042
Keppel Corp., Ltd.	124,500	535,783
NWS Holdings, Ltd.	131,800	204,333
Roper Technologies, Inc.	4,990	1,779,434
Sembcorp Industries, Ltd.	83,100	125,384
Siemens AG	65,489	7,018,034
Smiths Group plc	33,895	654,074
Toshiba Corp.	47,657	1,459,519

		31,077,097

Insurance—2.2%
Admiral Group plc	16,165	421,062
Aegon NV	152,489	634,149
Aflac, Inc.	36,570	1,913,342
Ageas	15,642	868,043
AIA Group, Ltd.	1,033,773	9,700,057
Allianz SE	36,337	8,473,639
Allstate Corp. (The)	16,565	1,800,284
American International Group, Inc.	42,471	2,365,635
Aon plc	11,580	2,241,541
Arthur J. Gallagher & Co.	8,742	783,021
Assicurazioni Generali S.p.A.	93,791	1,818,878
Assurant, Inc.	2,505	315,179
Aviva plc	334,148	1,638,694
AXA S.A.	166,070	4,244,827
Baloise Holding AG	4,178	748,859
Chubb, Ltd.	22,167	3,578,640
Cincinnati Financial Corp.	7,210	841,191
CNP Assurances	14,744	285,095
Dai-ichi Life Holdings, Inc.	92,316	1,402,852
Direct Line Insurance Group plc	117,708	434,172
Everest Re Group, Ltd.	1,928	513,022
Gjensidige Forsikring ASA	17,169	340,732
Globe Life, Inc.	4,855	464,915
Hannover Rueck SE	5,162	873,058
Hartford Financial Services Group, Inc. (The)	17,240	1,044,916
Insurance Australia Group, Ltd.	197,839	1,055,978
Japan Post Holdings Co., Ltd.	134,829	1,245,147
Legal & General Group plc	510,280	1,558,062
Lincoln National Corp.	10,240	617,677
Loews Corp.	13,240	681,595
Mapfre S.A. (b)	91,137	245,690

Insurance—(Continued)
Marsh & McLennan Cos., Inc.	24,150	2,416,208
Medibank Private, Ltd.	235,758	542,598
MetLife, Inc. (f)	47,375	2,234,205
MS&AD Insurance Group Holdings, Inc.	40,632	1,321,849
Muenchener Rueckversicherungs-Gesellschaft AG	12,802	3,312,167
NN Group NV	26,277	932,860
Poste Italiane S.p.A. (144A)	44,724	509,077
Principal Financial Group, Inc.	12,575	718,536
Progressive Corp. (The)	28,005	2,163,386
Prudential Financial, Inc.	19,830	1,783,709
Prudential plc	221,987	4,031,496
QBE Insurance Group, Ltd.	113,742	966,621
RSA Insurance Group plc	87,913	577,336
Sampo Oyj - A Shares	37,951	1,509,807
SCOR SE	13,957	576,796
Sompo Holdings, Inc.	28,764	1,209,432
Sony Financial Holdings, Inc.	13,035	283,911
Suncorp Group, Ltd. (a)	107,935	994,898
Swiss Life Holding AG	2,930	1,400,329
Swiss Re AG	26,089	2,722,632
T&D Holdings, Inc.	47,661	508,910
Tokio Marine Holdings, Inc.	55,450	2,977,048
Travelers Cos., Inc. (The)	12,780	1,900,258
Tryg A/S	10,380	297,449
Unum Group	10,495	311,911
Willis Towers Watson plc	6,267	1,209,343
Zurich Insurance Group AG	12,957	4,958,064

		95,520,788

Interactive Media & Services—1.4%
Alphabet, Inc. - Class A (a) (e)	14,390	17,572,205
Alphabet, Inc. - Class C (a) (e)	14,816	18,060,704
Auto Trader Group plc	79,391	497,751
Facebook, Inc. - Class A (a)	115,596	20,585,336
Kakaku.com, Inc.	11,575	286,159
LINE Corp. (a)	5,148	184,335
REA Group, Ltd.	4,534	332,537
TripAdvisor, Inc. (a) (b)	4,855	187,791
Twitter, Inc. (a)	34,776	1,432,771
Yahoo Japan Corp.	242,555	686,312

		59,825,901

Internet & Direct Marketing Retail—1.1%
Amazon.com, Inc. (a)	20,086	34,867,488
Booking Holdings, Inc. (a)	2,295	4,504,190
Delivery Hero AG (144A) (a)	9,628	427,695
eBay, Inc.	43,475	1,694,656
Expedia Group, Inc.	5,735	770,842
Mercari, Inc. (a)	6,357	158,843
Ocado Group plc (a)	38,912	633,376
Prosus NV (a)	42,046	3,086,519
Rakuten, Inc.	73,684	726,671
Zalando SE (144A) (a)	10,729	489,664
ZOZO, Inc. (b)	17,429	402,107

		47,762,051

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.8%
Accenture plc - Class A	30,695	$5,904,183
Adyen NV (144A) (a)	886	584,190
Akamai Technologies, Inc. (a)	7,760	709,109
Alliance Data Systems Corp.	2,300	294,699
Amadeus IT Group S.A.	37,566	2,693,986
Atos SE	8,235	581,215
Automatic Data Processing, Inc.	21,095	3,405,155
Broadridge Financial Solutions, Inc. (b)	5,558	691,582
Capgemini SE	13,606	1,604,913
Cognizant Technology Solutions Corp. - Class A	27,850	1,678,380
Computershare, Ltd.	41,832	458,813
DXC Technology Co.	13,428	396,126
Fidelity National Information Services, Inc.	30,117	3,998,333
Fiserv, Inc. (a)	28,042	2,904,871
FleetCor Technologies, Inc. (a)	4,323	1,239,750
Fujitsu, Ltd.	16,835	1,352,114
Gartner, Inc. (a) (b)	4,409	630,443
Global Payments, Inc.	14,113	2,243,967
GMO Payment Gateway, Inc.	3,499	233,824
International Business Machines Corp. (e)	43,694	6,353,981
Itochu Techno-Solutions Corp.	8,218	217,721
Jack Henry & Associates, Inc.	3,736	545,344
Leidos Holdings, Inc.	7,087	608,632
MasterCard, Inc. - Class A	43,700	11,867,609
Nomura Research Institute, Ltd.	29,037	579,778
NTT Data Corp.	54,028	700,804
Obic Co., Ltd.	5,543	634,349
Otsuka Corp.	8,962	359,123
Paychex, Inc.	16,265	1,346,254
PayPal Holdings, Inc. (a)	56,675	5,870,963
VeriSign, Inc. (a)	5,085	959,184
Visa, Inc. - Class A (b)	84,510	14,536,565
Western Union Co. (The)	21,220	491,667
Wirecard AG	10,049	1,605,970
Wix.com, Ltd. (a)	3,932	459,022
Worldline S.A. (144A) (a)	7,036	444,420

		79,187,039

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	17,104	1,065,580
Hasbro, Inc.	5,545	658,136
Sankyo Co., Ltd.	3,913	134,969
Sega Sammy Holdings, Inc.	14,632	205,792
Shimano, Inc.	6,350	960,480
Yamaha Corp.	12,299	556,403

		3,581,360

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	15,335	1,175,121
Eurofins Scientific SE	983	457,280
Illumina, Inc. (a)	7,119	2,165,742
IQVIA Holdings, Inc. (a)	7,621	1,138,425
Lonza Group AG (a)	6,375	2,157,207
Mettler-Toledo International, Inc. (a)	1,289	907,971
PerkinElmer, Inc.	5,290	450,549
QIAGEN NV (a)	19,761	646,979

Life Sciences Tools & Services—(Continued)
Sartorius Stedim Biotech	2,374	332,164
Thermo Fisher Scientific, Inc.	19,430	5,659,376
Waters Corp. (a)	3,690	823,719

		15,914,533

Machinery—1.1%
Alfa Laval AB	26,931	532,056
Alstom S.A.	13,390	555,213
Amada Holdings Co., Ltd.	28,774	312,332
Andritz AG	6,291	257,323
Atlas Copco AB - A Shares	57,486	1,769,740
Atlas Copco AB - B Shares	33,405	906,437
Caterpillar, Inc.	28,385	3,585,309
CNH Industrial NV	86,921	886,357
Cummins, Inc.	7,095	1,154,144
Daifuku Co., Ltd.	8,671	451,255
Deere & Co.	15,515	2,617,070
Dover Corp.	7,000	696,920
Epiroc AB - Class A	56,415	612,477
Epiroc AB - Class B	32,974	341,260
FANUC Corp.	16,594	3,147,877
Flowserve Corp.	6,280	293,339
Fortive Corp.	14,130	968,753
GEA Group AG	13,134	354,634
Hino Motors, Ltd.	24,593	203,789
Hitachi Construction Machinery Co., Ltd.	9,315	226,345
Hoshizaki Corp.	4,660	367,686
IDEX Corp.	3,721	609,797
IHI Corp.	12,651	276,743
Illinois Tool Works, Inc.	14,700	2,300,403
Ingersoll-Rand plc	11,765	1,449,566
JTEKT Corp.	17,416	201,302
Kawasaki Heavy Industries, Ltd.	12,231	272,599
KION Group AG	5,560	292,071
Knorr-Bremse AG	4,140	389,152
Komatsu, Ltd.	79,069	1,822,180
Kone Oyj - Class B	29,013	1,652,685
Kubota Corp.	89,687	1,364,153
Kurita Water Industries, Ltd.	8,567	230,704
Makita Corp.	19,177	608,675
Metso Oyj	9,048	337,841
Minebea Mitsumi, Inc.	31,076	496,576
MISUMI Group, Inc.	24,277	576,729
Mitsubishi Heavy Industries, Ltd.	27,437	1,079,254
Nabtesco Corp.	9,729	304,143
NGK Insulators, Ltd.	22,157	317,395
NSK, Ltd.	30,298	257,133
PACCAR, Inc.	17,695	1,238,827
Parker-Hannifin Corp.	6,735	1,216,408
Pentair plc	7,673	290,039
Sandvik AB	96,644	1,505,004
Schindler Holding AG	1,726	384,852
Schindler Holding AG (Participation Certificate)	3,486	780,189
SKF AB - B Shares	32,523	538,215
SMC Corp.	4,903	2,109,527
Snap-on, Inc.	2,710	424,223

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Spirax-Sarco Engineering plc	6,302	$607,859
Stanley Black & Decker, Inc.	7,240	1,045,528
Sumitomo Heavy Industries, Ltd.	9,513	283,920
Techtronic Industries Co., Ltd.	117,200	822,503
THK Co., Ltd.	10,186	270,052
Volvo AB - B Shares	127,149	1,788,027
Wabtec Corp.	6,377	458,251
Wartsila Oyj Abp	37,991	426,165
Weir Group plc (The)	22,215	389,850
Xylem, Inc.	8,640	687,917
Yangzijiang Shipbuilding Holdings, Ltd.	201,590	140,091

		50,486,864

Marine—0.0%
AP Moller - Maersk A/S - Class A	324	346,395
AP Moller - Maersk A/S - Class B	560	634,918
Kuehne & Nagel International AG	4,623	681,374
Mitsui OSK Lines, Ltd.	9,918	252,550
Nippon Yusen KK	12,941	217,828

		2,133,065

Media—0.6%
Axel Springer SE (a)	4,203	288,591
CBS Corp. - Class B	16,150	651,976
Charter Communications, Inc. - Class A (a)	8,457	3,485,299
Comcast Corp. - Class A	218,304	9,841,144
CyberAgent, Inc.	8,673	335,085
Dentsu, Inc.	18,517	655,560
Discovery, Inc. - Class A (a)	7,450	198,394
Discovery, Inc. - Class C (a)	17,265	425,064
DISH Network Corp. - Class A (a) (b)	10,994	374,566
Eutelsat Communications S.A.	15,038	280,012
Fox Corp. - Class A	16,919	533,541
Fox Corp. - Class B (a)	8,141	256,767
Hakuhodo DY Holdings, Inc.	20,044	291,457
Informa plc	107,161	1,122,365
Interpublic Group of Cos., Inc. (The)	18,425	397,243
ITV plc	310,138	479,048
JCDecaux S.A.	6,473	175,337
News Corp. - Class A	18,521	257,812
News Corp. - Class B	5,856	83,712
Omnicom Group, Inc. (b)	10,685	836,635
Pearson plc	66,893	606,383
Publicis Groupe S.A.	18,125	891,119
RTL Group S.A. (b)	3,374	162,396
Schibsted ASA - B Shares	8,498	238,382
SES S.A.	31,185	568,742
Singapore Press Holdings, Ltd.	135,300	204,130
Telenet Group Holding NV	4,028	190,134
WPP plc	108,019	1,352,209

		25,183,103

Metals & Mining—0.8%
Alumina, Ltd.	206,980	331,355
Anglo American plc	90,202	2,078,024

Metals & Mining—(Continued)
Antofagasta plc	33,343	369,324
ArcelorMittal	56,862	801,524
BHP Group plc	180,806	3,866,879
BHP Group, Ltd.	252,182	6,243,402
BlueScope Steel, Ltd.	45,411	368,479
Boliden AB	23,126	532,137
Evraz plc	43,245	248,836
Fortescue Metals Group, Ltd.	118,609	711,347
Freeport-McMoRan, Inc.	69,700	667,029
Fresnillo plc	18,692	157,270
Glencore plc (a)	951,507	2,866,658
Hitachi Metals, Ltd.	18,133	196,937
JFE Holdings, Inc.	42,079	509,374
Kobe Steel, Ltd.	26,187	140,588
Maruichi Steel Tube, Ltd.	4,768	126,599
Mitsubishi Materials Corp.	9,568	259,730
Newcrest Mining, Ltd.	65,767	1,533,323
Newmont Goldcorp Corp.	39,891	1,512,667
Nippon Steel Corp.	69,150	969,165
Norsk Hydro ASA	115,126	406,422
Nucor Corp.	15,040	765,686
Rio Tinto plc	97,584	5,068,711
Rio Tinto, Ltd.	31,779	1,998,681
South32, Ltd.	432,435	768,483
Sumitomo Metal Mining Co., Ltd.	19,916	621,125
ThyssenKrupp AG	34,640	480,038
Voestalpine AG	9,935	228,622

		34,828,415

Multi-Utilities—0.6%
AGL Energy, Ltd.	56,142	725,545
Ameren Corp.	11,660	933,383
CenterPoint Energy, Inc.	24,100	727,338
Centrica plc	487,686	442,156
CMS Energy Corp.	13,555	866,842
Consolidated Edison, Inc.	14,945	1,411,854
Dominion Energy, Inc.	36,701	2,974,249
DTE Energy Co.	8,730	1,160,741
E.ON SE	188,427	1,831,183
Engie S.A.	156,356	2,554,522
National Grid plc	291,925	3,165,253
NiSource, Inc.	17,450	522,104
Public Service Enterprise Group, Inc.	24,270	1,506,682
RWE AG	46,823	1,465,057
Sempra Energy	13,120	1,936,643
Suez	29,255	460,104
Veolia Environnement S.A.	45,997	1,166,879
WEC Energy Group, Inc.	15,129	1,438,768

		25,289,303

Multiline Retail—0.3%
Dollar General Corp.	12,630	2,007,412
Dollar Tree, Inc. (a)	11,413	1,302,908
Harvey Norman Holdings, Ltd.	45,446	139,094
Isetan Mitsukoshi Holdings, Ltd.	28,430	227,720
J Front Retailing Co., Ltd.	19,445	228,601

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—(Continued)
Kohl’s Corp.	7,925	$393,556
Macy’s, Inc. (b)	14,710	228,593
Marks & Spencer Group plc	137,395	311,591
Marui Group Co., Ltd.	16,313	345,894
Next plc	11,811	898,374
Nordstrom, Inc.	5,390	181,481
Pan Pacific International Holdings Corp.	37,936	633,419
Ryohin Keikaku Co., Ltd.	20,460	383,954
Target Corp.	25,090	2,682,372
Wesfarmers, Ltd.	97,064	2,611,371

		12,576,340

Oil, Gas & Consumable Fuels—2.5%
Aker BP ASA	9,309	248,061
Apache Corp. (b)	18,195	465,792
BP plc	1,734,329	10,965,463
Cabot Oil & Gas Corp.	20,690	363,523
Caltex Australia, Ltd.	21,376	381,225
Chevron Corp. (e)	91,900	10,899,340
Cimarex Energy Co.	4,815	230,831
Concho Resources, Inc.	9,605	652,179
ConocoPhillips	55,320	3,152,134
Devon Energy Corp.	21,020	505,741
Diamondback Energy, Inc.	7,350	660,838
Eni S.p.A.	217,775	3,326,012
EOG Resources, Inc.	27,890	2,069,996
Equinor ASA	85,743	1,626,435
Exxon Mobil Corp. (e)	203,648	14,379,585
Galp Energia SGPS S.A.	42,911	645,450
Hess Corp.	11,970	723,946
HollyFrontier Corp.	7,667	411,258
Idemitsu Kosan Co., Ltd.	16,791	472,193
Inpex Corp.	87,628	799,346
JXTG Holdings, Inc.	275,367	1,249,012
Kinder Morgan, Inc.	91,230	1,880,250
Koninklijke Vopak NV	6,066	311,471
Lundin Petroleum AB	16,027	479,444
Marathon Oil Corp.	39,980	490,555
Marathon Petroleum Corp.	33,177	2,015,503
Neste Oyj	36,217	1,196,657
Noble Energy, Inc.	23,000	516,580
Occidental Petroleum Corp.	43,355	1,927,997
Oil Search, Ltd.	117,388	582,763
OMV AG	12,608	675,452
ONEOK, Inc.	20,867	1,537,689
Origin Energy, Ltd.	150,618	815,044
Phillips 66	20,340	2,082,816
Pioneer Natural Resources Co.	8,165	1,026,912
Repsol S.A.	124,393	1,940,310
Royal Dutch Shell plc - A Shares	378,990	11,077,590
Royal Dutch Shell plc - B Shares	320,636	9,419,339
Santos, Ltd.	151,568	794,627
Total S.A.	203,540	10,596,274
Valero Energy Corp.	20,415	1,740,175
Washington H Soul Pattinson & Co., Ltd.	10,247	145,549
Williams Cos., Inc. (The)	58,181	1,399,835

Oil, Gas & Consumable Fuels—(Continued)
Woodside Petroleum, Ltd.	80,140	1,759,150

		108,640,342

Paper & Forest Products—0.1%
Mondi plc	31,438	601,991
OJI Holdings Corp.	72,905	342,182
Stora Enso Oyj - R Shares	49,800	600,662
UPM-Kymmene Oyj	45,691	1,352,123

		2,896,958

Personal Products—0.7%
Beiersdorf AG	8,629	1,018,130
Coty, Inc. - Class A	22,919	240,879
Estee Lauder Cos., Inc. (The) - Class A	10,620	2,112,849
Kao Corp.	41,836	3,102,692
Kobayashi Pharmaceutical Co., Ltd.	4,228	323,177
Kose Corp. (b)	2,853	482,104
L’Oreal S.A.	21,586	6,048,579
Pola Orbis Holdings, Inc.	7,919	178,243
Shiseido Co., Ltd.	34,243	2,735,711
Unilever NV	124,772	7,497,312
Unilever plc	95,032	5,714,122

		29,453,798

Pharmaceuticals—3.4%
Allergan plc	15,208	2,559,354
Astellas Pharma, Inc.	161,010	2,301,085
AstraZeneca plc	113,411	10,078,232
Bayer AG	79,832	5,628,708
Bristol-Myers Squibb Co. (b)	78,435	3,977,439
Chugai Pharmaceutical Co., Ltd.	19,165	1,494,011
Daiichi Sankyo Co., Ltd.	48,557	3,062,252
Eisai Co., Ltd.	21,580	1,102,175
Eli Lilly & Co.	42,110	4,709,161
GlaxoSmithKline plc	425,026	9,097,931
H Lundbeck A/S	6,017	199,642
Hisamitsu Pharmaceutical Co., Inc.	4,481	197,182
Ipsen S.A.	3,229	306,493
Johnson & Johnson (e)	129,020	16,692,608
Kyowa Kirin Co., Ltd.	20,802	403,960
Merck & Co., Inc. (e)	125,035	10,525,446
Merck KGaA	11,064	1,246,729
Mitsubishi Tanabe Pharma Corp.	19,224	211,671
Mylan NV (a)	24,785	490,247
Nektar Therapeutics (a)(b)	8,314	151,440
Novartis AG	185,597	16,112,659
Novo Nordisk A/S - Class B	147,354	7,608,628
Ono Pharmaceutical Co., Ltd.	32,559	592,140
Orion Oyj - Class B	8,956	333,986
Otsuka Holdings Co., Ltd.	33,428	1,250,353
Perrigo Co. plc	5,953	332,713
Pfizer, Inc.	270,266	9,710,657
Recordati S.p.A.	8,965	384,809
Roche Holding AG	60,144	17,539,502
Sanofi	96,106	8,911,766

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Santen Pharmaceutical Co., Ltd.	31,373	$547,348
Shionogi & Co., Ltd.	23,051	1,286,038
Sumitomo Dainippon Pharma Co., Ltd.	13,697	226,367
Taisho Pharmaceutical Holdings Co., Ltd.	3,108	226,958
Takeda Pharmaceutical Co., Ltd.	127,275	4,360,731
Teva Pharmaceutical Industries, Ltd. (ADR) (a)(b)	93,277	641,746
UCB S.A.	10,823	785,902
Vifor Pharma AG	3,895	622,667
Zoetis, Inc.	23,040	2,870,554

		148,781,290

Professional Services—0.5%
Adecco Group AG	13,547	749,325
Bureau Veritas S.A.	24,595	593,068
Equifax, Inc.	5,815	817,996
Experian plc	77,908	2,489,052
IHS Markit, Ltd. (a)	17,160	1,147,661
Intertek Group plc	13,817	930,340
Nielsen Holdings plc	17,033	361,951
Persol Holdings Co., Ltd.	15,247	290,227
Randstad NV	10,200	501,085
Recruit Holdings Co., Ltd.	114,629	3,503,595
RELX plc	168,019	3,986,354
Robert Half International, Inc.	5,820	323,941
Seek, Ltd.	28,556	414,487
SGS S.A.	458	1,135,000
Teleperformance SE	4,947	1,073,343
Verisk Analytics, Inc.	7,901	1,249,464
Wolters Kluwer NV	23,946	1,748,937

		21,315,826

Real Estate Management & Development—1.3%
ADO Properties S.A. (144A)	3,348	137,925
Aeon Mall Co., Ltd.	22,150	350,757
Allreal Holding AG (a)	1,632	313,873
Aroundtown S.A.	168,737	1,380,106
Atrium Ljungberg AB - B Shares	5,250	115,985
Azrieli Group, Ltd.	7,823	614,423
CA Immobilien Anlagen AG	7,832	277,749
Capital & Counties Properties plc	83,753	242,157
CapitaLand, Ltd.	503,960	1,290,836
Carmila S.A.	3,450	60,261
Castellum AB	30,720	657,802
Catena AB	2,350	77,141
CBRE Group, Inc. - Class A (a)	15,215	806,547
City Developments, Ltd.	92,296	657,879
Citycon Oyj	8,710	91,375
CK Asset Holdings, Ltd.	527,733	3,593,637
Daito Trust Construction Co., Ltd.	6,151	788,613
Daiwa House Industry Co., Ltd.	48,479	1,579,573
Deutsche Euroshop AG	5,800	163,610
Deutsche Wohnen SE	71,293	2,603,383
Dios Fastigheter AB	9,572	83,518
Entra ASA (144A)	16,168	253,569
Fabege AB	30,050	495,071
Fastighets AB Balder - B Shares (a)	11,050	418,395

Real Estate Management & Development—(Continued)
First Capital Realty, Inc.	15,150	252,376
Grainger plc	68,493	207,300
Grand City Properties S.A.	12,550	282,328
Hang Lung Properties, Ltd.	402,005	913,760
Helical plc	11,304	54,186
Hembla AB (a)	4,107	89,890
Hemfosa Fastigheter AB	18,374	186,077
Henderson Land Development Co., Ltd.	122,744	572,262
Hiag Immobilien Holding AG	300	33,997
Hongkong Land Holdings, Ltd.	231,885	1,306,539
Hufvudstaden AB - A Shares	12,500	226,263
Hulic Co., Ltd.	63,748	654,411
Hysan Development Co., Ltd.	123,139	498,198
Kennedy-Wilson Holdings, Inc.	13,877	304,184
Kerry Properties, Ltd.	55,300	171,141
Klovern AB - B Shares	57,401	107,143
Kojamo Oyj	9,905	162,318
Kungsleden AB	21,506	195,290
LEG Immobilien AG	7,250	829,903
Lend Lease Group	47,840	567,965
Mitsubishi Estate Co., Ltd.	235,835	4,566,577
Mitsui Fudosan Co., Ltd.	183,449	4,565,607
Mobimo Holding AG (a)	726	205,184
New World Development Co., Ltd.	1,176,814	1,537,314
Nomura Real Estate Holdings, Inc.	23,888	518,032
Nyfosa AB (a)	18,174	123,685
Phoenix Spree Deutschland, Ltd.	9,777	36,605
PSP Swiss Property AG	4,459	566,061
Sagax AB - Class D	11,200	42,899
Sino Land Co., Ltd.	624,836	943,060
Sirius Real Estate, Ltd.	107,052	99,749
Sumitomo Realty & Development Co., Ltd.	73,517	2,809,794
Sun Hung Kai Properties, Ltd.	298,412	4,314,142
Swire Pacific, Ltd. - Class A	42,580	396,805
Swire Properties, Ltd.	219,009	690,348
Swiss Prime Site AG (a)	15,068	1,475,405
TAG Immobilien AG (a)	14,350	327,452
TLG Immobilien AG	10,542	286,654
Tokyo Tatemono Co., Ltd.	22,568	318,464
Tokyu Fudosan Holdings Corp.	51,735	331,531
UOL Group, Ltd.	95,702	519,509
Vonovia SE	104,010	5,276,188
Wallenstam AB - B Shares	18,550	210,298
Wharf Holdings, Ltd. (The)	103,000	225,483
Wharf Real Estate Investment Co., Ltd.	242,426	1,329,064
Wheelock & Co., Ltd.	70,100	399,559
Wihlborgs Fastigheter AB	15,100	245,403

		57,030,588

Road & Rail—0.6%
Aurizon Holdings, Ltd.	170,366	679,162
Central Japan Railway Co.	12,345	2,548,075
ComfortDelGro Corp., Ltd.	183,000	318,266
CSX Corp.	38,570	2,671,744
East Japan Railway Co.	26,149	2,501,491
Hankyu Hanshin Holdings, Inc.	19,591	758,298

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
J.B. Hunt Transport Services, Inc.	4,196	$464,287
Kansas City Southern	4,890	650,419
Keikyu Corp.	18,945	368,867
Keio Corp.	8,804	549,809
Keisei Electric Railway Co., Ltd.	11,070	456,963
Kintetsu Group Holdings Co., Ltd.	14,690	767,219
Kyushu Railway Co.	13,697	438,043
MTR Corp., Ltd.	131,300	733,317
Nagoya Railroad Co., Ltd.	15,584	467,179
Nippon Express Co., Ltd.	6,835	348,716
Norfolk Southern Corp.	13,140	2,360,732
Odakyu Electric Railway Co., Ltd.	25,237	606,412
Seibu Holdings, Inc.	17,573	307,104
Tobu Railway Co., Ltd.	16,358	531,880
Tokyu Corp.	42,794	805,822
Union Pacific Corp.	35,490	5,748,670
West Japan Railway Co.	14,006	1,186,414

		26,268,889

Semiconductors & Semiconductor Equipment—1.5%
Advanced Micro Devices, Inc. (a)	42,378	1,228,538
Advantest Corp.	17,084	755,610
Analog Devices, Inc.	17,802	1,989,017
Applied Materials, Inc.	47,260	2,358,274
ASM Pacific Technology, Ltd.	25,600	314,489
ASML Holding NV	36,439	9,044,231
Broadcom, Inc.	19,859	5,482,474
Disco Corp.	2,307	441,458
Infineon Technologies AG	97,352	1,750,002
Intel Corp. (e)	219,470	11,309,289
KLA Corp.	7,770	1,238,927
Lam Research Corp.	7,447	1,721,076
Maxim Integrated Products, Inc.	13,261	767,945
Microchip Technology, Inc. (b)	11,330	1,052,670
Micron Technology, Inc. (a)	53,870	2,308,329
NVIDIA Corp.	29,370	5,112,436
NXP Semiconductors NV	25,297	2,760,409
Qorvo, Inc. (a)	5,923	439,131
QUALCOMM, Inc.	58,268	4,444,683
Renesas Electronics Corp. (a)	64,272	417,987
Rohm Co., Ltd.	8,092	624,019
Skyworks Solutions, Inc.	8,471	671,327
STMicroelectronics NV	58,462	1,132,732
SUMCO Corp.	21,340	289,580
Texas Instruments, Inc.	46,230	5,974,765
Tokyo Electron, Ltd.	13,436	2,580,798
Xilinx, Inc.	12,180	1,168,062

		67,378,258

Software—2.2%
Adobe, Inc. (a)	23,520	6,497,400
ANSYS, Inc. (a)	3,987	882,562
Autodesk, Inc. (a)	10,565	1,560,450
Cadence Design Systems, Inc. (a)	13,536	894,459
Check Point Software Technologies, Ltd. (a)	10,699	1,171,541
Citrix Systems, Inc.	6,120	590,702

Software—(Continued)
CyberArk Software, Ltd. (a)	3,184	317,827
Dassault Systemes SE	11,142	1,587,261
Fortinet, Inc. (a)	6,882	528,262
Intuit, Inc.	12,495	3,322,920
Micro Focus International plc	29,332	413,828
Microsoft Corp. (e)	371,787	51,689,547
Nice, Ltd. (a)	5,298	762,703
Oracle Corp. (e)	108,863	5,990,731
Oracle Corp. Japan	3,319	289,346
Sage Group plc (The)	92,945	790,737
Salesforce.com, Inc. (a)	41,966	6,229,433
SAP SE	84,134	9,891,167
Symantec Corp.	30,700	725,441
Synopsys, Inc. (a)	7,172	984,357
Temenos AG (a)	5,474	917,333
Trend Micro, Inc.	10,815	516,725

		96,554,732

Specialty Retail—0.9%
ABC-Mart, Inc.	2,872	182,598
Advance Auto Parts, Inc. (b)	3,470	573,938
AutoZone, Inc. (a)	1,285	1,393,737
Best Buy Co., Inc.	11,195	772,343
CarMax, Inc. (a)	8,350	734,800
Dufry AG (a)	3,690	308,931
Fast Retailing Co., Ltd.	4,995	2,977,735
Gap, Inc. (The) (b)	10,240	177,766
Hennes & Mauritz AB - B Shares	68,773	1,334,653
Hikari Tsushin, Inc.	1,796	390,131
Home Depot, Inc. (The)	54,370	12,614,928
Industria de Diseno Textil S.A.	93,381	2,892,594
Kingfisher plc	180,212	458,118
L Brands, Inc. (b)	10,890	213,335
Lowe’s Cos., Inc.	38,570	4,241,157
Nitori Holdings Co., Ltd.	6,858	1,003,372
O’Reilly Automotive, Inc. (a)	3,865	1,540,241
Ross Stores, Inc.	17,880	1,964,118
Shimamura Co., Ltd.	1,942	154,394
Tiffany & Co. (b)	5,170	478,897
TJX Cos., Inc. (The)	59,500	3,316,530
Tractor Supply Co.	5,885	532,239
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,729	684,024
USS Co., Ltd.	18,808	366,831
Yamada Denki Co., Ltd.	53,119	257,079

		39,564,489

Technology Hardware, Storage & Peripherals—1.3%
Apple, Inc. (e)	210,049	47,044,675
Brother Industries, Ltd.	19,136	349,246
Canon, Inc.	85,634	2,286,036
FUJIFILM Holdings Corp.	30,839	1,359,080
Hewlett Packard Enterprise Co.	68,410	1,037,780
HP, Inc.	76,110	1,440,001
Konica Minolta, Inc.	38,252	267,479
NEC Corp.	21,183	897,686
NetApp, Inc.	12,070	633,796

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Technology Hardware, Storage & Peripherals—(Continued)
Ricoh Co., Ltd.	57,391	$519,538
Seagate Technology plc (b)	12,460	670,223
Seiko Epson Corp.	23,987	339,199
Western Digital Corp.	13,824	824,463
Xerox Holdings Corp.	9,915	296,558

		57,965,760

Textiles, Apparel & Luxury Goods—0.9%
adidas AG	15,442	4,805,899
Burberry Group plc	35,218	941,984
Capri Holdings, Ltd. (a)	7,197	238,653
Cie Financiere Richemont S.A.	44,687	3,284,115
EssilorLuxottica S.A.	24,115	3,478,763
Hanesbrands, Inc.	17,322	265,373
Hermes International	2,712	1,875,805
Hugo Boss AG	5,439	291,606
Kering S.A.	6,487	3,311,690
LVMH Moet Hennessy Louis Vuitton SE	23,779	9,465,697
Moncler S.p.A.	15,330	546,820
NIKE, Inc. - Class B	61,180	5,746,026
Pandora A/S	8,948	359,593
Puma SE	7,110	550,208
PVH Corp.	3,608	318,334
Ralph Lauren Corp.	2,595	247,745
Swatch Group AG (The)	4,816	242,395
Swatch Group AG (The) - Bearer Shares	2,509	667,210
Tapestry, Inc.	13,850	360,792
Under Armour, Inc. - Class A (a)(b)	8,972	178,902
Under Armour, Inc. - Class C (a)(b)	9,156	165,998
VF Corp.	15,600	1,388,244
Yue Yuen Industrial Holdings, Ltd.	61,500	168,805

		38,900,657

Tobacco—0.5%
Altria Group, Inc.	90,325	3,694,292
British American Tobacco plc	196,360	7,259,744
Imperial Brands plc	81,902	1,839,844
Japan Tobacco, Inc.	102,727	2,251,045
Philip Morris International, Inc. (e)	74,705	5,672,351
Swedish Match AB	15,063	623,120

		21,340,396

Trading Companies & Distributors—0.4%
AerCap Holdings NV (a)	11,323	619,934
Ashtead Group plc	40,551	1,128,381
Brenntag AG	13,226	640,062
Bunzl plc	28,801	752,987
Fastenal Co.	27,500	898,425
Ferguson plc	19,858	1,450,835
ITOCHU Corp.	115,324	2,390,620
Marubeni Corp.	133,900	893,723
Mitsubishi Corp.	115,702	2,849,115
Mitsui & Co., Ltd.	141,697	2,328,239

Trading Companies & Distributors—(Continued)
MonotaRO Co., Ltd.	10,630	280,154
Sumitomo Corp.	101,721	1,595,722
Toyota Tsusho Corp.	18,186	589,767
United Rentals, Inc. (a)	3,900	486,096
WW Grainger, Inc.	2,220	659,673

		17,563,733

Transportation Infrastructure—0.2%
Aena SME S.A. (144A)	5,779	1,059,126
Aeroports de Paris	2,542	452,096
Atlantia S.p.A.	42,415	1,027,010
Auckland International Airport, Ltd.	82,698	472,764
Fraport AG Frankfurt Airport Services Worldwide	3,456	293,130
Getlink SE	37,666	565,950
Japan Airport Terminal Co., Ltd.	4,339	188,979
Kamigumi Co., Ltd.	9,303	210,754
SATS, Ltd.	57,000	199,925
Sydney Airport	94,677	513,957
Transurban Group	229,021	2,273,422

		7,257,113

Water Utilities—0.1%
American Water Works Co., Inc.	8,676	1,077,820
Severn Trent plc	20,303	540,668
United Utilities Group plc	58,373	592,492

		2,210,980

Wireless Telecommunication Services—0.5%
1&1 Drillisch AG	4,642	144,687
KDDI Corp.	151,728	3,966,189
Millicom International Cellular S.A.	5,681	275,609
NTT DoCoMo, Inc.	114,206	2,916,208
Softbank Corp. (b)	143,432	1,942,525
SoftBank Group Corp.	141,336	5,551,272
T-Mobile U.S., Inc. (a)	15,560	1,225,661
Tele2 AB - B Shares (b)	42,747	635,724
Vodafone Group plc	2,287,422	4,555,376

		21,213,251

Total Common Stocks (Cost $1,833,940,987)		2,565,864,241

U.S. Treasury & Government Agencies—24.9%

Federal Agencies—1.1%
Federal Home Loan Bank 2.500%, 02/13/24	2,345,000	2,434,096
Federal Home Loan Mortgage Corp.
2.375%, 01/13/22	8,925,000	9,064,877
2.750%, 06/19/23	9,954,000	10,357,320
6.250%, 07/15/32	2,480,000	3,662,348

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal National Mortgage Association
2.875%, 10/30/20	4,977,000	$5,030,720
2.875%, 09/12/23	9,034,000	9,469,913
6.625%, 11/15/30	1,650,000	2,416,992
7.250%, 05/15/30	1,941,000	2,927,195

		45,363,461

U.S. Treasury—23.8%
U.S. Treasury Bonds 2.250%, 08/15/46	21,188,000	21,744,185
2.250%, 08/15/49	3,260,000	3,356,145
2.500%, 02/15/45	5,830,000	6,278,181
2.750%, 08/15/42	5,415,000	6,084,895
2.750%, 08/15/47	2,445,700	2,770,329
2.875%, 05/15/43	5,779,000	6,630,274
2.875%, 08/15/45	31,698,000	36,554,233
2.875%, 05/15/49	3,925,000	4,581,518
3.000%, 05/15/45	1,395,000	1,643,648
3.000%, 02/15/47	3,410,000	4,045,379
3.000%, 05/15/47	3,783,000	4,486,106
3.000%, 02/15/48	2,120,000	2,519,156
3.000%, 08/15/48	9,960,600	11,854,670
3.000%, 02/15/49	4,060,500	4,845,319
3.125%, 11/15/41	7,070,000	8,431,527
3.125%, 02/15/42	5,645,000	6,734,750
3.125%, 02/15/43	8,504,100	10,149,444
3.625%, 08/15/43 (b)	26,548,000	34,263,513
3.750%, 08/15/41	8,025,000	10,465,415
3.750%, 11/15/43	519,000	683,154
4.375%, 05/15/41	7,495,000	10,601,326
4.500%, 08/15/39	318,000	452,566
5.250%, 11/15/28	4,209,000	5,483,702
5.500%, 08/15/28	5,990,000	7,887,613
6.000%, 02/15/26 (g)	33,774,000	42,738,622
6.125%, 11/15/27	7,239,000	9,704,502
6.250%, 08/15/23	4,620,000	5,430,124
6.250%, 05/15/30	885,000	1,276,785
6.375%, 08/15/27	2,790,000	3,765,628
6.875%, 08/15/25	2,640,000	3,418,800
U.S. Treasury Notes 1.125%, 02/28/21	13,045,000	12,929,837
1.125%, 09/30/21	7,998,000	7,915,208
1.250%, 03/31/21	24,650,000	24,472,828
1.250%, 10/31/21	21,327,200	21,153,083
1.250%, 08/31/24 (b)	9,254,000	9,125,673
1.375%, 08/31/20	17,945,000	17,867,893
1.375%, 10/31/20	26,223,000	26,101,104
1.375%, 05/31/21	6,338,000	6,302,349
1.375%, 08/31/23	8,951,000	8,886,665
1.500%, 09/30/24	6,882,000	6,865,602
1.625%, 11/15/22 (g)	48,926,000	48,998,625
1.625%, 02/15/26	11,320,000	11,324,864
1.625%, 08/15/29 (b)	5,998,000	5,971,993
1.750%, 03/31/22	6,370,000	6,394,136
1.750%, 05/15/22	8,447,000	8,481,646

U.S. Treasury—(Continued)
U.S. Treasury Notes 1.750%, 05/31/22	6,444,000	6,468,668
1.750%, 06/30/22 (b)	5,502,000	5,526,931
1.750%, 05/15/23	58,767,000	59,113,634
1.750%, 07/31/24 (b)	6,767,000	6,828,062
1.875%, 11/30/21	17,953,100	18,047,073
1.875%, 08/31/22	11,326,000	11,421,563
1.875%, 10/31/22	8,498,000	8,573,353
2.000%, 02/15/22	22,105,600	22,308,523
2.000%, 07/31/22	6,273,500	6,346,527
2.000%, 11/30/22	8,542,000	8,650,443
2.000%, 02/15/23	18,174,000	18,423,893
2.000%, 05/31/24	15,820,000	16,138,254
2.000%, 02/15/25	7,571,600	7,731,905
2.000%, 08/15/25	17,740,000	18,134,992
2.000%, 11/15/26	4,620,000	4,737,846
2.125%, 05/31/21	10,812,000	10,885,065
2.125%, 08/15/21	19,150,000	19,304,098
2.125%, 12/31/22	8,530,000	8,676,609
2.125%, 11/30/23	22,408,000	22,901,676
2.125%, 03/31/24	6,646,000	6,807,477
2.125%, 05/15/25	36,853,000	37,899,568
2.250%, 04/30/24	7,735,000	7,969,165
2.250%, 11/15/24	16,668,500	17,218,040
2.250%, 11/15/25	9,607,000	9,963,510
2.250%, 02/15/27	10,237,000	10,680,470
2.250%, 08/15/27	5,941,000	6,211,130
2.250%, 11/15/27	15,786,000	16,514,253
2.375%, 08/15/24	2,028,700	2,104,776
2.375%, 05/15/27	6,780,500	7,144,687
2.375%, 05/15/29	9,309,000	9,888,267
2.500%, 01/31/24	7,005,100	7,276,821
2.625%, 08/15/20	7,910,000	7,962,218
2.625%, 11/15/20	21,404,900	21,595,537
2.625%, 02/15/29	9,095,000	9,846,048
2.750%, 11/15/23	25,091,500	26,265,704
2.750%, 02/15/28	2,396,000	2,601,719
2.875%, 05/15/28	4,159,000	4,565,477
2.875%, 08/15/28	3,913,300	4,303,560
3.125%, 11/15/28	10,546,600	11,843,502
3.625%, 02/15/21	33,714,200	34,564,957

		1,045,119,016

Total U.S. Treasury & Government Agencies (Cost $1,035,026,414)		1,090,482,477

Foreign Government—10.2%

Sovereign—10.2%
Australia Government Bonds 3.000%, 03/21/47 (AUD)	305,000	268,323
3.250%, 04/21/29 (AUD)	1,346,000	1,093,316
3.750%, 04/21/37 (AUD)	1,486,000	1,381,140
4.750%, 04/21/27 (AUD)	7,847,000	6,769,508
5.750%, 05/15/21 (AUD)	2,345,000	1,709,401

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Austria Government Bonds 3.150%, 06/20/44 (144A) (EUR)	1,761,000	$3,312,651
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,142,966
4.150%, 03/15/37 (144A) (EUR)	145,000	272,400
Belgium Government Bonds 2.600%, 06/22/24 (144A) (EUR)	2,327,195	2,924,971
4.250%, 09/28/21 (144A) (EUR)	900,000	1,078,070
4.250%, 03/28/41 (144A) (EUR)	1,455,000	2,893,329
5.500%, 03/28/28 (EUR)	3,175,800	5,214,564
Bundesrepublik Deutschland 0.500%, 02/15/26 (EUR)	10,332,518	12,191,153
1.500%, 05/15/24 (EUR)	1,965,000	2,373,918
2.000%, 01/04/22 (EUR)	1,505,000	1,745,868
2.000%, 08/15/23 (EUR)	681,529	825,359
2.500%, 01/04/21 (EUR)	5,944,100	6,755,223
2.500%, 07/04/44 (EUR)	2,486,600	4,543,058
3.250%, 07/04/42 (EUR)	387,500	766,508
4.250%, 07/04/39 (EUR)	1,677,500	3,527,472
5.500%, 01/04/31 (EUR)	2,535,600	4,717,090
Canadian Government Bonds 1.500%, 06/01/26 (CAD)	3,802,000	2,891,196
1.750%, 05/01/20 (CAD)	3,474,000	2,622,262
2.750%, 06/01/22 (CAD)	1,870,000	1,456,069
3.500%, 12/01/45 (CAD)	1,500,000	1,609,767
4.000%, 06/01/41 (CAD)	975,000	1,069,854
5.750%, 06/01/29 (CAD)	1,069,000	1,125,635
Denmark Government Bonds 1.500%, 11/15/23 (DKK)	13,692,600	2,192,095
4.500%, 11/15/39 (DKK)	4,060,000	1,195,379
Finland Government Bonds 0.500%, 04/15/26 (144A) (EUR)	2,841,000	3,305,907
3.500%, 04/15/21 (144A) (EUR)	1,500,000	1,741,130
France Government Bond OAT Zero Coupon, 05/25/21 (EUR)	9,287,929	10,240,084
Zero Coupon, 05/25/22 (EUR)	1,450,000	1,611,101
0.500%, 05/25/26 (EUR)	5,972,399	6,948,575
1.000%, 11/25/25 (EUR)	9,476,406	11,316,969
1.250%, 05/25/36 (144A) (EUR)	2,719,800	3,520,133
2.250%, 05/25/24 (EUR)	2,032,800	2,518,442
2.500%, 05/25/30 (EUR)	6,542,800	9,222,731
3.250%, 05/25/45 (EUR)	6,420,900	11,902,886
Ireland Government Bonds 2.000%, 02/18/45 (EUR)	448,000	648,037
5.400%, 03/13/25 (EUR)	3,555,800	5,105,605
Italy Buoni Poliennali Del Tesoro 1.350%, 04/15/22 (EUR)	1,304,000	1,474,406
2.200%, 06/01/27 (EUR)	5,305,000	6,481,276
3.750%, 09/01/24 (EUR)	13,007,000	16,597,279
3.850%, 09/01/49 (144A) (EUR)	2,725,000	4,285,493
5.000%, 08/01/39 (144A) (EUR)	4,126,000	7,074,758
5.250%, 11/01/29 (EUR)	6,535,200	10,142,359
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	25,750,000	337,678
Japan Government Ten Year Bonds 0.100%, 09/20/26 (JPY)	2,292,500,000	21,895,628
0.500%, 12/20/24 (JPY)	380,650,000	3,682,404
0.800%, 09/20/22 (JPY)	1,390,000,000	13,299,520

Sovereign—(Continued)
Japan Government Thirty Year Bonds 0.500%, 09/20/46 (JPY)	1,511,600,000	14,654,237
1.800%, 09/20/43 (JPY)	796,250,000	9,991,106
1.900%, 09/20/42 (JPY)	494,400,000	6,249,582
2.300%, 03/20/40 (JPY)	554,550,000	7,270,824
Japan Government Twenty Year Bonds 0.500%, 09/20/36 (JPY)	1,082,900,000	10,685,982
1.500%, 03/20/33 (JPY)	230,600,000	2,576,343
1.700%, 12/20/31 (JPY)	698,700,000	7,890,318
1.700%, 09/20/32 (JPY)	182,400,000	2,075,117
1.700%, 09/20/33 (JPY)	418,500,000	4,803,161
2.100%, 06/20/29 (JPY)	555,050,000	6,306,035
2.100%, 12/20/29 (JPY)	555,900,000	6,360,370
2.500%, 12/21/20 (JPY)	1,827,300,000	17,478,536
Kingdom of Belgium Government Bonds 1.600%, 06/22/47 (144A) (EUR)	1,144,400	1,618,408
5.000%, 03/28/35 (144A) (EUR)	355,000	683,129
Mexican Bonos 6.500%, 06/10/21 (MXN)	43,260,000	2,184,593
10.000%, 11/20/36 (MXN)	40,732,100	2,627,235
Netherlands Government Bonds 2.250%, 07/15/22 (144A) (EUR)	2,130,000	2,521,855
3.750%, 01/15/42 (144A) (EUR)	1,396,600	2,873,016
5.500%, 01/15/28 (EUR)	3,570,500	5,880,683
Norway Government Bond 3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,224,724
Poland Government Bond 5.750%, 04/25/29 (PLN)	6,492,000	2,171,042
Republic of Austria Government Bond 0.750%, 10/20/26 (144A) (EUR)	3,060,000	3,631,280
Republic of South Africa Government Bonds 6.500%, 02/28/41 (ZAR)	27,771,600	1,289,101
10.500%, 12/21/26 (ZAR)	29,175,000	2,149,453
Singapore Government Bonds 2.125%, 06/01/26 (SGD)	3,378,000	2,508,785
2.250%, 06/01/21 (SGD)	865,000	632,153
Spain Government Bonds 0.350%, 07/30/23 (EUR)	2,380,000	2,664,511
1.950%, 04/30/26 (144A) (EUR)	10,275,000	12,731,251
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,864,697
4.200%, 01/31/37 (144A) (EUR)	1,045,000	1,815,483
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,338,705
4.700%, 07/30/41 (144A) (EUR)	2,112,000	4,085,920
4.850%, 10/31/20 (144A) (EUR)	8,313,000	9,588,673
6.000%, 01/31/29 (EUR)	3,371,400	5,697,161
Sweden Government Bonds 1.000%, 11/12/26 (SEK)	15,990,000	1,795,478
1.500%, 11/13/23 (144A) (SEK)	3,330,000	367,955
Switzerland Government Bond 4.000%, 02/11/23 (CHF)	415,000	485,334
United Kingdom Gilt 0.625%, 06/07/25 (GBP)	2,535,000	3,176,061
1.750%, 09/07/22 (GBP)	2,345,178	3,005,158
2.250%, 09/07/23 (GBP)	1,170,000	1,549,029
3.250%, 01/22/44 (GBP)	2,592,900	4,759,685
4.250%, 12/07/46 (GBP)	8,873,100	19,464,512

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
United Kingdom Gilt 6.000%, 12/07/28 (GBP)	3,478,400	$6,447,249
8.000%, 06/07/21 (GBP)	1,170,000	1,622,485

Total Foreign Government (Cost $434,061,628)		444,817,361

Mutual Funds—1.7%

Investment Company Securities—1.7%
BMO Real Estate Investment, Ltd.	27,342	27,430
F&C Commercial Property Trust, Ltd.	59,969	85,974
iShares iBoxx $ High Yield Corporate Bond ETF (b)	471,205	41,074,940
Picton Property Income, Ltd. (The) (a)	62,356	67,316
Schroder Real Estate Investment Trust, Ltd.	59,099	40,272
Standard Life Investment Property Income Trust, Ltd.	46,224	50,242
UK Commercial Property Trust, Ltd.	74,372	76,814
Vanguard Global ex-U.S. Real Estate ETF	233,770	13,696,584
Vanguard REIT ETF	218,070	20,335,027

Total Mutual Funds (Cost $75,130,456)		75,454,599

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	4,784	265,464
Porsche Automobil Holding SE	13,109	852,823
Volkswagen AG	15,888	2,702,563

		3,820,850

Chemicals—0.0%
FUCHS Petrolub SE	6,002	225,247

Health Care Equipment & Supplies—0.0%
Sartorius AG	3,045	555,563

Household Products—0.0%
Henkel AG & Co. KGaA	15,252	1,510,190

Total Preferred Stocks (Cost $6,287,917)		6,111,850

Rights—0.0%

Equity Real Estate Investment Trusts—0.0%
Keppel DC REIT, Expires 10/07/19 (a)	11,907	1,723

Multiline Retail—0.0%
Harvey Norman Holdings, Ltd., Expires 10/11/19 (a)	2,673	3,239

Total Rights (Cost $0)		4,962

Short-Term Investment—1.6%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $69,915,083; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $71,313,444.	69,913,529	69,913,529

Total Short-Term Investments (Cost $69,913,529)		69,913,529

Securities Lending Reinvestments (h)—4.2%

Certificates of Deposit—1.9%
Banco Del Estado De Chile New York 2.222%, 1M LIBOR + 0.180%, 10/09/19 (i)	5,000,000	5,000,000
Bank of Montreal (Chicago)
2.070%, SOFR + 0.250%, 07/10/20 (i)	3,000,000	3,000,204
2.150%, 1M LIBOR + 0.100%, 10/11/19 (i)	4,000,000	3,999,928
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (i)	3,000,000	2,998,692
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (i)	2,000,000	2,000,370
Chiba Bank, Ltd. 2.250%, 10/17/19	3,000,000	3,000,156
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (i)	5,000,000	5,000,715
Credit Industriel et Commercial 2.260%, 1M LIBOR + 0.160%, 01/03/20 (i)	3,000,000	2,999,622
Credit Suisse AG 2.240%, 1M LIBOR + 0.140%, 10/02/19 (i)	8,000,000	8,000,000
DNB Bank ASA 2.020%, 03/10/20	3,000,000	2,999,358
DZ Bank AG
Zero Coupon, 10/23/19	2,982,242	2,995,980
Zero Coupon, 11/18/19	2,982,922	2,991,558
Zero Coupon, 03/10/20	1,979,188	1,981,580
Zero Coupon, 03/17/20	3,957,386	3,961,560
Industrial & Commercial Bank of China, Corp. 2.330%, 12/04/19	3,000,000	2,999,952
KBC Bank NV 2.080%, 03/12/20	2,000,000	2,000,200
Mizuho Bank, Ltd. Zero Coupon, 10/23/19	1,988,162	1,997,320
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (i)	5,000,000	4,999,200
Nationwide Building Society Zero Coupon, 10/09/19	1,996,323	1,998,940
Natixis New York 2.453%, 3M LIBOR + 0.150%, 10/15/19 (i)	2,000,000	2,000,252
Royal Bank of Canada New York 2.110%, SOFR + 0.290%, 07/16/20 (i)	2,000,000	2,000,630
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (i)	4,000,000	4,000,068
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (i)	2,000,000	1,999,988
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,998,020

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Svenska Handelsbanken AB 2.429%, 1M LIBOR + 0.380%, 12/10/19 (i)	2,000,000	$2,000,804
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (i)	6,000,000	6,001,398

		84,926,495

Commercial Paper—0.6%
Agricultural Bank of China 2.295%, 12/11/19	1,988,525	1,990,776
Bank of China, Ltd. 2.470%, 10/11/19	3,976,535	3,997,156
Cafco LLC 2.120%, 10/31/19	4,981,450	4,990,905
China Construction Bank Corp. 2.470%, 10/18/19	993,756	998,858
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (i)	5,000,000	5,000,810
Kells Funding LLC 2.260%, 10/28/19	1,987,068	1,996,959
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (i)	2,000,000	2,001,114
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (i)	2,000,000	2,000,056
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (i)	3,000,000	2,999,616

		25,976,250

Repurchase Agreements—1.7%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $3,017,403; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $8,552,785; collateralized by various Common Stock with an aggregate market value of $9,350,960.	8,500,000	8,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $1,002,110; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,200,080; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,224,001.	1,200,000	1,200,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,200,080; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $3,746,245; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $3,820,906.	3,745,985	3,745,985
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $7,083,872; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $7,683,680.	7,000,000	7,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,400,077; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,558,203.	1,400,000	1,400,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $20,007,856; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $22,228,150.	20,000,000	20,000,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $600,236; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $666,844.	600,000	600,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $3,600,197; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,999,823.	3,600,000	3,600,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $3,100,171; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,444,292.	3,100,000	3,100,000

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $5,001,944; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,555,310.	5,000,000	$5,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $4,001,556; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $4,444,248.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $5,302,061; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,888,628.	5,300,000	5,300,000

		73,645,985

Total Securities Lending Reinvestments (Cost $184,543,967)		184,548,730

Total Investments—101.2% (Cost $3,638,904,898)		4,437,197,749
Other assets and liabilities (net)—(1.2)%		(51,633,551)

Net Assets—100.0%		$4,385,564,198

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $142,241,361 and the collateral received consisted of cash in the amount of $184,433,057 and non-cash collateral with a value of $485,971. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent less than 0.05% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $160,237,026.
(f)	Affiliated Issuer.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2019, the market value of securities pledged was $66,687,696.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $86,606,829, which is 2.0% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	37,172,715	BNP	12/16/19	USD	25,346,450	$(196,879)
AUD	36,701,684	JPMC	12/16/19	USD	25,071,717	(240,828)
AUD	39,384,000	MSIP	12/16/19	USD	26,678,269	(32,631)
AUD	40,611,000	MSIP	12/16/19	USD	27,509,424	(33,648)
CAD	8,748,585	BNP	12/16/19	USD	6,660,274	(48,636)
CAD	69,621,415	BNP	12/16/19	USD	53,002,595	(387,050)
CAD	67,880,000	JPMC	12/16/19	USD	51,212,392	87,099
CHF	12,243,000	UBSA	12/16/19	USD	12,453,084	(105,266)
EUR	2,120,372	BOA	10/10/19	USD	2,388,080	(75,576)
EUR	1,105,190	HSBCU	10/10/19	USD	1,253,920	(48,587)
EUR	2,011,024	HSBCU	10/10/19	USD	2,236,006	(42,758)
EUR	2,437,456	JPMC	10/10/19	USD	2,751,849	(93,530)
EUR	1,997,089	MSIP	10/10/19	USD	2,209,363	(31,314)
EUR	1,412,928	NWM	10/10/19	USD	1,558,341	(17,385)
EUR	1,409,493	SSBT	10/10/19	USD	1,576,473	(39,264)
EUR	25,521,000	NWM	12/16/19	USD	28,428,608	(451,590)
GBP	1,174,260	SG	10/18/19	USD	1,460,540	(15,782)
GBP	17,472,000	MSIP	12/16/19	USD	22,020,678	(471,929)
JPY	334,035,146	SCB	11/21/19	USD	3,104,846	(5,462)
JPY	1,442,463,000	CBNA	12/16/19	USD	13,445,212	(34,242)
JPY	2,361,056,000	CBNA	12/16/19	USD	21,963,291	(11,913)

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NOK	58,653,182	BNP	12/16/19	USD	6,624,707	$(170,008)
NOK	152,975,853	JPMC	12/16/19	USD	17,146,139	(311,365)
NOK	351,204,000	JPMC	12/16/19	USD	39,122,322	(472,822)
NZD	90,134,000	CBNA	12/16/19	USD	56,843,007	(304,719)
NZD	35,049,946	CSI	12/16/19	USD	22,678,044	(692,290)
NZD	28,221,000	HSBCU	12/16/19	USD	18,115,929	(413,763)
SEK	27,180,336	BNP	12/16/19	USD	2,871,404	(96,202)
SEK	89,284,898	CBNA	12/16/19	USD	9,249,170	(132,888)
SEK	157,780,971	CBNA	12/16/19	USD	16,344,791	(234,835)
SEK	134,563,164	JPMC	12/16/19	USD	14,122,931	(383,590)

Contracts to Deliver
AUD	15,784,405	BNP	11/08/19	USD	10,687,794	20,557
AUD	39,384,000	BNP	12/16/19	USD	27,088,323	442,685
AUD	73,874,399	CBNA	12/16/19	USD	50,256,010	275,550
CAD	13,504,853	GSBU	11/22/19	USD	10,179,558	(21,966)
CAD	15,402,000	BNP	12/16/19	USD	11,665,756	25,880
CAD	8,748,585	BNP	12/16/19	USD	6,624,812	13,174
CAD	35,574,000	JPMC	12/16/19	USD	26,848,631	(35,990)
CHF	24,378,392	BBP	12/16/19	USD	24,816,174	229,068
CHF	17,463,000	CSI	12/16/19	USD	17,830,038	217,530
CHF	13,944,499	JPMC	12/16/19	USD	14,100,402	36,519
CHF	36,479,409	MSIP	12/16/19	USD	37,789,088	997,363
CHF	490,410	SSBT	01/10/20	USD	500,156	4,334
DKK	21,538,990	CBNA	01/08/20	USD	3,219,847	49,380
EUR	2,671,488	BOA	10/10/19	USD	2,961,593	48,036
EUR	2,129,324	BOA	10/10/19	USD	2,393,358	71,092
EUR	3,929,230	CBNA	10/10/19	USD	4,377,452	92,186
EUR	1,090,335	GSBU	10/10/19	USD	1,221,979	32,847
EUR	1,988,695	HSBCU	10/10/19	USD	2,239,032	70,137
EUR	3,937,013	JPMC	10/10/19	USD	4,447,466	153,712
EUR	1,220,860	MSIP	10/10/19	USD	1,380,854	49,369
EUR	201,658,735	NWM	10/10/19	USD	227,763,458	7,832,002
EUR	1,425,514	SSBT	10/10/19	USD	1,611,052	56,370
EUR	63,365,000	GSBU	12/16/19	USD	69,548,159	85,217
EUR	35,233,493	JPMC	12/16/19	USD	39,736,004	1,111,810
EUR	63,154,513	UBSA	12/16/19	USD	70,247,522	1,015,324
EUR	11,318,000	UBSA	12/16/19	USD	12,582,843	175,653
GBP	598,144	CBNA	10/18/19	USD	733,195	(2,734)
GBP	32,634,981	SSBT	10/18/19	USD	40,138,295	(14,341)
GBP	10,697,000	BNP	12/16/19	USD	13,242,972	50,036
GBP	69,594,493	CBNA	12/16/19	USD	86,422,288	589,286
GBP	22,040,000	UBSA	12/16/19	USD	27,194,130	11,529
JPY	14,942,898,122	GSBU	11/21/19	USD	139,798,016	1,148,620
JPY	487,796,000	BNP	12/16/19	USD	4,551,218	16,046
JPY	3,382,598,589	GSBU	12/16/19	USD	32,197,501	748,564
JPY	3,878,500,782	JPMC	12/16/19	USD	36,677,349	617,874
JPY	6,422,619,627	NWM	12/16/19	USD	60,244,177	531,339
JPY	841,071,000	UBSA	12/16/19	USD	7,875,831	56,166
MXN	91,951,946	GSBU	10/25/19	USD	4,566,273	(75,495)
NOK	232,258,000	JPMC	12/16/19	USD	25,577,578	17,916
NOK	10,530,651	JPMC	01/08/20	USD	1,181,426	22,113
PLN	7,780,014	MSIP	10/11/19	USD	2,049,287	108,982
SEK	38,731,107	BNP	12/16/19	USD	3,977,260	22,687
SEK	28,297,705	BNP	12/16/19	USD	2,905,864	16,575
SEK	161,743,500	JPMC	12/16/19	USD	16,639,563	125,020

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
SEK	89,284,898	JPMC	12/16/19	USD	9,185,295	$69,013
SEK	177,223,922	UBSA	12/16/19	USD	18,208,684	113,539
SEK	129,483,266	UBSA	12/16/19	USD	13,303,621	82,954
SEK	19,172,331	GSBU	01/08/20	USD	1,991,786	30,726
SGD	4,149,414	CBNA	10/31/19	USD	2,995,716	(7,396)
ZAR	47,703,668	SSBT	11/21/19	USD	3,231,665	102,200

Net Unrealized Appreciation						$11,919,405

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/19	535	CAD	76,291,000	$(428,845)
MSCI EAFE Index Mini Futures	12/20/19	2,935	USD	278,590,200	370,179
MSCI Emerging Markets Index Mini Futures	12/20/19	868	USD	43,482,460	(943,592)
Russell 2000 Index E-Mini Futures	12/20/19	1,750	USD	133,437,500	(4,811,855)
S&P Midcap 400 Index E-Mini Futures	12/20/19	681	USD	131,977,800	(1,817,163)
U.S. Treasury Note 5 Year Futures	12/31/19	218	USD	25,974,359	(177,623)
U.S. Treasury Ultra Long Bond Futures	12/19/19	291	USD	55,844,719	(1,138,712)
United Kingdom Long Gilt Bond Futures	12/27/19	308	GBP	41,345,920	77,430

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/16/19	(109)	AUD	(16,061,074)	(112,186)
Euro STOXX 50 Index Futures	12/20/19	(2,534)	EUR	(90,083,700)	(1,195,568)
Euro-Bund Futures	12/06/19	(688)	EUR	(119,884,000)	765,529
FTSE 100 Index Futures	12/20/19	(533)	GBP	(39,354,055)	(672,223)
Hang Seng Index Futures	10/30/19	(263)	HKD	(342,452,300)	571,785
Japanese Government 10 Year Bond Futures	12/13/19	(62)	JPY	(9,611,240,000)	(68,738)
S&P 500 Index E-Mini Futures	12/20/19	(2,113)	USD	(314,678,525)	3,471,467
SPI 200 Index Futures	12/19/19	(190)	AUD	(31,739,500)	(8,172)
TOPIX Index Futures	12/12/19	(1,138)	JPY	(18,071,440,000)	(3,963,445)
U.S. Treasury Note 10 Year Futures	12/19/19	(192)	USD	(25,020,000)	(193,468)

Net Unrealized Depreciation					$(10,275,200)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation(1)
Pay	3M LIBOR	Quarterly	1.649%	Semi-Annually	09/24/29	USD	1,100,800,000	$7,410,365	$—	$7,410,365

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.NA.HY.32.V2	5.000%	Quarterly	06/20/24	3.292%	USD	43,569,900	$3,074,207	$3,120,208	$(46,001)

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).
(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(GSBU)—	Goldman Sachs Bank USA
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(SG)—	Societe Generale Paris
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$32,934,580	$18,376,838	$—	$51,311,418
Air Freight & Logistics	6,872,319	5,646,604	—	12,518,923
Airlines	4,920,867	1,441,215	—	6,362,082
Auto Components	1,467,927	11,334,048	—	12,801,975
Automobiles	4,366,260	33,825,108	—	38,191,368
Banks	67,547,311	115,522,289	0	183,069,600
Beverages	24,245,742	28,780,976	—	53,026,718
Biotechnology	26,117,381	8,330,701	—	34,448,082
Building Products	3,721,454	9,866,184	—	13,587,638
Capital Markets	32,993,921	29,303,370	—	62,297,291
Chemicals	23,919,365	39,871,151	—	63,790,516
Commercial Services & Supplies	5,205,736	7,254,460	—	12,460,196
Communications Equipment	13,453,342	4,547,229	—	18,000,571
Construction & Engineering	790,158	11,725,188	—	12,515,346
Construction Materials	1,785,963	6,952,406	—	8,738,369
Consumer Finance	8,442,782	456,963	—	8,899,745
Containers & Packaging	4,504,190	764,338	—	5,268,528
Distributors	1,177,670	187,207	—	1,364,877
Diversified Consumer Services	232,775	158,078	—	390,853
Diversified Financial Services	19,460,271	7,750,484	—	27,210,755
Diversified Telecommunication Services	25,810,788	26,079,737	—	51,890,525
Electric Utilities	25,446,063	24,406,115	—	49,852,178
Electrical Equipment	5,724,260	16,928,866	—	22,653,126
Electronic Equipment, Instruments & Components	6,355,781	19,824,025	—	26,179,806
Energy Equipment & Services	4,729,586	938,588	—	5,668,174
Entertainment	21,669,487	7,604,449	—	29,273,936
Equity Real Estate Investment Trusts	146,909,232	62,719,307	—	209,628,539
Food & Staples Retailing	19,149,618	17,308,137	—	36,457,755
Food Products	14,180,870	45,186,517	—	59,367,387
Gas Utilities	633,798	6,175,891	—	6,809,689
Health Care Equipment & Supplies	42,518,618	20,569,327	—	63,087,945
Health Care Providers & Services	31,419,652	5,766,263	—	37,185,915
Health Care Technology	1,074,359	873,054	—	1,947,413
Hotels, Restaurants & Leisure	23,448,579	17,306,776	—	40,755,355
Household Durables	4,719,833	14,212,540	—	18,932,373
Household Products	22,142,832	8,935,092	—	31,077,924
Independent Power and Renewable Electricity Producers	1,070,005	1,206,851	—	2,276,856
Industrial Conglomerates	16,364,272	14,712,825	—	31,077,097
Insurance	29,898,514	65,622,274	—	95,520,788
Interactive Media & Services	57,838,807	1,987,094	—	59,825,901
Internet & Direct Marketing Retail	44,923,695	2,838,356	—	47,762,051

BHFTI-26

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$67,135,819	$12,051,220	$—	$79,187,039
Leisure Products	658,136	2,923,224	—	3,581,360
Life Sciences Tools & Services	11,182,478	3,593,630	—	14,776,108
Machinery	19,036,494	31,450,370	—	50,486,864
Marine	—	2,133,065	—	2,133,065
Media	17,342,153	7,840,950	—	25,183,103
Metals & Mining	2,945,382	31,883,033	—	34,828,415
Multi-Utilities	13,478,604	11,810,699	—	25,289,303
Multiline Retail	6,796,322	5,780,018	—	12,576,340
Oil, Gas & Consumable Fuels	49,133,475	59,506,867	—	108,640,342
Paper & Forest Products	—	2,896,958	—	2,896,958
Personal Products	2,353,728	27,100,070	—	29,453,798
Pharmaceuticals	52,661,365	96,119,925	—	148,781,290
Professional Services	3,901,013	17,414,813	—	21,315,826
Real Estate Management & Development	1,363,107	55,667,481	—	57,030,588
Road & Rail	11,895,852	14,373,037	—	26,268,889
Semiconductors & Semiconductor Equipment	50,027,352	17,350,906	—	67,378,258
Software	81,385,632	15,169,100	—	96,554,732
Specialty Retail	29,238,053	10,326,436	—	39,564,489
Technology Hardware, Storage & Peripherals	51,947,496	6,018,264	—	57,965,760
Textiles, Apparel & Luxury Goods	8,910,067	29,990,590	—	38,900,657
Tobacco	9,366,643	11,973,753	—	21,340,396
Trading Companies & Distributors	2,664,128	14,899,605	—	17,563,733
Transportation Infrastructure	—	7,257,113	—	7,257,113
Water Utilities	1,077,820	1,133,160	—	2,210,980
Wireless Telecommunication Services	1,225,661	19,987,590	—	21,213,251
Total Common Stocks	1,325,915,443	1,239,948,798	0	2,565,864,241
Total U.S. Treasury & Government Agencies*	—	1,090,482,477	—	1,090,482,477
Total Foreign Government*	—	444,817,361	—	444,817,361
Total Mutual Funds*	75,106,551	348,048	—	75,454,599
Total Preferred Stocks*	—	6,111,850	—	6,111,850
Rights
Equity Real Estate Investment Trusts	—	1,723	—	1,723
Multiline Retail	3,239	—	—	3,239
Total Rights	3,239	1,723	—	4,962
Total Short-Term Investment*	—	69,913,529	—	69,913,529
Total Securities Lending Reinvestments*	—	184,548,730	—	184,548,730
Total Investments	$1,401,025,233	$3,036,172,516	$0	$4,437,197,749

Collateral for Securities Loaned (Liability)	$—	$(184,433,057)	$—	$(184,433,057)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$17,674,079	$—	$17,674,079
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,754,674)	—	(5,754,674)
Total Forward Contracts	$—	$11,919,405	$—	$11,919,405
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,256,390	$—	$—	$5,256,390
Futures Contracts (Unrealized Depreciation)	(15,531,590)	—	—	(15,531,590)
Total Futures Contracts	$(10,275,200)	$—	$—	$(10,275,200)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$7,410,365	$—	$7,410,365
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(46,001)	—	(46,001)
Total Centrally Cleared Swap Contracts	$—	$7,364,364	$—	$7,364,364

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Foreign Government—63.6% of Net Assets

Security Description	Principal Amount*	Value

Regional Government—1.7%
Kommuninvest I Sverige AB 1.000%, 10/02/24 (SEK)	27,350,000	$2,897,684
Province of Quebec Canada 2.750%, 09/01/25 (CAD)	18,095,000	14,300,766

		17,198,450

Sovereign—61.9%
Abu Dhabi Government International Bond 2.125%, 09/30/24 (144A)	2,890,000	2,872,660
Angolan Government International Bond 9.500%, 11/12/25	2,657,000	2,982,993
Argentine Republic Government International Bonds
5.625%, 01/26/22	102,000	43,861
6.625%, 07/06/28	8,765,000	3,637,475
6.875%, 01/26/27	10,737,000	4,498,910
6.875%, 01/11/48	10,705,000	4,496,207
7.500%, 04/22/26	1,194,000	525,372
Bahamas Government International Bond 6.000%, 11/21/28	1,040,000	1,101,110
Bahrain Government International Bonds
5.625%, 09/30/31 (144A)	1,969,000	1,986,134
6.000%, 09/19/44	2,639,000	2,590,152
7.000%, 10/12/28	459,000	514,628
Bundesrepublik Deutschland 4.250%, 07/04/39 (EUR)	5,990,000	12,595,862
Bundesrepublik Deutschland Bundesanleihe 1.500%, 09/04/22 (EUR)	20,040,000	23,348,434
Canadian Government Bond 2.250%, 03/01/24 (CAD)	42,879,000	33,479,830
Colombia Government International Bond
3.875%, 04/25/27	3,711,000	3,933,660
5.000%, 06/15/45	1,296,000	1,518,277
Costa Rica Government International Bonds
7.000%, 04/04/44	2,439,000	2,417,683
7.158%, 03/12/45	1,094,000	1,094,011
Dominican Republic International Bonds
5.875%, 04/18/24	3,215,000	3,395,876
5.950%, 01/25/27	1,746,000	1,887,880
6.500%, 02/15/48	5,012,000	5,387,950
Dubai DOF Sukuk, Ltd. 5.000%, 04/30/29	1,232,000	1,412,796
Ecuador Government International Bonds
7.950%, 06/20/24	5,860,000	5,977,259
10.750%, 03/28/22	6,960,000	7,560,300
Egypt Government International Bonds
5.577%, 02/21/23	1,732,000	1,767,568
5.625%, 04/16/30 (EUR)	1,145,000	1,247,494
7.500%, 01/31/27	1,320,000	1,416,869
8.500%, 01/31/47	6,189,000	6,546,130
El Salvador Government International Bonds
6.375%, 01/18/27	583,000	604,868
7.125%, 01/20/50 (144A)	1,017,000	1,034,797
7.750%, 01/24/23	3,015,000	3,286,380
European Financial Stability Facility 0.125%, 10/17/23 (EUR)	2,615,000	2,926,059

Sovereign—(Continued)
Finland Government Bond
0.500%, 09/15/29 (144A) (EUR)	5,210,000	6,140,951
French Republic Government Bonds OAT
1.250%, 05/25/34 (EUR)	4,391,900	5,663,386
1.500%, 05/25/50 (144A) (EUR)	2,485,000	3,436,752
2.000%, 05/25/48 (144A) (EUR)	4,807,527	7,363,221
Gabon Government International Bonds
6.375%, 12/12/24	617,900	607,550
6.950%, 06/16/25	2,724,000	2,708,364
Ghana Government International Bonds
7.625%, 05/16/29	490,000	489,672
8.950%, 03/26/51	1,583,000	1,584,953
Guatemala Government Bond 4.500%, 05/03/26	3,270,000	3,367,446
Honduras Government International Bond 7.500%, 03/15/24	3,575,000	3,959,348
Indonesia Government International Bond 4.125%, 01/15/25	5,170,000	5,501,361
Indonesia Treasury Bond 8.375%, 03/15/34 (IDR)	173,488,000,000	12,923,298
Iraq International Bond 6.752%, 03/09/23	4,271,000	4,364,706
Ireland Government Bond 1.000%, 05/15/26 (EUR)	3,555,000	4,206,903
Italy Buoni Poliennali Del Tesoro
1.200%, 04/01/22 (EUR)	2,670,000	3,008,770
1.850%, 05/15/24 (EUR)	7,925,000	9,303,248
2.200%, 06/01/27 (EUR)	5,350,000	6,536,254
3.350%, 03/01/35 (144A) (EUR)	4,689,000	6,510,619
3.850%, 09/01/49 (144A) (EUR)	4,360,000	6,856,789
Ivory Coast Government International Bonds
5.375%, 07/23/24	4,743,000	4,855,694
6.625%, 03/22/48 (EUR)	1,347,000	1,483,285
Jamaica Government International Bonds
7.625%, 07/09/25	3,530,000	4,187,498
7.875%, 07/28/45	4,733,000	6,188,445
Japan Government Thirty Year Bond 0.500%, 03/20/49 (JPY)	463,950,000	4,467,908
Japan Government Twenty Year Bonds
0.300%, 06/20/39 (JPY)	470,750,000	4,440,789
0.500%, 09/20/36 (JPY)	5,051,400,000	49,846,865
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (a)	2,846,951,172	27,449,217
Kazakhstan Government International Bond 5.125%, 07/21/25	2,039,000	2,306,884
Kenya Government International Bond 6.875%, 06/24/24	3,800,000	4,006,750
Kingdom of Belgium Government Bonds
0.800%, 06/22/25 (144A) (EUR)	7,711,052	9,050,058
1.450%, 06/22/37 (144A) (EUR)	3,865,000	5,152,283
5.000%, 03/28/35 (144A) (EUR)	2,492,000	4,795,374
Lebanon Government International Bonds
6.000%, 01/27/23	10,000,000	6,907,500
6.200%, 02/26/25	717,000	475,328
6.850%, 03/23/27	2,415,000	1,560,718

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Malaysia Government Bond 4.059%, 09/30/24 (MYR)	48,625,000	$11,994,773
Mexican Bonos
7.500%, 06/03/27 (MXN)	115,979,700	6,101,658
8.500%, 05/31/29 (MXN)	106,303,000	5,996,633
Mongolia Government International Bond
5.625%, 05/01/23	2,488,000	2,512,860
Nigeria Government International Bonds
5.625%, 06/27/22	4,161,000	4,290,449
6.500%, 11/28/27	6,461,000	6,530,003
7.625%, 11/28/47	3,761,000	3,711,054
Oman Government International Bonds
4.750%, 06/15/26	7,279,000	6,991,188
6.000%, 08/01/29 (144A)	454,000	451,403
Pakistan Government International Bonds
3.160%, 01/23/30	2,580,000	2,661,270
6.875%, 12/05/27	2,998,000	2,953,779
8.250%, 09/30/25	271,000	292,637
Panama Government International Bonds
4.500%, 05/15/47	1,155,000	1,368,686
8.875%, 09/30/27	3,275,000	4,691,470
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/27	570,000	609,900
Peruvian Government International Bond 5.625%, 11/18/50	2,165,000	3,171,747
Qatar Government International Bonds
4.500%, 04/23/28	3,018,000	3,438,715
4.817%, 03/14/49	980,000	1,212,315
5.103%, 04/23/48	400,000	511,000
Republic of Austria Government Bonds
0.500%, 02/20/29 (144A) (EUR)	5,200,000	6,111,662
0.750%, 10/20/26 (144A) (EUR)	3,755,000	4,456,032
2.400%, 05/23/34 (144A) (EUR)	638,000	949,802
Republic of Azerbaijan International Bond 4.750%, 03/18/24	1,847,000	1,953,568
Republic of Cameroon International Bond 9.500%, 11/19/25	2,742,000	2,999,600
Republic of South Africa Government International Bonds
4.875%, 04/14/26	3,388,000	3,497,839
5.000%, 10/12/46	1,321,000	1,237,455
5.650%, 09/27/47	2,243,000	2,236,441
5.750%, 09/30/49	4,050,000	4,029,402
8.000%, 01/31/30 (ZAR)	8,094,742	498,799
8.250%, 03/31/32 (ZAR)	20,136,675	1,225,262
8.750%, 02/28/48 (ZAR)	7,905,295	461,695
Russian Federal Bonds - OFZ
7.000%, 08/16/23 (RUB)	158,190,000	2,473,208
7.050%, 01/19/28 (RUB)	80,945,000	1,265,028
7.100%, 10/16/24 (RUB)	51,891,000	812,958
7.400%, 07/17/24 (RUB)	527,699,000	8,366,863
Russian Foreign Bond - Eurobonds
4.750%, 05/27/26	4,000,000	4,367,384
5.250%, 06/23/47	4,400,000	5,224,630
Saudi Government International Bonds
3.625%, 03/04/28	1,897,000	2,010,516
4.375%, 04/16/29 (144A)	565,000	634,212

Sovereign—(Continued)
Saudi Government International Bonds
5.250%, 01/16/50	2,472,000	3,077,640
Senegal Government International Bonds
6.250%, 07/30/24	3,178,000	3,445,270
6.750%, 03/13/48	4,194,000	4,037,866
Singapore Government Bond 3.000%, 09/01/24 (SGD)	3,847,000	2,958,055
Spain Government Bonds
1.950%, 04/30/26 (144A) (EUR)	2,915,000	3,611,834
2.350%, 07/30/33 (144A) (EUR)	7,840,000	10,745,671
2.900%, 10/31/46 (144A) (EUR)	1,975,000	3,115,716
4.200%, 01/31/37 (144A) (EUR)	1,890,000	3,283,506
4.400%, 10/31/23 (144A) (EUR)	8,890,000	11,576,933
Sri Lanka Government International Bonds
6.850%, 11/03/25	5,505,000	5,517,002
7.850%, 03/14/29	644,000	647,259
Thailand Government Bond 2.875%, 12/17/28 (THB)	92,220,000	3,368,574
Turkey Government International Bond 4.875%, 04/16/43	6,931,000	5,558,551
Ukraine Government International Bonds
Zero Coupon, 05/31/40 (b)	1,965,000	1,832,850
6.750%, 06/20/26 (144A) (EUR)	442,000	518,800
7.750%, 09/01/24	7,670,000	8,091,850
United Kingdom Gilt
1.000%, 04/22/24 (GBP)	15,160,000	19,244,651
1.500%, 07/22/47 (GBP)	3,581,000	4,964,842
1.750%, 09/07/37 (GBP)	12,288,590	17,316,918
2.500%, 07/22/65 (GBP)	526,000	1,043,391
4.750%, 12/07/30 (GBP)	2,865,576	5,156,298
Uruguay Government International Bonds
4.975%, 04/20/55	1,232,005	1,442,998
5.100%, 06/18/50	755,000	896,570
Zambia Government International Bond 8.970%, 07/30/27	1,720,000	1,221,248

		626,775,861

Total Foreign Government (Cost $633,948,889)		643,974,311

Corporate Bonds & Notes—26.0%

Aerospace/Defense—0.2%
Bombardier, Inc. 7.500%, 03/15/25 (144A)	1,000,000	998,750
TransDigm, Inc. 6.250%, 03/15/26 (144A)	570,000	612,037
United Technologies Corp. 1.150%, 05/18/24 (EUR)	327,000	371,119

		1,981,906

Agriculture—0.3%
Altria Group, Inc. 1.700%, 06/15/25 (EUR)	1,820,000	2,066,406

BHFTI-29

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
Reynolds American, Inc. 4.450%, 06/12/25	865,000	$922,836

		2,989,242

Auto Manufacturers—0.3%
Dongfeng Motor Hong Kong International Co., Ltd. 1.150%, 10/23/21 (EUR)	337,000	374,292
Ford Motor Credit Co. LLC 3.021%, 03/06/24 (EUR)	1,290,000	1,477,420
General Motors Financial Co., Inc. 2.200%, 04/01/24 (EUR)	454,000	522,255
Harley-Davidson Financial Services, Inc. 3.350%, 02/15/23 (144A)	1,160,000	1,182,836

		3,556,803

Auto Parts & Equipment—0.2%
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 8.500%, 05/15/27 (144A)	1,000,000	1,012,500
Tenneco, Inc. 5.000%, 07/15/24 (EUR)	755,000	837,132

		1,849,632

Banks—8.1%
ABN AMRO Bank NV 4.750%, 5Y EUR Swap + 3.898%, 09/22/27 (EUR) (b)	800,000	909,573
AIB Group plc 4.263%, 3M LIBOR + 1.874%, 04/10/25 (144A) (b)	865,000	900,522
Allied Irish Banks plc 7.375%, 5Y EUR Swap + 7.339%, 12/03/20 (EUR) (b)	739,000	854,688
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	214,240
Banco Bilbao Vizcaya Argentaria S.A.
5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (b)	2,000,000	2,305,245
6.500%, 5Y H15 + 5.192%, 03/05/25 (b)	1,200,000	1,221,600
Banco Santander S.A. 5.179%, 11/19/25	400,000	441,369
Bangkok Bank PCL 3.733%, 5Y H15 + 1.900%, 09/25/34 (144A) (b)	955,000	966,948
Bank of China, Ltd. 4.000%, 03/08/28	3,492,000	3,758,825
Banque Centrale de Tunisie International Bond 5.750%, 01/30/25	2,600,000	2,323,958
Barclays plc
4.338%, 3M LIBOR + 1.356%, 05/16/24 (b)	1,155,000	1,206,601
7.875%, 5Y USD Swap + 6.772%, 03/15/22 (b)	1,404,000	1,484,730
BNP Paribas S.A.
3.375%, 01/23/26 (GBP)	705,000	942,602
4.375%, 09/28/25 (144A)	2,825,000	3,002,946
4.375%, 05/12/26 (144A)	200,000	213,394
4.625%, 03/13/27 (144A)	575,000	623,661
BPCE S.A. 5.150%, 07/21/24 (144A)	555,000	607,792

Banks—(Continued)
CaixaBank S.A. 6.750%, 5Y EUR Swap + 6.498%, 06/13/24 (EUR) (b)	800,000	956,758
Capital One Financial Corp.
0.800%, 06/12/24 (EUR)	407,000	451,945
3.750%, 07/28/26	2,500,000	2,600,094
Cooperatieve Rabobank UA 4.625%, 5Y EUR Swap + 4.098%, 12/29/25 (EUR) (b)	1,000,000	1,182,814
Credit Suisse AG 0.750%, 09/17/21 (EUR)	2,595,000	2,892,128
Credit Suisse Group AG 7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (b)	1,703,000	1,881,815
Danske Bank A/S
0.125%, 02/14/22 (EUR)	2,635,000	2,908,936
3.244%, 3M LIBOR + 1.591%, 12/20/25 (144A) (b)	977,000	984,966
5.375%, 01/12/24 (144A)	565,000	620,672
5.875%, 5Y EUR Swap + 5.471%, 04/06/22 (EUR) (b)	1,287,000	1,485,383
Dexia Credit Local S.A. 0.625%, 01/21/22 (EUR)	3,100,000	3,460,661
DNB Boligkreditt 2.750%, 03/21/22 (EUR)	2,445,000	2,876,257
Goldman Sachs Group, Inc. (The)
1.625%, 07/27/26 (EUR)	1,285,000	1,499,818
2.905%, 3M LIBOR + 0.990%, 07/24/23 (b)	600,000	608,456
5.000%, 3M LIBOR + 2.874%, 11/10/22 (b)	625,000	613,563
5.500%, 5Y H15 + 3.623%, 08/10/24 (b)	463,000	486,150
HSBC Holdings plc
4.250%, 03/14/24	575,000	605,565
4.750%, 5Y EUR Swap + 3.844%, 07/04/29 (EUR) (b)	2,849,000	3,287,703
ING Groep NV
6.500%, 5Y USD Swap + 4.446%, 04/16/25 (b)	201,000	211,010
6.750%, 5Y USD Swap + 4.204%, 04/16/24 (b)	2,500,000	2,624,385
Intesa Sanpaolo S.p.A. 3.125%, 07/14/22 (144A)	2,420,000	2,429,468
JPMorgan Chase & Co. 5.000%, SOFR + 3.380%, 08/01/24 (b)	1,036,000	1,064,490
Lloyds Banking Group plc 4.582%, 12/10/25	870,000	913,833
Morgan Stanley
1.750%, 03/11/24 (EUR)	1,270,000	1,477,133
1.875%, 03/30/23 (EUR)	1,255,000	1,450,905
National Bank of Canada 0.500%, 01/26/22 (EUR)	2,570,000	2,860,776
Nordea Bank Abp 6.125%, 5Y USD Swap + 3.388%, 09/23/24 (b)	903,000	940,249
Nordea Hypotek AB 1.000%, 09/18/24 (SEK)	27,700,000	2,934,677
Santander Holdings USA, Inc. 4.400%, 07/13/27	2,500,000	2,674,622
Santander UK plc 4.250%, 04/12/21 (EUR)	2,450,000	2,859,959

BHFTI-30

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Skandinaviska Enskilda Banken AB 5.625%, 5Y USD Swap + 3.493%, 05/13/22 (b)	2,600,000	$2,639,000
Societe Generale S.A. 5.000%, 01/17/24 (144A)	1,135,000	1,220,031
Standard Chartered plc
3.785%, 3M LIBOR + 1.560%, 05/21/25 (144A) (b)	1,018,000	1,050,878
3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (b)	580,000	598,780
UBS Group Funding Switzerland AG 6.875%, 5Y USD ICE Swap + 5.497%, 03/22/21 (b)	1,418,000	1,471,175
Wells Fargo & Co. 2.000%, 07/28/25 (GBP)	400,000	503,282
Zions Bancorp N.A. 4.500%, 06/13/23	570,000	601,572

		81,908,603

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 01/23/49	695,000	909,995

Biotechnology—0.1%
Amgen, Inc. 4.663%, 06/15/51	765,000	890,686

Building Materials—0.3%
Johnson Controls International plc 1.375%, 02/25/25 (EUR)	2,345,000	2,678,199

Chemicals—0.5%
Alpek S.A.B. de C.V.
4.250%, 09/18/29 (144A)	224,000	225,680
Braskem Netherlands Finance B.V. 4.500%, 01/10/28	949,000	950,186
CNAC HK Finbridge Co., Ltd. 4.125%, 07/19/27	2,525,000	2,655,208
Equate Petrochemical B.V. 3.000%, 03/03/22 (144A)	400,000	401,640
SASOL Financing USA LLC 5.875%, 03/27/24	825,000	891,335

		5,124,049

Commercial Services—0.3%
DP World plc
2.375%, 09/25/26 (EUR)	510,000	600,345
5.625%, 09/25/48	665,000	768,075
Hertz Corp. (The) 6.250%, 10/15/22	1,000,000	1,008,750
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	505,000	578,634

		2,955,804

Computers—0.8%
Apple, Inc. 2.513%, 08/19/24 (CAD)	2,770,000	2,123,105
Dell International LLC / EMC Corp. 5.300%, 10/01/29 (144A)	2,500,000	2,720,221

Computers—(Continued)
International Business Machines Corp. 0.875%, 01/31/25 (EUR)	2,075,000	2,354,397
Seagate HDD Cayman 4.750%, 01/01/25	443,000	459,224
Western Digital Corp. 4.750%, 02/15/26	905,000	931,019

		8,587,966

Diversified Financial Services—0.8%
Capital One Financial Corp. 1.650%, 06/12/29 (EUR)	874,000	994,231
GE Capital International Funding Co. 3.373%, 11/15/25	2,500,000	2,550,806
Intercorp Peru, Ltd. 3.875%, 08/15/29 (144A)	303,000	304,518
Navient Corp. 6.625%, 07/26/21	560,000	588,000
Power Finance Corp., Ltd. 6.150%, 12/06/28	887,000	1,033,318
REC, Ltd. 5.250%, 11/13/23	709,000	762,095
Synchrony Financial 4.250%, 08/15/24	1,170,000	1,234,434
Unifin Financiera S.A.B. de C.V. 7.000%, 01/15/25	719,000	711,450

		8,178,852

Electric—1.6%
Abu Dhabi National Energy Co. PJSC 4.000%, 10/03/49 (144A)	1,200,000	1,207,500
Colbun S.A.
3.950%, 10/11/27	200,000	207,752
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	897,000	943,106
Enel Americas S.A. 4.000%, 10/25/26	944,000	988,840
Enel Chile S.A. 4.875%, 06/12/28	571,000	642,090
Enel Generacion Chile S.A. 4.250%, 04/15/24	240,000	253,825
Infraestructura Energetica Nova S.A.B. de C.V. 4.875%, 01/14/48	1,095,000	1,045,725
Perusahaan Listrik Negara PT
3.875%, 07/17/29 (144A)	988,000	1,022,544
4.875%, 07/17/49 (144A)	1,331,000	1,446,573
5.450%, 05/21/28	1,537,000	1,769,887
6.150%, 05/21/48	1,141,000	1,460,337
Star Energy Geothermal Wayang Windu, Ltd. 6.750%, 04/24/33	895,730	932,880
State Grid Overseas Investment 2014, Ltd. 4.125%, 05/07/24	3,645,000	3,916,877

		15,837,936

BHFTI-31

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Energy-Alternate Sources—0.1%
Greenko Dutch B.V. 5.250%, 07/24/24	472,000	$472,000
ReNew Power Synthetic 6.670%, 03/12/24	318,000	322,294

		794,294

Engineering & Construction—0.3%
Aeropuerto Internacional de Tocumen S.A. 6.000%, 11/18/48	1,900,000	2,396,394
Bioceanico Sovereign Certificate, Ltd. Zero Coupon, 06/05/34 (144A)	946,000	656,288

		3,052,682

Food—0.6%
BRF S.A. 4.875%, 01/24/30 (144A)	538,000	531,275
Cosan, Ltd. 5.500%, 09/20/29 (144A)	1,088,000	1,116,832
Kraft Heinz Foods Co.
3.750%, 04/01/30 (144A)	1,068,000	1,078,248
3.950%, 07/15/25	241,000	252,291
MARB BondCo plc 6.875%, 01/19/25	595,000	622,073
Marfrig Holdings Europe B.V. 8.000%, 06/08/23	935,000	971,241
Minerva Luxembourg S.A.
6.500%, 09/20/26 (144A)	600,000	624,120
6.500%, 09/20/26	625,000	650,125
NBM U.S. Holdings, Inc. 7.000%, 05/14/26 (144A)	690,000	723,637

		6,569,842

Forest Products & Paper—0.0%
Celulosa Arauco y Constitucion S.A.
5.500%, 04/30/49 (144A)	311,000	344,433

Healthcare-Products—0.4%
Baxter International, Inc.
0.400%, 05/15/24 (EUR)	1,640,000	1,805,930
1.300%, 05/30/25 (EUR)	345,000	397,045
DH Europe Finance II Sarl 0.450%, 03/18/28 (EUR)	747,000	815,362
Medtronic Global Holdings SCA 0.375%, 03/07/23 (EUR)	1,040,000	1,146,841

		4,165,178

Healthcare-Services—0.1%
CHS/Community Health Systems, Inc. 6.250%, 03/31/23	1,000,000	993,350

Holding Companies-Diversified—0.2%
KOC Holding 6.500%, 03/11/25	2,190,000	2,239,643

Housewares—0.2%
Turkiye Sise ve Cam Fabrikalari 6.950%, 03/14/26	1,735,000	1,782,713

Insurance—0.9%
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (b)	236,000	309,050
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.000%, 01/23/27 (EUR)	1,100,000	1,525,725
Chubb INA Holdings, Inc. 0.875%, 06/15/27 (EUR)	452,000	508,413
CNP Assurances 1.875%, 10/20/22 (EUR)	1,000,000	1,146,270
Credit Agricole Assurances S.A. 4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (b)	1,200,000	1,567,318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 3.250%, 3M EURIBOR + 3.400%, 05/26/49 (EUR) (b)	1,200,000	1,553,125
Nationwide Mutual Insurance Co. 9.375%, 08/15/39 (144A)	567,000	980,262
Principal Financial Group, Inc. 4.700%, 3M LIBOR + 3.044%, 05/15/55 (b)	300,000	298,875
Prudential Financial, Inc. 5.375%, 3M LIBOR + 3.031%, 05/15/45 (b)	866,000	917,960
Voya Financial, Inc. 5.650%, 3M LIBOR + 3.580%, 05/15/53 (b)	589,000	621,136

		9,428,134

Internet—0.2%
Baidu, Inc.
3.875%, 09/29/23	580,000	603,466
4.875%, 11/14/28	842,000	946,304

		1,549,770

Investment Company Security—0.2%
MDC-GMTN B.V. 4.500%, 11/07/28	1,356,000	1,560,865

Iron/Steel—0.4%
ABJA Investment Co. Pte, Ltd. 5.450%, 01/24/28	940,000	915,737
CSN Resources S.A. 7.625%, 02/13/23	1,062,000	1,108,462
Gerdau Trade, Inc. 4.875%, 10/24/27	1,000,000	1,048,760
Usiminas International Sarl 5.875%, 07/18/26 (144A)	791,000	798,673

		3,871,632

BHFTI-32

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.7%
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29 (144A)	1,605,000	$1,599,174
Glencore Finance Europe, Ltd. 1.750%, 03/17/25 (EUR)	1,280,000	1,460,641
Gold Fields Orogen Holdings BVI, Ltd. 5.125%, 05/15/24 (144A)	795,000	839,957
Nexa Resources S.A. 5.375%, 05/04/27	1,228,000	1,303,522
Press Metal Labuan, Ltd. 4.800%, 10/30/22	951,000	913,435
Vedanta Resources, Ltd. 6.125%, 08/09/24	1,364,000	1,255,562

		7,372,291

Miscellaneous Manufacturing—0.1%
General Electric Co. 0.875%, 05/17/25 (EUR)	1,155,000	1,265,245

Multi-National—0.9%
European Investment Bank 1.250%, 05/12/25 (SEK)	80,770,000	8,763,714

Oil & Gas—3.4%
Eni S.p.A. 4.250%, 05/09/29 (144A)	1,173,000	1,282,592
Gran Tierra Energy International Holdings, Ltd. 6.250%, 02/15/25	1,271,000	1,134,367
Gran Tierra Energy, Inc. 7.750%, 05/23/27 (144A)	879,000	826,260
KazMunayGas National Co. JSC
4.400%, 04/30/23	4,304,000	4,520,457
5.750%, 04/19/47	2,334,000	2,735,868
Medco Oak Tree Pte, Ltd.
7.375%, 05/14/26 (144A)	830,000	836,614
7.375%, 05/14/26	432,000	435,443
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/24	1,079,000	1,222,455
Oil India, Ltd. 5.375%, 04/17/24	861,000	948,443
PDC Energy, Inc. 5.750%, 05/15/26	590,000	581,209
Pertamina Persero PT
5.625%, 05/20/43	1,588,000	1,846,181
6.000%, 05/03/42	325,000	394,459
6.450%, 05/30/44	299,000	384,538
6.500%, 05/27/41	744,000	948,907
Petrobras Global Finance B.V.
5.093%, 01/15/30 (144A)	1,094,000	1,141,206
6.750%, 01/27/41	960,000	1,099,690
6.850%, 06/05/15	551,000	629,628
Petroleos Mexicanos
6.500%, 03/13/27	2,524,000	2,627,484
6.750%, 09/21/47	1,283,000	1,231,423
6.840%, 01/23/30 (144A)	1,098,000	1,135,552
7.690%, 01/23/50 (144A)	2,391,813	2,494,182

Oil & Gas—(Continued)
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/25	2,972,000	3,068,620
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/30	701,000	837,695
Tengizchevroil Finance Co. International, Ltd. 4.000%, 08/15/26 (144A)	895,000	934,163
Transocean Poseidon, Ltd. 6.875%, 02/01/27 (144A)	560,000	576,800
UGI International LLC 3.250%, 11/01/25 (EUR)	510,000	587,671

		34,461,907

Oil & Gas Services—0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 4.080%, 12/15/47	910,000	917,266

Packaging & Containers—0.1%
ARD Finance S.A. 7.125%, 7.875% PIK, 09/15/23 (c)	1,000,000	1,030,000
Trivium Packaging Finance B.V. 5.500%, 08/15/26 (144A)	247,000	259,646

		1,289,646

Pharmaceuticals—0.7%
AbbVie, Inc. 3.200%, 05/14/26	2,500,000	2,545,699
Allergan Funding SCS 2.625%, 11/15/28 (EUR)	796,000	994,513
CVS Health Corp. 4.100%, 03/25/25	580,000	619,321
Mylan NV 3.950%, 06/15/26	2,700,000	2,794,027

		6,953,560

Pipelines—1.1%
Boardwalk Pipelines L.P. 4.800%, 05/03/29	1,095,000	1,163,183
Enable Midstream Partners L.P. 4.950%, 05/15/28	2,500,000	2,596,988
Energy Transfer Operating L.P.
4.250%, 03/15/23	865,000	903,786
5.500%, 06/01/27	2,775,000	3,134,232
GNL Quintero S.A. 4.634%, 07/31/29	400,000	428,004
Peru LNG Srl 5.375%, 03/22/30	805,000	835,187
Southern Gas Corridor CJSC
6.875%, 03/24/26	1,139,000	1,320,648
Transportadora de Gas del Peru S.A. 4.250%, 04/30/28	215,000	228,171

BHFTI-33

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Transportadora de Gas Internacional S.A. ESP 5.550%, 11/01/28	854,000	$984,244

		11,594,443

Real Estate Investment Trusts—0.1%
WPC Eurobond B.V. 2.125%, 04/15/27 (EUR)	1,300,000	1,507,217

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	2,500,000	2,512,923
Broadcom, Inc. 4.250%, 04/15/26 (144A)	600,000	619,870
NXP B.V. / NXP Funding LLC 3.875%, 06/18/26 (144A)	624,000	656,177

		3,788,970

Software—0.2%
Fidelity National Information Services, Inc. 1.500%, 05/21/27 (EUR)	1,317,000	1,537,460
Fiserv, Inc.
1.125%, 07/01/27 (EUR)	786,000	890,890

		2,428,350

Sovereign—0.2%
CBB International Sukuk Programme Co. SPC 4.500%, 03/30/27 (144A)	1,797,000	1,808,012

Telecommunications—0.5%
Altice France S.A. 7.375%, 05/01/26 (144A)	1,000,000	1,073,460
AT&T, Inc.
3.400%, 05/15/25	1,467,000	1,531,803
3.550%, 06/01/24	570,000	596,164
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	1,455,000	1,546,680

		4,748,107

Transportation—0.2%
Lima Metro Line 2 Finance, Ltd.
4.350%, 04/05/36 (144A)	296,000	314,870
5.875%, 07/05/34	970,000	1,066,709
MV24 Capital B.V. 6.748%, 06/01/34 (144A)	387,000	399,210

		1,780,789

Water—0.1%
Veolia Environnement S.A. 0.314%, 10/04/23 (EUR)	700,000	773,523

Total Corporate Bonds & Notes (Cost $256,808,091)		263,255,249

U.S. Treasury & Government Agencies—5.1%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—3.7%
Connecticut Avenue Securities Trust
4.018%, 1M LIBOR + 2.000%, 07/25/39 (144A) (b)	563,408	$564,764
4.168%, 1M LIBOR + 2.150%, 09/25/31 (144A) (b)	5,000,000	5,023,879
4.318%, 1M LIBOR + 2.300%, 08/25/31 (144A) (b)	5,000,000	5,025,646
4.418%, 1M LIBOR + 2.400%, 04/25/31 (144A) (b)	5,000,000	5,048,618
Fannie Mae Connecticut Avenue Securities
4.118%, 1M LIBOR + 2.100%, 03/25/31 (b)	5,000,000	5,032,070
4.268%, 1M LIBOR + 2.250%, 07/25/30 (b)	5,000,000	5,046,199
4.418%, 1M LIBOR + 2.400%, 05/25/30 (b)	5,000,000	5,059,081
Freddie Mac STACR Trust
4.068%, 1M LIBOR + 2.050% 07/25/49 (144A) (b)	165,721	166,278
4.668%, 1M LIBOR + 2.650%, 01/25/49 (144A) (b)	5,000,000	5,077,600
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
7.168%, 1M LIBOR + 5.150%, 11/25/28 (b)	1,910,000	2,075,305

		38,119,440

U.S. Treasury—1.4%
U.S. Treasury Inflation Indexed Notes 0.125%, 07/15/26 (a) (d)	3,077,170	3,072,564
U.S. Treasury Notes
1.375%, 08/31/26	2,460,000	2,420,506
1.625%, 08/15/29 (d)	8,874,800	8,836,319

		14,329,389

Total U.S. Treasury & Government Agencies (Cost $52,674,311)		52,448,829

Asset-Backed Securities—1.6%

Asset-Backed - Automobile—0.1%
Hertz Vehicle Financing II L.P. 5.310%, 10/25/23 (144A)	1,000,000	1,053,412

Asset-Backed - Other—1.5%
Black Diamond CLO, Ltd. 3.708%, 3M LIBOR + 1.430%, 07/23/32 (144A) (b)	2,121,980	2,121,836
CIFC Funding, Ltd. 3.498%, 3M LIBOR + 1.220%, 07/20/30 (144A) (b)	3,000,000	2,999,958
Marlette Funding Trust
3.690%, 03/15/28 (144A)	1,000,000	1,008,511
4.370%, 07/17/28 (144A)	500,000	510,203
Octagon Investment Partners, Ltd. 3.598%, 3M LIBOR + 1.320%, 03/17/30 (144A) (b)	3,000,000	3,003,156
OZLM, Ltd. 3.853%, 3M LIBOR + 1.550%, 04/15/31 (144A)	3,000,000	2,950,185
Sofi Consumer Loan Program LLC 4.550%, 09/25/28 (144A) (b)	750,000	772,160
Vibrant CLO XI, Ltd. 3.623%, 3M LIBOR + 1.370%, 07/20/32 (144A) (b)	1,300,000	1,299,911

		14,665,920

Total Asset-Backed Securities (Cost $15,687,598)		15,719,332

BHFTI-34

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mortgage-Backed Securities—0.3%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—0.2%
Bellemeade Re, Ltd.
3.618%, 1M LIBOR + 1.600%, 07/25/29 (144A) (b)	766,877	$767,659
PMT Credit Risk Transfer Trust 4.890%, 1M LIBOR + 2.750%, 05/27/23 (144A) (b) (e)	909,570	912,684

		1,680,343

Commercial Mortgage-Backed Securities—0.1%
Commercial Mortgage Trust 4.461%, 12/10/45 (144A) (b)	1,285,000	1,256,094

Total Mortgage-Backed Securities (Cost $2,921,240)		2,936,437

Short-Term Investments—2.0%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $18,381,236; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $18,751,500.	18,380,827	18,380,827

U.S. Treasury—0.2%
U.S. Treasury Bill 1.952%, 11/07/19 (d) (f)	2,000,000	1,996,468

Total Short-Term Investments (Cost $20,376,814)		20,377,295

Total Investments—98.6% (Cost $982,416,943)		998,711,453
Other assets and liabilities (net)—1.4%		14,182,195

Net Assets—100.0%		$1,012,893,648

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of September 30, 2019, the market value of securities pledged was $4,198,976.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $912,684, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(f)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $192,643,696, which is 19.0% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
PMT Credit Risk Transfer Trust, 4.890%, 05/27/23	06/07/19	$909,570	$909,570	$912,684

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	63,700,000	CBNA	10/02/19	USD	15,355,133	$(24,022)
BRL	63,700,000	DBAG	10/02/19	USD	15,296,321	34,790
BRL	63,700,000	DBAG	11/04/19	USD	15,216,846	78,924
COP	17,589,764,937	CBNA	11/14/19	USD	5,226,882	(182,021)
CZK	88,723	JPMC	10/11/19	USD	3,901	(151)
EUR	862,949	CBNA	10/10/19	USD	973,758	(32,615)
EUR	674,092	GSI	10/10/19	USD	738,482	(3,309)
EUR	839,056	GSI	10/10/19	USD	917,976	(2,892)
EUR	2,360,879	GSI	10/10/19	USD	2,586,930	(12,128)

BHFTI-35

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	3,397,673	GSI	10/10/19	USD	3,766,313	$(60,770)
EUR	14,375,531	GSI	10/10/19	USD	15,857,361	(179,233)
EUR	209,101	JPMC	10/10/19	USD	228,953	(905)
EUR	255,995	JPMC	10/10/19	USD	286,995	(7,804)
EUR	270,633	JPMC	10/10/19	USD	305,643	(10,487)
EUR	540,183	JPMC	10/10/19	USD	591,656	(2,526)
EUR	748,813	JPMC	10/10/19	USD	832,291	(15,626)
EUR	1,184,392	JPMC	10/10/19	USD	1,312,912	(21,201)
EUR	1,303,896	JPMC	10/10/19	USD	1,441,316	(19,271)
EUR	5,186,104	JPMC	10/10/19	USD	5,836,887	(180,860)
EUR	8,225,143	JPMC	10/10/19	USD	9,099,673	(129,233)
EUR	8,626,315	JPMC	10/10/19	USD	9,718,281	(310,317)
EUR	13,185,245	JPMC	10/10/19	USD	14,688,310	(308,322)
EUR	13,671,686	JPMC	10/10/19	USD	15,302,418	(391,911)
EUR	1,346,320	MSC	10/10/19	USD	1,496,909	(28,596)
EUR	1,814,368	MSC	10/10/19	USD	2,042,609	(63,837)
EUR	796,048	SCB	10/10/19	USD	898,289	(30,109)
EUR	2,627,595	SCB	10/10/19	USD	2,946,040	(80,353)
EUR	3,194,296	SCB	10/10/19	USD	3,622,663	(138,924)
EUR	5,465,147	SCB	10/10/19	USD	6,115,813	(155,457)
GBP	2,932,628	DBAG	10/18/19	USD	3,621,276	(13,101)
GBP	1,114,667	JPMC	10/18/19	USD	1,372,572	(1,136)
ILS	35,506,527	CSI	10/16/19	USD	10,220,573	590
INR	4,948,047	CBNA	10/24/19	USD	71,292	(1,628)
INR	695,414,531	CSI	10/24/19	USD	10,016,774	(225,871)
JPY	761,919,851	CBNA	11/21/19	USD	7,101,989	(32,428)
JPY	1,862,339,928	GSI	11/21/19	USD	17,421,409	(141,474)
MXN	92,925,222	CSI	10/25/19	USD	4,579,453	111,446
MXN	208,034,277	JPMC	10/25/19	USD	10,641,564	(139,919)
PLN	56,579,518	CBNA	10/11/19	USD	14,896,128	(785,424)
RUB	574,624,628	CBNA	11/14/19	USD	8,907,114	(95,767)

Contracts to Deliver
BRL	63,700,000	CBNA	10/02/19	USD	15,296,321	(34,790)
BRL	63,700,000	DBAG	10/02/19	USD	15,246,529	(84,582)
CAD	65,000,682	GSI	11/22/19	USD	48,995,588	(105,725)
CAD	26,341,266	GSI	11/22/19	USD	19,855,265	(42,845)
CLP	7,237,930,989	JPMC	11/14/19	USD	10,195,705	260,808
EUR	251,610,235	CBNA	10/10/19	USD	284,333,405	9,924,237
EUR	19,545,667	CBNA	10/10/19	USD	22,086,892	770,150
EUR	3,725,794	CBNA	10/10/19	USD	4,150,809	87,413
EUR	3,479,842	CBNA	10/10/19	USD	3,932,273	137,115
EUR	3,090,558	CBNA	10/10/19	USD	3,492,376	121,776
EUR	2,399,234	CSI	10/10/19	USD	2,703,510	86,876
EUR	4,607,925	DBAG	10/10/19	USD	5,222,903	197,444
EUR	3,517,974	GSI	10/10/19	USD	3,892,459	55,714
EUR	971,506	GSI	10/10/19	USD	1,100,763	41,227
EUR	568,563	GSI	10/10/19	USD	626,367	6,285
EUR	5,821,447	JPMC	10/10/19	USD	6,529,387	180,447
EUR	2,190,755	JPMC	10/10/19	USD	2,430,601	41,337
EUR	426,052	JPMC	10/10/19	USD	478,291	13,633
EUR	391,482	JPMC	10/10/19	USD	432,916	5,961
EUR	207,376	JPMC	10/10/19	USD	230,725	4,559
EUR	115,826	JPMC	10/10/19	USD	128,325	2,004
EUR	4,112,759	MSC	10/10/19	USD	4,647,754	162,329
EUR	2,270,897	MSC	10/10/19	USD	2,541,226	64,559

BHFTI-36

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	4,415,427	SCB	10/10/19	USD	4,982,526	$167,008
GBP	10,313,431	CBNA	10/18/19	USD	12,886,778	197,588
GBP	25,555,550	GSI	10/18/19	USD	31,351,420	(90,997)
GBP	5,837,824	SCB	10/18/19	USD	7,261,570	78,970
GBP	2,342,103	SCB	10/18/19	USD	2,875,297	(6,322)
HUF	2,464,319	JPMC	10/11/19	USD	8,534	508
IDR	150,658,076,055	GSI	11/21/19	USD	10,588,844	30,941
IDR	24,992,691,640	GSI	11/21/19	USD	1,756,585	5,133
IDR	14,925,164,076	GSI	11/21/19	USD	1,048,999	3,065
ILS	35,342,377	GSI	10/16/19	USD	9,994,733	(179,177)
INR	690,752,835	JPMC	10/24/19	USD	9,620,513	(104,757)
JPY	9,170,862,929	GSI	11/21/19	USD	85,797,844	704,939
KRW	8,858,330	MSC	10/30/19	USD	7,350	(61)
MXN	301,708,193	GSI	10/25/19	USD	14,982,629	(247,709)
MXN	121,607,084	GSI	10/25/19	USD	6,038,927	(99,842)
MXN	118,769,046	GSI	10/25/19	USD	5,897,992	(97,512)
MYR	48,625,000	GSI	02/13/20	USD	11,547,961	(40,074)
NZD	15,659,601	SCB	11/07/19	USD	9,981,235	167,270
PLN	37,228,481	CBNA	10/11/19	USD	9,816,040	531,406
PLN	19,366,741	CSI	10/11/19	USD	4,880,317	50,329
RUB	385,404,934	CBNA	11/14/19	USD	5,974,066	64,232
RUB	349,985,040	CBNA	11/14/19	USD	5,425,031	58,329
RUB	232,029,341	SCB	11/14/19	USD	3,575,182	17,223
SEK	143,138,547	GSI	01/08/20	USD	14,891,651	250,590
SGD	4,064,565	CBNA	10/31/19	USD	2,934,458	(7,245)
SGD	13,979,706	JPMC	10/31/19	USD	10,172,724	55,000
SGD	77,702	JPMC	10/31/19	USD	56,149	(88)
THB	94,869,947	JPMC	10/30/19	USD	3,074,424	(28,874)
ZAR	15,199,673	GSI	11/21/19	USD	1,033,445	36,314
ZAR	10,427,617	GSI	11/21/19	USD	708,987	24,913
ZAR	438,621	JPMC	11/21/19	USD	29,777	1,002

Net Unrealized Appreciation						$9,834,156

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	12/18/19	33	CAD	4,705,800	$(27,229)
Euro-Bund 10 Year Futures	12/06/19	96	EUR	16,728,000	(165,470)
Euro-Buxl 30 Year Bond Futures	12/06/19	11	EUR	2,392,500	30,679
U.S. Treasury Long Bond Futures	12/19/19	61	USD	9,901,063	(153,541)
U.S. Treasury Note 10 Year Futures	12/19/19	270	USD	35,184,375	(150,750)
U.S. Treasury Note Ultra 10 Year Futures	12/19/19	118	USD	16,803,938	(155,898)
U.S. Treasury Ultra Long Bond Futures	12/19/19	21	USD	4,030,031	(82,227)

Futures Contracts—Short
Euro-Bobl Futures	12/06/19	(94)	EUR	(12,751,100)	95,586
U.S. Treasury Note 2 Year Futures	12/31/19	(262)	USD	(56,461,000)	103,636
U.S. Treasury Note 5 Year Futures	12/31/19	(154)	USD	(18,348,859)	57,762

Net Unrealized Depreciation					$(447,452)

BHFTI-37

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M CDOR	Semi-Annually	1.980%	Semi-Annually	05/22/24	CAD	24,970,000	$204,015	$17	$203,998
Receive	3M LIBOR	Quarterly	2.200%	Semi-Annually	05/24/24	USD	9,310,000	(289,797)	—	(289,797)
Receive	3M LIBOR	Quarterly	2.288%	Semi-Annually	05/24/21	USD	22,930,000	(224,203)	—	(224,203)

Totals								$(309,985)	$17	$(310,002)

Centrally Cleared Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Depreciation
Turkey Government International Bond 11.875%, due 01/15/30	(1.000%)	Quarterly	06/20/24	3.408%	USD	3,190,000	$324,377	$466,415	$(142,038)
Turkey Government International Bond 11.875%, due 01/15/30	(1.000%)	Quarterly	06/20/24	3.408%	USD	2,510,000	255,230	359,495	(104,265)
Turkey Government International Bond 11.875%, due 01/15/30	(1.000%)	Quarterly	06/20/24	3.408%	USD	670,000	68,129	88,826	(20,697)
Turkey Government International Bond 11.875%, due 01/15/30	(1.000%)	Quarterly	12/20/24	3.525%	USD	6,370,000	738,732	815,187	(76,455)

Totals							$1,386,468	$1,729,923	$(343,455)

Centrally Cleared Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
Turkey Government International Bond 11.875%, due 01/15/30	1.000%	Quarterly	06/20/24	3.408%	USD	6,370,000	$(647,736)	$(716,424)	$68,688

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CGM	0.000%	USD	5,000,000	$(778,955)	$(1,001,346)	$222,391
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	0.000%	USD	5,000,000	(778,955)	(1,041,946)	262,991
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	0.000%	USD	2,500,000	(389,478)	(509,457)	119,979
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	0.000%	USD	5,000,000	(778,955)	(1,037,366)	258,411
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	JPMC	0.000%	USD	9,000,000	(761,590)	(962,260)	200,670

Totals								$(3,487,933)	$(4,552,375)	$1,064,442

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

BHFTI-38

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(SCB)—	Standard Chartered Bank

Currencies

(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDOR)—	Canadian Dollar Offered Rate
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.

BHFTI-39

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$643,974,311	$—	$643,974,311
Total Corporate Bonds & Notes*	—	263,255,249	—	263,255,249
Total U.S. Treasury & Government Agencies*	—	52,448,829	—	52,448,829
Total Asset-Backed Securities*	—	15,719,332	—	15,719,332
Total Mortgage-Backed Securities*	—	2,936,437	—	2,936,437
Total Short-Term Investments*	—	20,377,295	—	20,377,295
Total Investments	$—	$998,711,453	$—	$998,711,453

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$14,834,384	$—	$14,834,384
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,000,228)	—	(5,000,228)
Total Forward Contracts	$—	$9,834,156	$—	$9,834,156
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$287,663	$—	$—	$287,663
Futures Contracts (Unrealized Depreciation)	(735,115)	—	—	(735,115)
Total Futures Contracts	$(447,452)	$—	$—	$(447,452)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$272,686	$—	$272,686
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(857,455)	—	(857,455)
Total Centrally Cleared Swap Contracts	$—	$(584,769)	$—	$(584,769)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(3,487,933)	$—	$(3,487,933)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-40

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	11,128,591	$355,892,333
American Funds American Mutual Fund (Class R-6)	8,471,087	360,698,868
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	28,483,010	359,170,757
American Funds Bond Fund (Class 1) (a)	51,404,184	583,437,491
American Funds Fundamental Investors Fund (Class R-6)	6,071,243	358,567,606
American Funds Global Bond Fund (Class 1) (a)	11,072,778	134,423,526
American Funds Global Small Capitalization Fund (Class 1) (a)	5,488,994	133,437,440
American Funds Growth Fund (Class 1)	5,554,004	400,776,938
American Funds Growth-Income Fund (Class 1)	8,543,205	403,495,561
American Funds High-Income Bond Fund (Class 1) (a)	17,742,316	179,552,235
American Funds International Fund (Class 1) (a)	13,903,087	268,885,703
American Funds International Growth and Income Fund (Class 1) (a)	21,111,513	356,362,340
American Funds New World Fund (Class 1)	3,757,583	89,468,055
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	39,394,222	493,609,601

Total Mutual Funds (Cost $4,113,899,117)		4,477,778,454

Total Investments—100.1% (Cost $4,113,899,117)		4,477,778,454
Other assets and liabilities (net)—(0.1)%		(2,493,912)

Net Assets—100.0%		$4,475,284,542

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,477,778,454	$—	$—	$4,477,778,454
Total Investments	$4,477,778,454	$—	$—	$4,477,778,454

BHFTI-41

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	10,939,556	$349,846,996
American Funds American Mutual Fund (Class R-6)	6,944,679	295,704,413
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	23,352,027	294,469,059
American Funds Bond Fund (Class 1)	10,229,164	116,101,010
American Funds Fundamental Investors Fund (Class R-6)	5,473,196	323,246,963
American Funds Global Bond Fund (Class 1) (a)	4,763,814	57,832,705
American Funds Global Small Capitalization Fund (Class 1) (a)	5,995,307	145,745,917
American Funds Growth Fund (Class 1)	4,451,630	321,229,624
American Funds Growth-Income Fund (Class 1)	6,219,565	293,750,042
American Funds High-Income Bond Fund (Class 1) (a)	8,664,236	87,682,067
American Funds International Fund (Class 1)	12,183,687	235,632,507
American Funds International Growth and Income Fund (Class 1) (a)	17,380,882	293,389,289
American Funds New World Fund (Class 1)	3,713,386	88,415,724
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	2,318,216	29,047,245

Total Mutual Funds (Cost $2,622,371,315)		2,932,093,561

Total Investments—100.1% (Cost $2,622,371,315)		2,932,093,561
Other assets and liabilities (net)—(0.1)%		(1,712,444)

Net Assets—100.0%		$2,930,381,117

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,932,093,561	$—	$—	$2,932,093,561
Total Investments	$2,932,093,561	$—	$—	$2,932,093,561

BHFTI-42

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,131,770,098)	16,717,898	$1,206,363,496

Total Investments—100.1% (Cost $1,131,770,098)		1,206,363,496
Other assets and liabilities (net)—(0.1)%		(792,002)

Net Assets—100.0%		$1,205,571,494

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,206,363,496	$—	$—	$1,206,363,496
Total Investments	$1,206,363,496	$—	$—	$1,206,363,496

BHFTI-43

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	3,919,593	$125,348,576
American Funds American Mutual Fund (Class R-6)	5,393,981	229,675,724
American Funds Blue Chip Income and Growth Fund (Class 1)	16,111,795	203,169,740
American Funds Bond Fund (Class 1) (a)	42,767,749	485,413,956
American Funds Fundamental Investors Fund (Class R-6)	2,142,731	126,549,694
American Funds Global Bond Fund (Class 1) (a)	6,287,839	76,334,364
American Funds Global Small Capitalization Fund (Class 1)	1,032,067	25,089,545
American Funds Growth Fund (Class 1)	1,739,764	125,541,372
American Funds Growth-Income Fund (Class 1)	4,290,148	202,623,690
American Funds High-Income Bond Fund (Class 1) (a)	12,554,902	127,055,611
American Funds International Fund (Class 1)	6,548,065	126,639,569
American Funds International Growth and Income Fund (Class 1) (a)	8,933,217	150,792,699

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	1,058,975	25,214,198
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	40,765,671	510,793,863

Total Mutual Funds (Cost $2,381,417,175)		2,540,242,601

Total Investments—100.1% (Cost $2,381,417,175)		2,540,242,601
Other assets and liabilities (net)—(0.1)%		(1,525,426)

Net Assets—100.0%		$2,538,717,175

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,540,242,601	$—	$—	$2,540,242,601
Total Investments	$2,540,242,601	$—	$—	$2,540,242,601

BHFTI-44

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—25.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—25.2%
U.S. Treasury Inflation Indexed Notes
0.125%, 07/15/26 (a)	39,960,397	$39,900,586
0.250%, 01/15/25 (a)	39,102,798	39,216,713
0.250%, 07/15/29 (a)	13,941,422	14,087,599
0.375%, 07/15/25 (a)	60,475,975	61,309,783
0.375%, 01/15/27 (a)	37,066,941	37,514,414
0.375%, 07/15/27 (a)	51,863,160	52,735,279
0.500%, 04/15/24 (a)	166,510,998	168,649,284
0.500%, 01/15/28 (a)	48,770,289	49,950,501
0.625%, 04/15/23 (a)	212,080,643	213,873,403
0.625%, 01/15/26 (a)	10,689,327	10,966,668
0.750%, 07/15/28 (a)	60,465,661	63,562,270
0.875%, 01/15/29 (a)	71,266,448	75,745,543

Total U.S. Treasury & Government Agencies (Cost $814,395,481)		827,512,043

Foreign Government—19.3%

Sovereign—19.3%
Deutsche Bundesrepublik Inflation Linked Bonds
0.100%, 04/15/23 (EUR) (a)	110,752,768	126,849,995
0.100%, 04/15/26 (EUR) (a)	74,951,528	90,336,609
France Government Bond OAT
0.100%, 03/01/25 (EUR) (a)	36,105,003	42,028,247
0.100%, 03/01/28 (EUR) (a)	22,956,375	27,570,980
0.250%, 07/25/24 (EUR) (a)	12,595,257	14,853,752
0.700%, 07/25/30 (144A) (EUR) (a)	16,654,614	21,975,116
1.850%, 07/25/27 (EUR) (a)	30,048,513	41,273,822
United Kingdom Gilt Inflation Linked Bonds
0.125%, 03/22/24 (GBP) (a)	101,151,281	143,467,949
0.125%, 03/22/26 (GBP) (a)	82,509,280	124,559,830

Total Foreign Government (Cost $642,841,657)		632,916,300

Short-Term Investments—51.5%

Mutual Funds—32.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 1.870% (b)	252,553,999	252,553,999
Dreyfus Treasury Cash Management Fund, Institutional Class, 1.840% (b)	246,575,733	246,575,733
State Street Institutional Liquid Reserves Fund, Institutional Class, 1.981% (b) (c)	65,438,478	65,445,022
State Street Institutional Treasury Plus Money Market Fund, 1.774% (b) (c)	207,886,902	207,886,902
UBS Select Treasury Preferred Fund, Institutional Class, 1.910% (b)	282,964,564	282,964,564

		1,055,426,220

U.S. Treasury—19.3%
U.S. Treasury Bills
1.825%, 03/12/20 (d)	12,698,000	12,595,029
1.840%, 02/20/20 (d)	37,335,000	37,071,394
1.840%, 02/27/20 (d)	39,297,000	39,007,056
1.860%, 03/26/20 (d)	19,852,000	19,678,750
1.870%, 03/19/20 (d)	1,182,000	1,172,008
1.890%, 02/13/20 (d) (e)	49,597,000	49,266,405
2.010%, 01/16/20 (d)	53,624,000	53,338,413
2.010%, 01/23/20 (d)	37,491,000	37,277,974
2.030%, 12/26/19 (d)	22,649,000	22,552,240
2.040%, 01/02/20 (d)	63,220,000	62,924,966
2.075%, 01/09/20 (d) (e)	53,293,000	53,026,128
2.130%, 12/19/19 (d)	47,851,000	47,668,709
2.140%, 12/12/19 (d)	10,662,000	10,624,017
2.181%, 12/05/19 (d)	18,075,000	18,016,868
2.258%, 11/29/19 (d) (e)	31,588,000	31,494,686
2.330%, 11/07/19 (d)	44,925,000	44,845,660
2.330%, 11/14/19 (d)	44,925,000	44,826,027
2.340%, 11/21/19 (d)	44,925,000	44,810,600
2.395%, 10/10/19 (d)	1,727,000	1,726,232

		631,923,162

Total Short-Term Investments (Cost $1,686,971,681)		1,687,349,382

Total Investments—96.0% (Cost $3,144,208,819)		3,147,777,725
Other assets and liabilities (net)—4.0%		129,453,938

Net Assets—100.0%		$3,277,231,663

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of September 30, 2019.
(c)	All or a portion of the security was pledged as collateral against open OTC swap contracts. As of September 30, 2019, the market value of securities pledged was $71,774,827.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $2,842,898.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $21,975,116, which is 0.7% of net assets.

BHFTI-45

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	503,000	CBNA	12/18/19	USD	379,536	$617
CHF	11,571	CBNA	12/18/19	USD	11,940	(267)
CHF	11,571	CBNA	12/18/19	USD	11,932	(260)
CHF	11,571	CBNA	12/18/19	USD	11,877	(204)
CHF	11,571	CBNA	12/18/19	USD	11,839	(166)
CHF	11,571	CBNA	12/18/19	USD	11,891	(219)
CHF	11,571	CBNA	12/18/19	USD	11,908	(235)
CHF	11,571	CBNA	12/18/19	USD	11,878	(205)
CHF	11,571	CBNA	12/18/19	USD	11,822	(149)
CHF	11,572	CBNA	12/18/19	USD	11,797	(124)
CHF	11,572	CBNA	12/18/19	USD	11,862	(189)
CHF	11,572	CBNA	12/18/19	USD	11,879	(206)
CHF	11,572	CBNA	12/18/19	USD	11,809	(136)
CHF	11,572	CBNA	12/18/19	USD	11,784	(110)
CHF	11,572	CBNA	12/18/19	USD	11,784	(110)
CHF	172,000	CBNA	12/18/19	USD	175,105	(1,595)
EUR	1,230,837	CBNA	12/18/19	USD	1,375,600	(26,062)
EUR	1,284,480	CBNA	12/18/19	USD	1,435,963	(27,609)
EUR	2,515,317	CBNA	12/18/19	USD	2,816,960	(59,068)
EUR	2,515,317	CBNA	12/18/19	USD	2,814,839	(56,947)
EUR	2,515,317	CBNA	12/18/19	USD	2,815,744	(57,853)
EUR	2,515,317	CBNA	12/18/19	USD	2,810,192	(52,300)
EUR	2,515,317	CBNA	12/18/19	USD	2,808,100	(50,209)
EUR	2,515,317	CBNA	12/18/19	USD	2,799,093	(41,201)
EUR	2,515,317	CBNA	12/18/19	USD	2,799,797	(41,906)
EUR	2,515,317	CBNA	12/18/19	USD	2,774,128	(16,237)
EUR	2,515,317	CBNA	12/18/19	USD	2,791,597	(33,706)
EUR	2,515,317	CBNA	12/18/19	USD	2,800,336	(42,444)
EUR	2,515,317	CBNA	12/18/19	USD	2,793,786	(35,894)
EUR	2,515,318	CBNA	12/18/19	USD	2,797,208	(39,315)
EUR	2,515,318	CBNA	12/18/19	USD	2,797,484	(39,591)
EUR	54,521,770	CBNA	12/18/19	USD	60,416,967	(637,170)
GBP	27,258,679	CBNA	12/18/19	USD	33,739,960	(117,609)
HKD	1,410,281	CBNA	12/18/19	USD	179,821	253
HKD	2,420,000	CBNA	12/18/19	USD	309,427	(426)
HKD	4,230,844	CBNA	12/18/19	USD	539,547	674
HKD	5,641,125	CBNA	12/18/19	USD	719,401	894
HKD	5,641,125	CBNA	12/18/19	USD	719,286	1,008
HKD	5,641,125	CBNA	12/18/19	USD	719,350	944
HKD	5,641,125	CBNA	12/18/19	USD	719,066	1,228
HKD	5,641,125	CBNA	12/18/19	USD	719,323	972
HKD	5,641,125	CBNA	12/18/19	USD	720,085	210
HKD	5,641,125	CBNA	12/18/19	USD	719,635	660
JPY	43,285,000	CBNA	12/18/19	USD	402,716	(209)

Contracts to Deliver
CAD	35,929	CBNA	12/18/19	USD	27,042	(112)
CAD	35,929	CBNA	12/18/19	USD	27,093	(62)
CAD	35,929	CBNA	12/18/19	USD	26,904	(250)
CAD	35,929	CBNA	12/18/19	USD	27,097	(57)
CAD	35,929	CBNA	12/18/19	USD	27,217	62
CAD	35,929	CBNA	12/18/19	USD	27,299	145
CAD	35,929	CBNA	12/18/19	USD	27,339	185
CAD	35,929	CBNA	12/18/19	USD	27,319	165
CAD	35,928	CBNA	12/18/19	USD	26,988	(165)
CAD	35,928	CBNA	12/18/19	USD	27,114	(40)

BHFTI-46

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	35,928	CBNA	12/18/19	USD	27,079	$(74)
CAD	35,928	CBNA	12/18/19	USD	27,037	(116)
CAD	35,928	CBNA	12/18/19	USD	27,067	(86)
CAD	35,928	CBNA	12/18/19	USD	27,174	20
CHF	334,000	CBNA	12/18/19	USD	344,445	7,513
EUR	30,356,733	CBNA	12/18/19	USD	33,977,389	693,083
EUR	30,356,733	CBNA	12/18/19	USD	33,879,155	594,848
EUR	30,356,733	CBNA	12/18/19	USD	33,773,264	488,957
EUR	30,356,733	CBNA	12/18/19	USD	33,862,129	577,822
EUR	30,356,733	CBNA	12/18/19	USD	33,460,757	176,451
EUR	30,356,733	CBNA	12/18/19	USD	33,694,294	409,987
EUR	30,356,733	CBNA	12/18/19	USD	33,830,281	545,975
EUR	30,356,733	CBNA	12/18/19	USD	33,762,826	478,519
EUR	30,356,733	CBNA	12/18/19	USD	33,760,367	476,060
EUR	30,356,733	CBNA	12/18/19	USD	33,931,443	647,136
EUR	30,356,733	CBNA	12/18/19	USD	33,758,741	474,435
EUR	30,356,732	CBNA	12/18/19	USD	33,929,214	644,909
EUR	15,178,412	CBNA	12/18/19	USD	16,996,191	353,988
EUR	15,178,320	CBNA	12/18/19	USD	16,986,829	344,727
EUR	9,973,069	CBNA	12/18/19	USD	11,145,574	210,712
EUR	9,900,814	CBNA	12/18/19	USD	11,065,217	209,578
EUR	5,824,332	CBNA	12/18/19	USD	6,510,967	124,942
EUR	4,658,517	CBNA	12/18/19	USD	5,205,184	97,404
GBP	30,794,886	CBNA	12/18/19	USD	38,145,475	161,372
GBP	30,794,885	CBNA	12/18/19	USD	38,208,734	224,632
GBP	30,794,884	CBNA	12/18/19	USD	37,477,134	(506,966)
GBP	30,794,884	CBNA	12/18/19	USD	37,972,044	(12,057)
GBP	30,794,884	CBNA	12/18/19	USD	37,645,373	(338,728)
GBP	30,794,884	CBNA	12/18/19	USD	37,800,435	(183,665)
GBP	30,794,884	CBNA	12/18/19	USD	37,696,061	(288,039)
GBP	30,794,884	CBNA	12/18/19	USD	38,154,918	170,818
HKD	17,782,000	CBNA	12/18/19	USD	2,267,007	(3,511)
HKD	16,599,000	CBNA	12/18/19	USD	2,115,791	(3,675)
HKD	13,168,000	CBNA	12/18/19	USD	1,678,399	(2,974)
JPY	10,821,250	CBNA	12/18/19	USD	102,408	1,781
JPY	10,821,250	CBNA	12/18/19	USD	102,393	1,766
JPY	10,821,250	CBNA	12/18/19	USD	103,562	2,935
JPY	10,821,250	CBNA	12/18/19	USD	101,825	1,198

Net Unrealized Appreciation						$5,409,077

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	11/22/19	31	USD	1,335,108	$(37,796)
Aluminum Futures	12/17/19	25	USD	1,080,519	(33,351)
Amsterdam AEX Index Futures	10/18/19	59	EUR	6,845,770	55,341
Australian 10 Year Treasury Bond Futures	12/16/19	1,047	AUD	154,274,717	905,487
CAC 40 Index Futures	10/18/19	369	EUR	20,944,440	275,928
Canada Government Bond 10 Year Futures	12/18/19	1,266	CAD	180,531,600	(1,228,439)
Copper Futures	12/27/19	308	USD	19,854,450	109,480
Cotton No. 2 Futures	12/06/19	24	USD	729,960	(9,084)
DAX Index Futures	12/20/19	51	EUR	15,824,025	64,244
Euro STOXX 50 Index Futures	12/20/19	1,502	EUR	53,396,100	756,012

BHFTI-47

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund 10 Year Futures	12/06/19	4,840	EUR	843,370,000	$(9,906,337)
FTSE 100 Index Futures	12/20/19	723	GBP	53,382,705	755,092
FTSE JSE Top 40 Index Futures	12/19/19	353	ZAR	174,106,660	(604,032)
FTSE MIB Index Futures	12/20/19	39	EUR	4,302,870	60,988
Hang Seng China Enterprises Index Futures	10/30/19	182	HKD	92,911,000	(42,948)
Hang Seng Index Futures	10/30/19	24	HKD	31,250,400	9,009
IBEX 35 Index Futures	10/18/19	44	EUR	4,062,300	114,530
Japanese Government 10 Year Bond Futures	12/13/19	250	JPY	38,755,000,000	449,288
KOSPI 200 Index Futures	12/12/19	223	KRW	15,283,862,500	322,581
LME Nickel Futures	12/18/19	124	USD	12,696,360	1,035,449
LME Primary Aluminums Futures	12/18/19	290	USD	12,528,000	(240,611)
LME Zinc Futures	12/18/19	157	USD	9,386,638	517,306
Lean Hogs Futures	12/13/19	215	USD	6,243,600	823,045
Live Cattle Futures	12/31/19	29	USD	1,279,480	72,032
MSCI Taiwan Index Futures	10/30/19	614	USD	24,995,940	250,361
Nickel Futures	11/22/19	12	USD	1,231,200	97,885
Nickel Futures	12/17/19	12	USD	1,228,950	3,835
Russell 2000 Index E-Mini Futures	12/20/19	838	USD	63,897,500	(2,395,591)
S&P 500 Index E-Mini Futures	12/20/19	5,130	USD	763,985,250	(7,557,751)
S&P Midcap 400 Index E-Mini Futures	12/20/19	384	USD	74,419,200	(1,092,879)
S&P TSX 60 Index Futures	12/19/19	280	CAD	55,781,600	2,160
SGX CNX Nifty Index Futures	10/31/19	835	USD	19,268,460	(149,118)
SPI 200 Index Futures	12/19/19	251	AUD	41,929,550	73,877
Soybean Futures	11/14/19	84	USD	3,805,200	120,417
Soybean Meal Futures	12/13/19	296	USD	8,909,600	(565,063)
Soybean Oil Futures	12/13/19	166	USD	2,896,368	101,571
Sugar No. 11 Futures	02/28/20	497	USD	7,041,496	422,929
TOPIX Index Futures	12/12/19	678	JPY	10,766,640,000	2,730,159
U.S. Treasury Note 10 Year Futures	12/19/19	8,631	USD	1,124,727,188	(6,554,656)
United Kingdom Long Gilt Bond Futures	12/27/19	922	GBP	123,769,280	349,131
Wheat Futures	12/13/19	14	USD	347,025	16,629
Zinc Futures	11/22/19	18	USD	1,083,677	67,138
Zinc Futures	12/17/19	15	USD	897,064	17,060

Futures Contracts—Short
Aluminum Futures	11/22/19	(31)	USD	(1,335,108)	34,225
Aluminum Futures	12/17/19	(25)	USD	(1,080,519)	33,599
LME Nickel Futures	12/18/19	(12)	USD	(1,228,680)	(4,175)
LME Primary Aluminums Futures	12/18/19	(25)	USD	(1,080,000)	33,444
LME Zinc Futures	12/18/19	(15)	USD	(896,813)	(17,058)
Nickel Futures	11/22/19	(12)	USD	(1,231,200)	(93,635)
Nickel Futures	12/17/19	(12)	USD	(1,228,950)	(10,752)
Zinc Futures	11/22/19	(18)	USD	(1,083,677)	(64,480)
Zinc Futures	12/17/19	(15)	USD	(897,064)	(16,778)

Net Unrealized Depreciation					$(19,944,302)

BHFTI-48

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
10/30/19	CBNA	Brent Crude Futures	USD	6,086,064	$(457,314)	$—	$(457,314)
10/30/19	MLI	Brent Crude Futures	USD	16,237,520	(832,520)	—	(832,520)
12/18/19	BOA	Canada Government Bond 10 Year Futures	CAD	2,448,303	(18,193)	—	(18,193)
11/08/19	CBNA	Coffee “C” Futures	USD	1,285,889	41,705	—	41,705
11/08/19	MLI	Coffee “C” Futures	USD	5,422,656	39,444	—	39,444
10/04/19	MLI	Commodity Excess-Return Index (a)	USD	832,764,537	(751,766)	—	(751,766)
11/22/19	CBNA	Corn No. 2 Futures	USD	2,459,226	82,174	—	82,174
11/22/19	MLI	Corn No. 2 Futures	USD	14,626,819	(561,819)	—	(561,819)
11/08/19	CBNA	Cotton No. 2 Futures	USD	1,541,655	(112,150)	—	(112,150)
11/08/19	MLI	Cotton No. 2 Futures	USD	1,216,425	(91,070)	—	(91,070)
10/21/19	CBNA	Crude Oil Futures	USD	8,287,156	(230,726)	—	(230,726)
10/21/19	MLI	Crude Oil Futures	USD	16,047,960	(583,940)	—	(583,940)
11/29/19	CBNA	Gold 100 oz. Futures	USD	23,108,351	605,339	—	605,339
11/29/19	MLI	Gold 100 oz. Futures	USD	14,918,620	104,960	—	104,960
10/30/19	GSI	Hang Seng China Enterprises Index Futures	HKD	188,295,480	(55,052)	—	(55,052)
10/30/19	MLI	Hang Seng China Enterprises Index Futures	HKD	268,686,028	(85,934)	—	(85,934)
10/30/19	GSI	Hang Seng Index Futures	HKD	11,700,139	2,394	—	2,394
10/30/19	MLI	Hang Seng Index Futures	HKD	70,436,656	(15,726)	—	(15,726)
10/16/19	GSI	Ibovespa Futures	BRL	6,240,689	15,791	—	15,791
10/16/19	MLI	Ibovespa Futures	BRL	60,856,409	151,630	—	151,630
12/13/19	BOA	Japanese Government 10 Year Bond Futures	JPY	10,223,795,400	69,592	—	69,592
11/22/19	CBNA	KC Hard Red Winter Wheat Futures	USD	1,998,872	(27,622)	—	(27,622)
11/22/19	MLI	KC Hard Red Winter Wheat Futures	USD	996,850	(850)	—	(850)
12/06/19	MLI	Live Cattle Futures	USD	8,410,125	634,475	—	634,475
12/27/19	BOA	Long Gilt Futures	GBP	39,264,700	248,197	—	248,197
11/11/19	CBNA	Low Sulphur Gas Oil Futures	USD	5,837,500	27,500	—	27,500
11/11/19	MLI	Low Sulphur Gas Oil Futures	USD	1,992,050	2,050	—	2,050
10/30/19	CBNA	NY Harbor ULSD Futures	USD	6,401,044	(26,452)	—	(26,452)
10/29/19	CBNA	Natural Gas Futures	USD	11,525,976	(1,273,976)	—	(1,273,976)
10/29/19	MLI	Natural Gas Futures	USD	9,557,160	(1,052,660)	—	(1,052,660)
12/12/19	MLI	KOSPI 200 Index Futures	KRW	16,104,647,556	173,287	11,337	161,950
10/30/19	CBNA	RBOB Gasoline Futures	USD	4,147,819	(2,860)	—	(2,860)
10/30/19	MLI	RBOB Gasoline Futures	USD	3,262,753	(38,896)	—	(38,896)
11/29/19	CBNA	Silver Futures	USD	6,371,778	(167,508)	—	(167,508)
11/29/19	MLI	Silver Futures	USD	5,600,205	(160,845)	—	(160,845)
10/25/19	CBNA	Soybean Futures	USD	12,258,827	334,574	—	334,574
11/22/19	CBNA	Soybean Oil Futures	USD	5,206,437	167,547	—	167,547
02/18/20	CBNA	Sugar No. 11 Futures	USD	1,345,236	85,733	—	85,733
02/18/20	MLI	Sugar No. 11 Futures	USD	426,737	26,639	—	26,639
12/20/19	MLI	Swiss Market Index Futures	CHF	37,504,558	299,065	—	299,065
12/19/19	BOA	U.S. Treasury Note 10 Year Futures	USD	1,015,509,924	(6,369,924)	—	(6,369,924)
11/22/19	CBNA	Wheat Futures	USD	8,087,226	(80,863)	—	(80,863)

Totals					$(9,886,570)	$11,337	$(9,897,907)

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Merrill Lynch International, as of September 30, 2019:

Futures Contracts—Long	Notional Value	Component Weighting
Gold 100 oz.	$114,030,874	13.6%
WTI Crude	69,183,271	8.3%
Brent Crude	61,091,817	7.3%
Copper Comex	58,373,815	7.0%

BHFTI-49

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

OTC Total Return Swaps—(Continued)

Futures Contracts—Long	Notional Value	Component Weighting
Natural Gas	$55,143,049	6.6%
Corn No. 2 Yellow	48,785,939	5.9%
Soybeans	48,176,016	5.8%
Silver	34,213,288	4.1%
LME Primary Nickel	33,949,862	4.1%
LME Primary Aluminum	32,855,056	3.9%
Live Cattle	29,874,624	3.6%
Soybean Meal	26,237,127	3.2%
Soybean Oil	25,824,019	3.1%
Sugar No. 11	25,679,003	3.1%
Zinc	25,172,283	3.0%
Wheat	24,575,469	3.0%
Low Sulphur Gasoil	23,104,472	2.8%
RBOB Gasoline	21,648,508	2.6%
Coffee “C”	19,898,951	2.4%
Heating Oil	18,867,671	2.3%
Lean Hogs	17,691,021	2.1%
Cotton No. 2	9,681,228	1.2%
KC Hard Red Winter Wheat	8,707,174	1.0%

	$832,764,537	100%

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSI)—	Goldman Sachs International
(MLI)—	Merrill Lynch International

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTI-50

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$827,512,043	$—	$827,512,043
Total Foreign Government*	—	632,916,300	—	632,916,300
Total Short-Term Investments*	1,055,426,220	631,923,162	—	1,687,349,382
Total Investments	$1,055,426,220	$2,092,351,505	$—	$3,147,777,725

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,129,585	$—	$8,129,585
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,720,508)	—	(2,720,508)
Total Forward Contracts	$—	$5,409,077	$—	$5,409,077
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,680,232	$—	$—	$10,680,232
Futures Contracts (Unrealized Depreciation)	(30,624,534)	—	—	(30,624,534)
Total Futures Contracts	$(19,944,302)	$—	$—	$(19,944,302)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,112,096	$—	$3,112,096
OTC Swap Contracts at Value (Liabilities)	—	(12,998,666)	—	(12,998,666)
Total OTC Swap Contracts	$—	$(9,886,570)	$—	$(9,886,570)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-51

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—85.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—85.6%
Communication Services Select Sector SPDR Fund (a)	2,554,240	$126,485,965
Consumer Discretionary Select Sector SPDR Fund (a)	1,077,247	130,023,713
Consumer Staples Select Sector SPDR Fund (a)	1,280,867	78,670,851
Energy Select Sector SPDR Fund (a)	1,200,155	71,049,176
Financial Select Sector SPDR Fund (a)	5,758,313	161,232,764
Health Care Select Sector SPDR Fund (a)	2,105,896	189,804,407
Industrial Select Sector SPDR Fund (a)	1,575,846	122,332,925
iShares Core MSCI EAFE ETF (a) (b)	22,810,462	1,393,034,914
iShares Core S&P 500 ETF (a) (b)	1,493,939	445,970,670
iShares Core U.S. Aggregate Bond ETF (a) (b)	10,191,338	1,153,353,722
iShares Intermediate-Term Corporate Bond ETF (a) (b)	2,291,175	132,704,856
Materials Select Sector SPDR Fund (a)	488,019	28,402,706
Real Estate Select Sector SPDR Fund (a)	4,234,057	166,567,802
Technology Select Sector SPDR Fund (a)	3,234,665	260,487,572
Utilities Select Sector SPDR Fund (a)	460,338	29,802,282
Vanguard Total Bond Market ETF (a)	13,629,069	1,150,702,296

Total Mutual Funds (Cost $5,218,781,110)		5,640,626,621

Short-Term Investments—10.4%

Mutual Fund—2.2%
SSGA USD Liquidity Fund, D Shares, 1.959% (c)	144,899,832	144,899,832

Repurchase Agreement—8.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $540,519,520; collateralized by U.S. Treasury Notes with rates ranging from 2.000% - 2.875%, maturity dates ranging from 09/30/21 - 12/31/21, and an aggregate market value of $551,320,729.	540,507,509	540,507,509

Total Short-Term Investments (Cost $685,407,341)		685,407,341

Securities Lending Reinvestments (d)—16.0%

Certificates of Deposit—6.6%
Banco Del Estado De Chile New York 2.222%, 1M LIBOR + 0.180%, 10/09/19 (e)	9,000,000	9,000,000
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (e)	10,000,000	9,999,210
Bank of Montreal (Chicago) 1.990%, SOFR + 0.170%, 02/07/20 (e)	13,000,000	13,002,743
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (e)	17,000,000	16,992,588
2.198%, 1M LIBOR + 0.170%, 05/15/20 (e)	7,000,000	6,996,906
2.481%, 3M LIBOR + 0.170%, 01/09/20 (e)	10,000,000	10,004,170
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (e)	15,000,000	15,002,775
Canadian Imperial Bank of Commerce 2.278%, 1M LIBOR + 0.250%, 10/15/19 (e)	12,000,000	12,000,408

Certificates of Deposit—(Continued)
Chiba Bank, Ltd.
2.230%, 11/20/19	2,800,000	2,800,017
2.250%, 10/17/19	9,000,000	9,000,468
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (e)	4,000,000	3,998,360
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (e)	21,000,000	21,003,003
Credit Industriel et Commercial 2.260%, 1M LIBOR + 0.160%, 01/03/20 (e)	20,000,000	19,997,480
Credit Suisse AG
2.219%, 1M LIBOR + 0.130%, 11/04/19 (e)	21,000,000	20,998,320
2.240%, 1M LIBOR + 0.140%, 10/02/19 (e)	34,000,000	34,000,000
DZ Bank AG Zero Coupon, 03/17/20	13,850,849	13,865,460
KBC Bank NV Zero Coupon, 10/25/19	19,740,000	19,973,093
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (e)	15,000,000	14,997,600
Nationwide Building Society Zero Coupon, 10/09/19	14,972,426	14,992,050
Natixis New York
2.323%, 3M LIBOR + 0.070%, 11/01/19 (e)	10,000,000	10,001,450
2.453%, 3M LIBOR + 0.150%, 10/15/19 (e)	5,000,000	5,000,630
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (e)	32,000,000	32,000,544
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (e)	10,000,000	9,999,940
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (e)	10,000,000	9,998,700
2.179%, 1M LIBOR + 0.140%, 11/12/19 (e)	15,000,000	14,999,250
Sumitomo Mitsui Trust Bank, Ltd.
2.184%, 1M LIBOR + 0.140%, 11/20/19 (e)	5,000,000	4,999,900
2.206%, 1M LIBOR + 0.160%, 10/23/19 (e)	10,000,000	10,000,200
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	14,801,366	14,985,150
Svenska Handelsbanken AB 2.247%, 1M LIBOR + 0.180%, 06/05/20 (e)	10,000,000	9,995,300
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (e)	30,000,000	30,006,990
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (e)	15,000,000	14,999,946

		435,612,651

Commercial Paper—1.0%
Bank of China, Ltd. 2.290%, 12/09/19	7,954,200	7,963,576
Cafco LLC 2.120%, 10/31/19	4,981,450	4,990,905
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (e)	10,000,000	10,001,620
LMA S.A. & LMA Americas, Corp. 2.610%, 10/03/19	19,734,650	19,996,420
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (e)	12,000,000	12,006,684

BHFTI-52

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (e)	10,000,000	$10,001,490

		64,960,695

Master Demand Notes—0.7%
Natixis Financial Products LLC
2.050%, OBFR + 0.230%, 10/01/19 (e)	12,000,000	12,000,000
2.070%, OBFR + 0.250%, 10/01/19 (e)	31,000,000	31,000,000

		43,000,000

Mutual Fund—0.0%
SSGA Institutional U.S. Government Money Market Fund 2.050%, (c)	1,000,000	1,000,000

Repurchase Agreements—7.2%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $5,531,906; collateralized by various Common Stock with an aggregate market value of $6,050,001.	5,500,000	5,500,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $65,403,650; collateralized by various Common Stock with an aggregate market value of $71,507,339.	65,000,000	65,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $5,100,340; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $5,202,003.	5,100,000	5,100,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $7,094,701; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $7,236,094.	7,094,208	7,094,208
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $45,539,175; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $49,395,083.	45,000,000	45,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $7,769,902; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $8,647,439.	7,769,473	7,769,473

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $69,027,102; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $76,687,116.	69,000,000	69,000,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $103,290,554; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $114,752,822.	103,250,000	103,250,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $15,000,979; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $15,300,000.	15,000,000	15,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $6,000,328; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $6,666,371.	6,000,000	6,000,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $15,000,825; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $16,665,929.	15,000,000	15,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $11,504,472; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $12,777,212.	11,500,000	11,500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $5,001,944; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,555,310.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $13,905,406; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $15,443,761.	13,900,000	13,900,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $20,007,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $22,221,238.	20,000,000	20,000,000

BHFTI-53

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $25,009,722; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $27,776,548.	25,000,000	$25,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $56,071,797; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $62,275,020.	56,050,000	56,050,000

		475,163,681

Time Deposits—0.5%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	10,000,000	10,000,000
National Bank of Canada 1.890%, OBFR + 0.070%, 10/07/19 (e)	15,000,000	15,000,000
Nordea Bank New York 1.760%, 10/01/19	10,000,000	10,000,000

		35,000,000

Total Securities Lending Reinvestments (Cost $1,054,720,246)		1,054,737,027

Total Investments—112.0% (Cost $6,958,908,697)		7,380,770,989
Other assets and liabilities (net)—(12.0)%		(793,350,573)

Net Assets—100.0%		$6,587,420,416

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $1,034,535,707 and the collateral received consisted of cash in the amount of $1,053,998,622. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2019.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Depreciation
EUR	15,760,955	DBAG	12/18/19	USD	17,547,065	$(266,139)
EUR	207,224,187	DBAG	12/18/19	USD	230,707,868	(3,499,183)
EUR	112,000,000	GSI	12/18/19	USD	123,819,360	(1,018,189)

Net Unrealized Depreciation						$(4,783,511)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/20/19	2,802	USD	265,965,840	$(416,683)
Russell 2000 Index E-Mini Futures	12/20/19	2,412	USD	183,915,000	(6,535,679)
S&P 500 Index E-Mini Futures	12/20/19	1,699	USD	253,023,575	(2,159,386)
U.S. Treasury Ultra Long Bond Futures	12/19/19	63	USD	12,090,094	(81,280)

BHFTI-54

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/19/19	(3,925)	USD	(511,476,563)	$2,317,082
U.S. Treasury Note 2 Year Futures	12/31/19	(614)	USD	(132,317,000)	243,751

Net Unrealized Depreciation					$(6,632,195)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	1.660%	Semi-Annually	09/20/29	USD	560,000,000	$4,413,327	$8,663	$4,404,664
Pay	3M LIBOR	Quarterly	1.660%	Semi-Annually	09/24/29	USD	665,000,000	5,261,188	2,734,574	2,526,614
Pay	3M LIBOR	Quarterly	1.665%	Semi-Annually	09/21/29	USD	740,000,000	6,168,011	11,450	6,156,561

Totals								$15,842,526	$2,754,687	$13,087,839

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Pay	3M UST	Quarterly	02/26/20	JPMC	S&P GSCI Commodity Index	USD 243,679,590	$7,128,207	$—	$7,128,207

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(EUR)—	Euro
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-55

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$5,640,626,621	$—	$—	$5,640,626,621
Total Short-Term Investments*	144,899,832	540,507,509	—	685,407,341
Total Securities Lending Reinvestments*	—	1,054,737,027	—	1,054,737,027
Total Investments	$5,785,526,453	$1,595,244,536	$—	$7,380,770,989

Collateral for Securities Loaned (Liability)	$—	$(1,053,998,622)	$—	$(1,053,998,622)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(4,783,511)	$—	$(4,783,511)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,560,833	$—	$—	$2,560,833
Futures Contracts (Unrealized Depreciation)	(9,193,028)	—	—	(9,193,028)
Total Futures Contracts	$(6,632,195)	$—	$—	$(6,632,195)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$13,087,839	$—	$13,087,839
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$7,128,207	$—	$7,128,207

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-56

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—86.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.2%
MDC Partners, Inc. 6.500%, 05/01/24 (144A)	135,000	$123,019
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.000%, 08/15/27 (144A)	1,457,000	1,529,850

		1,652,869

Aerospace/Defense—3.9%
Arconic, Inc. 5.125%, 10/01/24 (a)	2,243,000	2,388,795
BBA U.S. Holdings, Inc. 5.375%, 05/01/26 (144A)	606,000	636,300
Bombardier, Inc.
5.750%, 03/15/22 (144A)	136,000	138,380
6.125%, 01/15/23 (144A)	760,000	774,060
7.500%, 12/01/24 (144A)	960,000	963,360
7.500%, 03/15/25 (144A)	921,000	919,849
7.875%, 04/15/27 (144A)	3,712,000	3,696,595
8.750%, 12/01/21 (144A)	755,000	815,400
F-Brasile S.p.A. / F-Brasile US LLC 7.375%, 08/15/26 (144A)	464,000	482,560
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25 (144A)	970,000	1,035,475
TransDigm UK Holdings plc 6.875%, 05/15/26	1,164,000	1,251,300
TransDigm, Inc.
6.250%, 03/15/26 (144A)	13,189,000	14,161,689
6.500%, 05/15/25	159,000	164,962
Triumph Group, Inc. 6.250%, 09/15/24 (144A)	745,000	774,949

		28,203,674

Agriculture—0.0%
Darling Ingredients, Inc. 5.250%, 04/15/27 (144A)	267,000	280,350

Apparel—0.1%
William Carter Co. (The) 5.625%, 03/15/27 (144A)	488,000	522,160

Auto Manufacturers—0.3%
Allison Transmission, Inc. 5.875%, 06/01/29 (144A)	751,000	814,835
Navistar International Corp. 6.625%, 11/01/25 (144A)	547,000	555,205
Tesla, Inc. 5.300%, 08/15/25 (144A) (a)	422,000	378,745
Volkswagen International Finance NV 3.375%, 6Y EUR Swap + 2.970%, 06/27/24 (EUR) (b)	100,000	114,270
Wabash National Corp. 5.500%, 10/01/25 (144A)	513,000	504,022

		2,367,077

Auto Parts & Equipment—1.0%
GKN Holdings, Ltd.
4.625%, 05/12/32 (GBP)	200,000	249,594
IHO Verwaltungs GmbH
3.625%, 4.375% PIK, 05/15/25 (EUR) (c)	113,000	127,475
3.875%, 4.625% PIK, 05/15/27 (EUR) (c)	101,000	112,287
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
4.375%, 05/15/26 (EUR)	167,000	185,435
6.250%, 05/15/26 (144A)	2,764,000	2,909,110
8.500%, 05/15/27 (144A)	3,614,000	3,659,175

		7,243,076

Banks—2.9%
Allied Irish Banks plc 4.125%, 5Y EUR Swap + 3.950%, 11/26/25 (EUR) (b)	100,000	113,305
Banco BPM S.p.A. 2.500%, 06/21/24 (EUR)	100,000	112,901
Banco de Sabadell S.A. 5.375%, 5Y EUR Swap + 5.100%, 12/12/28 (EUR) (b)	100,000	121,121
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (d)	400,000	82,836
4.750%, 01/15/18 (EUR) (d)	1,000,000	207,091
Bank of America Corp.
5.526%, 3M LIBOR + 3.387%, 10/28/19 (b)	95,000	95,123
6.100%, 3M LIBOR + 3.898%, 03/17/25 (b)	1,479,000	1,615,807
6.250%, 3M LIBOR + 3.705%, 09/05/24 (b)	1,320,000	1,436,160
6.300%, 3M LIBOR + 4.553%, 03/10/26 (a) (b)	640,000	720,000
6.500%, 3M LIBOR + 4.174%, 10/23/24 (b)	1,395,000	1,551,937
Barclays plc
4.375%, 09/11/24	1,330,000	1,374,261
5.200%, 05/12/26	400,000	424,914
CIT Group, Inc.
5.800%, 3M LIBOR + 3.972%, 06/15/22 (b)	569,000	577,535
6.000%, 04/01/36	1,604,000	1,800,490
6.125%, 03/09/28	222,000	259,185
Deutsche Pfandbriefbank AG 4.600%, 02/22/27 (EUR)	100,000	119,566
Goldman Sachs Group, Inc. (The) 5.000%, 3M LIBOR + 2.874%, 11/10/22 (b)	271,000	266,041
Hongkong & Shanghai Banking Corp., Ltd. (The) 2.500%, 3M LIBOR + 0.000%, 10/27/19 (b)	50,000	37,000
JPMorgan Chase & Co.
5.000%, SOFR + 3.380%, 08/01/24 (b)	2,270,000	2,332,425
5.300%, 3M LIBOR + 3.800%, 05/01/20 (b)	2,335,000	2,358,257
5.419%, 3M LIBOR + 3.320%, 01/01/20 (b)	350,000	350,000
6.100%, 3M LIBOR + 3.330%, 10/01/24 (b)	1,237,000	1,341,155
6.125%, 3M LIBOR + 3.330%, 04/30/24 (b)	243,000	263,307
6.750%, 3M LIBOR + 3.780%, 02/01/24 (b)	425,000	471,750
Morgan Stanley 5.550%, 3M LIBOR + 3.810%, 07/15/20 (b)	345,000	349,778
National Westminster Bank plc 2.375%, 3M LIBOR + 0.250%, 11/28/19 (b)	40,000	32,280
Royal Bank of Scotland Group plc 8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	238,000	254,862
UniCredit S.p.A. 4.375%, 5Y EUR Swap + 4.316%, 01/03/27 (EUR) (b)	100,000	116,879

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co. 5.875%, 3M LIBOR + 3.990%, 06/15/25 (b)	1,794,000	$1,977,347

		20,763,313

Building Materials—0.6%
Builders FirstSource, Inc. 6.750%, 06/01/27 (144A)	235,000	253,212
Cemex S.A.B. de C.V. 3.125%, 03/19/26 (EUR)	100,000	112,667
CPG Merger Sub LLC 8.000%, 10/01/21 (144A)	634,000	634,000
Holcim Finance Luxembourg S.A.
3.000%, 5Y EURIBOR Swap + 3.074%, 07/05/24 (EUR) (b)	200,000	228,700
JELD-WEN, Inc.
4.625%, 12/15/25 (144A)	311,000	312,176
4.875%, 12/15/27 (144A)	40,000	39,600
Masonite International Corp.
5.375%, 02/01/28 (144A)	339,000	353,407
5.750%, 09/15/26 (144A)	64,000	67,520
Norbord, Inc. 6.250%, 04/15/23 (144A)	486,000	513,945
PGT Escrow Issuer, Inc. 6.750%, 08/01/26 (144A) (a)	235,000	253,212
Standard Industries, Inc.
5.375%, 11/15/24 (144A)	867,000	893,010
6.000%, 10/15/25 (144A)	793,000	831,429

		4,492,878

Chemicals—1.9%
Atotech Alpha 2 B.V. 8.750%, 9.50% PIK., 06/01/23 (144A) (c)	574,000	571,130
Atotech Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.250%, 02/01/25 (144A) (a)	2,634,000	2,647,170
Axalta Coating Systems LLC 4.875%, 08/15/24 (144A)	459,000	473,918
Blue Cube Spinco LLC
9.750%, 10/15/23	1,007,000	1,097,630
10.000%, 10/15/25	1,008,000	1,128,292
Chemours Co. (The)
4.000%, 05/15/26 (EUR)	300,000	299,006
5.375%, 05/15/27 (a)	431,000	371,751
6.625%, 05/15/23	460,000	454,250
Element Solutions, Inc. 5.875%, 12/01/25 (144A)	3,047,000	3,188,990
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	458,000	467,160
Monitchem HoldCo 3 S.A.
4.825%, 3M EURIBOR + 5.250%, 03/15/25 (EUR)	100,000	109,314
5.250%, 03/15/25 (EUR)	100,000	109,268
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	161,000	165,564
OCI NV 5.000%, 04/15/23 (EUR)	110,000	125,466
PQ Corp. 5.750%, 12/15/25 (144A)	1,236,000	1,273,080

Chemicals—(Continued)
TPC Group, Inc. 10.500%, 08/01/24 (144A)	700,000	729,750
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	352,000	374,880
WR Grace & Co-Conn 5.625%, 10/01/24 (144A)	275,000	296,313

		13,882,932

Coal—0.2%
CONSOL Energy, Inc. 11.000%, 11/15/25 (144A)	1,106,000	1,103,235

Commercial Services—3.5%
Algeco Global Finance plc
6.500%, 02/15/23 (EUR)	200,000	218,535
8.000%, 02/15/23 (144A) (a)	390,000	389,142
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.750%, 07/15/27 (144A)	387,000	399,268
Avis Budget Finance plc 4.750%, 01/30/26 (EUR)	118,000	137,135
BidFair MergeRight, Inc. 7.375%, 10/15/27 (144A)	700,000	713,125
Capitol Investment Merger Sub 2 LLC 10.000%, 08/01/24 (144A)	379,000	393,213
Europcar Mobility Group 4.000%, 04/30/26 (EUR)	100,000	110,902
Flexi-Van Leasing, Inc. 10.000%, 02/15/23 (144A) (a)	219,000	214,073
Gartner, Inc. 5.125%, 04/01/25 (144A)	418,000	437,332
Graham Holdings Co. 5.750%, 06/01/26 (144A)	384,000	412,800
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	936,000	973,440
Hertz Corp. (The) 7.625%, 06/01/22 (144A)	1,096,000	1,141,210
Hertz Holdings Netherlands B.V. 5.500%, 03/30/23 (EUR)	126,000	143,637
House of Finance NV (The) 4.375%, 07/15/26 (EUR)	100,000	111,306
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	134,000	153,539
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 08/01/23 (144A)	3,550,000	3,669,812
Laureate Education, Inc. 8.250%, 05/01/25 (144A)	155,000	168,563
Loxam SAS 3.750%, 07/15/26 (EUR)	100,000	112,810
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A)	1,167,000	1,075,099
Nexi Capital S.p.A. 4.125%, 11/01/23 (EUR)	100,000	111,832
Nielsen Co. Luxembourg S.a.r.l. (The) 5.000%, 02/01/25 (144A) (a)	163,000	160,759

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/24 (144A)	306,000	$314,124
5.750%, 04/15/26 (144A)	1,135,000	1,181,875
Refinitiv U.S. Holdings, Inc.
4.500%, 05/15/26 (EUR)	188,000	220,494
4.500%, 05/15/26 (144A) (EUR)	895,000	1,049,693
6.250%, 05/15/26 (144A)	158,000	169,453
6.875%, 11/15/26 (EUR)	100,000	121,693
8.250%, 11/15/26 (144A)	1,881,000	2,076,154
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/25 (144A)	204,000	212,925
Service Corp. International 5.125%, 06/01/29	766,000	818,662
ServiceMaster Co. LLC (The) 5.125%, 11/15/24 (144A)	817,000	847,637
Team Health Holdings, Inc. 6.375%, 02/01/25 (144A) (a)	591,000	408,381
United Rentals North America, Inc.
4.625%, 10/15/25	1,338,000	1,365,412
4.875%, 01/15/28	355,000	369,200
5.500%, 07/15/25	118,000	122,779
5.500%, 05/15/27	842,000	892,520
5.875%, 09/15/26	242,000	258,045
Verisure Holding AB 3.500%, 05/15/23 (EUR)	119,000	134,219
Verisure Midholding AB 5.750%, 12/01/23 (EUR)	100,000	112,265
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	2,841,000	3,025,296
WEX, Inc. 4.750%, 02/01/23 (144A)	388,000	391,880

		25,340,239

Computers—1.3%
Banff Merger Sub, Inc.
8.375%, 09/01/26 (EUR)	100,000	100,881
9.750%, 09/01/26 (144A)	3,193,000	3,047,719
Booz Allen Hamilton, Inc. 5.125%, 05/01/25 (144A)	882,000	906,255
Dell International LLC / EMC Corp. 7.125%, 06/15/24 (144A)	1,266,000	1,336,263
Harland Clarke Holdings Corp. 8.375%, 08/15/22 (144A)	295,000	241,900
NCR Corp.
5.750%, 09/01/27 (144A)	265,000	274,275
6.125%, 09/01/29 (144A)	597,000	629,268
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750%, 06/01/25 (144A)	1,735,000	1,787,050
Western Digital Corp. 4.750%, 02/15/26 (a)	1,273,000	1,309,599

		9,633,210

Cosmetics/Personal Care—0.0%
Avon International Capital plc 6.500%, 08/15/22 (144A)	240,000	248,700

Cosmetics/Personal Care—(Continued)
Coty, Inc. 6.500%, 04/15/26 (144A)	98,000	95,060

		343,760

Distribution/Wholesale—1.4%
American Builders & Contractors Supply Co., Inc. 5.875%, 05/15/26 (144A)	1,044,000	1,093,590
Core & Main Holdings L.P. 8.625%, 9.375% PIK., 09/15/24 (144A) (c)	1,047,000	1,054,852
Core & Main L.P. 6.125%, 08/15/25 (144A)	2,008,000	2,002,980
HD Supply, Inc.
5.375%, 10/15/26 (144A) (a)	3,605,000	3,816,794
IAA, Inc. 5.500%, 06/15/27 (144A)	813,000	857,715
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A)	383,000	396,405
Parts Europe S.A. 5.500%, 3M EURIBOR + 5.500%, 05/01/22 (EUR) (b)	101,000	110,085
Performance Food Group, Inc. 5.500%, 10/15/27 (144A)	585,000	614,250

		9,946,671

Diversified Financial Services—2.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.750%, 07/15/27 (144A)	210,000	218,845
Allied Universal Holding Co. 6.625%, 07/15/26 (144A)	2,542,000	2,684,987
Ally Financial, Inc.
3.875%, 05/21/24	450,000	465,660
8.000%, 11/01/31	5,351,000	7,397,757
Arrow Global Finance plc 5.125%, 09/15/24 (GBP)	100,000	122,238
Cabot Financial Luxembourg S.A.
6.375%, 3M EURIBOR + 6.375%, 06/14/24 (EUR) (b)	100,000	112,946
7.500%, 10/01/23 (GBP)	100,000	127,392
Credit Acceptance Corp. 6.625%, 03/15/26 (144A)	341,000	364,870
Fairstone Financial, Inc. 7.875%, 07/15/24 (144A)	209,000	218,274
Garfunkelux Holdco 3 S.A. 7.500%, 08/01/22 (EUR)	300,000	310,793
Global Aircraft Leasing Co., Ltd. 6.500%, PIK, 09/15/24 (144A) (c)	1,170,000	1,184,625
Intrum AB 3.500%, 07/15/26 (EUR)	101,000	111,846
Lehman Brothers Holdings, Inc.
Zero Coupon, 10/17/12 (EUR) (d)	350,000	6,485
Zero Coupon, 01/16/14 (EUR) (d)	2,140,000	39,652
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	83,381
LHC3 plc 4.125%, PIK, 08/15/24 (EUR) (c)	200,000	226,677
Mulhacen Pte, Ltd. 6.500%, 7.250% PIK, 08/01/23 (EUR) (c)	122,036	108,905

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Nationstar Mortgage Holdings, Inc.
8.125%, 07/15/23 (144A)	575,000	$599,438
9.125%, 07/15/26 (144A)	739,000	787,035
Navient Corp.
5.875%, 10/25/24	464,000	467,480
6.500%, 06/15/22	41,000	43,665
6.625%, 07/26/21	422,000	443,100
6.750%, 06/25/25 (a)	257,000	265,031
6.750%, 06/15/26	499,000	510,377
7.250%, 09/25/23	436,000	473,932
Pershing Square Holdings, Ltd. 5.500%, 07/15/22 (144A)	1,000,000	1,046,850
Springleaf Finance Corp.
5.625%, 03/15/23	70,000	74,725
6.625%, 01/15/28	535,000	575,286
6.875%, 03/15/25	648,000	714,015
7.125%, 03/15/26	873,000	968,441

		20,754,708

Electric—2.4%
Calpine Corp.
5.250%, 06/01/26 (144A)	1,436,000	1,486,260
5.375%, 01/15/23	2,639,000	2,671,987
5.750%, 01/15/25 (a)	1,180,000	1,209,500
5.875%, 01/15/24 (144A)	528,000	539,880
Cheniere Energy Partners LLC 5.750%, 10/15/25 (144A)	492,000	517,830
Clearway Energy Operating LLC 5.375%, 08/15/24	681,000	698,025
ContourGlobal Power Holdings S.A.
3.375%, 08/01/23 (EUR)	100,000	112,914
4.125%, 08/01/25 (EUR)	100,000	115,643
Edison International 5.750%, 06/15/27	100,000	112,391
Naturgy Finance BV
3.375%, 9Y EUR Swap + 3.079%, 04/24/24 (EUR) (b)	100,000	116,612
4.125%, 8Y EUR Swap + 3.353%, 11/18/22 (EUR) (b)	200,000	237,165
NextEra Energy Operating Partners L.P.
4.250%, 07/15/24 (144A)	1,145,000	1,179,350
4.250%, 09/15/24 (144A)	223,000	229,969
4.500%, 09/15/27 (144A)	412,000	421,270
NRG Energy, Inc.
3.750%, 06/15/24 (144A)	323,000	332,405
4.450%, 06/15/29 (144A)	1,077,000	1,122,352
5.250%, 06/15/29 (144A)	1,149,000	1,235,520
5.750%, 01/15/28	658,000	707,350
6.625%, 01/15/27	1,309,000	1,418,105
Orano S.A. 3.375%, 04/23/26 (EUR)	100,000	117,164
RWE AG 2.750%, 5Y EUR Swap + 2.643%, 04/21/75 (EUR) (b)	100,000	111,218
Talen Energy Supply LLC
6.500%, 06/01/25	110,000	83,600
10.500%, 01/15/26 (144A)	110,000	94,875

Electric—(Continued)
Vistra Operations Co. LLC
3.550%, 07/15/24 (144A)	505,000	508,405
4.300%, 07/15/29 (144A)	1,211,000	1,242,788
5.500%, 09/01/26 (144A)	260,000	272,012
5.625%, 02/15/27 (144A)	69,000	72,600

		16,967,190

Electrical Components & Equipment—0.2%
Belden, Inc. 4.125%, 10/15/26 (EUR)	100,000	115,979
Energizer Holdings, Inc.
6.375%, 07/15/26 (144A) (a)	134,000	143,533
7.750%, 01/15/27 (144A)	729,000	812,252

		1,071,764

Electronics—0.5%
ADT Security Corp. (The)
4.125%, 06/15/23	47,000	47,705
4.875%, 07/15/32 (144A)	1,238,000	1,083,250
APX Group, Inc.
7.875%, 12/01/22 (a)	291,000	290,273
8.500%, 11/01/24 (144A)	226,000	228,260
8.750%, 12/01/20	575,000	564,937
Itron, Inc. 5.000%, 01/15/26 (144A)	55,000	56,667
Sensata Technologies B.V.
5.000%, 10/01/25 (144A)	965,000	1,031,344
5.625%, 11/01/24 (144A)	161,000	175,087
Sensata Technologies, Inc. 4.375%, 02/15/30 (144A)	426,000	426,000

		3,903,523

Energy-Alternate Sources—0.3%
Pattern Energy Group, Inc. 5.875%, 02/01/24 (144A)	599,000	613,226
TerraForm Power Operating LLC
4.250%, 01/31/23 (144A)	521,000	531,420
5.000%, 01/31/28 (144A)	617,000	641,680

		1,786,326

Engineering & Construction—0.3%
Brand Industrial Services, Inc. 8.500%, 07/15/25 (144A)	581,000	551,950
frontdoor, inc. 6.750%, 08/15/26 (144A)	991,000	1,085,165
New Enterprise Stone & Lime Co., Inc.
6.250%, 03/15/26 (144A)	166,000	169,735
10.125%, 04/01/22 (144A)	334,000	343,185
Swissport Financing Sarl 5.250%, 08/15/24 (EUR)	100,000	112,946

		2,262,981

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—2.0%
Boyne USA, Inc. 7.250%, 05/01/25 (144A)	479,000	$521,918
Cedar Fair L.P. 5.250%, 07/15/29 (144A)	853,000	912,710
Churchill Downs, Inc.
4.750%, 01/15/28 (144A)	569,000	583,225
5.500%, 04/01/27 (144A)	2,013,000	2,128,747
Cirsa Finance International Sarl 7.875%, 12/20/23 (144A)	200,000	212,300
CPUK Finance, Ltd.
4.250%, 08/28/22 (GBP)	100,000	124,366
4.875%, 08/28/25 (GBP)	100,000	125,784
Eldorado Resorts, Inc. 6.000%, 09/15/26	259,000	283,605
Entertainment One, Ltd. 4.625%, 07/15/26 (GBP)	100,000	133,714
LHMC Finco 2 Sarl 7.250%, PIK, 10/02/25 (EUR) (c)	100,000	110,839
Lions Gate Capital Holdings LLC
5.875%, 11/01/24 (144A)	398,000	408,945
6.375%, 02/01/24 (144A)	54,000	57,099
Live Nation Entertainment, Inc.
4.875%, 11/01/24 (144A)	67,000	69,415
Scientific Games International, Inc.
3.375%, 02/15/26 (EUR)	200,000	222,568
5.000%, 10/15/25 (144A)	1,923,000	1,984,151
8.250%, 03/15/26 (144A)	1,935,000	2,060,775
Six Flags Entertainment Corp.
4.875%, 07/31/24 (144A)	1,480,000	1,531,800
5.500%, 04/15/27 (144A)	1,105,000	1,178,184
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/49 (144A) (d) (f) (g) (h)	294,455	0
WMG Acquisition Corp.
4.125%, 11/01/24 (EUR)	90,000	101,381
5.500%, 04/15/26 (144A)	373,000	391,650
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/01/29 (144A)	1,064,000	1,114,966

		14,258,142

Environmental Control—0.7%
Advanced Disposal Services, Inc. 5.625%, 11/15/24 (144A)	336,000	350,700
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	600,000	626,250
5.125%, 07/15/29 (144A)	458,000	485,480
GFL Environmental, Inc.
7.000%, 06/01/26 (144A)	1,027,000	1,080,917
8.500%, 05/01/27 (144A)	1,217,000	1,349,349
Tervita Corp. 7.625%, 12/01/21 (144A)	675,000	685,969
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	461,000	475,273

		5,053,938

Food—1.7%
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
5.750%, 03/15/25	246,000	253,380
5.875%, 02/15/28 (144A)	882,000	933,544
6.625%, 06/15/24	253,000	265,018
Chobani LLC / Chobani Finance Corp., Inc. 7.500%, 04/15/25 (144A) (a)	626,000	599,395
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.750%, 06/15/25 (144A)	2,966,000	3,090,038
5.875%, 07/15/24 (144A)	518,000	533,566
6.500%, 04/15/29 (144A)	1,730,000	1,920,300
6.750%, 02/15/28 (144A)	478,000	529,385
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 5.500%, 01/15/30 (144A)	1,259,000	1,334,515
Nomad Foods Bondco plc 3.250%, 05/15/24 (EUR)	100,000	112,265
Post Holdings, Inc.
5.500%, 03/01/25 (144A)	62,000	64,945
5.500%, 12/15/29 (144A)	1,237,000	1,289,572
5.750%, 03/01/27 (144A)	105,000	111,321
Simmons Foods, Inc. 7.750%, 01/15/24 (144A)	590,000	638,675
Tesco Corporate Treasury Services plc 2.500%, 05/02/25 (GBP)	100,000	124,977

		11,800,896

Food Service—0.3%
Aramark Services, Inc.
4.750%, 06/01/26	275,000	283,250
5.000%, 04/01/25 (144A)	432,000	446,040
5.000%, 02/01/28 (144A) (a)	1,213,000	1,258,488

		1,987,778

Hand/Machine Tools—0.3%
Colfax Corp.
6.000%, 02/15/24 (144A)	1,171,000	1,239,328
6.375%, 02/15/26 (144A)	593,000	638,031

		1,877,359

Healthcare-Products—2.0%
Avantor, Inc.
4.750%, 10/01/24 (EUR)	107,000	124,450
6.000%, 10/01/24 (144A)	4,100,000	4,393,273
9.000%, 10/01/25 (144A)	2,882,000	3,238,647
Hill-Rom Holdings, Inc. 4.375%, 09/15/27 (144A) (a)	192,000	196,291
Hologic, Inc.
4.375%, 10/15/25 (144A)	275,000	281,875
4.625%, 02/01/28 (144A)	406,000	419,702
Immucor, Inc. 11.125%, 02/15/22 (144A)	216,000	218,430
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 6.625%, 05/15/22 (144A)	3,978,000	3,885,313
Sotera Health Holdings LLC 6.500%, 05/15/23 (144A)	891,000	909,934

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Teleflex, Inc.
4.625%, 11/15/27	28,000	$29,225
4.875%, 06/01/26	391,000	407,618

		14,104,758

Healthcare-Services—5.2%
Acadia Healthcare Co., Inc. 5.125%, 07/01/22	119,000	119,893
AHP Health Partners, Inc. 9.750%, 07/15/26 (144A)	392,000	415,591
Catalent Pharma Solutions, Inc.
4.875%, 01/15/26 (144A)	564,000	580,215
5.000%, 07/15/27 (144A)	838,000	869,425
Centene Corp.
4.750%, 01/15/25	108,000	110,862
5.375%, 06/01/26 (144A)	4,410,000	4,619,475
Charles River Laboratories International, Inc. 5.500%, 04/01/26 (144A)	941,000	1,000,970
CHS/Community Health Systems Inc.
8.000%, 03/15/26 (144A)	1,420,000	1,416,450
8.625%, 01/15/24 (144A)	1,543,000	1,593,147
Eagle Holding Co. II LLC
7.625%, 8.375% PIK, 05/15/22 (144A) (c)	162,000	163,215
7.750%, 7.750%, PIK, 05/15/22 (144A) (c)	745,000	750,588
Envision Healthcare Corp. 8.750%, 10/15/26 (144A) (a)	459,000	279,990
HCA, Inc.
5.375%, 02/01/25	1,326,000	1,448,655
5.375%, 09/01/26	703,000	772,386
5.625%, 09/01/28	1,881,000	2,095,998
5.875%, 02/15/26	65,000	72,670
5.875%, 02/01/29	2,028,000	2,268,825
MEDNAX, Inc.
5.250%, 12/01/23 (144A)	358,000	363,907
6.250%, 01/15/27 (144A)	1,610,000	1,597,812
Molina Healthcare, Inc.
4.875%, 06/15/25 (144A)	898,000	902,490
5.375%, 11/15/22	372,000	394,335
Polaris Intermediate Corp. 8.500%, PIK, 12/01/22 (144A) (a) (c)	1,268,333	1,078,083
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/23 (144A)	1,296,000	1,378,620
Surgery Center Holdings, Inc.
6.750%, 07/01/25 (144A) (a)	1,036,000	929,810
10.000%, 04/15/27 (144A)	417,000	423,255
Tenet Healthcare Corp.
4.625%, 07/15/24	1,463,000	1,503,569
4.625%, 09/01/24 (144A)	777,000	799,284
4.875%, 01/01/26 (144A)	3,155,000	3,237,819
5.125%, 11/01/27 (144A)	2,065,000	2,133,868
6.250%, 02/01/27 (144A)	539,000	560,506
8.125%, 04/01/22	1,010,000	1,093,325
WellCare Health Plans, Inc.
5.250%, 04/01/25	677,000	704,926

Healthcare-Services—(Continued)
WellCare Health Plans, Inc.
5.375%, 08/15/26 (144A)	1,247,000	1,330,923

		37,010,887

Home Builders—1.2%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
6.125%, 07/01/22 (144A)	78,000	79,217
6.250%, 09/15/27 (144A)	510,000	512,550
Installed Building Products, Inc. 5.750%, 02/01/28 (144A)	273,000	281,531
Lennar Corp.
4.750%, 11/29/27	1,653,000	1,772,842
4.875%, 12/15/23	139,000	147,688
5.250%, 06/01/26	881,000	952,581
Mattamy Group Corp.
6.500%, 10/01/25 (144A)	92,000	96,600
6.875%, 12/15/23 (144A)	387,000	402,480
MDC Holdings, Inc. 6.000%, 01/15/43	268,000	276,710
Meritage Homes Corp. 5.125%, 06/06/27	186,000	196,230
PulteGroup, Inc.
6.000%, 02/15/35	583,000	620,895
6.375%, 05/15/33	413,000	457,026
Taylor Morrison Communities, Inc. 5.875%, 06/15/27 (144A)	573,000	628,868
Toll Brothers Finance Corp. 3.800%, 11/01/29	389,000	382,924
TRI Pointe Group, Inc.
4.875%, 07/01/21	288,000	296,640
5.250%, 06/01/27	174,000	174,435
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, 06/15/24	107,000	113,955
Williams Scotsman International, Inc.
6.875%, 08/15/23 (144A)	1,077,000	1,128,157
7.875%, 12/15/22 (144A)	123,000	128,535

		8,649,864

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.500%, 06/15/26	14,000	14,595

Household Products/Wares—0.1%
Spectrum Brands, Inc.
5.000%, 10/01/29 (144A)	234,000	238,095
5.750%, 07/15/25	162,000	169,045

		407,140

Insurance—1.2%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 02/15/24 (144A)	432,000	465,480
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 8.250%, 08/01/23 (144A)	2,741,000	2,799,246
AmWINS Group, Inc. 7.750%, 07/01/26 (144A)	304,000	326,800

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Ardonagh Midco 3 plc 8.625%, 07/15/23 (144A) (a)	228,000	$220,020
Assicurazioni Generali S.p.A.
2.124%, 10/01/30 (EUR)	100,000	110,492
5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (b)	100,000	130,953
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.000%, 01/23/27 (EUR)	100,000	138,702
CNO Financial Group, Inc. 5.250%, 05/30/29	763,000	835,485
Galaxy Bidco, Ltd. 6.500%, 07/31/26 (GBP)	100,000	121,049
GTCR AP Finance, Inc. 8.000%, 05/15/27 (144A)	611,000	627,803
HUB International, Ltd. 7.000%, 05/01/26 (144A)	2,670,000	2,746,762

		8,522,792

Internet—1.5%
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/01/27 (144A)	491,000	516,164
Netflix, Inc.
3.875%, 11/15/29 (EUR)	199,000	229,914
4.875%, 04/15/28	51,000	51,890
5.375%, 11/15/29 (144A)	1,475,000	1,534,000
5.875%, 11/15/28	2,131,000	2,314,905
Uber Technologies, Inc.
7.500%, 11/01/23 (144A)	550,000	554,125
7.500%, 09/15/27 (144A)	752,000	750,120
United Group B.V.
4.375%, 07/01/22 (EUR)	126,000	140,077
4.875%, 07/01/24 (EUR)	100,000	113,335
Zayo Group LLC / Zayo Capital, Inc.
5.750%, 01/15/27 (144A)	3,547,000	3,626,098
6.000%, 04/01/23	231,000	237,064
6.375%, 05/15/25	553,000	569,479

		10,637,171

Investment Companies—0.4%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4.750%, 09/15/24 (144A)	175,000	174,825
6.250%, 05/15/26 (144A)	983,000	1,029,693
6.375%, 12/15/25	586,000	616,186
6.750%, 02/01/24	244,000	253,760
Owl Rock Capital Corp. 5.250%, 04/15/24	412,000	433,536

		2,508,000

Iron/Steel—0.2%
Big River Steel LLC / BRS Finance Corp. 7.250%, 09/01/25 (144A)	519,000	547,545
Steel Dynamics, Inc.
4.125%, 09/15/25	514,000	519,140
5.000%, 12/15/26	120,000	125,700
5.500%, 10/01/24	10,000	10,263

Iron/Steel—(Continued)
thyssenKrupp AG 1.875%, 03/06/23 (EUR)	43,000	46,821
thyssenkrupp AG 2.875%, 02/22/24 (EUR)	181,000	203,199

		1,452,668

Leisure Time—0.5%
Pinnacle Bidco plc 6.375%, 02/15/25 (GBP)	100,000	130,787
Sabre GLBL, Inc.
5.250%, 11/15/23 (144A)	386,000	396,615
5.375%, 04/15/23 (144A)	536,000	546,720
Viking Cruises, Ltd. 5.875%, 09/15/27 (144A) (a)	2,329,000	2,467,809

		3,541,931

Lodging—1.1%
Hilton Domestic Operating Co., Inc.
4.250%, 09/01/24	94,000	95,763
4.875%, 01/15/30 (144A)	2,506,000	2,645,960
5.125%, 05/01/26	728,000	764,400
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	381,649
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26	86,000	92,665
MGM Resorts International
6.000%, 03/15/23	111,000	122,289
6.625%, 12/15/21	1,042,000	1,130,049
7.750%, 03/15/22	1,220,000	1,364,887
NH Hotel Group S.A. 3.750%, 10/01/23 (EUR)	89,921	99,479
Station Casinos LLC 5.000%, 10/01/25 (144A)	590,000	598,732
Wyndham Destinations, Inc.
5.400%, 04/01/24	19,000	20,045
5.750%, 04/01/27	150,000	162,000
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/26 (144A)	384,000	402,240
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A)	195,000	200,362

		8,080,520

Machinery-Construction & Mining—0.6%
BWX Technologies, Inc. 5.375%, 07/15/26 (144A)	985,000	1,035,481
Terex Corp. 5.625%, 02/01/25 (144A)	929,000	953,386
Vertiv Group Corp.
9.250%, 10/15/24 (144A)	886,000	853,883
10.000%, 05/15/24 (144A)	1,142,000	1,173,702

		4,016,452

Machinery-Diversified—0.7%
Manitowoc Co., Inc (The) 9.000%, 04/01/26 (144A)	308,000	301,840

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Mueller Water Products, Inc. 5.500%, 06/15/26 (144A)	831,000	$868,395
Platin 1426 GmbH 5.375%, 06/15/23 (EUR)	100,000	102,570
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	1,435,000	1,474,319
SPX FLOW, Inc.
5.625%, 08/15/24 (144A)	383,000	395,447
5.875%, 08/15/26 (144A)	256,000	267,520
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	365,000	388,269
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A) (a)	1,342,000	1,258,125

		5,056,485

Media—8.0%
Altice Financing S.A.
6.625%, 02/15/23 (144A) (a)	853,000	875,391
7.500%, 05/15/26 (144A)	1,714,000	1,821,108
Altice Luxembourg S.A.
7.625%, 02/15/25 (144A)	986,000	1,027,905
7.750%, 05/15/22 (144A)	2,874,000	2,935,072
8.000%, 05/15/27 (EUR)	100,000	119,672
10.500%, 05/15/27 (144A)	2,436,000	2,745,372
AMC Networks, Inc. 4.750%, 08/01/25	1,353,000	1,395,281
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, 03/01/23 (144A)	31,000	31,504
5.000%, 02/01/28 (144A)	1,188,000	1,228,095
5.125%, 05/01/27 (144A)	2,346,000	2,448,638
5.375%, 06/01/29 (144A)	3,527,000	3,756,255
5.875%, 05/01/27 (144A)	106,000	112,095
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27 (144A)	3,832,000	3,992,369
9.250%, 02/15/24 (144A)	2,329,000	2,558,779
CSC Holdings LLC
5.250%, 06/01/24	264,000	283,800
5.375%, 07/15/23 (144A)	1,746,000	1,791,833
5.375%, 02/01/28 (144A)	600,000	632,250
5.500%, 05/15/26 (144A)	684,000	719,842
5.750%, 01/15/30 (144A)	976,000	1,020,037
6.500%, 02/01/29 (144A)	2,627,000	2,919,845
6.625%, 10/15/25 (144A)	544,000	582,243
7.750%, 07/15/25 (144A)	1,518,000	1,632,154
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	1,970,000	2,043,875
DISH DBS Corp.
5.000%, 03/15/23 (a)	1,456,000	1,470,997
5.875%, 07/15/22	2,087,000	2,170,480
5.875%, 11/15/24 (a)	309,000	306,296
6.750%, 06/01/21	640,000	673,472
Entercom Media Corp. 6.500%, 05/01/27 (144A)	308,000	321,860
GCI LLC 6.625%, 06/15/24 (144A)	331,000	357,066

Media—(Continued)
Gray Television, Inc. 7.000%, 05/15/27 (144A)	333,000	365,867
iHeartCommunications, Inc.
5.250%, 08/15/27 (144A)	681,000	708,240
6.375%, 05/01/26	351,054	379,138
Meredith Corp. 6.875%, 02/01/26 (a)	128,000	130,080
Midcontinent Communications / Midcontinent Finance Corp. 5.375%, 08/15/27 (144A)	366,000	385,215
Radiate Holdco LLC / Radiate Finance, Inc.
6.625%, 02/15/25 (144A)	293,000	295,080
6.875%, 02/15/23 (144A)	136,000	139,910
Sirius XM Radio, Inc.
4.625%, 07/15/24 (144A)	329,000	341,117
5.000%, 08/01/27 (144A)	1,813,000	1,870,019
5.500%, 07/01/29 (144A)	1,060,000	1,131,550
Summer BidCo B.V. 9.000%, 9.750% PIK, 11/15/25 (EUR) (c)	100,000	114,645
TEGNA, Inc. 5.500%, 09/15/24 (144A)	158,000	162,740
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	800,000	838,000
Telenet Finance VI Luxembourg SCA 4.875%, 07/15/27 (EUR)	117,600	141,584
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	906,000	881,085
UPC Holding B.V. 3.875%, 06/15/29 (EUR)	100,000	114,472
UPCB Finance VII, Ltd. 3.625%, 06/15/29 (EUR)	100,000	115,685
Videotron, Ltd. 5.125%, 04/15/27 (144A)	1,176,000	1,243,620
Virgin Media Finance plc 5.750%, 01/15/25 (144A)	1,439,000	1,482,170
Virgin Media Receivables Financing Notes I DAC
5.500%, 09/15/24 (GBP)	113,000	142,100
Virgin Media Secured Finance plc
4.875%, 01/15/27 (GBP)	100,000	127,863
5.250%, 01/15/26 (144A)	209,000	214,748
5.500%, 05/15/29 (144A)	588,000	612,990
6.250%, 03/28/29 (GBP)	89,700	117,184
Ziggo B.V.
4.250%, 01/15/27 (EUR)	100,000	117,442
5.500%, 01/15/27 (144A)	1,121,000	1,168,643
Ziggo Bond Co. B.V.
5.875%, 01/15/25 (144A)	915,000	940,163
6.000%, 01/15/27 (144A)	651,000	679,481

		56,934,417

Metal Fabricate/Hardware—0.2%
Advanced Drainage Systems, Inc. 5.000%, 09/30/27 (144A)	558,000	565,667
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/23 (144A)	730,000	697,150

		1,262,817

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—2.3%
Constellium SE
5.875%, 02/15/26 (144A) (a)	2,404,000	$2,506,170
6.625%, 03/01/25 (144A)	1,168,000	1,217,640
Freeport-McMoRan, Inc.
3.550%, 03/01/22	1,263,000	1,266,158
3.875%, 03/15/23	1,403,000	1,413,522
5.000%, 09/01/27	259,000	258,029
5.250%, 09/01/29	499,000	497,648
5.450%, 03/15/43	4,617,000	4,157,054
Kaiser Aluminum Corp. 5.875%, 05/15/24	286,000	297,757
New Gold, Inc. 6.250%, 11/15/22 (144A)	890,000	892,403
Novelis Corp.
5.875%, 09/30/26 (144A)	1,891,000	1,983,186
6.250%, 08/15/24 (144A)	2,129,000	2,224,805

		16,714,372

Miscellaneous Manufacturing—0.2%
Amsted Industries, Inc. 5.625%, 07/01/27 (144A)	339,000	357,645
Gates Global LLC / Gates Global Co. 6.000%, 07/15/22 (144A)	749,000	746,191

		1,103,836

Office/Business Equipment—0.2%
CDW LLC / CDW Finance Corp.
4.250%, 04/01/28	243,000	247,884
5.000%, 09/01/25	365,000	380,285
Xerox Corp.
4.800%, 03/01/35	722,000	615,505
6.750%, 12/15/39 (a)	116,000	117,740

		1,361,414

Oil & Gas—5.5%
Aker BP ASA 4.750%, 06/15/24 (144A)	529,000	552,540
Antero Resources Corp. 5.375%, 11/01/21	352,000	340,560
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.000%, 04/01/22 (144A)	771,000	770,769
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A)	362,000	346,615
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp.
6.875%, 02/01/25	361,000	310,460
California Resources Corp. 8.000%, 12/15/22 (144A) (a)	46,000	22,770
Callon Petroleum Co.
6.125%, 10/01/24	486,000	478,710
6.375%, 07/01/26 (a)	405,000	395,219
Carrizo Oil & Gas, Inc.
6.250%, 04/15/23 (a)	394,000	373,315
8.250%, 07/15/25	647,000	633,801
Centennial Resource Production LLC 6.875%, 04/01/27 (144A)	428,000	426,930

Oil & Gas—(Continued)
Chesapeake Energy Corp.
4.875%, 04/15/22 (a)	1,704,000	1,375,980
5.750%, 03/15/23	499,000	381,735
6.625%, 08/15/20	542,000	544,710
7.000%, 10/01/24	480,000	344,400
8.000%, 03/15/26 (144A)	318,000	217,830
CNX Resources Corp. 5.875%, 04/15/22	2,404,000	2,307,840
Comstock Resources, Inc. 9.750%, 08/15/26	480,000	400,800
Covey Park Energy LLC / Covey Park Finance Corp. 7.500%, 05/15/25 (144A)	619,000	495,200
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	2,337,000	2,351,560
Denbury Resources, Inc.
9.000%, 05/15/21 (144A)	608,000	563,920
9.250%, 03/31/22 (144A)	612,000	535,500
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A)	1,206,000	1,254,240
5.750%, 01/30/28 (144A)	745,000	791,562
Extraction Oil & Gas, Inc.
5.625%, 02/01/26 (144A)	1,106,000	677,425
7.375%, 05/15/24 (144A)	986,000	645,830
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	865,000	752,550
Indigo Natural Resources LLC 6.875%, 02/15/26 (144A)	570,000	513,712
Ithaca Energy North Sea plc 9.375%, 07/15/24 (144A)	200,000	208,700
Matador Resources Co. 5.875%, 09/15/26	623,000	624,184
MEG Energy Corp.
6.375%, 01/30/23 (144A)	545,000	525,925
6.500%, 01/15/25 (144A)	1,767,000	1,802,340
7.000%, 03/31/24 (144A)	169,000	163,085
Murphy Oil Corp.
5.625%, 12/01/42	230,000	202,400
5.750%, 08/15/25	221,000	224,315
Nabors Industries, Inc.
4.625%, 09/15/21	439,000	414,855
5.500%, 01/15/23 (a)	103,000	84,718
Neptune Energy Bondco plc 6.625%, 05/15/25 (144A)	200,000	205,500
Noble Holding International, Ltd.
7.750%, 01/15/24	42,000	27,300
7.875%, 02/01/26 (144A) (a)	1,339,000	964,080
Northern Oil and Gas, Inc. 8.500%, 1.000%, PIK, 05/15/23 (c)	116,378	119,869
Pacific Drilling S.A.
8.375%, 10/01/23 (144A)	1,371,000	1,151,640
Parkland Fuel Corp. 5.875%, 07/15/27 (144A)	473,000	496,324
Parsley Energy LLC / Parsley Finance Corp.
5.250%, 08/15/25 (144A)	43,000	43,633
5.375%, 01/15/25 (144A)	731,000	740,137

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Parsley Energy LLC / Parsley Finance Corp.
5.625%, 10/15/27 (144A)	573,000	$591,622
6.250%, 06/01/24 (144A)	310,000	320,850
PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 06/15/25	282,000	292,223
PDC Energy, Inc.
5.750%, 05/15/26	281,000	276,813
6.125%, 09/15/24	97,000	96,758
QEP Resources, Inc.
5.250%, 05/01/23 (a)	175,000	162,316
5.375%, 10/01/22	962,000	920,201
5.625%, 03/01/26	526,000	452,360
6.875%, 03/01/21	130,000	129,025
Range Resources Corp.
5.000%, 08/15/22	338,000	316,875
5.750%, 06/01/21	290,000	287,825
5.875%, 07/01/22	466,000	446,195
Repsol International Finance B.V.
3.875%, 6Y EUR Swap + 3.560%, 03/25/21 (EUR) (b)	100,000	114,172
4.500%, 10Y EUR Swap + 4.200%, 03/25/75 (EUR) (b)	100,000	125,217
Rowan Cos., Inc. 4.875%, 06/01/22	1,175,000	881,250
SM Energy Co.
5.000%, 01/15/24	379,000	340,152
5.625%, 06/01/25	250,000	214,325
6.125%, 11/15/22	334,000	320,089
6.625%, 01/15/27	64,000	55,040
6.750%, 09/15/26	211,000	184,625
Southwestern Energy Co.
6.200%, 01/23/25	273,000	241,605
7.750%, 10/01/27 (a)	220,000	191,813
SRC Energy, Inc. 6.250%, 12/01/25	246,000	243,535
Sunoco L.P. / Sunoco Finance Corp.
4.875%, 01/15/23	435,000	446,419
5.500%, 02/15/26	73,000	76,188
5.875%, 03/15/28	282,000	299,273
6.000%, 04/15/27	294,000	311,640
Transocean Pontus, Ltd. 6.125%, 08/01/25 (144A)	140,620	142,729
Transocean Poseidon, Ltd. 6.875%, 02/01/27 (144A)	438,000	451,140
Transocean, Inc.
6.500%, 11/15/20	65,000	66,300
7.250%, 11/01/25 (144A)	412,000	363,075
7.500%, 01/15/26 (144A) (a)	368,000	326,600
8.375%, 12/15/21	72,000	73,800
9.000%, 07/15/23 (144A)	1,901,000	1,972,287
Valaris plc 4.700%, 03/15/21	38,000	33,060
Whiting Petroleum Corp. 6.625%, 01/15/26 (a)	38,000	25,650
WPX Energy, Inc.
5.250%, 09/15/24	248,000	254,128
5.250%, 10/15/27	337,000	339,528

Oil & Gas—(Continued)
WPX Energy, Inc.
5.750%, 06/01/26	64,000	65,600
8.250%, 08/01/23	91,000	102,375

		39,360,166

Oil & Gas Services—0.3%
Apergy Corp. 6.375%, 05/01/26	518,000	514,115
Archrock Partners L.P. / Archrock Partners Finance Corp. 6.875%, 04/01/27 (144A)	422,000	447,831
USA Compression Partners L.P. / USA Compression Finance Corp.
6.875%, 04/01/26	656,000	680,600
6.875%, 09/01/27 (144A)	631,000	651,507

		2,294,053

Packaging & Containers—2.5%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (144A)	546,000	549,412
4.625%, 05/15/23 (144A)	2,140,000	2,190,825
4.750%, 07/15/27 (144A) (GBP)	151,000	189,813
4.750%, 07/15/27 (GBP)	100,000	125,704
Berry Global, Inc. 4.875%, 07/15/26 (144A)	962,000	994,371
Crown Americas LLC / Crown Americas Capital Corp.
4.250%, 09/30/26	303,000	313,605
4.750%, 02/01/26	1,392,000	1,456,380
Crown European Holdings S.A.
2.250%, 02/01/23 (144A) (EUR)	100,000	114,761
3.375%, 05/15/25 (EUR)	128,000	154,566
Graphic Packaging International LLC 4.750%, 07/15/27 (144A)	292,000	306,600
Greif, Inc. 6.500%, 03/01/27 (144A)	96,000	101,808
Intertape Polymer Group, Inc. 7.000%, 10/15/26 (144A)	273,000	284,603
LABL Escrow Issuer LLC 6.750%, 07/15/26 (144A)	766,000	796,161
Matthews International Corp. 5.250%, 12/01/25 (144A)	55,000	52,113
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A)	2,960,000	3,051,908
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.125%, 07/15/23 (144A)	486,000	497,543
7.000%, 07/15/24 (144A)	1,251,000	1,296,349
Sealed Air Corp. 5.125%, 12/01/24 (144A)	106,000	113,420
Trivium Packaging Finance B.V.
3.750%, 08/15/26 (EUR)	128,000	147,536
5.500%, 08/15/26 (144A) (a)	2,290,000	2,407,248
8.500%, 08/15/27 (144A)	2,552,000	2,759,350

		17,904,076

Pharmaceuticals—2.5%
Bausch Health Americas, Inc. 8.500%, 01/31/27 (144A)	1,419,000	1,592,544

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Bausch Health Cos., Inc.
4.500%, 05/15/23 (EUR)	1,217,000	$1,339,469
5.500%, 03/01/23 (144A)	1,241,000	1,256,513
5.500%, 11/01/25 (144A)	2,471,000	2,585,531
5.750%, 08/15/27 (144A)	770,000	832,239
5.875%, 05/15/23 (144A)	334,000	338,175
6.125%, 04/15/25 (144A)	340,000	352,750
7.000%, 03/15/24 (144A)	1,144,000	1,202,298
7.000%, 01/15/28 (144A)	1,009,000	1,086,794
7.250%, 05/30/29 (144A)	1,915,000	2,091,754
9.000%, 12/15/25 (144A)	1,452,000	1,629,870
Bayer AG 3.750%, 5Y EUR Swap + 2.550%, 07/01/74 (EUR) (b)	100,000	116,345
Elanco Animal Health, Inc. 4.900%, 08/28/28	480,000	523,703
Nidda Bond Co. GmbH 7.250%, 09/30/25 (EUR)	175,000	202,109
NVA Holdings, Inc. 6.875%, 04/01/26 (144A) (h)	382,000	405,398
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A)	1,485,000	1,351,350
Rossini Sarl 6.750%, 10/30/25 (EUR)	141,000	169,382
Vizient, Inc. 6.250%, 05/15/27 (144A)	688,000	737,880

		17,814,104

Pipelines—2.8%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.375%, 09/15/24	140,000	125,958
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	2,267,000	2,482,365
5.875%, 03/31/25	538,000	598,525
7.000%, 06/30/24	220,000	252,725
Cheniere Energy Partners L.P.
4.500%, 10/01/29 (144A)	1,275,000	1,306,078
5.250%, 10/01/25	11,000	11,443
5.625%, 10/01/26	1,119,000	1,187,427
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 5.625%, 05/01/27 (144A)	892,000	910,678
DCP Midstream Operating L.P.
5.125%, 05/15/29	248,000	252,650
5.375%, 07/15/25	226,000	240,690
6.450%, 11/03/36 (144A)	620,000	646,350
6.750%, 09/15/37 (144A)	917,000	965,142
EnLink Midstream LLC	178,000	169,990
EnLink Midstream Partners L.P.
4.150%, 06/01/25	54,000	50,085
4.400%, 04/01/24	530,000	510,416
4.850%, 07/15/26	60,000	57,000
5.050%, 04/01/45	485,000	388,000
5.450%, 06/01/47	143,000	116,545
5.600%, 04/01/44	375,000	306,563

Pipelines—(Continued)
Genesis Energy L.P. / Genesis Energy Finance Corp.
5.625%, 06/15/24	90,000	86,175
6.000%, 05/15/23	168,000	168,630
6.250%, 05/15/26	232,000	223,300
6.500%, 10/01/25	227,000	221,325
Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp. 5.625%, 02/15/26 (144A)	458,000	478,610
Kinder Morgan, Inc. 6.700%, 02/15/27	62,930	72,718
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	715,000	926,540
NuStar Logistics L.P.
6.000%, 06/01/26	354,000	383,134
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
4.750%, 10/01/23 (144A)	187,000	187,468
5.500%, 09/15/24 (144A)	834,000	829,830
5.500%, 01/15/28 (144A)	961,000	939,281
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/28	1,040,000	1,051,752
5.125%, 02/01/25	314,000	322,902
5.375%, 02/01/27	22,000	22,743
5.875%, 04/15/26	203,000	214,419
6.500%, 07/15/27 (144A)	696,000	759,399
6.875%, 01/15/29 (144A)	2,664,000	2,910,606

		20,377,462

Real Estate—0.4%
ADLER Real Estate AG
1.875%, 04/27/23 (EUR)	100,000	110,521
3.000%, 04/27/26 (EUR)	100,000	115,150
Demire Real Estate AG 1.875%, 10/15/24 (EUR)	100,000	108,349
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	500,000	507,500
Greystar Real Estate Partners LLC 5.750%, 12/01/25 (144A)	402,000	413,558
Howard Hughes Corp. (The) 5.375%, 03/15/25 (144A)	393,000	410,685
Newmark Group, Inc. 6.125%, 11/15/23	230,000	249,533
Residomo SRO 3.375%, 10/15/24 (EUR)	107,000	120,403
Summit Properties, Ltd. 2.000%, 01/31/25 (EUR)	100,000	104,646
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. plc (The) 6.464%, 03/30/32 (GBP)	300,000	423,663
WeWork Cos., Inc. 7.875%, 05/01/25 (144A) (a)	468,000	397,215

		2,961,223

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—2.7%
Brookfield Property REIT, Inc. 5.750%, 05/15/26 (144A)	364,000	$380,380
CyrusOne L.P. / CyrusOne Finance Corp. 5.375%, 03/15/27	495,000	527,794
Equinix, Inc.
2.875%, 03/15/24 (EUR)	200,000	226,025
2.875%, 10/01/25 (EUR)	136,000	153,421
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24	230,000	231,311
4.000%, 01/15/30	1,065,000	1,070,293
5.250%, 06/01/25	279,000	307,327
5.375%, 04/15/26	229,000	252,186
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	100,000	123,443
Iron Mountain, Inc.
3.000%, 01/15/25 (EUR)	110,000	122,536
4.875%, 09/15/27 (144A) (a)	558,000	570,655
4.875%, 09/15/29 (144A)	683,000	693,450
iStar, Inc.
4.625%, 09/15/20	78,000	78,878
5.250%, 09/15/22	162,000	165,442
6.000%, 04/01/22	140,000	144,144
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.250%, 10/01/25 (144A)	672,000	687,120
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
4.500%, 09/01/26	1,286,000	1,363,160
4.500%, 01/15/28	1,753,000	1,818,737
5.625%, 05/01/24	170,000	186,362
5.750%, 02/01/27 (144A)	1,076,000	1,208,133
MPT Operating Partnership L.P. / MPT Finance Corp.
4.625%, 08/01/29	1,177,000	1,212,310
5.000%, 10/15/27	2,118,000	2,218,605
Ryman Hospitality Properties, Inc. 4.750%, 10/15/27 (144A) (a)	1,030,000	1,059,654
SBA Communications Corp. 4.875%, 09/01/24	3,284,000	3,398,940
Service Properties Trust
4.350%, 10/01/24	388,000	392,838
4.750%, 10/01/26	388,000	389,997
VICI Properties 1 LLC / VICI FC, Inc. 8.000%, 10/15/23	280,114	306,249

		19,289,390

Retail—2.8%
1011778 BC ULC / New Red Finance, Inc. 3.875%, 01/15/28 (144A)	931,000	936,921
4.250%, 05/15/24 (144A)	58,000	59,665
5.000%, 10/15/25 (144A)	3,210,000	3,315,930
Asbury Automotive Group, Inc. 6.000%, 12/15/24	646,000	668,610
B&M European Value Retail S.A. 4.125%, 02/01/22 (GBP)	100,000	124,638

Retail—(Continued)
Beacon Roofing Supply, Inc.
4.500%, 11/15/26 (144A)	188,000	189,410
4.875%, 11/01/25 (144A)	38,000	37,288
eG Global Finance plc
3.625%, 02/07/24 (EUR)	100,000	105,725
4.375%, 02/07/25 (EUR)	111,000	117,355
6.750%, 02/07/25 (144A)	860,000	839,575
Golden Nugget, Inc. 6.750%, 10/15/24 (144A)	3,057,000	3,133,425
Group 1 Automotive, Inc. 5.250%, 12/15/23 (144A)	101,000	103,778
Hipercor S.A. 3.875%, 01/19/22 (EUR)	100,000	116,651
IRB Holding Corp. 6.750%, 02/15/26 (144A)	119,000	119,595
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.250%, 06/01/26 (144A)	890,000	942,065
L Brands, Inc.
6.750%, 07/01/36	153,000	129,798
6.875%, 11/01/35 (a)	822,000	713,907
Murphy Oil USA, Inc. 4.750%, 09/15/29	351,000	358,897
Penske Automotive Group, Inc. 5.500%, 05/15/26	231,000	241,591
PetSmart, Inc.
5.875%, 06/01/25 (144A)	2,049,000	2,038,755
7.125%, 03/15/23 (144A)	357,000	335,580
SRS Distribution, Inc. 8.250%, 07/01/26 (144A)	471,000	480,420
Staples, Inc.
7.500%, 04/15/26 (144A)	2,690,000	2,771,507
10.750%, 04/15/27 (144A) (a)	538,000	552,795
Stonegate Pub Co. Financing plc
4.875%, 03/15/22 (GBP)	175,000	220,249
7.031%, 3M GBP LIBOR + 6.250%, 03/15/22 (GBP) (b)	100,000	122,954
Superior Plus L.P. / Superior General Partner, Inc. 7.000%, 07/15/26 (144A)	570,000	601,361
Tendam Brands S.A.U. 5.000%, 09/15/24 (EUR)	104,000	115,773
Yum! Brands, Inc.
4.750%, 01/15/30 (144A)	840,000	866,250
5.350%, 11/01/43	14,000	13,440

		20,373,908

Semiconductors—0.2%
Entegris, Inc. 4.625%, 02/10/26 (144A)	434,000	449,190
Infineon Technologies AG 2.875%, 5Y EUR Swap + 3.388%, 01/01/25 (EUR) (b)	100,000	108,450
Qorvo, Inc. 5.500%, 07/15/26	738,000	779,513

		1,337,153

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—4.7%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	1,529,000	$1,620,740
Ascend Learning LLC
6.875%, 08/01/25 (144A)	1,899,000	1,971,450
CDK Global, Inc.
4.875%, 06/01/27	1,447,000	1,506,616
5.250%, 05/15/29 (144A)	299,000	309,465
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A)	1,522,000	1,544,830
Dun & Bradstreet Corp. (The)
6.875%, 08/15/26 (144A)	1,472,000	1,604,480
10.250%, 02/15/27 (144A)	1,060,000	1,172,625
Genesys Telecommunications Laboratories, Inc. / Greeneden Lux 3 S.a.r.l. / Greeneden U.S. Holdings II LLC 10.000%, 11/30/24 (144A)	2,380,000	2,572,923
Infor U.S., Inc. 6.500%, 05/15/22	5,014,000	5,095,477
Informatica LLC 7.125%, 07/15/23 (144A)	1,634,000	1,662,595
InterXion Holding NV 4.750%, 06/15/25 (EUR)	100,000	118,123
IQVIA, Inc.
3.250%, 03/15/25 (144A) (EUR)	150,000	167,580
3.250%, 03/15/25 (EUR)	425,000	474,810
3.500%, 10/15/24 (EUR)	100,000	110,900
5.000%, 10/15/26 (144A)	299,000	313,203
5.000%, 05/15/27 (144A)	1,142,000	1,196,245
MSCI, Inc. 4.750%, 08/01/26 (144A)	89,000	93,228
Nuance Communications, Inc.
5.625%, 12/15/26	609,000	644,018
6.000%, 07/01/24	252,000	263,340
PTC, Inc. 6.000%, 05/15/24	22,000	23,045
Rackspace Hosting, Inc. 8.625%, 11/15/24 (144A) (a)	350,000	321,965
RP Crown Parent LLC 7.375%, 10/15/24 (144A)	1,256,000	1,306,240
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A)	2,954,000	3,122,732
Sophia L.P. / Sophia Finance, Inc. 9.000%, 09/30/23 (144A)	630,000	644,962
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	3,515,000	3,673,263
TIBCO Software, Inc. 11.375%, 12/01/21 (144A) (a)	1,631,000	1,701,847
Veritas U.S., Inc. / Veritas Bermuda, Ltd. 7.500%, 02/01/23 (144A)	478,000	472,476

		33,709,178

Storage/Warehousing—0.2%
Mobile Mini, Inc. 5.875%, 07/01/24	1,350,000	1,390,500

Telecommunications—7.5%
Altice France S.A.
2.500%, 01/15/25 (EUR)	100,000	110,630
3.375%, 01/15/28 (EUR)	100,000	110,755
5.500%, 01/15/28 (144A)	2,110,000	2,133,738
5.875%, 02/01/27 (EUR)	200,000	241,116
6.250%, 05/15/24 (144A)	292,000	301,344
7.375%, 05/01/26 (144A)	3,566,000	3,827,958
8.125%, 02/01/27 (144A)	2,130,000	2,350,988
CenturyLink, Inc.
5.625%, 04/01/25 (a)	775,000	804,063
6.750%, 12/01/23 (a)	1,327,000	1,453,065
7.500%, 04/01/24 (a)	884,000	988,621
7.600%, 09/15/39	308,000	300,300
7.650%, 03/15/42 (a)	308,000	299,530
Cincinnati Bell, Inc.
7.000%, 07/15/24 (144A) (a)	820,000	758,500
8.000%, 10/15/25 (144A)	316,000	278,238
CommScope. Inc.
5.500%, 03/01/24 (144A)	1,725,000	1,774,594
6.000%, 03/01/26 (144A)	1,027,000	1,062,740
Connect Finco SARL / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	3,149,000	3,208,044
Digicel International Finance, Ltd. / Digicel Holdings Bermuda, Ltd. 8.750%, 05/25/24 (144A)	778,000	739,100
DKT Finance A.p.S. 7.000%, 06/17/23 (EUR)	100,000	116,606
eircom Finance DAC 3.500%, 05/15/26 (EUR)	100,000	116,255
Embarq Corp.
7.995%, 06/01/36	953,000	941,983
Frontier Communications Corp. 8.000%, 04/01/27 (144A)	3,873,000	4,084,814
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc. 9.875%, 05/01/24 (144A)	630,000	674,100
Hughes Satellite Systems Corp. 5.250%, 08/01/26	392,000	419,440
Intelsat Jackson Holdings S.A.
5.500%, 08/01/23	1,674,000	1,561,675
8.500%, 10/15/24 (144A) (a)	1,668,000	1,679,993
9.750%, 07/15/25 (144A)	1,920,000	2,005,440
Level 3 Financing, Inc.
4.625%, 09/15/27 (144A)	469,000	473,245
5.250%, 03/15/26	741,000	770,529
5.375%, 05/01/25	70,000	72,538
Nokia Oyj 6.625%, 05/15/39 (a)	1,288,000	1,513,400
Qualitytech L.P. / QTS Finance Corp. 4.750%, 11/15/25 (144A)	383,000	394,490
Sable International Finance, Ltd. 5.750%, 09/07/27 (144A)	300,000	310,035
SES S.A. 4.625%, 5Y EUR Swap + 4.664%, 01/02/22 (EUR) (b)	100,000	115,592
SoftBank Group Corp.
4.000%, 04/20/23 (EUR)	194,000	226,093
4.500%, 04/20/25 (EUR)	200,000	239,149

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
SoftBank Group Corp.
4.750%, 07/30/25 (EUR)	100,000	$120,411
5.000%, 04/15/28 (EUR)	100,000	120,894
Sprint Capital Corp.
6.875%, 11/15/28	1,334,000	1,454,327
8.750%, 03/15/32	1,098,000	1,354,328
Sprint Corp.
7.125%, 06/15/24	504,000	543,211
7.625%, 02/15/25	666,000	732,600
7.625%, 03/01/26	2,179,000	2,405,071
7.875%, 09/15/23 (a)	1,022,000	1,122,626
T-Mobile USA, Inc.
4.500%, 02/01/26	1,074,000	1,105,468
4.750%, 02/01/28	1,046,000	1,094,639
6.500%, 01/15/26	495,000	532,219
TDC A/S 6.875%, 02/23/23 (GBP)	100,000	140,023
Telecom Italia Capital S.A.
6.000%, 09/30/34	836,000	890,340
6.375%, 11/15/33	341,000	375,100
7.200%, 07/18/36	42,000	48,931
7.721%, 06/04/38	134,000	162,140
Telecom Italia S.p.A.
2.750%, 04/15/25 (EUR)	170,000	193,492
4.000%, 04/11/24 (EUR)	100,000	119,976
5.303%, 05/30/24 (144A)	1,050,000	1,132,373
5.875%, 05/19/23 (GBP)	50,000	67,968
Telefonica Europe B.V.
2.625%, 5Y EUR Swap + 2.327%, 03/07/23 (EUR) (b)	100,000	110,914
2.875%, 8Y EUR Swap + 3.071%, 06/24/27 (EUR) (b)	100,000	109,781
3.750%, 5Y EUR Swap + 3.858%, 03/15/22 (EUR) (b)	100,000	115,153
4.375%, 6Y EUR Swap + 4.107%, 12/14/24 (EUR) (b)	200,000	239,674
5.875%, 10Y EUR Swap + 4.301%, 03/31/24 (EUR) (b)	100,000	126,098
Telesat Canada / Telesat LLC
6.500%, 10/15/27 (144A)	317,000	322,548
8.875%, 11/15/24 (144A)	278,000	297,821
ViaSat, Inc. 5.625%, 04/15/27 (144A)	1,398,000	1,467,900
Vodafone Group Plc 3.100%, 5Y EUR Swap + 2.669%, 01/03/79 (EUR)	100,000	115,317
Xplornet Communications, Inc. 9.625%, 10.625% PIK, 06/01/22 (144A) (c)	295,928	301,107

		53,381,151

Toys/Games/Hobbies—0.2%
Mattel, Inc. 6.750%, 12/31/25 (144A)	1,528,000	1,594,376

Transportation—0.0%
XPO Logistics, Inc. 6.750%, 08/15/24 (144A)	41,000	44,383

Trucking & Leasing—0.0%
Fortress Transportation & Infrastructure Investors LLC
6.500%, 10/01/25 (144A)	170,000	174,675

Trucking & Leasing—(Continued)
Fortress Transportation & Infrastructure Investors LLC
6.750%, 03/15/22 (144A)	159,000	166,155

		340,830

Total Corporate Bonds & Notes (Cost $605,236,257)		621,052,121

Floating Rate Loans (i)—8.6%

Aerospace/Defense—0.1%
Atlantic Aviation FBO Inc. Term Loan B, 5.800%, 1M LIBOR + 3.750%, 12/06/25	116,123	117,136
Sequa Mezzanine Holdings LLC 1st Lien Term Loan, 7.187%, 3M LIBOR + 5.000%, 11/28/21	398,820	395,663
Severin Acquisition LLC Term Loan B, 5.459%, 3M LIBOR + 3.250%, 08/01/25	206,440	203,601

		716,400

Airlines—0.1%
WestJet Airlines, Ltd. Term Loan B, 08/06/26 (e)	640,000	645,543

Auto Parts & Equipment—0.1%
Panther BF Aggregator 2 L.P. Term Loan B, 5.544%, 1M LIBOR + 3.500%, 04/30/26	716,141	712,262

Building Materials—0.0%
Advanced Drainage Systems, Inc. Term Loan B, 07/31/26 (e)	55,000	55,309
CPG International, Inc. Term Loan, 3M LIBOR + 3.750%, 05/05/24	87,598	87,489

		142,798

Chemicals—0.3%
Alpha 3 B.V. Term Loan B1, 5.104%, 3M LIBOR + 3.000%, 01/31/24	1,211,210	1,197,887
Ascend Performance Materials Operations LLC
Term Loan B, 08/27/26 (e)	908,000	912,540
Invictus U.S. LLC 2nd Lien Term Loan, 8.896%, 3M LIBOR + 6.750%, 03/30/26	113,750	107,209
Momentive Performance Materials, Inc. Term Loan B, 5.300%, 1M LIBOR + 3.250%,, 05/15/24	177,271	176,329

		2,393,965

Coal—0.1%
CONSOL Energy, Inc. 1st Lien Term Loan B, 6.550%, 1M LIBOR + 4.500%, 09/27/24	447,750	441,034

Commercial Services—1.2%
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 08/30/24	188,747	185,916

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
BidFair MergerRight Inc Term Loan B, 01/23/27 (e)	309,000	$306,296
Dun & Bradstreet Corp. (The) Term Loan, 7.054%, 1M LIBOR + 5.000%, 02/06/26	666,000	671,203
Financial & Risk U.S. Holdings, Inc. Term Loan, 5.794%, 1M LIBOR + 3.750%, 10/01/25	3,950,762	3,976,999
Jaguar Holding Co. II Term Loan, 4.544%, 1M LIBOR + 2.500%,, 08/18/22	157,589	157,923
KAR Auction Services, Inc. Term Loan B6, 1M LIBOR + 2.250%, 09/13/26	121,926	122,879
Verscend Holding Corp. Term Loan B, 6.544%, 1M LIBOR + 4.500%, 08/27/25	2,924,063	2,938,075

		8,359,291

Computers—0.0%
TierPoint LLC 1st Lien Term Loan, 5.794%, 1M LIBOR + 3.750%,, 05/06/24	321,073	299,240

Diversified Financial Services—0.1%
Jefferies Finance LLC 2019 Term Loan, 5.875%, 1M LIBOR + 3.750%,, 06/03/26	422,940	423,469

Electric—0.0%
Calpine Corp. Term Loan B10, 4.544%, 1M LIBOR + 2.500%,, 08/12/26	175,456	176,114

Electrical Components & Equipment—0.2%
Cortes NP Acquisition Corp. Term Loan B, 6.044%, 3M LIBOR + 4.000%, 11/30/23	1,689,772	1,612,153

Entertainment—0.2%
NASCAR Holdings, Inc. Term Loan B, 07/27/26 (e)	408,000	411,410
Stars Group Holdings B.V. (The) Incremental Term Loan, 5.604%, 3M LIBOR + 3.500%, 07/10/25	1,058,439	1,063,976

		1,475,386

Environmental Control—0.1%
GFL Environmental Inc. Term Loan B, 5.044%, 1M LIBOR + 3.000%, 05/30/25	645,882	641,038

Food—0.0%
U.S. Foods, Inc. Term Loan B, 1M LIBOR + 2.000%, 09/13/26	321,000	322,680

Healthcare-Products—0.6%
Athenahealth, Inc. Term Loan B, 6.681%, 3M LIBOR + 4.500%, 02/11/26	1,713,737	1,706,954
Immucor, Inc. Extended Term Loan B, 7.104%, 3M LIBOR + 5.000%, 06/15/21	1,700,879	1,704,068

Healthcare-Products—(Continued)
Sotera Health Holdings LLC Term Loan, 5.044%, 1M LIBOR + 3.000%, 05/15/22	1,510,574	1,494,997

		4,906,019

Healthcare-Services—0.4%
AHP Health Partners, Inc. 2018 Term Loan, 6.544%, 1M LIBOR + 4.500%, 06/30/25	321,925	323,233
Envision Healthcare Corp. 1st Lien Term Loan, 5.794%, 1M LIBOR + 3.750%, 10/10/25	2,079,759	1,701,935
Gentiva Health Services, Inc. 1st Lien Term Loan, 5.813%, 1M LIBOR + 3.750%, 07/02/25	514,163	517,691
Quorum Health Corp. Term Loan B, 9.006%, 1M LIBOR + 6.750%, 04/29/22	407,940	402,501

		2,945,360

Household Products/Wares—0.1%
Diamond (BC) B.V. Term Loan, 5.256%, 1M LIBOR + 3.000%,, 09/06/24	459,830	439,425

Insurance—0.3%
Alliant Holdings Intermediate, LLC Term Loan B, 5.054%, 1M LIBOR + 3.000%, 05/09/25	3,404	3,349
Asurion LLC 2nd Lien Term Loan, 8.544%, 1M LIBOR + 6.500%, 08/04/25	977,000	993,690
Sedgwick Claims Management Services, Inc.
Term Loan B, 5.294%, 1M LIBOR + 3.250%, 12/31/25	858,194	845,965
Term Loan B, 6.044%, 1M LIBOR + 4.000%, 09/03/26	514,710	515,782

		2,358,786

Internet—0.2%
Ascend Learning LLC Term Loan B, 5.044%, 1M LIBOR + 3.000%, 07/12/24	141,120	140,789
Tibco Software, Inc. Term Loan B, 6.070%, 1M LIBOR + 4.000%,, 06/30/26	434,000	435,218
Uber Technologies Term Loan, 6.028%, 1M LIBOR + 4.000%, 04/04/25	984,538	981,153

		1,557,160

Internet Software & Services—0.1%
Flexential Intermediate Corp. Term Loan, 9.382%, 3M LIBOR + 7.250%,, 08/01/25	148,000	108,410
Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 7.104%, 3M LIBOR + 5.000%,, 05/29/26	780,925	708,933

		817,343

Machinery-Diversified—0.2%
Titan Acquisition, Ltd. Term Loan B, 5.044%, 1M LIBOR + 3.000%,, 03/28/25	1,665,853	1,599,219

Media—0.9%
Altice France S.A. Term Loan B13, 6.028%, 1M LIBOR + 4.000%,, 08/14/26	425,952	425,329

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Clear Channel Outdoor Holdings, Inc. Term Loan B, 5.544%, 1M LIBOR + 3.500%, 08/21/26	1,812,000	$1,819,766
Ligado Networks LLC
2nd Lien Term Loan, 14.602%, 1M LIBOR + 1.250%, 12/07/20	1,703,106	632,278
PIK Term Loan, 10.852%, 3M LIBOR + 8.750%, 12/07/20	4,309,715	3,430,534

		6,307,907

Office/Business Equipment—0.5%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.509%, 3M LIBOR + 4.250%, 06/21/24	3,596,428	3,520,004

Oil & Gas—0.2%
BCP Raptor II LLC 1st Lien Term Loan, 6.794%, 1M LIBOR + 4.750%, 11/03/25	162,820	147,352
California Resources Corp. Term Loan, 12.419%, 1M LIBOR + 10.375%, 12/31/21	1,082,070	952,673

		1,100,025

Oil & Gas Services—0.5%
McDermott Technology Americas, Inc. 1st Lien Term Loan, 7.104%, 1M LIBOR + 5.000%, 05/09/25	2,535,864	1,621,543
Pioneer Energy Services Corp. Term Loan, 9.804%, 1M LIBOR + 7.750%, 11/08/22	1,679,000	1,595,050

		3,216,593

Packaging & Containers—0.1%
BWAY Holding Co. Term Loan B, 5.590%, 3M LIBOR + 3.250%, 04/03/24	354,188	347,474
Charter NEX U.S., Inc. Incremental Term Loan, 5.554%, 1M LIBOR + 3.500%,, 05/16/24	180,548	180,961

		528,435

Pharmaceuticals—0.1%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.296%, 1M LIBOR + 4.250%, 04/29/24	507,842	463,152

Pipelines—0.0%
AL Midcoast Holdings, LLC Term Loan B, 7.604%, 3M LIBOR + 5.500%, 07/31/25	100,980	99,591

Retail—0.2%
Neiman Marcus Group, Ltd. LLC Extended Term Loan, 8.057%, 3M LIBOR + 6.000%, 10/25/23	534,793	412,459
SRS Distribution, Inc. 1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 05/23/25	665,124	648,828

		1,061,287

Semiconductors—0.0%
ON Semiconductor Corp. Term Loan B, 09/06/26 (e)	246,458	247,725

Shipbuilding—0.1%
MHI Holdings LLC Term Loan B, 09/18/26 (e)	466,000	466,582

Software—0.6%
Cypress Intermediate Holdings III, Inc. 2nd Lien Term Loan, 8.794%, 1M LIBOR + 6.750%, 04/27/25	81,000	81,844
DigiCert Holdings, Inc. Term Loan B, 08/13/26 (e)	458,000	457,332
Emerald TopCo., Inc. Term Loan, 5.544%, 1M LIBOR + 3.500%,, 07/24/26	768,000	766,320
Infor (U.S.), Inc. Term Loan B6, 4.854%, 3M LIBOR + 2.750%, 02/01/22	296,845	297,550
Kronos, Inc. 2nd Lien Term Loan, 10.503%, 3M LIBOR + 8.250%, 11/01/24	1,310,000	1,334,562
Mitchell International, Inc.
1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 11/29/24	328,654	315,508
2nd Lien Term Loan, 9.294%, 1M LIBOR + 7.250%, 12/01/25	214,667	198,567
Renaissance Holding Corp. 1st Lien Term Loan, 5.294%, 3M LIBOR + 3.250%,, 05/30/25	138,528	136,335
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 4.294%, 1M LIBOR + 2.250%,, 04/16/25	240,093	241,393
SS&C Technologies, Inc. Term Loan B3, 4.294%, 1M LIBOR + 2.250%,, 04/16/25	393,443	395,574
Ultimate Software Group, Inc. (The) Term Loan B, 5.794%, 1M LIBOR + 3.750%,, 05/04/26	189,536	190,744
Veritas Bermuda, Ltd. Term Loan B, 6.544%, 1M LIBOR + 4.500%,, 01/27/23	184,674	174,902

		4,590,631

Telecommunications—1.0%
CenturyLink, Inc. Term Loan B, 4.794%, 1M LIBOR + 2.750%,, 01/31/25	1,163,905	1,157,479
Inmarsat Finance plc Term Loan B, 09/23/26 (e)	1,319,000	1,300,554
Intelsat Jackson Holdings S.A.
Term Loan B3, 5.804%, 1M LIBOR + 3.750%, 11/27/23	205,800	206,417
Term Loan B4, 6.554%, 1M LIBOR + 4.500%, 01/02/24	510,588	518,726
Term Loan B5, 6.625%, 1M LIBOR + 6.625%, 01/02/24	3,399,612	3,467,604
Xplornet Communications, Inc. Term Loan B, 6.104%, 3M LIBOR + 4.000%, 09/09/21	414,299	414,299

		7,065,079

Total Floating Rate Loans (Cost $64,883,840)		61,651,696

Asset-Backed Securities—1.0%

Asset-Backed - Other—1.0%
AIMCO CLO 4.728%, 3M LIBOR + 2.450%, 07/20/29 (144A) (b)	250,000	249,998

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
Allegro CLO, Ltd.
4.428%, 3M LIBOR + 2.150%, 10/21/28 (144A) (b)	250,000	$249,862
Allegro VIII, Ltd. 4.453%, 3M LIBOR + 2.150%, 07/15/31 (144A) (b)	250,000	242,496
ALM, Ltd. 4.503%, 3M LIBOR + 2.200%, 10/15/27 (144A) (b)	250,000	246,048
Anchorage Capital CLO, Ltd. 5.256%, 3M LIBOR + 3.000%, 07/28/28 (144A) (b)	1,000,000	986,526
Apidos CLO 4.128%, 3M LIBOR + 1.850%, 04/20/31 (144A) (b)	500,000	476,853
Atlas Senior Loan Fund X, Ltd. 3.803%, 3M LIBOR + 1.500%, 01/15/31 (144A) (b)	250,000	243,316
Atrium XIV LLC 4.272%, 3M LIBOR + 1.950%, 08/23/30 (144A) (b)	266,000	258,090
Carlyle Global Market Strategies CLO, Ltd.
3.856%, 3M LIBOR + 1.600%, 07/28/28 (144A) (b)	250,000	249,995
4.128%, 3M LIBOR + 1.850%, 04/20/27 (144A) (b)	250,000	246,981
Carlyle U.S. CLO, Ltd.
4.378%, 3M LIBOR + 2.100%, 10/20/27 (144A) (b)	250,000	245,532
4.678%, 3M LIBOR + 2.400%, 07/20/31 (144A) (b)	250,000	249,494
CBAM, Ltd. 4.703%, 3M LIBOR + 2.400%, 10/17/29 (144A) (b)	250,000	246,680
CIFC Funding, Ltd. 4.503%, 3M LIBOR + 2.200%, 10/17/30 (144A) (b)	250,000	248,569
Madison Park Funding, Ltd. 3.959%, 3M LIBOR + 1.700%, 01/23/31 (144A) (b)	250,000	247,339
Neuberger Berman CLO, Ltd. 4.453%, 3M LIBOR + 2.150%, 10/17/27 (144A) (b)	250,000	247,150
Oak Hill Credit Partners Ltd 4.478%, 3M LIBOR + 2.200%, 12/12/30 (144A) (b)	254,000	250,574
Palmer Square CLO, Ltd. 4.402%, 3M LIBOR + 2.250%, 05/21/29 (144A) (b)	250,000	248,842
Regatta VII Funding, Ltd. 4.906%, 3M LIBOR + 2.750%, 12/20/28 (144A) (b)	250,000	240,238
Rockford Tower CLO, Ltd.
4.078%, 3M LIBOR + 1.800%, 10/20/31 (144A) (b)	250,000	248,670
5.367%, 3M LIBOR + 2.750%, 04/20/32 (144A) (b)	334,000	333,307
5.378%, 3M LIBOR + 3.100%, 10/20/31 (144A) (b)	250,000	239,746
6.467%, 3M LIBOR + 3.850%, 04/20/32 (144A) (b)	278,000	276,510
TIAA CLO, Ltd. 3.978%, 3M LIBOR + 1.700%, 01/20/32 (144A) (b)	250,000	245,626

Total Asset-Backed Securities (Cost $7,123,884)		7,018,442

Common Stocks—0.8%

Chemicals—0.2%
Element Solutions, Inc. (j)	202,323	2,059,648

Containers & Packaging—0.1%
Crown Holdings, Inc. (j)	7,232	477,746

Equity Real Estate Investment Trusts—0.1%
Gaming and Leisure Properties, Inc.	19,300	738,032

Hotels, Restaurants & Leisure—0.1%
Stars Group, Inc. (The) (j)	55,136	825,261

Media—0.1%
Clear Channel Outdoor Holdings, Inc. (j)	202,217	509,587

Metals & Mining—0.2%
Constellium SE - Class A (j)	113,844	1,446,957

Total Common Stocks (Cost $6,471,247)		6,057,231

Preferred Stocks—0.6%

Banks—0.5%
GMAC Capital Trust, 7.943%, 3M LIBOR + 5.785%, 02/15/40 (b)	143,228	3,754,006

Media—0.1%
NBCUniversal Enterprise, Inc. , 5.250%, 12/31/49(144A)	255,000	262,650

Total Preferred Stocks (Cost $4,035,664)		4,016,656

Mutual Fund—0.1%

Investment Company Security—0.1%
SPDR S&P Oil & Gas Exploration & Production ETF (Cost $722,323)	27,891	623,643

Convertible Bonds—0.0%

Oil & Gas—0.0%
PDC Energy, Inc. 1.125%, 09/15/21	20,000	18,432

Telecommunications—0.0%
Telecom Italia S.p.A. 1.125%, 03/26/22 (EUR)	100,000	109,487

Total Convertible Bonds (Cost $131,103)		127,919

Escrow Shares—0.0%

Auto Parts & Equipment—0.0%
Lear Corp. (d) (f) (g)	1,395,000	0
Lear Corp. (d) (f) (g)	1,530,000	0

		0

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Escrow Shares—(Continued)

Security Description	Shares/ Principal Amount*	Value

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (d)	489,000	$6,797
Lehman Brothers Holdings, Inc. (d)	1,740,000	24,186

		30,983

Total Escrow Shares (Cost $0)		30,983

Short-Term Investment—1.9%

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $13,760,807; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $14,035,766.	13,760,501	13,760,501

Total Short-Term Investments (Cost $13,760,501)		13,760,501

Securities Lending Reinvestments (k)—3.3%

Certificates of Deposit—0.4%
Canadian Imperial Bank of Commerce 2.180%, FEDEFF PRV + 0.350%, 08/06/20 (b)	1,000,000	1,000,005
Svenska Handelsbanken AB 2.429%, 1M LIBOR + 0.380%, 12/10/19 (b)	1,000,000	1,000,402
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (b)	500,000	500,116

		2,500,523

Commercial Paper—0.1%
Bank of China, Ltd. 2.290%, 12/09/19	497,138	497,724

Repurchase Agreements—2.8%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $2,000,107; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $2,816,243; collateralized by various Common Stock with an aggregate market value of $3,080,000.	2,800,000	2,800,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $2,012,420; collateralized by various Common Stock with an aggregate market value of $2,200,226.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $800,053; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $816,000.	800,000	800,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $800,053; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $816,000.	800,000	800,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $1,417,993; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $1,446,253.	1,417,895	1,417,895
Goldman Sachs & Co. Repurchase Agreement dated 09/30/19 at 2.280%, due on 10/01/19 with a maturity value of $2,000,127; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 02/20/40 - 06/15/58, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $2,000,111; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $2,226,004.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $700,275; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $777,985.	700,000	700,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $1,500,589; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $1,667,111.	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,000,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $500,194; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $555,531.	500,000	500,000

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,601,011; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,888,761.	2,600,000	$2,600,000

		20,117,895

Total Securities Lending Reinvestments (Cost $23,115,700)		23,116,142

Total Purchased Options—0.0% (l) (Cost $2,224)		1,127

Total Investments—103.1% (Cost $725,482,743)		737,456,461
Other assets and liabilities (net)—(3.1)%		(22,249,084)

Net Assets—100.0%		$715,207,377

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $21,550,238 and the collateral received consisted of cash in the amount of $23,115,033. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	This loan will settle after September 30, 2019, at which time the interest rate will be determined.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent less than 0.05% of net assets.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $405,398, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(i)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(j)	Non-income producing security.
(k)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(l)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $435,185,610, which is 60.8% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
NVA Holdings, Inc., 6.875%, 04/01/26	03/14/18	$382,000	$378,838	$405,398
Waterford Gaming LLC / Waterford Gaming Financial Corp., 8.625%, 09/15/49	09/24/07	294,455	294,455	0

				$405,398

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	13,000	BNP	10/03/19	USD	14,237	$66
EUR	301,800	CSI	10/03/19	USD	330,095	1,123
EUR	15,310,000	NWM	10/03/19	USD	16,874,590	186,182
EUR	186,900	NAB	10/03/19	USD	204,422	695
GBP	2,166,000	SCB	10/03/19	USD	2,645,204	(18,111)

Net Unrealized Appreciation						$169,955

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	12/20/19	1	EUR	35,550	$565
STOXX Europe 600 Bank Index Futures	12/20/19	2	EUR	13,110	47

Futures Contracts—Short
Euro-Bobl 5 Year Futures	12/06/19	(1)	EUR	(135,650)	991
United Kingdom Long Gilt Bond Futures	12/27/19	(1)	GBP	(134,240)	(997)

Net Unrealized Appreciation					$606

Purchased Options

Options on Exchange-Traded Futures	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid	Market Value	Unrealized Depreciation
Call - Euro STOXX 50 Index Futures	EUR 3,800.000	12/20/19	11	EUR 110	$2,224	$1,127	$(1,097)

Swap Agreements

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
UPC Holding BV 5.500%, due 01/15/28	(5.000%)	Quarterly	06/20/24	JPMC	0.738%	EUR	60,000	$(12,842)	$(13,412)	$570

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	CBNA	6.269%	EUR	70,000	$(12,645)	$(10,383)	$(2,262)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	BBP	6.269%	EUR	10,000	(1,806)	(1,001)	(805)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	JPMC	6.269%	EUR	30,000	(5,419)	(3,082)	(2,337)
Casino Guichard Perrachon S.A. 1.865%, due 06/13/22	5.000%	Quarterly	06/20/24	CSI	6.499%	EUR	18,769	(1,158)	(1,535)	377
Casino Guichard Perrachon S.A. 1.865%, due 06/13/22	5.000%	Quarterly	06/20/24	CSI	6.499%	EUR	21,231	(1,310)	(1,505)	195
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	1.819%	USD	348,000	(11,054)	(22,575)	11,521
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	06/20/25	BBP	2.904%	USD	225,000	(20,748)	(41,969)	21,221
Chesapeake Energy Corp. 6.625%, due 08/15/20	5.000%	Quarterly	12/20/23	BBP	13.511%	USD	174,000	(39,493)	282	(39,775)
Chesapeake Energy Corp. 6.625%, due 08/15/20	5.000%	Quarterly	12/20/23	BBP	13.511%	USD	216,000	(49,026)	1,762	(50,788)
Garfunkelux Holdco 2 S.A. 11.000%, due 11/01/23	5.000%	Quarterly	06/20/24	CSI	4.694%	EUR	60,000	713	(5,236)	5,949
Garfunkelux Holdco 2 S.A. 11.000%, due 11/01/23	(5.000%)	Quarterly	12/20/24	CSI	4.834%	EUR	20,000	138	(281)	419

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Telecom Italia SpA 3.625%, due 01/19/24	1.000%	Quarterly	06/20/24	CBNA	1.522%	EUR	10,142	$(263)	$(337)	$74
Telecom Italia SpA 3.625%, due 01/19/24	1.000%	Quarterly	06/20/24	CBNA	1.522%	EUR	15,233	(395)	(521)	126
Telecom Italia SpA 3.625%, due 01/19/24	1.000%	Quarterly	06/20/26	CBNA	2.245%	EUR	20,395	(1,689)	(2,927)	1,238
Tesco plc 6.125%, due 02/24/22	1.000%	Quarterly	12/20/23	BBP	0.870%	EUR	100,000	594	190	404
Tesco plc 6.125%, due 02/24/22	1.000%	Quarterly	12/20/25	BBP	1.423%	EUR	100,000	(2,741)	(2,652)	(89)
Virgin Media Finance plc 6.000%, due 10/15/24	5.000%	Quarterly	12/20/26	CSI	1.785%	EUR	40,000	9,364	10,124	(760)

Totals								$(136,938)	$(81,646)	$(55,292)

Cash in the amount of $60,000 has been received at the custodian bank as collateral for OTC swap contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(JPMC)—	JPMorgan Chase Bank N.A.
(NAB)—	National Australia Bank Ltd.
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$1,652,869	$—	$1,652,869
Aerospace/Defense	—	28,203,674	—	28,203,674
Agriculture	—	280,350	—	280,350
Apparel	—	522,160	—	522,160
Auto Manufacturers	—	2,367,077	—	2,367,077
Auto Parts & Equipment	—	7,243,076	—	7,243,076
Banks	—	20,763,313	—	20,763,313
Building Materials	—	4,492,878	—	4,492,878
Chemicals	—	13,882,932	—	13,882,932
Coal	—	1,103,235	—	1,103,235
Commercial Services	—	25,340,239	—	25,340,239
Computers	—	9,633,210	—	9,633,210
Cosmetics/Personal Care	—	343,760	—	343,760
Distribution/Wholesale	—	9,946,671	—	9,946,671
Diversified Financial Services	—	20,754,708	—	20,754,708
Electric	—	16,967,190	—	16,967,190
Electrical Components & Equipment	—	1,071,764	—	1,071,764
Electronics	—	3,903,523	—	3,903,523
Energy-Alternate Sources	—	1,786,326	—	1,786,326
Engineering & Construction	—	2,262,981	—	2,262,981
Entertainment	—	14,258,142	0	14,258,142
Environmental Control	—	5,053,938	—	5,053,938
Food	—	11,800,896	—	11,800,896
Food Service	—	1,987,778	—	1,987,778
Hand/Machine Tools	—	1,877,359	—	1,877,359
Healthcare-Products	—	14,104,758	—	14,104,758
Healthcare-Services	—	37,010,887	—	37,010,887
Home Builders	—	8,649,864	—	8,649,864
Home Furnishings	—	14,595	—	14,595
Household Products/Wares	—	407,140	—	407,140
Insurance	—	8,522,792	—	8,522,792
Internet	—	10,637,171	—	10,637,171
Investment Company	—	2,508,000	—	2,508,000
Iron/Steel	—	1,452,668	—	1,452,668
Leisure Time	—	3,541,931	—	3,541,931
Lodging	—	8,080,520	—	8,080,520
Machinery-Construction & Mining	—	4,016,452	—	4,016,452
Machinery-Diversified	—	5,056,485	—	5,056,485
Media	—	56,934,417	—	56,934,417
Metal Fabricate/Hardware	—	1,262,817	—	1,262,817
Mining	—	16,714,372	—	16,714,372
Miscellaneous Manufacturing	—	1,103,836	—	1,103,836

BHFTI-78

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Office/Business Equipment	$—	$1,361,414	$—	$1,361,414
Oil & Gas	—	39,360,166	—	39,360,166
Oil & Gas Services	—	2,294,053	—	2,294,053
Packaging & Containers	—	17,904,076	—	17,904,076
Pharmaceuticals	—	17,814,104	—	17,814,104
Pipelines	—	20,377,462	—	20,377,462
Real Estate	—	2,961,223	0	2,961,223
Real Estate Investment Trusts	—	19,289,390	—	19,289,390
Retail	—	20,373,908	—	20,373,908
Semiconductors	—	1,337,153	—	1,337,153
Software	—	33,709,178	—	33,709,178
Storage/Warehousing	—	1,390,500	—	1,390,500
Telecommunications	—	53,381,151	—	53,381,151
Toys/Games/Hobbies	—	1,594,376	—	1,594,376
Transportation	—	44,383	—	44,383
Trucking & Leasing	—	340,830	—	340,830
Total Corporate Bonds & Notes	—	621,052,121	0	621,052,121
Total Floating Rate Loans*	—	61,651,696	—	61,651,696
Total Asset-Backed Securities*	—	7,018,442	—	7,018,442
Total Common Stocks*	6,057,231	—	—	6,057,231
Preferred Stocks
Banks	3,754,006	—	—	3,754,006
Media	—	262,650	—	262,650
Total Preferred Stocks	3,754,006	262,650	—	4,016,656
Total Mutual Fund*	623,643	—	—	623,643
Total Convertible Bonds*	—	127,919	—	127,919
Escrow Shares
Auto Parts & Equipment	—	—	0	0
Diversified Financial Services	—	30,983	—	30,983
Total Escrow Shares	—	30,983	0	30,983
Total Short-Term Investment*	—	13,760,501	—	13,760,501
Total Securities Lending Reinvestments*	—	23,116,142	—	23,116,142
Purchased Options at Value	1,127	—	—	1,127
Total Investments	$10,436,007	$727,020,454	$0	$737,456,461

Collateral for Securities Loaned (Liability)	$—	$(23,115,033)	$—	$(23,115,033)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$188,066	$—	$188,066
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(18,111)	—	(18,111)
Total Forward Contracts	$—	$169,955	$—	$169,955
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,603	$—	$—	$1,603
Futures Contracts (Unrealized Depreciation)	(997)	—	—	(997)
Total Futures Contracts	$606	$—	$—	$606
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$10,809	$—	$10,809
OTC Swap Contracts at Value (Liabilities)	—	(160,589)	—	(160,589)
Total OTC Swap Contracts	$—	$(149,780)	$—	$(149,780)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

BHFTI-79

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	5,713,904	$69,081,105
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,611,110	63,477,748
Brighthouse Small Cap Value Portfolio (Class A) (b)	2,518,353	36,314,644
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	2,701,957	27,938,231
Brighthouse/Artisan International Portfolio (Class A) (b)	5,522,251	65,107,336
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	75,235	16,333,553
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	7,262,847	79,310,291
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	2,639,092	89,412,446
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	4,367,393	60,837,788
Clarion Global Real Estate Portfolio (Class A) (b)	3,894,543	49,188,073
ClearBridge Aggressive Growth Portfolio (Class A) (b)	6,455,110	100,247,861
Frontier Mid Cap Growth Portfolio (Class A) (a)	460,627	16,062,064
Harris Oakmark International Portfolio (Class A) (b)	7,209,377	88,242,775
Invesco Comstock Portfolio (Class A) (b)	7,814,749	101,357,292
Invesco Global Equity Portfolio (Class A) (b)	1,935,617	39,815,638
Invesco Small Cap Growth Portfolio (Class A) (b)	2,345,208	28,212,852
Jennison Growth Portfolio (Class A) (a)	6,595,891	95,904,262
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,328,731	32,299,498
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	2,742,057	34,961,222
MFS Research International Portfolio (Class A) (b)	4,131,822	49,044,731
MFS Value Portfolio (Class A) (a)	6,915,116	106,216,177

Affiliated Investment Companies—(Continued)
Morgan Stanley Discovery Portfolio (Class A) (b)	357,520	7,243,359
Neuberger Berman Genesis Portfolio (Class A) (a)	950,123	18,603,400
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (b) (c)	2,913,633	27,184,194
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,607,025	96,010,394
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	3,349,175	98,164,324
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	1,528,389	16,109,216
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,072,514	24,110,117
Van Eck Global Natural Resources Portfolio (Class A) (a)	5,858,781	46,225,783
Victory Sycamore Mid Cap Value Portfolio (Class A) (b)	455,105	8,191,894
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,356,576	16,319,609

Total Mutual Funds (Cost $1,611,357,230)		1,607,527,877

Total Investments—100.0% (Cost $1,611,357,230)		1,607,527,877
Other assets and liabilities (net)—0.0%		(543,740)

Net Assets—100.0%		$1,606,984,137

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,607,527,877	$—	$—	$1,607,527,877
Total Investments	$1,607,527,877	$—	$—	$1,607,527,877

BHFTI-80

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—69.7% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—69.7%
AB International Bond Portfolio (Class A) (a) (b)	19,579,707	$204,607,933
Baillie Gifford International Stock Portfolio (Class A) (c)	25,492,374	308,202,797
BlackRock Bond Income Portfolio (Class A) (c)	7,452,730	807,205,203
BlackRock Capital Appreciation Portfolio (Class A) (c)	1,256,696	49,513,828
BlackRock High Yield Portfolio (Class A) (a)	15,573,899	118,984,589
Brighthouse Small Cap Value Portfolio (Class A) (a)	8,445,471	121,783,687
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	7,689,140	79,505,704
Brighthouse/Artisan International Portfolio (Class A) (a)	20,478,297	241,439,117
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (c)	804,165	174,584,143
Brighthouse/Dimensional International Small Company Portfolio (Class A) (c)	14,473,299	158,048,427
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	17,314,277	174,181,623
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	30,651,766	291,804,809
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	21,821,594	204,031,904
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (c)	1,725,354	58,454,978
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,210,547	58,652,916
Clarion Global Real Estate Portfolio (Class A) (a)	8,533,019	107,772,024
ClearBridge Aggressive Growth Portfolio (Class A) (a)	2,585,900	40,159,024
Frontier Mid Cap Growth Portfolio (Class A) (b) (c)	4,377,370	152,638,884
Harris Oakmark International Portfolio (Class A) (a)	34,489,369	422,149,881
Invesco Comstock Portfolio (Class A) (a)	3,075,067	39,883,615
Invesco Global Equity Portfolio (Class A) (a)	5,628,942	115,787,338
Invesco Small Cap Growth Portfolio (Class A) (a) (b)	8,044,128	96,770,861
Jennison Growth Portfolio (Class A) (c)	4,174,547	60,697,915
JPMorgan Core Bond Portfolio (Class A) (a)	48,888,156	507,459,060
JPMorgan Small Cap Value Portfolio (Class A) (a)	7,191,057	99,739,966
MFS Research International Portfolio (Class A) (a)	25,085,056	297,759,616
MFS Value Portfolio (Class A) (c)	3,258,101	50,044,438
Morgan Stanley Discovery Portfolio (Class A) (a) (b)	2,563,861	51,943,823
Neuberger Berman Genesis Portfolio (Class A) (c)	4,204,217	82,318,567
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	23,828,602	236,379,733
PIMCO Total Return Portfolio (Class A) (a)	54,463,992	654,657,181
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a) (b)	8,391,754	78,295,065
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	1,422,764	41,701,223
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	11,149,400	117,514,672
T. Rowe Price Small Cap Growth Portfolio (Class A) (c)	5,467,084	122,900,044
TCW Core Fixed Income Portfolio (Class A) (a)	61,238,224	641,164,203
Van Eck Global Natural Resources Portfolio (Class A) (c)	19,731,713	155,683,216
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	14,813,301	178,204,012
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (c)	29,037,156	392,291,973
Western Asset Management U.S. Government Portfolio (Class A) (c)	35,140,502	414,657,920

Total Mutual Funds (Cost $8,290,229,226)		8,209,575,912

U.S. Treasury & Government Agencies—27.8%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—4.0%
Fannie Mae Pool
2.920%, 03/01/35	2,950,000	3,013,203
3.180%, 07/01/35	2,726,333	2,903,887
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.176%, 11/25/28	6,531,706	6,936,619
Ginnie Mae II 30 Yr. Pool 4.000%, TBA (d)	110,000,000	114,370,899
Uniform Mortgage-Backed Securities
3.500%, TBA (d)	215,000,000	220,622,753
4.000%, TBA (d)	115,000,000	119,406,836

		467,254,197

Federal Agencies—1.6%
Federal Home Loan Mortgage Corp.
2.375%, 01/13/22	10,500,000	10,664,561
6.250%, 07/15/32	30,000,000	44,302,596
Federal National Mortgage Association
1.875%, 09/24/26	36,006,000	36,429,792
6.625%, 11/15/30	19,200,000	28,125,001
Residual Funding Corp. Principal Strip
Zero Coupon, 10/15/19	24,600,000	24,581,471
Zero Coupon, 07/15/20	18,900,000	18,615,915
Zero Coupon, 04/15/30	19,500,000	15,564,368
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,805,990
4.250%, 09/15/65	10,000,000	13,848,849

		193,938,543

U.S. Treasury—22.2%
U.S. Treasury Bonds
2.750%, 08/15/42	29,400,000	33,037,102
2.750%, 11/15/42	196,000,000	220,094,219
2.875%, 05/15/43	126,000,000	144,560,391
2.875%, 08/15/45 (e)	51,300,000	59,159,320
2.875%, 11/15/46 (e)	114,100,000	132,124,234
3.000%, 11/15/44	96,000,000	112,841,250
3.000%, 02/15/47	96,900,000	114,955,195
3.000%, 02/15/49 (e)	218,000,000	260,135,313
3.125%, 02/15/42	93,900,000	112,027,102
3.125%, 02/15/43	89,700,000	107,054,847
3.375%, 05/15/44	99,895,000	124,521,459
3.625%, 08/15/43	25,200,000	32,523,750
4.250%, 11/15/40 (e)	177,700,000	246,780,875
4.375%, 05/15/40	31,300,000	44,052,305
4.375%, 05/15/41	51,000,000	72,137,109
4.625%, 02/15/40	113,700,000	164,682,903
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/45 (e) (f)	3,922,200	4,124,336
2.000%, 01/15/26 (e) (f)	4,911,956	5,454,904
3.625%, 04/15/28 (e) (f)	6,344,920	8,146,182
U.S. Treasury Note 2.750%, 08/31/23 (e) (g)	590,000,000	616,365,625

		2,614,778,421

Total U.S. Treasury & Government Agencies (Cost $2,951,423,667)		3,275,971,161

BHFTI-81

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—1.3%

Security Description	Principal Amount*	Value

Agriculture—0.1%
Philip Morris International, Inc. 6.375%, 05/16/38	5,000,000	$6,881,019

Banks—1.1%
Bank of America Corp. 3.419%, 3M LIBOR + 1.040%, 12/20/28 (h)	10,000,000	10,434,163
Bank of New York Mellon Corp. (The) 4.950%, 3M LIBOR + 3.420%, 06/20/20 (h)	6,800,000	6,834,000
Citigroup, Inc. 3.887%, 3M LIBOR + 1.563%, 01/10/28 (h)	10,000,000	10,701,353
Cooperatieve Rabobank UA 3.375%, 05/21/25	5,000,000	5,316,805
Goldman Sachs Group, Inc. (The) 3.750%, 02/25/26	19,500,000	20,631,302
HSBC Holdings plc
4.300%, 03/08/26	20,000,000	21,657,606
5.250%, 03/14/44	3,000,000	3,715,215
JPMorgan Chase & Co.
3.220%, 3M LIBOR + 1.155%, 03/01/25 (h)	19,900,000	20,613,106
6.125%, 3M LIBOR + 3.330%, 04/30/24 (h)	3,000,000	3,250,710
Mizuho Financial Group, Inc. 2.632%, 04/12/21 (144A)	5,200,000	5,222,020
Morgan Stanley 3.591%, 3M LIBOR + 1.340%, 07/22/28 (h)	10,000,000	10,547,724
Wells Fargo & Co. 5.900%, 3M LIBOR + 3.110%, 06/15/24 (h)	8,600,000	9,231,563

		128,155,567

Biotechnology—0.0%
Amgen, Inc. 2.700%, 05/01/22	3,300,000	3,348,890

Electric—0.0%
Ohio Power Co. 5.375%, 10/01/21	949,000	1,007,335

Insurance—0.0%
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	4,047,079

Pharmaceuticals—0.1%
Allergan Sales LLC 4.875%, 02/15/21 (144A)	5,000,000	5,139,053

Telecommunications—0.0%
AT&T, Inc. 4.800%, 06/15/44	3,000,000	3,326,986

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,769,000	2,943,617

Total Corporate Bonds & Notes (Cost $145,548,361)		154,849,546

Mortgage-Backed Securities—0.2%
Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust 3.953%, 09/15/37 (144A)	20,000,000	21,414,734

Total Mortgage-Backed Securities (Cost $20,599,840)		21,414,734

Municipals—0.0%
Los Angeles Community College District, Build America Bond 6.750%, 08/01/49	400,000	669,200
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	2,345,788

Total Municipals (Cost $2,512,922)		3,014,988

Short-Term Investments—8.4%

Repurchase Agreements—8.4%
Barclays Capital Inc. Repurchase Agreement dated 09/30/19, at 2.780%, due on 10/01/19 with a maturity value of $28,702,216; collateralized by U.S. Treasury Note at 2.625%, maturing 03/31/25, with a market value of $28,941,370.	28,700,000	28,700,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 09/30/19, at 2.080%, due on 10/02/19 with a maturity value of $100,005,778; collateralized by U.S. Treasury Inflation Indexed Notes at 0.125%, maturing 04/15/21, with a market value of $101,970,019.	100,000,000	100,000,000
Repurchase Agreement dated 09/30/19, at 2.800%, due on 10/01/19 with a maturity value of $402,831,329; collateralized by U.S. Treasury Bond at 4.375%, maturing 05/15/40, with a market value of $411,904,532.	402,800,000	402,800,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $10,090,978; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/21, with a market value of $10,297,184.	10,090,754	10,090,754
JPMorgan Securities LLC
Repurchase Agreement dated 09/30/19, at 2.080%, due on 10/02/19 with a maturity value of $345,019,933; collateralized by U.S. Treasury Note at 3.000%, maturing 09/30/25, with a market value of $353,470,750.	345,000,000	345,000,000
Repurchase Agreement dated 09/30/19, at 2.500%, due on 10/01/19 with a maturity value of $18,001,250; collateralized by U.S. Treasury Note at 2.625%, maturing 08/15/20, with a market value of $18,181,800.	18,000,000	18,000,000
Repurchase Agreement dated 09/30/19, at 2.750%, due on 10/01/19 with a maturity value of $86,306,592; collateralized by U.S. Treasury Note at 2.625%, maturing 08/15/20, and U.S. Treasury Inflation Indexed Note at 0.500%, maturing 01/15/28, with an aggregate market value of $88,490,276.	86,300,000	86,300,000

Total Short-Term Investments (Cost $990,890,754)		990,890,754

Total Investments—107.4% (Cost $12,401,204,770)		12,655,717,095
Other assets and liabilities (net)—(7.4)%		(867,663,844)

Net Assets—100.0%		$11,788,053,251

BHFTI-82

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	Non-income producing security.
(c)	A Portfolio of Brighthouse Funds Trust II.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $209,251,951.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $35,822,886, which is 0.3% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	20,900,000	UBSA	10/02/19	USD	194,193	$(898)

Contracts to Deliver
JPY	20,900,000	UBSA	10/02/19	USD	198,104	4,810
JPY	20,900,000	UBSA	11/05/19	USD	194,636	912

Net Unrealized Appreciation						$4,824

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
S&P 500 Index E-Mini Futures	12/20/19	31,905	USD	4,751,452,125	$(43,224,248)

Glossary of Abbreviations

Counterparties

(UBSA)—	UBS AG

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(CMO)—	Collateralized Mortgage Obligation

BHFTI-83

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$8,209,575,912	$—	$—	$8,209,575,912
Total U.S. Treasury & Government Agencies*	—	3,275,971,161	—	3,275,971,161
Total Corporate Bonds & Notes*	—	154,849,546	—	154,849,546
Total Mortgage-Backed Securities*	—	21,414,734	—	21,414,734
Total Municipals*	—	3,014,988	—	3,014,988
Total Short-Term Investments*	—	990,890,754	—	990,890,754
Total Investments	$8,209,575,912	$4,446,141,183	$—	$12,655,717,095

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,722	$—	$5,722
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(898)	—	(898)
Total Forward Contracts	$—	$4,824	$—	$4,824
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(43,224,248)	$—	$—	$(43,224,248)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-84

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Parsons Corp. (a)	104,510	$3,446,740

Auto Components—0.1%
Standard Motor Products, Inc.	29,900	1,451,645

Banks—16.5%
Associated Banc-Corp.	281,696	5,704,344
Bank of NT Butterfield & Son, Ltd. (The)	68,900	2,042,196
Community Bank System, Inc. (b)	47,078	2,904,242
CVB Financial Corp. (b)	119,154	2,486,744
East West Bancorp, Inc.	256,500	11,360,385
First Citizens BancShares, Inc. - Class A	17,970	8,473,753
First Financial Bancorp	214,000	5,237,650
First Hawaiian, Inc.	438,376	11,704,639
First Interstate BancSystem, Inc. - Class A	100,100	4,028,024
First Midwest Bancorp, Inc.	222,600	4,336,248
FNB Corp.	571,900	6,594,007
Great Western Bancorp, Inc.	180,700	5,963,100
Hancock Whitney Corp. (b)	380,960	14,588,863
Iberiabank Corp.	68,354	5,163,461
LegacyTexas Financial Group, Inc.	58,627	2,552,033
NBT Bancorp, Inc. (b)	105,900	3,874,881
Prosperity Bancshares, Inc.	58,700	4,145,981
Renasant Corp. (b)	174,880	6,122,549
S&T Bancorp, Inc.	76,000	2,776,280
South State Corp. (b)	71,072	5,351,722
UMB Financial Corp.	157,758	10,188,012
Umpqua Holdings Corp.	356,100	5,861,406
Valley National Bancorp (b)	490,500	5,331,735
Webster Financial Corp.	160,800	7,536,696
WesBanco, Inc.	102,700	3,837,899
Western Alliance Bancorp	124,000	5,713,920

		153,880,770

Beverages—0.4%
Cott Corp.	326,664	4,073,500

Building Products—2.5%
CSW Industrials, Inc.	124,684	8,606,936
Griffon Corp. (b)	118,701	2,489,160
Quanex Building Products Corp. (b)	181,709	3,285,299
Simpson Manufacturing Co., Inc. (b)	130,626	9,061,526

		23,442,921

Capital Markets—3.1%
Apollo Investment Corp. (b)	215,739	3,471,241
Artisan Partners Asset Management, Inc. - Class A (b)	152,123	4,295,954
GlassBridge Enterprises, Inc. (a)	572	28,600
Legg Mason, Inc.	98,000	3,742,620
Main Street Capital Corp. (b)	68,000	2,938,280
New Mountain Finance Corp. (b)	293,596	4,001,713
Stifel Financial Corp.	134,500	7,717,610
Westwood Holdings Group, Inc.	99,535	2,754,133

		28,950,151

Chemicals—4.2%
Element Solutions, Inc. (a)	162,993	$1,659,269
Ferro Corp. (a)	181,500	2,152,590
HB Fuller Co. (b)	106,500	4,958,640
Innospec, Inc.	126,837	11,306,250
Olin Corp. (b)	268,600	5,028,192
PolyOne Corp.	149,972	4,896,586
PQ Group Holdings, Inc. (a)	111,038	1,769,946
Scotts Miracle-Gro Co. (The)	36,300	3,696,066
Sensient Technologies Corp. (b)	50,656	3,477,534

		38,945,073

Commercial Services & Supplies—3.1%
ACCO Brands Corp.	223,010	2,201,109
Deluxe Corp. (b)	130,148	6,398,076
Ennis, Inc. (b)	186,688	3,772,964
Healthcare Services Group, Inc.	70,637	1,715,773
Knoll, Inc.	147,952	3,750,583
UniFirst Corp.	29,500	5,756,040
Viad Corp.	81,423	5,467,554

		29,062,099

Communications Equipment—1.1%
CommScope Holding Co., Inc. (a) (b)	125,890	1,480,466
NETGEAR, Inc. (a) (b)	90,331	2,910,465
NetScout Systems, Inc. (a)	104,590	2,411,845
Viavi Solutions, Inc. (a)	225,700	3,160,929

		9,963,705

Construction & Engineering—1.7%
MasTec, Inc. (a) (b)	204,275	13,263,576
Primoris Services Corp.	149,300	2,927,773

		16,191,349

Construction Materials—1.5%
Eagle Materials, Inc.	154,034	13,864,600

Containers & Packaging—1.4%
Berry Global Group, Inc. (a)	142,603	5,600,020
Silgan Holdings, Inc.	249,275	7,486,974

		13,086,994

Distributors—0.2%
Core-Mark Holding Co., Inc.	72,199	2,318,671

Diversified Consumer Services—0.5%
Franchise Group, Inc. (a)	47,228	562,013
Service Corp. International (b)	79,100	3,781,771

		4,343,784

Diversified Financial Services—0.2%
Jefferies Financial Group, Inc.	124,477	2,290,377

Electric Utilities—2.8%
ALLETE, Inc.	50,000	4,370,500

BHFTI-85

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
El Paso Electric Co.	75,100	$5,037,708
Hawaiian Electric Industries, Inc. (b)	191,066	8,714,520
IDACORP, Inc.	68,610	7,730,289

		25,853,017

Electrical Equipment—1.5%
Atkore International Group, Inc. (a)	400,450	12,153,657
EnerSys	25,488	1,680,679

		13,834,336

Electronic Equipment, Instruments & Components—3.6%
AVX Corp. (b)	208,898	3,175,250
Badger Meter, Inc. (b)	45,192	2,426,811
Belden, Inc. (b)	61,104	3,259,287
Coherent, Inc. (a)	16,100	2,474,892
Flex, Ltd. (a)	321,200	3,361,358
Littelfuse, Inc. (b)	6,320	1,120,599
Novanta, Inc. (a)	64,982	5,310,329
Tech Data Corp. (a)	48,676	5,073,986
TTM Technologies, Inc. (a) (b)	264,076	3,220,407
Vishay Intertechnology, Inc.	280,000	4,740,400

		34,163,319

Energy Equipment & Services—1.7%
C&J Energy Services, Inc. (a)	109,482	1,174,742
Dril-Quip, Inc. (a)	55,400	2,779,972
Forum Energy Technologies, Inc. (a)	390,424	605,157
Helix Energy Solutions Group, Inc. (a)	347,500	2,800,850
Oil States International, Inc. (a)	108,175	1,438,728
Patterson-UTI Energy, Inc. (b)	644,306	5,508,816
TETRA Technologies, Inc. (a)	330,822	664,952
Valaris plc (a) (b)	182,218	876,469

		15,849,686

Entertainment—0.5%
Cinemark Holdings, Inc. (b)	114,200	4,412,688

Equity Real Estate Investment Trusts—5.9%
Acadia Realty Trust	141,518	4,044,585
Brandywine Realty Trust	353,300	5,352,495
Highwoods Properties, Inc.	108,100	4,858,014
Lexington Realty Trust	423,600	4,341,900
Life Storage, Inc.	43,300	4,564,253
Outfront Media, Inc.	273,300	7,592,274
Pebblebrook Hotel Trust	176,581	4,912,483
RPT Realty (b)	234,900	3,182,895
Spirit Realty Capital, Inc. (b)	96,200	4,604,132
Summit Hotel Properties, Inc. (b)	266,200	3,087,920
Washington Real Estate Investment Trust	322,747	8,830,358

		55,371,309

Food & Staples Retailing—0.7%
BJ’s Wholesale Club Holdings, Inc. (a)	129,710	3,355,598
Performance Food Group Co. (a)	79,386	3,652,550

		7,008,148

Food Products—3.3%
Hostess Brands, Inc. (a) (b)	313,761	4,387,948
J&J Snack Foods Corp. (b)	67,271	12,916,032
Nomad Foods, Ltd. (a)	434,453	8,906,286
TreeHouse Foods, Inc. (a) (b)	79,669	4,417,646

		30,627,912

Gas Utilities—1.1%
South Jersey Industries, Inc.	109,200	3,593,772
Southwest Gas Holdings, Inc.	73,800	6,718,752

		10,312,524

Health Care Equipment & Supplies—1.3%
Avanos Medical, Inc. (a)	163,542	6,126,283
ICU Medical, Inc. (a)	10,629	1,696,389
Merit Medical Systems, Inc. (a) (b)	12,100	368,566
STERIS plc	25,500	3,684,495

		11,875,733

Health Care Providers & Services—0.4%
Hanger, Inc. (a)	84,041	1,712,756
Premier, Inc. - Class A (a) (b)	78,856	2,280,515

		3,993,271

Hotels, Restaurants & Leisure—4.6%
Cheesecake Factory, Inc. (The) (b)	69,500	2,896,760
Choice Hotels International, Inc. (b)	65,200	5,800,192
Cracker Barrel Old Country Store, Inc. (b)	20,900	3,399,385
Denny’s Corp. (a)	454,725	10,351,815
Dine Brands Global, Inc.	132,968	10,086,952
International Speedway Corp. - Class A	40,600	1,827,406
Jack in the Box, Inc. (b)	15,641	1,425,208
Texas Roadhouse, Inc. (b)	46,300	2,431,676
Wendy’s Co. (The)	231,763	4,630,625

		42,850,019

Household Durables—1.7%
Helen of Troy, Ltd. (a)	46,326	7,303,757
KB Home	116,200	3,950,800
Meritage Homes Corp. (a) (b)	67,500	4,748,625

		16,003,182

Household Products—1.5%
Central Garden and Pet Co. (Voting Shares) (a) (b)	120,846	3,532,329
Central Garden and Pet Co. (Non-Voting Shares) (a) (b)	134,588	3,731,452
Spectrum Brands Holdings, Inc.	123,897	6,531,846

		13,795,627

Insurance—5.1%
American Equity Investment Life Holding Co.	213,800	5,173,960
CNO Financial Group, Inc.	93,938	1,487,038
Enstar Group, Ltd. (a) (b)	24,055	4,568,525
Hanover Insurance Group, Inc. (The)	88,194	11,953,815
Kemper Corp.	11,124	867,116
ProAssurance Corp.	153,862	6,196,023

BHFTI-86

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Selective Insurance Group, Inc.	103,090	$7,751,337
Stewart Information Services Corp.	125,359	4,862,676
White Mountains Insurance Group, Ltd.	4,314	4,659,120

		47,519,610

IT Services—0.6%
MAXIMUS, Inc.	32,650	2,522,539
Sykes Enterprises, Inc. (a)	115,618	3,542,535

		6,065,074

Machinery—6.1%
Alamo Group, Inc. (b)	8,227	968,482
Altra Industrial Motion Corp.	149,200	4,132,094
Barnes Group, Inc.	80,000	4,123,200
Douglas Dynamics, Inc.	118,475	5,280,431
Franklin Electric Co., Inc.	189,115	9,041,588
Hillenbrand, Inc. (b)	124,425	3,842,244
ITT, Inc.	152,900	9,355,951
Kadant, Inc. (b)	44,781	3,931,324
Mueller Industries, Inc. (b)	361,366	10,363,977
NN, Inc. (b)	132,904	947,605
Rexnord Corp. (a)	107,800	2,915,990
TriMas Corp. (a)	54,467	1,669,414

		56,572,300

Marine—0.2%
Kirby Corp. (a)	29,200	2,399,072

Media—0.8%
AH Belo Corp. - Class A	276,728	1,037,730
Cable One, Inc.	3,600	4,516,920
New Media Investment Group, Inc. (b)	186,636	1,644,263

		7,198,913

Metals & Mining—0.4%
Compass Minerals International, Inc. (b)	53,602	3,027,977
Mayville Engineering Co., Inc. (a)	34,098	449,753

		3,477,730

Mortgage Real Estate Investment Trusts—1.2%
Apollo Commercial Real Estate Finance, Inc. (b)	218,602	4,190,600
Invesco Mortgage Capital, Inc.	124,640	1,908,238
New York Mortgage Trust, Inc.	283,478	1,726,381
Two Harbors Investment Corp. (b)	282,065	3,703,514

		11,528,733

Multi-Utilities—0.7%
Black Hills Corp.	82,600	6,337,898

Oil, Gas & Consumable Fuels—2.5%
Berry Petroleum Corp. (b)	154,019	1,441,618
Callon Petroleum Co. (a) (b)	812,981	3,528,338
Delek U.S. Holdings, Inc. (b)	119,200	4,326,960
Magnolia Oil & Gas Corp. - Class A (a) (b)	150,714	1,672,925

Oil, Gas & Consumable Fuels—(Continued)
Oasis Petroleum, Inc. (a)	454,400	1,572,224
QEP Resources, Inc. (b)	493,116	1,824,529
SM Energy Co.	266,100	2,578,509
WPX Energy, Inc. (a) (b)	580,965	6,152,419

		23,097,522

Paper & Forest Products—2.1%
Louisiana-Pacific Corp.	158,000	3,883,640
Neenah, Inc.	161,267	10,501,707
Schweitzer-Mauduit International, Inc. (b)	137,613	5,152,231

		19,537,578

Pharmaceuticals—0.8%
Catalent, Inc. (a) (b)	63,100	3,007,346
Prestige Consumer Healthcare, Inc. (a) (b)	122,172	4,238,147

		7,245,493

Professional Services—0.4%
Korn Ferry	93,012	3,593,984

Road & Rail—0.9%
Saia, Inc. (a)	37,800	3,541,860
Werner Enterprises, Inc. (b)	136,100	4,804,330

		8,346,190

Semiconductors & Semiconductor Equipment—3.5%
Brooks Automation, Inc. (b)	89,401	3,310,519
Cabot Microelectronics Corp. (b)	45,524	6,428,444
Cirrus Logic, Inc. (a)	59,900	3,209,442
DSP Group, Inc. (a)	96,546	1,359,850
MaxLinear, Inc. (a) (b)	96,800	2,166,384
ON Semiconductor Corp. (a)	252,500	4,850,525
Teradyne, Inc.	132,300	7,661,493
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	189,600	3,647,904

		32,634,561

Software—0.6%
ACI Worldwide, Inc. (a)	73,870	2,313,978
BlackBerry, Ltd. (a)	53,311	279,883
Cision, Ltd. (a)	133,798	1,028,906
Verint Systems, Inc. (a)	42,269	1,808,268

		5,431,035

Specialty Retail—0.9%
American Eagle Outfitters, Inc.	49,918	809,670
Asbury Automotive Group, Inc. (a)	32,200	3,295,026
Caleres, Inc. (b)	109,500	2,563,395
Urban Outfitters, Inc. (a) (b)	51,736	1,453,264

		8,121,355

Technology Hardware, Storage & Peripherals—0.7%
NCR Corp. (a)	202,062	6,377,077

BHFTI-87

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—1.4%
Delta Apparel, Inc. (a)	87,627	$2,081,141
Steven Madden, Ltd. (b)	217,864	7,797,353
Wolverine World Wide, Inc.	108,600	3,069,036

		12,947,530

Thrifts & Mortgage Finance—0.3%
United Financial Bancorp, Inc.	199,773	2,722,906

Trading Companies & Distributors—0.8%
Aircastle, Ltd.	82,956	1,860,703
H&E Equipment Services, Inc.	122,300	3,529,578
WESCO International, Inc. (a)	40,900	1,953,793

		7,344,074

Total Common Stocks (Cost $826,862,523)		909,761,785

Preferred Stock—0.1%

Industrial Conglomerates—0.1%
Steel Partners Holdings L.P., 6.000%, 02/07/26 (Cost $1,172,026)	61,496	1,301,870

Rights—0.0%

Chemicals—0.0%
A. Schulman, Inc. (a) (Cost $55,091)	127,232	55,091

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $21,042,133; collateralized by U.S. Treasury Notes with rates ranging from 1.625% - 2.625%, maturity dates ranging from 06/15/21 - 06/30/21, and an aggregate market value of $21,469,966.	21,041,665	21,041,665

Total Short-Term Investments (Cost $21,041,665)		21,041,665

Securities Lending Reinvestments (c)—14.8%

Certificates of Deposit—6.5%
ABN AMRO Bank NV 2.120%, 01/10/20	1,000,000	1,000,160
Banco Del Estado De Chile New York 2.206%, 1M LIBOR + 0.160%, 11/22/19 (d)	2,000,000	1,999,890

Certificates of Deposit—(Continued)
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (d)	2,000,000	2,000,422
2.070%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	1,000,068
2.150%, 1M LIBOR + 0.100%, 10/11/19 (d)	2,000,000	1,999,964
2.210%, FEDEFF PRV + 0.380%, 09/09/20 (d)	1,000,000	999,996
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	4,000,000	3,998,232
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (d)	2,000,000	1,998,604
Canadian Imperial Bank of Commerce 2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	1,000,005
China Construction Bank Corp. 2.470%, 10/18/19	2,000,000	2,000,254
Cooperative Rabobank UA
2.439%, 3M LIBOR + 0.150%, 01/08/20 (d)	1,500,000	1,500,029
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	2,000,000	2,000,286
Credit Industriel et Commercial 2.227%, 1M LIBOR + 0.160%, 03/05/20 (d)	2,000,000	1,999,498
Credit Suisse AG
2.219%, 1M LIBOR + 0.130%, 11/04/19 (d)	2,000,000	1,999,840
2.240%, 1M LIBOR + 0.140%, 10/02/19 (d)	3,000,000	3,000,000
DNB Bank ASA 2.020%, 03/10/20	1,000,000	999,786
DZ Bank AG
Zero Coupon, 10/18/19	1,987,960	1,997,900
Zero Coupon, 11/18/19	994,301	997,180
Zero Coupon, 03/10/20	989,594	990,790
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/18/19	1,988,577	1,994,360
Mizuho Bank, Ltd. 2.174%, 1M LIBOR + 0.120%, 11/27/19 (d)	4,000,000	3,999,924
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (d)	2,000,000	1,999,794
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (d)	1,000,000	999,840
Natixis New York 2.453%, 3M LIBOR + 0.150%, 10/15/19 (d)	1,000,000	1,000,126
Standard Chartered Bank
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (d)	5,000,000	4,999,975
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (d)	1,000,000	999,994
Sumitomo Mitsui Banking Corp. 2.172%, 1M LIBOR + 0.130%, 12/09/19 (d)	2,000,000	1,999,740
Sumitomo Mitsui Trust Bank, Ltd. 2.184%, 1M LIBOR + 0.140%, 11/20/19 (d)	1,500,000	1,499,970
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,998,020
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (d)	2,000,000	1,999,060
2.429%, 1M LIBOR + 0.380%, 12/10/19 (d)	1,000,000	1,000,402
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	3,000,000	2,999,989

		60,974,098

BHFTI-88

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—1.8%
Bank of China, Ltd. 2.470%, 10/11/19	994,099	$999,289
China Construction Bank Corp. 2.500%, 10/01/19	1,000,000	1,000,008
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	3,000,000	3,000,486
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (d)	1,000,000	1,000,557
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	1,000,000	1,000,028
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (d)	3,002,544	3,002,745
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	2,000,000	1,999,744
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (d)	1,000,000	1,000,149
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (d)	4,000,000	4,000,000

		17,003,006

Repurchase Agreements—6.5%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $2,000,107; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $2,011,602; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $5,031,050; collateralized by various Common Stock with an aggregate market value of $5,500,565.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $2,004,219; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,700,113; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,734,001.	1,700,000	1,700,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $2,726,205; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $2,780,537.	2,726,016	2,726,016

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $2,023,963; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $2,195,337.	2,000,000	2,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $2,000,111; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $2,226,004.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $3,001,178; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $3,334,222.	3,000,000	3,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $11,000,718; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $11,220,000.	11,000,000	11,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $6,300,345; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $6,999,690.	6,300,000	6,300,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $9,000,495; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $9,999,557.	9,000,000	9,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,000,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $5,802,256; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $6,444,159.	5,800,000	5,800,000

BHFTI-89

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $900,350; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $999,956.	900,000	$900,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $4,001,556; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $4,444,248.	4,000,000	4,000,000

		60,426,016

Total Securities Lending Reinvestments (Cost $138,405,022)		138,403,120

Total Investments—114.7% (Cost $987,536,327)		1,070,563,531
Other assets and liabilities (net)—(14.7)%		(137,603,591)

Net Assets—100.0%		$932,959,940

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $135,039,003 and the collateral received consisted of cash in the amount of $138,356,606 and non-cash collateral with a value of $25,828. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$909,761,785	$—	$—	$909,761,785
Total Preferred Stock*	1,301,870	—	—	1,301,870
Total Rights*	—	55,091	—	55,091
Total Short-Term Investment*	—	21,041,665	—	21,041,665
Total Securities Lending Reinvestments*	—	138,403,120	—	138,403,120
Total Investments	$911,063,655	$159,499,876	$—	$1,070,563,531

Collateral for Securities Loaned (Liability)	$—	$(138,356,606)	$—	$(138,356,606)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-90

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—92.1% of Net Assets

Security Description	Shares	Value

Brazil—10.8%
Ambev S.A.	3,132,300	$14,512,034
Banco Bradesco S.A. (ADR)	3,840,308	31,260,107
BRF S.A. (a)	792,768	7,288,593
Lojas Renner S.A.	1,194,105	14,504,742
Multiplan Empreendimentos Imobiliarios S.A.	1,519,911	10,553,540
Vale S.A. (ADR) (a)	1,896,900	21,814,350

		99,933,366

Chile—0.9%
Banco Santander Chile (ADR)	293,100	8,206,800

China—28.2%
58.com, Inc. (ADR) (a)	196,407	9,684,829
Autohome, Inc. (ADR) (a) (b)	167,667	13,938,158
Budweiser Brewing Co. APAC, Ltd. (144A) (a)	1,814,500	6,505,410
China International Travel Service Corp., Ltd. - Class A	1,347,598	17,585,155
China Mobile, Ltd.	1,458,000	12,100,303
China Resources Land, Ltd.	4,994,000	20,820,884
Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	1,212,485	5,537,418
Huazhu Group, Ltd. (ADR) (b)	331,452	10,944,545
Kweichow Moutai Co., Ltd. - Class A	104,067	16,777,672
Midea Group Co., Ltd. - Class A	1,290,099	9,290,569
Ping An Insurance Group Co. of China, Ltd. - Class H	3,240,000	37,495,569
Prosus NV (a)	119,256	8,754,363
Shanghai International Airport Co., Ltd. - Class A	1,166,922	13,088,856
Sunny Optical Technology Group Co., Ltd.	561,600	8,377,165
Tencent Holdings, Ltd.	1,269,800	53,889,927
Wuxi Biologics Cayman, Inc. (a)	788,500	8,057,809
Yum China Holdings, Inc.	155,594	7,068,635

		259,917,267

Hong Kong—4.9%
AIA Group, Ltd.	2,622,600	24,608,273
Hang Lung Group, Ltd.	2,339,000	5,842,433
Hang Lung Properties, Ltd.	1,212,000	2,754,885
Hong Kong Exchanges and Clearing, Ltd.	400,690	11,827,231

		45,032,822

India—14.8%
Hero MotoCorp, Ltd.	85,943	3,263,372
Hindustan Unilever, Ltd.	475,451	13,322,831
Housing Development Finance Corp., Ltd.	1,355,785	37,851,597
ITC, Ltd.	4,354,317	15,946,357
Kotak Mahindra Bank, Ltd.	923,431	21,394,411
SBI Life Insurance Co., Ltd.	729,645	8,691,334
Tata Consultancy Services, Ltd.	578,536	17,114,400
UltraTech Cement, Ltd.	298,663	18,322,949

		135,907,251

Indonesia—5.7%
Astra International Tbk PT	37,647,700	17,548,116
Bank Central Asia Tbk PT	8,491,700	18,163,387
Bank Rakyat Indonesia Persero Tbk PT	27,614,400	8,019,416
Indocement Tunggal Prakarsa Tbk PT	6,657,600	8,809,415

		52,540,334

Luxembourg—1.1%
Tenaris S.A. (ADR)	480,000	10,166,400

Macau—1.2%
Sands China, Ltd.	2,378,000	10,857,530

Mexico—5.1%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	208,877	19,128,955
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	680,300	10,372,386
Grupo Financiero Banorte S.A.B. de C.V. - Class O	3,179,932	17,138,825

		46,640,166

Netherlands—0.6%
ASML Holding NV	20,700	5,137,780

Philippines—3.2%
Ayala Land, Inc.	20,353,640	19,429,248
Bank of the Philippine Islands	5,454,802	9,789,229

		29,218,477

Russia—3.0%
Lukoil PJSC (ADR)	79,443	6,572,319
Novatek PJSC	482,780	9,799,057
Sberbank of Russia PJSC	3,270,788	11,493,406

		27,864,782

South Africa—3.0%
Massmart Holdings, Ltd.	413,068	1,196,137
MTN Group, Ltd.	1,366,800	8,694,147
Naspers, Ltd. - N Shares	119,256	18,118,171

		28,008,455

South Korea—1.6%
LG Chem, Ltd.	59,328	14,799,189

Taiwan—5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,848,000	51,517,577

Thailand—1.4%
Siam Cement PCL (The)	941,350	12,557,489

Turkey—1.0%
BIM Birlesik Magazalar A/S	1,113,970	9,702,273

Total Common Stocks (Cost $722,656,722)		848,007,958

Preferred Stocks—7.3%

Brazil—1.5%
Petroleo Brasileiro S.A.	2,046,330	13,568,488

South Korea—5.8%
Samsung Electronics Co., Ltd.	1,628,150	53,509,683

Total Preferred Stocks (Cost $53,721,996)		67,078,171

BHFTI-91

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Short-Term Investment—1.1%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $10,214,998; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $10,421,139.	10,214,771	$10,214,771

Total Short-Term Investments (Cost $10,214,771)		10,214,771

Securities Lending Reinvestments (c)—2.6%

Repurchase Agreements—2.6%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $2,000,107; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,300,087; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,326,001.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,200,080; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $5,246,972; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $5,351,541.	5,246,608	5,246,608
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $401,629; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $409,641.	401,609	401,609
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,500,083; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,669,503.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $2,500,982; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $2,778,519.	2,500,000	2,500,000

Repurchase Agreements—(Continued)
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $5,000,326; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $3,100,170; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,444,292.	3,100,000	3,100,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $700,272; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $777,743.	700,000	700,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $900,350; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $999,956.	900,000	900,000

		23,848,217

Total Securities Lending Reinvestments (Cost $23,848,217)		23,848,217

Total Investments—103.1% (Cost $810,441,706)		949,149,117
Other assets and liabilities (net)—(3.1)%		(28,205,449)

Net Assets—100.0%		$920,943,668

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $22,901,387 and the collateral received consisted of cash in the amount of $23,848,217. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $6,505,410, which is 0.7% of net assets.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-92

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Ten Largest Industries as of September 30, 2019 (Unaudited)	% of Net Assets
Banks	13.6
Interactive Media & Services	8.4
Insurance	7.7
Real Estate Management & Development	6.5
Beverages	6.2
Semiconductors & Semiconductor Equipment	6.2
Technology Hardware, Storage & Peripherals	5.8
Hotels, Restaurants & Leisure	5.0
Construction Materials	4.3
Thrifts & Mortgage Finance	4.1

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$99,933,366	$—	$—	$99,933,366
Chile	8,206,800	—	—	8,206,800
China	56,895,940	203,021,327	—	259,917,267
Hong Kong	—	45,032,822	—	45,032,822
India	—	135,907,251	—	135,907,251
Indonesia	—	52,540,334	—	52,540,334
Luxembourg	10,166,400	—	—	10,166,400
Macau	—	10,857,530	—	10,857,530
Mexico	46,640,166	—	—	46,640,166
Netherlands	—	5,137,780	—	5,137,780
Philippines	—	29,218,477	—	29,218,477
Russia	6,572,319	21,292,463	—	27,864,782
South Africa	—	28,008,455	—	28,008,455
South Korea	—	14,799,189	—	14,799,189
Taiwan	—	51,517,577	—	51,517,577
Thailand	12,557,489	—	—	12,557,489
Turkey	—	9,702,273	—	9,702,273
Total Common Stocks	240,972,480	607,035,478	—	848,007,958
Preferred Stocks
Brazil	13,568,488	—	—	13,568,488
South Korea	—	53,509,683	—	53,509,683
Total Preferred Stocks	13,568,488	53,509,683	—	67,078,171
Total Short-Term Investment*	—	10,214,771	—	10,214,771
Total Securities Lending Reinvestments*	—	23,848,217	—	23,848,217
Total Investments	$254,540,968	$694,608,149	$—	$949,149,117

Collateral for Securities Loaned (Liability)	$—	$(23,848,217)	$—	$(23,848,217)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-93

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—93.2% of Net Assets

Security Description	Shares	Value

Brazil—2.8%
B3 S.A. - Brasil Bolsa Balcao	528,719	$5,551,934
Petrobras Distribuidora S.A. (144A)	485,800	3,218,829
Petroleo Brasileiro S.A. (ADR) (a)	1,642,473	23,766,585

		32,537,348

Canada—1.4%
Canadian National Railway Co.	97,899	8,797,204
Dollarama, Inc.	135,071	4,835,580
TMX Group, Ltd.	31,900	2,753,101

		16,385,885

China—0.3%
ANTA Sports Products, Ltd.	442,000	3,660,408

Denmark—3.2%
Carlsberg A/S - Class B	18,222	2,696,084
DSV A/S	12,241	1,165,990
Genmab A/S (b)	124,223	25,249,731
Novo Nordisk A/S - Class B	147,757	7,629,437

		36,741,242

France—14.4%
Air Liquide S.A.	322,936	46,012,899
Airbus SE	334,537	43,501,600
Amundi S.A.	131,393	9,172,047
BNP Paribas S.A.	443,346	21,616,123
Eiffage S.A. (144A)	140,828	14,609,707
Safran S.A.	69,595	10,971,053
Schneider Electric SE	50,420	4,421,857
Vinci S.A.	164,363	17,716,386

		168,021,672

Germany—19.0%
Allianz SE	124,849	29,114,274
Beiersdorf AG	53,965	6,367,295
Deutsche Boerse AG	458,600	71,688,772
Deutsche Post AG	1,011,981	33,802,455
SAP SE	60,177	7,074,675
Symrise AG	128,207	12,460,212
Wirecard AG	376,095	60,105,221

		220,612,904

Hong Kong—3.7%
AIA Group, Ltd.	4,592,372	43,090,958

Ireland—0.8%
Amarin Corp. plc (ADR) (a) (b)	623,187	9,447,515

Israel—0.6%
Nice, Ltd. (ADR) (b)	51,003	7,334,231

Italy—3.4%
Assicurazioni Generali S.p.A.	953,354	18,488,282

Italy—(Continued)
Intesa Sanpaolo S.p.A.	8,647,869	20,530,070

		39,018,352

Japan—4.5%
Daiichi Sankyo Co., Ltd.	74,000	4,666,818
Nippon Shinyaku Co., Ltd.	267,800	22,638,592
Recruit Holdings Co., Ltd. (144A)	190,310	5,816,758
Taiyo Nippon Sanso Corp.	957,300	19,436,603

		52,558,771

Macau—0.6%
Wynn Macau, Ltd.	3,718,000	7,310,017

Netherlands—4.7%
Adyen NV (144A) (b)	15,145	9,985,950
ING Groep NV	2,671,320	28,002,465
Koninklijke DSM NV	139,576	16,789,727

		54,778,142

Russia—0.5%
MMC Norilsk Nickel PJSC (ADR)	232,479	5,950,058

Sweden—0.6%
Hennes & Mauritz AB - B Shares	342,331	6,643,497

Switzerland—8.2%
Idorsia, Ltd. (144A) (a) (b)	223,451	5,492,745
Lonza Group AG (b)	52,992	17,931,721
Nestle S.A.	457,626	49,640,564
Novartis AG	162,892	14,141,518
UBS Group AG (b)	706,960	8,036,838

		95,243,386

United Kingdom—10.9%
AVEVA Group plc	211,730	9,630,435
Diageo plc	354,344	14,499,810
Experian plc	457,046	14,601,984
Linde plc (b)	394,299	76,466,659
London Stock Exchange Group plc	27,944	2,509,543
RELX plc	411,362	9,759,817

		127,468,248

United States—13.6%
Alphabet, Inc. - Class A (b)	10,937	13,355,608
Alphabet, Inc. - Class C (b)	10,753	13,107,907
Amazon.com, Inc. (b)	13,912	24,149,980
Aon plc	197,140	38,160,390
Intercontinental Exchange, Inc.	155,765	14,372,436
Medtronic plc	303,364	32,951,398
Willis Towers Watson plc	114,929	22,177,849

		158,275,568

Total Common Stocks (Cost $901,909,771)		1,085,078,202

BHFTI-94

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Preferred Stock—2.2%

Security Description	Shares/ Principal Amount*	Value

Brazil—2.2%
Petroleo Brasileiro S.A. (Cost $23,788,616)	3,853,987	$25,554,421

Equity Linked Security—2.0%

United Kingdom—2.0%
Ryanair Holdings plc (HSBC Bank plc), Expires 10/29/19 (b) (c) (Cost $27,286,791)	2,007,545	23,095,653

Short-Term Investment—2.6%

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $30,149,430; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $30,756,107.	30,148,760	30,148,760

Total Short-Term Investments (Cost $30,148,760)		30,148,760

Securities Lending Reinvestments (d)—0.8%

Repurchase Agreements—0.8%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $2,000,107; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $500,033; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $500,033; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $1,631,578; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $1,664,095.	1,631,465	1,631,465
Goldman Sachs & Co. Repurchase Agreement dated 09/30/19 at 2.280%, due on 10/01/19 with a maturity value of $1,000,063; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 02/20/40 - 06/15/58, and an aggregate market value of $1,020,000.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $600,033; collateralized by U.S. Treasury and Foreign Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $667,801.	600,000	600,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $2,000,131; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $1,400,077; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,555,487.	1,400,000	1,400,000

		9,631,465

Total Securities Lending Reinvestments (Cost $9,631,465)		9,631,465

Total Investments—100.8% (Cost $992,765,403)		1,173,508,501
Other assets and liabilities (net)—(0.8)%		(9,472,478)

Net Assets—100.0%		$1,164,036,023

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $9,925,913 and the collateral received consisted of cash in the amount of $9,631,465 and non-cash collateral with a value of $539,915. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $39,123,989, which is 3.4% of net assets.
(ADR)—	American Depositary Receipt

BHFTI-95

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Ten Largest Industries as of September 30, 2019 (Unaudited)	% of Net Assets
Chemicals	14.7
Insurance	13.0
Capital Markets	9.8
Banks	8.0
IT Services	6.0
Aerospace & Defense	4.7
Food Products	4.3
Oil, Gas & Consumable Fuels	4.2
Pharmaceuticals	4.2
Biotechnology	3.5

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$32,537,348	$—	$—	$32,537,348
Canada	16,385,885	—	—	16,385,885
China	—	3,660,408	—	3,660,408
Denmark	—	36,741,242	—	36,741,242
France	—	168,021,672	—	168,021,672
Germany	—	220,612,904	—	220,612,904
Hong Kong	—	43,090,958	—	43,090,958
Ireland	9,447,515	—	—	9,447,515
Israel	7,334,231	—	—	7,334,231
Italy	—	39,018,352	—	39,018,352
Japan	—	52,558,771	—	52,558,771
Macau	—	7,310,017	—	7,310,017
Netherlands	—	54,778,142	—	54,778,142
Russia	—	5,950,058	—	5,950,058
Sweden	—	6,643,497	—	6,643,497
Switzerland	—	95,243,386	—	95,243,386
United Kingdom	—	127,468,248	—	127,468,248
United States	158,275,568	—	—	158,275,568
Total Common Stocks	223,980,547	861,097,655	—	1,085,078,202
Total Preferred Stock*	25,554,421	—	—	25,554,421
Total Equity Linked Security*	—	23,095,653	—	23,095,653
Total Short-Term Investment*	—	30,148,760	—	30,148,760
Total Securities Lending Reinvestments*	—	9,631,465	—	9,631,465
Total Investments	$249,534,968	$923,973,533	$—	$1,173,508,501

Collateral for Securities Loaned (Liability)	$—	$(9,631,465)	$—	$(9,631,465)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (a)—92.9% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.9%
AppLovin Corp. Term Loan B, 5.794%, 1M LIBOR + 3.750%, 08/15/25	4,031,155	$4,034,513
J.D. Power & Associates 1st Lien Term Loan, 5.794%, 1M LIBOR + 3.750%, 09/07/23	947,776	950,146
Red Ventures LLC Term Loan B, 5.044%, 1M LIBOR + 3.000%, 11/08/24	1,329,716	1,336,988
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 6.044%, 1M LIBOR + 4.000%, 12/19/23	954,240	899,371

		7,221,018

Aerospace/Defense—1.4%
Flying Fortress, Inc. Term Loan B, 3.854%, 3M LIBOR + 1.750%, 10/30/22	2,001,389	2,009,787
TransDigm, Inc.
Term Loan F, 4.544%, 1M LIBOR + 2.500%, 06/09/23	4,940,381	4,937,679
Term Loan G, 4.544%, 1M LIBOR + 2.500%, 08/22/24	1,675,780	1,672,113
Wesco Aircraft Hardware Corp. Term Loan A, 5.050%, 1M LIBOR + 3.000%, 11/30/20	1,317,500	1,317,500
WP CPP Holdings LLC Term Loan, 6.010%, 3M LIBOR + 3.750%, 04/30/25	644,435	646,247

		10,583,326

Auto Components—1.0%
American Axle & Manufacturing, Inc. Term Loan B, 4.322%, 3M LIBOR + 2.250%, 04/06/24	2,396,554	2,353,323
CS Intermediate Holdco 2 LLC Term Loan B, 4.044%, 1M LIBOR + 2.000%, 11/02/23	1,274,169	1,226,388
Dayco Products LLC Term Loan B, 6.374%, 3M LIBOR + 4.250%, 05/19/23	977,500	887,081
Tenneco, Inc. Term Loan B, 5.044%, 1M LIBOR + 3.000%, 10/01/25	3,300,063	3,109,279

		7,576,071

Auto Parts & Equipment—1.5%
Adient U.S. LLC Term Loan B, 6.781%, 3M LIBOR + 4.250%, 05/06/24	623,438	615,385
Belron Finance U.S. LLC Term Loan B, 4.459%, 3M LIBOR + 2.250%, 11/07/24	515,813	518,056
DexKo Global, Inc. Term Loan, 5.544%, 1M LIBOR + 3.500%, 07/24/24	1,763,853	1,746,215
Garrett LX III S.a r.l. Term Loan B, 4.600%, 3M LIBOR + 2.500%, 09/27/25	247,500	245,953
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 4.060%, 1M LIBOR + 2.000%, 03/07/25	2,433,333	2,400,634
L&W, Inc. Term Loan B, 6.044%, 1M LIBOR + 4.000%, 05/22/25	740,625	718,406
Panther BF Aggregator 2 L.P. Term Loan B, 5.544%, 1M LIBOR + 3.500%, 04/30/26	4,175,000	4,152,384
TI Group Automotive Systems LLC Term Loan, 4.544%, 1M LIBOR + 2.500%, 06/30/22	1,270,254	1,264,491

		11,661,524

Automobiles—0.1%
Thor Industries, Inc.
Term Loan B, 5.875%, 1M LIBOR + 3.750%, 02/01/26	981,875	959,782

Banks—0.0%
AI Alpine AT Bidco GmbH Term Loan B, 4.805%, 3M LIBOR + 2.750%, 10/31/25	198,500	194,282

Beverages—0.3%
Arterra Wines Canada, Inc. Term Loan B1, 4.914%, 3M LIBOR + 2.750%, 12/15/23	320,063	320,263
Flavors Holdings, Inc. 1st Lien Term Loan, 7.854%, 3M LIBOR + 5.750%, 04/03/20	578,857	535,443
Jacobs Douwe Egberts International B.V. Term Loan B, 4.125%, 1M LIBOR + 2.000%, 11/01/25	1,353,959	1,359,867

		2,215,573

Building Materials—1.5%
APi Group DE, Inc. Term Loan B, 10/01/26 (b)	1,300,000	1,306,500
CPG International, Inc. Term Loan, 5.933%, 3M LIBOR + 3.750%, 05/05/24	1,900,109	1,897,733
Henry Co. LLC Term Loan B, 6.044%, 1M LIBOR + 4.000%, 10/05/23	389,982	390,795
NCI Building Systems, Inc. Term Loan, 5.789%, 1M LIBOR + 3.750%, 04/12/25	692,982	679,412
Polar US Borrower, LLC 1st Lien Term Loan, 7.058%, 3M LIBOR + 4.750%, 10/15/25	968,311	942,869
Quikrete Holdings, Inc. 1st Lien Term Loan, 4.794%, 1M LIBOR + 2.750%, 11/15/23	4,311,043	4,298,020
Summit Materials Cos. I LLC Term Loan B, 4.044%, 1M LIBOR + 2.000%, 11/21/24	1,572,000	1,576,912
Tank Holding Corp. Term Loan B, 6.516%, 3M LIBOR + 4.000%, 03/26/26	425,000	426,416

		11,518,657

Building Products—0.0%
Advanced Drainage Systems, Inc. Term Loan B, 09/19/26 (b)	300,000	301,688

Capital Markets—1.0%
Donnelley Financial Solutions, Inc. Term Loan B, 5.039%, 1M LIBOR + 3.000%, 10/02/23	108,750	108,886
EIG Management Co. LLC Term Loan B, 5.794%, 1M LIBOR + 3.750%, 02/22/25	246,250	247,173
Greenhill & Co., Inc. Term Loan B, 5.278%, 1M LIBOR + 3.250%, 04/12/24	999,375	993,129
Guggenheim Partners LLC Term Loan, 4.794%, 1M LIBOR + 2.750%, 07/21/23	5,191,521	5,137,009
Sheridan Investment Partners II L.P.
Term Loan B, 4.250%, 3M LIBOR + 3.500%, 12/16/20	792,949	416,298
Term Loan M, 4.250%, 3M LIBOR + 3.500%, 12/16/20	36,114	18,960
DIP New Money Term Loan, 9.057%, 1M LIBOR + 7.000%, 03/17/20 (c) (d) (e)	85,053	85,095
Virtus Investment Partners, Inc. Term Loan, 4.339%, 1M LIBOR + 2.250%, 06/01/24	535,457	537,689

		7,544,239

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—5.0%
Alpha 3 B.V. Term Loan B1, 5.104%, 3M LIBOR + 3.000%, 01/31/24	1,603,097	$1,585,463
Aruba Investments, Inc. Term Loan B, 5.354%, 3M LIBOR + 3.250%, 02/02/22	288,679	287,597
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 3.854%, 3M LIBOR + 1.750%, 06/01/24	3,273,648	3,280,041
Clearwater Paper Corp. Term Loan B, 5.313%, 1M LIBOR + 3.250%, 07/26/26	300,000	301,875
Emerald Performance Materials LLC 1st Lien Term Loan, 5.544%, 1M LIBOR + 3.500%, 08/01/21	471,566	472,057
Ferro Corp.
Term Loan B1, 4.354%, 3M LIBOR + 2.250%, 02/14/24	390,060	390,852
Term Loan B2, 4.354%, 3M LIBOR + 2.250%, 02/14/24	311,122	311,754
Term Loan B3, 4.354%, 3M LIBOR + 2.250%, 02/14/24	304,503	305,121
Flint Group GmbH Term Loan C, 5.283%, 3M LIBOR + 3.000%, 09/07/21	134,767	114,440
Flint Group U.S. LLC 1st Lien Term Loan B2, 5.283%, 3M LIBOR + 3.000%, 09/07/21	815,232	692,269
Gemini HDPE LLC Term Loan B, 4.756%, 3M LIBOR + 2.500%, 08/07/24	1,780,442	1,782,668
GrafTech Finance, Inc. Term Loan B, 5.544%, 1M LIBOR + 3.500%, 02/12/25	2,459,514	2,399,052
HB Fuller Co. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 10/20/24	1,603,256	1,599,678
Hexion Inc USD Exit Term Loan, 5.820%, 3M LIBOR + 3.500%, 07/01/26	1,670,812	1,670,812
INEOS Enterprises Holdings U.S. Finco LLC USD Term Loan B, 6.124%, 3M LIBOR + 4.000%, 07/25/26	225,000	226,125
Ineos U.S. Finance LLC Term Loan B, 4.044%, 2M LIBOR + 2.000%, 03/31/24	3,070,313	3,049,204
Invictus U.S. LLC 1st Lien Term Loan, 5.146%, 2M LIBOR + 3.000%, 03/28/25	242,876	231,795
Kraton Polymers LLC Term Loan, 4.544%, 1M LIBOR + 2.500%, 03/05/25	843,338	843,127
LTI Holdings, Inc.
1st Lien Term Loan, 5.544%, 1M LIBOR + 3.500%, 09/06/25	1,239,485	1,175,961
Term Loan, 6.794%, 1M LIBOR + 4.750%, 07/24/26	175,000	171,063
Messer Industries GmbH Term Loan, 4.604%, 3M LIBOR + 2.500%, 03/01/26	1,916,622	1,914,425
Minerals Technologies, Inc. Term Loan B, 4.315%, 1M LIBOR + 2.250%, 02/14/24	896,314	900,049
Momentive Performance Materials, Inc. Term Loan B, 5.300%, 1M LIBOR + 3.250%,, 05/15/24	2,394,000	2,381,283
Orion Engineered Carbons GmbH Term Loan B, 4.104%, 3M LIBOR + 2.000%, 07/25/24	453,110	449,145
Platform Specialty Products Corp. Term Loan, 4.294%, 1M LIBOR + 2.250%, 01/30/26	595,500	598,292
Spectrum Holdings III Corp. 1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 01/31/25	537,810	475,962
Starfruit Finco B.V Term Loan B, 5.292%, 1M LIBOR + 3.250%, 10/01/25	3,110,622	3,053,268
Tata Chemicals North America, Inc. Term Loan B, 4.875%, 3M LIBOR + 2.750%, 08/07/20	840,404	841,455

Chemicals—(Continued)
Tronox Finance LLC Term Loan B, 4.817%, 1M LIBOR + 2.750%, 09/23/24	2,876,977	2,880,213
Univar, Inc. Term Loan B, 4.294%, 1M LIBOR + 2.250%, 07/01/24	2,638,384	2,649,455
Venator Materials Corp.
Term Loan B, 5.044%, 1M LIBOR + 3.000%, 08/08/24	833,000	820,505
Versum Materials, Inc. Term Loan, 4.104%, 3M LIBOR + 2.000%, 09/29/23	582,000	583,212

		38,438,218

Coal—0.1%
Murray Energy Corp. Term Loan B2, 9.354%, 3M LIBOR + 7.250%, 10/17/22 (h)	1,868,647	742,787

Commercial Services—3.9%
Acosta Holdco, Inc. Term Loan, 7.250%, 1M LIBOR + 2.250%, 09/26/21	1,449,399	465,257
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 08/30/24	661,500	651,578
Allied Universal Holdco LLC
Delayed Draw Term Loan, 2.125%, 3M LIBOR + 4.250%, 07/10/26 (c)	231,982	232,610
Term Loan B, 6.507%, 6M LIBOR + 4.250%, 07/10/26	2,343,018	2,349,363
ASGN, Inc. Term Loan B2, 4.044%, 1M LIBOR + 2.000%, 04/02/25	454,775	456,717
BidFair MergerRight Inc Term Loan B, 01/23/27 (b)	600,000	594,750
Ceridian HCM Holding Inc. Term Loan B, 5.046%, 1M LIBOR + 3.000%, 04/30/25	1,361,250	1,366,567
EAB Global, Inc. 1st Lien Term Loan, 6.381%, 3M LIBOR + 3.750%, 11/15/24	1,403,625	1,389,589
Ensemble RCM, LLC Term Loan, 6.003%, 3M LIBOR + 3.750%, 08/03/26	450,000	451,125
Financial & Risk U.S. Holdings, Inc. Term Loan, 5.794%, 1M LIBOR + 3.750%, 10/01/25	1,042,125	1,049,046
Garda World Security Corp. Term Loan, 5.637%, 3M LIBOR + 3.500%, 05/24/24	1,820,894	1,823,853
Hertz Corp. (The) Term Loan B, 4.800%, 1M LIBOR + 2.750%, 06/30/23	971,188	972,199
IPC Corp. Term Loan B, 6.760%, 3M LIBOR + 4.500%, 08/06/21	880,630	735,326
Jaguar Holding Co. II Term Loan, 4.544%, 1M LIBOR + 2.500%,, 08/18/22	5,526,836	5,538,580
KAR Auction Services, Inc. Term Loan B6, 4.313%, 1M LIBOR + 2.250%, 09/13/26	550,000	554,297
Live Nation Entertainment, Inc. Term Loan B3, 3.688%, 1M LIBOR + 1.750%, 10/31/23	1,578,136	1,586,685
Monitronics International, Inc. Takeback Term Loan, 8.604%, 3M LIBOR + 6.500%, 03/29/24	1,308,110	1,214,362
Parexel International Corp. Term Loan B, 4.794%, 1M LIBOR + 2.750%, 09/27/24	2,185,791	2,081,966
Ping Identity Corp. Term Loan B, 5.794%, 1M LIBOR + 3.750%, 01/24/25	269,523	269,523

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 05/01/25	424,917	$425,005
Prime Security Services Borrower LLC Term Loan B1, 5.210%, 1W LIBOR + 3.250%, 09/23/26	2,582,314	2,556,029
Prometric Holdings, Inc. 1st Lien Term Loan, 5.050%, 1M LIBOR + 3.000%, 01/29/25	270,889	267,503
Restaurant Technologies, Inc. 1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 10/01/25	198,500	198,872
ServiceMaster Co. Term Loan B, 4.544%, 1M LIBOR + 2.500%, 11/08/23	298,390	300,628
SGS Cayman L.P.
Term Loan B, 7.479%, 3M LIBOR + 5.375%, 04/23/21	192,836	191,309
United Rentals North America, Inc. Term Loan B, 3.794%, 1M LIBOR + 1.750%, 10/31/25	816,750	821,600
Verscend Holding Corp. Term Loan B, 6.544%, 1M LIBOR + 4.500%, 08/27/25	1,410,750	1,417,510

		29,961,849

Commercial Services & Supplies—0.5%
IRI Holdings, Inc. 1st Lien Term Loan, 6.624%, 3M LIBOR + 4.500%, 12/01/25	3,027,125	2,916,130
LSC Communications, Inc. Term Loan B, 7.445%, 1W LIBOR + 5.500%, 09/30/22	728,500	613,761

		3,529,891

Communications Equipment—0.2%
Plantronics, Inc. Term Loan B, 4.544%, 1M LIBOR + 2.500%, 07/02/25	1,146,813	1,146,455
Vungle, Inc. Term Loan B, 09/19/26 (b)	600,000	594,750

		1,741,205

Computers—1.7%
Avast Software B.V. Term Loan B, 4.354%, 3M LIBOR + 2.250%, 09/30/23	675,361	680,057
Exact Merger Sub LLC 1st Lien Term Loan, 6.354%, 3M LIBOR + 4.250%, 09/27/24	713,500	712,385
Harland Clarke Holdings Corp. Term Loan B7, 6.854%, 3M LIBOR + 4.750%, 11/03/23	881,187	695,508
Lumentum Holdings 1st Lien Term Loan, 4.544%, 1M LIBOR + 2.500%, 12/10/25	545,875	548,604
MTS Systems Corp. Term Loan B, 5.310%, 1M LIBOR + 3.250%, 07/05/23	490,876	492,104
SkillSoft Corp. 1st Lien Term Loan, 6.946%, 6M LIBOR + 4.750%, 04/28/21	3,833,766	3,102,157
Tempo Acquisition LLC Term Loan, 5.044%, 1M LIBOR + 3.000%, 05/01/24	1,803,886	1,811,553
Verifone Systems, Inc. 1st Lien Term Loan, 6.136%, 3M LIBOR + 4.000%, 08/20/25	2,834,100	2,717,194
Western Digital Corp. Term Loan B4, 3.862%, 3M LIBOR + 1.750%, 04/29/23	2,169,972	2,168,803

		12,928,365

Construction Materials—0.1%
Belfor Holdings Inc. Term Loan B, 6.044%, 1M LIBOR + 4.000%, 04/06/26	448,875	451,681

Distribution/Wholesale—0.1%
Beacon Roofing Supply, Inc. Term Loan B, 4.294%, 1M LIBOR + 2.250%, 01/02/25	541,750	541,227
IAA, Inc. Term Loan B, 4.313%, 1M LIBOR + 2.250%, 06/28/26	517,125	521,637
Wastequip LLC 1st Lien Term Loan, 5.544%, 1M LIBOR + 3.500%, 03/20/25	123,125	122,509

		1,185,373

Distributors—0.4%
American Builders & Contractors Supply Co., Inc.
Term Loan B, 4.044%, 1M LIBOR + 2.000%, 10/31/23	3,417,400	3,419,747
PFS Holding Corp. 1st Lien Term Loan, 5.540%, 1M LIBOR + 3.500%, 01/31/21	236,250	92,138

		3,511,885

Diversified Consumer Services—0.5%
Adtalem Global Education, Inc. Term Loan B, 5.044%, 1M LIBOR + 3.000%, 04/11/25	370,313	371,817
Coinamatic Canada, Inc. 1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 05/14/22	109,540	108,239
KUEHG Corp. Incremental Term Loan, 5.854%, 3M LIBOR + 3.750%, 02/21/25	2,427,104	2,427,711
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 05/14/22	675,112	667,095

		3,574,862

Diversified Financial Services—4.0%
AlixPartners LLP Term Loan B, 4.794%, 1M LIBOR + 2.750%, 04/04/24	3,101,145	3,108,622
Aptean, Inc. Term Loan, 6.354%, 3M LIBOR + 4.250%, 04/23/26	497,500	496,256
Aretec Group, Inc. Term Loan, 6.294%, 1M LIBOR + 4.250%, 10/01/25	3,709,904	3,589,332
Blackstone CQP Holdco L.P. Term Loan B, 5.656%, 3M LIBOR + 3.500%, 09/30/24	872,813	878,131
Citco Funding LLC Term Loan, 4.544%, 1M LIBOR + 2.500%, 09/28/23	2,994,424	2,996,296
Clipper Acquisitions Corp. Term Loan B, 3.817%, 1M LIBOR + 1.750%, 12/27/24	1,105,313	1,105,313
Delos Finance S.a.r.l. Term Loan B, 3.854%, 3M LIBOR + 1.750%, 10/06/23	2,229,167	2,239,617
Ditech Holding Corp. Term Loan, 6M LIBOR + 0.000%, 06/30/22	2,747,915	1,110,158
Focus Financial Partners LLC Incremental Term Loan, 4.544%, 1M LIBOR + 2.500%, 07/03/24	2,626,102	2,641,147
Franklin Square Holdings L.P. Term Loan B, 4.563%, 1M LIBOR + 2.500%, 08/01/25	495,000	497,475
GreenSky Holdings LLC Term Loan B, 5.313%, 1M LIBOR + 3.250%, 03/31/25	1,305,125	1,303,494

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
GTCR Valor Cos., Inc. Term Loan B1, 4.854%, 3M LIBOR + 2.750%, 06/16/23	1,352,703	$1,353,041
Harbourvest Partners LLC Term Loan B, 4.278%, 1M LIBOR + 2.250%, 03/01/25	958,929	963,125
Lightstone Holdco LLC
Term Loan B, 5.794%, 1M LIBOR + 3.750%, 01/30/24	1,184,214	1,136,845
Term Loan C, 5.794%, 1M LIBOR + 3.750%, 01/30/24	66,792	64,120
LPL Holdings, Inc. 1st Lien Term Loan B, 4.304%, 1M LIBOR + 2.250%, 09/23/24	1,295,254	1,303,753
NFP Corp. Term Loan B, 5.044%, 1M LIBOR + 3.000%, 01/08/24	2,985,324	2,937,932
Oz Management L.P. 1st Lien Term Loan, 6.813%, 1M LIBOR + 4.750%, 04/10/23	125,000	125,000
PGX Holdings, Inc. 1st Lien Term Loan, 7.300%, 1M LIBOR + 5.250%, 09/29/20	1,381,110	1,242,999
Victory Capital Holdings, Inc.
Term Loan B, 5.569%, 3M LIBOR + 3.250%, 07/01/26	1,178,409	1,185,221
Walker & Dunlop, Inc. Term Loan B, 4.294%, 1M LIBOR + 2.250%, 11/07/25	694,750	697,572

		30,975,449

Electric—1.7%
Calpine Construction Finance Co. L.P. Term Loan B, 4.544%, 1M LIBOR + 2.500%, 01/15/25	1,239,739	1,242,451
Calpine Corp.
Term Loan B5, 4.610%, 3M LIBOR + 2.500%, 01/15/24	4,052,673	4,072,937
Term Loan B9, 4.860%, 3M LIBOR + 2.750%, 04/05/26	798,000	801,657
Granite Acquisition, Inc.
Term Loan B, 5.604%, 3M LIBOR + 3.500%, 12/19/21	2,382,321	2,391,894
Term Loan C, 5.604%, 3M LIBOR + 3.500%, 12/19/21	108,162	108,597
Longview Power LLC Term Loan B, 8.260%, 3M LIBOR + 6.000%, 04/13/21	1,220,813	980,719
Pike Corp. Term Loan B, 5.300%, 1M LIBOR + 3.250%, 07/19/26	439,853	442,052
Talen Energy Supply, LLC Term Loan B, 5.792%, 1M LIBOR + 3.750%, 07/08/26	675,000	674,139
TTM Technologies, Inc. Term Loan, 4.600%, 1M LIBOR + 2.500%, 09/28/24	276,204	276,852
UGI Energy Services, LLC Term Loan B, 5.794%, 1M LIBOR + 3.750%, 08/13/26	922,688	930,761
Vistra Energy Corp. 1st Lien Term Loan B3, 4.036%, 1M LIBOR + 2.000%, 12/31/25	927,500	931,268

		12,853,327

Electrical Components & Equipment—0.2%
Electro Rent Corp. 1st Lien Term Loan, 7.283%, 3M LIBOR + 5.000%, 01/31/24	1,167,000	1,172,835
Pelican Products, Inc. 1st Lien Term Loan, 5.539%, 1M LIBOR + 3.500%, 05/01/25	567,813	545,810

		1,718,645

Electronics—0.7%
Celestica, Inc. Term Loan B, 4.554%, 1M LIBOR + 2.500%, 06/27/25	297,750	293,656

Electronics—(Continued)
EIG Investors Corp. 1st Lien Term Loan, 5.882%, 3M LIBOR + 3.750%, 02/09/23	3,715,752	3,647,241
EXC Holdings III Corp. 1st Lien Term Loan, 5.604%, 3M LIBOR + 3.500%, 12/02/24	442,125	443,772
Global Appliance, Inc. Term Loan B, 6.050%, 1M LIBOR + 4.000%, 09/29/24	879,141	876,943
Resideo Funding, Inc. Term Loan B, 4.110%, 3M LIBOR + 2.000%, 10/24/25	347,375	348,678

		5,610,290

Energy Equipment & Services—0.2%
EnergySolutions LLC Term Loan B, 5.854%, 3M LIBOR + 3.750%, 05/09/25	1,110,938	1,033,172
Prairie ECI Acquiror LP Term Loan B, 6.854%, 3M LIBOR + 4.750%, 03/11/26	746,250	733,191

		1,766,363

Engineering & Construction—0.2%
1199169 B.C. Unlimited Liability Co.
Term Loan B2, 6.104%, 3M LIBOR + 4.000%, 04/06/26	253,497	255,081
Dynasty Acquisition Co., Inc. Term Loan B1, 6.104%, 3M LIBOR + 4.000%, 04/06/26	471,504	474,450
FrontDoor, Inc. Term Loan B, 4.563%, 1M LIBOR + 2.500%, 08/16/25	420,750	423,369
USIC Holdings, Inc. Term Loan B, 5.294%, 1M LIBOR + 3.250%, 12/08/23	172,428	171,351

		1,324,251

Entertainment—1.4%
Diamond Sports Group, LLC Term Loan, 5.300%, 1M LIBOR + 3.250%, 08/24/26	2,675,000	2,692,973
NASCAR Holdings, Inc. Term Loan B, 07/27/26 (b)	675,000	680,642
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 5.044%, 1M LIBOR + 3.000%, 03/31/24	2,319,910	2,321,346
SMG Holdings, Inc. 1st Lien Term Loan, 5.044%, 1M LIBOR + 3.000%, 01/23/25	221,625	220,933
Stars Group Holdings B.V. (The) Incremental Term Loan, 5.604%, 3M LIBOR + 3.500%, 07/10/25	5,175,852	5,202,927

		11,118,821

Environmental Control—1.0%
Advanced Disposal Services, Inc. Term Loan B3, 4.197%, 1W LIBOR + 2.250%, 11/10/23	3,256,329	3,268,947
Core & Main L.P. Term Loan B, 4.863%, 1M LIBOR + 2.750%, 08/01/24	986,615	981,669
GFL Environmental Inc. Term Loan B, 5.044%, 1M LIBOR + 3.000%, 05/30/25	2,222,490	2,205,822
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 5.313%, 1M LIBOR + 3.250%, 02/28/25	1,087,222	997,526
US Ecology, Inc. Term Loan B, 08/14/26 (b)	225,000	226,617

		7,680,581

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—2.8%
Agro Merchants NAI Holdings LLC 1st Lien Term Loan B, 5.854%, 3M LIBOR + 3.750%, 12/06/24	344,045	$345,765
Albertsons LLC Term Loan B8, 4.794%, 1M LIBOR + 2.750%, 08/17/26	3,245,803	3,269,539
Albertsons, LLC Term Loan B7, 4.794%, 1M LIBOR + 2.750%, 11/17/25	868,456	874,902
Aramark Services, Inc. Term Loan B3, 3.794%, 1M LIBOR + 1.750%, 03/11/25	816,080	819,140
B&G Foods, Inc. Term Loan B, 09/17/26 (b)	250,000	251,406
CHG PPC Parent LLC Term Loan B, 4.794%, 1M LIBOR + 2.750%, 03/31/25	444,375	444,931
CM Acquisition Co. Takeback Term Loan, 12.104%, 3M LIBOR + 10.000%, 07/26/23	259,109	261,700
Del Monte Foods, Inc. 1st Lien Term Loan, 5.399%, 3M LIBOR + 3.250%, 02/18/21	1,444,687	1,090,738
Dole Food Co., Inc. Term Loan B, 4.795%, 1M LIBOR + 2.750%, 04/06/24	2,506,873	2,478,984
Hearthside Food Solutions LLC
Incremental Term Loan, 6.044%, 1M LIBOR + 4.000%, 05/23/25	397,000	378,143
Term Loan B, 5.731%, 1M LIBOR + 3.687%, 05/23/25	666,563	628,790
High Liner Foods, Inc. Term Loan B, 5.514%, 3M LIBOR + 3.250%, 04/24/21	749,781	747,907
JBS USA Lux S.A. Term Loan B, 4.544%, 1M LIBOR + 2.500%, 05/01/26	3,905,375	3,929,378
Nomad Foods Europe Midco, Ltd. Term Loan B4, 4.278%, 1M LIBOR + 2.250%, 05/15/24	1,732,895	1,735,061
NPC International, Inc. 1st Lien Term Loan, 5.544%, 1M LIBOR + 3.500%, 04/19/24	1,539,563	998,791
Post Holdings, Inc. Incremental Term Loan, 4.040%, 1M LIBOR + 2.000%, 05/24/24	937,483	941,218
U.S. Foods, Inc.
Term Loan B, 4.044%, 1M LIBOR + 2.000%, 06/27/23	763,168	766,586
Term Loan B, 4.050%, 1M LIBOR + 2.000%, 09/13/26	1,475,000	1,482,720

		21,445,699

Hand/Machine Tools—0.6%
Apex Tool Group, LLC Term Loan B, 7.544%, 1M LIBOR + 5.500%, 08/01/24	2,247,738	2,188,735
Milacron LLC Term Loan B, 4.544%, 1M LIBOR + 2.500%, 09/28/23	2,177,851	2,180,519

		4,369,254

Health Care Technology—0.4%
Athenahealth, Inc. Term Loan B, 6.681%, 3M LIBOR + 4.500%, 02/11/26	1,666,625	1,660,028
Inovalon Holdings, Inc. Term Loan B, 5.563%, 1M LIBOR + 3.500%, 04/02/25	1,138,500	1,146,505

		2,806,533

Healthcare-Products—2.5%
Avantor, Inc. 1st Lien Term Loan, 5.044%, 1M LIBOR + 3.000%, 11/21/24	827,048	833,768
Carestream Dental Equipment, Inc. 1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 09/01/24	1,325,456	1,293,148
CHG Healthcare Services, Inc. 1st Lien Term Loan B, 5.044%, 1M LIBOR + 3.000%, 06/07/23	3,063,609	3,063,226
CryoLife, Inc. Term Loan B, 5.354%, 3M LIBOR + 3.250%, 11/14/24	466,688	469,604
Greatbatch, Ltd. 1st Lien Term Loan B, 5.050%, 1M LIBOR + 3.000%, 10/27/22	1,981,813	1,993,787
Hanger, Inc. 1st Lien Term Loan, 5.544%, 1M LIBOR + 3.500%, 03/06/25	1,009,625	1,013,726
Kinetic Concepts, Inc. Term Loan B, 7.250%, PRIME + 2.250%, 02/02/24	3,683,488	3,696,726
Mallinckrodt International Finance S.A.
Term Loan B, 4.854%, 3M LIBOR + 2.750%, 09/24/24	3,823,285	2,923,219
Term Loan B, 5.175%, 3M LIBOR + 3.000%, 02/24/25	554,931	418,511
Sotera Health Holdings LLC Term Loan, 5.044%, 1M LIBOR + 3.000%, 05/15/22	2,324,269	2,300,302
Tecomet, Inc. Term Loan, 5.278%, 1M LIBOR + 3.250%, 05/01/24	1,328,556	1,323,298
Viant Medical Holdings, Inc. 1st Lien Term Loan, 5.854%, 3M LIBOR + 3.750%, 07/02/25	445,500	417,099

		19,746,414

Healthcare-Services—4.4%
Acadia Healthcare Co., Inc.
Term Loan B3, 4.544%, 1M LIBOR + 2.500%, 02/11/22	704,643	706,492
Term Loan B4, 4.544%, 02/16/23	1,423,740	1,427,744
Accelerated Health Systems LLC Term Loan B, 5.542%, 1M LIBOR + 3.500%, 10/31/25	496,250	497,491
ADMI Corp. Term Loan B, 4.794%, 1M LIBOR + 2.750%, 04/30/25	1,580,000	1,567,162
Alliance Healthcare Services, Inc. Term Loan B, 6.544%, 1M LIBOR + 4.500%, 10/24/23	741,094	704,039
BioClinica, Inc. 1st Lien Term Loan, 6.438%, 2M LIBOR + 4.250%, 10/20/23	632,125	609,211
BW NHHC Holdco, Inc. 1st Lien Term Loan, 7.054%, 1M LIBOR + 5.000%, 05/15/25	913,438	780,989
Catalent Pharma Solutions, Inc. Term Loan B2, 4.294%, 1M LIBOR + 2.250%, 05/18/26	721,375	724,681
Concentra, Inc. 1st Lien Term Loan, 4.540%, 3M LIBOR + 2.500%, 06/01/22	829,043	833,188
CPI Holdco LLC 1st Lien Term Loan, 5.535%, 6M LIBOR + 3.500%, 03/21/24	757,170	757,170
DaVita, Inc. Term Loan B, 4.294%, 1M LIBOR + 2.250%, 08/12/26	800,000	805,389
Envision Healthcare Corp. 1st Lien Term Loan, 5.794%, 1M LIBOR + 3.750%, 10/10/25	4,218,125	3,451,831
Gentiva Health Services, Inc. 1st Lien Term Loan, 5.813%, 1M LIBOR + 3.750%, 07/02/25	2,211,005	2,226,179
GHX Ultimate Parent Corp. 1st Lien Term Loan, 5.354%, 3M LIBOR + 3.250%, 06/28/24	1,077,472	1,070,737

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
MPH Acquisition Holdings LLC Term Loan B, 4.854%, 3M LIBOR + 2.750%, 06/07/23	2,422,371	$2,312,354
National Mentor Holdings, Inc.
Term Loan B, 6.300%, 1M LIBOR + 4.250%, 03/09/26	374,725	375,974
Term Loan C, 6.300%, 1M LIBOR + 4.250%, 03/09/26	23,392	23,470
One Call Corp. Term Loan B, 7.408%, 3M LIBOR + 5.250%, 11/25/22	1,110,211	899,271
Ortho-Clinical Diagnostics S.A. Term Loan B, 5.563%, 3M LIBOR + 3.250%, 06/30/25	3,151,809	3,057,255
Phoenix Guarantor, Inc. Term Loan B, 6.567%, 1M LIBOR + 4.500%, 03/05/26	1,645,875	1,651,534
Radiology Partners Holdings, LLC 1st Lien Term Loan B, 7.194%, 3M LIBOR + 4.750%, 07/09/25	471,616	466,605
RadNet, Inc. Term Loan, 5.830%, 3M LIBOR + 3.500%, 06/30/23	2,116,445	2,095,280
Select Medical Corp. Term Loan B, 4.580%, 3M LIBOR + 2.500%, 03/06/25	2,011,144	2,014,285
Surgery Center Holdings, Inc. Term Loan B, 5.300%, 1M LIBOR + 3.250%, 09/02/24	906,500	888,370
Team Health Holdings, Inc. 1st Lien Term Loan, 4.794%, 1M LIBOR + 2.750%, 02/06/24	1,901,250	1,574,868
U.S. Anesthesia Partners, Inc. Term Loan, 5.044%, 1M LIBOR + 3.000%, 06/23/24	1,656,017	1,622,380
Universal Health Services, Inc. Term Loan B, 3.794%, 1M LIBOR + 1.750%, 10/31/25	397,000	399,729
Wink Holdco, Inc. 1st Lien Term Loan B, 5.044%, 1M LIBOR + 3.000%, 12/02/24	417,563	411,429

		33,955,107

Hotels, Restaurants & Leisure—0.2%
Aimbridge Acquisition Co., Inc. 1st Lien Term Loan, 5.817%, 1M LIBOR + 3.750%, 02/02/26	223,875	223,875
Eldorado Resorts LLC
Term Loan B, 4.313%, 3M LIBOR + 2.250%, 04/17/24	718,573	718,417
GVC Holdings plc Term Loan B2, 4.446%, 6M LIBOR + 2.250%, 03/29/24	1,009,625	1,012,464

		1,954,756

Household Products—0.1%
Energizer Holdings, Inc. Term Loan B, 4.375%, 1M LIBOR + 2.250%, 12/17/25	491,250	492,165

Household Products/Wares—0.7%
CFSP Acquisition Corp. 1st Lien Term Loan, 5.044%, 1M LIBOR + 3.000%, 03/20/25	246,602	235,813
KIK Custom Products, Inc. Term Loan B, 6.256%, 3M LIBOR + 4.000%, 05/15/23	1,752,096	1,665,038
Libbey Glass, Inc. Term Loan B, 5.042%, 1M LIBOR + 3.000%, 04/09/21	385,466	299,700
Prestige Brands, Inc. Term Loan B4, 4.044%, 1M LIBOR + 2.000%, 01/26/24	393,588	394,768

Household Products/Wares—(Continued)
Spin Holdco, Inc. Term Loan B, 5.572%, 3M LIBOR + 3.250%, 11/14/22	3,269,580	3,214,916

		5,810,235

Industrial Conglomerates—0.3%
IG Investment Holdings LLC 1st Lien Term Loan, 6.044%, 1M LIBOR + 4.000%, 05/23/25	2,704,151	2,696,263

Insurance—3.8%
Alliant Holdings Intermediate, LLC
Term Loan B, 5.054%, 1M LIBOR + 3.000%, 05/09/25	2,309,752	2,272,459
Term Loan B, 5.289%, 1M LIBOR + 3.250%, 05/09/25	399,000	396,631
AmWINS Group, Inc. Term Loan B, 4.796%, 1M LIBOR + 2.750%, 01/25/24	4,413,843	4,421,201
Asurion LLC
2nd Lien Term Loan, 8.544%, 1M LIBOR + 6.500%, 08/04/25	2,350,000	2,390,145
Term Loan B4, 5.044%, 1M LIBOR + 3.000%, 08/04/22	3,991,725	4,007,691
Term Loan B6, 5.044%, 1M LIBOR + 3.000%, 11/03/23	2,679,291	2,692,409
Camelot UK Holdco, Ltd. Term Loan, 5.294%, 1M LIBOR + 3.250%, 10/03/23	3,086,305	3,108,971
Hub International, Ltd. Term Loan B, 5.267%, 3M LIBOR + 3.000%, 04/25/25	4,517,813	4,474,044
Sedgwick Claims Management Services, Inc. Term Loan B, 5.294%, 1M LIBOR + 3.250%, 12/31/25	1,091,750	1,076,192
UFC Holdings LLC Term Loan, 5.300%, 1M LIBOR + 3.250%, 04/29/26	2,113,783	2,123,912
USI, Inc. Term Loan, 5.104%, 3M LIBOR + 3.000%, 05/16/24	2,646,000	2,604,106

		29,567,761

Internet—2.8%
Ancestry.com Operations Inc. Extended Term Loan B, 6.300%, 1M LIBOR + 4.250%, 08/27/26	3,366,563	3,348,326
Ascend Learning LLC Term Loan B, 5.044%, 1M LIBOR + 3.000%, 07/12/24	1,372,000	1,368,784
Getty Images, Inc. 1st Lien Term Loan, 6.563%, 1M LIBOR + 4.500%, 02/19/26	1,441,619	1,437,114
Go Daddy Operating Co. LLC Term Loan, 4.044%, 1M LIBOR + 2.000%, 02/15/24	3,772,954	3,783,696
Hoya Midco LLC
1st Lien Term Loan, 5.544%, 1M LIBOR + 3.500%, 06/30/24	949,640	938,363
Match Group, Inc. Term Loan B, 4.659%, 2M LIBOR + 2.500%, 11/16/22	481,250	483,656
SurveyMonkey, Inc. Term Loan B, 5.680%, 1W LIBOR + 3.750%, 10/10/25	1,161,600	1,152,888
Tibco Software, Inc. Term Loan B, 6.070%, 1M LIBOR + 4.000%,, 06/30/26	3,272,021	3,281,202
Uber Technologies
Incremental Term Loan, 5.554%, 1M LIBOR + 3.500%, 07/13/23	4,344,406	4,318,609
Term Loan, 6.028%, 1M LIBOR + 4.000%, 04/04/25	1,407,188	1,402,349

		21,514,987

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Internet Software & Services—0.1%
Sutherland Global Services, Inc. Term Loan B, 7.479%, 3M LIBOR + 5.375%, 04/23/21	828,414	$821,855

Investment Company Securities—0.3%
Fortress Investment Group LLC Term Loan B, 4.044%, 1M LIBOR + 2.000%, 12/27/22	808,341	811,751
LSF9 Atlantis Holdings LLC Term Loan, 8.042%, 1M LIBOR + 6.000%, 05/01/23	1,243,924	1,163,069

		1,974,820

Iron/Steel—0.2%
Phoenix Services International LLC Term Loan, 5.778%, 1M LIBOR + 3.750%, 03/01/25	1,330,984	1,294,382

IT Services—0.1%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan, 5.044%, 1M LIBOR + 3.000%, 06/15/25	740,625	739,390

Leisure Products—0.8%
Bombardier Recreational Products, Inc. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 05/23/25	4,241,930	4,241,047
Sabre GLBL, Inc. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 02/22/24	914,914	919,632
Steinway Musical Instruments, Inc. Term Loan B, 5.778%, 1M LIBOR + 3.750%, 02/14/25	812,625	807,546

		5,968,225

Leisure Time—0.9%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 4.028%, 3M LIBOR + 1.750%, 10/19/24	963,667	968,108
ClubCorp Holdings, Inc. Term Loan B, 4.854%, 3M LIBOR + 2.750%, 09/18/24	1,664,756	1,488,708
Delta 2 (LUX) S.a.r.l. Term Loan, 4.544%, 1M LIBOR + 2.500%, 02/01/24	2,243,230	2,220,784
Hayward Industries, Inc. 1st Lien Term Loan, 5.544%, 1M LIBOR + 3.500%, 08/05/24	416,500	403,875
SRAM LLC Term Loan B, 4.830%, 1M LIBOR + 2.750%, 03/15/24	995,340	999,048
Travel Leaders Group LLC Term Loan B, 6.046%, 1M LIBOR + 4.000%, 01/25/24	864,063	865,143

		6,945,666

Life Sciences Tools & Services—0.1%
Syneos Health, Inc. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 08/01/24	776,778	777,628

Lodging—1.8%
Boyd Gaming Corp. Term Loan B3, 4.166%, 1WK LIBOR + 2.250%, 09/15/23	815,928	819,553
CityCenter Holdings LLC Term Loan B, 4.294%, 1M LIBOR + 2.250%, 04/18/24	2,325,071	2,333,374
Crown Finance U.S., Inc.
Term Loan, 4.294%, 1M LIBOR + 2.250%, 02/28/25	1,598,194	1,590,003
Incremental Term Loan, 1M LIBOR + 2.750%, 09/20/26 (b)	1,300,000	1,297,075

Lodging—(Continued)
Cypress Intermediate Holdings III, Inc. 1st Lien Term Loan, 4.800%, 1M LIBOR + 2.750%, 04/26/24	2,194,886	2,189,399
Four Seasons Hotels, Ltd. 1st Lien Term Loan, 4.044%, 1M LIBOR + 2.000%, 11/30/23	875,250	880,408
MGM Growth Properties Operating Partnership L.P. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 03/21/25	1,833,500	1,840,090
Playa Resorts Holding B.V. Term Loan B, 4.790%, 1M LIBOR + 2.750%, 04/29/24	2,277,232	2,220,301
Wyndham Hotels & Resorts, Inc. Term Loan B, 3.794%, 1M LIBOR + 1.750%, 05/30/25	1,188,000	1,195,178

		14,365,381

Machinery—0.3%
Altra Industrial Motion Corp. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 10/01/25	642,537	642,934
CPM Holdings, Inc. 1st Lien Term Loan, 5.794%, 1M LIBOR + 3.750%, 11/15/25	297,750	293,470
Delachaux S.A. Term Loan B, 6.822%, 3M LIBOR + 4.500%, 03/28/26	400,000	398,750
Dynacast International LLC Term Loan B2, 5.354%, 3M LIBOR + 3.250%, 01/28/22	1,180,831	1,136,549

		2,471,703

Machinery-Construction & Mining—0.5%
Brookfield WEC Holdings, Inc. 1st Lien Term Loan, 5.544%, 1M LIBOR + 3.500%, 08/01/25	4,074,225	4,091,031

Machinery-Diversified—1.4%
Clark Equipment Co. Term Loan B, 4.104%, 3M LIBOR + 2.000%, 05/18/24	1,123,920	1,127,784
Engineered Machinery Holdings, Inc.
1st Lien Term Loan, 5.354%, 3M LIBOR + 3.250%, 07/19/24	1,154,438	1,135,196
Incremental Term Loan, 6.354%, 3M LIBOR + 4.250%, 07/19/24	272,938	272,596
EWT Holdings III Corp. Term Loan, 5.044%, 1M LIBOR + 3.000%, 12/20/24	3,842,986	3,862,201
Gardner Denver, Inc. Term Loan B, 4.794%, 1M LIBOR + 2.750%, 07/30/24	883,934	887,603
Pro Mach Group, Inc. Term Loan B, 4.807%, 1M LIBOR + 2.750%, 03/07/25	221,625	216,140
Shape Technologies Group, Inc. Term Loan, 5.259%, 3M LIBOR + 3.000%, 04/21/25	222,188	204,413
Titan Acquisition, Ltd. Term Loan B, 5.044%, 1M LIBOR + 3.000%,, 03/28/25	2,733,375	2,624,040
Welbilt, Inc. Term Loan B, 4.544%, 1M LIBOR + 2.500%, 10/23/25	794,103	794,589

		11,124,562

Marine—0.2%
Stena International S.a.r.l. Term Loan B, 5.110%, 3M LIBOR + 3.000%, 03/03/21	1,606,500	1,589,097

Media—4.7%
ALM Media Holdings, Inc. 1st Lien Term Loan, 6.604%, 3M LIBOR + 4.500%, 07/31/20	370,728	344,777

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
AMC Entertainment Holdings, Inc. Term Loan B, 5.230%, 6M LIBOR + 3.000%, 04/22/26	1,616,875	$1,625,970
Charter Communications Operating LLC Term Loan B, 4.050%, 1M LIBOR + 2.000%, 04/30/25	1,887,619	1,901,025
CSC Holdings LLC
Incremental Term Loan, 4.278%, 1M LIBOR + 2.250%, 01/15/26	945,250	946,137
Term Loan B, 4.528%, 1M LIBOR + 2.500%, 01/25/26	1,185,000	1,188,327
Cumulus Media New Holdings Inc. Term Loan B, 03/17/26 (b)	475,000	476,880
E.W. Scripps Co.(The) Incremental Term Loan B1, 4.794%, 1M LIBOR + 2.750%, 05/01/26	273,625	274,275
Entercom Media Corp. Term Loan B, 4.804%, 1M LIBOR + 2.750%, 11/18/24	1,273,461	1,276,167
Entravision Communications Corp. Term Loan B, 4.794%, 1M LIBOR + 2.750%, 11/29/24	833,667	812,825
Global Eagle Entertainment, Inc. 1st Lien Term Loan, 9.709%, 3M LIBOR + 7.500%, 01/06/23	1,051,875	974,738
Gray Television, Inc.
Term Loan B, 4.582%, 1M LIBOR + 2.250%, 02/07/24	1,470,015	1,473,953
Term Loan C, 4.832%, 3M LIBOR + 2.500%, 01/02/26	645,125	648,523
Hubbard Radio LLC Term Loan B, 5.550%, 1M LIBOR + 3.500%, 03/28/25	571,655	572,012
iHeartCommunications, Inc. Exit Term Loan, 6.100%, 1M LIBOR + 4.000%, 05/01/26	1,151,206	1,160,199
Midcontinent Communications Term Loan B, 4.278%, 1M LIBOR + 2.250%, 08/15/26	775,000	781,136
Mission Broadcasting, Inc. Term Loan B3, 4.350%, 1M LIBOR + 2.250%, 01/17/24	307,964	308,574
Nexstar Broadcasting, Inc.
Term Loan B3, 4.294%, 1M LIBOR + 2.250%, 01/17/24	1,545,950	1,549,009
Term Loan B4, 4.807%, 1M LIBOR + 2.250%, 06/19/26	450,000	452,766
Numericable Group S.A. Term Loan B11, 4.794%, 1M LIBOR + 2.750%, 07/31/25	1,759,500	1,721,671
ProQuest LLC Term Loan B, 5.294%, 1M LIBOR + 3.250%, 10/24/21	1,606,582	1,609,594
Sinclair Television Group, Inc.
Term Loan B2B, 4.540%, 1M LIBOR + 2.500%, 09/30/26	550,000	553,266
Term Loan B2, 4.300%, 1M LIBOR + 2.250%, 01/03/24	2,076,153	2,085,859
Univision Communications, Inc. Term Loan C5, 4.794%, 1M LIBOR + 2.750%, 03/15/24	7,081,504	6,894,347
Ziggo Secured Finance Partnership Term Loan E, 4.528%, 1M LIBOR + 2.500%, 04/15/25	6,475,000	6,470,953

		36,102,983

Metal Fabricate/Hardware—1.3%
Ameriforge Group, Inc. Term Loan, 9.104%, 3M LIBOR + 7.000%, 06/08/22	751,114	751,114
Atkore International, Inc. 1st Lien Term Loan, 4.860%, 3M LIBOR + 2.750%, 12/22/23	1,273,520	1,277,765
Penn Engineering & Manufacturing Corp. Term Loan B, 4.794%, 1M LIBOR + 2.750%, 06/27/24	223,140	219,793
Rexnord LLC Term Loan B, 4.044%, 1M LIBOR + 2.000%, 08/21/24	2,654,282	2,672,899

Metal Fabricate/Hardware—(Continued)
WireCo WorldGroup, Inc. 1st Lien Term Loan, 7.044%, 1M LIBOR + 5.000%, 09/30/23	557,750	547,292
Zekelman Industries, Inc. Term Loan B, 4.304%, 1M LIBOR + 2.250%, 06/14/21	4,761,724	4,767,676

		10,236,539

Mining—0.1%
Neenah Foundry Co. Term Loan, 8.619%, 2M LIBOR + 6.500%, 12/13/22	661,517	641,672
Noranda Aluminum Acquisition Corp. Term Loan B, 6M LIBOR + 0.000%, 02/28/20	430,320	25,819
PMHC II, Inc. 1st Lien Term Loan, 5.604%, 3M LIBOR + 3.500%, 03/31/25	344,750	279,247

		946,738

Miscellaneous Manufacturing—1.0%
CTC AcquiCo GmbH Term Loan B2, 4.874%, 3M LIBOR + 2.750%, 03/07/25	1,050,529	1,026,892
Filtration Group Corp. 1st Lien Term Loan, 5.044%, 1M LIBOR + 3.000%, 03/29/25	1,445,391	1,450,661
Gates Global LLC Term Loan B, 4.794%, 1M LIBOR + 2.750%, 04/01/24	3,779,647	3,732,402
Werner FinCo L.P. Term Loan, 6.044%, 1M LIBOR + 4.000%, 07/24/24	1,372,921	1,342,030

		7,551,985

Office/Business Equipment—0.1%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.514%, 3M LIBOR + 4.250%, 06/21/24	987,474	966,491

Oil & Gas—1.4%
Apro LLC Term Loan B, 6.040%, 1M LIBOR + 4.000%, 08/08/24	240,417	240,717
CITGO Holding, Inc. Term Loan B, 9.044%, 1M LIBOR + 7.000%, 07/24/23	225,000	229,922
Citgo Petroleum Corp.
Term Loan B, 6.604%, 3M LIBOR + 4.500%, 07/29/21	2,354,821	2,366,596
Term Loan B, 7.104%, 3M LIBOR + 5.000%, 03/28/24	2,189,000	2,202,681
Delek U.S. Holdings, Inc. Term Loan B, 4.294%, 1M LIBOR + 2.250%, 03/31/25	518,873	518,873
Emerald Expositions Holding, Inc. Term Loan B, 4.794%, 1M LIBOR + 2.750%, 05/22/24	1,012,759	987,440
Fieldwood Energy LLC 1st Lien TL, 7.506%, 3M LIBOR + 5.250%, 04/11/22	1,276,437	1,109,702
Oxbow Carbon LLC 1st Lien Term Loan B, 5.794%, 1M LIBOR + 3.750%, 01/04/23	570,313	570,313
PSC Industrial Holdings Corp.
1st Lien Term Loan, 5.778%, 1M LIBOR + 3.750%, 10/03/24	1,645,688	1,642,602
Sheridan Production Partners I LLC
Term Loan B2, 5.560%, 3M LIBOR + 3.500%, 10/01/19	1,032,663	805,477
Term Loan B2 I-A, 5.560%, 1M LIBOR + 3.500%, 10/01/19	136,836	106,390
Term Loan B2 I-M, 5.560%, 3M LIBOR + 3.500%, 10/01/19	83,580	64,984

		10,845,697

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.2%
Apergy Corp. 1st Lien Term Loan, 4.563%, 3M LIBOR + 2.500%, 05/09/25	231,024	$231,696
McDermott Technology Americas, Inc. 1st Lien Term Loan, 7.104%, 1M LIBOR + 5.000%, 05/09/25	1,631,484	1,043,243
Thermon Industries, Inc. Term Loan B, 5.850%, 1M LIBOR + 3.750%, 10/24/24	273,350	274,033

		1,548,972

Packaging & Containers—2.4%
Berlin Packaging LLC 1st Lien Term Loan, 5.101%, 1M LIBOR + 3.000%, 11/07/25	222,188	218,676
Berry Global, Inc.
Term Loan Q, 4.299%, 1M LIBOR + 2.250%, 10/01/22	768,591	772,877
Term Loan U, 4.549%, 1M LIBOR + 2.500%, 07/01/26	847,875	852,933
BWAY Holding Co. Term Loan B, 5.590%, 3M LIBOR + 3.250%, 04/03/24	1,906,125	1,869,989
Consolidated Container Co. LLC 1st Lien Term Loan, 4.794%, 1M LIBOR + 2.750%, 05/22/24	857,538	854,501
Flex Acquisition Co., Inc.
1st Lien Term Loan, 5.319%, 3M LIBOR + 3.000%, 12/29/23	4,518,855	4,354,237
Incremental Term Loan, 5.569%, 3M LIBOR + 3.250%, 06/29/25	1,321,000	1,274,765
Pregis TopCo Corp. 1st Lien Term Loan, 6.253%, 3M LIBOR + 4.000%, 07/31/26	575,000	574,281
Reynolds Group Holdings, Inc. Term Loan, 4.794%, 1M LIBOR + 2.750%, 02/05/23	4,987,179	5,000,814
Ring Container Technologies Group LLC 1st Lien Term Loan, 4.794%, 1M LIBOR + 2.750%, 10/31/24	730,488	725,618
Trident TPI Holdings, Inc. Term Loan B1, 5.294%, 1M LIBOR + 3.250%, 10/17/24	1,892,913	1,832,183

		18,330,874

Pharmaceuticals—3.5%
Akorn, Inc. Term Loan B, 4.531%, PIK + 0.750%, 04/16/21	914,075	845,520
Alkermes, Inc. Term Loan B, 4.410%, 1M LIBOR + 2.250%, 03/23/23	350,860	351,298
Amneal Pharmaceuticals LLC Term Loan B, 5.563%, 1M LIBOR + 3.500%, 05/04/25	3,033,301	2,606,112
Arbor Pharmaceuticals, Inc. Term Loan B, 7.104%, 3M LIBOR + 5.000%, 07/05/23	1,913,660	1,765,352
Change Healthcare Holdings LLC Term Loan B, 4.544%, 1M LIBOR + 2.500%, 03/01/24	5,715,829	5,695,732
Diplomat Pharmacy, Inc. Term Loan B, 6.550%, 1M LIBOR + 4.500%, 12/20/24	438,625	411,576
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.313%, 1M LIBOR + 4.250%, 04/29/24	4,899,357	4,468,213
Grifols Worldwide Operations USA, Inc. Term Loan, 4.197%, 1W LIBOR + 2.250%, 01/31/25	3,168,750	3,188,060
HLF Financing S.a r.l.
Term Loan B, 5.294%, 1M LIBOR + 3.250%, 08/18/25	965,250	968,094
Horizon Pharma, Inc. Term Loan B, 4.625%, 1M LIBOR + 2.500%, 05/22/26	988,299	993,240

Pharmaceuticals—(Continued)
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.039%, 1M LIBOR + 3.000%, 06/02/25	5,849,396	5,879,690

		27,172,887

Pipelines—0.0%
Centurion Pipeline Company LLC Term Loan B, 5.294%, 1M LIBOR + 3.250%, 09/29/25	223,313	223,871

Professional Services—0.4%
Realogy Group LLC Term Loan B, 4.296%, 1M LIBOR + 2.250%, 02/08/25	1,768,057	1,685,720
Trans Union LLC Term Loan B3, 4.044%, 1M LIBOR + 2.000%, 04/10/23	1,212,069	1,217,561

		2,903,281

Real Estate—0.8%
DTZ U.S. Borrower LLC Term Loan B, 5.294%, 1M LIBOR + 3.250%, 08/21/25	4,478,199	4,497,769
RE/MAX International, Inc. Term Loan B, 4.794%, 1M LIBOR + 2.750%, 12/15/23	1,866,815	1,862,148

		6,359,917

Real Estate Investment Trusts—0.9%
Apollo Commercial Real Estate Finance, Inc Term Loan B, 4.778%, 1M LIBOR + 2.750%, 05/15/26	399,000	398,491
Blackstone Mortgage Trust, Inc. Term Loan B, 4.544%, 1M LIBOR + 2.500%, 04/23/26	349,125	351,085
Brookfield Property REIT, Inc. 1st Lien Term Loan B, 4.544%, 1M LIBOR + 2.500%, 08/27/25	891,000	879,227
Claros Mortgage Trust, Inc. Term Loan B, 5.292%, 1M LIBOR + 3.250%, 08/10/26	675,000	675,827
ESH Hospitality, Inc. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 06/12/26	1,295,072	1,302,626
Iron Mountain, Inc. Term Loan B, 3.794%, 1M LIBOR + 1.750%, 01/02/26	812,625	807,038
Starwood Property Trust, Inc. Term Loan B, 4.544%, 1M LIBOR + 2.500%, 07/27/26	450,000	451,676
VICI Properties 1 LLC Term Loan B, 4.046%, 1M LIBOR + 2.000%, 12/20/24	2,052,273	2,060,254

		6,926,224

Retail—3.9%
1011778 B.C. Unlimited Liability Co. Term Loan B3, 4.294%, 1M LIBOR + 2.250%, 02/16/24	6,333,371	6,361,713
Alphabet Holding Co., Inc. 1st Lien Term Loan, 5.544%, 1M LIBOR + 3.500%, 09/26/24	2,205,000	2,047,206
Ascena Retail Group, Inc. Term Loan B, 6.563%, 1M LIBOR + 4.500%, 08/21/22	2,191,371	1,233,742
Bass Pro Group LLC Term Loan B, 7.044%, 1M LIBOR + 5.000%, 09/25/24	1,200,500	1,158,670
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 4.786%, 1M LIBOR + 2.750%, 02/03/24	2,708,158	2,719,082

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
David’s Bridal, Inc.
Term Loan, 9.610%, 3M LIBOR + 7.500%, 07/17/23 (h)	204,207	$176,128
Term Loan, 10.110%, 3M LIBOR + 8.000%, 01/18/24 (h)	775,953	368,578
Dhanani Group Inc. Term Loan B, 5.794%, 1M LIBOR + 3.750%, 07/20/25	468,314	430,849
Golden Nugget, Inc. Incremental Term Loan B, 4.800%, 1M LIBOR + 2.750%, 10/04/23	4,497,944	4,496,069
IRB Holding Corp. 1st Lien Term Loan, 5.550%, 3M LIBOR + 3.250%, 02/05/25	3,208,415	3,197,721
J. Crew Group, Inc. Term Loan B, 5.099%, 1M LIBOR + 3.000%, 03/05/21 (d) (e) (h)	3,061,541	2,395,349
PetSmart, Inc. Term Loan B2, 6.040%, 1M LIBOR + 4.000%, 03/11/22	2,813,063	2,747,426
Pier 1 Imports (U.S.), Inc. Term Loan B, 5.700%, 3M LIBOR + 3.500%, 04/30/21	1,454,508	399,990
Serta Simmons Bedding LLC 1st Lien Term Loan, 5.543%, 1M LIBOR + 3.500%, 11/08/23	4,143,750	2,565,673

		30,298,196

Semiconductors—0.7%
Bright Bidco B.V. Term Loan B, 5.585%, 3M LIBOR + 3.500%, 06/30/24	1,882,834	903,760
Cabot Microelectronics Corp. Term Loan B, 4.313%, 1M LIBOR + 2.250%, 11/14/25	673,952	677,603
Cohu, Inc. Term Loan B, 5.200%, 6M LIBOR + 3.000%, 10/01/25	693,000	658,350
Entegris, Inc. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 11/06/25	372,188	374,979
MACOM Technology Solutions Holdings, Inc. Term Loan, 4.294%, 1M LIBOR + 2.250%, 05/17/24	1,132,878	1,033,751
Microchip Technology, Inc. Term Loan B, 4.050%, 1M LIBOR + 2.000%, 05/29/25	488,658	491,708
MKS Instruments, Inc. Term Loan B6, 3.794%, 1M LIBOR + 1.750%, 02/02/26	282,739	283,505
Ultra Clean Holdings, Inc Term Loan B, 6.544%, 1M LIBOR + 4.500%, 08/27/25	745,446	730,538

		5,154,194

Software—9.5%
Almonde, Inc. 1st Lien Term Loan, 5.696%, 1M LIBOR + 3.500%, 06/13/24	2,304,340	2,246,319
Applied Systems, Inc. 1st Lien Term Loan, 5.104%, 3M LIBOR + 3.000%, 09/19/24	4,698,830	4,698,412
Barracuda Networks, Inc. 1st Lien Term Loan, 5.398%, 3M LIBOR + 3.250%, 02/12/25	843,106	844,898
BMC Software Finance, Inc. Term Loan B, 6.294%, 1M LIBOR + 4.250%, 10/02/25	2,630,125	2,537,042
Bracket Intermediate Holding Corp. 1st Lien Term Loan B, 6.292%, 1M LIBOR + 4.250%, 09/05/25	816,750	815,219
DigiCert, Inc. Term Loan B1, 6.044%, 1M LIBOR + 4.000%, 10/31/24	4,158,260	4,162,593

Software—(Continued)
Epicor Software Corp. 1st Lien Term Loan, 5.300%, 1M LIBOR + 3.250%, 06/01/22	4,177,191	4,182,847
Flexera Software LLC 1st Lien Term Loan, 5.550%, 1M LIBOR + 3.500%, 02/26/25	1,238,755	1,242,884
GlobalLogic Holdings, Inc. 1st Lien Term Loan, 5.294%, 1M LIBOR + 3.250%, 08/01/25	1,384,787	1,391,711
Hyland Software, Inc.
Term Loan 3, 5.294%, 1M LIBOR + 3.250%, 07/01/24	6,665,906	6,673,645
Infoblox, Inc. 1st Lien Term Loan, 6.544%, 1M LIBOR + 4.500%, 11/07/23	1,506,503	1,514,977
Infor (U.S.), Inc. Term Loan B6, 4.854%, 3M LIBOR + 2.750%, 02/01/22	7,599,916	7,617,966
Informatica LLC Term Loan, 5.294%, 1W LIBOR + 3.250%, 08/05/22	4,497,689	4,521,581
IQVIA, Inc.
Term Loan B, 4.104%, 3M LIBOR + 2.000%, 03/07/24	811,768	815,996
Term Loan B2, 4.104%, 3M LIBOR + 2.000%, 01/17/25	1,029,000	1,033,824
Kronos, Inc. Term Loan B, 5.253%, 3M LIBOR + 3.000%, 11/01/23	5,424,487	5,441,016
MA FinanceCo. LLC
Term Loan B2, 4.294%, 1M LIBOR + 2.250%, 11/19/21	1,771,942	1,773,028
Term Loan B3, 4.544%, 1M LIBOR + 2.500%, 06/21/24	437,788	433,410
Marcel LUX IV SARL Term Loan B1, 5.294%, 1M LIBOR + 3.250%, 03/15/26	997,500	986,278
Navicure, Inc.
1st Lien Term Loan B, 5.794%, 1M LIBOR + 3.750%, 11/01/24	737,616	738,077
Term Loan B, 09/18/26 (b)	850,000	850,265
Renaissance Holding Corp. 1st Lien Term Loan, 5.294%, 3M LIBOR + 3.250%,, 05/30/25	610,938	601,264
Seattle Spinco, Inc. Term Loan B3, 4.544%, 1M LIBOR + 2.500%, 06/21/24	2,956,491	2,925,693
SolarWinds Holdings, Inc. Term Loan B, 4.794%, 1M LIBOR + 2.750%, 02/05/24	3,603,461	3,611,969
Solera LLC Term Loan B, 4.794%, 1M LIBOR + 2.750%, 03/03/23	1,758,612	1,752,566
Sound Inpatient Physicians 1st Lien Term Loan, 4.794%, 1M LIBOR + 2.750%, 06/27/25	419,688	417,851
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 4.294%, 1M LIBOR + 2.250%,, 04/16/25	1,105,483	1,111,471
SS&C Technologies, Inc. Term Loan B3, 4.294%, 1M LIBOR + 2.250%,, 04/16/25	1,673,647	1,682,713
TriTech Software Systems Term Loan B, 5.794%, 1M LIBOR + 3.750%, 08/29/25	794,000	746,360
Ultimate Software Group, Inc. (The) Term Loan B, 5.794%, 1M LIBOR + 3.750%,, 05/04/26	1,475,000	1,484,403
Veritas Bermuda, Ltd. Term Loan B, 6.554%, 1M LIBOR + 4.500%,, 01/27/23	2,153,717	2,039,749
Vero Parent, Inc. Term Loan B, 6.544%, 1M LIBOR + 4.500%, 08/16/24	1,372,140	1,366,994
Wall Street Systems Delaware, Inc. Term Loan B, 5.044%, 1M LIBOR + 3.000%, 11/21/24	1,565,278	1,561,365

		73,824,386

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Technology Hardware, Storage & Peripherals—0.2%
Carbonite, Inc Term Loan B, 6.006%, 1M LIBOR + 3.750%, 03/26/26	374,773	$375,632
Datto, Inc. Term Loan B, 6.294%, 1M LIBOR + 4.250%, 04/02/26	324,188	327,565
Mirion Technologies, Inc. Term Loan B, 6.104%, 3M LIBOR + 4.000%, 03/06/26	348,312	349,945
NCR Corp.
Delayed Draw Term Loan, 0.500%, 3M LIBOR + 0.500% , 08/08/26 (c)	440,000	441,100
Term Loan, 4.550%, 1M LIBOR + 2.500%, 08/08/26	385,000	385,962

		1,880,204

Telecommunications—5.4%
CenturyLink, Inc. Term Loan B, 4.794%, 1M LIBOR + 2.750%,, 01/31/25	4,765,125	4,738,817
Colorado Buyer, Inc. Term Loan B, 5.040%, 1M LIBOR + 3.000%, 05/01/24	1,490,688	1,350,004
CommScope, Inc. Term Loan B, 5.294%, 1M LIBOR + 3.250%, 04/06/26	1,550,000	1,547,404
CPI International, Inc. 1st Lien Term Loan, 5.554%, 1M LIBOR + 3.500%, 07/26/24	612,500	602,802
CSC Holdings LLC 1st Lien Term Loan, 4.278%, 1M LIBOR + 2.250%, 07/17/25	2,405,566	2,406,757
Digicel International Finance, Ltd. Term Loan B, 5.340%, 6M LIBOR + 3.250%, 05/28/24	1,494,506	1,300,221
Frontier Communications Corp. Term Loan B1, 5.800%, 1M LIBOR + 3.750%, 06/15/24	1,783,938	1,784,494
Intelsat Jackson Holdings S.A. Term Loan B4, 6.554%, 1M LIBOR + 4.500%, 01/02/24	1,600,000	1,625,501
Level 3 Financing, Inc. Term Loan B, 4.294%, 1M LIBOR + 2.250%, 02/22/24	2,550,000	2,557,438
MCC Iowa LLC Term Loan M, 3.930%, 1W LIBOR + 2.000%, 01/15/25	891,433	898,396
Onvoy LLC 1st Lien Term Loan B, 6.544%, 1M LIBOR + 4.500%, 02/10/24	853,614	719,170
Radiate Holdco LLC 1st Lien Term Loan, 5.044%, 1M LIBOR + 3.000%, 02/01/24	1,763,289	1,758,551
Sprint Communications, Inc.
1st Lien Term Loan B, 4.563%, 1M LIBOR + 2.500%, 02/02/24	4,208,582	4,183,330
Term Loan B, 5.063%, 1M LIBOR + 3.000%, 02/02/24	694,750	694,310
Switch, Ltd. Term Loan B, 4.294%, 1M LIBOR + 2.250%, 06/27/24	219,938	220,762
Syniverse Holdings, Inc. 1st Lien Term Loan, 7.028%, 3M LIBOR + 5.000%, 03/09/23	935,750	882,236
Telenet Financing USD LLC Term Loan AN, 4.278%, 1M LIBOR + 2.250%, 08/15/26	2,375,000	2,379,947
Telesat Canada Term Loan B4, 4.610%, 3M LIBOR + 2.500%, 11/17/23	4,292,547	4,310,434
Virgin Media Bristol LLC Term Loan K, 4.528%, 1M LIBOR + 2.500%, 01/15/26	6,450,000	6,459,069
West Corp.
Term Loan, 6.044%, 1M LIBOR + 4.000%, 10/10/24	1,624,087	1,450,851

Telecommunications—(Continued)
West Corp.
Term Loan B1, 5.544%, 1M LIBOR + 3.500%, 10/10/24	296,250	263,045

		42,133,539

Thrifts & Mortgage Finance—0.0%
Ocwen Financial Corp. Term Loan B, 7.044%, 1M LIBOR + 5.000%, 12/04/20	245,079	241,709

Trading Companies & Distributors—0.1%
DXP Enterprises, Inc. Term Loan B, 6.794%, 1M LIBOR + 4.750%, 08/29/23	465,500	469,573

Transportation—0.6%
Hanjin International Corp. Term Loan B, 4.554%, 1M LIBOR + 2.500%, 10/18/20	475,000	476,188
Kenan Advantage Group, Inc.
Term Loan, 5.044%, 1M LIBOR + 3.000%, 07/31/22	563,765	540,979
Term Loan B, 5.044%, 1M LIBOR + 3.000%, 07/31/22	172,542	165,568
PODS LLC 1st Lien Term Loan, 5.053%, 1M LIBOR + 2.750%, 12/06/24	588,003	587,758
PQ Corp. Term Loan B, 4.756%, 3M LIBOR + 2.500%, 02/08/25	2,435,034	2,442,427
XPO Logistics, Inc. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 02/24/25	575,000	578,514

		4,791,434

Trucking & Leasing—0.8%
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B3, 3.794%, 1M LIBOR + 1.750%, 01/15/25	3,719,250	3,739,706
IBC Capital Ltd. 1st Lien Term Loan, 5.895%, 3M LIBOR + 3.750%, 09/11/23	541,750	539,267
SBA Senior Finance II LLC Term Loan B, 4.050%, 1M LIBOR + 2.000%, 04/11/25	1,877,176	1,880,549

		6,159,522

Total Floating Rate Loans (Cost $742,246,505)		720,482,133

Corporate Bonds & Notes—2.4%

Aerospace/Defense—0.4%
TransDigm, Inc. 6.250%, 03/15/26 (144A)	3,000,000	3,221,250

Auto Parts & Equipment—0.2%
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 6.250%, 05/15/26 (144A)	1,350,000	1,420,875

Commercial Services—0.3%
Allied Universal Holding Co. 6.625%, 07/15/26 (144A)	250,000	264,063
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/24 (144A)	625,000	641,594
5.750%, 04/15/26 (144A)	1,325,000	1,379,722

		2,285,379

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Electric—0.3%
Calpine Corp. 5.250%, 06/01/26 (144A)	2,000,000	$2,070,000
Talen Energy Supply LLC 6.625%, 01/15/28 (144A)	425,000	417,562

		2,487,562

Healthcare-Products—0.2%
Avantor, Inc. 6.000%, 10/01/24 (144A)	1,500,000	1,607,295

Media—0.4%
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	550,000	570,625
iHeartCommunications, Inc.
5.250%, 08/15/27 (144A)	200,000	208,000
6.375%, 05/01/26	105,163	113,576
8.375%, 05/01/27	190,609	205,858
Ziggo B.V. 5.500%, 01/15/27 (144A)	2,000,000	2,085,000

		3,183,059

Oil & Gas—0.2%
CITGO Petroleum Corp. 6.250%, 08/15/22 (144A)	1,000,000	1,011,250

Telecommunications—0.4%
Altice France S.A.
5.500%, 01/15/28 (144A)	475,000	480,344
7.375%, 05/01/26 (144A)	500,000	536,730
CommScope. Inc. 6.000%, 03/01/26 (144A)	2,000,000	2,069,600

		3,086,674

Total Corporate Bonds & Notes (Cost $17,884,626)		18,303,344

Common Stocks—0.5%

Advertising—0.0%
CM Acquisition Co. (f) (g)	3,472	260,400

Commercial Services—0.1%
IAP Worldwide Services LLC (d) (e) (f) (h)	44	610,122

Gas Utilities—0.0%
Southcross Holding GP LLC (d) (e) (f)	59	0
Southcross Holding L.P. - Class A (f) (g)	59	28,025

		28,025

Health Care Providers & Services—0.0%
Millennium Health LLC (f) (g)	31,600	2,212

Security Description	Shares/ Principal Amount*	Value

Internet Software & Services—0.0%
Answers Corp. (d) (e) (f)	29,070	58,721

Media—0.1%
Clear Channel Outdoor Holdings, Inc. (f) (g)	43,727	110,192
Cumulus Media, Inc. - Class A (f) (g)	40,548	589,568
iHeartMedia, Inc. - Class A (f) (g)	18,596	278,940

		978,700

Metals & Mining—0.2%
AFG Holdings, Inc. (d) (e) (f) (g)	24,746	1,292,236

Oil & Gas—0.0%
Fieldwood Energy LLC (Rights Offering Shares) (f) (g)	6,048	178,416
Fieldwood Energy LLC (Rights Offering Shares) (f) (g)	1,397	41,212

		219,628

Oil, Gas & Consumable Fuels—0.1%
Paragon Offshore Finance Co. - Class A (f) (g)	1,527	840
Paragon Offshore Finance Co. - Class B (f) (g)	764	15,280
Samson Resources II LLC - Class A (f) (g)	19,666	480,588

		496,708

Retail—0.0%
David’s Bridal, Inc. (f) (g) (h)	15,105	7,553

Total Common Stocks (Cost $3,332,692)		3,954,305

Short-Term Investment—4.0%

Repurchase Agreement—4.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $31,053,318; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $31,677,980.	31,052,628	31,052,628

Total Short-Term Investments (Cost $31,052,628)		31,052,628

Total Investments—99.8% (Cost $794,516,451)		773,792,410
Unfunded Loan Commitments—(0.1)% (Cost $(709,405)		(709,405)
Net Investments—99.7% (Cost $793,807,046)		773,083,005
Other assets and liabilities (net)—0.3%		1,960,828

Net Assets—100.0%		$775,043,833

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	This loan will settle after September 30, 2019, at which time the interest rate will be determined.
(c)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 0.6% of net assets.
(f)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(g)	Non-income producing security.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $4,300,517, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $17,983,910, which is 2.3% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
David’s Bridal, Inc.	01/18/19	15,105	$100,112	$7,553
David’s Bridal, Inc., 10.110%, 01/18/24	01/18/19	775,953	689,222	368,578
David’s Bridal, Inc., 9.610%, 07/17/23	01/17/19	204,207	200,759	176,128
IAP Worldwide Services LLC	07/18/14-07/24/14	44	52,138	610,122
J. Crew Group, Inc., 5.099%, 03/05/21	02/28/14	3,061,541	3,049,127	2,395,349
Murray Energy Corp., 9.354%, 10/17/22	06/28/19-06/29/19	1,868,647	1,795,899	742,787

				$4,300,517

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$7,221,018	$—	$7,221,018
Aerospace/Defense	—	10,583,326	—	10,583,326

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Auto Components	$—	$7,576,071	$—	$7,576,071
Auto Parts & Equipment	—	11,661,524	—	11,661,524
Automobiles	—	959,782	—	959,782
Banks	—	194,282	—	194,282
Beverages	—	2,215,573	—	2,215,573
Building Materials	—	11,518,657	—	11,518,657
Building Products	—	301,688	—	301,688
Capital Markets (Less Unfunded Loan Commitments of $37,423)	—	7,459,144	47,672	7,506,816
Chemicals	—	38,438,218	—	38,438,218
Coal	—	742,787	—	742,787
Commercial Services (Less Unfunded Loan Commitments of $231,982)	—	29,729,867	—	29,729,867
Commercial Services & Supplies	—	3,529,891	—	3,529,891
Communications Equipment	—	1,741,205	—	1,741,205
Computers	—	12,928,365	—	12,928,365
Construction Materials	—	451,681	—	451,681
Distribution/Wholesale	—	1,185,373	—	1,185,373
Distributors	—	3,511,885	—	3,511,885
Diversified Consumer Services	—	3,574,862	—	3,574,862
Diversified Financial Services	—	30,975,449	—	30,975,449
Electric	—	12,853,327	—	12,853,327
Electrical Components & Equipment	—	1,718,645	—	1,718,645
Electronics	—	5,610,290	—	5,610,290
Energy Equipment & Services	—	1,766,363	—	1,766,363
Engineering & Construction	—	1,324,251	—	1,324,251
Entertainment	—	11,118,821	—	11,118,821
Environmental Control	—	7,680,581	—	7,680,581
Food	—	21,445,699	—	21,445,699
Hand/Machine Tools	—	4,369,254	—	4,369,254
Health Care Technology	—	2,806,533	—	2,806,533
Healthcare-Products	—	19,746,414	—	19,746,414
Healthcare-Services	—	33,955,107	—	33,955,107
Hotels, Restaurants & Leisure	—	1,954,756	—	1,954,756
Household Products	—	492,165	—	492,165
Household Products/Wares	—	5,810,235	—	5,810,235
Industrial Conglomerates	—	2,696,263	—	2,696,263
Insurance	—	29,567,761	—	29,567,761
Internet	—	21,514,987	—	21,514,987
Internet Software & Services	—	821,855	—	821,855
Investment Company Securities	—	1,974,820	—	1,974,820
Iron/Steel	—	1,294,382	—	1,294,382
IT Services	—	739,390	—	739,390
Leisure Products	—	5,968,225	—	5,968,225
Leisure Time	—	6,945,666	—	6,945,666
Life Sciences Tools & Services	—	777,628	—	777,628
Lodging	—	14,365,381	—	14,365,381
Machinery	—	2,471,703	—	2,471,703
Machinery-Construction & Mining	—	4,091,031	—	4,091,031
Machinery-Diversified	—	11,124,562	—	11,124,562
Marine	—	1,589,097	—	1,589,097
Media	—	36,102,983	—	36,102,983
Metal Fabricate/Hardware	—	10,236,539	—	10,236,539
Mining	—	946,738	—	946,738
Miscellaneous Manufacturing	—	7,551,985	—	7,551,985
Office/Business Equipment	—	966,491	—	966,491
Oil & Gas	—	10,845,697	—	10,845,697
Oil & Gas Services	—	1,548,972	—	1,548,972
Packaging & Containers	—	18,330,874	—	18,330,874
Pharmaceuticals	—	27,172,887	—	27,172,887

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pipelines	$—	$223,871	$—	$223,871
Professional Services	—	2,903,281	—	2,903,281
Real Estate	—	6,359,917	—	6,359,917
Real Estate Investment Trusts	—	6,926,224	—	6,926,224
Retail	—	27,902,847	2,395,349	30,298,196
Semiconductors	—	5,154,194	—	5,154,194
Software	—	73,824,386	—	73,824,386
Technology Hardware, Storage & Peripherals (Less Unfunded Loan Commitments of $440,000)	—	1,440,204	—	1,440,204
Telecommunications	—	42,133,539	—	42,133,539
Thrifts & Mortgage Finance	—	241,709	—	241,709
Trading Companies & Distributors	—	469,573	—	469,573
Transportation	—	4,791,434	—	4,791,434
Trucking & Leasing	—	6,159,522	—	6,159,522
Total Floating Rate Loans (Less Unfunded Loan Commitments of $709,405)	—	717,329,707	2,443,021	719,772,728
Total Corporate Bonds & Notes*	—	18,303,344	—	18,303,344
Common Stocks
Advertising	—	260,400	—	260,400
Commercial Services	—	—	610,122	610,122
Gas Utilities	—	28,025	0	28,025
Health Care Providers & Services	—	2,212	—	2,212
Internet Software & Services	—	—	58,721	58,721
Media	978,700	—	—	978,700
Metals & Mining	—	—	1,292,236	1,292,236
Oil & Gas	—	219,628	—	219,628
Oil, Gas & Consumable Fuels	—	496,708	—	496,708
Retail	—	7,553	—	7,553
Total Common Stocks	978,700	1,014,526	1,961,079	3,954,305
Total Short-Term Investment*	—	31,052,628	—	31,052,628
Total Net Investments (Less Unfunded Loan Commitments of $709,405)	$978,700	$767,700,205	$4,404,100	$773,083,005

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—27.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—16.4%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	325,364	$338,812
4.500%, 03/01/25	813,740	854,474
Fannie Mae ARM Pool
3.665%, 6M LIBOR + 1.415%, 09/01/32 (a)	10,999	11,188
3.682%, 6M LIBOR + 1.135%, 11/01/33 (a)	4,057	4,101
3.793%, 6M LIBOR + 1.208%, 11/01/33 (a)	1,499	1,507
3.809%, 6M LIBOR + 1.152%, 03/01/28 (a)	6,866	6,969
3.836%, 6M LIBOR + 1.405%, 03/01/35 (a)	23,048	23,734
3.978%, 6M LIBOR + 1.413%, 11/01/34 (a)	5,139	5,275
4.014%, 6M LIBOR + 1.434%, 02/01/36 (a)	34,460	35,544
4.021%, 12M LIBOR + 1.521%, 07/01/33 (a)	31,388	32,708
4.038%, 6M LIBOR + 1.570%, 11/01/35 (a)	69,135	71,225
4.040%, 6M LIBOR + 1.415%, 06/01/32 (a)	8,894	8,935
4.050%, 12M LIBOR + 1.720%, 08/01/35 (a)	128,669	135,282
4.056%, 6M LIBOR + 1.435%, 12/01/32 (a)	195,380	205,583
4.065%, 1Y H15 + 2.065%, 12/01/25 (a)	8,513	8,594
4.073%, 6M LIBOR + 1.585%, 03/01/36 (a)	156,433	162,287
4.171%, 6M LIBOR + 1.546%, 12/01/34 (a)	28,178	29,125
4.175%, 1Y H15 + 1.675%, 11/01/32 (a)	10,044	10,399
4.207%, 6M LIBOR + 1.543%, 09/01/35 (a)	11,259	11,606
4.247%, 12M LIBOR + 1.503%, 07/01/33 (a)	35,306	36,970
4.264%, 6M LIBOR + 1.620%, 11/01/32 (a)	23,435	24,471
4.268%, 6M LIBOR + 1.662%, 03/01/37 (a)	5,750	5,983
4.270%, 12M LIBOR + 1.645%, 09/01/39 (a)	2,361	2,452
4.300%, 1Y H15 + 2.300%, 09/01/32 (a)	3,230	3,273
4.305%, 6M LIBOR + 1.665%, 04/01/36 (a)	41,887	43,552
4.310%, 12M LIBOR + 1.691%, 08/01/37 (a)	11,425	12,030
4.311%, 1Y H15 + 2.010%, 06/01/25 (a)	36,745	37,284
4.322%, 12M LIBOR + 1.690%, 11/01/35 (a)	20,329	21,278
4.347%, 12M LIBOR + 1.824%, 09/01/37 (a)	2,771	2,925
4.356%, 6M LIBOR + 2.106%, 09/01/33 (a)	23,999	25,148
4.363%, 1Y H15 + 2.290%, 08/01/32 (a)	44,686	46,373
4.373%, 1Y H15 + 1.998%, 10/01/32 (a)	11,718	12,206
4.373%, 6M LIBOR + 2.123%, 08/01/33 (a)	20,039	21,227
4.383%, 6M LIBOR + 1.758%, 06/01/28 (a)	1,938	2,014
4.399%, 1Y H15 + 1.923%, 08/01/29 (a)	2,950	3,054
4.422%, 12M LIBOR + 1.630%, 05/01/33 (a)	10,691	11,249
4.436%, 1Y H15 + 1.686%, 03/01/33 (a)	941	957
4.441%, 12M LIBOR + 1.577%, 01/01/36 (a)	42,271	44,213
4.494%, 1Y H15 + 1.895%, 02/01/25 (a)	46,755	47,845
4.501%, 12M LIBOR + 1.690%, 11/01/36 (a)	1,409,398	1,479,791
4.520%, 1Y H15 + 2.270%, 09/01/30 (a)	37,069	38,438
4.524%, 1Y H15 + 2.149%, 08/01/33 (a)	45,777	47,768
4.525%, 1Y H15 + 2.275%, 02/01/33 (a)	34,936	35,401
4.545%, 12M LIBOR + 1.420%, 03/01/36 (a)	5,231	5,296
4.550%, 12M LIBOR + 1.550%, 02/01/44 (a)	28,540	29,560
4.557%, 12M LIBOR + 1.792%, 10/01/36 (a)	3,986	4,185
4.559%, 12M LIBOR + 1.684%, 12/01/32 (a)	5,414	5,583
4.567%, 1Y H15 + 2.192%, 09/01/37 (a)	20,334	21,262
4.574%, 12M LIBOR + 1.699%, 10/01/33 (a)	30,662	32,011
4.582%, 12M LIBOR + 1.582%, 03/01/33 (a)	39,583	41,220
4.588%, 1Y H15 + 2.075%, 07/01/33 (a)	26,710	27,706
4.597%, 1Y H15 + 2.270%, 08/01/30 (a)	12,411	12,699
4.598%, 1Y H15 + 2.223%, 07/01/35 (a)	15,900	16,765
4.625%, 12M LIBOR + 1.750%, 04/01/34 (a)	94,808	99,627

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
4.640%, 12M LIBOR + 1.765%, 11/01/36 (a)	1,088	1,145
4.645%, 1Y H15 + 2.181%, 03/01/30 (a)	813	839
4.650%, 12M LIBOR + 1.775%, 04/01/34 (a)	16,677	16,998
4.655%, 1Y H15 + 2.280%, 07/01/32 (a)	2,473	2,507
4.655%, 12M LIBOR + 1.530%, 02/01/33 (a)	33,411	33,885
4.655%, 12M LIBOR + 1.655%, 08/01/34 (a)	1,089	1,122
4.661%, 1Y H15 + 2.161%, 07/01/33 (a)	22,692	23,250
4.675%, 1Y H15 + 2.175%, 06/01/30 (a)	8,051	8,146
4.690%, 1Y H15 + 2.133%, 04/01/27 (a)	2,788	2,907
4.696%, 1Y H15 + 2.248%, 03/01/38 (a)	17,492	18,385
4.698%, 1Y H15 + 2.198%, 06/01/33 (a)	22,100	22,376
4.702%, 1Y H15 + 2.190%, 11/01/35 (a)	1,793,440	1,887,177
4.708%, 12M LIBOR + 1.833%, 08/01/32 (a)	50,709	51,384
4.710%, 12M LIBOR + 1.585%, 02/01/36 (a)	12,993	13,589
4.713%, 12M LIBOR + 1.713%, 02/01/32 (a)	67,630	68,183
4.716%, 12M LIBOR + 1.591%, 12/01/32 (a)	8,451	8,807
4.726%, 1Y H15 + 2.360%, 11/01/34 (a)	1,882,428	1,995,680
4.732%, 12M LIBOR + 1.709%, 09/01/35 (a)	2,144,061	2,251,412
4.734%, 12M LIBOR + 1.905%, 11/01/35 (a)	479,403	506,535
4.736%, 1Y H15 + 2.152%, 12/01/33 (a)	50,479	53,166
4.751%, 1Y H15 + 2.287%, 01/01/32 (a)	3,679	3,811
4.751%, 12M LIBOR + 1.810%, 04/01/40 (a)	2,666	2,792
4.759%, 1Y H15 + 2.349%, 07/01/28 (a)	4,287	4,443
4.771%, 1Y H15 + 2.333%, 09/01/33 (a)	1,349	1,380
4.775%, 6M LIBOR + 2.275%, 08/01/32 (a)	25,589	26,078
4.778%, 12M LIBOR + 1.778%, 12/01/35 (a)	123,470	127,372
4.807%, 1Y H15 + 2.220%, 09/01/33 (a)	4,972	5,220
4.810%, 12M LIBOR + 1.810%, 04/01/35 (a)	262,064	275,342
4.822%, 1Y H15 + 2.218%, 09/01/36 (a)	720	761
4.823%, 1Y H15 + 2.270%, 01/01/29 (a)	10,184	10,271
4.855%, 1Y H15 + 2.105%, 07/01/25 (a)	144	146
4.863%, 12M LIBOR + 1.814%, 03/01/36 (a)	12,539	13,280
4.875%, 6M LIBOR + 2.250%, 10/01/33 (a)	20,839	21,191
4.875%, 6M LIBOR + 2.250%, 05/01/34 (a)	24,189	24,884
4.885%, 1Y H15 + 2.510%, 08/01/35 (a)	5,811	5,995
4.895%, 1Y H15 + 2.270%, 01/01/32 (a)	9,147	9,240
4.910%, 1Y H15 + 2.285%, 02/01/35 (a)	32,330	34,007
4.940%, 12M LIBOR + 1.815%, 03/01/37 (a)	885	917
4.963%, 12M LIBOR + 1.889%, 03/01/36 (a)	28,965	30,068
5.015%, 1Y H15 + 2.310%, 04/01/36 (a)	3,775	3,974
5.025%, 1Y H15 + 2.525%, 05/01/32 (a)	4,207	4,217
5.025%, 1Y H15 + 2.275%, 06/01/35 (a)	44,104	44,622
Fannie Mae Connecticut Avenue Securities (CMO)
2.668%, 1M LIBOR + 0.650%, 05/25/30 (a)	565,461	565,544
2.668%, 1M LIBOR + 0.650%, 08/25/30 (a)	1,161,682	1,161,654
3.168%, 1M LIBOR + 1.150%, 09/25/29 (a)	424,830	425,492
3.318%, 1M LIBOR + 1.300%, 04/25/29 (a)	1,145,973	1,148,796
4.618%, 1M LIBOR + 2.600%, 05/25/24 (a)	5,498,530	5,733,097
4.918%, 1M LIBOR + 2.900%, 07/25/24 (a)	3,591,804	3,741,445
5.018%, 1M LIBOR + 3.000%, 07/25/24 (a)	6,063,031	6,365,785
5.568%, 1M LIBOR + 3.550%, 07/25/29 (a)	2,980,000	3,131,923
6.018%, 1M LIBOR + 4.000%, 05/25/25 (a)	5,797,512	6,083,431
6.268%, 1M LIBOR + 4.250%, 01/25/29 (a)	1,900,000	2,006,829
6.268%, 1M LIBOR + 4.250%, 04/25/29 (a)	1,330,000	1,421,609
6.318%, 1M LIBOR + 4.300%, 02/25/25 (a)	4,663,853	4,939,942

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Connecticut Avenue Securities (CMO)
6.368%, 1M LIBOR + 4.350%, 05/25/29 (a)	3,575,892	$3,769,130
6.468%, 1M LIBOR + 4.450%, 01/25/29 (a)	2,805,791	2,953,996
6.568%, 1M LIBOR + 4.550%, 02/25/25 (a)	2,527,127	2,621,422
6.918%, 1M LIBOR + 4.900%, 11/25/24 (a)	4,391,488	4,793,220
7.018%, 1M LIBOR + 5.000%, 11/25/24 (a)	2,225,528	2,379,363
7.018%, 1M LIBOR + 5.000%, 07/25/25 (a)	6,491,097	6,950,717
7.268%, 1M LIBOR + 5.250%, 10/25/23 (a)	3,830,508	4,235,097
8.968%, 1M LIBOR + 6.950%, 08/25/28 (a)	3,249,871	3,516,559
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
2.718%, 1M LIBOR + 0.700%, 09/25/30 (a)	1,947,529	1,947,966
3.368%, 1M LIBOR + 1.350%, 03/25/29 (a)	192,211	193,039
3.868%, 1M LIBOR + 1.850%, 10/25/27 (a)	2,547,216	2,563,787
4.218%, 1M LIBOR + 2.200%, 02/25/24 (a)	411,951	416,767
4.218%, 1M LIBOR + 2.200%, 10/25/28 (a)	76,096	76,160
4.268%, 1M LIBOR + 2.250%, 11/25/28 (a)	718,669	721,954
4.368%, 1M LIBOR + 2.350%, 04/25/30 (a)	3,050,000	3,085,460
4.518%, 1M LIBOR + 2.500%, 03/25/30 (a)	2,000,000	2,042,704
4.618%, 1M LIBOR + 2.600%, 12/25/27 (a)	984,345	989,035
4.668%, 1M LIBOR + 2.650%, 03/25/28 (a)	1,095,078	1,099,771
4.768%, 1M LIBOR + 2.750%, 09/25/28 (a)	308,334	309,792
4.818%, 1M LIBOR + 2.800%, 05/25/28 (a)	1,448,171	1,457,587
4.868%, 1M LIBOR + 2.850%, 04/25/28 (a)	1,738,769	1,755,810
5.045%, 1M LIBOR + 2.900%, 07/25/28 (a)	149,422	150,433
5.268%, 1M LIBOR + 3.250%, 05/25/25 (a)	2,780,000	2,918,937
5.318%, 1M LIBOR + 3.300%, 10/25/27 (a)	3,160,000	3,338,672
5.468%, 1M LIBOR + 3.450%, 10/25/29 (a)	3,750,000	3,956,129
5.568%, 1M LIBOR + 3.550%, 08/25/29 (a)	4,250,000	4,462,945
5.618%, 1M LIBOR + 3.600%, 04/25/24 (a)	1,400,000	1,485,081
5.768%, 1M LIBOR + 3.750%, 09/25/24 (a)	4,990,000	5,402,882
5.818%, 1M LIBOR + 3.800%, 03/25/25 (a)	4,349,906	4,475,595
5.918%, 1M LIBOR + 3.900%, 12/25/27 (a)	7,265,000	7,550,826
6.018%, 1M LIBOR + 4.000%, 08/25/24 (a)	313,905	331,695
6.118%, 1M LIBOR + 4.100%, 08/25/24 (a)	3,881,264	4,113,984
6.168%, 1M LIBOR + 4.150%, 01/25/25 (a)	5,088,038	5,277,172
6.568%, 1M LIBOR + 4.550%, 10/25/24 (a)	3,769,455	4,037,301
6.668%, 1M LIBOR + 4.650%, 10/25/28 (a)	4,600,000	4,928,909
6.718%, 1M LIBOR + 4.700%, 03/25/28 (a)	2,250,000	2,401,653
6.768%, 1M LIBOR + 4.750%, 10/25/24 (a)	1,371,668	1,456,231
7.168%, 1M LIBOR + 5.150%, 11/25/28 (a)	2,840,000	3,085,794
7.695%, 1M LIBOR + 5.550%, 07/25/28 (a)	7,750,000	8,586,194

		164,441,984

U.S. Treasury—11.3%
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/21 (b)	5,845,446	5,782,876
0.125%, 01/15/22 (b)	17,002,950	16,841,470
0.375%, 07/15/23 (b)	10,032,204	10,094,275
1.375%, 01/15/20 (b)	11,425,128	11,390,317
U.S. Treasury Notes
1.125%, 08/31/21	2,000,000	1,979,688
1.750%, 03/31/22	6,000,000	6,022,734
2.000%, 08/31/21 (c)	8,000,000	8,049,375
2.000%, 10/31/21	19,000,000	19,132,852
2.125%, 09/30/21	26,000,000	26,238,672

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.250%, 07/31/21	8,000,000	8,080,312

		113,612,571

Total U.S. Treasury & Government Agencies (Cost $283,406,912)		278,054,555

Corporate Bonds & Notes—26.7%

Agriculture—0.6%
BAT Capital Corp. 2.764%, 08/15/22 (c)	1,400,000	1,413,281
Bunge, Ltd. Finance Corp.
3.500%, 11/24/20	1,300,000	1,314,036
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,100,000	3,111,239

		5,838,556

Banks—10.4%
Akbank T.A.S. 5.125%, 03/31/25 (144A)	700,000	658,238
ANZ New Zealand International, Ltd. 2.850%, 08/06/20 (144A) (c)	4,600,000	4,632,219
Banca Monte dei Paschi di Siena S.p.A. 2.875%, 04/16/59 (EUR)	4,100,000	4,655,279
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,155,000	2,200,923
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	3,700,000	3,847,843
Bank of New York Mellon Corp. (The) 2.994%, 3M LIBOR + 0.870%, 08/17/20 (a)	3,900,000	3,926,453
BPCE S.A. 2.650%, 02/03/21	1,200,000	1,206,311
Citibank N.A. 3.165%, 3M LIBOR + 0.530%, 02/19/22 (a) (c)	3,000,000	3,040,342
Citigroup, Inc.
2.350%, 08/02/21 (c)	2,100,000	2,109,621
2.400%, 02/18/20	4,600,000	4,604,029
2.900%, 12/08/21	1,000,000	1,015,068
Credit Suisse AG 4.375%, 08/05/20	1,000,000	1,019,620
Deutsche Bank AG 3.446%, 3M LIBOR + 1.310%, 08/20/20 (a) (c)	3,700,000	3,692,549
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	2,000,000	2,026,678
Goldman Sachs Group, Inc. (The)
2.625%, 04/25/21	2,100,000	2,112,703
3.319%, 3M LIBOR + 1.200%, 09/15/20 (a)	11,400,000	11,487,881
HSBC Holdings plc
2.950%, 05/25/21	3,000,000	3,030,801
3.400%, 03/08/21	1,500,000	1,522,950
Industrial & Commercial Bank of China, Ltd.
2.957%, 11/08/22	3,800,000	3,826,223
3.231%, 11/13/19	2,700,000	2,701,971
JPMorgan Chase & Co. 2.200%, 10/22/19	4,000,000	4,000,061

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley
2.800%, 06/16/20	2,700,000	$2,713,634
3.396%, 3M LIBOR + 1.140%, 01/27/20 (a)	7,900,000	7,927,200
Regions Financial Corp. 3.200%, 02/08/21	4,300,000	4,352,957
Royal Bank of Canada 2.100%, 10/14/20	3,700,000	3,702,353
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (a)	4,100,000	4,232,753
Toronto-Dominion Bank (The) 2.250%, 03/15/21 (144A)	4,000,000	4,020,061
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/21 (EUR)	700,000	767,535
Wells Fargo & Co.
3.158%, 3M LIBOR + 0.880%, 07/22/20 (a) (c)	4,500,000	4,525,426
Westpac Banking Corp. 2.250%, 11/09/20 (144A)	3,700,000	3,710,967
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,287,275

		104,557,924

Beverages—0.1%
Coca-Cola Femsa S.A.B. de C.V. 4.625%, 02/15/20 (c)	600,000	604,563

Biotechnology—1.0%
Biogen, Inc. 2.900%, 09/15/20	4,500,000	4,532,250
Celgene Corp.
2.250%, 08/15/21	3,800,000	3,800,096
2.750%, 02/15/23	1,500,000	1,526,863

		9,859,209

Chemicals—0.2%
CNAC HK Finbridge Co., Ltd. 3.875%, 06/19/29	1,500,000	1,541,559

Cosmetics/Personal Care—0.2%
Avon Products, Inc. 7.000%, 03/15/23	950,000	999,875
Procter & Gamble Co. (The) 1.700%, 11/03/21	1,500,000	1,498,623

		2,498,498

Diversified Financial Services—1.4%
Capital One Financial Corp.
2.500%, 05/12/20	1,700,000	1,703,018
3.050%, 03/09/22 (c)	5,400,000	5,507,653
Jyske Realkredit A/S 1.000%, 04/01/26 (DKK)	15,620,000	2,465,567
Navient Corp.
6.500%, 06/15/22	800,000	852,000
6.625%, 07/26/21 (c)	500,000	525,000
8.000%, 03/25/20	500,000	510,000

Diversified Financial Services—(Continued)
Park Aerospace Holdings, Ltd. 5.250%, 08/15/22 (144A)	1,000,000	1,053,900
Realkredit Danmark A/S 1.000%, 04/01/27 (DKK)	9,390,000	1,491,752

		14,108,890

Electric—1.5%
Calpine Corp. 5.875%, 01/15/24 (144A) (c)	1,500,000	1,533,750
Dominion Energy, Inc. 2.579%, 07/01/20	2,100,000	2,104,678
Korea East-West Power Co., Ltd. 3.875%, 07/19/23 (144A) (c)	1,300,000	1,372,823
PSEG Power LLC 3.000%, 06/15/21 (c)	3,300,000	3,333,517
Southern Co. (The)
2.350%, 07/01/21	2,800,000	2,808,414
State Grid Overseas Investment, Ltd. 2.750%, 05/04/22 (144A)	3,800,000	3,829,306

		14,982,488

Electronics—0.1%
Tech Data Corp. 3.700%, 02/15/22 (c)	500,000	511,227

Engineering & Construction—0.1%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	600,000	595,140

Food—0.3%
Kroger Co. (The) 2.600%, 02/01/21 (c)	3,200,000	3,211,660

Healthcare-Products—0.2%
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/20	2,000,000	2,003,411

Healthcare-Services—0.5%
Anthem, Inc. 2.500%, 11/21/20	3,200,000	3,210,941
Centene Corp. 4.750%, 05/15/22	1,500,000	1,530,300
CHS/Community Health Systems, Inc. 8.125%, 06/30/24 (144A) (c)	500,000	397,500

		5,138,741

Insurance—1.0%
Jackson National Life Global Funding 3.300%, 02/01/22 (144A)	2,000,000	2,050,662
Marsh & McLennan Cos., Inc. 3.500%, 12/29/20	1,000,000	1,015,945
Pricoa Global Funding I 2.550%, 11/24/20 (144A)	3,700,000	3,721,638

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Protective Life Global Funding 2.262%, 04/08/20 (144A)	3,100,000	$3,101,442

		9,889,687

Internet—1.1%
Alibaba Group Holding, Ltd. 3.125%, 11/28/21	2,100,000	2,132,750
Amazon.com, Inc. 2.400%, 02/22/23 (c)	1,700,000	1,729,354
Baidu, Inc. 4.375%, 05/14/24	2,300,000	2,450,831
Symantec Corp. 4.200%, 09/15/20 (c)	1,500,000	1,518,772
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A)	3,300,000	3,351,728

		11,183,435

Lodging—0.5%
Marriott International, Inc.
2.875%, 03/01/21	4,800,000	4,842,458

Machinery-Construction & Mining—0.2%
Caterpillar Financial Services Corp. 1.700%, 08/09/21 (c)	1,600,000	1,593,028

Machinery-Diversified—0.2%
CNH Industrial Capital LLC 3.875%, 10/15/21	2,200,000	2,257,024

Media—0.6%
Altice Financing S.A. 7.500%, 05/15/26 (144A)	800,000	849,992
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 02/15/23	1,500,000	1,524,375
Comcast Corp. 3.450%, 10/01/21	1,000,000	1,029,796
CSC Holdings LLC 6.750%, 11/15/21 (c)	300,000	323,250
DISH DBS Corp. 5.875%, 07/15/22	1,100,000	1,144,000
Sirius XM Radio, Inc. 4.625%, 07/15/24 (144A)	700,000	725,781

		5,597,194

Mining—0.4%
FMG Resources August 2006 Pty, Ltd. 4.750%, 05/15/22 (144A)	900,000	923,625
Glencore Funding LLC 3.000%, 10/27/22 (144A)	3,600,000	3,627,144

		4,550,769

Oil & Gas—0.8%
Aker BP ASA 4.750%, 06/15/24 (144A)	700,000	731,150
California Resources Corp. 8.000%, 12/15/22 (144A) (c)	1,016,000	502,920

Oil & Gas—(Continued)
Harvest Operations Corp. 4.200%, 06/01/23 (144A)	800,000	852,552
Occidental Petroleum Corp. 4.850%, 03/15/21	1,832,000	1,894,233
Sanchez Energy Corp. 7.750%, 06/15/21	1,200,000	72,000
Sunoco L.P. / Sunoco Finance Corp. 4.875%, 01/15/23	1,500,000	1,539,375
Total Capital International S.A. 2.750%, 06/19/21	2,000,000	2,026,815

		7,619,045

Oil & Gas Services—0.0%
Weatherford International, Ltd. 7.750%, 06/15/21 (l)	700,000	250,250

Packaging & Containers—0.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.250%, 09/15/22 (144A) (c)	1,200,000	1,215,576
OI European Group B.V.
4.000%, 03/15/23 (144A)	1,000,000	1,006,250
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/22 (144A)	500,000	515,725
5.875%, 08/15/23 (144A) (c)	700,000	742,875

		3,480,426

Pharmaceuticals—1.7%
Allergan Funding SCS 3.450%, 03/15/22 (c)	4,900,000	5,022,013
Bayer U.S. Finance LLC 3.875%, 12/15/23 (144A)	3,000,000	3,134,101
Cigna Corp. 3.750%, 07/15/23	600,000	627,474
CVS Health Corp.
2.125%, 06/01/21	1,600,000	1,598,444
2.800%, 07/20/20	1,100,000	1,104,896
3.700%, 03/09/23	2,700,000	2,810,232
Express Scripts Holding Co. 4.750%, 11/15/21	2,700,000	2,837,402

		17,134,562

Pipelines—1.2%
Energy Transfer Operating L.P. 4.200%, 09/15/23	1,000,000	1,052,051
Enterprise Products Operating LLC 2.550%, 10/15/19	1,600,000	1,600,285
Kinder Morgan, Inc. 3.050%, 12/01/19	5,300,000	5,302,954
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	3,385,000	3,496,806
Williams Cos., Inc. (The) 4.125%, 11/15/20	600,000	609,396

		12,061,492

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.1%
Equinix, Inc. 5.375%, 04/01/23	1,500,000	$1,533,300

Retail—0.5%
1011778 BC ULC / New Red Finance, Inc. 4.250%, 05/15/24 (144A) (c)	1,500,000	1,543,065
Dollar Tree, Inc. 3.700%, 05/15/23	3,200,000	3,318,984
KSouth Africa, Ltd.
3.000% PIK, 12/31/22 (144A) (d)	651,324	814
25.000% PIK, 12/31/22 (144A) (d)	154,749	774

		4,863,637

Software—0.5%
Fiserv, Inc. 2.700%, 06/01/20	5,500,000	5,514,649

Telecommunications—0.6%
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	1,900,000	1,930,875
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	900,000	903,375
T-Mobile USA, Inc. 4.000%, 04/15/22 (c)	500,000	512,500
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	2,500,000	2,539,993

		5,886,743

Transportation—0.2%
FedEx Corp. 3.400%, 01/14/22	800,000	820,281
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/42 (144A)	1,000,000	1,338,612

		2,158,893

Trucking & Leasing—0.2%
DAE Funding LLC 4.000%, 08/01/20 (144A) (c)	1,700,000	1,710,625

Total Corporate Bonds & Notes (Cost $267,309,386)		267,579,083

Asset-Backed Securities—21.9%

Asset-Backed - Credit Card—1.3%
American Express Credit Account Master Trust 2.100%, 09/15/22	4,200,000	4,197,182
Citibank Credit Card Issuance Trust 2.490%, 01/20/23	5,500,000	5,540,491
Discover Card Execution Note Trust 2.298%, 1M LIBOR + 0.270%, 12/15/23 (a)	2,930,000	2,932,909

		12,670,582

Asset-Backed - Home Equity—0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.378%, 1M LIBOR + 0.360%, 10/25/35 (a)	357,033	357,614
GSAA Home Equity Trust 2.963%, 1M LIBOR + 0.945%, 02/25/35 (a)	868,359	883,002
RAAC Trust 2.718%, 1M LIBOR + 0.700%, 03/25/34 (a)	196,816	195,215

		1,435,831

Asset-Backed - Other—20.5%
Adagio CLO VIII DAC 1.650%, 3M EURIBOR + 1.650%, 04/15/32 (144A) (EUR) (a)	400,000	436,416
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,327,509	2,421,270
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.843%, 1M LIBOR + 0.825%, 06/25/34 (a)	423,180	426,100
AMMC CLO, Ltd. 3.563%, 3M LIBOR + 1.260%, 01/15/32 (144A) (a)	2,000,000	1,993,860
Ares Euro CLO B.V.
0.920%, 3M EURIBOR + 0.920%, 04/17/32 (144A) (EUR) (a)	3,200,000	3,487,841
1.600%, 3M EURIBOR + 1.600%, 04/17/32 (144A) (EUR) (a)	500,000	544,975
Atrium XII 3.108%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	5,000,000	4,999,755
Atrium XIII 4.059%, 3M LIBOR + 1.800%, 11/21/30 (144A) (a)	1,000,000	967,236
Atrium XIV LLC 4.022%, 3M LIBOR + 1.700%, 08/23/30 (144A) (a)	300,000	298,789
Atrium XV 4.009%, 3M LIBOR + 1.750%, 01/23/31 (144A) (a)	1,000,000	996,385
Avoca CLO XVII Designated Activity Co. 1.7000%, 3M EURIBOR + 1.700%, 10/15/32 (144A) (EUR) (a)	1,000,000	1,092,130
Bain Capital Credit CLO
3.219%, 3M LIBOR + 0.960%, 04/23/31 (144A) (a)	1,500,000	1,482,903
3.409%, 3M LIBOR + 1.150%, 04/23/31 (144A) (a)	1,000,000	973,023
BCC Middle Market CLO LLC 4.428%, 3M LIBOR + 2.150%, 10/20/30 (144A) (a)	1,600,000	1,575,258
BlueMountain CLO, Ltd.
3.186%, 3M LIBOR + 1.050%, 11/20/28 (144A) (a)	860,714	860,734
3.978%, 3M LIBOR + 1.700%, 10/20/31 (144A) (a)	3,000,000	2,987,571
4.028%, 3M LIBOR + 1.750%, 10/20/30 (144A) (a)	3,000,000	2,981,583
4.046%, 3M LIBOR + 1.770%, 10/25/30 (144A) (a)	3,200,000	3,180,397
4.476%, 3M LIBOR + 2.200%, 10/25/30 (144A) (a)	714,285	694,249
4.478%, 3M LIBOR + 2.200%, 10/20/30 (144A) (a)	600,000	582,751
BlueMountain Fuji U.S. CLO, Ltd.
4.003%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	2,000,000	1,916,076
4.428%, 3M LIBOR + 2.150%, 10/20/30 (144A) (a)	2,000,000	1,954,418
4.628%, 3M LIBOR + 2.350%, 07/20/29 (144A) (a)	600,000	590,456
Burnham Park CLO, Ltd. 3.778%, 3M LIBOR + 1.500%, 10/20/29 (144A) (a)	1,116,142	1,103,868
Carlyle Global Market Strategies CLO, Ltd. 3.903%, 3M LIBOR + 1.600%, 07/15/30 (144A) (a)	2,000,000	1,972,994

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle GMS Finance MM CLO LLC 4.503%, 3M LIBOR + 2.200%, 10/15/31 (144A) (a)	1,000,000	$991,628
Carlyle U.S. CLO, Ltd.
4.628%, 3M LIBOR + 2.350%, 07/20/29 (144A) (a)	500,000	493,007
4.078%, 3M LIBOR + 1.800%, 01/20/30 (144A) (a)	1,000,000	961,254
4.678%, 3M LIBOR + 2.400%, 07/20/31 (144A) (a)	642,000	640,701
Catamaran CLO, Ltd. 5.250%, 3M LIBOR + 2.950%, 10/18/26 (144A) (a)	2,384,800	2,384,182
Centerline REIT, Inc. 5.040%, 09/21/45 (144A)	178,586	178,114
Cole Park CLO, Ltd. 3.878%, 3M LIBOR + 1.600%, 10/20/28 (144A) (a)	857,143	850,410
Colombia Cent CLO, Ltd. 3.876%, 3M LIBOR + 1.600%, 10/25/28 (144A) (a)	769,231	761,740
Cook Park CLO Ltd. 3.423%, 3M LIBOR + 1.120%, 04/17/30 (144A) (a)	1,500,000	1,457,541
Countrywide Asset-Backed Certificates 2.768%, 1M LIBOR + 0.750%, 03/25/34 (a)	151,019	151,767
Dryden 45 Senior Loan Fund
3.703%, 3M LIBOR + 1.400%, 10/15/30 (144A) (a)	3,000,000	2,950,251
4.003%, 3M LIBOR + 1.700%, 10/15/30 (144A) (a)	5,300,000	5,254,738
Dryden 49 Senior Loan Fund 4.650%, 3M LIBOR + 2.350%, 07/18/30 (144A) (a)	380,000	377,031
Dryden 50 Senior Loan Fund 4.553%, 3M LIBOR + 2.250%, 07/15/30 (144A) (a)	500,000	490,717
Dryden 58 CLO, Ltd. 3.803%, 3M LIBOR + 1.500%, 07/17/31 (144A) (a)	750,000	733,239
Dryden 61 CLO, Ltd. 3.703%, 3M LIBOR + 1.400%, 01/17/32 (144A) (a)	1,500,000	1,481,102
Dryden 64 CLO, Ltd. 5.430%, 3M LIBOR + 2.650%, 04/18/31 (144A) (a)	400,000	379,581
Dryden 70 CLO, Ltd. 4.022%, 3M LIBOR + 1.700%, 01/16/32 (144A) (a)	280,290	277,094
Dunedin Park CLO DAC
1.070%, 3M EURIBOR + 1.070%, 10/22/32 (144A) (EUR) (a)	2,000,000	2,187,506
1.750%, 3M EURIBOR + 1.750%, 10/22/32 (144A) (EUR) (a)	900,000	983,398
Euro-Galaxy III CLO B.V. 1.500%, 3M EURIBOR + 1.500%, 01/17/31 (144A) (EUR) (a)	575,000	626,721
Euro-Galaxy V CLO B.V. 1.600%, 3M EURIBOR + 1.600%, 11/10/30 (144A) (EUR) (a)	1,000,000	1,089,956
Galaxy CLO, Ltd.
3.350%, 3M LIBOR + 1.200%, 11/22/31 (144A) (a)	1,371,841	1,371,827
3.850%, 3M LIBOR + 1.700%, 11/22/31 (144A) (a)	1,800,000	1,793,581
4.918%, 3M LIBOR + 2.750%, 05/16/31 (144A) (a)	250,000	231,255
GSAMP Trust 3.023%, 1M LIBOR + 1.005%, 06/25/35 (a)	48,947	48,965
Halcyon Loan Advisors Funding, Ltd. 4.078%, 3M LIBOR + 1.800%, 07/21/31 (144A) (a)	1,500,000	1,462,587
Highbridge Loan Management, Ltd.
3.700%, 3M LIBOR + 2.150%, 10/15/30 (144A) (a)	3,000,000	2,969,154
4.150%, 3M LIBOR + 2.150%, 10/15/30 (144A) (a)	600,000	588,625

Asset-Backed - Other—(Continued)
Invitation Homes Trust
2.875%, 1M LIBOR + 0.850%, 12/17/36 (144A) (a)	5,504,429	5,507,148
3.025%, 1M LIBOR + 1.000%, 07/17/37 (144A) (a)	4,435,924	4,428,678
3.125%, 1M LIBOR + 1.100%, 01/17/38 (144A) (a)	1,532,606	1,536,202
LCM, Ltd.
3.483%, 3M LIBOR + 1.180%, 10/15/31 (144A) (a)	722,222	721,141
3.728%, 3M LIBOR + 1.450%, 10/20/28 (144A) (a)	2,400,000	2,367,550
3.878%, 3M LIBOR + 1.600%, 10/20/30 (144A) (a)	500,000	496,381
4.078%, 3M LIBOR + 1.800%, 01/20/31 (144A) (a)	1,000,000	950,905
Long Point Park CLO, Ltd. 4.003%, 3M LIBOR + 1.700%, 01/17/30 (144A) (a)	1,000,000	952,977
Madison Park Euro Funding XIV DAC 1.120%, 3M EURIBOR + 1.120%, 07/15/32 (144A) (EUR) (a)	1,400,000	1,531,271
Madison Park Funding, Ltd.
3.678%, 3M LIBOR + 1.400%, 10/22/30 (144A) (a)	1,000,000	985,008
3.750%, 3M LIBOR + 1.450%, 10/18/30 (144A) (a)	6,304,544	6,247,444
3.956%, 3M LIBOR + 1.700%, 07/27/30 (144A) (a)	1,600,000	1,594,429
3.978%, 3M LIBOR + 1.700%, 10/22/30 (144A) (a)	1,000,000	991,408
4.050%, 3M LIBOR + 1.750%, 10/18/30 (144A) (a)	5,300,000	5,282,536
4.478%, 3M LIBOR + 2.200%, 10/22/30 (144A) (a)	750,000	746,315
4.606%, 3M LIBOR + 2.350%, 07/27/30 (144A) (a)	500,000	497,309
5.300%, 3M LIBOR + 3.000%, 10/18/30 (144A) (a)	900,000	860,946
Magnetite, Ltd.
3.420%, 3M LIBOR + 1.120%, 10/18/31 (144A) (a)	2,000,000	1,996,002
3.900%, 3M LIBOR + 1.600%, 10/18/31 (144A) (a)	3,000,000	2,959,125
Mill City Mortgage Loan Trust
2.500%, 04/25/57 (144A) (a)	1,979,411	1,982,426
2.750%, 01/25/61 (144A) (a)	2,783,147	2,793,799
3.250%, 05/25/62 (144A) (a)	3,039,200	3,099,741
3.500%, 05/25/58 (144A) (a)	1,523,676	1,550,764
3.500%, 04/25/66 (144A)	3,240,000	3,316,602
Morgan Stanley ABS Capital I, Inc. Trust 2.753%, 1M LIBOR + 0.735%, 01/25/35 (a)	41,066	41,562
Neuberger Berman CLO XXII, Ltd. 3.953%, 3M LIBOR + 1.650%, 10/17/30 (144A) (a)	2,600,000	2,574,307
Neuberger Berman CLO, Ltd.
3.678%, 3M LIBOR + 1.400%, 10/21/30 (144A) (a)	1,700,000	1,678,767
3.903%, 3M LIBOR + 1.600%, 01/15/28 (144A) (a)	1,000,000	976,145
Neuberger Berman Loan Advisers CLO 27, Ltd. 4.003%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	1,000,000	958,620
Neuberger Berman Loan Advisers CLO 32, Ltd.
4.153%, 3M LIBOR + 1.850%, 01/19/32 (144A) (a)	400,000	397,053
4.953%, 3M LIBOR + 2.650%, 01/19/32 (144A) (a)	1,000,000	994,583
Newark BSL CLO 2, Ltd. 4.626%, 07/25/30 (144A)	254,559	251,523
Octagon Investment Partners 18-R, Ltd.
5.022%, 3M LIBOR + 2.700%, 04/16/31 (144A) (a)	400,000	371,654
Octagon Investment Partners LLC 4.678%, 3M LIBOR + 2.400%, 07/20/30 (144A) (a)	126,643	126,387
Octagon Investment Partners, Ltd.
3.378%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	600,000	597,370
3.733%, 3M LIBOR + 1.450%, 10/24/30 (144A) (a)	2,000,000	1,983,216
3.903%, 3M LIBOR + 1.600%, 07/17/30 (144A) (a)	1,000,000	986,640
Octagon Loan Funding, Ltd. 3.304%, 3M LIBOR + 1.180%, 11/18/31 (144A) (a)	1,000,000	997,000

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Progress Residential Trust 3.712%, 08/17/35 (144A)	1,210,000	$1,234,989
Race Point X CLO, Ltd. 3.926%, 3M LIBOR + 1.650%, 07/25/31 (144A) (a)	250,000	246,002
Sound Point Euro CLO II Funding DAC
1.110%, 3M EURIBOR + 1.110%, 10/26/32 (144A) (EUR) (a)	1,900,000	2,075,764
1.850%, 3M EURIBOR + 1.850%, 10/26/32 (144A) (EUR) (a)	1,000,000	1,092,190
TCI-Flatiron CLO, Ltd. 3.974%, 3M LIBOR + 1.850%, 11/18/30 (144A) (a)	500,000	479,711
Towd Point Mortgage Trust
2.250%, 04/25/56 (144A) (a)	3,447,964	3,433,961
2.250%, 07/25/56 (144A) (a)	5,201,436	5,170,507
2.500%, 10/25/56 (144A) (a)	1,725,376	1,723,587
2.618%, 1M LIBOR + 0.600%, 02/25/57 (144A) (a)	1,151,785	1,147,355
2.750%, 08/25/55 (144A) (a)	440,963	442,696
2.750%, 10/25/56 (144A) (a)	4,832,159	4,876,179
2.750%, 04/25/57 (144A) (a)	4,919,646	4,956,954
2.750%, 06/25/57 (144A) (a)	4,101,988	4,133,627
2.750%, 11/25/60 (144A) (a)	317,400	317,764
3.000%, 10/25/53 (144A)	1,065,955	1,070,910
3.000%, 03/25/54 (144A) (a)	417,771	418,908
3.000%, 01/25/58 (144A) (a)	1,072,540	1,086,004
3.000%, 06/25/58 (144A) (a)	3,225,727	3,306,294
3.250%, 03/25/58 (144A) (a)	2,771,077	2,821,673
3.250%, 07/25/58 (144A) (a)	1,457,406	1,478,093
3.500%, 03/25/54 (144A) (a)	850,152	856,276
3.500%, 02/25/55 (144A) (a)	1,154,040	1,167,558
3.750%, 11/25/57 (144A) (a)	220,031	221,399
3.750%, 03/25/58 (144A) (a)	3,277,003	3,383,745
3.750%, 05/25/58 (144A) (a)	5,419,081	5,618,590
Voya CLO, Ltd.
3.246%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	800,000	791,600
3.490%, 3M LIBOR + 1.190%, 10/18/31 (144A) (a)	1,200,000	1,198,206
3.700%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	2,454,544	2,426,874
4.153%, 3M LIBOR + 1.850%, 01/15/32 (144A) (a)	474,026	469,242
4.628%, 3M LIBOR + 2.350%, 07/20/30 (144A) (a)	221,301	218,756
5.550%, 3M LIBOR + 3.250%, 10/18/31 (144A) (a)	849,057	812,972
Webster Park CLO, Ltd. 3.878%, 3M LIBOR + 1.600%, 07/20/30 (144A) (a)	2,000,000	1,981,902
West CLO, Ltd.
3.650%, 3M LIBOR + 1.350%, 07/18/26 (144A) (a)	1,230,000	1,222,891
4.150%, 3M LIBOR + 1.850%, 07/18/26 (144A) (a)	2,170,000	2,159,046

		205,061,869

Total Asset-Backed Securities (Cost $219,441,564)		219,168,282

Foreign Government—6.2%

Banks—0.5%
Banque Centrale de Tunisie International Bond
5.625%, 02/17/24 (EUR)	2,300,000	2,429,047

Banks—(Continued)
Korea Development Bank (The) 3.375%, 03/12/23	2,700,000	2,818,476

		5,247,523

Sovereign—5.7%
Angolan Government International Bond 8.250%, 05/09/28 (144A)	2,300,000	2,380,500
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	2,800,000	713,021
Canadian Government Bond 1.500%, 09/01/24 (CAD)	19,100,000	14,479,439
Colombia Government International Bonds
5.000%, 06/15/45	1,800,000	2,108,718
9.850%, 06/28/27 (COP)	6,200,000,000	2,265,548
Dominican Republic International Bond 8.900%, 02/15/23 (144A) (DOP)	101,000,000	1,944,211
Export-Import Bank of Korea 2.250%, 01/21/20	5,000,000	5,001,150
Gabon Government International Bond 6.375%, 12/12/24 (144A)	2,500,000	2,458,125
Indonesia Treasury Bond 8.250%, 07/15/21 (IDR)	9,600,000,000	698,984
Iraq International Bond 5.800%, 01/15/28 (144A)	2,500,000	2,434,305
Kazakhstan Government International Bond 4.875%, 10/14/44 (144A)	1,100,000	1,322,750
Mexico Government International Bond 4.150%, 03/28/27	2,400,000	2,542,824
Peruvian Government International Bond 6.550%, 03/14/37 (c)	700,000	1,022,882
Republic of South Africa Government Bond 7.000%, 02/28/31 (ZAR)	36,000,000	2,011,198
Spain Government Bonds
0.250%, 07/30/24 (144A) (EUR)	7,100,000	7,944,341
2.700%, 10/31/48 (144A) (EUR)	2,300,000	3,540,023
Ukraine Government International Bond 7.375%, 09/25/32 (144A)	2,500,000	2,510,670
Uruguay Government International Bond 3.700%, 06/26/37 (UYU) (b)	70,269,738	1,909,044

		57,287,733

Total Foreign Government (Cost $63,116,948)		62,535,256

Mortgage-Backed Securities—5.2%

Collateralized Mortgage Obligations—3.2%
Adjustable Rate Mortgage Trust 4.249%, 02/25/35 (a)	1,298,209	1,309,993
American Home Mortgage Investment Trust 3.692%, 6M LIBOR + 1.500%, 10/25/34 (a)	609,034	609,880
Bellemeade Re, Ltd. 3.618%, 1M LIBOR + 1.600%, 04/25/28 (144A) (a)	2,313,027	2,315,579
BRAVO Residential Funding Trust 3.500%, 03/25/58 (144A)	2,260,285	2,304,008

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CHL Mortgage Pass-Through Trust 3.829%, 07/25/34 (a)	395,866	$401,671
CIM Trust
4.000%, 08/25/48 (144A) (a)	2,778,391	2,888,391
4.000%, 05/25/49 (144A) (a)	4,452,523	4,625,544
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	55,876	50,365
Flagstar Mortgage Trust 4.000%, 10/25/48 (144A) (a)	2,674,944	2,732,423
MASTR Alternative Loan Trust
5.000%, 02/25/18	10,102	10,564
5.000%, 08/25/18	10,085	10,063
Merrill Lynch Mortgage Investors Trust 2.758%, 1M LIBOR + 0.740%, 03/25/28 (a)	273,678	272,305
New York Mortgage Trust 2.693%, 1M LIBOR + 0.675%, 02/25/36 (a)	196,055	183,388
OBX Trust 2.668%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	1,245,645	1,240,435
Radnor RE, Ltd. 3.418%, 1M LIBOR + 1.400%, 03/25/28 (144A) (a)	1,674,159	1,676,439
Sequoia Mortgage Trust
2.684%, 1M LIBOR + 0.640%, 11/20/34 (a)	256,958	258,127
3.500%, 08/25/46 (144A) (a)	3,406,750	3,466,064
Structured Adjustable Rate Mortgage Loan Trust
2.458%, 1M LIBOR + 0.440%, 08/25/35 (a)	279,659	279,413
4.225%, 09/25/34 (a)	890,191	905,784
Structured Asset Mortgage Investments Trust 2.757%, 1M LIBOR + 0.700%, 02/19/35 (a)	488,760	482,872
WaMu Mortgage Pass-Through Certificates Trust
2.348%, 1M LIBOR + 0.330%, 01/25/45 (a)	1,812,882	1,797,145
2.478%, 1M LIBOR + 0.460%, 04/25/45 (a)	1,267,514	1,259,888
2.598%, 1M LIBOR + 0.580%, 07/25/45 (a)	729,830	726,378
Wells Fargo Mortgage Backed Securities Trust
3.500%, 07/25/47 (144A) (a)	2,044,797	2,082,853
4.968%, 06/25/35 (a)	340,403	347,726
5.084%, 02/25/35 (a)	423,830	438,727

		32,676,025

Commercial Mortgage-Backed Securities—2.0%
BAMLL Commercial Mortgage Securities Trust 2.959%, 12/10/30 (144A)	1,940,000	1,996,248
BANK 0.665%, 08/15/61 (a) (e)	41,678,657	1,422,601
BX Commercial Mortgage Trust 2.778%, 1M LIBOR + 0.750%, 11/15/35 (144A) (a)	2,033,872	2,033,869
Commercial Mortgage Trust 3.732%, 08/10/49 (144A) (a)	1,220,000	1,299,093
Core Industrial Trust 3.040%, 02/10/34 (144A)	5,303,073	5,415,712
GE Commercial Mortgage Corp. Trust 5.606%, 12/10/49 (a)	374,552	315,342
Greenwich Capital Commercial Mortgage Trust
5.825%, 07/10/38 (a)	945,147	882,541
Morgan Stanley Capital I Trust 5.033%, 09/15/47 (144A) (a)	1,370,015	1,394,477

Commercial Mortgage-Backed Securities—(Continued)
OBP Depositor LLC Trust 4.646%, 07/15/45 (144A)	2,250,000	2,264,726
Wells Fargo Commercial Mortgage Trust 2.399%, 11/15/49	2,692,000	2,703,155

		19,727,764

Total Mortgage-Backed Securities (Cost $51,717,474)		52,403,789

Floating Rate Loans (f)—5.1%

Air Freight & Logistics—0.1%
Global Tel*Link Corp. 1st Lien Term Loan, 6.294%, 1M LIBOR + 4.250%, 11/29/25	857,875	823,293

Airlines—0.3%
Air Canada Term Loan B, 4.044%, 1M LIBOR + 2.000%, 10/06/23	24,445	24,577
Allegiant Travel Company Term Loan B, 6.709%, 3M LIBOR + 4.500%, 02/05/24	154,750	156,491
American Airlines, Inc. Term Loan B, 3.850%, 1M LIBOR + 1.750%, 06/27/25	2,475,000	2,451,797

		2,632,865

Auto Manufacturers—0.1%
Navistar International Corp. 1st Lien Term Loan B, 5.530%, 1M LIBOR + 3.500%, 11/06/24	834,207	832,898

Auto Parts & Equipment—0.1%
Adient U.S. LLC Term Loan B, 6.459%, 3M LIBOR + 4.250%, 05/06/24	458,850	452,923
Panther BF Aggregator 2 L.P. Term Loan B, 5.544%, 1M LIBOR + 3.500%, 04/30/26	750,000	745,937
TI Group Automotive Systems LLC Term Loan, 4.544%, 1M LIBOR + 2.500%, 06/30/22	73,071	72,740
Wand NewCo 3, Inc. 1st Lien Term Loan, 5.542%, 1M LIBOR + 3.500%, 02/05/26	106,658	107,308

		1,378,908

Chemicals—0.1%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 3.854%, 3M LIBOR + 1.750%, 06/01/24	945,202	947,048
Chemours Co. (The) Term Loan B, 3.800%, 1M LIBOR + 1.750%, 04/03/25	219,262	211,862

		1,158,910

Coal—0.1%
Bowie Resource Holdings LLC
1st Lien Term Loan, 7.874%, 3M LIBOR + 5.750%, 08/14/20	950,926	930,322

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (f)—(Continued)

Security Description	Principal Amount*	Value

Coal—(Continued)
Bowie Resource Holdings LLC
2nd Lien Delayed Draw Term Loan, 12.874%, 3M LIBOR + 10.750%, 02/16/21	371,429	$351,000

		1,281,322

Commercial Services—0.8%
Avis Budget Car Rental LLC Term Loan B, 4.050%, 1M LIBOR + 2.000%, 02/13/25	1,165,208	1,161,809
Hertz Corp. (The) Term Loan B, 4.800%, 1M LIBOR + 2.750%, 06/30/23	1,622,922	1,624,613
LegalZoom.com, Inc. 1st Lien Term Loan, 6.544%, 1M LIBOR + 4.500%, 11/21/24	306,821	308,451
Onsite Rental Group Pty, Ltd.
Term Loan, 6.100%, 10/26/23 PIK (d)	882,507	761,162
Term Loan B, 6.518%, 1M LIBOR + 4.500%, 10/26/22	645,477	637,408
United Rentals North America, Inc. Term Loan B, 3.794%, 1M LIBOR + 1.750%, 10/31/25	1,405,060	1,413,403
WEX, Inc. Term Loan B3, 4.294%, 1M LIBOR + 2.500%, 05/15/26	1,262,578	1,271,101
Zayo Group LLC Term Loan B1, 4.044%, 1M LIBOR + 2.000%, 01/19/21	994,898	998,007

		8,175,954

Diversified Financial Services—0.1%
Doncasters Finance U.S. LLC Term Loan, 5.604%, 3M LIBOR + 3.500%, 04/09/20	708,092	488,141
Russell Investment Group Term Loan B, 5.294%, 1M LIBOR + 3.250%, 06/01/23	89,537	88,530

		576,671

Electric—0.0%
EFS Cogen Holdings I LLC Term Loan B, 5.343%, 3M LIBOR + 3.250%, 06/28/23	100,516	100,340

Entertainment—0.1%
Diamond Sports Group, LLC Term Loan, 5.300%, 1M LIBOR + 3.250%, 08/24/26	369,780	372,264
Eldorado Resorts LLC Term Loan B, 4.313%, 3M LIBOR + 2.250%, 04/17/24	613,084	612,951
NASCAR Holdings, Inc. Term Loan B, 07/27/26 (g)	149,173	150,420

		1,135,635

Food—0.3%
Aramark Services, Inc. Term Loan B3, 3.794%, 1M LIBOR + 1.750%, 03/11/25	179,822	180,496
JBS USA Lux S.A. Term Loan B, 4.544%, 1M LIBOR + 2.500%, 05/01/26	2,418,756	2,433,622

Food—(Continued)
Post Holdings, Inc. Incremental Term Loan, 4.040%, 1M LIBOR + 2.000%, 05/24/24	656,391	659,006
Whatabrands LLC Term Loan B, 5.516%, 3M LIBOR + 3.250%, 08/02/26	94,034	94,580

		3,367,704

Healthcare-Services—0.1%
HCA Inc. Term Loan B11, 3.794%, 1M LIBOR + 1.750%, 03/17/23	613,600	616,243

Home Builders—0.2%
Thor Industries, Inc. Term Loan B, 5.875%, 1M LIBOR + 3.750%, 02/01/26	1,778,180	1,738,171

Internet—0.2%
Go Daddy Operating Co. LLC Term Loan, 4.044%, 1M LIBOR + 2.000%, 02/15/24	750,119	752,254
Tibco Software, Inc. Term Loan B, 6.070%, 1M LIBOR + 4.000%,, 06/30/26	920,000	922,582

		1,674,836

Leisure Time—0.1%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 4.028%, 3M LIBOR + 1.750%, 10/19/24	712,076	715,358

Life Sciences Tools & Services—0.1%
Syneos Health, Inc. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 08/01/24	1,163,067	1,164,339

Lodging—0.1%
Hilton Worldwide Finance, LLC Term Loan B2, 3.768%, 1M LIBOR + 1.750%, 06/22/26	500,000	503,576

Machinery—0.1%
Altra Industrial Motion Corp. Term Loan B, 4.044%, 1M LIBOR + 2.000%, 10/01/25	579,200	579,557
Harsco Corp. Term Loan B1, 4.313%, 1M LIBOR + 2.250%, 12/06/24	92,085	92,574

		672,131

Media—0.5%
Charter Communications Operating LLC Term Loan B, 4.050%, 1M LIBOR + 2.000%, 04/30/25	994,937	1,002,003
Gray Television, Inc.
Term Loan B, 4.582%, 1M LIBOR + 2.250%, 02/07/24	390,910	391,957
Term Loan C, 4.832%, 3M LIBOR + 2.500%, 01/02/26	375,921	377,901
Lions Gate Capital Holdings LLC Term Loan A, 3.794%, 1M LIBOR + 1.750%, 03/22/23	207,770	204,913
Mediacom Illinois LLC Term Loan N, 3.680%, 1W LIBOR + 1.750%, 02/15/24	2,086,242	2,095,369

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Floating Rate Loans (f)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Mission Broadcasting, Inc. Term Loan B3, 4.350%, 1M LIBOR + 2.250%, 01/17/24	249,311	$249,804
Nexstar Broadcasting, Inc. Term Loan B3, 4.294%, 1M LIBOR + 2.250%, 01/17/24	1,251,515	1,253,991

		5,575,938

Oil & Gas—0.4%
Fieldwood Energy LLC 1st Lien TL, 7.506%, 3M LIBOR + 5.250%, 04/11/22	3,447,223	2,996,930
Oxbow Carbon LLC
1st Lien Term Loan B, 5.794%, 1M LIBOR + 3.750%, 01/04/23	438,000	438,000
Term Loan A, 4.544%, 1M LIBOR + 2.500%, 01/04/22	204,879	203,854

		3,638,784

Oil & Gas Services—0.1%
Navios Maritime Midstream Partners L.P. Term Loan B, 6.550%, 1M LIBOR + 4.500%, 06/18/20	773,142	768,633

Packaging & Containers—0.1%
Crown Americas LLC Term Loan B, 4.057%, 1M LIBOR + 2.000%, 04/03/25	502,736	506,283

Pharmaceuticals—0.2%
Bausch Health Companies, Inc. Term Loan B, 4.789%, 1M LIBOR + 2.750%, 11/27/25	875,000	877,734
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.296%, 1M LIBOR + 4.250%, 04/29/24	126,145	115,045
Horizon Pharma, Inc.
Term Loan B, 4.625%, 1M LIBOR + 2.500%, 05/22/26	806,959	810,994
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.039%, 1M LIBOR + 3.000%, 06/02/25	186,156	187,120

		1,990,893

Retail—0.3%
Ascena Retail Group, Inc. Term Loan B, 6.563%, 1M LIBOR + 4.500%, 08/21/22	1,103,770	621,422
General Nutrition Centers, Inc. Term Loan B, 10.900%, 2M LIBOR + 8.750%, 03/04/21	588,035	563,044
Harbor Freight Tools USA, Inc. Term Loan B, 4.544%, 1M LIBOR + 2.500%, 08/18/23	1,494,368	1,455,764
KFC Holding Co. Term Loan B, 3.791%, 1M LIBOR + 1.750%, 04/03/25	994,950	996,890

		3,637,120

Semiconductors—0.1%
MKS Instruments, Inc.
Term Loan B4, 4.044%, 1M LIBOR + 2.000%, 05/01/23	80,474	80,746

Semiconductors—(Continued)
MKS Instruments, Inc.
Term Loan B5, 4.652%, 1M LIBOR + 2.250%, 02/02/26	188,950	189,776
ON Semiconductor Corp. 1st Lien Term Loan B, 3.862%, 1M LIBOR + 1.750%, 03/31/23	1,116,035	1,118,360

		1,388,882

Software—0.2%
IQVIA, Inc.
Term Loan B2, 4.104%, 3M LIBOR + 2.000%, 01/17/25	1,780,744	1,789,092
Term Loan B3, 3.854%, 3M LIBOR + 1.750%, 06/11/25	519,974	521,518

		2,310,610

Technology Hardware, Storage & Peripherals—0.0%
Carbonite, Inc Term Loan B, 6.006%, 1M LIBOR + 3.750%, 03/26/26	34,581	34,660

Telecommunications—0.2%
CommScope, Inc. Term Loan B, 5.294%, 1M LIBOR + 3.250%, 04/06/26	761,843	760,567
CSC Holdings LLC 1st Lien Term Loan, 4.278%, 1M LIBOR + 2.250%, 07/17/25	1,769,384	1,770,260

		2,530,827

Total Floating Rate Loans (Cost $52,099,180)		50,931,784

Mutual Fund—1.4%

Investment Company Security—1.4%
Invesco Senior Loan ETF (c) (Cost $13,744,073)	600,000	13,554,000

Municipals—1.0%
Industry Public Facilities Authority, Tax Allocation Revenue 3.389%, 01/01/20	3,525,000	3,534,623
San Jose Redevelopment Agency Successor Agency, Tax Allocation Revenue
2.480%, 08/01/21	650,000	656,136
2.630%, 08/01/22	2,165,000	2,205,983
State of Pennsylvania, General Obligation, Ltd. 5.000%, 01/15/20	2,800,000	2,829,260
State of Texas, General Obligation Unlimited 5.000%, 04/01/21	1,185,000	1,251,076

Total Municipals (Cost $10,768,884)		10,477,078

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—0.1%

Security Description	Shares/ Principal Amount*	Value

Diversified Financial Services—0.0%
Remington Outdoor Co., Inc (h)	72,031	$126,054

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp. (c) (h)	65,445	4,614
Riviera Resources Inc (h)	2,835	37,875
Roan Resources, Inc. (c) (h)	2,964	3,646

		46,135

Paper & Forest Products—0.1%
Appvion,Inc. (h) (i) (j)	38,739	511,351
Verso Corp. - Class A (h)	1,665	20,613

		531,964

Retail—0.0%
KSouth Africa, Ltd. (h) (i) (j)	8,217,950	82,180
KSouth Africa, Ltd. (h) (i) (j)	817,800	8,178

		90,358

Total Common Stocks (Cost $6,103,119)		794,511

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp., Expires 09/09/19 (h)	5,835	9

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (h)	175	193

Total Warrants (Cost $0)		202

Short-Term Investments—3.7%

Discount Note—3.0%
Federal Home Loan Bank Zero Coupon, 10/01/19	30,065,000	30,065,000

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $6,527,081; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $6,660,784.	6,526,936	6,526,936

Total Short-Term Investments (Cost $36,591,936)		36,591,936

Securities Lending Reinvestments (k)—3.8%

Certificates of Deposit—2.1%
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (a)	2,000,000	1,999,842

Certificates of Deposit—(Continued)
Bank of Montreal (Chicago) 1.990%, SOFR + 0.170%, 02/07/20 (a)	1,000,000	1,000,211
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (a)	2,000,000	1,999,116
Chiba Bank, Ltd.
2.230%, 11/20/19	1,000,000	1,000,006
2.240%, 10/28/19	1,000,000	1,000,078
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (a)	1,000,000	1,000,143
Credit Suisse AG 2.240%, 1M LIBOR + 0.140%, 10/02/19 (a)	3,000,000	3,000,000
Mizuho Bank, Ltd. 2.174%, 1M LIBOR + 0.120%, 11/27/19 (a)	2,000,000	1,999,962
Natixis New York 2.453%, 3M LIBOR + 0.150%, 10/15/19 (a)	1,000,000	1,000,126
Societe Generale 2.180%, FEDEFF PRV + 0.350%, 06/19/20 (a)	1,000,000	999,853
Standard Chartered Bank 2.158%, 1M LIBOR + 0.130%, 11/15/19 (a)	2,000,000	2,000,034
Svenska Handelsbanken AB 2.429%, 1M LIBOR + 0.380%, 12/10/19 (a)	1,000,000	1,000,402
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (a)	3,000,000	2,999,989

		20,999,762

Commercial Paper—0.6%
Bank of China, Ltd. 2.290%, 12/09/19	994,275	995,447
Cafco LLC 2.120%, 10/31/19	996,290	998,181
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (a)	2,000,000	2,000,324
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (a)	1,000,000	1,000,557
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (a)	1,000,000	1,000,149

		5,994,658

Repurchase Agreements—1.1%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $3,000,160; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $200,013; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $204,000.	200,000	200,000

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $200,013; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $204,000.	200,000	$200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $2,907,860; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $2,965,813.	2,907,659	2,907,659
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $200,011; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $222,600.	200,000	200,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $700,038; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $777,743.	700,000	700,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $600,033; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $666,637.	600,000	600,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $3,101,206; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,444,292.	3,100,000	3,100,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $100,039; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $111,106.	100,000	100,000

		11,007,659

Total Securities Lending Reinvestments (Cost $38,001,502)		38,002,079

Total Investments—102.8% (Cost $1,042,300,978)		1,030,092,555
Other assets and liabilities (net)—(2.8)%		(27,894,938)

Net Assets—100.0%		$1,002,197,617

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal amount of security is adjusted for inflation.
(c)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $37,907,315 and the collateral received consisted of cash in the amount of $37,998,223 and non-cash collateral with a value of $1,056,734. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Interest only security.
(f)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(g)	This loan will settle after September 30, 2019, at which time the interest rate will be determined.
(h)	Non-income producing security.
(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(j)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 0.1% of net assets.
(k)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(l)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $333,607,411, which is 33.3% of net assets.

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	810,000	JPMC	10/11/19	USD	206,501	$(11,676)
JPY	105,000,000	JPMC	01/29/20	USD	997,767	(18,231)
JPY	105,000,000	JPMC	01/29/20	USD	982,203	(2,667)
JPY	272,000,000	JPMC	01/29/20	USD	2,571,581	(34,115)
JPY	312,000,000	JPMC	01/29/20	USD	2,969,308	(58,685)
JPY	332,000,000	JPMC	03/13/20	USD	3,123,721	(17,933)
MXN	15,690,000	JPMC	01/30/20	USD	777,560	2,933
NOK	9,660,000	JPMC	01/30/20	USD	1,089,261	(25,744)
NOK	26,370,000	JPMC	03/16/20	USD	2,944,724	(41,219)
TRY	3,235,000	JPMC	10/18/19	USD	497,654	71,808

Contracts to Deliver
AUD	2,240,000	JPMC	10/11/19	USD	1,543,562	31,167
AUD	1,440,000	JPMC	10/11/19	USD	1,028,434	56,180
AUD	1,250,000	JPMC	01/28/20	USD	852,187	5,570
BRL	810,000	JPMC	10/11/19	USD	202,957	8,132
CAD	19,279,506	JPMC	01/30/20	USD	14,673,272	96,303
CAD	2,520,000	JPMC	01/30/20	USD	1,898,777	(6,560)
CAD	1,320,000	JPMC	03/16/20	USD	998,321	164
CNH	17,530,000	JPMC	02/24/20	USD	2,469,292	22,503
DKK	19,576,582	JPMC	01/30/20	USD	2,951,169	64,908
DKK	8,128,224	JPMC	01/30/20	USD	1,224,683	26,304
EUR	7,616,705	JPMC	01/30/20	USD	8,617,616	239,157
EUR	7,274,637	JPMC	01/30/20	USD	8,227,936	225,755
EUR	3,330,000	JPMC	01/30/20	USD	3,773,173	110,136
EUR	1,715,485	JPMC	01/30/20	USD	1,926,253	39,201
EUR	164,465	JPMC	01/30/20	USD	185,720	4,806
EUR	253,765	BBP	03/16/20	USD	284,739	4,740
EUR	322,067	CBNA	03/16/20	USD	361,440	6,077
EUR	491,294	DBAG	03/16/20	USD	550,765	8,681
EUR	2,813,000	GSBU	03/16/20	USD	3,154,498	50,690
EUR	4,994,156	JPMC	03/16/20	USD	5,600,446	89,994
KRW	1,155,000,000	JPMC	03/25/20	USD	970,833	(265)
SEK	19,000,000	JPMC	03/16/20	USD	1,997,603	47,014

Net Unrealized Appreciation						$995,128

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/16/19	64	AUD	9,430,355	$66,462
Australian 3 Year Treasury Bond Futures	12/16/19	230	AUD	26,608,898	77,394
Canada Government Bond 10 Year Futures	12/18/19	31	CAD	4,420,600	(70,037)
Euro-Bund Futures	12/06/19	29	EUR	5,053,250	14,408
U.S. Treasury Note 2 Year Futures	12/31/19	766	USD	165,073,000	(441,325)

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/19/19	(39)	USD	(6,330,188)	$134,007
U.S. Treasury Note 10 Year Futures	12/19/19	(93)	USD	(12,119,063)	172,794
U.S. Treasury Note 5 Year Futures	12/31/19	(143)	USD	(17,038,227)	157,342
U.S. Treasury Ultra Long Bond Futures	12/19/19	(24)	USD	(3,417,750)	59,855

Net Unrealized Appreciation					$170,900

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	3.000%	Semi-Annually	09/18/21	USD	67,050,000	$1,754,585	$525,191	$1,229,394
Pay	7 Day CNRR	Quarterly	2.745%	Quarterly	09/06/24	CNY	17,200,000	(18,047)	—	(18,047)
Pay	7 Day CNRR	Quarterly	2.765%	Quarterly	08/26/24	CNY	34,100,000	(30,793)	—	(30,793)
Pay	7 Day CNRR	Quarterly	2.773%	Quarterly	08/23/24	CNY	42,400,000	(36,273)	—	(36,273)
Pay	7 Day CNRR	Quarterly	2.790%	Quarterly	08/30/24	CNY	53,600,000	(39,827)	—	(39,827)
Receive	12M CPURNSA	Maturity	1.719%	Maturity	08/14/26	USD	5,000,000	(16,314)	—	(16,314)
Receive	12M CPURNSA	Maturity	1.960%	Maturity	08/31/24	USD	10,800,000	(115,493)	—	(115,493)

Totals								$1,497,838	$525,191	$972,647

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.24	5.000%	Quarterly	06/20/20	2.516%	USD	8,463,750	$150,610	$170,094	$(19,484)
CDX.NA.IG.31	1.000%	Quarterly	12/20/21	0.229%	USD	20,000,000	338,938	242,693	96,245
ITRX.EUR.XOVER.31	5.000%	Quarterly	06/20/24	2.703%	EUR	1,350,000	146,821	168,785	(21,964)

Totals							$636,369	$581,572	$54,797

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc. 7.500%, due 09/15/20	(5.000%)	Quarterly	12/20/24	JPMC	0.937%	USD	3,600,000	$(713,358)	$(701,517)	$(11,841)
Avon Products, Inc. 5.000%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	1.730%	USD	950,000	(100,894)	(96,061)	(4,833)
Italy Government International Bond 6.875%, due 09/27/23	(1.000%)	Quarterly	06/20/23	BBP	1.050%	USD	1,600,000	2,854	17,134	(14,280)
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	6.072%	USD	875,000	87,637	24,714	62,923
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	6.072%	USD	575,000	57,591	24,516	33,075
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	6.072%	USD	425,000	42,567	11,621	30,946
Navient Corp. 5.500%, due 01/25/23	(5.000%)	Quarterly	03/20/20	JPMC	0.377%	USD	500,000	(10,942)	(37,952)	27,010

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Republic of Turkey 11.875%, due 01/15/30	(1.000%)	Quarterly	12/20/19	BBP	0.804%	USD	366,667	$(161)	$22,801	$(22,962)

Totals								$(634,706)	$(734,744)	$100,038

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Tower Corp. 3.300%, due 02/15/21	1.000%	Quarterly	06/20/21	GSBU	0.938%	USD	2,700,000	$2,840	$(12,707)	$15,547
Goldman Sach Group, Inc. 2.908%, due 06/05/23	1.000%	Quarterly	12/20/24	JPMC	0.687%	USD	3,600,000	55,594	64,889	(9,295)
Italy Government International Bond 6.875%, due 09/27/23	1.000%	Quarterly	06/20/23	BBP	1.050%	USD	1,600,000	(2,854)	(75,132)	72,278
Morgan Stanley 3.750%, due 02/25/23	1.000%	Quarterly	12/20/24	JPMC	0.667%	USD	3,600,000	59,189	71,220	(12,031)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	10.206%	USD	425,000	(115,336)	(49,599)	(65,737)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	10.206%	USD	575,000	(156,043)	(83,355)	(72,688)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	10.206%	USD	875,000	(237,457)	(104,431)	(133,026)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	06/20/23	BBP	47.048%	USD	260,000	(154,694)	(49,071)	(105,623)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	06/20/23	BBP	47.048%	USD	540,000	(321,288)	12,097	(333,385)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	06/20/23	CBNA	47.048%	USD	750,000	(446,232)	(18,743)	(427,489)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	12/20/23	CBNA	44.185%	USD	750,000	(448,639)	(35,922)	(412,717)
Republic of Indonesia 3.700%, due 01/08/22	1.000%	Quarterly	12/20/24	CBNA	0.905%	USD	2,275,000	10,515	15,580	(5,065)
Russian Federal Bond 7.500%, due 03/03/30	1.000%	Quarterly	12/20/24	CBNA	0.862%	USD	2,700,000	18,353	28,010	(9,657)
Spain Government International Bond 5.010%, due 11/21/24	1.000%	Quarterly	12/20/24	CBNA	0.399%	USD	1,400,000	42,032	41,692	340

Totals								$(1,694,020)	$(195,472)	$(1,498,548)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation*	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
Bespoke Cambridge 0-3% CDX Tranche	0.000%	Quarterly	12/20/19	CBNA	0.000%	USD	896,500	$(81,424)	$(142,544)	$61,120
Bespoke June 0-3% CDX Equity Tranche	0.000%	Quarterly	09/20/20	CBNA	0.000%	USD	359,511	(38,121)	(48,456)	10,335
Bespoke Palma 5-7% CDX Tranche	2.300%	Quarterly	06/20/21	CBNA	0.000%	USD	1,380,000	16,691	—	16,691
Bespoke Phoenix 5-7% CDX Tranche	0.000%	Quarterly	12/20/21	CBNA	0.000%	USD	900,000	22,990	—	22,990
Bespoke Singapore 0-3% CDX Tranche	0.000%	Quarterly	06/20/20	CBNA	0.000%	USD	1,100,000	(120,870)	(111,252)	(9,618)
Bespoke Verona 0-3% CDX Tranche	0.000%	Quarterly	12/20/19	CBNA	0.000%	USD	733,500	(12,910)	(179,708)	166,798
Bespoke Verona 7-15% CDX Tranche	0.400%	Quarterly	12/20/19	CBNA	0.000%	USD	1,650,000	733	—	733

Totals								$(212,911)	$(481,960)	$269,049

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M EURIBOR	Quarterly	12/20/19	JPMC	iBoxx Euro Corporates Overall Total Return Index	EUR 2,700,000	$90	$—	$90
Receive	3M EURIBOR	Quarterly	12/20/19	JPMC	iBoxx Euro Corporates Overall Total Return Index	EUR 2,700,000	—	89	(89)
Pay	3M LIBOR	Quarterly	06/20/20	BBP	Markit iBoxx USD Liquid Leveraged Loan Index	USD 4,200,000	(26,834)	—	(26,834)

Totals							$(26,744)	$89	$(26,833)

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date(e)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation
Floating rate equal to 3M USD-LIBOR plus 1.310% based on the notional amount of currency delivered	Fixed rate equal to 3M EURIBOR plus 1.110% based on the notional amount of currency received	08/30/21	CBNA	USD	3,219,000	EUR	2,900,000	$59,146	$2,992	$56,154
Floating rate equal to 3M USD-LIBOR plus 1.134% based on the notional amount of currency delivered	Fixed rate equal to 3M EURIBOR plus 1.120% based on the notional amount of currency received	07/10/21	CBNA	USD	1,568,000	EUR	1,400,000	37,819	(1,399)	39,218
Floating rate equal to 3M USD-LIBOR plus 1.230% based on the notional amount of currency delivered	Fixed rate equal to 3M EURIBOR plus 1.070% based on the notional amount of currency received	09/17/21	CBNA	USD	3,857,250	EUR	3,475,000	68,245	27	68,218
Floating rate equal to 3M USD-LIBOR plus 1.810% based on the notional amount of currency delivered	Fixed rate equal to 3M EURIBOR plus 1.120% based on the notional amount of currency received	08/12/21	CBNA	USD	1,120,000	EUR	1,000,000	31,151	1,251	29,900
Floating rate equal to 3M USD-LIBOR plus 2.870% based on the notional amount of currency delivered	Fixed rate equal to 3M EURIBOR plus 2.500% based on the notional amount of currency received	05/04/21	CBNA	USD	697,200	EUR	600,000	41,599	—	41,599

Totals								$237,960	$2,871	$235,089

Cash and securities in the amount of $248,845 have been received at the custodian bank as collateral for OTC swap contracts and forward foreign currency exchange contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).
*	Represents a custom index comprised of a basket of underlying issues.

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(DOP)—	Dominican Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CNRR)—	China Fixing 7 Day Repo Rates
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$278,054,555	$—	$278,054,555
Total Corporate Bonds & Notes*	—	267,579,083	—	267,579,083
Total Asset-Backed Securities*	—	219,168,282	—	219,168,282
Total Foreign Government*	—	62,535,256	—	62,535,256
Total Mortgage-Backed Securities*	—	52,403,789	—	52,403,789
Total Floating Rate Loans*	—	50,931,784	—	50,931,784
Total Mutual Fund*	13,554,000	—	—	13,554,000
Total Municipals*	—	10,477,078	—	10,477,078
Common Stocks
Diversified Financial Services	—	126,054	—	126,054
Oil, Gas & Consumable Fuels	46,135	—	—	46,135
Paper & Forest Products	20,613	—	511,351	531,964
Retail	—	—	90,358	90,358
Total Common Stocks	66,748	126,054	601,709	794,511
Total Warrant*	202	—	—	202
Total Short-Term Investments*	—	36,591,936	—	36,591,936
Total Securities Lending Reinvestments*	—	38,002,079	—	38,002,079
Total Investments	$13,620,950	$1,015,869,896	$601,709	$1,030,092,555

Collateral for Securities Loaned (Liability)	$—	$(37,998,223)	$—	$(37,998,223)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,212,223	$—	$1,212,223
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(217,095)	—	(217,095)
Total Forward Contracts	$—	$995,128	$—	$995,128
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$682,262	$—	$—	$682,262
Futures Contracts (Unrealized Depreciation)	(511,362)	—	—	(511,362)
Total Futures Contracts	$170,900	$—	$—	$170,900
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,325,639	$—	$1,325,639
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(298,195)	—	(298,195)
Total Centrally Cleared Swap Contracts	$—	$1,027,444	$—	$1,027,444
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$657,636	$—	$657,636
OTC Swap Contracts at Value (Liabilities)	—	(2,988,057)	—	(2,988,057)
Total OTC Swap Contracts	$—	$(2,330,421)	$—	$(2,330,421)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

Transfers from Level 3 to Level 2 in the amount of $760,554 were due to the initiation of a broker or vendor providing a price which resulted in the availability of significant observable inputs.

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Foreign Government—55.9% of Net Assets

Security Description	Principal Amount*	Value

Argentina—1.6%
Argentina Bonar Bond 55.469%, BADLAR + 2.000%, 04/03/22 (ARS) (a)	20,147,000	$198,630
Argentina POM Politica Monetaria 79.499%, ARLLMON + 0.000%, 06/21/20 (ARS) (a)	2,100,000	16,112
Argentina Treasury Bills
0.485%, 04/28/20 (ARS) (b)	114,275,000	1,508,265
1.240%, 07/29/20 (ARS) (b)	35,721,000	329,454
5.337%, 05/28/20 (ARS) (b)	724,000	5,987
6.687%, 10/29/20 (ARS) (b)	22,731,000	162,658
29.834%, 03/30/20 (ARS) (b)	336,019,000	4,488,347
Argentine Bonos del Tesoro
15.500%, 10/17/26 (ARS)	693,671,000	4,439,793
16.000%, 10/17/23 (ARS)	370,242,000	2,354,989
18.200%, 10/03/21 (ARS)	329,017,000	1,988,132
Bonos de la Nacion Argentina con Ajuste por CER 4.000%, 03/06/20 (ARS) (c)	788,000	9,774
Bonos De La Nacion Argentina En Moneda Dua 4.500%, 02/13/20	4,257,000	1,575,090

		17,077,231

Brazil—10.9%
Brazil Letras do Tesouro Nacional
5.183%, 04/01/21 (BRL) (b)	2,910,000	650,225
5.305%, 04/01/20 (BRL) (b)	6,140,000	1,443,070
5.479%, 01/01/20 (BRL) (b)	1,670,000	396,923
8.354%, 07/01/21 (BRL) (b)	15,530,000	3,418,802
10.189%, 07/01/20 (BRL) (b)	88,331,000	20,525,778
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 (BRL)	36,775,000	9,580,228
10.000%, 01/01/23 (BRL)	51,875,000	14,201,510
10.000%, 01/01/27 (BRL)	229,270,000	66,111,703

		116,328,239

Colombia—1.7%
Colombian TES
7.000%, 05/04/22 (COP)	653,000,000	197,417
7.000%, 06/30/32 (COP)	7,946,000,000	2,450,300
7.750%, 09/18/30 (COP)	35,498,100,000	11,602,469
10.000%, 07/24/24 (COP)	10,589,000,000	3,667,646

		17,917,832

Ghana—1.4%
Ghana Government Bonds
16.250%, 05/17/21 (GHS)	9,750,000	1,746,454
16.500%, 03/22/21 (GHS)	2,320,000	419,502
16.500%, 02/06/23 (GHS)	13,400,000	2,312,816
17.600%, 11/28/22 (GHS)	10,940,000	1,944,669
18.250%, 09/21/20 (GHS)	2,170,000	403,382
18.250%, 07/25/22 (GHS)	5,170,000	935,185
18.500%, 06/01/20 (GHS)	670,000	125,130
19.750%, 03/15/32 (GHS)	18,788,000	3,417,825
21.000%, 03/23/20 (GHS)	2,310,000	436,514
21.500%, 03/09/20 (GHS)	1,000,000	189,083
24.750%, 03/01/21 (GHS)	810,000	161,448
24.750%, 07/19/21 (GHS)	1,490,000	299,767

Ghana—(Continued)
Ghana Treasury Notes
17.180%, 01/06/20 (GHS)	1,860,000	345,218
17.240%, 11/11/19 (GHS)	7,030,000	1,304,652
Republic of Ghana Government Bond 19.500%, 10/18/21 (GHS)	4,530,000	844,865

		14,886,510

India—9.2%
India Government Bonds
6.790%, 05/15/27 (INR)	3,400,000,000	48,009,884
6.840%, 12/19/22 (INR)	365,000,000	5,255,542
7.680%, 12/15/23 (INR)	1,164,000,000	17,192,076
8.080%, 08/02/22 (INR)	1,344,000,000	19,951,127
8.200%, 02/15/22 (INR)	547,000,000	8,091,516

		98,500,145

Indonesia—7.2%
Indonesia Treasury Bonds
5.625%, 05/15/23 (IDR)	96,951,000,000	6,635,970
7.000%, 05/15/22 (IDR)	450,607,000,000	32,170,070
10.000%, 09/15/24 (IDR)	122,770,000,000	9,803,870
12.900%, 06/15/22 (IDR)	341,823,000,000	27,838,046

		76,447,956

Japan—4.5%
Japan Treasury Bills
Zero Coupon, 12/09/19 (JPY)	1,719,000,000	15,904,607
Zero Coupon, 12/16/19 (JPY)	2,479,400,000	22,941,332
Zero Coupon, 12/23/19 (JPY)	1,008,000,000	9,327,342

		48,173,281

Mexico—10.2%
Mexican Bonos
6.500%, 06/10/21 (MXN)	687,730,000	34,729,773
6.500%, 06/09/22 (MXN)	208,000,000	10,484,427
7.250%, 12/09/21 (MXN)	265,450,000	13,599,907
8.000%, 06/11/20 (MXN)	431,860,000	22,048,188
8.000%, 12/07/23 (MXN)	176,430,000	9,360,249
10.000%, 12/05/24 (MXN)	134,690,000	7,804,976
Mexican Udibonos 2.500%, 12/10/20 (MXN) (c)	15,470,580	777,104
Mexico Cetes
7.540%, 04/02/20 (MXN) (b)	824,797,000	4,026,349
7.691%, 01/02/20 (MXN) (b)	1,310,624,000	6,512,808

		109,343,781

South Korea—4.7%
Korea Treasury Bonds
1.375%, 09/10/21 (KRW)	26,881,400,000	22,484,306
1.875%, 03/10/22 (KRW)	18,459,000,000	15,620,172
4.250%, 06/10/21 (KRW)	14,150,400,000	12,400,646

		50,505,124

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Thailand—4.5%
Bank of Thailand Bonds
1.770%, 03/27/20 (THB)	210,792,000	$6,902,403
1.950%, 11/26/20 (THB)	1,261,227,000	41,471,179

		48,373,582

Total Foreign Government (Cost $696,873,855)		597,553,681

U.S. Treasury & Government Agencies—2.9%

United States—2.9%
U.S. Treasury Notes
1.250%, 01/31/20	9,000,000	8,980,312
1.500%, 08/31/21	6,430,000	6,410,911
1.500%, 09/30/21	7,732,000	7,712,972
3.375%, 11/15/19	7,500,000	7,511,882

Total U.S. Treasury & Government Agencies (Cost $30,616,375)		30,616,077

Short-Term Investments—38.5%

Discount Note—1.3%
Federal Home Loan Bank Zero Coupon, 10/01/19	14,000,000	14,000,000

Repurchase Agreement—21.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $232,470,863; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $237,118,846.	232,465,697	232,465,697

U.S. Treasury—15.4%
U.S. Treasury Bills
1.925%, 11/29/19 (b)	114,240,000	113,902,524
1.995%, 01/30/20 (b)	9,059,000	9,004,777
2.000%, 10/31/19 (b)	9,100,000	9,086,625
2.383%, 10/10/19 (b)	33,000,000	32,985,322

		164,979,248

Total Short-Term Investments (Cost $411,408,719)		411,444,945

Total Investments—97.3% (Cost $1,138,898,949)		1,039,614,703
Other assets and liabilities (net)—2.7%		28,985,187

Net Assets—100.0%		$1,068,599,890

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	Principal amount of security is adjusted for inflation.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	286,550	CBNA	10/08/19	USD	194,513	$(1,062)
AUD	9,949,500	JPMC	10/11/19	USD	6,742,289	(24,623)
AUD	8,867,774	CBNA	10/15/19	USD	6,021,130	(33,002)
AUD	19,996,500	JPMC	10/15/19	USD	13,552,168	(49,162)
AUD	14,922,000	JPMC	10/23/19	USD	10,115,296	(36,185)
AUD	8,836,613	CBNA	11/13/19	USD	6,004,390	(31,663)
AUD	9,949,500	JPMC	11/13/19	USD	6,748,119	(23,184)
AUD	5,791,200	JPMC	11/14/19	USD	3,927,905	(13,479)
AUD	8,836,613	CBNA	11/15/19	USD	6,004,655	(31,581)
AUD	20,094,000	JPMC	11/15/19	USD	13,629,198	(46,737)
AUD	519,000	JPMC	11/20/19	USD	352,069	(1,202)
AUD	5,331,000	CBNA	11/21/19	USD	3,623,001	(18,904)
AUD	441,000	JPMC	11/21/19	USD	299,165	(1,021)
AUD	3,634,000	JPMC	11/22/19	USD	2,475,612	(18,724)
AUD	11,288,000	JPMC	11/22/19	USD	7,657,723	(26,091)
AUD	286,550	CBNA	12/03/19	USD	194,802	(1,009)
AUD	19,996,500	JPMC	01/15/20	USD	13,638,353	(98,785)

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	67,673,677	JPMC	10/02/19	USD	16,757,132	$(469,649)
BRL	67,673,677	JPMC	04/01/20	USD	16,125,066	(12,861)
EUR	1,015,000	BOA	10/08/19	USD	1,107,770	(966)
EUR	6,822,720	JPMC	10/11/19	USD	7,602,875	(161,375)
EUR	12,323,000	JPMC	10/23/19	USD	13,743,984	(291,258)
EUR	10,021,278	BOA	10/29/19	USD	10,954,259	(9,339)
EUR	4,190,725	CBNA	10/29/19	USD	4,593,370	(16,394)
EUR	10,021,278	BOA	10/31/19	USD	10,955,662	(9,098)
EUR	649,410	CBNA	11/04/19	USD	712,111	(2,526)
EUR	4,077,750	JPMC	11/08/19	USD	4,553,059	(96,213)
EUR	778,169	JPMC	11/13/19	USD	869,181	(18,369)
EUR	6,676,830	CBNA	11/15/19	USD	7,327,153	(26,013)
EUR	619,819	JPMC	11/15/19	USD	692,410	(14,636)
EUR	10,046,879	BOA	11/20/19	USD	10,999,082	(8,923)
EUR	6,622,251	JPMC	11/20/19	USD	7,400,475	(156,475)
EUR	4,413,187	JPMC	11/21/19	USD	4,932,140	(104,270)
EUR	4,413,187	JPMC	11/22/19	USD	4,932,449	(104,239)
EUR	29,538,000	DBAG	11/29/19	USD	32,688,228	(356,536)
EUR	609,133	JPMC	12/05/19	USD	681,407	(14,337)
EUR	609,133	JPMC	06/15/20	USD	689,228	(13,180)
INR	307,415,000	HSBC	10/03/19	USD	4,341,407	(3,602)
JPY	329,463,060	HSBC	10/21/19	USD	3,070,170	(19,344)
JPY	1,163,312,000	HSBC	10/21/19	USD	10,845,518	(73,255)
JPY	940,493,000	JPMC	10/21/19	USD	8,760,587	(51,627)
JPY	1,225,681,800	CBNA	11/26/19	USD	11,590,398	(214,107)
JPY	871,443,600	JPMC	11/27/19	USD	8,233,045	(144,131)
JPY	433,529,140	JPMC	12/05/19	USD	4,062,871	(36,349)
JPY	521,836,380	HSBC	12/06/19	USD	4,886,355	(39,206)
JPY	809,711,060	HSBC	12/06/19	USD	7,597,784	(76,671)
JPY	450,995,670	JPMC	12/06/19	USD	4,227,618	(38,482)
JPY	1,550,994,000	HSBC	12/19/19	USD	14,474,614	(50,580)
JPY	761,873,200	JPMC	12/20/19	USD	7,114,034	(28,058)
JPY	1,293,091,600	CBNA	02/26/20	USD	12,311,652	(227,243)
JPY	881,722,300	CBNA	02/27/20	USD	8,386,684	(146,152)
JPY	871,460,300	JPMC	02/27/20	USD	8,288,802	(144,178)
JPY	1,693,262,000	CBNA	02/28/20	USD	16,219,210	(393,071)
JPY	521,836,380	HSBC	03/06/20	USD	4,918,734	(39,220)
JPY	495,613,730	JPMC	03/06/20	USD	4,676,619	(42,303)
JPY	1,085,186,350	HSBC	03/23/20	USD	10,204,558	(46,472)
JPY	1,163,312,000	HSBC	03/23/20	USD	10,957,069	(67,674)
JPY	760,234,000	JPMC	03/23/20	USD	7,150,747	(34,438)
JPY	761,873,190	JPMC	03/23/20	USD	7,163,027	(31,374)
JPY	395,051,150	JPMC	03/24/20	USD	3,750,351	(52,170)
JPY	521,836,390	HSBC	06/08/20	USD	4,947,273	(39,827)
JPY	495,613,730	JPMC	06/08/20	USD	4,704,139	(43,296)
JPY	761,873,200	JPMC	06/22/20	USD	7,204,345	(33,535)
JPY	1,925,329,850	BNP	06/24/20	USD	18,389,167	(265,637)
JPY	1,060,916,000	CBNA	08/31/20	USD	10,265,318	(239,813)
NOK	21,001,000	DBAG	10/03/19	USD	2,318,247	(9,802)
NOK	41,607,000	DBAG	11/14/19	USD	4,673,878	(97,311)
NOK	17,168,000	DBAG	11/18/19	USD	1,923,445	(34,969)
NOK	69,432,000	DBAG	11/19/19	USD	7,716,510	(78,922)
NOK	51,471,000	DBAG	11/26/19	USD	5,743,794	(81,512)
NOK	69,432,000	DBAG	12/19/19	USD	7,718,869	(77,495)
NOK	42,038,500	DBAG	12/23/19	USD	4,698,089	(71,131)
NOK	51,471,000	DBAG	02/26/20	USD	5,747,931	(80,892)
NOK	42,038,500	DBAG	03/23/20	USD	4,701,925	(73,146)

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NOK	31,621,000	DBAG	03/24/20	USD	3,516,531	$(34,796)
SEK	28,557,000	DBAG	10/03/19	USD	2,937,963	(36,833)
SEK	15,495,635	DBAG	10/29/19	USD	1,610,087	(33,196)
SEK	5,678,000	DBAG	11/19/19	USD	592,131	(13,553)
SEK	114,112,000	DBAG	11/26/19	USD	11,879,799	(246,939)
SEK	7,621,032	DBAG	11/29/19	USD	789,662	(12,611)
SEK	15,495,653	DBAG	11/29/19	USD	1,613,005	(33,045)

Contracts to Deliver
AUD	286,550	CBNA	10/08/19	USD	204,585	11,134
AUD	9,949,500	JPMC	10/11/19	USD	7,140,657	422,991
AUD	8,867,774	CBNA	10/15/19	USD	6,355,179	367,051
AUD	19,996,500	JPMC	10/15/19	USD	14,332,791	829,785
AUD	14,922,000	JPMC	10/23/19	USD	10,774,654	695,544
AUD	8,836,613	CBNA	11/13/19	USD	6,183,862	211,135
AUD	9,949,500	JPMC	11/13/19	USD	6,972,361	247,426
AUD	5,791,200	JPMC	11/14/19	USD	4,067,449	153,024
AUD	8,836,613	CBNA	11/15/19	USD	6,190,047	216,974
AUD	20,094,000	JPMC	11/15/19	USD	14,076,852	494,391
AUD	519,000	JPMC	11/20/19	USD	359,825	8,958
AUD	5,331,000	CBNA	11/21/19	USD	3,686,653	82,556
AUD	441,000	JPMC	11/21/19	USD	304,559	6,415
AUD	14,922,000	JPMC	11/22/19	USD	10,363,478	274,959
AUD	286,550	CBNA	12/03/19	USD	199,470	5,677
AUD	19,996,500	JPMC	01/15/20	USD	14,009,848	470,280
BRL	67,673,677	JPMC	10/02/19	USD	16,285,327	(2,156)
EUR	4,694,250	GSBU	10/04/19	USD	5,340,367	223,090
EUR	3,657,619	BOA	10/08/19	USD	4,164,674	176,233
EUR	11,300,422	DBAG	10/08/19	USD	12,868,355	545,839
EUR	6,270,000	GSBU	10/08/19	USD	7,139,022	301,917
EUR	9,359,372	UBSA	10/09/19	USD	10,660,371	453,692
EUR	5,723,000	HSBC	10/11/19	USD	6,552,778	310,737
EUR	6,822,720	JPMC	10/11/19	USD	7,814,130	372,631
EUR	2,518,372	BOA	10/15/19	USD	2,881,773	134,176
EUR	11,794,825	DBAG	10/15/19	USD	13,464,972	596,569
EUR	11,794,825	DBAG	10/15/19	USD	13,501,536	633,133
EUR	3,280,343	GSBU	10/15/19	USD	3,750,383	171,460
EUR	4,918,354	BOA	10/16/19	USD	5,653,156	286,725
EUR	900,000	GSBU	10/16/19	USD	1,034,397	52,404
EUR	3,821,000	HSBC	10/16/19	USD	4,387,005	217,900
EUR	446,000	SCB	10/17/19	USD	512,271	25,603
EUR	1,368,160	GSBU	10/23/19	USD	1,569,759	76,171
EUR	12,323,000	JPMC	10/23/19	USD	14,143,723	690,997
EUR	6,686,730	UBSA	10/23/19	USD	7,681,582	381,838
EUR	3,566,100	DBAG	10/24/19	USD	4,071,060	177,741
EUR	4,520,000	UBSA	10/24/19	USD	5,190,745	255,999
EUR	699,631	DBAG	10/25/19	USD	796,432	32,547
EUR	3,696,678	HSBC	10/25/19	USD	4,206,376	170,195
EUR	10,021,278	BOA	10/29/19	USD	11,339,577	394,657
EUR	4,190,725	CBNA	10/29/19	USD	4,744,320	167,344
EUR	2,480,403	SCB	10/29/19	USD	2,806,826	97,809
EUR	49,348,225	DBAG	10/30/19	USD	55,862,191	1,961,589
EUR	10,021,278	BOA	10/31/19	USD	11,331,360	384,796
EUR	6,729,500	GSBU	10/31/19	USD	7,606,791	255,942
EUR	1,620,000	HSBC	10/31/19	USD	1,834,601	65,023
EUR	649,410	CBNA	11/04/19	USD	735,327	25,742

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	4,077,750	JPMC	11/08/19	USD	4,630,652	$173,806
EUR	778,169	JPMC	11/13/19	USD	877,530	26,718
EUR	419,000	HSBC	11/14/19	USD	477,865	19,719
EUR	6,676,830	CBNA	11/15/19	USD	7,630,949	329,809
EUR	619,819	JPMC	11/15/19	USD	708,503	30,728
EUR	10,046,879	BOA	11/20/19	USD	11,401,801	411,642
EUR	815,500	GSBU	11/20/19	USD	925,062	32,997
EUR	6,622,251	JPMC	11/20/19	USD	7,519,731	275,732
EUR	2,341,000	BOA	11/21/19	USD	2,655,467	94,495
EUR	1,367,827	GSBU	11/21/19	USD	1,551,320	54,967
EUR	4,413,187	JPMC	11/21/19	USD	4,999,656	171,785
EUR	6,968,626	UBSA	11/21/19	USD	7,897,823	274,392
EUR	4,413,187	JPMC	11/22/19	USD	4,920,968	92,759
EUR	1,158,752	BBP	11/29/19	USD	1,310,201	41,855
EUR	49,367,619	DBAG	11/29/19	USD	55,823,669	1,786,882
EUR	9,262,000	MSC	11/29/19	USD	10,475,507	337,511
EUR	4,949,546	BOA	12/04/19	USD	5,606,722	186,902
EUR	4,694,250	GSBU	12/04/19	USD	5,321,965	181,697
EUR	609,133	JPMC	12/05/19	USD	691,746	24,676
EUR	9,216,000	SCB	12/05/19	USD	10,465,505	372,922
EUR	8,039,372	UBSA	12/05/19	USD	9,119,622	315,583
EUR	3,659,942	BOA	12/09/19	USD	4,188,181	178,633
EUR	11,300,422	DBAG	12/09/19	USD	12,919,998	540,134
EUR	708,000	DBAG	12/11/19	USD	812,749	36,975
EUR	5,023,440	BOA	12/18/19	USD	5,726,721	218,826
EUR	309,733	DBAG	12/18/19	USD	352,972	13,368
EUR	3,280,343	GSBU	12/18/19	USD	3,735,654	138,959
EUR	1,986,636	DBAG	01/23/20	USD	2,262,421	78,114
EUR	19,463,000	SCB	02/24/20	USD	21,844,298	399,197
EUR	1,367,827	GSBU	03/23/20	USD	1,533,033	23,096
EUR	1,158,752	BBP	03/31/20	USD	1,283,891	4,069
EUR	2,529,597	SCB	03/31/20	USD	2,804,160	10,262
EUR	609,133	JPMC	06/15/20	USD	707,885	31,837
INR	307,415,000	HSBC	10/03/19	USD	4,405,173	67,369
INR	360,174,600	BNP	10/07/19	USD	5,161,869	81,644
INR	806,150,600	JPMC	11/04/19	USD	11,152,006	(184,457)
INR	363,181,400	BNP	11/06/19	USD	5,021,034	(85,114)
INR	345,753,110	HSBC	11/06/19	USD	4,754,254	(106,861)
INR	285,074,511	HSBC	11/07/19	USD	3,930,165	(77,417)
INR	244,006,000	HSBC	11/13/19	USD	3,391,799	(36,273)
INR	317,597,000	HSBC	11/18/19	USD	4,399,764	(59,847)
INR	172,049,000	JPMC	11/20/19	USD	2,389,138	(26,219)
INR	306,067,000	HSBC	12/05/19	USD	4,178,104	(111,906)
INR	122,315,735	HSBC	12/16/19	USD	1,685,835	(26,590)
INR	615,172,360	JPMC	12/16/19	USD	8,521,278	(91,156)
INR	101,331,000	BNP	01/13/20	USD	1,389,095	(25,066)
INR	454,938,000	CBNA	01/16/20	USD	6,212,454	(134,254)
INR	307,415,000	HSBC	02/03/20	USD	4,269,653	(9,528)
INR	383,726,000	SCB	02/27/20	USD	5,195,667	(130,064)
INR	460,824,000	SCB	02/28/20	USD	6,256,053	(138,938)
INR	958,692,000	SCB	03/03/20	USD	13,001,153	(296,391)
INR	168,684,640	JPMC	03/16/20	USD	2,309,957	(26,069)
JPY	1,492,775,060	HSBC	10/21/19	USD	14,090,188	267,098
JPY	940,493,000	JPMC	10/21/19	USD	8,857,975	149,015
JPY	1,126,000,000	CBNA	11/26/19	USD	10,651,854	200,770
JPY	99,681,800	CBNA	11/26/19	USD	926,062	855
JPY	433,529,140	JPMC	12/05/19	USD	4,094,470	67,949

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	1,007,773,440	HSBC	12/06/19	USD	9,551,902	$191,060
JPY	323,774,000	HSBC	12/06/19	USD	3,064,654	57,235
JPY	450,995,670	JPMC	12/06/19	USD	4,259,691	70,555
JPY	1,550,994,000	HSBC	12/19/19	USD	14,711,963	287,929
JPY	761,873,200	JPMC	12/20/19	USD	7,201,790	115,814
JPY	1,293,091,600	CBNA	02/26/20	USD	12,093,162	8,753
JPY	881,722,300	CBNA	02/27/20	USD	8,249,647	9,115
JPY	1,355,847,000	CBNA	02/28/20	USD	12,727,408	54,932
JPY	337,415,000	CBNA	02/28/20	USD	3,155,520	1,858
JPY	521,836,380	HSBC	03/06/20	USD	4,977,313	97,798
JPY	495,613,730	JPMC	03/06/20	USD	4,710,995	76,680
JPY	2,054,169,685	HSBC	03/23/20	USD	19,610,867	382,436
JPY	1,522,107,190	JPMC	03/23/20	USD	14,481,747	233,784
JPY	395,051,150	JPMC	03/24/20	USD	3,758,826	60,644
JPY	495,613,730	JPMC	06/08/20	USD	4,735,844	75,001
JPY	761,873,200	JPMC	06/22/20	USD	7,285,402	114,591
JPY	1,060,916,000	CBNA	08/31/20	USD	10,032,397	6,893
KRW	7,648,000,000	HSBC	10/29/19	USD	6,505,614	107,203
KRW	6,091,000,000	CBNA	11/15/19	USD	5,213,112	114,959
KRW	17,622,000,000	GSBU	12/09/19	USD	14,879,676	119,307
KRW	7,690,000,000	DBAG	02/10/20	USD	6,373,280	(82,588)
KRW	7,689,000,000	DBAG	03/06/20	USD	6,395,242	(65,300)
KRW	11,175,000,000	HSBC	03/18/20	USD	9,499,320	105,879
SEK	28,557,000	DBAG	10/03/19	USD	2,951,658	50,529
SEK	15,495,635	DBAG	10/29/19	USD	1,604,377	27,487
SEK	5,678,000	DBAG	11/19/19	USD	588,656	10,078
SEK	114,112,000	DBAG	11/26/19	USD	11,835,503	202,643
SEK	23,116,685	DBAG	11/29/19	USD	2,398,059	41,047

Cross Currency Contracts to Buy
BRL	29,034,000	CBNA	10/02/19	EUR	6,345,120	71,944
BRL	29,034,000	CBNA	04/01/20	EUR	6,237,030	23,457
EUR	6,383,905	CBNA	10/02/19	BRL	29,034,000	(29,670)
JPY	271,310,405	CBNA	10/31/19	EUR	2,303,393	(2,096)
JPY	1,670,396,124	JPMC	11/21/19	AUD	23,237,675	(211,192)
JPY	1,027,155,898	HSBC	11/22/19	EUR	8,705,796	6,696
JPY	1,269,771,900	HSBC	12/12/19	AUD	16,910,000	361,750
JPY	775,774,935	JPMC	12/12/19	AUD	10,350,000	208,342
JPY	443,177,120	HSBC	12/12/19	AUD	5,920,000	114,045
JPY	271,416,361	CBNA	12/30/19	EUR	2,303,393	(1,632)
JPY	1,096,567,400	JPMC	01/14/20	AUD	14,950,000	97,781
JPY	1,662,922,888	JPMC	02/21/20	AUD	23,237,675	(211,462)
JPY	1,027,315,213	HSBC	02/25/20	EUR	8,705,796	7,001
JPY	1,161,316,498	CBNA	02/25/20	AUD	16,244,177	(156,737)
JPY	1,692,358,137	CBNA	03/06/20	AUD	23,630,500	(193,744)
JPY	1,007,445,060	JPMC	03/12/20	AUD	13,500,000	271,362
JPY	431,232,900	HSBC	03/13/20	AUD	5,800,000	101,828
JPY	1,029,225,904	HSBC	03/25/20	EUR	8,706,022	23,662
JPY	271,431,333	CBNA	03/31/20	EUR	2,303,393	(1,994)
JPY	3,666,547,251	CBNA	04/02/20	EUR	31,104,435	(15,861)
JPY	1,657,299,370	JPMC	05/21/20	AUD	23,237,675	(208,394)
JPY	1,027,965,537	HSBC	05/22/20	EUR	8,705,796	9,980
JPY	768,286,710	JPMC	06/12/20	AUD	10,350,000	196,634
JPY	438,929,520	HSBC	06/12/20	AUD	5,920,000	107,620
JPY	428,864,721	JPMC	06/12/20	AUD	5,790,000	101,249
JPY	271,385,265	CBNA	06/30/20	EUR	2,303,393	(3,356)

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	1,651,499,212	JPMC	08/21/20	AUD	23,237,675	$(206,913)
JPY	1,028,739,481	HSBC	08/24/20	EUR	8,705,796	13,139
JPY	1,149,919,663	CBNA	08/24/20	AUD	16,200,923	(156,953)
JPY	271,477,401	CBNA	09/30/20	EUR	2,303,393	(3,709)
SEK	52,791,000	DBAG	10/15/19	EUR	4,951,276	(34,660)
SEK	52,791,000	DBAG	11/13/19	EUR	4,949,953	(34,727)
SEK	52,791,000	DBAG	12/13/19	EUR	4,948,329	(34,276)
SEK	52,791,000	DBAG	02/13/20	EUR	4,944,922	(34,243)
SEK	52,791,000	DBAG	03/13/20	EUR	4,943,070	(34,215)
SEK	52,791,000	DBAG	06/15/20	EUR	4,936,783	(34,424)

Net Unrealized Appreciation						$16,917,755

Securities in the amount of $11,493,852 have been received at the custodian bank as collateral for forward foreign currency exchange contracts.

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(1)
Receive	3M LIBOR	Semi-Annually	2.378%	Quarterly	11/18/46	USD	24,800,000	$(3,693,183)	$—	$(3,693,183)
Receive	3M LIBOR	Semi-Annually	2.587%	Quarterly	07/27/47	USD	36,300,000	(7,244,569)	—	(7,244,569)
Receive	3M LIBOR	Semi-Annually	2.794%	Quarterly	03/13/47	USD	24,900,000	(6,075,152)	—	(6,075,152)
Receive	3M LIBOR	Semi-Annually	2.980%	Quarterly	02/20/48	USD	13,258,000	(3,894,320)	—	(3,894,320)
Receive	3M LIBOR	Semi-Annually	3.002%	Quarterly	02/22/48	USD	13,258,000	(3,963,442)	—	(3,963,442)
Receive	3M LIBOR	Semi-Annually	3.019%	Quarterly	02/23/48	USD	13,258,000	(4,015,484)	—	(4,015,484)

Totals								$(28,886,150)	$—	$(28,886,150)

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(THB)—	Thai Baht
(USD)—	United States Dollar

Index Abbreviations

(ARLLMON)—	Argentina Blended Historical Policy Rate
(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(LIBOR)—	London Interbank Offered Rate

BHFTI-136

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$597,553,681	$—	$597,553,681
Total U.S. Treasury & Government Agencies*	—	30,616,077	—	30,616,077
Total Short-Term Investments*	—	411,444,945	—	411,444,945
Total Investments	$—	$1,039,614,703	$—	$1,039,614,703

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$26,225,246	$—	$26,225,246
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(9,307,491)	—	(9,307,491)
Total Forward Contracts	$—	$16,917,755	$—	$16,917,755
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(28,886,150)	$—	$(28,886,150)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-137

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.0%
Boeing Co. (The)	73,249	$27,869,047
Lockheed Martin Corp.	76,346	29,779,521
United Technologies Corp.	242,977	33,171,220

		90,819,788

Airlines—0.0%
Spirit Airlines, Inc. (a) (b)	30,396	1,103,375

Banks—2.5%
Bank of America Corp.	1,741,512	50,799,905
SVB Financial Group (a)	24,269	5,071,008

		55,870,913

Beverages—2.2%
Coca-Cola Co. (The)	923,523	50,276,592

Biotechnology—1.4%
Alnylam Pharmaceuticals, Inc. (a) (b)	11,370	914,375
Arcus Biosciences, Inc. (a)	37,977	345,591
Assembly Biosciences, Inc. (a)	24,660	242,408
Atreca, Inc. - Class A (a) (b)	30,416	372,292
Audentes Therapeutics, Inc. (a)	23,088	648,542
Biohaven Pharmaceutical Holding Co., Ltd. (a)	42,241	1,762,294
Bluebird Bio, Inc. (a) (b)	17,359	1,593,903
Calithera Biosciences, Inc. (a)	51,800	160,062
Coherus Biosciences, Inc. (a) (b)	101,816	2,062,792
CytomX Therapeutics, Inc. (a)	42,100	310,698
Forty Seven, Inc. (a)	79,518	510,505
G1 Therapeutics, Inc. (a)	47,269	1,076,788
Global Blood Therapeutics, Inc. (a) (b)	26,641	1,292,621
GlycoMimetics, Inc. (a) (b)	61,203	263,785
Heron Therapeutics, Inc. (a) (b)	27,714	512,709
Incyte Corp. (a)	19,026	1,412,300
Jounce Therapeutics, Inc. (a)	25,319	84,312
Karyopharm Therapeutics, Inc. (a) (b)	55,051	529,591
Madrigal Pharmaceuticals, Inc. (a) (b)	9,766	842,024
Medicines Co. (The) (a) (b)	67,763	3,388,150
Momenta Pharmaceuticals, Inc. (a) (b)	52,800	684,288
Myovant Sciences, Ltd. (a) (b)	72,245	375,674
PhaseBio Pharmaceuticals, Inc. (a) (b)	24,900	103,833
Portola Pharmaceuticals, Inc. (a)	81,762	2,192,857
Ra Pharmaceuticals, Inc. (a) (b)	46,681	1,104,006
Radius Health, Inc. (a)	37,824	973,968
Rigel Pharmaceuticals, Inc. (a) (b)	130,522	244,076
Seattle Genetics, Inc. (a) (b)	49,709	4,245,149
Syndax Pharmaceuticals, Inc. (a)	55,214	412,449
Vertex Pharmaceuticals, Inc. (a)	19,880	3,368,070

		32,030,112

Capital Markets—3.1%
Ares Management Corp. - Class A (b)	326,506	8,753,626
Blackstone Group, Inc. (The) - Class A (b)	329,019	16,069,288
Blucora, Inc. (a) (b)	333,120	7,208,717
Hamilton Lane, Inc. - Class A	114,219	6,505,914
Raymond James Financial, Inc.	61,984	5,111,201

Capital Markets—(Continued)
S&P Global, Inc.	42,683	10,456,481
TD Ameritrade Holding Corp. (b)	361,648	16,888,961

		70,994,188

Chemicals—2.4%
Cabot Corp. (b)	183,214	8,303,259
Celanese Corp.	54,528	6,668,229
FMC Corp.	95,533	8,376,333
Ingevity Corp. (a)	61,958	5,256,517
Linde plc	68,245	13,220,421
Livent Corp. (a)	135,279	905,017
PPG Industries, Inc.	100,189	11,873,398

		54,603,174

Construction & Engineering—0.2%
Dycom Industries, Inc. (a) (b)	67,758	3,459,046
Granite Construction, Inc. (b)	56,031	1,800,276

		5,259,322

Consumer Finance—0.9%
American Express Co.	110,701	13,093,714
OneMain Holdings, Inc.	186,430	6,838,253

		19,931,967

Containers & Packaging—0.9%
Ball Corp.	186,869	13,605,932
International Paper Co.	139,460	5,832,217

		19,438,149

Diversified Consumer Services—0.1%
Houghton Mifflin Harcourt Co. (a)	320,582	1,708,702

Diversified Financial Services—0.3%
Voya Financial, Inc.	138,294	7,528,725

Diversified Telecommunication Services—1.8%
Verizon Communications, Inc.	673,689	40,663,868

Electric Utilities—1.9%
Avangrid, Inc. (b)	120,652	6,304,067
Duke Energy Corp.	112,823	10,815,213
Edison International (b)	130,120	9,813,650
Exelon Corp.	280,475	13,549,747
NextEra Energy, Inc.	14,409	3,357,153

		43,839,830

Electrical Equipment—0.4%
AMETEK, Inc.	47,047	4,319,856
Nvent Electric plc	235,701	5,194,850

		9,514,706

Electronic Equipment, Instruments & Components—0.3%
Coherent, Inc. (a) (b)	38,476	5,914,531

BHFTI-138

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.5%
Schlumberger, Ltd.	312,652	$10,683,319

Entertainment—1.7%
Electronic Arts, Inc. (a)	100,545	9,835,312
Liberty Media Corp.-Liberty Formula One - Class C (a)	131,080	5,451,617
Netflix, Inc. (a) (b)	40,207	10,760,197
Spotify Technology S.A. (a)	18,243	2,079,702
Take-Two Interactive Software, Inc. (a)	27,790	3,483,199
Walt Disney Co. (The)	59,162	7,709,992

		39,320,019

Equity Real Estate Investment Trusts—3.5%
Alexandria Real Estate Equities, Inc.	72,263	11,131,393
American Tower Corp.	119,782	26,487,394
Camden Property Trust	80,535	8,940,190
Equinix, Inc.	38,669	22,304,279
HCP, Inc.	195,128	6,952,411
STORE Capital Corp.	118,269	4,424,443

		80,240,110

Food Products—1.3%
Mondelez International, Inc. - Class A	542,891	30,032,730

Gas Utilities—0.3%
UGI Corp.	116,372	5,850,020

Health Care Equipment & Supplies—4.6%
Abbott Laboratories (b)	444,044	37,153,162
Baxter International, Inc.	120,232	10,516,693
Boston Scientific Corp. (a)	647,902	26,363,132
Danaher Corp.	123,127	17,783,233
NuVasive, Inc. (a) (b)	182,596	11,572,934

		103,389,154

Health Care Providers & Services—2.2%
Anthem, Inc.	132,200	31,741,220
HCA Healthcare, Inc.	78,797	9,488,735
UnitedHealth Group, Inc.	41,303	8,975,968

		50,205,923

Hotels, Restaurants & Leisure—2.7%
Hyatt Hotels Corp. - Class A	150,508	11,087,924
McDonald’s Corp.	217,922	46,790,033
MGM Resorts International	135,932	3,768,035

		61,645,992

Household Products—2.2%
Procter & Gamble Co. (The)	399,466	49,685,581

Independent Power and Renewable Electricity Producers—0.8%
NRG Energy, Inc.	443,776	17,573,530

Industrial Conglomerates—0.1%
3M Co.	5,631	925,737

Industrial Conglomerates—(Continued)
General Electric Co.	96,912	866,393

		1,792,130

Insurance—4.5%
American International Group, Inc. (b)	299,602	16,687,831
Assurant, Inc. (b)	113,036	14,222,190
Assured Guaranty, Ltd.	314,908	14,000,810
Athene Holding, Ltd. - Class A (a)	223,324	9,393,007
Hartford Financial Services Group, Inc. (The)	263,841	15,991,403
Marsh & McLennan Cos., Inc. (b)	153,104	15,318,055
Progressive Corp. (The)	103,408	7,988,268
Prudential Financial, Inc.	68,061	6,122,087
Trupanion, Inc. (a) (b)	125,085	3,179,661

		102,903,312

Interactive Media & Services—5.8%
Alphabet, Inc. - Class A (a)	70,696	86,329,714
Facebook, Inc. - Class A (a)	256,091	45,604,685

		131,934,399

Internet & Direct Marketing Retail—4.7%
Amazon.com, Inc. (a)	49,214	85,431,075
Expedia Group, Inc.	149,762	20,129,510

		105,560,585

IT Services—4.7%
FleetCor Technologies, Inc. (a)	49,215	14,113,877
Genpact, Ltd.	177,700	6,885,875
Global Payments, Inc. (b)	162,106	25,774,854
GoDaddy, Inc. - Class A (a)	162,650	10,731,647
PayPal Holdings, Inc. (a)	121,683	12,605,142
Visa, Inc. - Class A (b)	173,698	29,877,793
WEX, Inc. (a) (b)	35,668	7,207,433

		107,196,621

Life Sciences Tools & Services—1.1%
10X Genomics, Inc. - Class A (a)	8,900	448,560
Adaptive Biotechnologies Corp. (a) (b)	28,000	865,200
Thermo Fisher Scientific, Inc.	84,445	24,596,295

		25,910,055

Machinery—2.5%
Caterpillar, Inc.	8,560	1,081,214
Dover Corp.	20,700	2,060,892
Fortive Corp.	170,758	11,707,169
Gardner Denver Holdings, Inc. (a)	357,303	10,108,102
Greenbrier Cos., Inc. (The)	52,303	1,575,366
Illinois Tool Works, Inc.	54,459	8,522,289
Ingersoll-Rand plc	101,974	12,564,217
PACCAR, Inc.	57,442	4,021,514
Rexnord Corp. (a)	39,789	1,076,292
Wabtec Corp. (b)	64,318	4,621,891

		57,338,946

BHFTI-139

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—0.1%
Kirby Corp. (a) (b)	21,355	$1,754,527

Media—2.6%
Charter Communications, Inc. - Class A (a)	41,547	17,122,350
Comcast Corp. - Class A	882,390	39,778,141
New York Times Co. (The) - Class A (b)	60,372	1,719,394

		58,619,885

Multi-Utilities—1.5%
National Grid plc (ADR) (b)	104,761	5,670,713
Sempra Energy	186,635	27,549,192

		33,219,905

Oil, Gas & Consumable Fuels—4.7%
BP plc (ADR)	156,096	5,930,087
Chevron Corp.	149,645	17,747,897
Concho Resources, Inc.	45,790	3,109,141
Diamondback Energy, Inc.	52,637	4,732,593
Encana Corp.	943,497	4,340,086
Exxon Mobil Corp.	513,221	36,238,535
Marathon Petroleum Corp.	208,974	12,695,171
Noble Energy, Inc. (b)	242,353	5,443,248
Pioneer Natural Resources Co.	28,468	3,580,420
TC Energy Corp.	261,060	13,520,297

		107,337,475

Pharmaceuticals—4.4%
Aerie Pharmaceuticals, Inc. (a) (b)	40,981	787,655
AstraZeneca plc (ADR)	591,525	26,364,269
Bristol-Myers Squibb Co. (b)	336,205	17,048,956
Dermira, Inc. (a)	189,053	1,208,049
Elanco Animal Health, Inc. (a)	48,246	1,282,861
Eli Lilly & Co.	80,270	8,976,594
Kala Pharmaceuticals, Inc. (a) (b)	59,000	224,495
MyoKardia, Inc. (a) (b)	33,381	1,740,819
Nektar Therapeutics (a) (b)	95,314	1,736,144
Odonate Therapeutics, Inc. (a)	40,501	1,054,241
Pfizer, Inc.	896,588	32,214,407
Revance Therapeutics, Inc. (a) (b)	86,665	1,126,645
Satsuma Pharmaceuticals, Inc. (a)	18,400	276,184
Teva Pharmaceutical Industries, Ltd. (ADR) (a) (b)	495,075	3,406,116
Tricida, Inc. (a)	33,587	1,036,831
WAVE Life Sciences, Ltd. (a) (b)	21,200	435,236

		98,919,502

Professional Services—1.3%
Equifax, Inc.	30,163	4,243,029
IHS Markit, Ltd. (a) (b)	234,375	15,675,000
TransUnion (b)	41,413	3,359,009
TriNet Group, Inc. (a)	97,106	6,039,022

		29,316,060

Road & Rail—1.0%
Norfolk Southern Corp.	69,603	12,504,875
Schneider National, Inc. - Class B	34,015	738,806

Road & Rail—(Continued)
Uber Technologies, Inc. (a) (b)	292,672	8,917,716

		22,161,397

Semiconductors & Semiconductor Equipment—3.6%
Advanced Micro Devices, Inc. (a) (b)	487,579	14,134,915
First Solar, Inc. (a) (b)	32,962	1,912,126
Intel Corp.	301,870	15,555,361
KLA Corp.	39,520	6,301,464
Lattice Semiconductor Corp. (a)	362,148	6,621,876
Marvell Technology Group, Ltd. (b)	322,306	8,047,981
Micron Technology, Inc. (a)	243,007	10,412,850
Teradyne, Inc.	67,441	3,905,508
Texas Instruments, Inc.	107,995	13,957,274

		80,849,355

Software—7.2%
Adobe, Inc. (a)	25,028	6,913,985
Atlassian Corp. plc - Class A (a) (b)	4,239	531,740
Guidewire Software, Inc. (a) (b)	35,065	3,695,150
Microsoft Corp.	690,146	95,950,998
Salesforce.com, Inc. (a)	103,275	15,330,141
ServiceNow, Inc. (a)	17,165	4,357,335
Slack Technologies, Inc. - Class A (a) (b)	9,422	223,584
Splunk, Inc. (a)	19,821	2,336,103
SS&C Technologies Holdings, Inc. (b)	376,178	19,399,499
SVMK, Inc. (a) (b)	473,425	8,095,568
Workday, Inc. - Class A (a) (b)	39,527	6,718,009

		163,552,112

Specialty Retail—2.8%
Burlington Stores, Inc. (a) (b)	129,819	25,940,433
Lowe’s Cos., Inc.	150,550	16,554,478
TJX Cos., Inc. (The)	371,704	20,718,781

		63,213,692

Technology Hardware, Storage & Peripherals—2.7%
Apple, Inc.	234,814	52,591,291
Western Digital Corp. (b)	130,912	7,807,592

		60,398,883

Textiles, Apparel & Luxury Goods—1.8%
NIKE, Inc. - Class B	115,795	10,875,466
Under Armour, Inc. - Class A (a) (b)	863,749	17,223,155
Under Armour, Inc. - Class C (a) (b)	679,031	12,310,832

		40,409,453

Thrifts & Mortgage Finance—0.2%
MGIC Investment Corp.	316,434	3,980,740

Trading Companies & Distributors—0.1%
Triton International, Ltd. (b)	85,756	2,901,983

Total Common Stocks (Cost $1,912,919,945)		2,257,395,337

BHFTI-140

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Short-Term Investment—0.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $6,492,921; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $6,625,327.	6,492,776	$6,492,776

Total Short-Term Investments (Cost $6,492,776)		6,492,776

Securities Lending Reinvestments (c)—12.0%

Certificates of Deposit—6.9%
ABN AMRO Bank NV 2.120%, 01/10/20	2,000,000	2,000,320
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (d)	4,000,000	3,999,780
2.222%, 1M LIBOR + 0.180%, 10/09/19 (d)	3,000,000	3,000,000
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (d)	4,000,000	4,000,844
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	5,000,000	4,999,975
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,997,790
2.481%, 3M LIBOR + 0.170%, 01/09/20 (d)	5,000,000	5,002,085
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (d)	5,000,000	4,996,510
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,370
Canadian Imperial Bank of Commerce 2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	1,000,005
Chiba Bank, Ltd.
2.230%, 11/20/19	1,000,000	1,000,006
2.270%, 10/08/19	4,000,000	4,000,112
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (d)	5,000,000	4,997,950
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (d)	5,000,000	5,000,095
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,000,715
Credit Industriel et Commercial
2.227%, 1M LIBOR + 0.160%, 03/05/20 (d)	4,000,000	3,998,996
2.260%, 1M LIBOR + 0.160%, 01/03/20 (d)	3,000,000	2,999,622
DZ Bank AG
Zero Coupon, 10/18/19	9,939,798	9,989,500
Zero Coupon, 10/23/19	3,976,323	3,994,640
KBC Bank NV
2.080%, 03/12/20	2,000,000	2,000,200
2.220%, 12/03/19	5,000,000	5,001,200
Mizuho Bank, Ltd.
Zero Coupon, 10/23/19	4,970,404	4,993,300
2.174%, 1M LIBOR + 0.120%, 11/27/19 (d)	4,000,000	3,999,924
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (d)	3,000,000	2,999,691
Natixis New York 2.453%, 3M LIBOR + 0.150%, 10/15/19 (d)	2,000,000	2,000,252
Norinchukin Bank, New York Zero Coupon, 10/09/19	1,988,162	1,998,940

Certificates of Deposit—(Continued)
Royal Bank of Canada New York
2.060%, SOFR + 0.240%, 07/08/20 (d)	4,000,000	3,999,680
2.110%, SOFR + 0.290%, 07/16/20 (d)	2,000,000	2,000,630
Societe Generale
2.180%, FEDEFF PRV + 0.350%, 06/19/20 (d)	2,000,000	1,999,706
2.337%, 1M LIBOR + 0.280%, 06/19/20 (d)	2,000,000	2,002,364
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	7,000,000	7,000,119
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (d)	1,000,000	999,995
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (d)	3,000,000	2,999,610
2.179%, 1M LIBOR + 0.140%, 11/12/19 (d)	5,000,000	4,999,750
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,998,020
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (d)	3,000,000	2,998,590
2.266%, 1M LIBOR + 0.220%, 07/22/20 (d)	6,000,000	5,998,152
2.429%, 1M LIBOR + 0.380%, 12/10/19 (d)	2,000,000	2,000,804
Toronto-Dominion Bank 2.180%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,000,000	1,998,818
Wells Fargo Bank N.A. 2.180%, FEDEFF PRV + 0.350%, 08/20/20 (d)	10,000,000	10,000,000
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	5,000,000	4,999,982

		155,969,042

Commercial Paper—2.2%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd.
2.290%, 12/09/19	3,479,963	3,484,064
2.470%, 10/11/19	5,964,734	5,995,734
Cafco LLC 2.120%, 10/31/19	2,988,870	2,994,543
China Construction Bank Corp. 2.470%, 10/17/19	2,981,475	2,996,763
Industrial & Commercial Bank of China, Corp.
2.420%, 11/01/19	2,982,253	2,994,222
2.470%, 10/25/19	1,987,376	1,997,272
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	8,000,000	8,001,296
Kells Funding LLC 2.260%, 10/28/19	1,987,068	1,996,959
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (d)	2,000,000	2,001,114
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	4,000,000	4,000,112
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (d)	2,001,696	2,001,830
Thunder Bay Funding LLC 2.167%, 1M LIBOR + 0.100%, 12/05/19 (d)	4,000,000	3,999,600
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (d)	4,000,000	4,000,596
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (d)	2,999,630	2,998,467

		50,457,960

BHFTI-141

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Master Demand Notes—0.4%
Natixis Financial Products LLC 2.070%, OBFR + 0.250%, 10/01/19 (d)	10,000,000	$10,000,000

Mutual Fund—0.1%
SSGA Institutional U.S. Government Money Market Fund 2.050% (e)	1,000,000	1,000,000

Repurchase Agreements—2.4%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $14,282,376; collateralized by various Common Stock with an aggregate market value of $15,620,002.	14,200,000	14,200,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $6,037,260; collateralized by various Common Stock with an aggregate market value of $6,600,677.	6,000,000	6,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $2,004,219; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $700,047; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $714,000.	700,000	700,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $700,047; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $714,000.	700,000	700,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $2,088,543; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $2,130,167.	2,088,399	2,088,399
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $800,044; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $890,402.	800,000	800,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $5,001,964; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $5,557,037.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $9,300,509; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $10,332,876.	9,300,000	9,300,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $1,800,099; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,999,911.	1,800,000	1,800,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $500,194; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $555,531.	500,000	500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $5,302,061; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,888,628.	5,300,000	5,300,000

		53,388,399

Total Securities Lending Reinvestments (Cost $270,816,742)		270,815,401

Total Investments—111.9% (Cost $2,190,229,463)		2,534,703,514
Other assets and liabilities (net)—(11.9)%		(269,054,498)

Net Assets—100.0%		$2,265,649,016

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $268,615,993 and the collateral received consisted of cash in the amount of $270,603,927 and non-cash collateral with a value of $3,369,189. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2019.

BHFTI-142

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,257,395,337	$—	$—	$2,257,395,337
Total Short-Term Investment*	—	6,492,776	—	6,492,776
Total Securities Lending Reinvestments*	—	270,815,401	—	270,815,401
Total Investments	$2,257,395,337	$277,308,177	$—	$2,534,703,514

Collateral for Securities Loaned (Liability)	$—	$(270,603,927)	$—	$(270,603,927)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-143

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia—3.7%
Dexus (REIT)	924,774	$7,450,608
Goodman Group (REIT)	1,104,650	10,570,145
Mirvac Group (REIT)	11,056,281	22,866,343
Scentre Group (REIT)	2,331,422	6,190,177

		47,077,273

Belgium—0.9%
Shurgard Self Storage S.A.	123,756	3,945,569
Warehouses De Pauw CVA (REIT)	42,154	7,738,923

		11,684,492

Canada—2.1%
Canadian Apartment Properties (REIT)	407,386	16,749,304
Chartwell Retirement Residences (REIT)	886,000	9,844,073

		26,593,377

Finland—0.3%
Kojamo Oyj	273,331	4,479,196

France—1.5%
Unibail-Rodamco-Westfield (REIT)	131,936	19,233,743

Germany—3.9%
Alstria Office REIT-AG (REIT)	531,357	9,113,293
Deutsche Euroshop AG	173,017	4,880,576
Grand City Properties S.A.	365,225	8,216,204
LEG Immobilien AG	38,830	4,444,846
TAG Immobilien AG (a)	309,757	7,068,322
Vonovia SE	331,015	16,791,630

		50,514,871

Hong Kong—6.6%
Kerry Properties, Ltd.	1,807,500	5,593,806
Link REIT (The) (REIT)	3,914,600	42,976,221
New World Development Co., Ltd.	6,032,000	7,879,817
Sino Land Co., Ltd.	10,936,000	16,505,622
Wheelock & Co., Ltd.	2,157,000	12,294,563

		85,250,029

Ireland—0.4%
Hibernia REIT plc (REIT)	2,904,894	4,658,868

Japan—12.1%
Aeon Mall Co., Ltd.	298,300	4,723,740
AEON REIT Investment Corp. (REIT)	6,126	8,439,330
GLP J-REIT (REIT)	17,543	23,264,741
Japan Hotel REIT Investment Corp. (REIT)	3,392	2,528,665
Kenedix Retail REIT Corp. (REIT)	1,784	4,470,943
LaSalle Logiport (REIT)	7,243	10,372,898
Mitsubishi Estate Co., Ltd.	632,600	12,249,312
Mitsui Fudosan Co., Ltd.	1,004,474	24,998,954
Mori Hills REIT Investment Corp. (REIT)	7,587	12,042,794
Nippon Prologis REIT, Inc. (REIT)	3,638	9,962,682
Nomura Real Estate Holdings, Inc.	326,600	7,082,607
Orix JREIT, Inc. (REIT)	10,424	22,760,159

Japan—(Continued)
Sankei Real Estate, Inc. (REIT)	3,444	3,816,842
Tokyo Tatemono Co., Ltd.	681,300	9,614,038

		156,327,705

Netherlands—0.5%
InterXion Holding NV (a)	79,902	6,508,817

Norway—0.6%
Entra ASA	477,449	7,488,011

Singapore—2.3%
CapitaLand, Ltd.	6,355,300	16,278,373
Mapletree Logistics Trust (REIT)	11,396,394	13,369,620

		29,647,993

Spain—0.9%
Merlin Properties Socimi S.A. (REIT)	798,838	11,160,535

Sweden—2.8%
Castellum AB	659,920	14,130,745
Fabege AB	849,448	13,994,570
Kungsleden AB	474,236	4,306,413
Pandox AB	151,239	3,015,460

		35,447,188

United Kingdom—4.8%
Big Yellow Group plc (REIT)	474,467	6,062,780
Derwent London plc (REIT)	206,511	8,559,545
Grainger plc	185,125	560,296
Land Securities Group plc (REIT)	527,088	5,550,197
Safestore Holdings plc (REIT)	689,912	5,669,374
Segro plc (REIT)	1,844,076	18,384,123
Tritax EuroBox plc (REIT)	3,294,757	3,848,465
UNITE Group plc (The) (REIT)	963,747	12,940,000

		61,574,780

United States—55.8%
Alexandria Real Estate Equities, Inc. (REIT)	171,270	26,382,431
American Campus Communities, Inc. (REIT)	213,067	10,244,261
Brandywine Realty Trust (REIT)	560,144	8,486,182
Brixmor Property Group, Inc. (REIT) (b)	925,325	18,774,844
Camden Property Trust (REIT)	200,797	22,290,475
Columbia Property Trust, Inc. (REIT)	362,556	7,668,059
Cousins Properties, Inc. (REIT)	454,196	17,073,228
Crown Castle International Corp. (REIT)	76,679	10,659,148
CubeSmart (REIT) (b)	477,153	16,652,640
CyrusOne, Inc. (REIT) (b)	201,341	15,926,073
Douglas Emmett, Inc. (REIT)	306,665	13,134,462
Equinix, Inc. (REIT) (b)	35,357	20,393,918
Equity Residential (REIT) (b)	483,562	41,712,058
Essex Property Trust, Inc. (REIT)	74,733	24,411,534
Extra Space Storage, Inc. (REIT)	276,948	32,353,065
HCP, Inc. (REIT)	639,822	22,796,858
Healthcare Trust of America, Inc. (REIT) - Class A	649,928	19,094,885
Host Hotels & Resorts, Inc. (REIT)	1,091,235	18,867,453

BHFTI-144

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Hudson Pacific Properties, Inc. (REIT)	492,579	$16,481,693
Invitation Homes, Inc. (REIT)	1,245,345	36,874,665
Liberty Property Trust (REIT)	195,430	10,031,422
MGM Growth Properties LLC (REIT) - Class A	336,291	10,105,545
Pebblebrook Hotel Trust (REIT)	384,256	10,690,002
Piedmont Office Realty Trust, Inc. (REIT) - Class A	464,085	9,690,095
ProLogis, Inc. (REIT)	744,842	63,475,435
QTS Realty Trust, Inc. (REIT) - Class A (b)	181,524	9,332,149
Regency Centers Corp. (REIT) (b)	204,519	14,212,025
Ryman Hospitality Properties, Inc. (REIT)	74,633	6,105,726
Simon Property Group, Inc. (REIT)	266,407	41,466,250
STORE Capital Corp. (REIT) (b)	603,472	22,575,888
Sun Communities, Inc. (REIT) (b)	102,954	15,283,521
Taubman Centers, Inc. (REIT) (b)	196,499	8,023,054
VEREIT, Inc. (REIT) (b)	3,367,363	32,932,810
VICI Properties, Inc. (REIT) (b)	988,317	22,385,380
Welltower, Inc. (REIT) (b)	456,520	41,383,538

		717,970,772

Total Common Stocks (Cost $1,144,649,232)		1,275,617,650

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $4,589,257; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $4,682,626.	4,589,155	4,589,155

Total Short-Term Investments (Cost $4,589,155)		4,589,155

Securities Lending Reinvestments (c)—10.7%

Certificates of Deposit—3.9%
ABN AMRO Bank NV 2.120%, 01/10/20	1,000,000	1,000,160
Banco Del Estado De Chile New York 2.206%, 1M LIBOR + 0.160%, 11/22/19 (d)	3,000,000	2,999,835
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (d)	2,000,000	1,999,842
Bank of Montreal (Chicago) 2.150%, 1M LIBOR + 0.100%, 10/11/19 (d)	3,000,000	2,999,946
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (d)	2,000,000	1,998,604
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (d)	1,000,000	1,000,185
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	1,000,005
2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	1,500,000	1,500,051
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (d)	2,000,000	1,999,180

Certificates of Deposit—(Continued)
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,000,715
Credit Industriel et Commercial
2.260%, 1M LIBOR + 0.160%, 01/03/20 (d)	1,000,000	999,874
2.393%, 3M LIBOR + 0.090%, 10/15/19 (d)	1,500,000	1,500,158
Credit Suisse AG
2.240%, 1M LIBOR + 0.140%, 10/02/19 (d)	3,000,000	3,000,000
DZ Bank AG Zero Coupon, 11/18/19	2,982,904	2,991,540
KBC Bank NV
Zero Coupon, 10/25/19	1,974,000	1,997,309
2.220%, 12/03/19	2,000,000	2,000,480
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (d)	3,000,000	2,999,700
Societe Generale
2.180%, FEDEFF PRV + 0.350%, 06/19/20 (d)	1,500,000	1,499,780
2.337%, 1M LIBOR + 0.280%, 06/19/20 (d)	2,000,000	2,002,364
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	2,000,000	2,000,034
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (d)	1,000,000	999,995
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 02/18/20	989,064	991,930
Svenska Handelsbanken AB 2.429%, 1M LIBOR + 0.380%, 12/10/19 (d)	2,000,000	2,000,804
Wells Fargo Bank N.A. 2.180%, FEDEFF PRV + 0.350%, 08/20/20 (d)	3,000,000	3,000,000
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	1,000,000	999,996

		50,482,487

Commercial Paper—0.6%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd.
2.290%, 12/09/19	994,275	995,447
2.470%, 10/11/19	994,099	999,289
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	2,000,000	2,000,324
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	1,000,000	1,000,028
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (d)	1,000,848	1,000,915
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (d)	1,000,000	1,000,149

		7,991,540

Repurchase Agreements—5.2%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $18,500,987; collateralized by various Common Stock with an aggregate market value of $20,350,003.	18,500,000	18,500,000

BHFTI-145

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $2,004,219; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	$2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,400,093; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,428,001.	1,400,000	1,400,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,300,087; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $1,326,000.	1,300,000	1,300,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $4,176,173; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $4,259,402.	4,175,883	4,175,883
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $12,461,817; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $13,869,260.	12,461,128	12,461,128
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $200,079; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $222,281.	200,000	200,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $21,601,182; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $23,998,937.	21,600,000	21,600,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $3,500,193; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,888,717.	3,500,000	3,500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $300,117; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $333,319.	300,000	300,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $40,016; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $44,442.	40,000	40,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000

		67,477,011

Time Deposits—1.0%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	5,000,000	5,000,000
Nordea Bank New York 1.760%, 10/01/19	5,000,000	5,000,000
Shizuoka Bank, Ltd. 2.250%, 10/18/19	3,000,000	3,000,000

		13,000,000

Total Securities Lending Reinvestments (Cost $138,947,757)		138,951,038

Total Investments—110.3% (Cost $1,288,186,144)		1,419,157,843
Other assets and liabilities (net)—(10.3)%		(132,805,386)

Net Assets—100.0%		$1,286,352,457

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $136,160,837 and the collateral received consisted of cash in the amount of $138,906,465. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-146

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Ten Largest Industries as of September 30, 2019 (Unaudited)	% of Net Assets
Residential REIT’s	14.0
Office REIT’s	13.0
Retail REIT’s	12.7
Industrial REIT’s	12.2
Specialized REIT’s	10.8
Diversified REIT’s	8.5
Diversified Real Estate Activities	7.5
Real Estate Operating Companies	7.4
Health Care REITs	6.5
Hotel & Resort REITs	3.8

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$47,077,273	$—	$47,077,273
Belgium	—	11,684,492	—	11,684,492
Canada	26,593,377	—	—	26,593,377
Finland	—	4,479,196	—	4,479,196
France	—	19,233,743	—	19,233,743
Germany	—	50,514,871	—	50,514,871
Hong Kong	—	85,250,029	—	85,250,029
Ireland	—	4,658,868	—	4,658,868
Japan	—	156,327,705	—	156,327,705
Netherlands	6,508,817	—	—	6,508,817
Norway	—	7,488,011	—	7,488,011
Singapore	—	29,647,993	—	29,647,993
Spain	—	11,160,535	—	11,160,535
Sweden	—	35,447,188	—	35,447,188
United Kingdom	—	61,574,780	—	61,574,780
United States	717,970,772	—	—	717,970,772
Total Common Stocks	751,072,966	524,544,684	—	1,275,617,650
Total Short-Term Investment*	—	4,589,155	—	4,589,155
Total Securities Lending Reinvestments*	—	138,951,038	—	138,951,038
Total Investments	$751,072,966	$668,084,877	$—	$1,419,157,843

Collateral for Securities Loaned (Liability)	$—	$(138,906,465)	$—	$(138,906,465)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-147

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.8%
L3Harris Technologies, Inc.	589,770	$123,049,613

Biotechnology—16.8%
Agios Pharmaceuticals, Inc. (a) (b)	170,800	5,533,920
Amgen, Inc.	510,100	98,709,451
Biogen, Inc. (a)	745,000	173,450,900
ImmunoGen, Inc. (a)	499,700	1,209,274
Ionis Pharmaceuticals, Inc. (a) (b)	498,335	29,855,250
Ultragenyx Pharmaceutical, Inc. (a) (b)	180,820	7,735,480
Vertex Pharmaceuticals, Inc. (a)	639,672	108,373,230
Voyager Therapeutics, Inc. (a)	272,035	4,681,722

		429,549,227

Building Products—2.4%
Johnson Controls International plc (b)	1,406,834	61,745,944

Construction & Engineering—0.4%
Fluor Corp.	507,510	9,708,666

Diversified Telecommunication Services—0.9%
AT&T, Inc.	157,745	5,969,071
GCI Liberty, Inc. - Class A (a) (b)	251,927	15,637,109

		21,606,180

Electronic Equipment, Instruments & Components—5.2%
Dolby Laboratories, Inc. - Class A	295,300	19,088,192
TE Connectivity, Ltd.	1,219,625	113,644,657

		132,732,849

Energy Equipment & Services—1.7%
Core Laboratories NV (b)	514,070	23,965,943
National Oilwell Varco, Inc. (b)	916,878	19,437,814

		43,403,757

Entertainment—4.1%
Liberty Braves Group - Class A (a) (b)	27,348	761,095
Liberty Braves Group - Class C (a)	62,380	1,731,045
Liberty Media Corp-Liberty Formula One - Class A (a) (b)	117,647	4,657,645
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	235,294	9,785,877
Lions Gate Entertainment Corp. - Class B (a)	348,621	3,046,948
Madison Square Garden Co. (The) - Class A (a)	286,049	75,379,632
Viacom, Inc. - Class B	344,700	8,283,141

		103,645,383

Health Care Equipment & Supplies—2.5%
Medtronic plc	586,379	63,692,487

Health Care Providers & Services—6.7%
UnitedHealth Group, Inc.	784,000	170,378,880

Interactive Media & Services—2.3%
Facebook, Inc. - Class A (a)	75,500	13,445,040
Twitter, Inc. (a)	1,100,000	45,320,000

		58,765,040

Internet & Direct Marketing Retail—0.7%
Qurate Retail, Inc. (a) (b)	1,767,200	18,228,668

IT Services—0.1%
Science Applications International Corp.	25,769	2,250,922

Machinery—0.5%
Pentair plc	339,804	12,844,591

Media—18.3%
AMC Networks, Inc. - Class A (a) (b)	1,425,825	70,093,557
CBS Corp. - Class B	323,200	13,047,584
Comcast Corp. - Class A	5,599,200	252,411,936
Liberty Broadband Corp. - Class A (a) (b)	117,647	12,296,464
Liberty Broadband Corp. - Class C (a) (b)	305,883	32,016,774
Liberty Global plc - Class A (a)	299,400	7,410,150
Liberty Global plc - Class C (a)	299,400	7,122,726
Liberty Media Corp-Liberty SiriusXM - Class A (a)	470,588	19,562,343
Liberty Media Corp-Liberty SiriusXM - Class C (a)	941,176	39,491,745
MSG Networks, Inc. - Class A (a) (b)	858,150	13,919,193

		467,372,472

Metals & Mining—1.0%
Freeport-McMoRan, Inc.	1,270,800	12,161,556
Nucor Corp. (b)	274,700	13,984,977

		26,146,533

Oil, Gas & Consumable Fuels—2.6%
Encana Corp. (b)	8,682,403	39,939,054
Occidental Petroleum Corp.	607,296	27,006,453

		66,945,507

Pharmaceuticals—5.4%
Allergan plc	731,777	123,150,751
Bausch Health Cos., Inc. (a)	653,070	14,269,580

		137,420,331

Semiconductors & Semiconductor Equipment—9.0%
Broadcom, Inc.	436,161	120,410,967
Cree, Inc. (a) (b)	1,062,200	52,047,800
Intel Corp.	1,088,348	56,082,573

		228,541,340

Software—7.6%
Autodesk, Inc. (a)	819,300	121,010,610
Citrix Systems, Inc.	521,100	50,296,572
FireEye, Inc. (a)	690,020	9,204,867
LogMeIn, Inc. (b)	85,873	6,093,548
Nuance Communications, Inc. (a) (b)	400,000	6,524,000

		193,129,597

Technology Hardware, Storage & Peripherals—6.0%
Seagate Technology plc (b)	2,348,500	126,325,815
Western Digital Corp. (b)	444,489	26,509,324

		152,835,139

BHFTI-148

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—0.1%
NOW, Inc. (a) (b)	229,219	$2,629,142

Total Common Stocks (Cost $1,589,130,251)		2,526,622,268

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $21,840,598; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $22,278,535.	21,840,113	21,840,113

Total Short-Term Investments (Cost $21,840,113)		21,840,113

Securities Lending Reinvestments (c)—15.0%

Certificates of Deposit—6.6%
ABN AMRO Bank NV 2.120%, 01/10/20	2,000,000	2,000,320
Banco Del Estado De Chile New York 2.206%, 1M LIBOR + 0.160%, 11/22/19 (d)	3,000,000	2,999,835
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	4,000,000	3,998,232
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,370
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	8,000,000	8,000,040
2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	10,000,000	10,000,340
Chiba Bank, Ltd.
2.230%, 11/20/19	5,000,000	5,000,030
2.270%, 10/08/19	1,000,000	1,000,028
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (d)	4,000,000	3,998,360
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (d)	4,000,000	4,000,076
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	10,000,000	10,001,430
Credit Industriel et Commercial
2.227%, 1M LIBOR + 0.160%, 03/05/20 (d)	4,000,000	3,998,996
2.260%, 1M LIBOR + 0.160%, 01/03/20 (d)	3,000,000	2,999,622
2.393%, 3M LIBOR + 0.090%, 10/15/19 (d)	5,000,000	5,000,525
Credit Suisse AG 2.219%, 1M LIBOR + 0.130%, 11/04/19 (d)	4,000,000	3,999,680
DZ Bank AG
Zero Coupon, 10/18/19	9,939,798	9,989,500
Zero Coupon, 10/23/19	1,988,162	1,997,320
KBC Bank NV
Zero Coupon, 10/25/19	4,935,000	4,993,273
2.080%, 03/12/20	2,000,000	2,000,200
2.220%, 12/03/19	5,000,000	5,001,200
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/18/19	2,982,865	2,991,540

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd.
Zero Coupon, 10/23/19	2,982,242	2,995,980
2.174%, 1M LIBOR + 0.120%, 11/27/19 (d)	6,000,000	5,999,886
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (d)	1,000,000	999,897
Norinchukin Bank, New York Zero Coupon, 10/09/19	1,988,162	1,998,940
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (d)	5,000,000	4,999,500
Royal Bank of Canada New York 2.060%, SOFR + 0.240%, 07/08/20 (d)	4,000,000	3,999,680
Societe Generale
2.180%, FEDEFF PRV + 0.350%, 06/19/20 (d)	3,000,000	2,999,559
2.337%, 1M LIBOR + 0.280%, 06/19/20 (d)	2,000,000	2,002,364
Standard Chartered Bank 2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	8,000,000	8,000,136
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (d)	3,000,000	2,999,610
2.179%, 1M LIBOR + 0.140%, 11/12/19 (d)	5,000,000	4,999,750
Svenska Handelsbanken AB
2.266%, 1M LIBOR + 0.220%, 07/22/20 (d)	7,000,000	6,997,844
2.344%, 1M LIBOR + 0.300%, 10/31/19 (d)	4,000,000	4,000,576
Toronto-Dominion Bank
2.180%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,500,000	2,498,523
2.269%, 1M LIBOR + 0.180%, 06/03/20 (d)	3,000,000	2,999,914
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (d)	2,500,000	2,500,583
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	11,000,000	10,999,960

		167,963,619

Commercial Paper—1.7%
Agricultural Bank of China 2.295%, 12/11/19	1,988,525	1,990,776
Bank of China, Ltd.
2.290%, 12/09/19	4,971,375	4,977,235
2.470%, 10/11/19	5,964,734	5,995,734
Cafco LLC 2.120%, 10/31/19	2,988,870	2,994,543
China Construction Bank Corp. 2.470%, 10/17/19	2,981,475	2,996,763
Industrial & Commercial Bank of China, Corp.
2.420%, 11/01/19	6,958,591	6,986,518
2.470%, 10/25/19	1,987,376	1,997,272
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	5,000,000	5,000,810
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (d)	2,000,000	2,001,114
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	3,000,000	3,000,084
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (d)	2,000,000	2,000,298
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (d)	3,000,000	3,000,000

		42,941,147

BHFTI-149

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Master Demand Notes—0.2%
Natixis Financial Products LLC 2.070%, OBFR + 0.250%, 10/01/19 (d)	6,000,000	$6,000,000

Mutual Fund—0.0%
SSGA Institutional U.S. Government Money Market Fund 2.050% (e)	1,000,000	1,000,000

Repurchase Agreements—6.4%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $10,000,533; collateralized by various Common Stock with an aggregate market value of $11,000,002.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $3,721,464; collateralized by various Common Stock with an aggregate market value of $4,070,001.	3,700,000	3,700,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $2,004,219; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $5,900,393; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $6,018,003.	5,900,000	5,900,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $5,400,360; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $5,508,001.	5,400,000	5,400,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $11,548,428; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $11,778,582.	11,547,626	11,547,626
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $7,083,872; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $7,683,680.	7,000,000	7,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $6,000,332; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $6,678,012.	6,000,000	6,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $15,005,892; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $16,671,112.	15,000,000	15,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $11,900,777; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $12,138,000.	11,900,000	11,900,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $9,500,520; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $10,555,088.	9,500,000	9,500,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $25,424,368; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $28,246,494.	25,422,970	25,422,970
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $700,272; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $777,743.	700,000	700,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $33,513,028; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $37,220,574.	33,500,000	33,500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000

BHFTI-150

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $10,604,122; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $11,777,256.	10,600,000	$10,600,000

		162,170,596

Time Deposits—0.1%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	1,000,000	1,000,000
Shizuoka Bank, Ltd. 2.250%, 10/18/19	2,000,000	2,000,000

		3,000,000

Total Securities Lending Reinvestments (Cost $383,072,480)		383,075,362

Total Investments—115.0% (Cost $1,994,042,844)		2,931,537,743
Other assets and liabilities (net)—(15.0)%		(381,632,820)

Net Assets—100.0%		$2,549,904,923

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $376,913,965 and the collateral received consisted of cash in the amount of $382,827,770. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2019.

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,526,622,268	$—	$—	$2,526,622,268
Total Short-Term Investment*	—	21,840,113	—	21,840,113
Total Securities Lending Reinvestments*	—	383,075,362	—	383,075,362
Total Investments	$2,526,622,268	$404,915,475	$—	$2,931,537,743

Collateral for Securities Loaned (Liability)	$—	$(382,827,770)	$—	$(382,827,770)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-151

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—96.4% of Net Assets

Security Description	Shares	Value

Australia—2.2%
AMP, Ltd.	16,819,322	$20,758,707
Brambles, Ltd.	1,768,000	13,620,895
Orica, Ltd.	2,046,867	31,180,081

		65,559,683

Canada—1.7%
Cenovus Energy, Inc.	4,272,165	40,082,282
Open Text Corp.	259,000	10,564,486

		50,646,768

China—1.3%
Baidu, Inc. (ADR) (a)	353,775	36,353,919

Finland—0.8%
UPM-Kymmene Oyj	744,476	22,031,104

France—11.4%
Accor S.A.	1,293,026	53,952,473
BNP Paribas S.A.	2,388,562	116,458,591
Bureau Veritas S.A.	1,103,395	26,606,537
EssilorLuxottica S.A.	174,400	25,158,458
Publicis Groupe S.A. (b)	1,217,805	59,873,604
Valeo S.A.	1,594,100	51,780,057

		333,829,720

Germany—16.7%
Allianz SE	264,700	61,726,953
Bayer AG	1,145,660	80,776,949
Bayerische Motoren Werke AG	1,298,407	91,329,101
Continental AG	763,000	97,949,463
Daimler AG	1,955,393	97,126,084
Henkel AG & Co. KGaA	19,220	1,760,168
ThyssenKrupp AG	4,267,200	59,134,486

		489,803,204

Indonesia—0.7%
Bank Mandiri Persero Tbk PT	41,547,800	20,426,130

Ireland—2.5%
Ryanair Holdings plc (ADR) (a)	1,104,500	73,316,710

Italy—3.9%
Intesa Sanpaolo S.p.A.	47,613,900	113,035,560

Japan—4.5%
Komatsu, Ltd.	2,378,100	54,804,355
Olympus Corp.	1,733,900	23,468,085
Omron Corp.	118,000	6,511,810
Toyota Motor Corp.	717,600	48,132,443

		132,916,693

Mexico—0.8%
Grupo Televisa S.A.B. (ADR) (b)	2,445,008	23,912,178

Netherlands—4.1%
Akzo Nobel NV	75,720	6,755,094
ASML Holding NV	119,750	29,722,184
EXOR NV	923,405	61,956,707
Prosus NV (a)	299,556	21,989,853

		120,423,838

South Africa—1.4%
Naspers, Ltd. - N Shares	267,156	40,588,130

South Korea—3.5%
NAVER Corp.	479,000	62,995,110
Samsung Electronics Co., Ltd.	995,750	40,626,531

		103,621,641

Sweden—5.5%
Hennes & Mauritz AB - B Shares	3,542,400	68,746,105
SKF AB - B Shares	2,477,190	40,994,374
Volvo AB - B Shares	3,559,991	50,062,218

		159,802,697

Switzerland—11.9%
Cie Financiere Richemont S.A.	457,147	33,596,426
Credit Suisse Group AG (a)	8,030,954	98,603,491
Glencore plc (a)	38,491,620	115,965,834
Kuehne & Nagel International AG	200,183	29,504,534
LafargeHolcim, Ltd. (a)	915,248	45,106,665
Nestle S.A.	27,800	3,015,580
Swatch Group AG (The) - Bearer Shares	85,104	22,631,420

		348,423,950

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,651,000	32,163,248

United Kingdom—22.1%
Ashtead Group plc	1,972,841	54,896,723
CNH Industrial NV (b)	9,093,700	92,730,905
Diageo plc	65,300	2,672,086
Ferguson plc	465,527	34,011,612
G4S plc	10,040,100	23,379,718
Liberty Global plc - Class A (a) (b)	1,181,000	29,229,750
Liberty Global plc - Class C (a)	781,100	18,582,369
Lloyds Banking Group plc	142,074,400	94,745,964
Meggitt plc	1,138,618	8,897,119
Reckitt Benckiser Group plc	326,200	25,439,977
Rolls-Royce Holdings plc (a)	6,413,100	62,456,644
Royal Bank of Scotland Group plc	21,435,801	54,768,950
Schroders plc	1,813,284	68,555,348
Schroders plc (non-voting shares)	10,427	310,821
Smiths Group plc	1,267,207	24,453,387
WPP plc	4,012,955	50,235,185

		645,366,558

BHFTI-152

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—0.3%
Willis Towers Watson plc (b)	51,374	$9,913,641

Total Common Stocks (Cost $3,186,995,273)		2,822,135,372

Preferred Stock—0.3%

Germany—0.3%
Henkel AG & Co. KGaA (Cost $7,449,574)	73,200	7,247,963

Short-Term Investment—3.1%

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $89,982,054; collateralized by U.S. Treasury Notes with rates ranging from 2.000% - 2.875%, maturity dates ranging from 10/15/21 - 12/31/21, and an aggregate market value of $91,779,893.	89,980,054	89,980,054

Total Short-Term Investments (Cost $89,980,054)		89,980,054

Securities Lending Reinvestments (c)—1.1%

Certificates of Deposit—0.6%
Banco Del Estado De Chile New York 2.222%, 1M LIBOR + 0.180%, 10/09/19 (d)	5,000,000	5,000,000
Credit Industriel et Commercial 2.227%, 1M LIBOR + 0.160%, 03/05/20 (d)	4,000,000	3,998,996
Credit Suisse AG 2.240%, 1M LIBOR + 0.140%, 10/02/19 (d)	5,000,000	5,000,000
Societe Generale 2.180%, FEDEFF PRV + 0.350%, 06/19/20 (d)	4,000,000	3,999,412

		17,998,408

Repurchase Agreements—0.4%
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $666,778; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $680,066.	666,731	666,731
Goldman Sachs & Co. Repurchase Agreement dated 09/30/19 at 2.280%, due on 10/01/19 with a maturity value of $6,000,380; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 02/20/40 - 06/15/58, and an aggregate market value of $6,120,000.	6,000,000	6,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $2,220,120; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,444,336.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $4,000,220; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $4,444,248.	4,000,000	4,000,000

		12,866,731

Time Deposits—0.1%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	1,000,000	1,000,000
Nordea Bank New York 1.760%, 10/01/19	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $32,866,731)		32,865,139

Total Investments—100.9% (Cost $3,317,291,632)		2,952,228,528
Other assets and liabilities (net)—(0.9)%		(25,827,627)

Net Assets—100.0%		$2,926,400,901

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $32,191,304 and the collateral received consisted of cash in the amount of $32,866,731. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-153

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Ten Largest Industries as of September 30, 2019 (Unaudited)	% of Net Assets
Banks	13.6
Machinery	8.2
Automobiles	8.1
Media	6.2
Metals & Mining	6.0
Capital Markets	5.7
Auto Components	5.1
Interactive Media & Services	3.4
Trading Companies & Distributors	3.0
Diversified Financial Services	2.8

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
CHF	28,642,000	SSBT	12/18/19	USD	29,280,610	$387,238

Glossary of Abbreviations

Counterparties

(SSBT)—	State Street Bank and Trust

Currencies

(CHF)—	Swiss Franc
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-154

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$65,559,683	$—	$65,559,683
Canada	50,646,768	—	—	50,646,768
China	36,353,919	—	—	36,353,919
Finland	—	22,031,104	—	22,031,104
France	—	333,829,720	—	333,829,720
Germany	—	489,803,204	—	489,803,204
Indonesia	—	20,426,130	—	20,426,130
Ireland	73,316,710	—	—	73,316,710
Italy	—	113,035,560	—	113,035,560
Japan	—	132,916,693	—	132,916,693
Mexico	23,912,178	—	—	23,912,178
Netherlands	21,989,853	98,433,985	—	120,423,838
South Africa	—	40,588,130	—	40,588,130
South Korea	—	103,621,641	—	103,621,641
Sweden	—	159,802,697	—	159,802,697
Switzerland	—	348,423,950	—	348,423,950
Taiwan	—	32,163,248	—	32,163,248
United Kingdom	47,812,119	597,554,439	—	645,366,558
United States	9,913,641	—	—	9,913,641
Total Common Stocks	263,945,188	2,558,190,184	—	2,822,135,372
Total Preferred Stock*	—	7,247,963	—	7,247,963
Total Short-Term Investment*	—	89,980,054	—	89,980,054
Total Securities Lending Reinvestments*	—	32,865,139	—	32,865,139
Total Investments	$263,945,188	$2,688,283,340	$—	$2,952,228,528

Collateral for Securities Loaned (Liability)	$—	$(32,866,731)	$—	$(32,866,731)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$387,238	$—	$387,238

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-155

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—4.8% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—4.8%
U.S. Treasury Floating Rate Notes
1.849%, 3M USTBMM + 0.000%, 01/31/20 (a)	11,050,000	$11,044,927
1.882%, 3M USTBMM + 0.033%, 04/30/20 (a)	29,992,000	29,970,835
1.892%, 3M USTBMM + 0.043%, 07/31/20 (a)	28,160,000	28,131,689

Total U.S. Treasury & Government Agencies (Cost $69,202,000)		69,147,451

Municipals—4.1%
Maumelle Arkansas Industrial Development, Revenue Bond 2.150%, 08/01/45 (144A) (a)	20,000,000	20,000,000
New York State Housing Finance Agency, Revenue Bonds
2.250%, 11/01/49 (a)	18,000,000	18,000,000
2.290%, 11/01/49 (a)	21,000,000	21,000,000

Total Municipals (Cost $59,000,000)		59,000,000

Commodity-Linked Securities—1.9%
Canadian Imperial Bank of Commerce Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 09/22/20 (144A) (a)	6,550,000	6,550,000
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 03/20/20 (144A) (a)	13,900,000	11,781,089
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 09/30/20 (144A) (a)	8,700,000	9,058,492

Total Commodity-Linked Securities (Cost $29,150,000)		27,389,581

Short-Term Investments—84.8%

Certificate of Deposit—6.7%
Bank of Montreal 2.212%, 1M LIBOR + 0.180%, 05/01/20 (a)	30,000,000	29,983,790
Canadian Imperial Bank of Commerce 2.212%, 1M LIBOR + 0.170%, 05/07/20 (a)	25,000,000	24,990,810
Mitsubishi UFJ Trust and Banking Corp. 2.254%, 1M LIBOR + 0.200%, 02/27/20 (a)	28,000,000	27,996,801
Mizuho Securities USA LLC 2.312%, 1M LIBOR + 0.270%, 02/07/20 (a)	15,000,000	15,007,950

		97,979,351

Commercial Paper—54.4%
American Honda Finance Corp.
1.950%, 10/28/19 (b)	15,000,000	14,975,803
2.150%, 11/08/19 (b)	25,000,000	24,944,669
Anglesea Funding plc 2.197%, 1M LIBOR + 0.160%, 01/17/20 (144A) (a)	21,000,000	20,999,998

Commercial Paper—(Continued)
ASB Finance, Ltd. 2.401%, 3M LIBOR + 0.220%, 11/12/19 (144A) (a)	20,000,000	20,004,616
Banco Del Estado De Chile 2.370%, 10/15/19	32,000,000	32,003,799
Banco Santander
2.290%, 10/10/19	15,000,000	15,001,122
Bennington Sark Capital Co. LLC 2.128%, 12/10/19 (144A) (b)	15,000,000	14,937,017
Chevron Corp. 2.010%, 11/06/19 (144A) (b)	26,000,000	25,946,235
Citigroup Global Markets, Inc. 2.350%, 02/04/20 (b)	15,000,000	14,897,765
Coca-Cola Co. (The) 1.950%, 12/03/19 (b)	30,500,000	30,389,061
Collateralized Commercial Paper II Co. 2.224%, 1M LIBOR + 0.170%, 01/27/20 (144A) (a)	30,000,000	30,000,611
Concord Minutemen Capital Co. LLC 2.049%, 10/03/19 (144A) (b)	13,000,000	12,997,795
Crown Point Capital Co. LLC 2.300%, 01/09/20 (144A)	30,000,000	30,011,006
Dexia Credit Local S.A. 2.000%, 03/05/20 (b)	15,000,000	14,858,177
DZ Bank AG
2.140%, 12/19/19 (144A)	15,000,000	14,929,333
2.210%, 11/25/19 (b)	25,000,000	24,917,050
Exxon Mobil Corp.
1.975%, 11/14/19	30,000,000	29,924,438
2.210%, 10/25/19 (b)	15,000,000	14,979,302
Glencove Funding LLC 2.584%, 1M LIBOR + 0.180%, 02/18/20 (144A) (a)	10,000,000	10,000,003
Institutional Secured Funding LLC Zero Coupon, 10/01/19 (144A)	33,000,000	32,998,141
Intel Corp. 2.140%, 12/03/19 (b)	17,000,000	16,937,984
Kells Funding LLC 2.110%, 11/20/19 (144A)	17,000,000	16,951,328
Liberty Funding LLC 2.390%, 10/10/19 (144A) (b)	40,000,000	39,977,100
LMA S.A. & LMA Americas 2.120%, 12/06/19 (144A) (b)	14,000,000	13,946,638
National Australia Bank, Ltd. 2.306%, 1M LIBOR + 0.260%, 06/19/20 (144A) (a)	15,000,000	14,999,543
Nestle Capital Corp.
1.900%, 03/24/20 (144A) (b)	10,000,000	9,907,356
1.930%, 01/03/20 (b)	35,000,000	34,818,510
Old Line Funding LLC 2.250%, 12/17/19 (144A) (b)	40,000,000	39,822,853
PACCAR Financial Corp. 2.080%, 10/17/19 (b)	26,450,000	26,423,446
Pfizer, Inc. 2.060%, 11/19/19 (b)	29,153,000	29,073,760
Sumitomo Mitsui Trust Bank, Ltd. 2.570%, 10/01/19	14,000,000	14,000,204
Toronto-Dominion Bank
2.110%, FEDL01 + 0.280%, 07/07/20 (a)	20,000,000	20,001,499
2.240%, SOFR + 0.420%, 09/30/20 (a)	13,000,000	12,998,187

BHFTI-156

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—(Continued)
Total Capital Canada, Ltd.
2.000%, 12/02/19 (144A) (b)	16,000,000	$15,941,564
2.200%, 10/08/19 (144A) (b)	24,000,000	23,989,211
Westpac Banking Corp. 2.367%, 3M LIBOR + 0.180%, 11/08/19 (144A) (a)	30,000,000	30,008,370

		789,513,494

Mutual Funds—15.0%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 2.530% (c) (d)	133,215,780	133,215,780
STIT-Government & Agency Portfolio, Institutional Class 2.323% (c) (d)	51,013,564	51,013,564
STIT-Treasury Portfolio, Institutional Class 2.301% (c) (d)	34,009,043	34,009,043

		218,238,387

U.S. Treasury—8.7%
U.S. Treasury Bills
2.025%, 01/09/20 (b)	28,500,000	28,357,282
2.170%, 11/29/19 (b)	63,200,000	63,013,301
2.358%, 11/07/19 (b)	35,500,000	35,437,305

		126,807,888

Total Short-Term Investments (Cost $1,232,444,397)		1,232,539,120

Total Investments—95.6% (Cost $1,389,796,397)		1,388,076,152
Other assets and liabilities (net)—4.4%		63,658,718

Net Assets—100.0%		$1,451,734,870

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2019.
(d)	Affiliated Issuer.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $465,758,299, which is 32.1% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/16/19	4,265	AUD	628,444,765	$4,206,197
Brent Crude Oil Futures	11/29/19	445	USD	26,023,600	1,036,223
Canada Government Bond 10 Year Futures	12/18/19	3,595	CAD	512,647,000	(4,868,107)
Euro STOXX 50 Index Futures	12/20/19	2,690	EUR	95,629,500	1,499,548
FTSE 100 Index Futures	12/20/19	1,258	GBP	92,884,430	1,223,428
Hang Seng Index Futures	10/30/19	520	HKD	677,092,000	(58,426)
New York Harbor ULSD Futures	02/28/20	156	USD	12,084,509	195,824
RBOB Gasoline Futures	10/31/19	438	USD	28,817,334	(1,525,674)
Russell 2000 Index E-Mini Futures	12/20/19	870	USD	66,337,500	(2,413,186)
S&P 500 Index E-Mini Futures	12/20/19	585	USD	87,121,125	(742,675)
Silver Futures	12/27/19	400	USD	33,996,000	(365,333)
TOPIX Index Futures	12/12/19	940	JPY	14,927,200,000	4,782,285
U.S. Treasury Long Bond Futures	12/19/19	1,002	USD	162,637,125	(1,094,697)
United Kingdom Long Gilt Bond Futures	12/27/19	385	GBP	51,682,400	411,371
WTI Light Sweet Crude Oil Futures	12/19/19	236	USD	12,673,200	318,074

Net Unrealized Appreciation					$2,604,852

BHFTI-157

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.330%	Monthly	10/23/19	BBP	Barclays Copper Excess Return Index	USD	2,860,704	$(71,017)	$—	$(71,017)
Pay	0.300%	Monthly	04/13/20	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	29,624,101	(249,890)	—	(249,890)
Pay	0.470%	Monthly	02/14/20	CG	Cargill 11 Commodity Index (a)	USD	39,142,254	—	—	—
Pay	0.120%	Monthly	01/02/20	CG	Cargill Gold Index 1	USD	16,896,329	—	—	—
Pay	0.400%	Monthly	02/12/20	GSI	Goldman Sachs Alpha Basket 1103 Excess Return Strategy (b)	USD	17,483,681	793,511	—	793,511
Pay	0.250%	Monthly	04/27/20	JPMC	JPMorgan Contag Gas Oil Class A Excess Return Index	USD	13,470,681	(492,492)	—	(492,492)
Pay	0.250%	Monthly	11/12/19	MLI	MLCX Natural Gas Excess Return Index	USD	1,588,372	—	—	—
Pay	0.140%	Monthly	06/19/20	MLI	Merrill Lynch Gold Excess Return Index	USD	24,764,754	—	—	—
Pay	0.380%	Monthly	10/15/19	MSC	S&P GSCI Alminum Dynamic Roll Index	USD	3,545,156	(131,670)	—	(131,670)
Pay	0.090%	Monthly	10/15/19	JPMC	S&P GSCI Gold Official Close Index	USD	20,567,687	(786,985)	—	(786,985)

Totals								$(938,543)	$—	$(938,543)

Cash in the amount of $910,000 has been received at the custodian bank as collateral for OTC swap contracts.

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation)

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Cargill, Inc., as of September 30, 2019:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$7,632,739	19.5%
Sugar No. 11	7,476,171	19.1%
Soybean Meal	7,397,886	18.9%
Soybean	7,202,175	18.4%
Wheat	2,152,824	5.5%
Corn No. 2 Yellow	2,035,397	5.2%
Soybean Oil	1,957,113	5.0%
Coffee “C”	1,917,970	4.9%
Live Cattle	1,017,699	2.6%
Lean Hogs	352,280	0.9%

	$39,142,254	100.0%

(b)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of September 30, 2019:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$3,470,511	19.9%
Sugar No. 11	3,416,311	19.5%
Soybean Meal	3,349,873	19.2%
Soybean	3,292,177	18.8%
Wheat	872,436	5.0%
Soybean Oil	826,978	4.7%
Corn No. 2 Yellow	802,501	4.6%
Coffee “C”	779,772	4.5%
Live Cattle	562,975	3.2%
Lean Hogs	110,147	0.6%

	$17,483,681	100.0%

BHFTI-158

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.

(MLI)—	Merrill Lynch International
(MSC)—	Morgan Stanely Capital Services, LLC

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDL01)—	Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$69,147,451	$—	$69,147,451
Total Municipals*	—	59,000,000	—	59,000,000
Total Commodity-Linked Securities	—	27,389,581	—	27,389,581
Short-Term Investments
Certificate of Deposit	—	97,979,351	—	97,979,351
Commercial Paper	—	789,513,494	—	789,513,494
Mutual Funds	218,238,387	—	—	218,238,387
U.S. Treasury	—	126,807,888	—	126,807,888
Total Short-Term Investments*	218,238,387	1,014,300,733	—	1,232,539,120
Total Investments	$218,238,387	$1,169,837,765	$—	$1,388,076,152

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$13,672,950	$—	$—	$13,672,950
Futures Contracts (Unrealized Depreciation)	(11,068,098)	—	—	(11,068,098)
Total Futures Contracts	$2,604,852	$—	$—	$2,604,852
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$793,511	$—	$793,511
OTC Swap Contracts at Value (Liabilities)	—	(1,732,054)	—	(1,732,054)
Total OTC Swap Contracts	$—	$(938,543)	$—	$(938,543)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-159

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Arconic, Inc.	87,386	$2,272,036
Textron, Inc. (a)	552,255	27,038,405

		29,310,441

Automobiles—2.2%
General Motors Co.	1,360,065	50,975,236

Banks—18.8%
Bank of America Corp.	3,931,427	114,679,726
Citigroup, Inc.	1,722,805	119,011,369
Citizens Financial Group, Inc.	821,940	29,072,018
Fifth Third Bancorp	1,131,486	30,980,087
JPMorgan Chase & Co.	699,410	82,313,563
PNC Financial Services Group, Inc. (The)	155,329	21,770,913
Wells Fargo & Co. (a)	748,083	37,733,306

		435,560,982

Biotechnology—1.3%
Gilead Sciences, Inc.	456,645	28,942,160

Building Products—1.8%
Johnson Controls International plc (a)	972,575	42,686,317

Capital Markets—5.9%
Bank of New York Mellon Corp. (The)	679,328	30,712,419
Goldman Sachs Group, Inc. (The)	147,569	30,580,724
Morgan Stanley	1,003,482	42,818,577
State Street Corp.	533,023	31,549,631

		135,661,351

Chemicals—2.1%
CF Industries Holdings, Inc.	401,394	19,748,585
Corteva, Inc.	988,887	27,688,836

		47,437,421

Communications Equipment—1.8%
Cisco Systems, Inc.	853,626	42,177,661

Consumer Finance—0.7%
Ally Financial, Inc.	512,495	16,994,334

Containers & Packaging—1.4%
International Paper Co. (a)	795,137	33,252,629

Diversified Telecommunication Services—1.7%
AT&T, Inc.	1,053,569	39,867,051

Electrical Equipment—2.9%
Eaton Corp. plc	420,081	34,929,735
Emerson Electric Co.	483,146	32,303,142

		67,232,877

Food Products—1.8%
Archer-Daniels-Midland Co.	740,061	30,394,305

Food Products—(Continued)
Danone S.A.	124,957	11,005,707

		41,400,012

Health Care Equipment & Supplies—0.6%
Medtronic plc	127,163	13,812,445

Health Care Providers & Services—4.5%
Anthem, Inc.	176,352	42,342,115
Cardinal Health, Inc. (a)	406,388	19,177,450
CVS Health Corp. (a)	351,497	22,168,916
McKesson Corp.	154,968	21,177,927

		104,866,408

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	936,010	40,912,997

Household Products—2.0%
Kimberly-Clark Corp. (a)	183,275	26,034,214
Reckitt Benckiser Group plc	270,611	21,104,652

		47,138,866

Independent Power and Renewable Electricity Producers—0.6%
Vistra Energy Corp.	506,906	13,549,597

Industrial Conglomerates—0.8%
General Electric Co.	1,996,411	17,847,914

Insurance—3.4%
Allstate Corp. (The)	256,516	27,878,159
American International Group, Inc. (a)	902,261	50,255,938

		78,134,097

Internet & Direct Marketing Retail—1.4%
eBay, Inc.	839,586	32,727,062

IT Services—1.0%
Cognizant Technology Solutions Corp. - Class A	383,469	23,109,759

Machinery—1.7%
Caterpillar, Inc. (a)	144,017	18,190,787
Ingersoll-Rand plc	167,343	20,618,331

		38,809,118

Media—3.4%
CBS Corp. - Class B	388,837	15,697,350
Charter Communications, Inc. - Class A (a) (b)	78,376	32,300,317
Comcast Corp. - Class A	673,387	30,356,286

		78,353,953

Oil, Gas & Consumable Fuels—15.8%
BP plc (ADR)	1,328,799	50,481,074
Canadian Natural Resources, Ltd.	873,748	23,247,626
Chevron Corp.	438,661	52,025,194
Devon Energy Corp. (a)	1,219,826	29,349,013

BHFTI-160

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—(Continued)
Encana Corp.	3,712,621	$17,078,057
Exxon Mobil Corp. (a)	83,346	5,885,061
Hess Corp.	562,529	34,021,754
Marathon Oil Corp.	2,743,477	33,662,463
Noble Energy, Inc. (a)	1,044,045	23,449,251
Royal Dutch Shell plc - Class A (ADR) (a)	729,316	42,920,246
Suncor Energy, Inc.	1,654,127	52,237,331

		364,357,070

Pharmaceuticals—5.3%
Allergan plc	130,471	21,956,965
Bristol-Myers Squibb Co. (a)	570,389	28,924,426
Mylan NV (b)	781,860	15,465,191
Novartis AG	162,709	14,125,631
Sanofi (ADR)	901,738	41,777,521

		122,249,734

Semiconductors & Semiconductor Equipment—3.8%
Intel Corp.	772,178	39,790,333
NXP Semiconductors NV	94,309	10,290,998
QUALCOMM, Inc. (a)	479,608	36,584,498

		86,665,829

Software—1.7%
Microsoft Corp.	285,840	39,740,335

Specialty Retail—0.8%
Advance Auto Parts, Inc. (a)	48,022	7,942,839
Gap, Inc. (The) (a)	613,666	10,653,242

		18,596,081

Tobacco—2.7%
Philip Morris International, Inc.	821,851	62,403,146

Wireless Telecommunication Services—0.6%
Vodafone Group plc	7,466,544	14,869,541

Total Common Stocks (Cost $1,950,114,399)		2,209,642,424

Short-Term Investment—4.4%

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $102,763,323; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $104,818,394.	102,761,039	102,761,039

Total Short-Term Investments (Cost $102,761,039)		102,761,039

Securities Lending Reinvestments (c)—10.1%
Security Description	Principal Amount*	Value

Certificates of Deposit—5.6%
Banco Del Estado De Chile New York 2.206%, 1M LIBOR + 0.160%, 11/22/19 (d)	6,500,000	6,499,642
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (d)	2,000,000	1,999,842
Bank of Montreal (Chicago)
2.070%, SOFR + 0.250%, 07/10/20 (d)	2,000,000	2,000,136
2.150%, 1M LIBOR + 0.100%, 10/11/19 (d)	2,000,000	1,999,964
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	5,000,000	4,999,975
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,997,790
2.481%, 3M LIBOR + 0.170%, 01/09/20 (d)	5,000,000	5,002,085
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (d)	5,000,000	4,996,510
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	7,000,000	7,000,035
2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	6,000,000	6,000,204
Chiba Bank, Ltd.
2.270%, 10/08/19	3,000,000	3,000,084
2.320%, 10/09/19	3,000,000	3,000,132
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (d)	5,000,000	5,000,095
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	10,000,000	10,001,430
Credit Industriel et Commercial
2.227%, 1M LIBOR + 0.160%, 03/05/20 (d)	3,000,000	2,999,247
2.260%, 1M LIBOR + 0.160%, 01/03/20 (d)	2,000,000	1,999,748
2.393%, 3M LIBOR + 0.090%, 10/15/19 (d)	4,000,000	4,000,420
Credit Suisse AG 2.219%, 1M LIBOR + 0.130%, 11/04/19 (d)	2,000,000	1,999,840
DZ Bank AG Zero Coupon, 03/10/20	989,594	990,790
KBC Bank NV
Zero Coupon, 10/25/19	6,909,000	6,990,583
2.220%, 12/03/19	5,000,000	5,001,200
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/18/19	1,988,577	1,994,360
Nationwide Building Society Zero Coupon, 10/09/19	3,992,647	3,997,880
Royal Bank of Canada New York 2.060%, SOFR + 0.240%, 07/08/20 (d)	3,000,000	2,999,760
Societe Generale 2.280%, FEDEFF PRV + 0.450%, 08/14/20 (d)	1,000,143	1,000,519
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	2,000,000	2,000,034
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (d)	3,000,000	2,999,985
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (d)	3,000,000	2,999,982
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 02/18/20	989,064	991,930
Svenska Handelsbanken AB 2.266%, 1M LIBOR + 0.220%, 07/22/20 (d)	5,000,000	4,998,460
Toronto-Dominion Bank
2.180%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,500,000	2,498,523
2.269%, 1M LIBOR + 0.180%, 06/03/20 (d)	3,000,000	2,999,914
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (d)	3,000,000	3,000,699

BHFTI-161

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	7,000,000	$6,999,975

		129,961,773

Commercial Paper—1.6%
Bank of China, Ltd. 2.470%, 10/11/19	2,982,298	2,997,867
Cafco LLC 2.120%, 10/31/19	2,988,870	2,994,543
China Construction Bank Corp.
2.470%, 10/17/19	1,987,650	1,997,842
2.500%, 10/01/19	3,000,000	3,000,024
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	11,000,000	11,001,782
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	6,000,000	5,999,232
Thunder Bay Funding LLC 2.167%, 1M LIBOR + 0.100%, 12/05/19 (d)	3,000,000	2,999,700
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (d)	3,000,000	3,000,447
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (d)	3,999,506	3,997,956

		37,989,393

Repurchase Agreements—2.0%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $15,000,800; collateralized by various Common Stock with an aggregate market value of $16,500,003.	15,000,000	15,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $2,514,503; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $5,031,050; collateralized by various Common Stock with an aggregate market value of $5,500,565.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $9,018,988; collateralized by various Common Stock with an aggregate market value of $9,900,000.	9,000,000	9,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $4,945,391; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $5,043,950.	4,945,047	4,945,047

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $4,047,927; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $4,390,674.	4,000,000	4,000,000
Societe Generale Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $5,000,275; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,555,310.	5,000,000	5,000,000

		45,445,047

Time Deposits—0.9%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	10,000,000	10,000,000
Nordea Bank New York 1.760%, 10/01/19	10,000,000	10,000,000

		20,000,000

Total Securities Lending Reinvestments (Cost $233,397,804)		233,396,213

Total Investments—110.1% (Cost $2,286,273,242)		2,545,799,676
Other assets and liabilities (net)—(10.1)%		(233,605,574)

Net Assets—100.0%		$2,312,194,102

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $228,417,505 and the collateral received consisted of cash in the amount of $233,272,396. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-162

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	50,168,321	CIBC	10/04/19	USD	37,845,746	$23,385
CAD	164,412	DBAG	10/04/19	USD	124,037	68
CAD	1,018,892	RBC	10/04/19	USD	770,719	(1,618)
CAD	1,337,130	RBC	10/04/19	USD	1,007,615	1,706
CHF	178,317	CBNA	10/04/19	USD	178,967	(271)
CHF	7,025,160	RBC	10/04/19	USD	7,048,186	(8,071)
EUR	42,969,864	CIBC	10/04/19	USD	46,837,152	4,984
EUR	4,756,701	GSI	10/04/19	USD	5,266,048	(80,692)
GBP	35,287,039	CIBC	10/04/19	USD	43,438,345	(47,554)

Contracts to Deliver
CAD	1,593,869	GSI	10/04/19	USD	1,208,210	5,091
CAD	45,435	GSI	10/04/19	USD	34,042	(254)
CAD	49,347,792	RBC	10/04/19	USD	36,983,213	(266,547)
CAD	1,701,659	RBC	10/04/19	USD	1,294,698	10,215
CAD	50,171,269	CIBC	11/01/19	USD	37,864,108	(24,448)
CHF	7,203,477	RBC	10/04/19	USD	7,313,974	95,162
CHF	7,027,402	RBC	11/01/19	USD	7,067,211	7,749
EUR	46,895,768	GSI	10/04/19	USD	51,544,925	423,098
EUR	830,797	RBC	10/04/19	USD	913,109	7,444
EUR	43,526,662	CIBC	11/01/19	USD	47,542,650	(6,491)
EUR	227,903	GSI	11/01/19	USD	248,827	(137)
GBP	711,705	JPMC	10/04/19	USD	888,230	13,081
GBP	33,414,937	RBC	10/04/19	USD	40,319,012	(769,744)
GBP	1,160,397	RBC	10/04/19	USD	1,435,483	8,598
GBP	35,011,160	CIBC	11/01/19	USD	43,145,933	45,426
GBP	546,276	GSI	11/01/19	USD	673,142	648

Net Unrealized Depreciation						$(559,172)

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(CIBC)—	Canadian Imperial Bank of Commerce
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(RBC)—	Royal Bank of Canada

Currencies

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-163

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$29,310,441	$—	$—	$29,310,441
Automobiles	50,975,236	—	—	50,975,236
Banks	435,560,982	—	—	435,560,982
Biotechnology	28,942,160	—	—	28,942,160
Building Products	42,686,317	—	—	42,686,317
Capital Markets	135,661,351	—	—	135,661,351
Chemicals	47,437,421	—	—	47,437,421
Communications Equipment	42,177,661	—	—	42,177,661
Consumer Finance	16,994,334	—	—	16,994,334
Containers & Packaging	33,252,629	—	—	33,252,629
Diversified Telecommunication Services	39,867,051	—	—	39,867,051
Electrical Equipment	67,232,877	—	—	67,232,877
Food Products	30,394,305	11,005,707	—	41,400,012
Health Care Equipment & Supplies	13,812,445	—	—	13,812,445
Health Care Providers & Services	104,866,408	—	—	104,866,408
Hotels, Restaurants & Leisure	40,912,997	—	—	40,912,997
Household Products	26,034,214	21,104,652	—	47,138,866
Independent Power and Renewable Electricity Producers	13,549,597	—	—	13,549,597
Industrial Conglomerates	17,847,914	—	—	17,847,914
Insurance	78,134,097	—	—	78,134,097
Internet & Direct Marketing Retail	32,727,062	—	—	32,727,062
IT Services	23,109,759	—	—	23,109,759
Machinery	38,809,118	—	—	38,809,118
Media	78,353,953	—	—	78,353,953
Oil, Gas & Consumable Fuels	364,357,070	—	—	364,357,070
Pharmaceuticals	108,124,103	14,125,631	—	122,249,734
Semiconductors & Semiconductor Equipment	86,665,829	—	—	86,665,829
Software	39,740,335	—	—	39,740,335
Specialty Retail	18,596,081	—	—	18,596,081
Tobacco	62,403,146	—	—	62,403,146
Wireless Telecommunication Services	—	14,869,541	—	14,869,541
Total Common Stocks	2,148,536,893	61,105,531	—	2,209,642,424
Total Short-Term Investment*	—	102,761,039	—	102,761,039
Total Securities Lending Reinvestments*	—	233,396,213	—	233,396,213
Total Investments	$2,148,536,893	$397,262,783	$—	$2,545,799,676

Collateral for Securities Loaned (Liability)	$—	$(233,272,396)	$—	$(233,272,396)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$646,655	$—	$646,655
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,205,827)	—	(1,205,827)
Total Forward Contracts	$—	$(559,172)	$—	$(559,172)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-164

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Brazil—0.5%
StoneCo, Ltd. - Class A (a)	195,230	$6,790,099

China—1.5%
JD.com, Inc. (ADR) (a)	665,893	18,784,842

France—10.9%
Airbus SE	378,852	49,264,111
Kering S.A.	54,574	27,860,674
LVMH Moet Hennessy Louis Vuitton SE	125,937	50,131,693
Societe Generale S.A.	325,359	8,926,286

		136,182,764

Germany—5.7%
Allianz SE	108,388	25,275,637
Bayer AG	135,312	9,540,431
SAP SE	289,185	33,997,872
Siemens AG	24,648	2,641,367

		71,455,307

India—3.6%
DLF, Ltd.	10,786,455	23,685,098
ICICI Bank, Ltd. (ADR) (b)	1,750,239	21,317,911

		45,003,009

Italy—0.2%
Brunello Cucinelli S.p.A.	92,018	2,867,631

Japan—13.6%
Capcom Co., Ltd.	340,000	8,998,200
FANUC Corp.	71,200	13,506,621
Keyence Corp.	39,000	24,298,449
Minebea Mitsumi, Inc.	289,600	4,627,635
Murata Manufacturing Co., Ltd.	515,200	24,942,284
Nidec Corp.	227,400	30,814,663
Nintendo Co., Ltd.	34,000	12,658,584
Omron Corp.	267,500	14,761,943
Takeda Pharmaceutical Co., Ltd.	318,081	10,898,179
TDK Corp.	278,200	25,147,249

		170,653,807

Netherlands—0.4%
uniQure NV (a)	124,915	4,916,654

Spain—1.6%
Industria de Diseno Textil S.A.	660,928	20,473,076

Sweden—2.3%
Assa Abloy AB - Class B	761,816	16,970,888
Atlas Copco AB - A Shares	370,562	11,407,966

		28,378,854

Switzerland—1.7%
Credit Suisse Group AG (a)	1,020,157	12,525,416
UBS Group AG (a)	811,066	9,220,332

		21,745,748

United Kingdom—4.3%
Farfetch, Ltd. - Class A (a) (b)	378,000	3,265,920
Prudential plc	1,017,003	18,469,746
TechnipFMC plc	139,577	3,334,171
Unilever plc	483,136	29,050,194

		54,120,031

United States—51.1%
3M Co.	53,572	8,807,237
ACADIA Pharmaceuticals, Inc. (a)	233,410	8,400,426
Adobe, Inc. (a)	145,850	40,291,062
Agilent Technologies, Inc.	220,970	16,932,931
Alphabet, Inc. - Class A (a)	73,190	89,375,237
Amazon.com, Inc. (a)	6,344	11,012,613
AnaptysBio, Inc. (a)	21,771	761,767
Anthem, Inc.	123,760	29,714,776
Bluebird Bio, Inc. (a) (b)	52,940	4,860,951
Blueprint Medicines Corp. (a) (b)	97,680	7,176,550
Centene Corp. (a)	201,860	8,732,464
Citigroup, Inc. (b)	444,610	30,713,659
Colgate-Palmolive Co.	358,230	26,333,487
Electronic Arts, Inc. (a)	95,194	9,311,877
Equifax, Inc.	117,360	16,509,031
Facebook, Inc. - Class A (a)	227,770	40,561,282
GlycoMimetics, Inc. (a)	304,520	1,312,481
Goldman Sachs Group, Inc. (The)	41,902	8,683,351
Incyte Corp. (a)	111,120	8,248,438
International Game Technology plc (b)	405,031	5,755,490
Intuit, Inc.	164,810	43,829,571
Ionis Pharmaceuticals, Inc. (a)	150,140	8,994,887
MacroGenics, Inc. (a) (b)	285,870	3,647,701
Maxim Integrated Products, Inc.	502,250	29,085,297
Microsoft Corp.	69,251	9,627,967
Mirati Therapeutics, Inc. (a) (b)	52,446	4,086,068
PayPal Holdings, Inc. (a)	281,256	29,135,309
Ra Pharmaceuticals, Inc. (a) (b)	141,390	3,343,873
resTORbio, Inc. (a) (b)	276,370	2,443,111
S&P Global, Inc.	180,850	44,304,633
Sage Therapeutics, Inc. (a)	84,548	11,861,239
Sarepta Therapeutics, Inc. (a)	63,369	4,772,953
Tiffany & Co. (b)	163,090	15,107,027
United Parcel Service, Inc. - Class B	150,300	18,008,946
Veracyte, Inc. (a)	158,160	3,795,840
Walt Disney Co. (The)	172,240	22,446,317
Zimmer Biomet Holdings, Inc.	93,710	12,863,572

		640,849,421

Total Common Stocks (Cost $846,927,665)		1,222,221,243

Preferred Stock—0.6%

Germany—0.6%
Bayerische Motoren Werke (BMW) AG , (Cost $11,858,319)	132,615	7,358,790

BHFTI-165

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Short-Term Investment—2.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $25,217,174; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $25,723,839.	25,216,614	$25,216,614

Total Short-Term Investments (Cost $25,216,614)		25,216,614

Securities Lending Reinvestments (c)—3.9%

Certificates of Deposit—1.3%
Bank of Montreal (Chicago)
2.150%, 1M LIBOR + 0.100%, 10/11/19 (d)	2,000,000	1,999,964
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	999,995
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	2,000,000	2,000,010
2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	1,500,000	1,500,051
Chiba Bank, Ltd. 2.270%, 10/08/19	1,000,000	1,000,028
KBC Bank NV Zero Coupon, 10/25/19	2,961,000	2,995,964
Standard Chartered Bank 2.180%, FEDEFF PRV + 0.350%, 02/26/20 (d)	2,000,000	1,999,990
Sumitomo Mitsui Trust Bank, Ltd. 2.206%, 1M LIBOR + 0.160%, 10/23/19 (d)	4,000,000	4,000,080

		16,496,082

Commercial Paper—0.1%
Industrial & Commercial Bank of China, Corp. 2.470%, 10/25/19	1,987,376	1,997,272

Repurchase Agreements—2.3%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $2,000,107; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $1,206,961; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $3,006,329; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $900,060; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $918,000.	900,000	900,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $2,035,881; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $2,076,495.	2,035,779	2,035,779
Goldman Sachs & Co. Repurchase Agreement dated 09/30/19 at 2.280%, due on 10/01/19 with a maturity value of $4,000,253; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 02/20/40 - 06/15/58, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,000,055; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,113,002.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $3,751,473; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $4,167,778.	3,750,000	3,750,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $2,000,131; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $2,600,142; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,888,761.	2,600,000	2,600,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $2,200,121; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,444,336.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,400,544; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,555,487.	1,400,000	1,400,000

BHFTI-166

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $3,001,167; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,333,186.	3,000,000	$3,000,000

		29,085,779

Time Deposit—0.2%
Shizuoka Bank, Ltd. 2.250%, 10/18/19	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $49,577,357)		49,579,133

Total Investments—103.9% (Cost $933,579,955)		1,304,375,780
Other assets and liabilities (net)—(3.9)%		(49,022,077)

Net Assets—100.0%		$1,255,353,703

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $48,204,239 and the collateral received consisted of cash in the amount of $49,534,155. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of September 30, 2019 (Unaudited)	% of Net Assets
Interactive Media & Services	10.4
Software	10.2
Electronic Equipment, Instruments & Components	7.1
Textiles, Apparel & Luxury Goods	6.4
Biotechnology	6.1
Capital Markets	6.0
Banks	4.9
Entertainment	4.3
Aerospace & Defense	3.9
Insurance	3.5

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-167

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$6,790,099	$—	$—	$6,790,099
China	18,784,842	—	—	18,784,842
France	—	136,182,764	—	136,182,764
Germany	—	71,455,307	—	71,455,307
India	21,317,911	23,685,098	—	45,003,009
Italy	—	2,867,631	—	2,867,631
Japan	—	170,653,807	—	170,653,807
Netherlands	4,916,654	—	—	4,916,654
Spain	—	20,473,076	—	20,473,076
Sweden	—	28,378,854	—	28,378,854
Switzerland	—	21,745,748	—	21,745,748
United Kingdom	3,265,920	50,854,111	—	54,120,031
United States	640,849,421	—	—	640,849,421
Total Common Stocks	695,924,847	526,296,396	—	1,222,221,243
Total Preferred Stock*	—	7,358,790	—	7,358,790
Total Short-Term Investment*	—	25,216,614	—	25,216,614
Total Securities Lending Reinvestments*	—	49,579,133	—	49,579,133
Total Investments	$695,924,847	$608,450,933	$—	$1,304,375,780

Collateral for Securities Loaned (Liability)	$—	$(49,534,155)	$—	$(49,534,155)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-168

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.7%
Aerojet Rocketdyne Holdings, Inc. (a) (b)	150,690	$7,611,352
BWX Technologies, Inc. (b)	160,265	9,168,761
Cubic Corp.	73,852	5,201,396
TransDigm Group, Inc.	28,223	14,694,869

		36,676,378

Auto Components—1.2%
Fox Factory Holding Corp. (a) (b)	114,247	7,110,733
Visteon Corp. (a) (b)	63,713	5,258,871

		12,369,604

Banks—1.4%
Cullen/Frost Bankers, Inc. (b)	90,089	7,977,381
Sterling Bancorp	290,550	5,828,433

		13,805,814

Beverages—1.0%
Boston Beer Co., Inc. (The) - Class A (a)	28,471	10,365,722

Biotechnology—7.1%
Agios Pharmaceuticals, Inc. (a) (b)	165,455	5,360,742
Amicus Therapeutics, Inc. (a)	734,345	5,889,447
Halozyme Therapeutics, Inc. (a)	640,405	9,932,681
Natera, Inc. (a) (b)	316,422	10,378,642
Neurocrine Biosciences, Inc. (a)	123,462	11,125,161
Repligen Corp. (a)	166,695	12,783,839
Sage Therapeutics, Inc. (a) (b)	64,437	9,039,867
Sarepta Therapeutics, Inc. (a) (b)	83,400	6,281,688

		70,792,067

Building Products—0.1%
Armstrong World Industries, Inc.	9,656	933,735

Capital Markets—4.0%
Cboe Global Markets, Inc.	71,000	8,158,610
Evercore, Inc. - Class A	22,179	1,776,538
LPL Financial Holdings, Inc.	140,064	11,471,242
MarketAxess Holdings, Inc. (b)	32,935	10,786,212
Morningstar, Inc.	53,109	7,761,349

		39,953,951

Chemicals—0.9%
Ingevity Corp. (a)	103,300	8,763,972

Commercial Services & Supplies—4.3%
Brink’s Co. (The)	132,219	10,967,566
Clean Harbors, Inc. (a)	111,125	8,578,850
IAA, Inc. (a)	168,687	7,039,308
KAR Auction Services, Inc. (b)	296,345	7,275,270
MSA Safety, Inc. (b)	78,782	8,595,904

		42,456,898

Construction Materials—1.3%
Martin Marietta Materials, Inc.	48,376	13,259,862

Containers & Packaging—0.7%
Berry Global Group, Inc. (a)	180,201	7,076,493

Distributors—1.2%
Pool Corp.	60,399	12,182,478

Diversified Consumer Services—1.3%
Adtalem Global Education, Inc. (a)	166,594	6,345,566
Strategic Education, Inc.	45,131	6,132,400

		12,477,966

Diversified Telecommunication Services—1.7%
Cogent Communications Holdings, Inc.	169,496	9,339,230
Iridium Communications, Inc. (a)	337,032	7,172,041

		16,511,271

Electrical Equipment—0.7%
Generac Holdings, Inc. (a)	82,229	6,441,820

Electronic Equipment, Instruments & Components—4.7%
Fabrinet (a) (b)	131,938	6,900,357
II-VI, Inc. (a)	178,864	6,297,801
Littelfuse, Inc. (b)	50,798	9,006,993
OSI Systems, Inc. (a)	71,714	7,283,274
Trimble, Inc. (a)	217,418	8,437,993
Zebra Technologies Corp. - Class A (a)	43,261	8,927,773

		46,854,191

Entertainment—1.5%
IMAX Corp. (a)	182,546	4,006,885
Take-Two Interactive Software, Inc. (a)	87,983	11,027,789

		15,034,674

Equity Real Estate Investment Trusts—1.4%
CoreSite Realty Corp. (b)	115,236	14,041,507

Food Products—0.7%
Lancaster Colony Corp.	52,387	7,263,458

Health Care Equipment & Supplies—8.0%
Avanos Medical, Inc. (a)	184,205	6,900,319
DexCom, Inc. (a)	63,079	9,413,910
Glaukos Corp. (a)	101,527	6,346,453
Haemonetics Corp. (a)	58,033	7,320,283
Hill-Rom Holdings, Inc.	94,235	9,916,349
ICU Medical, Inc. (a)	4,735	755,706
Integer Holdings Corp. (a)	93,120	7,036,147
Integra LifeSciences Holdings Corp. (a)	148,493	8,919,974
Masimo Corp. (a)	63,180	9,400,552
Nevro Corp. (a) (b)	75,873	6,522,802
Penumbra, Inc. (a) (b)	55,504	7,464,733

		79,997,228

Health Care Providers & Services—4.2%
BioTelemetry, Inc. (a) (b)	144,890	5,901,369
Chemed Corp.	35,872	14,979,071

BHFTI-169

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Encompass Health Corp.	150,624	$9,531,487
HealthEquity, Inc. (a) (b)	209,172	11,953,134

		42,365,061

Health Care Technology—1.4%
HMS Holdings Corp. (a)	242,172	8,346,458
Vocera Communications, Inc. (a) (b)	231,111	5,696,886

		14,043,344

Hotels, Restaurants & Leisure—4.9%
Dunkin’ Brands Group, Inc. (b)	132,333	10,501,947
Jack in the Box, Inc.	64,290	5,858,105
Penn National Gaming, Inc. (a) (b)	393,070	7,320,929
Texas Roadhouse, Inc.	160,699	8,439,911
Wendy’s Co. (The)	477,997	9,550,380
Wingstop, Inc.	85,267	7,442,104

		49,113,376

Insurance—2.4%
eHealth, Inc. (a)	81,355	5,433,700
Hanover Insurance Group, Inc. (The)	77,894	10,557,753
RLI Corp.	87,776	8,155,268

		24,146,721

IT Services—2.4%
Black Knight, Inc. (a)	89,368	5,456,810
Booz Allen Hamilton Holding Corp.	120,945	8,589,514
KBR, Inc.	415,757	10,202,677

		24,249,001

Leisure Products—0.9%
Brunswick Corp.	167,841	8,747,873

Life Sciences Tools & Services—2.3%
Bio-Techne Corp.	66,766	13,064,103
Syneos Health, Inc. (a) (b)	180,312	9,594,402

		22,658,505

Machinery—5.2%
Crane Co.	96,343	7,768,136
Hillenbrand, Inc.	171,653	5,300,645
ITT, Inc.	173,337	10,606,491
John Bean Technologies Corp.	86,015	8,552,471
Kennametal, Inc.	174,786	5,372,922
Timken Co. (The)	153,000	6,657,030
WABCO Holdings, Inc. (a)	53,616	7,171,140

		51,428,835

Multiline Retail — 0.6%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	99,492	5,834,211

Oil, Gas & Consumable Fuels — 0.8%
Parsley Energy, Inc. - Class A (b)	467,211	7,849,145

Pharmaceuticals—2.8%
Aerie Pharmaceuticals, Inc. (a) (b)	150,291	2,888,593
Catalent, Inc. (a) (b)	226,790	10,808,812
GW Pharmaceuticals plc (ADR) (a) (b)	58,066	6,679,332
Horizon Therapeutics plc (a)	291,509	7,937,790

		28,314,527

Professional Services—1.0%
CoStar Group, Inc. (a)	16,532	9,806,782

Road & Rail—1.5%
Knight-Swift Transportation Holdings, Inc. (b)	206,222	7,485,858
Old Dominion Freight Line, Inc. (b)	44,679	7,594,090

		15,079,948

Semiconductors & Semiconductor Equipment—5.6%
Lattice Semiconductor Corp. (a)	450,388	8,235,345
MKS Instruments, Inc.	77,308	7,133,982
Monolithic Power Systems, Inc.	62,472	9,722,517
Power Integrations, Inc.	90,664	8,198,745
Semtech Corp. (a)	213,006	10,354,222
Silicon Laboratories, Inc. (a)	112,036	12,475,209

		56,120,020

Software—12.6%
Anaplan, Inc. (a)	171,265	8,049,455
Aspen Technology, Inc. (a)	100,050	12,314,154
Blackline, Inc. (a) (b)	197,100	9,423,351
Fair Isaac Corp. (a)	26,598	8,073,025
Guidewire Software, Inc. (a)	103,892	10,948,139
HubSpot, Inc. (a)	49,724	7,538,656
Pegasystems, Inc.	160,808	10,942,984
Proofpoint, Inc. (a)	61,116	7,887,020
Q2 Holdings, Inc. (a) (b)	216,715	17,092,312
Qualys, Inc. (a) (b)	100,078	7,562,894
RealPage, Inc. (a) (b)	212,429	13,353,287
SailPoint Technologies Holding, Inc. (a) (b)	315,594	5,898,452
Zendesk, Inc. (a)	95,242	6,941,237

		126,024,966

Specialty Retail—1.4%
Five Below, Inc. (a)	75,618	9,535,430
Urban Outfitters, Inc. (a) (b)	173,810	4,882,323

		14,417,753

Textiles, Apparel & Luxury Goods—1.4%
G-III Apparel Group, Ltd. (a)	168,834	4,350,852
Steven Madden, Ltd. (b)	278,676	9,973,814

		14,324,666

Trading Companies & Distributors—0.4%
Univar, Inc. (a)	192,076	3,987,498

Total Common Stocks (Cost $736,550,010)		985,771,321

BHFTI-170

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Short-Term Investment—1.9%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $19,042,203; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $19,425,176.	19,041,780	$19,041,780

Total Short-Term Investments (Cost $19,041,780)		19,041,780

Securities Lending Reinvestments (c)—20.7%

Certificates of Deposit—10.6%
Banco Del Estado De Chile New York 2.206%, 1M LIBOR + 0.160%, 11/22/19 (d)	5,000,000	4,999,725
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (d)	3,000,000	2,999,763
Bank of Montreal (Chicago) 2.070%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	1,000,068
2.150%, 1M LIBOR + 0.100%, 10/11/19 (d)	4,000,000	3,999,928
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	3,000,000	2,999,985
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,997,790
Canadian Imperial Bank of Commerce 2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	2,000,000	2,000,010
2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	2,500,000	2,500,085
Chiba Bank, Ltd. 2.240%, 10/28/19	2,000,000	2,000,156
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (d)	4,000,000	3,998,360
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (d)	4,000,000	4,000,076
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,000,715
Credit Industriel et Commercial 2.393%, 3M LIBOR + 0.090%, 10/15/19 (d)	2,500,000	2,500,262
Credit Suisse AG 2.240%, 1M LIBOR + 0.140%, 10/02/19 (d)	6,000,000	6,000,000
DZ Bank AG Zero Coupon, 10/18/19	4,969,899	4,994,750
Zero Coupon, 11/18/19	1,988,603	1,994,360
Mizuho Bank, Ltd. 2.174%, 1M LIBOR + 0.120%, 11/27/19 (d)	3,000,000	2,999,943
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (d)	3,000,000	2,999,691
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (d)	2,000,000	1,999,680
Natixis New York 2.453%, 3M LIBOR + 0.150%, 10/15/19 (d)	2,000,000	2,000,252
Royal Bank of Canada New York
2.110%, SOFR + 0.290%, 07/16/20 (d)	3,000,000	3,000,945
Societe Generale 2.280%, FEDEFF PRV + 0.450%, 08/14/20 (d)	2,000,286	2,001,038
Standard Chartered Bank 2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	5,000,000	5,000,085
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (d)	5,000,000	4,999,975

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp. 2.216%, 1M LIBOR + 0.170%, 01/21/20 (d)	3,000,000	2,999,958
2.234%, 1M LIBOR + 0.180%, 01/27/20 (d)	5,000,000	4,999,655
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 02/18/20	1,978,128	1,983,860
Svenska Handelsbanken AB 2.266%, 1M LIBOR + 0.220%, 07/22/20 (d)	2,000,000	1,999,384
2.344%, 1M LIBOR + 0.300%, 10/31/19 (d)	2,000,000	2,000,288
2.429%, 1M LIBOR + 0.380%, 12/10/19 (d)	2,000,000	2,000,804
Toronto-Dominion Bank 2.180%, FEDEFF PRV + 0.350%, 07/31/20 (d)	1,500,000	1,499,114
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (d)	1,000,000	1,000,233
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	6,000,000	5,999,978

		105,470,916

Commercial Paper—3.1%
Bank of China, Ltd. 2.290%, 12/09/19	1,988,550	1,990,894
2.470%, 10/11/19	1,988,199	1,998,578
Cafco LLC 2.120%, 10/31/19	1,992,580	1,996,362
China Construction Bank Corp. 2.500%, 10/01/19	2,000,000	2,000,016
Industrial & Commercial Bank of China, Corp. 2.470%, 10/25/19	2,981,063	2,995,908
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	4,000,000	4,000,648
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	1,000,000	1,000,028
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (d)	4,003,392	4,003,660
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	4,000,000	3,999,488
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (d)	2,000,000	2,000,298
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (d)	5,000,000	5,000,000

		30,985,880

Repurchase Agreements—6.0%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $4,324,945; collateralized by various Common Stock with an aggregate market value of $4,730,001.	4,300,000	4,300,000
Citadel Clearing LLC Repurchase Agreement dated 9/30/19 at 2.430%, due on 12/31/19 with a maturity value of $2,012,420; collateralized by various Common Stock with an aggregate market value of $2,200,226.	2,000,000	2,000,000

BHFTI-171

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $2,300,153; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $2,346,001.	2,300,000	$2,300,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $2,100,140; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $2,142,000.	2,100,000	2,100,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $5,960,287; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $6,079,072.	5,959,873	5,959,873
Morgan Stanley & Co. LLC Repurchase Agreement dated 9/30/19 at 2.370%, due on 03/30/20 with a maturity value of $3,035,945; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $3,293,006.	3,000,000	3,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 9/30/19 at 1.990%, due on 10/01/19 with a maturity value of $2,700,149; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $3,005,105.	2,700,000	2,700,000
Repurchase Agreement dated 9/30/19 at 2.020%, due on 10/07/19 with a maturity value of $1,100,432; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $1,222,548.	1,100,000	1,100,000
Societe Generale
Repurchase Agreement dated 9/30/19 at 1.970%, due on 10/01/19 with a maturity value of $6,600,361; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $7,333,009.	6,600,000	6,600,000
Repurchase Agreement dated 9/30/19 at 1.980%, due on 10/01/19 with a maturity value of $5,600,308; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $6,221,947.	5,600,000	5,600,000
Repurchase Agreement dated 9/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 9/30/19 at 2.000%, due on 10/07/19 with a maturity value of $5,101,983; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,666,416.	5,100,000	5,100,000
Repurchase Agreement dated 9/30/19 at 2.000%, due on 10/07/19 with a maturity value of $7,002,722; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $7,777,433.	7,000,000	7,000,000
Repurchase Agreement dated 9/30/19 at 2.000%, due on 10/07/19 with a maturity value of $5,001,944; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,555,310.	5,000,000	5,000,000

		59,759,873

Time Deposits—1.0%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	5,000,000	5,000,000
Nordea Bank New York 1.760%, 10/01/19	5,000,000	5,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $206,216,313)		206,216,669

Total Investments—121.3% (Cost $961,808,103)		1,211,029,770
Other assets and liabilities (net)—(21.3)%		(212,718,158)

Net Assets—100.0%		$998,311,612

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $202,616,793 and the collateral received consisted of cash in the amount of $206,150,573. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-172

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$985,771,321	$—	$—	$985,771,321
Total Short-Term Investment*	—	19,041,780	—	19,041,780
Total Securities Lending Reinvestments*	—	206,216,669	—	206,216,669
Total Investments	$985,771,321	$225,258,449	$—	$1,211,029,770

Collateral for Securities Loaned (Liability)	$—	$(206,150,573)	$—	$(206,150,573)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-173

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—51.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—31.0%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	97,397	$100,287
Fannie Mae 20 Yr. Pool
4.000%, 02/01/31	1,111,845	1,177,657
6.000%, 07/01/28	218,478	241,244
Fannie Mae 30 Yr. Pool
3.500%, 07/01/42	1,172,326	1,234,457
3.500%, 08/01/42	545,856	561,388
4.000%, 06/01/47	1,736,195	1,854,042
4.500%, 02/01/40	395,830	428,915
5.000%, 09/01/35	950,470	1,048,687
6.000%, 12/01/39	264,610	304,526
Fannie Mae ARM Pool 2.569%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,605,832	3,590,563
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	745,057	845,643
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,933,284	4,113,636
Fannie Mae Interest Strip (CMO) 4.500%, 11/25/20 (b)	8,084	101
Fannie Mae Pool
2.420%, 05/01/23	5,340,294	5,424,469
2.450%, 11/01/22	3,000,000	3,049,611
2.450%, 09/01/28	4,931,297	5,048,055
2.480%, 10/01/28	9,036,855	9,251,749
2.600%, 09/01/28	993,226	1,025,667
2.640%, 04/01/23	1,795,450	1,836,058
2.640%, 05/01/23	2,143,985	2,193,635
2.690%, 10/01/23	2,000,000	2,057,415
2.700%, 05/01/23	5,000,000	5,127,598
2.720%, 03/01/23	2,927,410	2,998,980
2.730%, 07/01/28	3,000,000	3,127,847
2.810%, 09/01/31	1,517,860	1,611,546
2.890%, 05/01/27	1,887,688	1,986,067
2.920%, 12/01/24	1,000,000	1,047,264
2.970%, 06/01/30	2,750,000	2,926,947
2.980%, 09/01/36	1,481,690	1,580,828
3.000%, 01/01/43	3,382,347	3,483,876
3.110%, 12/01/24	1,500,000	1,584,867
3.180%, 06/01/30	3,325,996	3,553,745
3.235%, 10/01/26	1,370,124	1,468,806
3.240%, 12/01/26	1,500,000	1,609,183
3.260%, 12/01/26	953,651	1,026,583
3.290%, 08/01/26	2,000,000	2,157,366
3.320%, 03/01/29	2,459,151	2,670,104
3.340%, 02/01/27	1,500,000	1,621,597
3.380%, 12/01/23	1,944,127	2,052,770
3.440%, 11/01/21	3,672,093	3,766,457
3.450%, 01/01/24	958,943	1,016,208
3.490%, 09/01/23	3,761,730	3,973,920
3.500%, 08/01/26	218,694	224,973
3.500%, 02/01/33	3,586,843	3,708,264
3.500%, 05/01/33	3,626,342	3,749,294
3.500%, 07/01/43	2,632,775	2,759,411
3.530%, 08/01/28	7,376,000	8,137,557
3.550%, 02/01/30	1,500,000	1,665,367

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.560%, 03/01/24	6,895,500	7,352,289
3.563%, 01/01/21	5,337,427	5,425,196
3.570%, 07/01/26	4,000,000	4,364,982
3.570%, 07/01/28	4,929,708	5,439,584
3.630%, 10/01/29	1,390,891	1,544,685
3.660%, 10/01/28	4,637,036	5,139,350
3.670%, 07/01/23	2,500,000	2,656,174
3.730%, 07/01/22	4,533,099	4,688,032
3.740%, 07/01/30	2,911,638	3,274,601
3.760%, 11/01/23	1,071,861	1,146,496
3.770%, 12/01/20	2,119,775	2,145,091
3.800%, 07/01/30	4,013,000	4,546,463
3.817%, 05/01/22	6,670,812	6,861,769
3.970%, 07/01/21	4,393,565	4,510,700
3.970%, 08/01/33	5,180,369	5,702,260
3.990%, 02/01/28	1,679,914	1,881,621
4.000%, 10/01/32	1,360,623	1,433,922
4.000%, 12/01/40	357,490	379,432
4.000%, 07/01/42	2,017,153	2,146,956
Fannie Mae REMICS (CMO)
Zero Coupon, 09/25/43 (c)	1,594,380	1,398,207
Zero Coupon, 10/25/43 (c)	818,475	722,967
Zero Coupon, 12/25/43 (c)	1,784,188	1,587,310
2.518%, 1M LIBOR + 0.500%, 10/25/42 (a)	725,648	729,832
2.618%, 1M LIBOR + 0.600%, 10/25/43 (a)	1,929,613	1,941,365
2.618%, 1M LIBOR + 0.600%, 12/25/43 (a)	2,128,066	2,132,027
2.645%, 1M LIBOR + 0.500%, 05/25/35 (a)	1,148,765	1,150,710
2.918%, 1M LIBOR + 0.900%, 03/25/38 (a)	246,660	252,674
2.995%, 03/25/27 (a)	119,137	119,761
3.018%, 1M LIBOR + 1.000%, 08/25/32 (a)	596,677	612,888
3.500%, 02/25/43	4,367,376	4,652,121
4.512%, -1 x 1M LIBOR + 6.530%, 01/25/41 (a) (b)	3,684,806	769,598
5.000%, 03/25/40	4,949,888	5,454,265
5.500%, 12/25/35	1,067,984	1,218,851
6.000%, 01/25/36	1,024,810	1,228,973
6.500%, 07/18/28	119,713	133,187
Fannie Mae-ACES (CMO)
2.207%, 01/25/22	10,000,000	10,019,661
2.488%, 05/25/26	1,600,000	1,629,681
2.566%, 12/25/26 (a)	4,800,000	4,894,766
2.723%, 10/25/24	2,000,000	2,057,564
3.061%, 05/25/27 (a)	3,090,000	3,267,321
3.103%, 07/25/24 (a)	1,394,000	1,455,295
3.144%, 03/25/28 (a)	2,098,000	2,224,914
3.184%, 06/25/27 (a)	3,216,000	3,411,935
3.193%, 02/25/30 (a)	1,504,000	1,601,707
3.298%, 04/25/29 (a)	2,736,000	2,943,543
3.346%, 03/25/24 (a)	2,500,000	2,621,074
3.497%, 07/25/28 (a)	3,757,000	4,084,563
3.501%, 01/25/24 (a)	1,981,754	2,087,426
3.673%, 09/25/28 (a)	3,075,000	3,399,442
3.776%, 08/25/30 (a)	4,500,000	5,035,491
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	1,009,396	1,050,881

BHFTI-174

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 08/01/42	3,295,237	$3,531,719
4.000%, 05/01/43	455,028	473,611
4.000%, 06/01/43	404,193	420,698
4.000%, 08/01/43	5,475,776	5,860,118
5.000%, 08/01/39	691,120	764,000
Freddie Mac ARM Non-Gold Pool 4.610%, 12M LIBOR + 1.841%, 07/01/40 (a)	1,051,244	1,108,675
Freddie Mac Gold Pool
3.500%, 12/01/32	3,101,712	3,208,848
3.500%, 01/01/33	4,835,174	5,001,383
3.500%, 03/01/33	4,939,762	5,110,757
3.500%, 04/01/33	6,080,852	6,288,110
3.500%, 05/01/33	2,779,538	2,875,620
3.500%, 06/01/43	2,856,794	2,996,285
4.000%, 09/01/32	727,232	762,371
4.000%, 11/01/32	2,907,146	3,065,592
4.000%, 12/01/32	1,389,328	1,465,098
4.000%, 01/01/33	504,053	528,693
4.000%, 02/01/33	381,359	399,726
4.000%, 01/01/46	2,456,338	2,616,926
5.000%, 02/01/34	344,839	370,903
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
2.522%, 01/25/23	2,085,000	2,110,419
2.838%, 09/25/22	1,627,581	1,661,666
3.117%, 06/25/27	2,487,000	2,660,357
3.243%, 04/25/27	1,996,000	2,150,651
3.303%, 11/25/27 (a)	1,755,000	1,901,524
3.326%, 05/25/27	1,072,000	1,157,295
3.336%, 04/25/28 (a)	1,790,000	1,927,888
3.490%, 01/25/24	4,000,000	4,227,130
3.690%, 01/25/29	3,480,000	3,900,527
3.850%, 05/25/28 (a)	7,385,000	8,268,619
3.900%, 08/25/28 (a)	3,170,000	3,588,534
Freddie Mac REMICS (CMO)
2.478%, 1M LIBOR + 0.450%, 08/15/42 (a)	4,099,241	4,072,672
2.708%, 1M LIBOR + 0.680%, 11/15/37 (a)	687,834	697,436
2.728%, 1M LIBOR + 0.700%, 03/15/24 (a)	264,363	266,700
3.000%, 02/15/26	1,194,989	1,222,427
3.378%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	637,254
3.500%, 08/15/39	1,679,112	1,723,480
3.500%, 06/15/48	3,969,874	4,073,534
4.343%, -1 x 1M LIBOR + 6.370%, 10/15/37 (a) (b)	3,205,113	517,827
4.373%, -1 x 1M LIBOR + 6.400%, 11/15/36 (a) (b)	1,900,668	145,288
5.000%, 08/15/35	1,501,828	1,685,824
6.000%, 07/15/35	3,849,128	4,313,523
6.000%, 03/15/36	3,068,371	3,637,157
6.500%, 05/15/28	271,703	301,020
6.500%, 03/15/37	620,579	712,232
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (c)	858,700	768,453
3.000%, 01/15/43	4,378,606	4,585,655
FREMF Mortgage Trust (CMO)
3.696%, 11/25/49 (144A) (a)	1,700,000	1,770,975
3.800%, 11/25/49 (144A) (a)	2,000,000	2,074,479
3.973%, 07/25/49 (144A) (a)	1,635,000	1,706,640
4.209%, 11/25/47 (144A) (a)	1,577,000	1,660,372

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool 3.875%, 1Y H15 + 1.500%, 04/20/41 (a)	333,163	347,455
Ginnie Mae II Pool 4.393%, 04/20/63 (a)	2,795,952	2,842,466
Government National Mortgage Association (CMO)
1.650%, 02/20/63	6,356,239	6,325,012
1.650%, 04/20/63	4,426,915	4,392,992
2.529%, 1M LIBOR + 0.300%, 11/20/62 (a)	19,543	19,494
2.544%, 1M LIBOR + 0.500%, 09/20/37 (a)	191,308	192,415
2.629%, 1M LIBOR + 0.400%, 02/20/62 (a)	449,809	448,603
2.639%, 1M LIBOR + 0.410%, 03/20/63 (a)	594,054	593,050
2.649%, 1M LIBOR + 0.420%, 02/20/63 (a)	1,314,226	1,311,100
2.679%, 1M LIBOR + 0.450%, 02/20/63 (a)	5,288,622	5,284,634
2.699%, 1M LIBOR + 0.470%, 03/20/63 (a)	2,697,739	2,697,118
2.699%, 1M LIBOR + 0.470%, 07/20/64 (a)	3,238,273	3,237,517
2.699%, 1M LIBOR + 0.470%, 09/20/64 (a)	1,477,772	1,476,948
2.709%, 1M LIBOR + 0.480%, 04/20/63 (a)	6,474,102	6,474,322
2.729%, 1M LIBOR + 0.500%, 01/20/63 (a)	114,284	114,315
2.729%, 1M LIBOR + 0.500%, 04/20/63 (a)	4,782,677	4,785,104
2.729%, 1M LIBOR + 0.500%, 07/20/64 (a)	863,341	863,773
2.779%, 1M LIBOR + 0.550%, 04/20/62 (a)	42,037	42,053
2.807%, 1M LIBOR + 0.300%, 08/20/60 (a)	4,677	4,668
2.829%, 1M LIBOR + 0.600%, 04/20/64 (a)	6,603,341	6,631,810
2.847%, 1M LIBOR + 0.400%, 12/20/62 (a)	1,696,590	1,690,401
2.879%, 1M LIBOR + 0.650%, 07/20/63 (a)	4,721,496	4,735,793
2.879%, 1M LIBOR + 0.650%, 01/20/64 (a)	1,181,942	1,186,875
2.879%, 1M LIBOR + 0.650%, 02/20/64 (a)	4,009,926	4,027,066
2.879%, 1M LIBOR + 0.650%, 03/20/64 (a)	1,272,637	1,277,512
2.919%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,593,683	1,606,008
2.929%, 1M LIBOR + 0.700%, 09/20/63 (a)	3,352,839	3,369,042
2.979%, 1M LIBOR + 0.750%, 09/20/63 (a)	3,647,052	3,667,463
3.007%, 1M LIBOR + 0.500%, 06/20/64 (a)	4,490,532	4,492,769
3.007%, 1M LIBOR + 0.500%, 07/20/64 (a)	1,154,973	1,155,552
3.107%, 1M LIBOR + 0.600%, 04/20/64 (a)	3,972,618	3,984,366
3.229%, 1M LIBOR + 1.000%, 12/20/66 (a)	1,471,327	1,493,972
4.492%, 04/20/43 (a)	1,538,475	1,651,109
4.500%, 01/16/25	1,068,733	1,140,597
4.779%, 11/20/42 (a)	6,272,859	6,928,625
5.000%, 12/20/33	1,096,014	1,213,476
5.000%, 09/20/38	536,316	538,692
5.000%, 06/16/39	356,045	376,592
5.000%, 07/20/39	2,132,866	2,371,694
5.000%, 10/20/39	2,273,189	2,584,931
5.163%, 06/20/40 (a)	2,672,140	2,966,067
5.500%, 07/16/33 (b)	799,742	122,890

		480,197,865

Federal Agencies—0.8%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20	3,119,000	3,072,119
Tennessee Valley Authority
5.880%, 04/01/36	1,600,000	2,322,043
6.235%, 07/15/45	4,250,000	4,382,769
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	739,030

BHFTI-175

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Tennessee Valley Authority Principal Strip
Zero Coupon, 11/01/25	1,000,000	$884,564
Zero Coupon, 06/15/35	750,000	495,537

		11,896,062

U.S. Treasury—19.9%
U.S. Treasury Bonds
2.250%, 08/15/46	1,070,000	1,098,088
2.500%, 02/15/45	7,350,000	7,915,031
2.750%, 08/15/42	3,300,000	3,708,246
2.750%, 11/15/42	1,250,000	1,403,662
2.750%, 08/15/47	8,000,000	9,061,875
2.875%, 05/15/43	21,165,000	24,282,704
2.875%, 08/15/45	7,700,000	8,879,664
2.875%, 05/15/49	27,000	31,516
3.000%, 02/15/48	470,000	558,492
3.125%, 11/15/41	3,480,000	4,150,172
3.125%, 05/15/48	1,942,000	2,362,337
3.500%, 02/15/39	450,000	564,064
3.625%, 08/15/43 (d)	6,400,000	8,260,000
3.625%, 02/15/44	4,325,000	5,595,131
3.750%, 11/15/43	3,581,000	4,713,631
3.875%, 08/15/40	4,230,000	5,595,662
4.250%, 05/15/39	200,000	275,648
4.250%, 11/15/40	2,383,000	3,309,391
4.375%, 11/15/39	10,650,000	14,949,522
4.375%, 05/15/40	2,500,000	3,518,555
4.375%, 05/15/41	1,200,000	1,697,344
5.250%, 02/15/29	500,000	655,195
6.000%, 02/15/26	2,525,000	3,195,210
U.S. Treasury Coupon Strips
Zero Coupon, 11/15/21	1,285,000	1,240,230
Zero Coupon, 05/15/22 (d)	4,560,000	4,368,578
Zero Coupon, 08/15/22 (d)	1,800,000	1,718,604
Zero Coupon, 11/15/22 (d)	1,250,000	1,188,818
Zero Coupon, 02/15/23	3,035,000	2,874,747
Zero Coupon, 05/15/23	47,445,000	44,761,208
Zero Coupon, 08/15/23	2,220,000	2,086,770
Zero Coupon, 11/15/23	2,300,000	2,154,066
Zero Coupon, 02/15/24	4,900,000	4,570,802
Zero Coupon, 08/15/24 (d)	2,500,000	2,311,992
Zero Coupon, 11/15/24	1,500,000	1,381,595
Zero Coupon, 02/15/25	2,000,000	1,832,714
Zero Coupon, 05/15/25	5,500,000	5,014,440
Zero Coupon, 08/15/25	648,000	588,344
Zero Coupon, 11/15/26	366,129	324,646
Zero Coupon, 08/15/27	400,000	349,754
Zero Coupon, 11/15/27	570,000	496,232
Zero Coupon, 05/15/28	15,030,000	12,934,267
Zero Coupon, 08/15/28	250,000	214,387
Zero Coupon, 02/15/30	6,300,000	5,227,721
Zero Coupon, 05/15/30	700,000	577,995
Zero Coupon, 08/15/30	3,925,000	3,220,010
Zero Coupon, 11/15/30	5,425,000	4,427,251
Zero Coupon, 02/15/31 (d)	1,775,000	1,442,267

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 08/15/31	7,800,000	6,258,457
Zero Coupon, 11/15/31	3,000,000	2,393,319
Zero Coupon, 02/15/32	12,900,000	10,237,383
Zero Coupon, 05/15/32	12,800,000	10,096,593
Zero Coupon, 08/15/32	6,900,000	5,409,538
Zero Coupon, 08/15/33 (d)	400,000	306,164
Zero Coupon, 11/15/33 (d)	13,000,000	9,887,888
Zero Coupon, 02/15/34 (d)	4,400,000	3,326,615
Zero Coupon, 08/15/34	5,000,000	3,733,762
Zero Coupon, 05/15/35	4,000,000	2,931,634
U.S. Treasury Inflation Indexed Bond 1.750%, 01/15/28 (e)	612,320	688,599
U.S. Treasury Inflation Indexed Note 0.125%, 01/15/22 (e)	1,700,295	1,684,147
U.S. Treasury Notes
1.625%, 02/15/26	782,300	782,636
1.750%, 02/28/22	100,000	100,316
2.000%, 06/30/24	2,308,000	2,353,078
2.000%, 11/15/26	910,000	933,212
2.125%, 02/29/24	663,000	678,798
2.250%, 04/15/22	9,000,000	9,141,680
2.750%, 05/31/23	663,000	690,582
2.750%, 02/15/24	2,300,000	2,414,461
2.875%, 04/30/25	450,000	480,727
2.875%, 05/31/25	4,920,000	5,259,403
2.875%, 05/15/28	6,936,100	7,613,995

		308,491,565

Total U.S. Treasury & Government Agencies (Cost $765,173,565)		800,585,492

Corporate Bonds & Notes—25.8%

Aerospace/Defense—0.6%
Airbus Finance B.V. 2.700%, 04/17/23 (144A)	249,000	252,925
BAE Systems plc 4.750%, 10/11/21 (144A)	1,000,000	1,043,589
Boeing Co. (The) 3.950%, 08/01/59	1,000,000	1,102,020
L3Harris Technologies, Inc. 3.832%, 04/27/25	600,000	640,849
Lockheed Martin Corp. 4.500%, 05/15/36	450,000	539,089
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	200,577
Northrop Grumman Systems Corp. 7.750%, 02/15/31	350,000	508,957
Rockwell Collins, Inc.
3.200%, 03/15/24	251,000	260,722
4.350%, 04/15/47	133,000	155,650
United Technologies Corp.
3.750%, 11/01/46	550,000	604,000
3.950%, 08/16/25	215,000	235,367

BHFTI-176

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
United Technologies Corp.
4.450%, 11/16/38	240,000	$285,743
4.500%, 06/01/42	550,000	659,812
7.500%, 09/15/29	1,568,000	2,202,292

		8,691,592

Agriculture—0.1%
BAT Capital Corp. 4.390%, 08/15/37	68,000	66,020
Reynolds American, Inc. 7.000%, 08/04/41	570,000	706,180

		772,200

Airlines—0.6%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	485,786	501,027
3.550%, 01/15/30 (144A)	688,829	702,282
4.125%, 05/15/25 (144A)	876,365	928,158
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	565,000	589,023
3.800%, 09/20/31 (144A)	631,639	667,769
4.125%, 09/20/31 (144A)	843,312	887,838
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	145,435	153,085
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	282,852	294,854
United Airlines Pass-Through Trust
3.500%, 03/01/30	1,243,236	1,300,854
3.700%, 03/01/30	636,943	661,464
4.000%, 04/11/26	466,172	494,795
4.150%, 08/25/31	1,400,000	1,528,455
4.300%, 08/15/25	627,708	678,005
4.600%, 03/01/26	312,403	325,645

		9,713,254

Auto Manufacturers—0.2%
General Motors Financial Co., Inc.
3.500%, 11/07/24	695,000	703,653
3.950%, 04/13/24	1,200,000	1,234,861
4.300%, 07/13/25	1,360,000	1,415,124

		3,353,638

Banks—6.7%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	500,000	537,993
AIB Group plc 4.750%, 10/12/23 (144A) (d)	1,340,000	1,417,165
ANZ New Zealand International, Ltd. 2.850%, 08/06/20 (144A)	250,000	251,751
ASB Bank, Ltd. 3.125%, 05/23/24 (144A)	685,000	706,319
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	214,240

Banks—(Continued)
Bank of America Corp.
2.503%, 10/21/22	120,000	120,884
2.881%, 3M LIBOR + 1.021%, 04/24/23 (a)	210,000	213,162
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,141,000	2,186,625
3.124%, 3M LIBOR + 1.160%, 01/20/23 (a)	2,043,000	2,083,855
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	625,521
3.499%, 3M LIBOR + 0.630%, 05/17/22 (a)	312,000	318,180
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	2,562,000	2,664,372
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,662,608
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	1,400,000	1,524,421
4.000%, 01/22/25	1,071,000	1,137,681
4.078%, 3M LIBOR + 1.320%, 04/23/40 (a)	555,000	619,242
4.250%, 10/22/26	520,000	563,452
4.330%, 3M LIBOR + 1.520%, 03/15/50 (a)	555,000	655,713
Bank of Montreal
2.350%, 09/11/22 (d)	500,000	505,717
3.803%, 5 Y USD ICE Swap + 1.432%, 12/15/32 (a)	433,000	449,077
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 4.100%, 09/09/23 (144A)	364,000	387,998
Banque Federative du Credit Mutuel S.A. 3.750%, 07/20/23 (144A)	1,070,000	1,126,111
Barclays plc
3.650%, 03/16/25	254,000	259,944
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	500,000	522,338
5.200%, 05/12/26	250,000	265,571
BNP Paribas S.A. 3.500%, 03/01/23 (144A)	400,000	412,889
BNZ International Funding, Ltd.
2.650%, 11/03/22 (144A)	842,000	850,984
2.900%, 02/21/22 (144A)	300,000	304,511
BPCE S.A.
3.375%, 12/02/26	700,000	730,811
4.625%, 07/11/24 (144A)	400,000	426,313
Canadian Imperial Bank of Commerce 2.100%, 10/05/20	200,000	200,237
Capital One Financial Corp.
3.750%, 07/28/26 (d)	860,000	894,432
4.200%, 10/29/25	200,000	213,151
Citigroup, Inc.
3.142%, 3M LIBOR + 0.722%, 01/24/23 (a)	667,000	679,361
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	700,000	740,899
3.700%, 01/12/26	250,000	265,096
3.875%, 03/26/25	1,300,000	1,367,666
3.878%, 3M LIBOR + 1.168%, 01/24/39 (a)	150,000	164,006
3.980%, 3M LIBOR + 1.338%, 03/20/30 (a)	1,700,000	1,853,330
4.300%, 11/20/26	750,000	807,016
4.400%, 06/10/25	566,000	608,556
4.450%, 09/29/27	117,000	127,652
4.650%, 07/23/48	500,000	611,926
4.750%, 05/18/46	800,000	932,309
Citizens Financial Group, Inc.
2.375%, 07/28/21	110,000	110,278
4.300%, 12/03/25	193,000	206,393
Commonwealth Bank of Australia
2.000%, 09/06/21 (144A) (d)	500,000	499,543
2.850%, 05/18/26 (144A)	720,000	740,536

BHFTI-177

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Commonwealth Bank of Australia
3.743%, 09/12/39 (144A)	528,000	$524,287
4.500%, 12/09/25 (144A)	352,000	380,136
Cooperative Rabobank UA
3.750%, 07/21/26	513,000	532,275
4.375%, 08/04/25	424,000	457,700
4.625%, 12/01/23 (d)	872,000	937,571
Credit Agricole S.A.
3.750%, 04/24/23 (144A)	250,000	261,305
4.375%, 03/17/25 (144A)	295,000	312,883
Credit Suisse Group AG 4.282%, 01/09/28 (144A)	783,000	841,966
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	970,000	1,019,322
Danske Bank A/S
2.000%, 09/08/21 (144A)	366,000	363,493
2.700%, 03/02/22 (144A)	372,000	373,609
Deutsche Bank AG 4.250%, 10/14/21	900,000	912,984
Discover Bank 4.250%, 03/13/26	1,229,000	1,321,968
Fifth Third Bancorp
3.950%, 03/14/28	400,000	437,911
8.250%, 03/01/38 (d)	200,000	308,659
Goldman Sachs Group, Inc. (The)
2.876%, 3M LIBOR + 0.821%, 10/31/22 (a)	820,000	829,496
3.500%, 11/16/26	1,300,000	1,352,263
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	1,674,000	1,757,461
3.850%, 01/26/27	2,090,000	2,216,855
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	2,000,000	2,181,830
4.411%, 3M LIBOR + 1.430%, 04/23/39 (a) (d)	445,000	502,171
4.800%, 07/08/44	530,000	634,545
HSBC Holdings plc
3.033%, 3M LIBOR + 0.923%, 11/22/23 (a)	473,000	480,007
3.900%, 05/25/26	200,000	212,105
4.250%, 03/14/24	500,000	526,578
4.250%, 08/18/25	300,000	317,055
4.375%, 11/23/26	1,006,000	1,078,803
Huntington Bancshares, Inc. 2.300%, 01/14/22	813,000	817,427
Industrial & Commercial Bank of China, Ltd. 2.452%, 10/20/21	750,000	748,091
ING Groep NV 4.100%, 10/02/23	1,270,000	1,348,231
KeyCorp
4.150%, 10/29/25	275,000	300,969
5.100%, 03/24/21 (d)	896,000	933,369
Lloyds Banking Group plc
2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	300,000	300,595
4.375%, 03/22/28	633,000	687,503
4.450%, 05/08/25	540,000	581,232
4.582%, 12/10/25	400,000	420,153
Macquarie Bank, Ltd. 4.000%, 07/29/25 (144A)	250,000	268,089

Banks—(Continued)
Macquarie Group, Ltd.
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (a)	1,015,000	1,059,934
5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a)	1,820,000	2,084,762
Mitsubishi UFJ Financial Group, Inc.
2.527%, 09/13/23 (d)	250,000	252,116
3.407%, 03/07/24	1,510,000	1,571,162
3.751%, 07/18/39	615,000	662,559
Mizuho Financial Group, Inc. 2.869%, 3M LIBOR + 1.310%, 09/13/30 (a)	539,000	537,104
Morgan Stanley
2.750%, 05/19/22	250,000	253,597
3.125%, 01/23/23	500,000	512,907
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,067,000	1,125,442
3.625%, 01/20/27	1,157,000	1,222,689
3.700%, 10/23/24	500,000	529,695
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	278,000	297,107
3.875%, 04/29/24	700,000	744,757
4.300%, 01/27/45	400,000	463,200
4.457%, 3M LIBOR + 1.431%, 04/22/39 (a)	850,000	989,903
5.000%, 11/24/25	1,269,000	1,421,899
5.500%, 07/28/21	807,000	856,039
National Australia Bank, Ltd. 3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (a)	800,000	821,246
NatWest Markets plc 3.625%, 09/29/22 (144A) (d)	1,155,000	1,185,786
Nordea Bank AB 4.875%, 01/27/20 (144A)	900,000	907,774
PNC Financial Services Group, Inc. (The) 4.375%, 08/11/20	650,000	663,363
Regions Financial Corp.
2.750%, 08/14/22	136,000	138,087
3.800%, 08/14/23	132,000	139,248
Royal Bank of Canada 4.650%, 01/27/26	495,000	546,795
Royal Bank of Scotland Group plc
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a) (d)	480,000	502,008
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	319,066
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	700,000	729,630
Societe Generale S.A.
3.875%, 03/28/24 (144A)	700,000	734,446
4.250%, 04/14/25 (144A)	500,000	522,171
Standard Chartered plc
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a)	1,200,000	1,240,679
4.305%, 3M LIBOR + 1.910%, 05/21/30 (144A) (a) (d)	300,000	322,479
4.866%, 3M LIBOR + 1.970%, 03/15/33 (144A) (a)	300,000	319,963
State Street Corp. 3.700%, 11/20/23	1,000,000	1,063,347
Sumitomo Mitsui Financial Group, Inc.
2.778%, 10/18/22	411,000	417,191
2.784%, 07/12/22	800,000	811,909
2.846%, 01/11/22	900,000	912,312
3.010%, 10/19/26	212,000	217,885
3.040%, 07/16/29 (d)	1,020,000	1,043,148
3.102%, 01/17/23	482,000	494,263

BHFTI-178

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 10/18/19 (144A)	1,000,000	$999,987
SunTrust Banks, Inc. 2.750%, 05/01/23	1,200,000	1,221,320
UBS Group Funding Switzerland AG
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	276,000	279,061
3.491%, 05/23/23 (144A) (d)	762,000	782,245
4.125%, 09/24/25 (144A)	300,000	324,152
Wells Fargo & Co.
3.069%, 01/24/23	2,470,000	2,516,114
3.196%, 3M LIBOR + 1.170%, 06/17/27 (a)	1,085,000	1,121,066
4.100%, 06/03/26	1,291,000	1,383,784
4.650%, 11/04/44	595,000	687,959
5.375%, 11/02/43	1,005,000	1,269,094
Westpac Banking Corp.
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,110,203
4.421%, 07/24/39	450,000	494,524

		104,075,909

Beverages—0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,685,000	1,948,772
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	185,000	211,191
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	1,300,000	1,455,741
4.439%, 10/06/48	950,000	1,072,673
4.750%, 01/23/29	470,000	547,318
4.750%, 04/15/58	775,000	902,415
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	772,798
Coca-Cola Femsa S.A.B. de C.V. 3.875%, 11/26/23	200,000	211,360
Constellation Brands, Inc.
4.400%, 11/15/25	300,000	331,727
5.250%, 11/15/48	180,000	225,512
Keurig Dr Pepper, Inc.
3.430%, 06/15/27	175,000	181,164
4.417%, 05/25/25	268,000	292,717
4.985%, 05/25/38	387,000	450,129

		8,603,517

Biotechnology—0.1%
Baxalta, Inc. 5.250%, 06/23/45	27,000	34,933
Celgene Corp.
4.550%, 02/20/48	550,000	656,201
5.700%, 10/15/40	165,000	215,926
Gilead Sciences, Inc. 3.250%, 09/01/22	630,000	651,977

		1,559,037

Building Materials—0.1%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	221,074
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	508,074
Masco Corp. 6.500%, 08/15/32	720,000	883,010

		1,612,158

Chemicals—0.3%
Albemarle Corp. 5.450%, 12/01/44	350,000	397,467
Dow Chemical Co. (The) 8.850%, 09/15/21	640,000	705,860
DuPont de Nemours, Inc.
4.493%, 11/15/25	800,000	883,691
5.319%, 11/15/38	395,000	482,205
International Flavors & Fragrances, Inc. 5.000%, 09/26/48	404,000	461,349
Mosaic Co. (The) 5.625%, 11/15/43	300,000	332,755
Nutrien, Ltd.
3.000%, 04/01/25 (d)	200,000	203,264
3.375%, 03/15/25	87,000	90,147
4.125%, 03/15/35 (d)	620,000	646,989
Sherwin-Williams Co. (The) 3.125%, 06/01/24	247,000	255,159

		4,458,886

Commercial Services—0.2%
ERAC USA Finance LLC
3.850%, 11/15/24 (144A)	925,000	983,697
7.000%, 10/15/37 (144A)	500,000	712,282
Global Payments, Inc. 4.150%, 08/15/49	615,000	644,854
President & Fellows of Harvard College 3.300%, 07/15/56	714,000	782,542

		3,123,375

Computers—0.8%
Apple, Inc.
2.450%, 08/04/26	519,000	526,752
2.750%, 01/13/25	600,000	620,946
2.850%, 05/11/24	1,123,000	1,165,216
2.900%, 09/12/27	836,000	871,252
3.000%, 06/20/27	675,000	709,897
3.200%, 05/11/27	514,000	545,185
3.350%, 02/09/27	1,207,000	1,291,583
3.750%, 09/12/47	1,200,000	1,336,504
3.750%, 11/13/47	200,000	223,902
3.850%, 08/04/46	362,000	408,352
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	577,000	650,676
DXC Technology Co. 4.250%, 04/15/24	310,000	325,166

BHFTI-179

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
International Business Machines Corp.
3.300%, 05/15/26	1,275,000	$1,345,527
3.500%, 05/15/29	2,370,000	2,544,558
6.500%, 01/15/28	300,000	384,858

		12,950,374

Cosmetics/Personal Care—0.0%
Unilever Capital Corp. 3.375%, 03/22/25	310,000	328,557

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	223,162

Diversified Financial Services—1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23	468,000	477,274
3.500%, 01/15/25	600,000	612,367
4.450%, 04/03/26	650,000	694,615
Air Lease Corp.
3.250%, 03/01/25	484,000	492,306
3.250%, 10/01/29	1,065,000	1,047,726
Aircastle, Ltd. 4.400%, 09/25/23	400,000	420,447
American Express Co. 3.400%, 02/27/23	600,000	623,061
Ameriprise Financial, Inc. 2.875%, 09/15/26	238,000	243,489
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	480,000	479,902
3.500%, 10/10/24 (144A)	385,000	395,041
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	375,846
4.700%, 09/20/47	409,000	448,595
4.850%, 03/29/29	1,057,000	1,196,528
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	618,335
CME Group, Inc. 3.000%, 03/15/25	440,000	460,886
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	439,000	446,009
GE Capital International Funding Co.
2.342%, 11/15/20	3,696,000	3,687,003
4.418%, 11/15/35	2,726,000	2,859,331
Invesco Finance plc 4.000%, 01/30/24	500,000	531,206
Jefferies Group LLC 5.125%, 01/20/23	300,000	322,864
ORIX Corp. 2.900%, 07/18/22	362,000	368,105
Private Export Funding Corp.
2.800%, 05/15/22	1,000,000	1,027,218
3.550%, 01/15/24	7,383,000	7,931,535

Diversified Financial Services—(Continued)
Synchrony Financial 3.700%, 08/04/26	250,000	255,204

		26,014,893

Electric—2.0%
AEP Transmission Co. LLC 3.150%, 09/15/49	225,000	221,061
Alabama Power Co. 3.550%, 12/01/23	461,000	487,302
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,849,577
Berkshire Hathaway Energy Co. 6.125%, 04/01/36	325,000	450,227
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	1,012,025
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	250,000	284,559
CMS Energy Corp. 3.875%, 03/01/24	170,000	179,196
Consumers Energy Co. 4.350%, 08/31/64	191,000	225,955
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	572,878
Dominion Energy, Inc.
2.750%, 09/15/22	232,000	234,360
2.850%, 08/15/26	183,000	184,621
DTE Electric Co. 5.700%, 10/01/37	300,000	394,510
Duke Energy Carolinas LLC 6.000%, 01/15/38	600,000	826,862
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	376,273
Duke Energy Progress LLC
4.100%, 03/15/43	200,000	225,858
4.375%, 03/30/44	247,000	291,615
5.700%, 04/01/35	360,000	457,980
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	1,050,000	1,071,649
Edison International 5.750%, 06/15/27	400,000	449,564
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	476,248
3.625%, 05/25/27 (144A)	480,000	498,171
4.625%, 09/14/25 (144A)	265,000	289,477
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	783,670
Entergy Corp. 2.950%, 09/01/26	194,000	197,037
Entergy Louisiana LLC
2.400%, 10/01/26	414,000	413,679
3.050%, 06/01/31	195,000	202,141
Exelon Corp. 3.497%, 06/01/22	600,000	615,695
Exelon Generation Co. LLC
3.400%, 03/15/22	643,000	659,347
6.250%, 10/01/39	160,000	202,340

BHFTI-180

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
FirstEnergy Corp. 4.850%, 07/15/47	289,000	$343,472
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,647,448
Fortis, Inc. 3.055%, 10/04/26	929,000	944,202
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	340,986
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	260,004
Kansas City Power & Light Co. 5.300%, 10/01/41	315,000	407,882
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	440,217
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	374,904
Nevada Power Co.
5.375%, 09/15/40	223,000	277,634
6.650%, 04/01/36	360,000	506,105
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	303,686
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	451,220
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	427,160
Niagara Mohawk Power Corp. 3.508%, 10/01/24 (144A)	305,000	321,763
Northern States Power Co.
6.250%, 06/01/36	200,000	279,240
6.500%, 03/01/28	628,000	794,864
NRG Energy, Inc. 4.450%, 06/15/29 (144A)	360,000	375,160
PacifiCorp 3.600%, 04/01/24	315,000	333,359
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	116,493
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	301,592
Progress Energy, Inc. 7.000%, 10/30/31	200,000	275,735
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	403,006
Public Service Co. of Oklahoma 6.625%, 11/15/37	600,000	837,222
Sempra Energy 4.050%, 12/01/23	1,054,000	1,115,727
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	578,995
Southern California Edison Co.
3.650%, 03/01/28	500,000	535,118
5.550%, 01/15/36	500,000	600,916
Southern Power Co. 5.150%, 09/15/41	400,000	456,555
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	295,209

Electric—(Continued)
Tampa Electric Co. 4.450%, 06/15/49	500,000	603,960
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	545,394
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	227,040
Virginia Electric & Power Co.
2.750%, 03/15/23	400,000	408,355
4.450%, 02/15/44	126,000	148,072
6.000%, 05/15/37	685,000	914,952

		31,327,524

Electronics—0.1%
Arrow Electronics, Inc.
3.250%, 09/08/24	439,000	446,279
3.875%, 01/12/28	376,000	385,519

		831,798

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	200,000	198,380

Environmental Control—0.0%
Waste Management, Inc. 3.450%, 06/15/29	325,000	350,532

Food—0.4%
Campbell Soup Co. 3.950%, 03/15/25	200,000	212,043
Conagra Brands, Inc.
4.600%, 11/01/25	300,000	329,957
5.300%, 11/01/38	600,000	698,863
General Mills, Inc.
4.000%, 04/17/25	535,000	576,537
4.550%, 04/17/38	130,000	148,798
Kraft Heinz Foods Co. 5.000%, 07/15/35	1,800,000	1,920,202
Kroger Co. (The) 8.000%, 09/15/29	610,000	821,265
McCormick & Co., Inc. 3.400%, 08/15/27	200,000	209,692
Smithfield Foods, Inc. 5.200%, 04/01/29 (144A)	1,100,000	1,212,717
Tyson Foods, Inc. 3.950%, 08/15/24	456,000	488,402

		6,618,476

Forest Products & Paper—0.1%
International Paper Co.
3.000%, 02/15/27 (d)	429,000	436,587
7.300%, 11/15/39	350,000	474,298
8.700%, 06/15/38	250,000	368,303

		1,279,188

BHFTI-181

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—0.4%
Atmos Energy Corp. 4.150%, 01/15/43	460,000	$520,483
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	581,575
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	348,836
NiSource, Inc.
2.950%, 09/01/29	465,000	467,637
6.250%, 12/15/40	510,000	672,757
Southern Co. Gas Capital Corp.
3.500%, 09/15/21	1,000,000	1,021,323
3.950%, 10/01/46	212,000	222,711
4.400%, 06/01/43	375,000	419,414
6.000%, 10/01/34	1,000,000	1,299,925
Southwest Gas Corp. 3.800%, 09/29/46	332,000	353,380

		5,908,041

Healthcare-Products—0.3%
Abbott Laboratories
3.875%, 09/15/25	300,000	326,292
4.900%, 11/30/46	585,000	754,770
Becton Dickinson & Co. 3.734%, 12/15/24	85,000	89,950
Boston Scientific Corp.
3.750%, 03/01/26	600,000	641,520
4.700%, 03/01/49	575,000	704,074
Covidien International Finance S.A. 2.950%, 06/15/23	377,000	389,358
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	286,000	294,638
4.150%, 02/01/24	515,000	552,928
Zimmer Biomet Holdings, Inc. 3.700%, 03/19/23	233,000	242,785

		3,996,315

Healthcare-Services—0.4%
Aetna, Inc. 6.625%, 06/15/36	297,000	385,919
Anthem, Inc.
3.500%, 08/15/24	1,035,000	1,084,880
4.101%, 03/01/28	460,000	496,934
4.650%, 08/15/44	324,000	360,679
HCA, Inc.
5.125%, 06/15/39	565,000	617,901
5.250%, 06/15/26	900,000	1,002,327
Laboratory Corp. of America Holdings 3.200%, 02/01/22	447,000	456,093
Magellan Health, Inc. 4.900%, 09/22/24	959,000	957,801
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	211,339
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	147,314

Healthcare-Services—(Continued)
Texas Health Resources 4.330%, 11/15/55	250,000	313,717
UnitedHealth Group, Inc. 4.625%, 07/15/35	320,000	387,842

		6,422,746

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,150,225

Insurance—1.4%
AIA Group, Ltd.
3.600%, 04/09/29 (144A)	495,000	528,652
3.900%, 04/06/28 (144A)	415,000	450,909
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	500,000	692,137
American Financial Group, Inc. 3.500%, 08/15/26	750,000	770,456
American International Group, Inc.
4.125%, 02/15/24	868,000	928,942
4.200%, 04/01/28 (d)	400,000	436,258
Aon plc 3.500%, 06/14/24	485,000	511,653
Assurant, Inc. 4.200%, 09/27/23	605,000	632,865
Athene Global Funding
2.750%, 06/25/24 (144A)	890,000	896,215
4.000%, 01/25/22 (144A)	368,000	381,918
Athene Holding, Ltd. 4.125%, 01/12/28	287,000	295,138
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	831,000	979,788
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 3M LIBOR + 3.660%, 12/29/49 (144A) (a)	759,000	785,565
Globe Life, Inc. 4.550%, 09/15/28	555,000	620,951
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A)	156,000	197,539
Harborwalk Funding Trust 5.077%, 3M LIBOR + 3.191%, 02/15/69 (144A) (a)	1,100,000	1,326,930
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	400,000	444,352
Jackson National Life Global Funding
3.050%, 04/29/26 (144A)	300,000	310,446
3.250%, 01/30/24 (144A)	460,000	478,394
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	999,603
Lincoln National Corp.
3.050%, 01/15/30	500,000	498,241
4.200%, 03/15/22	350,000	366,559
6.250%, 02/15/20	800,000	811,074
Manulife Financial Corp. 4.061%, 5 Y USD ICE Swap + 1.647%, 02/24/32 (a)	500,000	520,693
Marsh & McLennan Cos., Inc. 2.350%, 03/06/20	453,000	453,196

BHFTI-182

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Massachusetts Mutual Life Insurance Co. 7.625%, 11/15/23 (144A)	550,000	$633,808
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	506,756
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	625,000	734,841
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	750,000	776,733
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (a)	200,000	211,586
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	258,077
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, (a) (d)	430,000	443,975
Protective Life Global Funding 1.999%, 09/14/21 (144A)	750,000	745,786
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	600,000	630,527
Voya Financial, Inc.
3.125%, 07/15/24	500,000	516,245
3.650%, 06/15/26	150,000	157,933

		20,934,741

Iron/Steel—0.0%
Nucor Corp. 6.400%, 12/01/37	250,000	344,435

Machinery-Diversified—0.1%
Deere & Co. 8.100%, 05/15/30	400,000	588,186
John Deere Capital Corp. 2.250%, 09/14/26	325,000	324,556
Nvent Finance Sarl 4.550%, 04/15/28	562,000	587,057
Roper Technologies, Inc. 3.000%, 12/15/20	125,000	126,101
Xylem, Inc. 3.250%, 11/01/26	118,000	121,682

		1,747,582

Media—1.0%
CBS Corp.
3.700%, 08/15/24	474,000	495,858
4.850%, 07/01/42	255,000	283,290
5.900%, 10/15/40	125,000	153,162
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.834%, 10/23/55	400,000	505,724
Comcast Corp.
3.900%, 03/01/38	591,000	654,247
4.200%, 08/15/34	556,000	636,514
4.250%, 01/15/33	1,880,000	2,164,752
4.600%, 10/15/38	880,000	1,054,473
4.950%, 10/15/58	1,105,000	1,417,676

Media—(Continued)
COX Communications, Inc.
3.250%, 12/15/22 (144A)	1,010,000	1,035,990
4.800%, 02/01/35 (144A)	1,100,000	1,196,455
Discovery Communications LLC
3.300%, 05/15/22	625,000	639,768
3.950%, 03/20/28	315,000	328,260
Fox Corp. 4.709%, 01/25/29 (144A)	460,000	525,067
Grupo Televisa S.A.B. 6.125%, 01/31/46 (d)	200,000	243,854
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,058,784
Time Warner Cable LLC 5.500%, 09/01/41	1,000,000	1,077,712
Viacom, Inc.
3.875%, 04/01/24	237,000	249,414
6.875%, 04/30/36	500,000	641,886
Walt Disney Co. (The) 6.550%, 03/15/33 (144A)	370,000	525,104

		14,887,990

Mining—0.0%
Anglo American Capital plc 4.000%, 09/11/27 (144A)	300,000	310,244
Barrick Gold Corp. 6.450%, 10/15/35	300,000	387,557

		697,801

Miscellaneous Manufacturing—0.2%
General Electric Co.
4.375%, 09/16/20	1,060,000	1,078,298
5.500%, 01/08/20	616,000	620,783
5.550%, 01/05/26	393,000	444,511
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	320,000	320,579
Parker-Hannifin Corp.
4.100%, 03/01/47	250,000	278,779
4.450%, 11/21/44	333,000	386,122
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	521,711

		3,650,783

Oil & Gas—1.3%
Apache Corp. 5.100%, 09/01/40	350,000	348,984
BP Capital Markets America, Inc.
3.017%, 01/16/27	655,000	677,331
3.224%, 04/14/24	1,000,000	1,041,513
BP Capital Markets plc 3.814%, 02/10/24	650,000	692,506
Canadian Natural Resources, Ltd.
3.900%, 02/01/25	512,000	540,267
6.450%, 06/30/33	200,000	258,001
Cenovus Energy, Inc. 6.750%, 11/15/39	570,000	697,233

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Chevron Corp. 2.895%, 03/03/24	537,000	$557,561
CNOOC Finance 2015 Australia Pty, Ltd. 2.625%, 05/05/20	393,000	393,389
Ecopetrol S.A. 4.125%, 01/16/25	433,000	456,967
Encana Corp. 7.200%, 11/01/31	400,000	509,318
Eni S.p.A. 4.000%, 09/12/23 (144A)	385,000	407,604
EQT Corp. 3.900%, 10/01/27 (d)	200,000	173,401
Exxon Mobil Corp.
2.995%, 08/16/39	690,000	692,490
3.095%, 08/16/49	860,000	865,517
Marathon Petroleum Corp. 3.625%, 09/15/24	371,000	388,236
Noble Energy, Inc.
5.050%, 11/15/44	450,000	491,172
6.000%, 03/01/41	360,000	434,860
Occidental Petroleum Corp.
3.500%, 08/15/29	935,000	949,345
4.200%, 03/15/48	300,000	297,567
7.150%, 05/15/28	949,000	1,178,544
7.500%, 05/01/31	805,000	1,054,619
Petro-Canada
5.950%, 05/15/35	210,000	268,763
7.875%, 06/15/26	544,000	695,223
9.250%, 10/15/21	243,000	275,850
Petroleos Mexicanos
6.500%, 03/13/27	1,300,000	1,353,300
6.750%, 09/21/47	716,000	687,217
7.690%, 01/23/50 (144A)	834,000	869,695
Phillips 66 3.900%, 03/15/28	200,000	215,650
Shell International Finance B.V. 4.125%, 05/11/35	400,000	461,109
Suncor Energy, Inc. 5.950%, 12/01/34 (d)	668,000	871,826
Total Capital International S.A.
3.461%, 07/12/49	660,000	698,528
3.700%, 01/15/24	654,000	697,531
Valero Energy Corp. 7.500%, 04/15/32	180,000	245,288

		20,446,405

Oil & Gas Services—0.1%
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	360,000	412,582
Halliburton Co.
4.850%, 11/15/35	270,000	299,700
6.750%, 02/01/27	200,000	246,551
7.450%, 09/15/39	200,000	285,002
8.750%, 02/15/21	350,000	380,581

Oil & Gas Services—(Continued)
Schlumberger Investment S.A. 3.300%, 09/14/21 (144A)	650,000	662,115

		2,286,531

Packaging & Containers—0.0%
WRKCo, Inc. 3.750%, 03/15/25	300,000	315,837

Pharmaceuticals—1.2%
AbbVie, Inc.
4.400%, 11/06/42	600,000	619,179
4.450%, 05/14/46	220,000	228,023
Allergan Funding SCS
3.450%, 03/15/22	500,000	512,450
3.850%, 06/15/24	1,038,000	1,095,357
Allergan, Inc. 2.800%, 03/15/23	172,000	173,595
AstraZeneca plc 6.450%, 09/15/37	350,000	494,470
Bristol-Myers Squibb Co.
3.200%, 06/15/26 (144A)	784,000	821,969
3.400%, 07/26/29 (144A)	846,000	904,557
4.125%, 06/15/39 (144A)	527,000	597,562
CVS Health Corp.
3.250%, 08/15/29	690,000	693,777
4.300%, 03/25/28	813,000	879,351
4.780%, 03/25/38	1,610,000	1,774,867
5.050%, 03/25/48	670,000	761,946
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	748,372	811,468
5.773%, 01/10/33 (144A)	733,855	838,037
6.204%, 10/10/25 (144A)	513,318	554,888
8.353%, 07/10/31 (144A)	147,540	188,993
Eli Lilly & Co. 4.150%, 03/15/59	590,000	694,790
Express Scripts Holding Co. 4.800%, 07/15/46	156,000	174,746
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	97,396
Merck & Co., Inc. 3.700%, 02/10/45	60,000	67,929
Mylan, Inc. 4.550%, 04/15/28	350,000	372,835
Novartis Capital Corp. 3.000%, 11/20/25	863,000	908,481
Pfizer, Inc.
3.000%, 12/15/26 (d)	450,000	474,235
3.900%, 03/15/39	1,080,000	1,209,126
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	445,000	453,931
3.200%, 09/23/26	2,100,000	2,167,169

		18,571,127

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—1.0%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	$260,709
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	700,000	741,317
4.250%, 07/15/27 (144A)	687,000	738,825
Buckeye Partners L.P.
3.950%, 12/01/26	79,000	69,567
5.850%, 11/15/43	575,000	487,096
Enable Midstream Partners L.P.
4.150%, 09/15/29	443,000	426,365
4.950%, 05/15/28	290,000	301,251
Enbridge, Inc.
3.700%, 07/15/27 (d)	200,000	211,350
4.500%, 06/10/44	350,000	383,968
6.250%, 3M LIBOR + 3.641%, 03/01/78 (a)	200,000	211,977
Energy Transfer Operating L.P. 6.050%, 06/01/41	1,167,000	1,334,109
EnLink Midstream Partners L.P.
4.150%, 06/01/25	200,000	185,500
5.600%, 04/01/44	201,000	164,317
Enterprise Products Operating LLC
3.900%, 02/15/24	662,000	704,254
4.200%, 01/31/50	390,000	417,024
4.950%, 10/15/54	179,000	208,364
5.100%, 02/15/45	200,000	235,607
Gulf South Pipeline Co. L.P. 4.000%, 06/15/22	200,000	204,879
Kinder Morgan, Inc.
4.300%, 03/01/28	500,000	543,408
5.200%, 03/01/48 (d)	250,000	288,075
Magellan Midstream Partners L.P. 4.200%, 12/01/42 (d)	269,000	269,061
MPLX L.P.
4.125%, 03/01/27	373,000	393,577
4.500%, 04/15/38	814,000	844,187
5.250%, 01/15/25 (144A)	375,000	395,812
ONEOK Partners L.P. 6.650%, 10/01/36	950,000	1,183,724
ONEOK, Inc. 3.400%, 09/01/29	245,000	242,471
Phillips 66 Partners L.P.
3.150%, 12/15/29	330,000	324,745
3.550%, 10/01/26	100,000	103,142
4.900%, 10/01/46	200,000	224,735
Plains All American Pipeline L.P. / PAA Finance Corp. 3.600%, 11/01/24	900,000	921,552
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	270,317
Sunoco Logistics Partners Operations L.P.
3.900%, 07/15/26	117,000	121,381
4.950%, 01/15/43	394,000	398,937
5.300%, 04/01/44	200,000	210,592
6.100%, 02/15/42	500,000	570,675
TC PipeLines L.P. 3.900%, 05/25/27	100,000	104,277

Pipelines—(Continued)
TransCanada PipeLines, Ltd.
3.750%, 10/16/23	400,000	421,753
4.750%, 05/15/38	300,000	342,697
Williams Cos., Inc. (The) 4.850%, 03/01/48	300,000	321,946
Williams Partners L.P. 3.900%, 01/15/25	100,000	104,783

		15,888,326

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	643,523
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A) (d)	603,000	653,190

		1,296,713

Real Estate Investment Trusts—1.0%
Alexandria Real Estate Equities, Inc.
3.800%, 04/15/26	175,000	186,177
4.000%, 02/01/50	566,000	616,948
American Tower Corp.
2.250%, 01/15/22	500,000	500,565
3.375%, 10/15/26	287,000	298,817
3.500%, 01/31/23	790,000	818,521
3.700%, 10/15/49	665,000	663,078
AvalonBay Communities, Inc. 3.900%, 10/15/46	150,000	168,903
Boston Properties L.P.
3.200%, 01/15/25	380,000	394,197
3.850%, 02/01/23	800,000	839,196
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	500,000	522,917
Crown Castle International Corp. 4.000%, 03/01/27	166,000	179,183
DDR Corp. 4.700%, 06/01/27	226,000	247,548
Digital Realty Trust L.P. 3.700%, 08/15/27	270,000	283,380
ERP Operating L.P. 4.750%, 07/15/20	578,000	585,679
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	401,869
HCP, Inc.
3.500%, 07/15/29	600,000	623,560
3.875%, 08/15/24	1,136,000	1,210,219
Liberty Property L.P.
3.250%, 10/01/26	199,000	204,366
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	476,841
Office Properties Income Trust 4.000%, 07/15/22	627,000	639,002
Realty Income Corp.
3.000%, 01/15/27	200,000	206,118
3.875%, 04/15/25	505,000	542,520
4.650%, 03/15/47	225,000	278,660

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Regency Centers L.P. 2.950%, 09/15/29	560,000	$558,839
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	746,533
Select Income REIT 3.600%, 02/01/20	1,000,000	1,002,228
Senior Housing Properties Trust 4.750%, 02/15/28	500,000	502,647
UDR, Inc.
2.950%, 09/01/26	233,000	236,956
3.000%, 08/15/31	95,000	95,163
3.200%, 01/15/30	625,000	643,815
Ventas Realty L.P.
3.500%, 02/01/25	197,000	206,307
3.850%, 04/01/27	369,000	392,452
Welltower, Inc. 3.100%, 01/15/30	445,000	445,314

		15,718,518

Retail—0.3%
Dollar General Corp. 4.125%, 05/01/28 (d)	485,000	530,447
Home Depot, Inc. (The) 4.200%, 04/01/43	207,000	243,258
Lowe’s Cos., Inc.
3.120%, 04/15/22	300,000	306,816
3.125%, 09/15/24	276,000	286,556
3.650%, 04/05/29 (d)	198,000	211,758
4.550%, 04/05/49	405,000	467,856
McDonald’s Corp.
4.450%, 03/01/47	180,000	206,819
4.700%, 12/09/35	84,000	99,848
6.300%, 10/15/37	152,000	209,707
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	525,826
Walgreens Boots Alliance, Inc. 4.500%, 11/18/34	349,000	371,168
Walmart, Inc. 3.300%, 04/22/24	575,000	607,430

		4,067,489

Semiconductors—0.3%
Analog Devices, Inc.
3.125%, 12/05/23	293,000	301,586
4.500%, 12/05/36	336,000	367,077
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.625%, 01/15/24	1,205,000	1,232,898
3.875%, 01/15/27	600,000	603,101
Broadcom, Inc. 4.750%, 04/15/29 (144A) (d)	1,355,000	1,432,218

		3,936,880

Software—0.5%
Fidelity National Information Services, Inc. 4.750%, 05/15/48	274,000	333,837

Software—(Continued)
Fiserv, Inc.
3.200%, 07/01/26	305,000	315,978
4.400%, 07/01/49	295,000	331,216
Microsoft Corp.
2.400%, 08/08/26	400,000	408,057
3.300%, 02/06/27	502,000	541,144
3.500%, 02/12/35	296,000	327,288
3.950%, 08/08/56	180,000	212,867
4.000%, 02/12/55	310,000	369,735
4.100%, 02/06/37	924,000	1,095,926
4.500%, 02/06/57	810,000	1,056,495
Oracle Corp.
3.800%, 11/15/37	900,000	988,304
3.900%, 05/15/35	230,000	255,502
4.300%, 07/08/34	1,676,000	1,950,236

		8,186,585

Telecommunications—0.9%
AT&T, Inc.
3.950%, 01/15/25	858,000	916,447
4.125%, 02/17/26	570,000	615,638
4.500%, 05/15/35	1,000,000	1,097,685
4.900%, 08/15/37	2,260,000	2,567,876
5.350%, 09/01/40	500,000	586,157
6.350%, 03/15/40	530,000	673,542
6.375%, 03/01/41	300,000	386,544
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	498,000	525,945
Telefonica Emisiones S.A. 4.103%, 03/08/27 (d)	353,000	385,371
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	551,000	559,814
Verizon Communications, Inc.
4.016%, 12/03/29	196,000	217,913
4.125%, 03/16/27	400,000	441,474
4.272%, 01/15/36	280,000	315,349
4.400%, 11/01/34	600,000	683,936
4.672%, 03/15/55	470,000	563,511
4.862%, 08/21/46	780,000	953,717
5.250%, 03/16/37	548,000	681,095
Vodafone Group plc
4.125%, 05/30/25	547,000	591,589
5.250%, 05/30/48	540,000	625,990
6.150%, 02/27/37	500,000	634,412

		14,024,005

Transportation—0.4%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	327,000	347,012
7.950%, 08/15/30	1,185,000	1,736,749
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	932,538
Canadian Pacific Railway Co.
6.125%, 09/15/15	100,000	149,627
7.125%, 10/15/31	872,000	1,233,133

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
CSX Corp.
4.750%, 11/15/48	404,000	$487,442
6.000%, 10/01/36	300,000	387,247
Norfolk Southern Corp.
3.850%, 01/15/24	679,000	723,644
3.942%, 11/01/47	219,000	238,725
Union Pacific Corp. 4.100%, 09/15/67	200,000	211,427

		6,447,544

Trucking & Leasing—0.2%
Aviation Capital Group LLC 3.500%, 11/01/27 (144A)	300,000	299,144
Avolon Holdings Funding, Ltd. 4.375%, 05/01/26 (144A)	540,000	558,306
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.700%, 03/14/23 (144A)	948,000	955,550
4.125%, 08/01/23 (144A)	848,000	897,466

		2,710,466

Total Corporate Bonds & Notes (Cost $374,506,928)		399,723,535

Asset-Backed Securities—13.6%

Asset-Backed - Automobile—5.9%
American Credit Acceptance Receivables Trust
2.910%, 02/13/23 (144A)	186,711	186,791
3.460%, 08/10/22 (144A)	2,133,235	2,137,207
4.260%, 08/12/22 (144A)	680,727	684,677
AmeriCredit Automobile Receivables Trust
1.830%, 12/08/21	750,000	749,101
2.300%, 02/18/22	785,000	784,929
2.690%, 06/19/23	409,000	412,333
2.710%, 08/18/22	421,000	424,244
3.130%, 01/18/23	945,000	959,115
Carnow Auto Receivables Trust 2.920%, 09/15/22 (144A)	152,660	152,656
Carvana Auto Receivables Trust 3.040%, 04/15/25 (144A)	3,815,000	3,821,885
CPS Auto Receivables Trust
2.860%, 06/15/23 (144A)	1,533,000	1,534,886
3.270%, 06/15/22 (144A)	498,098	498,861
3.770%, 08/17/20 (144A)	55,220	55,228
3.790%, 06/15/23 (144A)	564,000	573,699
4.000%, 02/16/21 (144A)	113,355	113,589
4.350%, 11/16/20 (144A)	125,162	125,429
Credit Acceptance Auto Loan Trust
2.560%, 10/15/25 (144A)	341,281	341,416
3.020%, 04/15/26 (144A)	4,025,000	4,045,264
3.040%, 12/15/25 (144A)	524,000	525,960
3.350%, 06/15/26 (144A)	489,000	492,524
3.480%, 02/17/26 (144A)	440,000	441,315

Asset-Backed - Automobile—(Continued)
Drive Auto Receivables Trust
2.750%, 09/15/23	1,043,588	1,044,471
2.840%, 04/15/22	539,218	539,570
2.980%, 01/18/22 (144A)	218,130	218,349
3.530%, 12/15/23 (144A)	4,820,000	4,874,113
3.660%, 11/15/24	3,698,000	3,742,008
3.720%, 09/16/24	3,182,000	3,213,638
3.840%, 03/15/23	2,425,000	2,452,606
4.090%, 06/15/26	1,225,000	1,268,539
4.160%, 05/15/24 (144A)	1,195,000	1,214,251
4.180%, 03/15/24 (144A)	2,076,000	2,107,543
DT Auto Owner Trust
3.030%, 01/17/23 (144A)	367,307	367,495
3.470%, 12/15/23 (144A)	1,715,000	1,724,903
3.550%, 11/15/22 (144A)	1,089,000	1,096,239
3.580%, 05/15/23 (144A)	969,000	976,863
3.770%, 10/17/22 (144A)	849,210	853,615
3.810%, 12/15/23 (144A)	1,211,000	1,227,933
Exeter Automobile Receivables Trust
2.050%, 12/15/21 (144A)	66,064	66,051
2.840%, 08/16/21 (144A)	175,826	175,935
3.640%, 11/15/22 (144A)	1,410,000	1,422,630
3.950%, 12/15/22 (144A)	580,000	586,791
Flagship Credit Auto Trust
2.710%, 11/15/22 (144A)	1,195,000	1,200,125
3.790%, 12/16/24 (144A)	3,855,000	3,973,255
Hertz Vehicle Financing II L.P. 2.960%, 10/25/21 (144A)	575,000	579,002
OneMain Direct Auto Receivables Trust
2.550%, 11/14/23 (144A)	2,400,000	2,402,380
2.820%, 07/15/24 (144A)	4,225,000	4,236,831
Prestige Auto Receivables Trust 3.910%, 11/15/22 (144A)	1,979,000	2,004,765
Santander Drive Auto Receivables Trust 4.670%, 02/15/23 (144A)	4,700,000	4,726,683
Santander Retail Auto Lease Trust 2.930%, 05/20/21 (144A)	2,396,000	2,405,721
Sonoran Auto Receivables Trust
4.750%, 07/15/24	4,777,488	4,883,214
4.750%, 06/15/25	5,014,428	5,123,643
Tricolor Auto Securitization Trust 5.050%, 12/15/20 (144A)	1,189,737	1,199,094
U.S. Auto Funding LLC 5.500%, 07/15/23 (144A)	2,127,171	2,176,134
United Auto Credit Securitization Trust 3.780%, 05/10/23 (144A)	3,140,000	3,164,645
USASF Receivables LLC 5.750%, 09/15/30 (144A)	605,060	603,769
Veros Automobile Receivables Trust 4.050%, 02/15/24 (144A)	4,300,000	4,350,689
Westlake Automobile Receivables Trust
2.460%, 01/18/22 (144A)	123,118	123,122
2.700%, 10/17/22 (144A)	340,117	340,319
4.100%, 06/15/21 (144A)	316,791	317,418

		92,045,461

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—0.2%
Continental Credit Card 4.290%, 01/15/24 (144A) (f)	776,950	$779,524
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	2,635,000	2,693,354

		3,472,878

Asset-Backed - Other—7.4%
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,149,047	1,195,334
3.678%, 12/17/36 (144A)	91,518	95,976
4.201%, 12/17/36 (144A)	400,000	424,055
4.290%, 10/17/36 (144A)	300,000	318,729
4.596%, 12/17/36 (144A)	250,000	269,140
5.036%, 10/17/52 (144A)	1,900,000	2,078,186
5.639%, 04/17/52 (144A)	500,000	545,829
6.231%, 10/17/36 (144A)	650,000	723,623
6.418%, 12/17/36 (144A)	300,000	337,654
American Tower Trust I 3.070%, 03/15/48 (144A)	920,000	934,825
AXIS Equipment Finance Receivables LLC 2.210%, 11/20/21 (144A)	53,733	53,723
Business Jet Securities LLC
4.212%, 07/15/34	3,570,929	3,664,477
4.335%, 02/15/33 (144A)	4,232,867	4,274,308
4.447%, 06/15/33 (144A)	2,578,238	2,623,742
Camillo 5.000%, 12/05/23 (g) (h)	3,467,397	3,459,803
Colony American Finance, Ltd. 2.554%, 11/15/48 (144A)	690,720	690,906
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) (a) (f) (g) (h)	1,078,519	55,112
COOF Securitization Trust, Ltd. 2.997%, 06/25/40 (144A)	932,496	85,292
CoreVest American Finance Trust 3.880%, 03/15/52 (144A)	2,470,000	2,614,728
CSMA 2.000%, 04/25/23	3,888,910	3,888,521
Diamond Resorts Owner Trust
3.270%, 10/22/29 (144A)	871,485	880,043
3.700%, 01/21/31 (144A)	1,864,945	1,901,962
DT Asset Trust 5.840%, 12/16/22	2,000,000	2,000,723
Engs Commercial Finance Trust 2.630%, 02/22/22 (144A)	153,004	153,064
Fort Credit LLC 5.597%, 11/16/35 (144A) (a) (f)	5,900,000	5,940,734
Foundation Finance Trust 3.860%, 11/15/34 (144A)	1,840,652	1,865,411
Freedom Financial Network LLC
3.610%, 07/18/24 (144A)	815,068	818,856
3.990%, 10/20/25 (144A)	2,115,768	2,131,256
FTF Funding II LLC 5.500%, 08/15/20	3,345,600	3,345,966
GMAT Trust 6.967%, 11/25/43 (144A) (i)	11,735	11,743

Asset-Backed - Other—(Continued)
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	249,723	249,779
Goodgreen Trust
3.260%, 10/15/53 (144A)	2,368,989	2,419,906
3.740%, 10/15/52 (144A)	504,496	525,042
5.000%, 10/20/51	4,294,902	4,248,143
HERO Funding Trust
3.080%, 09/20/42 (144A)	581,555	590,979
3.950%, 09/20/48 (144A)	2,040,760	2,134,491
4.460%, 09/20/47 (144A)	1,570,211	1,654,282
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	660,657	662,341
Kabbage Funding LLC 3.825%, 03/15/24 (144A)	5,285,000	5,342,731
KGS-Alpha SBA COOF Trust
0.624%, 05/25/39 (144A) (b)	3,681,140	57,632
1.059%, 08/25/38 (144A) (a) (b)	3,131,337	73,207
1.765%, 03/25/39 (144A) (a) (b)	3,123,387	132,963
2.931%, 04/25/40 (144A) (a) (b)	788,499	64,274
LV Tower 52 Issuer LLC
5.750%, 07/15/19 (144A) (f)	1,711,236	1,727,476
7.750%, 07/15/19 (144A)	887,990	896,417
Marlette Funding Trust 2.610%, 03/15/28 (144A)	169,647	169,675
OnDeck Asset Securitization Trust LLC 3.500%, 04/18/22 (144A)	526,000	528,218
OneMain Financial Issuance Trust
3.660%, 02/20/29 (144A)	579,538	581,543
6.000%, 02/20/29 (144A)	1,000,000	1,022,595
Oportun Funding IV LLC 3.230%, 06/08/23 (144A)	1,187,000	1,186,755
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	4,465,000	4,533,283
Oportun Funding LLC 3.970%, 06/08/23 (144A) (a)	2,500,000	2,501,509
Oportun Funding VII LLC 3.220%, 10/10/23 (144A)	988,000	990,260
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	6,506,000	6,669,038
Pretium Mortgage Credit Partners LLC 4.826%, 09/25/58 (144A) (i)	1,868,798	1,879,010
Progress Residential Trust 4.656%, 08/17/35 (144A)	2,568,000	2,647,333
Purchasing Power Funding LLC 3.340%, 08/15/22 (144A)	5,950,000	5,959,682
Renew Financial 3.670%, 09/20/52 (144A)	637,486	661,455
Rice Park Financing Trust 4.625%, 10/31/41 (144A) (f)	2,305,456	2,328,166
SoFi Consumer Loan Program LLC 3.090%, 10/27/25 (144A)	188,033	188,518
SOL S.p.A. 4.160%, 02/09/30	1,763,213	1,790,791
SPS Servicer Advance Receivables Trust 3.960%, 10/17/50 (144A)	1,600,000	1,622,109

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Tricon American Homes Trust 2.589%, 11/17/33 (144A)	1,190,100	$1,188,276
Upgrade Receivables Trust 3.760%, 11/15/24 (144A)	573,716	575,555
Vericrest Opportunity Loan Trust LLC 3.260%, 01/27/23	461,524	459,422
VM DEBT LLC 7.500%, 06/15/24	2,400,000	2,400,000
VOLT LXIV LLC 3.375%, 10/25/47 (144A) (i)	2,095,767	2,098,969
VOLT LXIX LLC 4.213%, 08/25/48 (144A) (i)	1,455,610	1,459,391
VOLT LXX LLC 4.115%, 09/25/48 (144A) (i)	1,555,081	1,559,589
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	1,333,878	1,378,949

		114,543,475

Asset-Backed - Student Loan—0.1%
Academic Loan Funding Trust 3.066%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	802,844	798,406

Total Asset-Backed Securities (Cost $209,735,779)		210,860,220

Mortgage-Backed Securities—4.6%

Collateralized Mortgage Obligations—2.7%
ACRE TL 6.196%, 12/15/20	3,800,000	3,800,000
Banc of America Funding Trust 4.836%, 05/20/34 (a)	475,103	492,665
Bear Stearns ALT-A Trust 2.658%, 1M LIBOR + 0.640%, 07/25/34 (a)	491,092	491,988
Global Mortgage Securitization, Ltd. 2.338%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	323,345	305,176
HarborView Mortgage Loan Trust 4.677%, 05/19/34 (a)	664,722	688,024
Headlands Residential LLC
3.875%, 08/25/22 (144A) (i)	3,600,000	3,608,708
3.967%, 06/25/24 (144A) (i)	3,100,000	3,115,880
4.250%, 06/25/23 (144A) (i)	4,450,000	4,476,023
Impac CMB Trust 2.758%, 1M LIBOR + 0.740%, 11/25/34 (a)	2,019,145	2,052,470
JPMorgan Mortgage Trust 4.702%, 08/25/34 (a)	118,713	123,770
MASTR Asset Securitization Trust 5.500%, 12/25/33	341,425	348,548
Merrill Lynch Mortgage Investors Trust
2.478%, 1M LIBOR + 0.460%, 04/25/29 (a)	317,259	316,456
2.518%, 1M LIBOR + 0.500%, 05/25/29 (a)	996,454	990,931
2.638%, 1M LIBOR + 0.620%, 10/25/28 (a)	396,095	399,252
2.658%, 1M LIBOR + 0.640%, 10/25/28 (a)	712,026	713,252
3.240%, 6M LIBOR + 0.680%, 01/25/29 (a)	492,541	498,259

Collateralized Mortgage Obligations—(Continued)
Seasoned Credit Risk Transfer Trust
3.500%, 07/25/58	5,126,734	5,381,271
3.500%, 10/25/58	1,348,026	1,453,521
Sequoia Mortgage Trust
2.644%, 1M LIBOR + 0.600%, 12/20/34 (a)	919,284	921,984
2.684%, 1M LIBOR + 0.640%, 01/20/34 (a)	498,694	499,302
2.704%, 1M LIBOR + 0.660%, 07/20/33 (a)	747,556	753,953
2.724%, 1M LIBOR + 0.680%, 10/20/34 (a)	969,377	958,645
2.804%, 1M LIBOR + 0.760%, 04/20/33 (a)	536,225	530,804
Structured Asset Mortgage Investments Trust 2.957%, 1M LIBOR + 0.900%, 05/19/33 (a)	904,284	916,867
Structured Asset Mortgage Investments Trust II
2.757%, 1M LIBOR + 0.700%, 01/19/34 (a)	904,784	895,121
2.757%, 1M LIBOR + 0.700%, 03/19/34 (a)	925,948	918,914
Structured Asset Securities Corp. Mortgage Loan Trust 2.618%, 1M LIBOR + 0.600%, 10/25/27 (a)	173,517	172,918
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.235%, 11/25/33 (a)	448,984	456,175
Thornburg Mortgage Securities Trust
2.658%, 1M LIBOR + 0.640%, 09/25/43 (a)	480,793	486,377
4.168%, 12/25/44 (a)	710,831	726,584
4.583%, 04/25/45 (a)	1,312,368	1,318,370
Toorak Mortgage Corp. 3.721%, 09/25/22 (i)	2,107,000	2,110,005
Wells Fargo Mortgage-Backed Securities Trust 4.978%, 03/25/35 (a)	747,771	779,070

		41,701,283

Commercial Mortgage-Backed Securities—1.9%
Arivo Funding, LLC 5.165%, 10/31/19	3,198,371	3,198,371
BAMLL Commercial Mortgage Securities Trust 4.354%, 08/15/46 (144A) (a)	1,200,000	1,304,316
BB-UBS Trust
2.892%, 06/05/30 (144A)	240,000	239,849
3.430%, 11/05/36 (144A)	2,950,000	3,105,579
BXMT, Ltd.
3.975%, 1M LIBOR + 1.950%, 06/15/35 (144A) (a)	2,200,000	2,192,300
4.725%, 1M LIBOR + 2.700%, 06/15/35 (144A) (a)	1,860,000	1,860,000
Commercial Mortgage Trust
0.249%, 07/10/45 (144A) (a) (b)	119,969,510	993,720
3.942%, 04/10/33 (144A) (a)	1,450,000	1,589,326
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	996,142
GS Mortgage Securities Corp. II 2.706%, 12/10/27 (144A)	231,158	231,106
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	3,129,488
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	850,873
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	544,098
RR Trust Zero Coupon, 04/26/48 (144A) (c) (f)	8,830,000	6,859,126

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	$1,432,481
Wells Fargo Commercial Mortgage Trust
2.800%, 03/18/28 (144A) (a)	1,000,000	999,545
2.819%, 08/15/50	22,090	22,069
WF-RBS Commercial Mortgage Trust 4.403%, 03/15/45 (144A) (a)	300,000	303,313

		29,851,702

Total Mortgage-Backed Securities (Cost $69,392,456)		71,552,985

Foreign Government—1.1%

Sovereign—1.1%
Colombia Government International Bonds
4.000%, 02/26/24	923,000	972,842
5.000%, 06/15/45	749,000	877,461
5.625%, 02/26/44	200,000	250,002
7.375%, 09/18/37	200,000	284,752
Israel Government AID Bonds
Zero Coupon, 11/01/24	8,960,000	8,120,953
Zero Coupon, 08/15/25	2,500,000	2,223,851
Mexico Government International Bonds
3.600%, 01/30/25	537,000	557,674
4.125%, 01/21/26	189,000	200,342
4.350%, 01/15/47	228,000	235,389
4.600%, 01/23/46	959,000	1,021,230
4.600%, 02/10/48	200,000	213,752
5.750%, 10/12/10	500,000	574,380
Panama Government International Bond 4.500%, 04/16/50 (e)	350,000	414,754
Republic of South Africa Government Bond 5.875%, 09/16/25	384,000	418,245

Total Foreign Government (Cost $15,637,448)		16,365,627

Short-Term Investment—2.7%

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $41,547,287; collateralized by U.S. Treasury Notes with rates ranging from 2.375% - 2.500%, maturity dates ranging from 01/15/22 - 03/15/22, and an aggregate market value of $42,379,688.	41,546,363	41,546,363

Total Short-Term Investments (Cost $41,546,363)		41,546,363

Securities Lending Reinvestments (j)—2.7%
Security Description	Principal Amount*	Value

Certificates of Deposit—0.8%
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (a)	1,000,000	999,921
Bank of Montreal (Chicago) 2.150%, 1M LIBOR + 0.100%, 10/11/19 (a)	3,000,000	2,999,946
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (a)	1,000,000	999,302
Canadian Imperial Bank of Commerce 2.180%, FEDEFF PRV + 0.350%, 08/06/20 (a)	1,000,000	1,000,005
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (a)	1,000,000	1,000,143
DZ Bank AG Zero Coupon, 10/18/19	1,987,960	1,997,900
Standard Chartered Bank 2.180%, FEDEFF PRV + 0.350%, 02/26/20 (a)	1,500,000	1,499,992
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (a)	2,000,000	1,999,993

		12,497,202

Commercial Paper—0.1%
Industrial & Commercial Bank of China, Corp. 2.470%, 10/25/19	993,688	998,636

Repurchase Agreements—1.8%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $2,000,107; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $2,514,503; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $2,515,525; collateralized by various Common Stock with an aggregate market value of $2,750,282.	2,500,000	2,500,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,000,067; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,020,001.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $900,060; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $918,000.	900,000	900,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $2,704,286; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $2,758,181.	2,704,098	2,704,098

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Goldman Sachs & Co. Repurchase Agreement dated 09/30/19 at 2.280%, due on 10/01/19 with a maturity value of $5,000,317; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 02/20/40 - 06/15/58, and an aggregate market value of $5,100,000.	5,000,000	$5,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,200,066; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,335,602.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $700,275; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $777,985.	700,000	700,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $2,000,131; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $2,800,153; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,110,973.	2,800,000	2,800,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $2,400,132; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,666,549.	2,400,000	2,400,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,000,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,400,544; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,555,487.	1,400,000	1,400,000

		28,104,098

Total Securities Lending Reinvestments (Cost $41,600,226)		41,599,936

Total Investments—102.2% (Cost $1,517,592,765)		1,582,234,158
Other assets and liabilities (net)—(2.2)%		(33,757,578)

Net Assets—100.0%		$1,548,476,580

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	Principal only security.
(d)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $39,730,299 and the collateral received consisted of cash in the amount of $41,585,746. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Principal amount of security is adjusted for inflation.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $17,690,138, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent less than 0.5% of net assets.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $275,689,243, which is 17.8% of net assets.

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	$1,078,519	$1,078,519	$55,112
Continental Credit Card, 4.290%, 01/15/24	12/12/17	776,950	776,903	779,524
Fort Credit LLC, 5.597%, 11/16/35	11/28/18	5,900,000	5,900,000	5,940,734
LV Tower 52 Issuer LLC, 5.750%, 07/15/19	08/03/15-02/10/17	1,711,236	1,709,313	1,727,476
RR Trust, Zero Coupon, 04/26/48	05/24/18-05/29/18	8,830,000	5,926,793	6,859,126
Rice Park Financing Trust, 4.625%, 10/31/41	11/30/16	2,305,456	2,298,211	2,328,166

				$17,690,138

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$800,585,492	$—	$800,585,492
Total Corporate Bonds & Notes*	—	399,723,535	—	399,723,535
Asset-Backed Securities
Asset-Backed - Automobile	—	92,045,461	—	92,045,461
Asset-Backed - Credit Card	—	3,472,878	—	3,472,878
Asset-Backed - Other	—	111,028,560	3,514,915	114,543,475
Asset-Backed - Student Loan	—	798,406	—	798,406
Total Asset-Backed Securities	—	207,345,305	3,514,915	210,860,220
Total Mortgage-Backed Securities*	—	71,552,985	—	71,552,985
Total Foreign Government*	—	16,365,627	—	16,365,627
Total Short-Term Investment*	—	41,546,363	—	41,546,363
Total Securities Lending Reinvestments*	—	41,599,936	—	41,599,936
Total Investments	$—	$1,578,719,243	$3,514,915	$1,582,234,158

Collateral for Securities Loaned (Liability)	$—	$(41,585,746)	$—	$(41,585,746)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

Transfers from Level 2 to Level 3 in the amount of $3,498,912 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—37.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Airbus SE	17,165	$2,232,055
Boeing Co. (The)	3,236	1,231,201
Dassault Aviation S.A.	413	584,098
General Dynamics Corp.	6,806	1,243,660
Northrop Grumman Corp.	1,716	643,140
Safran S.A.	25,872	4,078,498
Thales S.A.	11,111	1,278,786
Ultra Electronics Holdings plc	7,153	177,974
United Technologies Corp.	13,249	1,808,753

		13,278,165

Air Freight & Logistics—0.1%
Deutsche Post AG	41,581	1,388,900
Yamato Holdings Co., Ltd.	18,300	276,727

		1,665,627

Airlines—0.2%
Delta Air Lines, Inc.	24,093	1,387,757
Japan Airlines Co., Ltd.	22,400	665,778
Qantas Airways, Ltd.	346,264	1,472,425
Ryanair Holdings plc (ADR) (a)	16,415	1,089,628
Southwest Airlines Co.	6,731	363,541
United Airlines Holdings, Inc. (a)	1,501	132,703

		5,111,832

Auto Components—0.2%
BorgWarner, Inc.	1,635	59,972
Bridgestone Corp.	27,200	1,057,701
Cie Automotive S.A.	11,273	282,897
Magna International, Inc.	5,768	307,607
NGK Spark Plug Co., Ltd.	45,100	865,540
Sumitomo Electric Industries, Ltd.	45,400	579,833
TS Tech Co., Ltd.	11,100	339,753
Yokohama Rubber Co., Ltd. (The)	21,400	430,942

		3,924,245

Automobiles—0.8%
Astra International Tbk PT	2,119,100	987,742
Daimler AG	34,167	1,697,105
General Motors Co.	12,571	471,161
Honda Motor Co., Ltd.	67,800	1,765,115
Mahindra & Mahindra, Ltd. (GDR)	152,300	1,180,325
Peugeot S.A.	78,530	1,961,359
Renault S.A.	24,487	1,407,046
Tesla, Inc. (a) (b)	704	169,572
Toyota Motor Corp.	99,100	6,647,053

		16,286,478

Banks—3.6%
Australia & New Zealand Banking Group, Ltd.	98,095	1,895,597
Banco Santander Chile (ADR)	30,340	849,520
Banco Santander S.A.	202,321	824,982
Bank Central Asia Tbk PT	686,600	1,468,608
Bank of America Corp.	142,412	4,154,158

Banks—(Continued)
Bank Rakyat Indonesia Persero Tbk PT	6,453,500	1,874,142
Bankia S.A.	318,027	601,382
BNP Paribas S.A.	42,971	2,095,128
BOC Hong Kong Holdings, Ltd.	125,000	426,526
Capitec Bank Holdings, Ltd.	11,210	953,285
Citigroup, Inc.	41,638	2,876,353
Citizens Financial Group, Inc.	23,588	834,307
Commonwealth Bank of Australia	7,539	412,535
Credicorp, Ltd.	7,050	1,469,502
DBS Group Holdings, Ltd.	198,700	3,581,276
DNB ASA	113,086	1,996,554
East West Bancorp, Inc.	11,014	487,810
Erste Group Bank AG (a)	35,980	1,191,147
Fifth Third Bancorp	20,819	570,024
FinecoBank Banca Fineco S.p.A.	85,850	910,028
First Republic Bank (b)	8,361	808,509
Grupo Financiero Banorte S.A.B. de C.V. - Class O	198,500	1,069,852
Hang Seng Bank, Ltd.	82,500	1,784,874
HDFC Bank, Ltd. (ADR)	130,212	7,428,595
HSBC Holdings plc	312,887	2,400,686
ING Groep NV	122,406	1,283,137
Israel Discount Bank, Ltd. - Class A	160,026	703,945
Itau Unibanco Holding S.A. (ADR)	253,920	2,135,467
KeyCorp (b)	43,996	784,889
Lloyds Banking Group plc	1,050,330	700,439
M&T Bank Corp.	5,633	889,845
Mitsubishi UFJ Financial Group, Inc.	692,000	3,526,905
National Australia Bank, Ltd.	10,122	203,645
PNC Financial Services Group, Inc. (The)	9,019	1,264,103
Public Bank Bhd	111,800	536,309
Regions Financial Corp.	14,549	230,165
Sberbank of Russia PJSC	71,260	250,198
Sberbank of Russia PJSC (ADR)	163,220	2,308,339
Shinsei Bank, Ltd.	61,000	892,075
Siam Commercial Bank PCL (The)	127,200	490,750
Skandinaviska Enskilda Banken AB - Class A	113,166	1,040,942
Standard Chartered plc	182,343	1,532,970
Sumitomo Mitsui Financial Group, Inc.	90,500	3,108,491
Sumitomo Mitsui Trust Holdings, Inc.	29,400	1,065,674
SunTrust Banks, Inc.	18,132	1,247,482
Svenska Handelsbanken AB - A Shares	145,362	1,362,922
U.S. Bancorp	12,002	664,191
UniCredit S.p.A.	10,131	119,687
United Overseas Bank, Ltd.	72,200	1,337,524
Wells Fargo & Co.	55,853	2,817,225
Westpac Banking Corp.	23,051	461,704

		73,924,403

Beverages—0.9%
Ambev S.A. (ADR)	325,230	1,502,563
Anheuser-Busch InBev S.A.	25,744	2,450,829
Asahi Group Holdings, Ltd.	4,200	207,938
Britvic plc	18,574	224,596
Budweiser Brewing Co. APAC, Ltd. (a)	607,300	2,177,313
Carlsberg A/S - Class B	3,911	578,662
Coca-Cola Co. (The)	42,661	2,322,465

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Coca-Cola European Partners plc	39,723	$2,202,640
Constellation Brands, Inc. - Class A	2,008	416,218
Diageo plc	17,159	702,149
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	12,200	1,117,276
Heineken NV	5,946	642,969
Keurig Dr Pepper, Inc.	9,183	250,880
Kweichow Moutai Co., Ltd. - Class A	9,156	1,476,129
Molson Coors Brewing Co. - Class B	3,630	208,725
PepsiCo, Inc.	4,409	604,474
Pernod-Ricard S.A.	11,620	2,068,593

		19,154,419

Biotechnology—0.3%
AbbVie, Inc.	22,734	1,721,418
Alexion Pharmaceuticals, Inc. (a)	4,531	443,766
Amgen, Inc.	674	130,426
Biogen, Inc. (a)	2,369	551,551
Celgene Corp. (a)	6,136	609,305
CSL, Ltd.	6,239	985,882
Exact Sciences Corp. (a)	4,977	449,771
Exelixis, Inc. (a)	17,545	310,283
Intercept Pharmaceuticals, Inc. (a) (b)	1,901	126,150
Regeneron Pharmaceuticals, Inc. (a)	1,224	339,538
Sage Therapeutics, Inc. (a)	1,348	189,111
Vertex Pharmaceuticals, Inc. (a)	5,726	970,099

		6,827,300

Building Products—0.2%
Cie de St-Gobain	20,649	811,114
Daikin Industries, Ltd.	13,300	1,746,420
Fortune Brands Home & Security, Inc.	9,375	512,812
Lennox International, Inc.	1,176	285,733
Masco Corp.	12,008	500,493

		3,856,572

Capital Markets—1.0%
3i Group plc	211,824	3,037,370
Ameriprise Financial, Inc.	2,082	306,262
BlackRock, Inc.	1,748	778,979
Charles Schwab Corp. (The)	37,778	1,580,254
Credit Suisse Group AG (a)	69,007	847,263
Deutsche Bank AG	29,810	223,307
Deutsche Boerse AG	8,151	1,274,172
Euronext NV	9,805	801,502
Franklin Resources, Inc. (b)	11,058	319,134
Hong Kong Exchanges and Clearing, Ltd.	48,200	1,422,727
Intercontinental Exchange, Inc.	15,329	1,414,407
Invesco, Ltd. (b)	28,034	474,896
Macquarie Group, Ltd.	1,648	146,025
Magellan Financial Group, Ltd.	27,269	947,952
Morgan Stanley	49,991	2,133,116
Nasdaq, Inc.	5,036	500,327
Natixis S.A.	203,225	843,988
Northern Trust Corp.	4,133	385,692
S&P Global, Inc.	3,939	964,976

Capital Markets—(Continued)
T. Rowe Price Group, Inc.	7,365	841,451
TD Ameritrade Holding Corp.	13,278	620,083

		19,863,883

Chemicals—0.6%
AdvanSix, Inc. (a)	5,031	129,397
Air Liquide S.A.	19,737	2,812,188
Akzo Nobel NV	15,953	1,423,191
BASF SE	5,637	394,330
Celanese Corp.	4,388	536,609
Chr Hansen Holding A/S	7,684	652,391
Corteva, Inc. (a)	10,894	305,032
Daicel Corp.	112,100	953,762
Dow, Inc. (a)	8,482	404,167
DuPont de Nemours, Inc.	6,729	479,845
Eastman Chemical Co.	9,100	671,853
Kureha Corp.	1,600	95,757
Linde plc	2,417	468,221
LyondellBasell Industries NV - Class A	1,824	163,193
NOF Corp.	11,300	374,543
Orica, Ltd.	22,681	345,501
Showa Denko KK	26,700	703,727
Teijin, Ltd.	16,400	316,578
Tokuyama Corp.	14,100	325,892
Toray Industries, Inc.	120,400	898,905
Zeon Corp.	16,500	202,397

		12,657,479

Commercial Services & Supplies—0.2%
Cintas Corp. (b)	387	103,755
Copart, Inc. (a)	8,755	703,289
Edenred	17,036	818,086
SPIE S.A.	36,511	731,457
Waste Connections, Inc.	14,636	1,346,512
Waste Management, Inc.	1,288	148,120

		3,851,219

Communications Equipment—0.1%
Arista Networks, Inc. (a) (b)	1,542	368,415
Cisco Systems, Inc.	18,494	913,789
CommScope Holding Co., Inc. (a) (b)	20,818	244,820
Motorola Solutions, Inc.	623	106,165
Nokia Oyj	83,797	424,662

		2,057,851

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	48,163	1,926,783
Eiffage S.A.	15,652	1,623,762
Koninklijke BAM Groep NV	71,349	178,399
Obayashi Corp.	32,000	320,301
Vinci S.A.	4,804	517,814

		4,567,059

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction Materials—0.3%
CRH plc	10,941	$375,530
HeidelbergCement AG	8,884	642,286
LafargeHolcim, Ltd. (a)	41,259	2,033,390
Martin Marietta Materials, Inc. (b)	3,610	989,501
Rhi Magnesita NV	3,819	190,776
Siam Cement PCL (The)	64,500	860,422
Taiheiyo Cement Corp.	17,900	481,198
Vulcan Materials Co.	4,660	704,778

		6,277,881

Consumer Finance—0.2%
American Express Co.	7,060	835,057
Capital One Financial Corp.	25,066	2,280,504
Synchrony Financial	8,810	300,333

		3,415,894

Containers & Packaging—0.2%
Avery Dennison Corp.	5,831	662,227
Ball Corp.	19,452	1,416,300
Crown Holdings, Inc. (a)	5,703	376,740
Graphic Packaging Holding Co. (b)	25,138	370,786
Packaging Corp. of America (b)	6,363	675,114
WestRock Co.	16,184	589,907

		4,091,074

Distributors—0.0%
Genuine Parts Co.	1,647	164,025
Jardine Cycle & Carriage, Ltd.	5,800	126,255

		290,280

Diversified Consumer Services—0.0%
H&R Block, Inc. (b)	2,511	59,310

Diversified Financial Services—0.3%
Berkshire Hathaway, Inc. - Class B (a)	12,053	2,507,265
EXOR NV	15,733	1,055,620
FirstRand, Ltd. (b)	422,210	1,737,012
Mitsubishi UFJ Lease & Finance Co., Ltd.	44,900	260,636
ORIX Corp.	66,600	996,707
Voya Financial, Inc.	887	48,288

		6,605,528

Diversified Telecommunication Services—0.7%
AT&T, Inc.	2,558	96,795
Deutsche Telekom AG	103,872	1,743,753
Nippon Telegraph & Telephone Corp.	68,900	3,295,397
Orange S.A.	68,184	1,070,242
Swisscom AG	1,488	733,907
Telefonica S.A.	50,784	387,784
Telenor ASA	180,631	3,624,361
Verizon Communications, Inc.	46,624	2,814,225

		13,766,464

Electric Utilities—0.9%
American Electric Power Co., Inc.	18,451	1,728,674
Duke Energy Corp.	3,860	370,020
Edison International	15,681	1,182,661
Endesa S.A.	70,637	1,858,369
Enel S.p.A.	410,301	3,065,722
Entergy Corp.	4,778	560,746
Eversource Energy (b)	4,788	409,230
Exelon Corp.	3,171	153,191
Iberdrola S.A.	267,824	2,783,288
NextEra Energy, Inc.	9,980	2,325,240
Red Electrica Corp. S.A.	60,615	1,230,546
SSE plc	108,542	1,663,009
Verbund AG	3,049	166,782
Xcel Energy, Inc.	30,630	1,987,581

		19,485,059

Electrical Equipment—0.5%
AMETEK, Inc.	5,460	501,337
Eaton Corp. plc	18,009	1,497,448
Fuji Electric Co., Ltd.	23,600	728,184
Generac Holdings, Inc. (a)	6,210	486,491
Huber & Suhner AG	2,530	162,860
Mabuchi Motor Co., Ltd.	36,800	1,381,772
Schneider Electric SE	50,827	4,457,552
Signify NV	25,947	713,333

		9,928,977

Electronic Equipment, Instruments & Components—0.4%
Amano Corp.	11,100	339,993
Amphenol Corp. - Class A	4,889	471,788
Arrow Electronics, Inc. (a)	6,704	499,984
Barco NV	1,017	200,801
Corning, Inc.	7,867	224,367
Delta Electronics, Inc.	249,867	1,071,022
Hitachi, Ltd.	59,900	2,243,207
Ingenico Group S.A.	4,956	483,844
Japan Aviation Electronics Industry, Ltd.	12,000	171,496
Keyence Corp.	700	436,126
Keysight Technologies, Inc. (a)	6,380	620,455
Landis & Gyr Group AG (a)	7,597	681,034
Largan Precision Co., Ltd.	6,000	867,217
Zebra Technologies Corp. - Class A (a)	2,800	577,836

		8,889,170

Entertainment—0.4%
Capcom Co., Ltd.	30,100	796,605
Electronic Arts, Inc. (a)	6,524	638,178
GungHo Online Entertainment, Inc.	12,310	279,092
Netflix, Inc. (a)	6,582	1,761,475
Nexon Co., Ltd. (a)	64,600	784,022
Nintendo Co., Ltd.	6,000	2,233,868
Spotify Technology S.A. (a)	3,928	447,792
Take-Two Interactive Software, Inc. (a)	7,768	973,641
Viacom, Inc. - Class B	1,100	26,433

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Entertainment—(Continued)
Walt Disney Co. (The)	4,867	$634,267

		8,575,373

Equity Real Estate Investment Trusts—0.5%
American Homes 4 Rent Trust - Class A	13,709	354,926
AvalonBay Communities, Inc.	3,436	739,874
Boston Properties, Inc.	1,293	167,650
Brixmor Property Group, Inc. (b)	25,375	514,859
Dexus	115,206	928,178
Digital Realty Trust, Inc. (b)	953	123,709
EastGroup Properties, Inc.	2,021	252,665
Equinix, Inc.	1,137	655,822
Equity Residential	2,634	227,209
Federal Realty Investment Trust	5,178	704,933
Goodman Group	106,425	1,018,357
Host Hotels & Resorts, Inc.	10,630	183,793
Kimco Realty Corp. (b)	21,532	449,588
Mid-America Apartment Communities, Inc.	6,257	813,473
Outfront Media, Inc.	16,215	450,453
Prologis, Inc.	8,874	756,242
Public Storage	3,334	817,730
Rayonier, Inc.	11,850	334,170
Unibail-Rodamco-Westfield	3,594	523,937
Ventas, Inc.	3,502	255,751
VICI Properties, Inc. (b)	5,639	127,723
Weyerhaeuser Co.	7,857	217,639

		10,618,681

Food & Staples Retailing—0.5%
Bid Corp., Ltd.	75,189	1,599,310
Koninklijke Ahold Delhaize NV	93,195	2,331,315
Metcash, Ltd.	173,942	351,323
METRO AG	30,782	485,692
President Chain Store Corp.	162,000	1,515,377
Raia Drogasil S.A.	32,320	745,275
Seven & i Holdings Co., Ltd.	45,600	1,749,891
Wal-Mart de Mexico S.A.B. de C.V. (b)	415,644	1,231,936
Walgreens Boots Alliance, Inc.	8,864	490,268

		10,500,387

Food Products—0.8%
Conagra Brands, Inc. (b)	3,089	94,771
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	37,971	585,891
General Mills, Inc.	8,981	495,033
Greencore Group plc	117,349	325,899
Mondelez International, Inc. - Class A	18,895	1,045,271
Morinaga & Co., Ltd.	9,300	451,815
Nestle S.A.	113,376	12,298,358
Post Holdings, Inc. (a)	4,797	507,714
Tate & Lyle plc	49,492	448,147
Tiger Brands, Ltd.	27,870	387,623

		16,640,522

Gas Utilities—0.2%
Enagas S.A.	47,528	1,102,141
Snam S.p.A.	336,756	1,702,637
Tokyo Gas Co., Ltd.	16,900	427,271

		3,232,049

Health Care Equipment & Supplies—0.4%
Becton Dickinson & Co.	706	178,590
Boston Scientific Corp. (a)	31,848	1,295,895
DexCom, Inc. (a)	3,246	484,433
Intuitive Surgical, Inc. (a)	1,630	880,086
Koninklijke Philips NV	14,438	669,270
Medtronic plc	21,016	2,282,758
Olympus Corp.	24,700	334,311
Zimmer Biomet Holdings, Inc.	8,632	1,184,914

		7,310,257

Health Care Providers & Services—0.4%
Acadia Healthcare Co., Inc. (a) (b)	8,848	274,996
Alfresa Holdings Corp.	15,100	338,803
AmerisourceBergen Corp.	3,692	303,962
Anthem, Inc.	4,729	1,135,433
Cigna Corp. (a)	9,151	1,389,030
HCA Healthcare, Inc.	1,858	223,740
McKesson Corp.	1,183	161,669
Medipal Holdings Corp.	15,600	348,753
Ship Healthcare Holdings, Inc.	3,600	153,698
UnitedHealth Group, Inc.	17,495	3,802,013

		8,132,097

Health Care Technology—0.1%
Teladoc Health, Inc. (a) (b)	10,642	720,676
Veeva Systems, Inc. - Class A (a) (b)	2,759	421,272

		1,141,948

Hotels, Restaurants & Leisure—0.5%
Betsson AB (a)	19,383	93,854
Brinker International, Inc. (b)	6,864	292,887
Greene King plc	60,664	631,651
Hilton Worldwide Holdings, Inc.	13,265	1,235,104
Huazhu Group, Ltd. (ADR) (b)	33,100	1,092,962
InterContinental Hotels Group plc	33,797	2,109,167
McDonald’s Corp.	2,202	472,792
Royal Caribbean Cruises, Ltd.	1,322	143,212
Sands China, Ltd.	273,200	1,247,383
Sodexo S.A.	9,499	1,067,062
Whitbread plc	9,734	513,856
Yum China Holdings, Inc.	25,830	1,173,457
Yum! Brands, Inc.	9,474	1,074,636

		11,148,023

Household Durables—0.6%
Barratt Developments plc	200,092	1,594,714
Berkeley Group Holdings plc	17,503	899,336
Bovis Homes Group plc	13,252	181,513

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Garmin, Ltd.	3,751	$317,672
Lennar Corp. - Class A	7,618	425,465
Midea Group Co., Ltd. - Class A	144,700	1,042,048
Panasonic Corp.	109,000	887,865
Redrow plc	124,204	943,765
Sekisui House, Ltd.	60,300	1,190,177
Sony Corp.	52,000	3,055,547
Taylor Wimpey plc	718,001	1,425,716

		11,963,818

Household Products—0.2%
Clorox Co. (The) (b)	1,148	174,347
Energizer Holdings, Inc. (b)	9,057	394,704
Kimberly-Clark Corp.	585	83,099
Procter & Gamble Co. (The)	21,451	2,668,076
Unilever Indonesia Tbk PT	160,000	524,973

		3,845,199

Independent Power and Renewable Electricity Producers—0.0%
Electric Power Development Co., Ltd.	15,300	350,414

Industrial Conglomerates—0.3%
Bidvest Group, Ltd. (The)	45,249	570,800
Carlisle Cos., Inc.	2,266	329,794
CK Hutchison Holdings, Ltd.	79,500	698,915
Honeywell International, Inc.	14,017	2,371,677
Jardine Matheson Holdings, Ltd.	29,800	1,598,370
KOC Holding A/S	111,570	373,915
Siemens AG	4,806	515,028

		6,458,499

Insurance—2.4%
Ageas	35,062	1,945,744
AIA Group, Ltd.	854,800	8,020,725
Alleghany Corp. (a)	359	286,396
Allianz SE	15,997	3,730,435
Allstate Corp. (The)	3,961	430,481
American International Group, Inc.	25,723	1,432,771
Arthur J. Gallagher & Co.	2,589	231,897
ASR Nederland NV	24,923	920,964
Assicurazioni Generali S.p.A.	49,395	957,911
Assurant, Inc.	359	45,169
Aviva plc	194,295	952,841
AXA S.A.	23,644	604,352
Chubb, Ltd.	3,326	536,949
Dai-ichi Life Holdings, Inc.	35,300	536,426
Everest Re Group, Ltd.	831	221,121
Fairfax Financial Holdings, Ltd.	598	263,706
Hannover Rueck SE	7,102	1,201,174
Hartford Financial Services Group, Inc. (The)	23,652	1,433,548
HDFC Life Insurance Co., Ltd.	183,650	1,555,177
Legal & General Group plc	622,168	1,899,695
Lincoln National Corp.	4,658	280,971
Loews Corp. (b)	23,055	1,186,871
Marsh & McLennan Cos., Inc.	5,249	525,162

Insurance—(Continued)
Muenchener Rueckversicherungs-Gesellschaft AG	9,140	2,364,725
Ping An Insurance Group Co. of China, Ltd. - Class H	430,000	4,976,264
Principal Financial Group, Inc.	3,974	227,074
Progressive Corp. (The)	10,283	794,362
Prudential Financial, Inc.	5,737	516,043
Prudential plc	124,267	2,256,807
Sanlam, Ltd.	138,230	681,715
Swiss Life Holding AG	4,242	2,027,370
Swiss Re AG	15,825	1,651,488
T&D Holdings, Inc.	103,900	1,109,413
Tokio Marine Holdings, Inc.	32,500	1,744,888
Topdanmark A/S	7,467	360,394
Travelers Cos., Inc. (The)	5,882	874,595
Willis Towers Watson plc	113	21,806
Zurich Insurance Group AG	1,470	562,503

		49,369,933

Interactive Media & Services—0.9%
Alphabet, Inc. - Class A (a)	2,300	2,808,622
Alphabet, Inc. - Class C (a)	4,834	5,892,646
Baidu, Inc. (ADR) (a) (b)	5,440	559,014
Facebook, Inc. - Class A (a)	11,497	2,047,386
NAVER Corp.	8,250	1,084,989
Tencent Holdings, Ltd.	150,200	6,374,442

		18,767,099

Internet & Direct Marketing Retail—0.9%
Alibaba Group Holding, Ltd. (ADR) (a)	31,126	5,205,201
Amazon.com, Inc. (a)	4,745	8,236,893
Booking Holdings, Inc. (a)	53	104,018
Expedia Group, Inc.	11,346	1,525,016
JD.com, Inc. (ADR) (a)	40,030	1,129,246
MercadoLibre, Inc. (a)	4,210	2,320,678
Wayfair, Inc. - Class A (a) (b)	2,263	253,728

		18,774,780

IT Services—1.5%
Accenture plc - Class A	7,513	1,445,126
Adyen NV (a)	1,255	827,492
Automatic Data Processing, Inc.	10,547	1,702,497
Booz Allen Hamilton Holding Corp.	6,890	489,328
CANCOM SE	1,815	97,870
Capgemini SE	25,397	2,995,736
Cognizant Technology Solutions Corp. - Class A	9,586	577,700
Computacenter plc	10,007	159,151
Digital Garage, Inc.	12,800	410,552
Fiserv, Inc. (a)	8,946	926,716
Global Payments, Inc.	6,548	1,041,132
Infosys, Ltd. (ADR)	274,440	3,120,383
MasterCard, Inc. - Class A	17,544	4,764,424
Nihon Unisys, Ltd.	24,200	779,559
Nomura Research Institute, Ltd.	23,900	477,208
NS Solutions Corp.	6,300	206,625
Otsuka Corp.	44,000	1,763,157
PayPal Holdings, Inc. (a)	24,614	2,549,764

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
SCSK Corp.	5,500	$259,270
Tata Consultancy Services, Ltd.	116,160	3,436,275
TIS, Inc.	12,800	738,004
Visa, Inc. - Class A (b)	15,840	2,724,638

		31,492,607

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	19,900	1,239,771
Hasbro, Inc.	1,946	230,970

		1,470,741

Life Sciences Tools & Services—0.1%
Illumina, Inc. (a)	2,615	795,535
Thermo Fisher Scientific, Inc.	7,922	2,307,441

		3,102,976

Machinery—0.7%
Alstom S.A.	29,836	1,237,142
Bucher Industries AG	996	311,781
Caterpillar, Inc.	3,252	410,760
Cummins, Inc.	4,524	735,919
Deere & Co.	2,804	472,979
DMG Mori Co., Ltd.	135,300	1,937,175
Dover Corp.	4,826	480,477
Illinois Tool Works, Inc.	3,657	572,284
Ingersoll-Rand plc	4,943	609,027
Middleby Corp. (The) (a)	1,949	227,838
Mitsubishi Heavy Industries, Ltd.	22,600	888,987
Nordson Corp.	2,324	339,908
PACCAR, Inc.	4,556	318,966
Parker-Hannifin Corp.	4,359	787,279
Sandvik AB	42,498	661,807
SKF AB - B Shares	58,768	972,536
Snap-on, Inc.	1,485	232,462
Stanley Black & Decker, Inc.	8,818	1,273,407
Techtronic Industries Co., Ltd.	154,000	1,080,764
Valmet Oyj	677	13,138
Wartsila Oyj Abp	93,326	1,046,886
WEG S.A.	145,602	849,092

		15,460,614

Media—0.5%
Altice USA, Inc. - Class A (a)	9,844	282,326
CBS Corp. - Class B	7,666	309,476
Charter Communications, Inc. - Class A (a)	5,163	2,127,776
Comcast Corp. - Class A	56,739	2,557,794
Discovery, Inc. - Class A (a)	13,779	366,935
Discovery, Inc. - Class C (a)	15,045	370,408
DISH Network Corp. - Class A (a) (b)	13,309	453,438
Entercom Communications Corp. - Class A (b)	44,321	148,032
I-CABLE Communications, Ltd. (a)	26,899	256
ITV plc	620,561	958,537
Mediaset Espana Comunicacion S.A.	92,499	596,114
New York Times Co. (The) - Class A (b)	9,180	261,446

Media—(Continued)
Nexstar Media Group, Inc. - Class A (b)	4,069	416,299
Stroeer SE & Co. KGaA	2,503	190,611
Telenet Group Holding NV	20,910	987,018

		10,026,466

Metals & Mining—0.8%
Alumina, Ltd.	487,654	780,687
Anglo American plc	81,691	1,881,952
ArcelorMittal	45,970	647,991
BHP Group, Ltd.	227,070	5,621,691
Evolution Mining, Ltd.	341,401	1,036,435
Evraz plc	112,364	646,554
Fortescue Metals Group, Ltd.	83,226	499,141
Freeport-McMoRan, Inc.	8,136	77,862
Independence Group NL	123,878	539,320
Newcrest Mining, Ltd.	19,052	444,187
Newmont Goldcorp Corp.	2,945	111,674
Regis Resources, Ltd.	110,406	362,311
Rio Tinto plc	65,527	3,403,605
Rio Tinto, Ltd.	23,425	1,473,272

		17,526,682

Multi-Utilities—0.3%
AGL Energy, Ltd.	40,733	526,409
E.ON SE	178,310	1,732,863
NiSource, Inc.	7,758	232,119
RWE AG	85,414	2,672,540
Sempra Energy	2,980	439,878

		5,603,809

Multiline Retail—0.3%
Kohl’s Corp.	8,631	428,615
Lojas Renner S.A.	149,743	1,818,922
Marui Group Co., Ltd. (b)	54,200	1,149,235
Next plc	26,275	1,998,541
Nordstrom, Inc. (b)	11,585	390,067
Ryohin Keikaku Co., Ltd.	34,400	645,552

		6,430,932

Oil, Gas & Consumable Fuels—1.6%
Beach Energy, Ltd.	531,974	915,195
BP plc	526,768	3,330,542
Chevron Corp.	30,411	3,606,745
Concho Resources, Inc.	1,416	96,146
ConocoPhillips	14,570	830,199
Diamondback Energy, Inc.	10,573	950,618
EOG Resources, Inc.	18,780	1,393,852
EQT Corp. (b)	16,810	178,858
Equitrans Midstream Corp. (b)	14,123	205,490
Exxon Mobil Corp.	10,593	747,972
Gaztransport Et Technigaz S.A.	3,698	366,486
Kinder Morgan, Inc.	33,049	681,140
Lundin Petroleum AB	42,699	1,277,331
Marathon Petroleum Corp.	24,982	1,517,656

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Neste Oyj	60,340	$1,993,713
OMV AG	25,773	1,380,745
ONEOK, Inc.	9,017	664,463
PBF Energy, Inc. - Class A	8,825	239,952
Phillips 66	4,527	463,565
Pioneer Natural Resources Co.	5,828	732,987
Repsol S.A.	25,039	390,564
Royal Dutch Shell plc - A Shares	55,172	1,612,636
Royal Dutch Shell plc - B Shares	201,772	5,927,465
Total S.A.	59,487	3,096,888
Tullow Oil plc	239,272	626,863
Williams Cos., Inc. (The)	20,701	498,066

		33,726,137

Personal Products—0.3%
Coty, Inc. - Class A	18,942	199,080
Kao Corp.	24,400	1,809,583
Unilever NV	41,260	2,479,235
Unilever plc	44,509	2,676,255

		7,164,153

Pharmaceuticals—2.2%
Allergan plc	5,289	890,086
AstraZeneca plc	10,365	921,083
Bayer AG	14,685	1,035,394
Bristol-Myers Squibb Co. (b)	14,883	754,717
Catalent, Inc. (a) (b)	6,880	327,901
Elanco Animal Health, Inc. (a)	11,470	304,987
Eli Lilly & Co.	10,122	1,131,943
GlaxoSmithKline plc	216,578	4,635,979
Jazz Pharmaceuticals plc (a)	3,829	490,648
Johnson & Johnson	17,980	2,326,252
Kaken Pharmaceutical Co., Ltd.	3,100	144,069
Merck & Co., Inc.	35,326	2,973,743
Novartis AG	89,023	7,728,559
Novo Nordisk A/S - Class B	74,221	3,832,403
Otsuka Holdings Co., Ltd.	39,900	1,492,434
Pfizer, Inc.	58,569	2,104,384
Roche Holding AG	31,717	9,249,474
Sanofi	36,164	3,353,434
Shionogi & Co., Ltd.	19,100	1,065,608
TherapeuticsMD, Inc. (a) (b)	38,401	139,396

		44,902,494

Professional Services—0.3%
Adecco Group AG	30,143	1,667,298
IHS Markit, Ltd. (a)	7,640	510,963
Intertrust NV	13,692	267,826
IPH, Ltd.	21,149	124,541
Meitec Corp.	3,600	177,023
Persol Holdings Co., Ltd.	34,200	650,997
Wolters Kluwer NV	28,877	2,109,081

		5,507,729

Real Estate Management & Development—0.3%
CBRE Group, Inc. - Class A (a)	23,813	1,262,327
CK Asset Holdings, Ltd.	99,000	674,148
Kerry Properties, Ltd.	59,000	182,592
Mitsui Fudosan Co., Ltd.	95,700	2,381,744
New World Development Co., Ltd.	549,000	717,178
Nomura Real Estate Holdings, Inc.	18,400	399,020
Tokyo Tatemono Co., Ltd.	41,200	581,386

		6,198,395

Road & Rail—0.5%
Aurizon Holdings, Ltd.	338,300	1,348,628
Central Japan Railway Co.	6,900	1,424,198
Kansas City Southern	603	80,205
Lyft, Inc. - Class A (a) (b)	7,906	322,881
National Express Group plc	19,677	104,759
Norfolk Southern Corp.	7,665	1,377,094
Old Dominion Freight Line, Inc. (b)	3,039	516,539
Sankyu, Inc.	5,900	307,904
Tokyu Corp.	89,600	1,687,190
Union Pacific Corp.	5,899	955,520
West Japan Railway Co.	15,700	1,329,909

		9,454,827

Semiconductors & Semiconductor Equipment—1.4%
Advanced Micro Devices, Inc. (a)	38,852	1,126,319
Advantest Corp.	25,600	1,132,265
Analog Devices, Inc.	15,774	1,762,429
ASM International NV	17,033	1,571,322
ASML Holding NV	10,738	2,665,193
BE Semiconductor Industries NV	13,692	429,605
Dialog Semiconductor plc (a)	29,224	1,384,521
Infineon Technologies AG	56,442	1,014,603
Intel Corp.	4,589	236,471
KLA Corp.	5,548	884,629
Microchip Technology, Inc. (b)	2,800	260,148
NVIDIA Corp.	9,358	1,628,947
NXP Semiconductors NV	8,326	908,533
QUALCOMM, Inc.	10,725	818,103
Renesas Electronics Corp. (a)	71,600	465,644
Skyworks Solutions, Inc.	573	45,410
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	153,050	7,113,764
Teradyne, Inc.	13,479	780,569
Texas Instruments, Inc.	17,949	2,319,729
Tokyo Electron, Ltd.	6,300	1,210,109
Xilinx, Inc. (b)	3,690	353,871

		28,112,184

Software—1.2%
Avast plc	311,743	1,488,147
Fair Isaac Corp. (a)	770	233,710
Intuit, Inc.	4,884	1,298,851
Microsoft Corp.	97,113	13,501,620
Salesforce.com, Inc. (a)	14,220	2,110,817
SAP SE	27,145	3,191,287
ServiceNow, Inc. (a)	2,905	737,434

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Slack Technologies, Inc. - Class A (a) (b)	5,340	$126,718
Splunk, Inc. (a)	2,275	268,132
Synopsys, Inc. (a)	3,740	513,315
TeamViewer AG (a)	22,141	595,834
Trade Desk, Inc. (The) - Class A (a) (b)	1,950	365,722
Zscaler, Inc. (a)	4,800	226,848

		24,658,435

Specialty Retail—0.9%
Advance Auto Parts, Inc. (b)	3,341	552,601
AutoZone, Inc. (a)	1,851	2,007,632
Best Buy Co., Inc.	15,145	1,044,854
CECONOMY AG (a)	49,203	266,339
Dixons Carphone plc	338,695	495,256
Dunelm Group plc	20,700	213,354
Hikari Tsushin, Inc.	1,900	412,722
Home Depot, Inc. (The)	15,288	3,547,122
Industria de Diseno Textil S.A.	66,947	2,073,767
JB Hi-Fi, Ltd.	34,960	803,150
Lowe’s Cos., Inc.	11,583	1,273,667
Mr. Price Group, Ltd.	27,840	291,080
Murphy USA, Inc. (a)	3,040	259,312
National Vision Holdings, Inc. (a)	9,210	221,685
O’Reilly Automotive, Inc. (a)	2,943	1,172,815
Pets at Home Group plc	44,682	114,382
Ross Stores, Inc.	15,954	1,752,547
Tiffany & Co. (b)	4,012	371,632
TJX Cos., Inc. (The)	18,018	1,004,323
Tractor Supply Co.	6,450	583,338

		18,461,578

Technology Hardware, Storage & Peripherals—0.9%
Apple, Inc.	43,697	9,786,817
Brother Industries, Ltd.	39,900	728,203
FUJIFILM Holdings Corp.	26,300	1,159,046
Hewlett Packard Enterprise Co.	8,959	135,908
HP, Inc. (b)	20,778	393,120
Logitech International S.A.	31,968	1,298,475
Samsung Electronics Co., Ltd. (GDR)	4,924	5,012,632

		18,514,201

Textiles, Apparel & Luxury Goods—0.4%
adidas AG	11,231	3,495,341
Burberry Group plc	48,846	1,306,495
Cie Financiere Richemont S.A.	24,923	1,831,629
Columbia Sportswear Co.	2,712	262,766
lululemon athletica, Inc. (a)	2,685	516,943
LVMH Moet Hennessy Louis Vuitton SE	319	126,984
NIKE, Inc. - Class B	7,785	731,167
Ralph Lauren Corp.	1,653	157,812

		8,429,137

Thrifts & Mortgage Finance—0.3%
Deutsche Pfandbriefbank AG	21,836	266,474
Housing Development Finance Corp., Ltd.	176,520	4,928,188

		5,194,662

Tobacco—0.3%
Altria Group, Inc.	11,862	485,156
British American Tobacco plc	65,846	2,434,432
ITC, Ltd.	442,927	1,622,085
Japan Tobacco, Inc.	46,500	1,018,949
Philip Morris International, Inc.	19,463	1,477,826

		7,038,448

Trading Companies & Distributors—0.5%
Ashtead Group plc	56,086	1,560,662
Brenntag AG	24,940	1,206,952
Ferguson plc (a)	14,357	1,048,929
HD Supply Holdings, Inc. (a)	5,530	216,638
Howden Joinery Group plc	28,068	193,363
ITOCHU Corp.	64,400	1,334,986
Marubeni Corp.	153,300	1,023,209
Mitsubishi Corp.	63,700	1,568,587
Mitsui & Co., Ltd.	49,000	805,124
Sojitz Corp.	107,900	335,872
Sumitomo Corp.	40,600	636,902
Toyota Tsusho Corp.	18,000	583,735

		10,514,959

Transportation Infrastructure—0.1%
Aena SME S.A.	9,171	1,680,783
Kamigumi Co., Ltd.	6,000	135,926

		1,816,709

Wireless Telecommunication Services—0.1%
KDDI Corp.	61,300	1,602,390
SoftBank Group Corp.	8,200	322,073
T-Mobile U.S., Inc. (a)	2,581	203,305
Vodafone Group plc	151,190	301,093

		2,428,861

Total Common Stocks (Cost $708,555,944)		769,902,984

Convertible Bonds—17.6%

Aerospace/Defense—1.8%
Airbus SE Zero Coupon, 06/14/21 (EUR)	7,800,000	9,481,324
Zero Coupon, 07/01/22 (EUR)	7,200,000	9,820,069
Arconic, Inc. 1.625%, 10/15/19	2,200,000	2,196,441
MTU Aero Engines AG 0.125%, 05/17/23 (EUR)	3,000,000	6,495,526

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Safran S.A. Zero Coupon, 06/21/23 (EUR)	4,787,500	$8,718,829

		36,712,189

Airlines—0.3%
ANA Holdings, Inc. Zero Coupon, 09/16/22 (JPY)	670,000,000	6,119,350

Apparel—1.1%
adidas AG 0.050%, 09/12/23 (EUR)	8,600,000	11,542,243
LVMH Moet Hennessy Louis Vuitton SE Zero Coupon, 02/16/21	2,599,700	11,125,393

		22,667,636

Banks—0.7%
BofA Finance LLC 0.250%, 05/01/23	6,725,000	6,742,122
Deutsche Bank AG 1.000%, 05/01/23	900,000	899,550
Gunma Bank, Ltd. (The) Zero Coupon, 10/11/19	2,100,000	2,024,925
Yamaguchi Financial Group, Inc. 1.613%, 3M LIBOR - 0.500%, 03/26/20 (c)	3,800,000	3,712,760

		13,379,357

Beverages—0.4%
Remy Cointreau S.A. 0.125%, 09/07/26 (EUR)	5,725,000	8,880,020

Biotechnology—0.4%
Illumina, Inc.
Zero Coupon, 08/15/23 (b)	4,797,000	5,306,681
0.500%, 06/15/21	1,994,000	2,641,905

		7,948,586

Building Materials—0.7%
Sika AG 0.150%, 06/05/25 (CHF)	11,360,000	12,555,299
3.750%, 01/30/22 (CHF)	1,800,000	2,045,549

		14,600,848

Chemicals—0.5%
Symrise AG 0.238%, 06/20/24 (EUR)	5,200,000	6,712,197
Toray Industries, Inc. Zero Coupon, 08/31/21 (JPY)	420,000,000	4,326,875

		11,039,072

Coal—0.3%
RAG-Stiftung Zero Coupon, 02/18/21 (EUR)	5,400,000	5,921,165

Commercial Services—0.6%
Euronet Worldwide, Inc. 0.750%, 03/15/49 (144A) (b)	8,786,000	10,285,112
Toppan Printing Co., Ltd. Zero Coupon, 12/19/19 (JPY)	290,000,000	2,693,446

		12,978,558

Diversified Financial Services—0.4%
SBI Holdings, Inc. Zero Coupon, 09/13/23 (JPY)	760,000,000	7,327,630

Electric—0.2%
Iberdrola International B.V. Zero Coupon, 11/11/22 (EUR)	3,600,000	4,678,547

Electronics—0.6%
Fortive Corp. 0.875%, 02/15/22 (144A)	10,137,000	10,029,294
Minebea Mitsumi, Inc. Zero Coupon, 08/03/22 (JPY)	160,000,000	1,649,084

		11,678,378

Engineering & Construction—1.0%
Cellnex Telecom S.A. 1.500%, 01/16/26 (EUR)	6,400,000	8,943,521
Shimizu Corp. Zero Coupon, 10/16/20 (JPY)	420,000,000	3,913,526
Vinci S.A. 0.375%, 02/16/22	6,200,000	7,438,264

		20,295,311

Forest Products & Paper—0.0%
Daio Paper Corp. Zero Coupon, 09/17/20 (JPY)	100,000,000	933,229

Gas—0.3%
Snam S.p.A. Zero Coupon, 03/20/22 (EUR)	5,500,000	6,585,208

Healthcare-Products—0.4%
QIAGEN NV 0.500%, 09/13/23	8,600,000	9,078,266

Healthcare-Services—0.7%
Anthem, Inc. 2.750%, 10/15/42	2,241,000	7,496,462
Fresenius Medical Care AG & Co. KGaA 1.125%, 01/31/20 (EUR)	6,100,000	6,748,864

		14,245,326

Home Furnishings—0.6%
Sony Corp. Zero Coupon, 09/30/22 (JPY)	911,000,000	11,493,330

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Internet—0.9%
Booking Holdings, Inc. 0.350%, 06/15/20	7,288,000	$10,893,258
0.900%, 09/15/21 (b)	7,180,000	8,325,328

		19,218,586

Investment Companies—0.3%
Ares Capital Corp. 3.750%, 02/01/22 (b)	5,280,000	5,456,476
4.625%, 03/01/24 (b)	1,599,000	1,681,748

		7,138,224

Mining—0.3%
Glencore Funding LLC Zero Coupon, 03/27/25	6,200,000	5,322,700

Oil & Gas—0.8%
BP Capital Markets plc 1.000%, 04/28/23 (GBP)	4,000,000	6,126,255
Oasis Petroleum, Inc. 2.625%, 09/15/23	30,000	22,211
TOTAL S.A. 0.500%, 12/02/22	9,600,000	10,086,720

		16,235,186

Oil & Gas Services—0.4%
TechnipFMC plc 0.875%, 01/25/21 (EUR)	7,400,000	8,431,006

Real Estate—1.7%
CA Immobilien Anlagen AG 0.750%, 04/04/25 (EUR)	1,300,000	1,717,685
CapitaLand, Ltd. 1.850%, 06/19/20 (SGD)	6,250,000	4,474,463
China Overseas Finance Investment Cayman V, Ltd. Zero Coupon, 01/05/23	4,400,000	4,855,760
Deutsche Wohnen SE 0.325%, 07/26/24 (EUR)	9,300,000	10,734,977
Grand City Properties S.A. 0.250%, 03/02/22 (EUR)	3,600,000	4,206,485
LEG Immobilien AG 0.875%, 09/01/25 (EUR)	4,600,000	5,921,765
TAG Immobilien AG 0.625%, 09/01/22 (EUR)	2,100,000	2,836,084

		34,747,219

Semiconductors—1.9%
Intel Corp. 3.250%, 08/01/39	7,205,000	18,300,556
Novellus Systems, Inc. 2.625%, 05/15/41	1,186,000	8,474,980
STMicroelectronics NV Zero Coupon, 07/03/22	10,200,000	11,821,086

		38,596,622

Software—0.2%
Akamai Technologies, Inc. 0.375%, 09/01/27 (144A)	4,250,000	4,332,444

Telecommunications—0.1%
Vodafone Group plc 1.500%, 03/12/22 (GBP)	1,600,000	2,463,956

Total Convertible Bonds (Cost $339,827,194)		363,047,949

Corporate Bonds & Notes—15.8%

Aerospace/Defense—0.3%
Arconic, Inc. 5.125%, 10/01/24	155,000	165,075
Boeing Co. (The) 3.100%, 05/01/26	385,000	403,955
3.250%, 02/01/35	238,000	247,863
3.600%, 05/01/34	375,000	406,840
3.950%, 08/01/59	195,000	214,894
Bombardier, Inc. 7.500%, 03/15/25 (144A) (b)	245,000	244,694
L3Harris Technologies, Inc. 3.832%, 04/27/25	581,000	620,556
3.850%, 12/15/26 (144A)	460,000	495,073
4.400%, 06/15/28 (144A)	128,000	143,493
4.854%, 04/27/35	50,000	59,220
Lockheed Martin Corp. 3.550%, 01/15/26	110,000	117,953
Northrop Grumman Corp. 2.930%, 01/15/25	115,000	118,561
Rockwell Collins, Inc. 3.200%, 03/15/24	978,000	1,015,883
4.350%, 04/15/47	50,000	58,515
Triumph Group, Inc. 6.250%, 09/15/24 (144A)	20,000	20,804
7.750%, 08/15/25	250,000	252,500
United Technologies Corp. 3.750%, 11/01/46	686,000	753,352
3.950%, 08/16/25	356,000	389,723
4.125%, 11/16/28	225,000	254,620
4.450%, 11/16/38	30,000	35,718
6.125%, 07/15/38	250,000	344,024

		6,363,316

Agriculture—0.3%
Altria Group, Inc. 3.875%, 09/16/46	442,000	406,783
4.800%, 02/14/29	558,000	611,918
BAT Capital Corp. 3.215%, 09/06/26	45,000	44,553
3.222%, 08/15/24	200,000	202,417
4.390%, 08/15/37	1,049,000	1,018,451
4.540%, 08/15/47	286,000	274,580

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	1,021,000	$1,023,170
3.500%, 07/26/26 (144A)	355,000	354,815
Philip Morris International, Inc. 2.125%, 05/10/23	1,031,000	1,028,278
3.375%, 08/15/29	172,000	180,400
3.875%, 08/21/42	334,000	342,557

		5,487,922

Airlines—0.3%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	305,514	315,099
3.550%, 01/15/30 (144A)	664,160	677,131
3.750%, 12/15/27 (144A)	513,202	543,019
American Airlines Pass-Through Trust 3.000%, 10/15/28	147,104	149,819
3.150%, 02/15/32	315,000	323,023
3.200%, 06/15/28	350,800	359,956
3.375%, 05/01/27	112,389	116,121
3.600%, 09/22/27	166,847	174,939
3.700%, 10/01/26	451,152	473,169
British Airways Pass-Through Trust 3.300%, 12/15/32 (144A)	330,000	344,031
4.125%, 09/20/31 (144A)	573,681	603,972
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	609,957	642,041
4.150%, 04/11/24	408,719	430,422
Delta Air Lines Pass-Through Trust 3.204%, 10/25/25	367,000	383,410
3.625%, 07/30/27	107,482	114,498
6.821%, 08/10/22	129,793	142,461
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	154,897	172,431
United Airlines Pass-Through Trust 2.700%, 05/01/32	210,000	210,212
3.450%, 12/01/27	427,471	445,468
4.150%, 08/25/31	225,000	245,644

		6,866,866

Apparel—0.0%
William Carter Co. (The) 5.625%, 03/15/27 (144A)	230,000	246,100

Auto Manufacturers—0.2%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	250,000	257,500
5.000%, 10/01/24 (144A)	200,000	204,375
Daimler Finance North America LLC 3.400%, 02/22/22 (144A)	610,000	624,057
Ford Motor Co. 4.750%, 01/15/43	180,000	155,971
Ford Motor Credit Co. LLC 4.687%, 06/09/25	500,000	510,086
General Motors Co. 5.000%, 04/01/35	674,000	676,534

Auto Manufacturers—(Continued)
General Motors Financial Co., Inc. 3.850%, 01/05/28	285,000	283,405
4.000%, 01/15/25	55,000	56,528
4.300%, 07/13/25	200,000	208,107
4.350%, 01/17/27	250,000	257,148
Volkswagen Group of America Finance LLC 4.250%, 11/13/23 (144A)	265,000	282,358
Wabash National Corp. 5.500%, 10/01/25 (144A)	250,000	245,625

		3,761,694

Auto Parts & Equipment—0.1%
Adient Global Holdings, Ltd. 4.875%, 08/15/26 (144A)	315,000	255,937
Adient US LLC 7.000%, 05/15/26 (144A)	145,000	151,525
American Axle & Manufacturing, Inc. 6.250%, 04/01/25 (b)	710,000	686,925
Cooper-Standard Automotive, Inc. 5.625%, 11/15/26 (144A)	300,000	273,375
Dana, Inc. 5.500%, 12/15/24	207,000	210,623
Delphi Technologies plc 5.000%, 10/01/25 (144A)	430,000	380,550
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 6.250%, 05/15/26 (144A)	223,000	234,707

		2,193,642

Banks—4.0%
ABN AMRO Bank NV 3.400%, 08/27/21 (144A)	895,000	913,662
AIB Group plc 4.750%, 10/12/23 (144A) (b)	250,000	264,396
ANZ New Zealand International, Ltd. 3.400%, 03/19/24 (144A)	405,000	422,971
ASB Bank, Ltd. 3.125%, 05/23/24 (144A)	200,000	206,225
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	295,000	316,004
6.750%, 5Y USD ICE Swap + 5.168%, 06/15/26 (144A) (c)	330,000	365,475
Banco Santander S.A. 2.706%, 06/27/24	600,000	606,652
Bank of America Corp. 2.503%, 10/21/22	2,538,000	2,556,704
3.093%, 3M LIBOR + 1.090%, 10/01/25 (c)	200,000	206,005
3.248%, 10/21/27	1,000,000	1,039,629
3.419%, 3M LIBOR + 1.040%, 12/20/28 (c)	465,000	485,189
3.550%, 3M LIBOR + 0.780%, 03/05/24 (c)	1,219,000	1,267,708
3.705%, 3M LIBOR + 1.512%, 04/24/28 (c)	1,017,000	1,083,149
3.824%, 3M LIBOR + 1.575%, 01/20/28 (c)	500,000	537,332
3.864%, 3M LIBOR + 0.940%, 07/23/24 (c)	1,049,000	1,104,805
3.974%, 3M LIBOR + 1.210%, 02/07/30 (c)	229,000	250,699
4.078%, 3M LIBOR + 1.320%, 04/23/40 (c)	110,000	122,733
4.244%, 3M LIBOR + 1.814%, 04/24/38 (c)	270,000	309,142

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
4.330%, 3M LIBOR + 1.520%, 03/15/50 (c)	110,000	$129,961
4.450%, 03/03/26	167,000	182,011
5.125%, 3M LIBOR + 3.292%, 06/20/24 (c)	307,000	318,129
5.875%, 3M LIBOR + 2.931%, 03/15/28 (c)	341,000	369,167
Bank of Montreal 2.350%, 09/11/22	150,000	151,715
3.300%, 02/05/24	200,000	208,139
3.803%, 5Y USD ICE Swap + 1.432%, 12/15/32 (c)	482,000	499,897
Bank of New York Mellon Corp. (The) 2.661%, 3M LIBOR + 0.634%, 05/16/23 (c)	859,000	870,682
3.650%, 02/04/24	300,000	318,443
Bank of Nova Scotia (The) 4.500%, 12/16/25	60,000	65,273
Barclays plc 4.338%, 3M LIBOR + 1.356%, 05/16/24 (c)	1,446,000	1,510,602
BB&T Corp. 3.750%, 12/06/23	200,000	211,647
BBVA USA 3.500%, 06/11/21	250,000	254,127
BNP Paribas S.A. 2.950%, 05/23/22 (144A)	200,000	203,162
4.705%, 3M LIBOR + 2.235%, 01/10/25 (144A) (c)	800,000	864,847
BPCE S.A. 2.700%, 10/01/29 (144A)	685,000	680,829
3.250%, 01/11/28 (144A)	350,000	365,540
4.000%, 09/12/23 (144A)	250,000	263,358
Canadian Imperial Bank of Commerce 3.100%, 04/02/24 (b)	150,000	154,599
Capital One Financial Corp. 4.250%, 04/30/25	150,000	162,344
Capital One N.A. 2.150%, 09/06/22	285,000	284,758
Citigroup, Inc. 2.876%, 3M LIBOR + 0.950%, 07/24/23 (c)	378,000	383,142
3.200%, 10/21/26	90,000	92,914
3.352%, 3M LIBOR + 0.897%, 04/24/25 (c)	337,000	349,497
3.520%, 3M LIBOR + 1.151%, 10/27/28 (c)	567,000	593,961
3.700%, 01/12/26	250,000	265,096
3.887%, 3M LIBOR + 1.563%, 01/10/28 (c)	1,540,000	1,648,008
3.980%, 3M LIBOR + 1.338%, 03/20/30 (b) (c)	200,000	218,039
4.044%, 3M LIBOR + 1.023%, 06/01/24 (c)	2,883,000	3,045,120
4.400%, 06/10/25	120,000	129,022
4.450%, 09/29/27	74,000	80,737
4.650%, 07/23/48	100,000	122,385
Citizens Bank N.A. 3.700%, 03/29/23	1,255,000	1,315,777
Citizens Financial Group, Inc. 2.375%, 07/28/21	150,000	150,379
Comerica, Inc. 4.000%, 02/01/29	90,000	99,065
Commonwealth Bank of Australia 2.850%, 05/18/26 (144A)	150,000	154,278
3.610%, 5Y H15 + 2.050%, 09/12/34 (144A) (c)	340,000	340,511

Banks—(Continued)
Cooperative Rabobank UA
3.750%, 07/21/26	655,000	679,610
3.875%, 09/26/23 (144A)	670,000	709,965
Credit Agricole S.A. 3.250%, 10/04/24 (144A)	845,000	869,912
3.875%, 04/15/24 (144A)	250,000	266,729
Credit Suisse AG 3.625%, 09/09/24	250,000	264,529
Credit Suisse Group AG 4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b) (c)	1,640,000	1,727,429
4.282%, 01/09/28 (144A)	380,000	408,617
Danske Bank A/S 2.800%, 03/10/21 (144A)	225,000	226,194
3.244%, 3M LIBOR + 1.591%, 12/20/25 (144A) (c)	210,000	211,712
5.000%, 01/12/22 (144A)	925,000	972,526
Fifth Third Bancorp 3.650%, 01/25/24	70,000	73,795
Fifth Third Bank
3.850%, 03/15/26	380,000	405,222
3.950%, 07/28/25	200,000	217,585
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	2,356,000	2,358,422
2.905%, 3M LIBOR + 0.990%, 07/24/23 (c)	500,000	507,046
2.908%, 3M LIBOR + 1.053%, 06/05/23 (c)	150,000	151,973
3.272%, 3M LIBOR + 1.201%, 09/29/25 (c)	550,000	567,676
3.500%, 11/16/26	1,819,000	1,892,129
3.814%, 3M LIBOR + 1.158%, 04/23/29 (c)	350,000	371,060
3.850%, 01/26/27	1,624,000	1,722,570
4.017%, 3M LIBOR + 1.373%, 10/31/38 (c)	435,000	468,012
4.411%, 3M LIBOR + 1.430%, 04/23/39 (c)	140,000	157,986
4.800%, 07/08/44	105,000	125,712
HSBC Holdings plc 3.803%, 3M LIBOR + 1.211%, 03/11/25 (c)	1,132,000	1,179,275
3.950%, 3M LIBOR + 0.987%, 05/18/24 (c)	1,501,000	1,570,192
4.292%, 3M LIBOR + 1.348%, 09/12/26 (c)	250,000	268,369
4.300%, 03/08/26	410,000	443,981
5.100%, 04/05/21	220,000	229,349
Huntington Bancshares, Inc. 2.300%, 01/14/22	190,000	191,035
Huntington National Bank (The) 3.550%, 10/06/23	790,000	829,495
ING Groep NV 3.550%, 04/09/24	300,000	313,442
KeyCorp 4.150%, 10/29/25	90,000	98,499
Lloyds Banking Group plc 3.574%, 3M LIBOR + 1.205%, 11/07/28 (c)	505,000	515,202
4.375%, 03/22/28	283,000	307,367
Macquarie Bank, Ltd. 4.000%, 07/29/25 (144A)	200,000	214,472
Macquarie Group, Ltd. 3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (c)	791,000	826,018
6.000%, 01/14/20 (144A)	250,000	252,633
6.250%, 01/14/21 (144A)	150,000	157,313

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.
2.998%, 02/22/22	100,000	$101,742
3.407%, 03/07/24	250,000	260,126
3.751%, 07/18/39	250,000	269,333
3.761%, 07/26/23	620,000	651,137
Mizuho Financial Group, Inc. 2.555%, 3M LIBOR + 1.100%, 09/13/25 (c)	250,000	249,342
2.869%, 3M LIBOR + 1.310%, 09/13/30 (c)	200,000	199,296
Morgan Stanley 3.125%, 01/23/23	300,000	307,744
3.591%, 3M LIBOR + 1.340%, 07/22/28 (c)	1,524,000	1,607,473
3.737%, 3M LIBOR + 0.847%, 04/24/24 (c)	3,269,000	3,413,853
3.875%, 01/27/26	150,000	160,938
3.971%, 3M LIBOR + 1.455%, 07/22/38 (c)	382,000	419,452
4.300%, 01/27/45	70,000	81,060
4.431%, 3M LIBOR + 1.628%, 01/23/30 (c)	123,000	138,209
5.500%, 01/26/20	100,000	101,075
6.250%, 08/09/26	525,000	636,177
MUFG Union Bank N.A. 3.150%, 04/01/22	535,000	548,186
National Australia Bank, Ltd. 3.375%, 01/14/26	500,000	530,009
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (c)	820,000	841,777
NatWest Markets plc
3.625%, 09/29/22 (144A) (b)	410,000	420,928
Nordea Bank Abp 4.250%, 09/21/22 (144A)	200,000	209,076
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (c)	196,000	201,190
PNC Bank N.A. 3.100%, 10/25/27	250,000	263,290
Regions Bank 3.374%, 3M LIBOR + 0.500%, 08/13/21 (c)	1,750,000	1,765,270
Regions Financial Corp. 3.800%, 08/14/23	45,000	47,471
Royal Bank of Canada 3.700%, 10/05/23	120,000	126,955
Royal Bank of Scotland Group plc 4.269%, 3M LIBOR + 1.762%, 03/22/25 (c)	530,000	554,301
4.519%, 3M LIBOR + 1.550%, 06/25/24 (c)	1,480,000	1,556,550
4.892%, 3M LIBOR + 1.754%, 05/18/29 (c)	200,000	220,045
Santander UK Group Holdings plc 3.373%, 3M LIBOR + 1.080%, 01/05/24 (c)	535,000	543,463
Skandinaviska Enskilda Banken AB 3.050%, 03/25/22 (144A)	200,000	203,939
Societe Generale S.A. 3.875%, 03/28/24 (144A)	555,000	582,310
4.250%, 04/14/25 (144A)	350,000	365,520
Standard Chartered plc 2.744%, 3M LIBOR + 1.200%, 09/10/22 (144A) (c)	310,000	310,319
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (c)	250,000	258,475
4.305%, 3M LIBOR + 1.910%, 05/21/30 (144A) (c)	200,000	214,986
State Street Corp. 2.653%, 3M LIBOR + 0.635%, 05/15/23 (c)	362,000	367,900
3.550%, 08/18/25	115,000	123,200
3.776%, 3M LIBOR + 0.770%, 12/03/24 (c)	50,000	52,911

Banks—(Continued)
Sumitomo Mitsui Financial Group, Inc.
2.778%, 10/18/22	350,000	355,273
2.784%, 07/12/22	230,000	233,424
3.040%, 07/16/29 (b)	305,000	311,922
SunTrust Banks, Inc. 3.300%, 05/15/26	200,000	207,561
3.502%, 3M LIBOR + 0.585%, 08/02/22 (c)	658,000	672,530
3.689%, 3M LIBOR + 0.735%, 08/02/24 (c)	499,000	523,152
4.000%, 05/01/25	106,000	114,588
Svenska Handelsbanken AB 3.900%, 11/20/23	250,000	267,173
Swedbank AB 2.800%, 03/14/22 (144A)	300,000	302,532
Toronto-Dominion Bank (The) 2.650%, 06/12/24	120,000	122,390
3.250%, 03/11/24	100,000	104,593
UBS Group AG 3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (c)	295,000	297,091
UBS Group Funding Switzerland AG 3.491%, 05/23/23 (144A)	540,000	554,347
4.125%, 09/24/25 (144A)	400,000	432,203
US Bancorp 2.375%, 07/22/26	200,000	201,923
3.950%, 11/17/25	250,000	274,920
Wells Fargo & Co. 3.000%, 04/22/26	800,000	820,448
3.069%, 01/24/23	2,257,000	2,299,138
3.196%, 3M LIBOR + 1.170%, 06/17/27 (c)	690,000	712,936
3.750%, 01/24/24	203,000	214,987
4.400%, 06/14/46	115,000	129,216
4.650%, 11/04/44	449,000	519,149
4.750%, 12/07/46	125,000	147,983
5.900%, 3M LIBOR + 3.110%, 06/15/24 (c)	277,000	297,342
Westpac Banking Corp. 2.850%, 05/13/26 (b)	150,000	155,319
4.110%, 5Y H15 + 2.000%, 07/24/34 (c)	258,000	268,995
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (c)	508,000	537,127
4.421%, 07/24/39	90,000	98,905

		81,950,889

Beverages—0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	810,000	936,799
Anheuser-Busch InBev Finance, Inc. 4.700%, 02/01/36	90,000	104,089
Anheuser-Busch InBev Worldwide, Inc. 4.150%, 01/23/25	146,000	159,511
4.375%, 04/15/38	967,000	1,082,847
4.439%, 10/06/48	1,034,000	1,167,520
4.600%, 04/15/48	263,000	303,172
Constellation Brands, Inc. 4.400%, 11/15/25	35,000	38,701
5.250%, 11/15/48	25,000	31,321

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Keurig Dr Pepper, Inc. 2.550%, 09/15/26	999,000	$990,847
3.130%, 12/15/23	55,000	56,738
3.430%, 06/15/27	75,000	77,642

		4,949,187

Biotechnology—0.1%
Baxalta, Inc. 3.600%, 06/23/22	33,000	33,872
Celgene Corp. 3.450%, 11/15/27	920,000	976,589
3.875%, 08/15/25	329,000	355,167
3.900%, 02/20/28	145,000	159,280
4.550%, 02/20/48	250,000	298,273
Gilead Sciences, Inc. 4.000%, 09/01/36	137,000	153,309
4.150%, 03/01/47	353,000	393,558
4.600%, 09/01/35	80,000	94,892

		2,464,940

Building Materials—0.1%
American Woodmark Corp. 4.875%, 03/15/26 (144A)	245,000	246,837
JELD-WEN, Inc. 4.875%, 12/15/27 (144A)	250,000	247,500
Martin Marietta Materials, Inc. 3.450%, 06/01/27	100,000	101,819
Masco Corp. 6.500%, 08/15/32	150,000	183,960
Standard Industries, Inc. 4.750%, 01/15/28 (144A)	345,000	356,613

		1,136,729

Chemicals—0.2%
Celanese US Holdings LLC 3.500%, 05/08/24	318,000	329,733
Chemours Co. (The) 7.000%, 05/15/25 (b)	250,000	236,675
Dow Chemical Co. (The)
3.000%, 11/15/22	82,000	83,550
4.125%, 11/15/21	27,000	27,981
DuPont de Nemours, Inc.
4.493%, 11/15/25	120,000	132,554
5.319%, 11/15/38	60,000	73,246
Eastman Chemical Co. 4.500%, 12/01/28	150,000	165,595
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	285,000	290,700
Hexion, Inc. 7.875%, 07/15/27 (144A)	95,000	93,813
INEOS Group Holdings S.A. 5.625%, 08/01/24 (144A) (b)	500,000	514,940
International Flavors & Fragrances, Inc. 4.450%, 09/26/28	36,000	39,773

Chemicals—(Continued)
Mosaic Co. (The)
4.050%, 11/15/27	742,000	771,020
5.625%, 11/15/43	100,000	110,918
Nutrien, Ltd.
3.000%, 04/01/25	478,000	485,800
4.200%, 04/01/29	50,000	55,056
5.000%, 04/01/49	75,000	87,446
Sherwin-Williams Co. (The) 3.125%, 06/01/24	103,000	106,402
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 8.000%, 10/01/26 (144A) (b)	200,000	199,500
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375%, 09/01/25 (144A)	250,000	242,813

		4,047,515

Commercial Services—0.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 03/15/25 (144A) (b)	531,000	545,603
Global Payments, Inc.
2.650%, 02/15/25	440,000	441,871
3.200%, 08/15/29	265,000	268,412
4.150%, 08/15/49	125,000	131,068
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	335,000	348,400
Hertz Corp. (The) 7.125%, 08/01/26 (144A)	750,000	782,812
Live Nation Entertainment, Inc. 5.625%, 03/15/26 (144A)	275,000	292,531
Service Corp. International 4.625%, 12/15/27	300,000	312,000
United Rentals North America, Inc.
6.500%, 12/15/26 (b)	1,000,000	1,089,500
Western Union Co. (The) 3.600%, 03/15/22	150,000	154,030

		4,366,227

Computers—0.3%
Apple, Inc.
2.850%, 05/11/24	146,000	151,488
3.000%, 02/09/24	100,000	104,110
3.450%, 02/09/45	1,072,000	1,140,810
3.750%, 11/13/47	161,000	180,241
3.850%, 05/04/43	200,000	224,391
Dell International LLC / EMC Corp.
4.900%, 10/01/26 (144A)	390,000	417,795
5.300%, 10/01/29 (144A)	290,000	315,546
6.020%, 06/15/26 (144A)	339,000	382,286
DXC Technology Co. 4.250%, 04/15/24	60,000	62,935
International Business Machines Corp.
2.800%, 05/13/21	565,000	572,547
2.850%, 05/13/22	800,000	817,560
3.000%, 05/15/24	460,000	476,002

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
International Business Machines Corp.
3.300%, 05/15/26	880,000	$928,678
3.500%, 05/15/29	450,000	483,144

		6,257,533

Distribution/Wholesale—0.0%
Performance Food Group, Inc. 5.500%, 10/15/27 (144A)	90,000	94,500

Diversified Financial Services—0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.500%, 01/15/25	150,000	153,092
4.450%, 04/03/26	150,000	160,296
Air Lease Corp.
3.000%, 09/15/23	60,000	60,928
3.250%, 03/01/25	614,000	624,537
3.250%, 10/01/29	285,000	280,377
3.625%, 04/01/27	95,000	98,160
3.625%, 12/01/27	119,000	122,712
Aircastle, Ltd. 4.400%, 09/25/23	35,000	36,789
American Express Co.
3.400%, 02/27/23	667,000	692,636
3.700%, 11/05/21	200,000	206,497
3.700%, 08/03/23	251,000	264,467
4.200%, 11/06/25	150,000	164,931
Avolon Holdings Funding, Ltd.
3.950%, 07/01/24 (144A)	157,000	161,035
4.375%, 05/01/26 (144A)	291,000	300,865
BOC Aviation, Ltd.
2.375%, 09/15/21 (144A)	200,000	198,241
2.750%, 09/18/22 (144A)	220,000	219,955
Brookfield Finance, Inc. 4.850%, 03/29/29	300,000	339,601
Capital One Bank USA N.A. 3.375%, 02/15/23	915,000	942,961
Capital One Financial Corp. 3.900%, 01/29/24	190,000	200,755
Charles Schwab Corp. (The) 3.550%, 02/01/24	160,000	169,179
GE Capital International Funding Co.
2.342%, 11/15/20	550,000	548,661
3.373%, 11/15/25	805,000	821,360
4.418%, 11/15/35	1,712,000	1,795,736
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	325,000	337,563
Mitsubishi UFJ Lease & Finance Co., Ltd. 3.406%, 02/28/22 (144A)	935,000	953,364
3.559%, 02/28/24 (144A)	200,000	207,847
Nuveen LLC 4.000%, 11/01/28 (144A)	100,000	111,705
ORIX Corp. 2.900%, 07/18/22	80,000	81,349

Diversified Financial Services—(Continued)
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	110,000	113,828
5.500%, 02/15/24 (144A)	165,000	178,266
Springleaf Finance Corp. 6.625%, 01/15/28	322,000	346,247
TD Ameritrade Holding Corp. 3.750%, 04/01/24	150,000	159,595

		11,053,535

Electric—1.2%
AEP Texas, Inc. 3.950%, 06/01/28	311,000	343,397
AEP Transmission Co. LLC 3.150%, 09/15/49	30,000	29,475
AES Corp. 5.500%, 04/15/25	100,000	103,875
Ameren Corp. 2.500%, 09/15/24	95,000	95,482
Ameren Illinois Co. 4.500%, 03/15/49	225,000	276,806
Appalachian Power Co. 4.500%, 03/01/49	35,000	41,932
Arizona Public Service Co. 4.700%, 01/15/44	50,000	59,879
Ausgrid Finance Pty, Ltd. 3.850%, 05/01/23 (144A)	150,000	156,346
Baltimore Gas & Electric Co. 2.800%, 08/15/22	70,000	71,186
3.200%, 09/15/49	210,000	207,109
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	157,000	178,703
CMS Energy Corp. 3.875%, 03/01/24	70,000	73,786
Commonwealth Edison Co. 3.650%, 06/15/46	483,000	522,105
3.700%, 03/01/45	128,000	138,143
Connecticut Light & Power Co. (The) 4.000%, 04/01/48	143,000	165,177
Consolidated Edison Co. of New York, Inc. 3.850%, 06/15/46	215,000	234,133
4.650%, 12/01/48	150,000	185,672
Consumers Energy Co. 4.350%, 04/15/49	100,000	122,782
Dominion Energy, Inc. 2.715%, 08/15/21 (d)	410,000	412,677
2.850%, 08/15/26	987,000	995,742
Duke Energy Carolinas LLC 3.200%, 08/15/49	170,000	170,769
3.950%, 11/15/28	350,000	390,722
6.000%, 12/01/28	100,000	125,351
Duke Energy Corp. 3.400%, 06/15/29	55,000	57,775
Duke Energy Indiana LLC 3.250%, 10/01/49	140,000	139,578
3.750%, 05/15/46	640,000	688,043

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Progress LLC 3.700%, 10/15/46	250,000	$268,771
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	754,000	769,546
Edison International 5.750%, 06/15/27	100,000	112,391
EDP Finance B.V. 5.250%, 01/14/21 (144A)	425,000	438,858
Electricite de France S.A. 4.500%, 09/21/28 (144A)	475,000	530,137
Emera U.S. Finance L.P. 4.750%, 06/15/46	283,000	327,752
Enel Finance International NV 3.500%, 04/06/28 (144A)	205,000	209,959
3.625%, 05/25/27 (144A)	220,000	228,329
Entergy Louisiana LLC 2.400%, 10/01/26	483,000	482,625
4.200%, 04/01/50	300,000	352,919
Entergy Mississippi LLC 2.850%, 06/01/28	184,000	188,820
3.850%, 06/01/49	120,000	133,659
Entergy Texas, Inc. 3.550%, 09/30/49	515,000	535,584
4.000%, 03/30/29	303,000	335,139
Evergy, Inc. 2.900%, 09/15/29	605,000	600,327
Exelon Corp. 3.497%, 06/01/22	139,000	142,636
Fortis, Inc. 3.055%, 10/04/26	353,000	358,777
ITC Holdings Corp. 3.250%, 06/30/26	640,000	664,518
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A)	506,000	554,005
6.150%, 06/01/37	100,000	130,002
Louisville Gas & Electric Co. 4.650%, 11/15/43	197,000	240,699
Metropolitan Edison Co. 4.000%, 04/15/25 (144A)	20,000	21,252
MidAmerican Energy Co. 4.250%, 07/15/49	285,000	343,271
National Rural Utilities Cooperative Finance Corp.
2.850%, 01/27/25	824,000	849,122
2.950%, 02/07/24	87,000	89,993
3.900%, 11/01/28	100,000	111,421
4.300%, 03/15/49	119,000	142,904
Nevada Power Co. 3.700%, 05/01/29	190,000	208,357
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	213,000	221,451
NextEra Energy Capital Holdings, Inc. 3.150%, 04/01/24	599,000	618,790
3.500%, 04/01/29	134,000	141,920
Niagara Mohawk Power Corp. 4.278%, 12/15/28 (144A)	200,000	226,363

Electric—(Continued)
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	305,000	317,843
6.625%, 01/15/27	22,000	23,834
7.250%, 05/15/26	250,000	273,812
Ohio Power Co. 4.000%, 06/01/49	135,000	153,638
PacifiCorp 4.125%, 01/15/49	285,000	330,653
Pennsylvania Electric Co. 3.600%, 06/01/29 (144A)	500,000	530,957
Potomac Electric Power Co. 3.600%, 03/15/24	1,064,000	1,124,611
PPL Electric Utilities Corp. 3.000%, 10/01/49	70,000	67,656
Public Service Co. of Colorado 3.200%, 03/01/50	150,000	152,547
Public Service Co. of Oklahoma 6.625%, 11/15/37	100,000	139,537
San Diego Gas & Electric Co.
4.100%, 06/15/49	385,000	435,037
4.300%, 04/01/42	160,000	177,892
Sierra Pacific Power Co. 2.600%, 05/01/26	1,481,000	1,504,864
Southern California Edison Co.
3.600%, 02/01/45	256,000	259,661
3.650%, 03/01/28	324,000	346,757
3.700%, 08/01/25	410,000	433,774
4.050%, 03/15/42	150,000	159,586
Southern Co. (The) 4.400%, 07/01/46	245,000	273,624
Southwestern Electric Power Co. 3.900%, 04/01/45	232,000	245,068
Southwestern Public Service Co.
3.700%, 08/15/47	244,000	265,349
4.400%, 11/15/48	225,000	269,192
Tampa Electric Co. 3.625%, 06/15/50	120,000	127,790
Toledo Edison Co. (The) 7.250%, 05/01/20	15,000	15,377
Tucson Electric Power Co.
3.050%, 03/15/25	50,000	51,001
4.850%, 12/01/48	150,000	189,602
Union Electric Co.
2.950%, 06/15/27	161,000	167,010
3.500%, 03/15/29	176,000	191,317
Virginia Electric & Power Co. 3.800%, 04/01/28	300,000	328,936
Westar Energy, Inc. 3.250%, 09/01/49	205,000	205,974

		25,329,841

Electrical Components & Equipment—0.0%
Energizer Holdings, Inc. 7.750%, 01/15/27 (144A)	520,000	579,384

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	123,000	$126,114

Entertainment—0.0%
Six Flags Entertainment Corp. 4.875%, 07/31/24 (144A)	240,000	248,400
Walt Disney Co. (The) 2.000%, 09/01/29	325,000	316,491

		564,891

Environmental Control—0.0%
Waste Management, Inc.
2.950%, 06/15/24	377,000	389,822
3.200%, 06/15/26	209,000	220,495
3.450%, 06/15/29	65,000	70,106

		680,423

Food—0.2%
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC 5.750%, 03/15/25	235,000	242,050
Campbell Soup Co. 3.950%, 03/15/25	115,000	121,925
Conagra Brands, Inc.
4.600%, 11/01/25	20,000	21,997
5.300%, 11/01/38	40,000	46,591
Kraft Heinz Foods Co.
4.375%, 06/01/46	601,000	570,572
5.000%, 07/15/35	295,000	314,700
Kroger Co. (The) 3.875%, 10/15/46	598,000	570,862
McCormick & Co., Inc.
3.150%, 08/15/24	60,000	62,177
3.400%, 08/15/27	70,000	73,392
Post Holdings, Inc. 5.500%, 03/01/25 (144A)	480,000	502,800
Smithfield Foods, Inc. 5.200%, 04/01/29 (144A)	150,000	165,371
Sysco Corp. 3.750%, 10/01/25	83,000	89,110
Tyson Foods, Inc. 4.550%, 06/02/47	300,000	336,659

		3,118,206

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A)	290,000	300,875

Forest Products & Paper—0.0%
International Paper Co. 4.350%, 08/15/48	198,000	205,502

Gas—0.1%
Atmos Energy Corp.
2.625%, 09/15/29	220,000	222,545
4.125%, 03/15/49	145,000	167,950
Boston Gas Co. 3.001%, 08/01/29 (144A)	120,000	123,632
Brooklyn Union Gas Co. (The) 3.865%, 03/04/29 (144A)	170,000	187,255
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	258,000	260,868
NiSource, Inc.
2.950%, 09/01/29	305,000	306,730
6.250%, 12/15/40	75,000	98,935
ONE Gas, Inc. 4.500%, 11/01/48	142,000	173,598
Piedmont Natural Gas Co., Inc. 3.500%, 06/01/29	422,000	450,956
Southern California Gas Co. 4.300%, 01/15/49	180,000	213,773

		2,206,242

Healthcare-Products—0.3%
Abbott Laboratories
2.950%, 03/15/25	164,000	170,213
4.900%, 11/30/46	401,000	517,372
Alcon Finance Corp.
2.750%, 09/23/26 (144A)	200,000	201,636
3.000%, 09/23/29 (144A)	620,000	627,572
Becton Dickinson & Co. 3.363%, 06/06/24	1,234,000	1,287,213
Boston Scientific Corp.
3.750%, 03/01/26	400,000	427,680
4.000%, 03/01/29	170,000	187,946
4.550%, 03/01/39	248,000	292,800
4.700%, 03/01/49	153,000	187,345
Covidien International Finance S.A. 2.950%, 06/15/23	169,000	174,540
Medtronic, Inc. 4.375%, 03/15/35	233,000	280,534
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	283,000	291,547
3.650%, 12/15/25	285,000	305,758
Zimmer Biomet Holdings, Inc. 3.700%, 03/19/23	26,000	27,092

		4,979,248

Healthcare-Services—0.4%
Aetna, Inc.
2.750%, 11/15/22	363,000	367,264
3.875%, 08/15/47	326,000	317,416
Anthem, Inc.
2.375%, 01/15/25	180,000	178,933
3.350%, 12/01/24	175,000	181,981
3.650%, 12/01/27	645,000	678,781
4.101%, 03/01/28	140,000	151,241

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
BCPE Cycle Merger Sub II, Inc.
10.625%, 07/15/27 (144A)	100,000	$96,500
CHS/Community Health Systems Inc. 8.625%, 01/15/24 (144A)	200,000	206,500
DaVita, Inc. 5.000%, 05/01/25	502,000	500,117
Encompass Health Corp.
4.500%, 02/01/28 (b)	80,000	80,880
5.750%, 11/01/24	400,000	404,180
5.750%, 09/15/25	100,000	104,335
Envision Healthcare Corp. 8.750%, 10/15/26 (144A) (b)	250,000	152,500
HCA, Inc.
4.500%, 02/15/27	378,000	405,358
5.125%, 06/15/39	110,000	120,299
5.250%, 04/15/25	350,000	389,329
5.250%, 06/15/26	150,000	167,055
5.250%, 06/15/49	217,000	238,259
5.375%, 09/01/26 (b)	1,500,000	1,648,050
Tenet Healthcare Corp.
4.625%, 07/15/24	20,000	20,555
4.875%, 01/01/26 (144A)	490,000	502,862
5.125%, 11/01/27 (144A)	210,000	217,004
6.750%, 06/15/23	750,000	787,635
7.000%, 08/01/25	90,000	91,463
UnitedHealth Group, Inc.
3.100%, 03/15/26	674,000	703,223
3.500%, 08/15/39	238,000	247,897
3.700%, 08/15/49	143,000	151,602

		9,111,219

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.625%, 10/15/23	250,000	257,187

Household Products/Wares—0.1%
ACCO Brands Corp. 5.250%, 12/15/24 (144A)	350,000	362,250
Central Garden & Pet Co. 5.125%, 02/01/28 (b)	300,000	306,000
Prestige Brands, Inc. 6.375%, 03/01/24 (144A)	240,000	249,600
Reckitt Benckiser Treasury Services plc
2.375%, 06/24/22 (144A)	512,000	515,174
3.000%, 06/26/27 (144A)	200,000	205,609
Spectrum Brands, Inc.
5.000%, 10/01/29 (144A)	25,000	25,438
5.750%, 07/15/25	400,000	417,396

		2,081,467

Insurance—0.5%
Aflac, Inc. 4.750%, 01/15/49	335,000	408,528
AIA Group, Ltd. 3.900%, 04/06/28 (144A)	210,000	228,171

Insurance—(Continued)
American Financial Group, Inc. 3.500%, 08/15/26	70,000	71,909
American International Group, Inc. 3.875%, 01/15/35	798,000	838,008
Assurant, Inc.
4.200%, 09/27/23	150,000	156,909
Athene Global Funding
2.750%, 04/20/20 (144A)	180,000	180,626
4.000%, 01/25/22 (144A)	90,000	93,404
Athene Holding, Ltd. 4.125%, 01/12/28	42,000	43,191
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48	266,000	311,703
4.250%, 01/15/49	210,000	248,934
4.400%, 05/15/42	200,000	238,706
Chubb INA Holdings, Inc. 3.150%, 03/15/25	110,000	115,486
Globe Life, Inc. 4.550%, 09/15/28	30,000	33,565
Great-West Lifeco Finance Delaware L.P. 4.150%, 06/03/47 (144A)	40,000	44,625
Guardian Life Global Funding 2.500%, 05/08/22 (144A)	228,000	230,109
Harborwalk Funding Trust 5.077%, 3M LIBOR + 3.191%, 02/15/69 (144A) (c)	505,000	609,181
Hartford Financial Services Group, Inc. (The)
4.300%, 04/15/43	25,000	27,772
6.100%, 10/01/41	25,000	34,047
Jackson National Life Global Funding
3.250%, 01/30/24 (144A)	90,000	93,599
3.875%, 06/11/25 (144A)	577,000	620,675
Lincoln National Corp.
3.050%, 01/15/30	100,000	99,648
3.800%, 03/01/28 (b)	633,000	669,423
Manulife Financial Corp. 4.061%, 5Y USD ICE Swap + 1.647%, 02/24/32 (c)	378,000	393,644
Markel Corp. 3.500%, 11/01/27	100,000	102,254
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	60,000	102,163
New York Life Global Funding 3.000%, 01/10/28 (144A)	309,000	322,861
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	75,000	88,181
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	150,000	155,347
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (c)	97,000	102,619
Principal Financial Group, Inc. 3.700%, 05/15/29	75,000	80,839
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (c)	90,000	92,925
Prudential Financial, Inc. 3.905%, 12/07/47	595,000	639,255
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	250,000	323,329

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Reliance Standard Life Global Funding II
2.625%, 07/22/22 (144A)	605,000	$610,076
3.850%, 09/19/23 (144A)	905,000	951,044
Swiss Re Finance Luxembourg S.A. 5.000%, 5Y H15 + 3.582%, 04/02/49 (144A) (c)	400,000	441,500
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	100,000	113,488
Voya Financial, Inc. 3.650%, 06/15/26	180,000	189,520

		10,107,264

Internet—0.1%
Amazon.com, Inc. 3.150%, 08/22/27	588,000	624,924
Booking Holdings, Inc. 2.750%, 03/15/23	71,000	72,717
Netflix, Inc. 5.875%, 11/15/28	530,000	575,739
Zayo Group LLC / Zayo Capital, Inc. 6.375%, 05/15/25	315,000	324,387

		1,597,767

Leisure Time—0.0%
Sabre GLBL, Inc. 5.250%, 11/15/23 (144A)	400,000	411,000

Lodging—0.2%
Boyd Gaming Corp. 6.375%, 04/01/26	275,000	291,500
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 04/01/25	500,000	515,000
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26	250,000	269,375
MGM Resorts International 5.500%, 04/15/27	2,000,000	2,191,700
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.500%, 03/01/25 (144A)	500,000	525,000

		3,792,575

Machinery-Construction & Mining—0.0%
Caterpillar Financial Services Corp. 3.650%, 12/07/23	70,000	74,296
Terex Corp. 5.625%, 02/01/25 (144A)	300,000	307,875

		382,171

Machinery-Diversified—0.1%
John Deere Capital Corp.
2.250%, 09/14/26	130,000	129,823
3.450%, 01/10/24	35,000	36,878
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	240,000	246,576

Machinery-Diversified—(Continued)
Roper Technologies, Inc.
2.950%, 09/15/29	500,000	501,340
3.000%, 12/15/20	83,000	83,731
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	200,000	212,750
Welbilt, Inc. 9.500%, 02/15/24	250,000	267,500

		1,478,598

Media—0.9%
Altice Luxembourg S.A.
10.500%, 05/15/27 (144A)	350,000	394,450
CBS Corp. 3.375%, 02/15/28	353,000	361,470
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27 (144A)	1,000,000	1,043,750
5.875%, 04/01/24 (144A)	1,000,000	1,043,460
5.875%, 05/01/27 (144A)	1,000,000	1,057,500
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.750%, 02/15/28	206,000	211,401
5.375%, 05/01/47	452,000	491,863
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27 (144A)	100,000	104,185
9.250%, 02/15/24 (144A)	455,000	499,890
Comcast Corp.
2.350%, 01/15/27	1,417,000	1,410,396
3.150%, 03/01/26	596,000	624,254
3.200%, 07/15/36	1,027,000	1,053,284
3.400%, 07/15/46	397,000	407,159
3.900%, 03/01/38	465,000	514,763
3.950%, 10/15/25	279,000	303,775
4.600%, 10/15/38	50,000	59,913
4.950%, 10/15/58	55,000	70,563
6.500%, 11/15/35	90,000	126,075
7.050%, 03/15/33	187,000	269,580
COX Communications, Inc. 4.600%, 08/15/47 (144A)	175,000	192,179
CSC Holdings LLC
6.500%, 02/01/29 (144A)	360,000	400,131
10.875%, 10/15/25 (144A)	300,000	339,735
Discovery Communications LLC 5.300%, 05/15/49	84,000	93,077
DISH DBS Corp.
5.875%, 11/15/24	780,000	773,175
7.750%, 07/01/26 (b)	1,000,000	1,019,000
Entercom Media Corp. 6.500%, 05/01/27 (144A)	190,000	198,550
Fox Corp.
4.030%, 01/25/24 (144A)	148,000	157,450
4.709%, 01/25/29 (144A)	45,000	51,365
GCI LLC 6.875%, 04/15/25	200,000	210,500
Nexstar Escrow, Inc. 5.625%, 07/15/27 (144A)	235,000	246,163

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Sinclair Television Group, Inc.
5.125%, 02/15/27 (144A)	250,000	$251,250
5.625%, 08/01/24 (144A)	250,000	257,188
Sirius XM Radio, Inc. 5.375%, 07/15/26 (144A)	731,000	767,448
Time Warner Cable LLC
4.500%, 09/15/42	667,000	655,923
6.550%, 05/01/37	50,000	60,052
6.750%, 06/15/39	265,000	323,288
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	290,000	297,975
Viacom, Inc. 4.375%, 03/15/43	213,000	219,476
Videotron, Ltd. 5.125%, 04/15/27 (144A)	465,000	491,737
Virgin Media Secured Finance plc 5.250%, 01/15/26 (144A)	200,000	205,500

		17,258,893

Metal Fabricate/Hardware—0.0%
Novelis Corp. 6.250%, 08/15/24 (144A)	240,000	250,800
Precision Castparts Corp. 4.200%, 06/15/35	60,000	66,927

		317,727

Mining—0.1%
Alcoa Nederland Holding B.V. 7.000%, 09/30/26 (144A)	250,000	271,258
Freeport-McMoRan, Inc. 4.550%, 11/14/24	600,000	614,880
Glencore Funding LLC
4.000%, 03/27/27 (144A)	205,000	210,755
4.875%, 03/12/29 (144A)	322,000	348,026
Newmont Goldcorp Corp. 2.800%, 10/01/29	80,000	78,957

		1,523,876

Miscellaneous Manufacturing—0.2%
Eaton Corp. 5.800%, 03/15/37	100,000	123,548
Gates Global LLC / Gates Global Co. 6.000%, 07/15/22 (144A)	350,000	348,687
General Electric Co.
2.700%, 10/09/22	375,000	375,971
3.100%, 01/09/23	236,000	239,138
4.125%, 10/09/42	73,000	73,689
4.375%, 09/16/20	250,000	254,316
5.550%, 01/05/26	633,000	715,967
Parker-Hannifin Corp. 3.300%, 11/21/24	114,000	119,122
Siemens Financieringsmaatschappij NV
3.125%, 03/16/24 (144A)	250,000	260,855
3.250%, 05/27/25 (144A)	550,000	578,033

Miscellaneous Manufacturing—(Continued)
Textron, Inc. 3.900%, 09/17/29	416,000	446,070

		3,535,396

Oil & Gas—0.6%
Antero Resources Corp. 5.625%, 06/01/23 (b)	250,000	216,250
Apache Corp.
4.375%, 10/15/28 (b)	255,000	261,539
5.100%, 09/01/40	100,000	99,710
BP Capital Markets America, Inc.
2.750%, 05/10/23	100,000	102,152
3.017%, 01/16/27	881,000	911,036
3.224%, 04/14/24	300,000	312,454
3.410%, 02/11/26	120,000	126,871
3.796%, 09/21/25	100,000	108,056
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 02/01/25	150,000	129,000
Canadian Natural Resources, Ltd.
3.850%, 06/01/27	635,000	669,882
3.900%, 02/01/25	150,000	158,281
Cenovus Energy, Inc. 5.250%, 06/15/37	155,000	168,890
Concho Resources, Inc. 4.375%, 01/15/25	100,000	103,655
Encana Corp. 7.375%, 11/01/31	250,000	315,799
Eni S.p.A.
4.250%, 05/09/29 (144A) (b)	235,000	256,956
4.750%, 09/12/28 (144A)	305,000	346,123
Eni USA, Inc. 7.300%, 11/15/27	100,000	128,919
EOG Resources, Inc. 2.625%, 03/15/23 (b)	150,000	152,903
Exxon Mobil Corp.
2.995%, 08/16/39	300,000	301,083
3.095%, 08/16/49	175,000	176,123
Gulfport Energy Corp. 6.000%, 10/15/24	350,000	253,172
Marathon Petroleum Corp. 4.750%, 09/15/44	284,000	305,399
MEG Energy Corp.
6.500%, 01/15/25 (144A)	120,000	122,400
7.000%, 03/31/24 (144A)	190,000	183,350
Noble Energy, Inc.
3.850%, 01/15/28	871,000	904,084
3.900%, 11/15/24	277,000	290,414
6.000%, 03/01/41	160,000	193,271
Oasis Petroleum, Inc. 6.875%, 01/15/23 (b)	325,000	297,375
Occidental Petroleum Corp.
2.900%, 08/15/24	140,000	141,063
3.000%, 02/15/27	709,000	703,806
3.500%, 08/15/29	283,000	287,342

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Occidental Petroleum Corp.
4.200%, 03/15/48	100,000	$99,189
4.300%, 08/15/39	139,000	142,678
5.550%, 03/15/26	100,000	113,070
Phillips 66
3.900%, 03/15/28	110,000	118,607
4.875%, 11/15/44	239,000	284,937
Shell International Finance B.V.
2.875%, 05/10/26	376,000	391,958
3.500%, 11/13/23	570,000	604,098
3.750%, 09/12/46	201,000	224,474
Suncor Energy, Inc. 5.350%, 07/15/33	150,000	182,291
Total Capital International S.A.
2.829%, 01/10/30	365,000	376,226
3.461%, 07/12/49	384,000	406,417
Whiting Petroleum Corp. 6.625%, 01/15/26 (b)	400,000	270,000

		11,941,303

Oil & Gas Services—0.1%
Archrock Partners L.P. / Archrock Partners Finance Corp. 6.000%, 10/01/22	200,000	202,250
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	25,000	28,651
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	652,000	668,893
Halliburton Co.
3.800%, 11/15/25	85,000	90,142
4.850%, 11/15/35	375,000	416,250
Schlumberger Holdings Corp.
3.750%, 05/01/24 (144A)	75,000	78,993
3.900%, 05/17/28 (144A)	869,000	920,003
4.000%, 12/21/25 (144A)	50,000	53,315

		2,458,497

Packaging & Containers—0.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.000%, 02/15/25 (144A)	750,000	784,200
LABL Escrow Issuer LLC 6.750%, 07/15/26 (144A)	230,000	239,056
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A)	335,000	345,402
WRKCo, Inc. 3.750%, 03/15/25	150,000	157,919

		1,526,577

Pharmaceuticals—0.8%
AbbVie, Inc.
4.250%, 11/14/28	367,000	398,530
4.400%, 11/06/42	110,000	113,516
4.450%, 05/14/46	430,000	445,682
Allergan Finance LLC 4.625%, 10/01/42	90,000	93,427

Pharmaceuticals—(Continued)
Allergan Funding SCS 4.550%, 03/15/35	142,000	150,841
AstraZeneca plc
4.000%, 09/18/42	213,000	235,381
6.450%, 09/15/37	50,000	70,638
Bausch Health Cos., Inc.
7.000%, 03/15/24 (144A)	885,000	930,100
9.000%, 12/15/25 (144A)	1,625,000	1,824,062
Bristol-Myers Squibb Co.
2.900%, 07/26/24 (144A)	345,000	355,994
3.200%, 06/15/26 (144A)	174,000	182,427
3.400%, 07/26/29 (144A)	485,000	518,570
4.125%, 06/15/39 (144A)	105,000	119,059
4.250%, 10/26/49 (144A)	142,000	165,355
Cigna Corp. 4.375%, 10/15/28	963,000	1,055,706
CVS Health Corp.
2.625%, 08/15/24	70,000	70,242
2.875%, 06/01/26	1,255,000	1,256,538
3.250%, 08/15/29	220,000	221,204
4.300%, 03/25/28	653,000	706,293
4.780%, 03/25/38	472,000	520,334
5.050%, 03/25/48	153,000	173,997
5.300%, 12/05/43	200,000	234,193
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	291,034	315,571
5.880%, 01/10/28	376,121	418,120
8.353%, 07/10/31 (144A)	147,540	188,993
Elanco Animal Health, Inc. 3.912%, 08/27/21	380,000	389,161
Eli Lilly & Co.
3.875%, 03/15/39	371,000	424,260
3.950%, 03/15/49	63,000	72,964
4.150%, 03/15/59	105,000	123,649
GlaxoSmithKline Capital plc 3.000%, 06/01/24	412,000	426,548
GlaxoSmithKline Capital, Inc. 3.375%, 05/15/23	225,000	234,939
Johnson & Johnson 3.400%, 01/15/38	223,000	241,208
Mylan NV 3.950%, 06/15/26	338,000	349,771
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A)	265,000	241,150
Pfizer, Inc.
3.450%, 03/15/29	810,000	878,262
3.900%, 03/15/39	180,000	201,521
4.000%, 03/15/49	279,000	321,940
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	170,000	173,412
3.200%, 09/23/26	1,368,000	1,411,756
Zoetis, Inc.
3.000%, 09/12/27	169,000	173,440
4.500%, 11/13/25	821,000	911,146

		17,339,900

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—0.5%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	100,000	$105,902
4.250%, 07/15/27 (144A)	70,000	75,281
Boardwalk Pipelines L.P.
4.450%, 07/15/27	34,000	34,991
4.800%, 05/03/29	65,000	69,047
Buckeye Partners L.P. 5.600%, 10/15/44	382,000	308,020
Cheniere Energy Partners L.P. 4.500%, 10/01/29 (144A)	140,000	143,412
Columbia Pipeline Group, Inc. 4.500%, 06/01/25	423,000	455,958
Enable Midstream Partners L.P.
4.150%, 09/15/29	90,000	86,620
4.400%, 03/15/27	70,000	70,238
4.950%, 05/15/28	80,000	83,104
Enbridge, Inc. 3.500%, 06/10/24 (b)	292,000	304,988
Energy Transfer Operating L.P.
4.200%, 04/15/27	297,000	312,417
4.750%, 01/15/26	290,000	314,402
5.150%, 02/01/43	566,000	588,283
6.250%, 04/15/49	70,000	84,991
EnLink Midstream Partners L.P. 4.850%, 07/15/26	310,000	294,500
Enterprise Products Operating LLC
3.750%, 02/15/25	67,000	71,284
3.900%, 02/15/24	82,000	87,234
4.200%, 01/31/50	391,000	418,094
4.250%, 02/15/48	285,000	306,615
4.950%, 10/15/54	33,000	38,413
EQM Midstream Partners L.P.
5.500%, 07/15/28	150,000	150,049
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	300,000	329,087
Kinder Morgan, Inc.
5.200%, 03/01/48 (b)	80,000	92,184
5.300%, 12/01/34	595,000	683,531
MPLX L.P.
4.125%, 03/01/27	80,000	84,413
4.500%, 04/15/38	465,000	482,245
4.700%, 04/15/48	119,000	124,301
5.200%, 03/01/47	81,000	89,531
ONEOK Partners L.P.
3.375%, 10/01/22	65,000	66,586
4.900%, 03/15/25	382,000	420,114
5.000%, 09/15/23	70,000	75,786
6.650%, 10/01/36	140,000	174,444
ONEOK, Inc.
3.400%, 09/01/29	235,000	232,574
4.450%, 09/01/49	135,000	134,764
4.950%, 07/13/47	59,000	64,005
Phillips 66 Partners L.P.
3.150%, 12/15/29	40,000	39,363
4.900%, 10/01/46	251,000	282,043

Pipelines—(Continued)
Southern Natural Gas Co. LLC
4.800%, 03/15/47 (144A)	102,000	113,001
8.000%, 03/01/32	70,000	98,557
Spectra Energy Partners L.P. 3.500%, 03/15/25	439,000	456,629
Sunoco Logistics Partners Operations L.P.
4.950%, 01/15/43	150,000	151,879
5.350%, 05/15/45	330,000	353,823
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.250%, 11/15/23	300,000	302,250
6.500%, 07/15/27 (144A)	300,000	327,327
6.750%, 03/15/24	235,000	243,519
Texas Eastern Transmission L.P. 3.500%, 01/15/28 (144A)	45,000	46,803
TransCanada PipeLines, Ltd. 5.100%, 03/15/49	82,000	98,521
Transcanada Trust 5.500%, 3M LIBOR + 4.154%, 09/15/79 (c)	298,000	307,247

		10,278,370

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A) (b)	243,000	263,226

Real Estate Investment Trusts—0.5%
Alexandria Real Estate Equities, Inc.
2.750%, 12/15/29	95,000	93,635
3.800%, 04/15/26	105,000	111,706
4.000%, 02/01/50	111,000	120,991
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	150,000	157,567
American Tower Corp.
3.125%, 01/15/27	501,000	510,982
3.375%, 10/15/26	304,000	316,517
3.600%, 01/15/28	147,000	154,925
3.700%, 10/15/49	210,000	209,393
3.800%, 08/15/29	113,000	120,635
3.950%, 03/15/29	236,000	254,316
AvalonBay Communities, Inc. 3.450%, 06/01/25	404,000	427,058
Boston Properties L.P. 4.500%, 12/01/28	100,000	113,777
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	60,000	62,750
Crown Castle International Corp. 4.450%, 02/15/26	100,000	109,687
Equinix, Inc. 5.875%, 01/15/26	500,000	531,955
ERP Operating L.P. 4.150%, 12/01/28	120,000	134,532
ESH Hospitality, Inc.
4.625%, 10/01/27 (144A)	120,000	120,300
5.250%, 05/01/25 (144A)	285,000	294,619

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	680,000	$706,127
HCP, Inc.
3.250%, 07/15/26	277,000	284,949
3.500%, 07/15/29	118,000	122,634
4.200%, 03/01/24	353,000	379,681
Iron Mountain, Inc. 4.375%, 06/01/21 (144A)	250,000	252,552
Liberty Property L.P. 4.375%, 02/01/29	217,000	242,506
Life Storage L.P. 4.000%, 06/15/29	137,000	146,592
Mid-America Apartments L.P. 4.000%, 11/15/25	85,000	91,092
National Retail Properties, Inc. 4.000%, 11/15/25	100,000	107,190
Office Properties Income Trust
4.000%, 07/15/22	140,000	142,680
4.150%, 02/01/22	280,000	286,321
Public Storage 3.385%, 05/01/29	60,000	64,364
Realty Income Corp.
3.250%, 06/15/29	155,000	162,165
3.875%, 04/15/25	60,000	64,458
Regency Centers L.P. 2.950%, 09/15/29	115,000	114,761
SBA Communications Corp. 4.875%, 09/01/24	184,000	190,440
Scentre Group Trust 1 / Scentre Group Trust 2 3.250%, 10/28/25 (144A)	381,000	390,498
Simon Property Group, Inc. 2.450%, 09/13/29	320,000	313,159
UDR, Inc.
2.950%, 09/01/26	386,000	392,554
3.000%, 08/15/31	120,000	120,206
3.500%, 07/01/27	100,000	105,626
Ventas Realty L.P.
4.125%, 01/15/26	62,000	67,059
4.875%, 04/15/49	88,000	105,210
VICI Properties 1 LLC / VICI FC, Inc. 8.000%, 10/15/23	500,000	546,650
Welltower, Inc.
3.100%, 01/15/30	320,000	320,226
3.625%, 03/15/24	485,000	509,254
4.000%, 06/01/25	307,000	328,134
4.500%, 01/15/24	100,000	108,030

		10,510,463

Retail—0.2%
1011778 BC ULC / New Red Finance, Inc. 3.875%, 01/15/28 (144A)	60,000	60,382
CK Hutchison International 19, Ltd.
2.750%, 09/06/29 (144A)	460,000	457,266
3.625%, 04/11/29 (144A)	205,000	217,712

Retail—(Continued)
Darden Restaurants, Inc. 4.550%, 02/15/48	73,000	77,144
Home Depot, Inc. (The) 3.900%, 12/06/28	190,000	213,581
Lowe’s Cos., Inc.
3.650%, 04/05/29 (b)	249,000	266,301
3.700%, 04/15/46	363,000	365,088
4.050%, 05/03/47	208,000	222,173
4.550%, 04/05/49	122,000	140,934
McDonald’s Corp.
3.350%, 04/01/23	45,000	46,968
3.625%, 05/01/43	582,000	592,338
3.625%, 09/01/49	125,000	126,471
6.300%, 10/15/37	160,000	220,744
O’Reilly Automotive, Inc. 3.550%, 03/15/26	60,000	63,271
PetSmart, Inc.
5.875%, 06/01/25 (144A)	500,000	497,500
8.875%, 06/01/25 (144A) (b)	265,000	251,088
Rite Aid Corp. 6.125%, 04/01/23 (144A) (b)	305,000	241,972
Staples, Inc. 7.500%, 04/15/26 (144A)	229,000	235,939
Starbucks Corp. 3.750%, 12/01/47	206,000	212,767
Walmart, Inc. 3.700%, 06/26/28	258,000	286,199

		4,795,838

Savings & Loans—0.0%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (c)	780,000	819,254

Semiconductors—0.1%
Analog Devices, Inc. 4.500%, 12/05/36	113,000	123,452
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.125%, 01/15/25	865,000	858,825
3.875%, 01/15/27	120,000	120,620
Broadcom, Inc. 4.750%, 04/15/29 (144A) (b)	450,000	475,644

		1,578,541

Software—0.4%
CDK Global, Inc. 5.250%, 05/15/29 (144A)	200,000	207,000
Fidelity National Information Services, Inc.
3.750%, 05/21/29	553,000	600,032
4.750%, 05/15/48	53,000	64,574
Fiserv, Inc.
3.200%, 07/01/26	60,000	62,160
3.500%, 07/01/29	697,000	733,470
4.400%, 07/01/49	60,000	67,366
Infor U.S., Inc. 6.500%, 05/15/22	970,000	985,762

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Informatica LLC 7.125%, 07/15/23 (144A)	250,000	$254,375
Microsoft Corp.
3.500%, 02/12/35	1,500,000	1,658,556
3.700%, 08/08/46	601,000	688,812
4.500%, 10/01/40	400,000	501,150
Oracle Corp.
2.950%, 05/15/25	450,000	468,097
3.800%, 11/15/37	366,000	401,910
3.900%, 05/15/35	764,000	848,713
4.000%, 11/15/47	181,000	203,386
4.300%, 07/08/34	300,000	349,087
VMware, Inc. 2.950%, 08/21/22	100,000	101,421

		8,195,871

Telecommunications—1.0%
Altice France S.A. 7.375%, 05/01/26 (144A)	413,000	443,339
AT&T, Inc.
2.950%, 07/15/26	209,000	211,991
3.800%, 02/15/27	375,000	397,358
3.950%, 01/15/25	550,000	587,466
4.125%, 02/17/26	200,000	216,013
4.300%, 02/15/30	195,000	214,608
4.300%, 12/15/42	952,000	994,023
4.350%, 03/01/29	251,000	277,388
4.350%, 06/15/45	618,000	651,983
5.250%, 03/01/37	160,000	188,390
5.350%, 09/01/40	300,000	351,694
Bell Canada, Inc. 4.300%, 07/29/49	160,000	184,213
CenturyLink, Inc.
6.750%, 12/01/23 (b)	250,000	273,750
7.500%, 04/01/24	365,000	408,198
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	100,000	92,500
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	500,000	451,250
CommScope. Inc. 6.000%, 03/01/26 (144A)	500,000	517,400
Crown Castle Towers LLC 3.663%, 05/15/45 (144A)	225,000	235,581
Frontier Communications Corp. 8.000%, 04/01/27 (144A) (b)	325,000	342,774
Intelsat Jackson Holdings S.A.
8.000%, 02/15/24 (144A)	240,000	249,300
9.750%, 07/15/25 (144A)	245,000	255,903
Level 3 Financing, Inc. 5.375%, 05/01/25	385,000	398,956
Level 3 Parent LLC 5.750%, 12/01/22	250,000	251,000
Plantronics, Inc. 5.500%, 05/31/23 (144A)	240,000	240,600

Telecommunications—(Continued)
Rogers Communications, Inc. 4.350%, 05/01/49	90,000	103,572
Sprint Capital Corp. 8.750%, 03/15/32	1,000,000	1,233,450
Sprint Corp.
7.625%, 02/15/25	105,000	115,500
7.625%, 03/01/26	1,000,000	1,103,750
T-Mobile USA, Inc. 6.500%, 01/15/26	1,000,000	1,075,190
Telecom Italia Capital S.A. 6.000%, 09/30/34	485,000	516,525
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	570,000	627,224
United States Cellular Corp. 6.700%, 12/15/33	280,000	302,758
Verizon Communications, Inc.
2.625%, 08/15/26	50,000	50,649
3.850%, 11/01/42	1,020,000	1,094,127
4.016%, 12/03/29	644,000	716,000
4.125%, 03/16/27	400,000	441,474
4.272%, 01/15/36	234,000	263,542
4.329%, 09/21/28	1,094,000	1,240,941
4.400%, 11/01/34	213,000	242,797
4.500%, 08/10/33	300,000	349,101
4.862%, 08/21/46	42,000	51,354
5.050%, 03/15/34	250,000	294,245
Vodafone Group plc
4.250%, 09/17/50	280,000	285,404
4.375%, 05/30/28	525,000	579,949
4.875%, 06/19/49	240,000	267,405
6.250%, 11/30/32	160,000	200,761

		19,591,396

Toys/Games/Hobbies—0.0%
Mattel, Inc. 6.750%, 12/31/25 (144A)	500,000	521,720

Transportation—0.3%
Burlington Northern Santa Fe LLC
3.000%, 03/15/23	250,000	257,701
3.050%, 09/01/22	310,000	318,677
3.550%, 02/15/50	233,000	247,259
3.900%, 08/01/46	439,000	491,739
Canadian Pacific Railway Co. 5.750%, 03/15/33	120,000	152,110
CSX Corp.
3.250%, 06/01/27	738,000	775,057
3.350%, 09/15/49	110,000	107,544
3.800%, 11/01/46	404,000	424,169
4.750%, 11/15/48	145,000	174,948
6.150%, 05/01/37	60,000	78,944
JB Hunt Transport Services, Inc. 3.875%, 03/01/26	80,000	84,828
Norfolk Southern Corp.
2.900%, 06/15/26	285,000	294,029
4.150%, 02/28/48	307,000	347,288

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Ryder System, Inc.
2.500%, 05/11/20	420,000	$420,721
2.875%, 09/01/20	170,000	171,105
Union Pacific Corp.
3.350%, 08/15/46	444,000	438,185
3.550%, 08/15/39	176,000	184,369
3.600%, 09/15/37	146,000	154,352

		5,123,025

Trucking & Leasing—0.0%
Aviation Capital Group LLC
3.875%, 05/01/23 (144A)	100,000	103,419
4.125%, 08/01/25 (144A)	80,000	83,468

		186,887

Total Corporate Bonds & Notes (Cost $307,538,223)		326,317,329

U.S. Treasury & Government Agencies—8.9%

Agency Sponsored Mortgage - Backed—4.0%
Fannie Mae 30 Yr. Pool
4.000%, 06/01/46	1,074,385	1,146,760
4.000%, 07/01/47	1,102,134	1,157,541
4.000%, 11/01/47	485,128	509,120
4.000%, 12/01/47	449,233	470,611
4.500%, 04/01/39	188,253	200,309
4.500%, 12/01/40	287,837	311,711
4.500%, 06/01/48	443,403	471,878
4.500%, 07/01/48	342,315	359,995
4.500%, 01/01/49	943,887	1,016,257
5.000%, 07/01/44	743,548	819,143
5.000%, 06/01/48	344,534	370,930
5.000%, 07/01/48	738,515	805,203
5.000%, 08/01/48	476,080	519,607
5.000%, 10/01/48	999,446	1,076,018
5.000%, 01/01/49	705,641	775,982
Fannie Mae Pool
2.600%, 10/01/31	350,000	362,651
2.660%, 11/01/26	640,900	665,660
2.820%, 09/01/27	650,000	682,088
3.060%, 08/01/32	350,000	371,606
3.120%, 01/01/30	875,485	941,937
3.130%, 02/01/30	300,000	322,811
3.140%, 12/01/31	1,252,000	1,354,575
3.150%, 06/01/36	472,981	510,362
3.170%, 01/01/30	550,000	593,308
3.200%, 03/01/28	977,968	1,055,928
3.220%, 01/01/30	450,000	487,456
3.230%, 01/01/30	2,437,354	2,636,521
3.240%, 01/01/22	518,832	531,913
3.330%, 04/01/35	500,000	547,027
3.420%, 04/01/30	1,000,000	1,100,686
3.460%, 11/01/32	1,728,000	1,906,307
3.500%, 12/01/27	1,507,000	1,649,137

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.500%, 09/01/49	750,000	773,906
3.530%, 08/01/28	400,000	441,299
3.530%, 05/01/33	500,000	557,383
3.570%, 07/01/26	1,000,000	1,091,246
3.600%, 01/01/27	487,218	529,942
3.660%, 03/01/27	741,235	808,922
3.660%, 10/01/28	493,302	546,739
3.670%, 09/01/28	1,000,000	1,112,325
3.740%, 02/01/29	800,000	899,457
3.740%, 07/01/30	698,474	785,545
3.800%, 09/01/33	908,811	1,005,729
3.840%, 08/01/28	599,461	673,695
3.890%, 12/01/28	573,469	644,175
3.940%, 01/01/29	544,976	615,167
3.960%, 08/01/30	1,489,382	1,705,441
3.990%, 02/01/28	532,631	596,585
4.000%, 09/01/48	467,546	487,339
4.000%, 06/01/49	1,095,708	1,153,132
4.500%, 05/01/48	553,282	590,169
4.500%, 11/01/48	3,047,017	3,238,264
4.500%, 06/01/49	697,397	748,104
Fannie Mae REMICS (CMO)
3.500%, 05/25/49	1,345,307	1,381,960
4.000%, 04/25/42	269,837	293,852
5.000%, 04/25/37	50,456	56,220
5.000%, 07/25/39	250,000	308,395
5.000%, 05/25/40	65,000	81,117
6.000%, 01/25/34	191,449	221,120
Fannie Mae Trust (CMO) 5.620%, 11/25/33	389,473	432,522
Fannie Mae-ACES (CMO)
2.999%, 01/25/28 (c)	1,000,000	1,048,951
3.058%, 09/25/27 (c)	1,000,000	1,058,773
Freddie Mac 30 Yr. Gold Pool 4.000%, 12/01/47	552,562	579,588
5.000%, 12/01/48	513,881	552,252
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
2.811%, 09/25/24	1,500,000	1,550,776
3.422%, 02/25/29	775,000	853,461
3.600%, 02/25/28	1,000,000	1,100,567
3.690%, 01/25/29	520,000	582,837
3.850%, 05/25/28 (c)	585,000	654,996
3.900%, 08/25/28 (c)	990,000	1,120,709
3.920%, 09/25/28 (c)	479,000	543,662
Freddie Mac REMICS (CMO)
2.500%, 01/15/42	153,871	149,359
3.000%, 07/25/49	994,462	1,012,540
3.500%, 03/15/35	600,000	649,652
3.500%, 06/25/46	1,300,024	1,345,674
4.000%, 07/15/38	250,000	273,323
4.000%, 05/25/43	600,000	629,364
5.000%, 02/15/40	117,000	146,441
5.000%, 02/15/41	426,517	515,668
5.500%, 03/15/37	328,077	372,365

BHFTI-218

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 4.500%, 07/15/39	546,018	$597,404
Ginnie Mae II 30 Yr. Pool
4.250%, 07/20/47	859,102	893,205
4.250%, 10/20/48	1,607,344	1,702,201
4.500%, 02/20/48	3,255,319	3,491,397
4.500%, 05/20/48	296,142	314,958
4.500%, 06/20/48	997,590	1,082,713
4.500%, 12/20/48	593,916	630,817
4.500%, 07/20/49	997,508	1,070,217
4.500%, 09/20/49	2,156,497	2,324,152
5.000%, 07/20/48	456,127	494,502
5.000%, 12/20/48	1,477,133	1,609,232
5.000%, 03/20/49	1,489,635	1,638,431
5.000%, 05/20/49	1,680,995	1,826,094
Government National Mortgage Association (CMO)
2.500%, 05/20/43	224,766	219,677
3.500%, 04/20/49	992,862	1,027,728
5.500%, 02/20/37	168,372	188,929
5.500%, 04/16/37	136,000	154,400
5.500%, 11/16/39	200,000	255,419
6.000%, 04/17/34	92,531	104,841

		81,878,063

U.S. Treasury—4.9%
U.S. Treasury Bonds
2.250%, 08/15/46	820,000	841,525
2.250%, 08/15/49	120,000	123,539
2.500%, 02/15/45 (b)	5,250,000	5,653,594
2.750%, 11/15/42	5,000,000	5,614,648
2.875%, 05/15/43	1,000,000	1,147,305
2.875%, 05/15/49	3,258,000	3,802,951
3.750%, 08/15/41	1,500,000	1,956,152
3.750%, 11/15/43	5,232,000	6,886,824
4.375%, 11/15/39	2,150,000	3,017,979
U.S. Treasury Coupon Strips
Zero Coupon, 02/15/20	9,490,000	9,428,180
Zero Coupon, 08/15/20	10,000,000	9,840,193
Zero Coupon, 02/15/22 (b)	10,000,000	9,613,096
Zero Coupon, 08/15/26	10,500,000	9,354,470
Zero Coupon, 05/15/32	3,000,000	2,366,389
Zero Coupon, 05/15/40	2,500,000	1,620,525
U.S. Treasury Notes
1.125%, 07/31/21	4,975,000	4,925,444
1.750%, 05/15/23	12,302,000	12,374,563
2.000%, 02/28/21	5,500,000	5,519,121
2.000%, 11/15/26	3,000,000	3,076,523
2.875%, 05/15/28	3,890,000	4,270,187

		101,433,208

Total U.S. Treasury & Government Agencies (Cost $171,417,045)		183,311,271

Asset-Backed Securities—1.9%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.6%
Americredit Automobile Receivables Trust 3.360%, 02/18/25	970,000	996,197
American Credit Acceptance Receivables Trust
3.540%, 03/13/23 (144A)	250,000	252,175
3.700%, 07/10/24 (144A)	333,000	335,962
Avis Budget Rental Car Funding AESOP LLC 4.000%, 03/20/25 (144A)	500,000	532,153
Carmax Auto Owner Trust 3.360%, 09/15/23	185,000	189,288
Carnow Auto Receivables Trust 3.610%, 10/15/21 (144A) (e)	183,731	184,237
4.260%, 09/15/23 (144A) (e)	400,000	405,268
CPS Auto Receivables Trust 3.420%, 08/16/21 (144A)	24,350	24,360
Credit Acceptance Auto Loan Trust 2.560%, 10/15/25 (144A)	114,045	114,090
3.330%, 02/15/28 (144A)	700,000	715,196
Drive Auto Receivables Trust 3.660%, 11/15/24	236,000	238,809
3.720%, 09/16/24	227,000	229,257
3.780%, 04/15/25	565,000	576,555
3.810%, 05/15/24	250,000	254,567
3.990%, 01/15/25	250,000	257,182
4.090%, 01/15/26	250,000	257,126
4.090%, 06/15/26	125,000	129,443
DT Auto Owner Trust 3.610%, 11/15/24 (144A)	730,000	744,340
Exeter Automobile Receivables Trust 3.110%, 08/15/25 (144A)	530,000	535,374
3.640%, 11/15/22 (144A)	78,000	78,699
3.950%, 12/15/22 (144A)	220,000	222,576
Flagship Credit Auto Trust 3.790%, 12/16/24 (144A)	203,000	209,227
4.080%, 02/18/25 (144A)	625,000	648,078
4.110%, 10/15/24 (144A)	500,000	520,601
Ford Credit Auto Owner Trust 3.240%, 04/15/23	305,000	310,611
G2 Colorado 4.000%, 08/20/49	800,000	844,500
GLS Auto Receivables Trust 3.250%, 04/18/22 (144A)	82,850	83,070
3.370%, 01/17/23 (144A)	211,173	212,835
Hertz Vehicle Financing II L.P. 2.960%, 10/25/21 (144A)	300,000	302,088
3.710%, 03/25/23 (144A)	570,000	587,017
Nissan Auto Lease Trust 3.250%, 09/15/21	220,000	222,468
Santander Drive Auto Receivables Trust 3.190%, 03/15/22	155,000	155,406
Sonoran Auto Receivables Trust 4.750%, 06/15/25	771,451	788,253
Tesla Auto Lease Trust 3.710%, 08/20/21 (144A)	468,611	476,152
Tricolor Auto Securitization Trust 3.960%, 10/15/21 (144A)	217,613	218,608

BHFTI-219

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
U.S. Auto Funding LLC 3.990%, 12/15/22 (144A)	500,000	$508,589
5.500%, 07/15/23 (144A)	147,720	151,120
United Auto Credit Securitization Trust 3.780%, 05/10/23 (144A)	240,000	241,884
Veros Automobile Receivables Trust 2.840%, 04/17/23 (144A)	37,097	37,094

		13,790,455

Asset-Backed - Credit Card—0.1%
Synchrony Card Issuance Trust 2.950%, 03/15/25	743,000	758,895
3.380%, 09/15/24	150,000	153,855
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	375,000	383,305

		1,296,055

Asset-Backed - Other—1.2%
American Homes 4 Rent Trust 3.786%, 10/17/36 (144A)	187,932	197,743
4.691%, 10/17/52 (144A)	100,000	109,036
4.705%, 10/17/36 (144A)	100,000	107,928
Ascentium Equipment Receivables Trust 3.510%, 04/10/24 (144A)	290,000	297,674
B2R Mortgage Trust 2.567%, 06/15/49 (144A)	121,349	121,014
3.336%, 11/15/48 (144A)	63,841	63,893
Business Jet Securities LLC 4.335%, 02/15/33 (144A)	317,412	320,520
4.447%, 06/15/33 (144A)	382,528	389,279
5.437%, 06/15/33 (144A)	279,315	283,922
BXG Receivables Note Trust 4.440%, 02/02/34 (144A)	658,438	680,388
Cerberus SFR Holdings, L.P. 2.000%, 04/25/23	894,002	893,913
CoreVest American Finance Trust 2.968%, 10/15/49 (144A)	629,099	632,167
3.880%, 03/15/52 (144A)	320,000	338,750
Diamond Resorts Owner Trust 3.530%, 02/20/32 (144A)	984,821	985,035
4.190%, 01/21/31 (144A)	201,522	206,299
Fort Credit LLC 6.197%, 11/16/35 (144A) (e)	790,000	793,147
Foundation Finance Trust 3.860%, 11/15/34 (144A)	250,998	254,374
Freedom Financial Network LLC 3.610%, 07/18/24 (144A)	226,632	227,685
3.990%, 10/20/25 (144A)	460,033	463,401
Kabbage Funding LLC 3.825%, 03/15/24 (144A)	600,000	606,554
Legacy Mortgage Asset Trust 3.200%, 05/25/59 (144A) (d)	935,766	939,041
Lendmark Funding Trust 3.380%, 05/20/26 (144A)	819,000	819,000
3.900%, 12/20/27 (144A)	600,000	607,145

Asset-Backed - Other—(Continued)
Lendmark Funding Trust
4.230%, 04/20/27 (144A)	709,000	735,137
4.480%, 04/20/27 (144A)	500,000	525,941
Mariner Finance Issuance Trust 4.200%, 11/20/30 (144A)	1,000,000	1,023,599
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	340,000	345,200
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	601,000	616,061
Orange Lake Timeshare Trust 3.610%, 04/09/38 (144A)	898,525	913,931
Progress Residential Trust 2.768%, 08/17/34 (144A)	219,197	219,780
3.255%, 03/17/35 (144A)	99,878	100,417
3.395%, 12/17/34 (144A)	300,000	301,117
3.712%, 08/17/35 (144A)	500,000	510,326
4.040%, 08/17/35 (144A)	389,000	397,380
4.427%, 10/17/35 (144A)	349,000	361,286
4.466%, 08/17/35 (144A)	850,000	879,167
4.656%, 08/17/35 (144A)	258,000	265,970
Prosper Marketplace Issuance Trust 3.540%, 04/15/25 (144A)	446,412	448,188
Regional Management Issuance Trust 3.830%, 07/15/27 (144A)	1,165,000	1,171,825
Sierra Timeshare Receivables Funding LLC 3.120%, 05/20/36 (144A)	555,629	557,998
Trafigura Securitisation Finance plc 3.730%, 03/15/22 (144A)	422,222	430,316
Tricon American Homes Trust 2.716%, 09/17/34 (144A)	204,082	205,369
3.198%, 03/17/38 (144A)	525,000	526,121
Upgrade Receivables Trust 3.480%, 03/15/25 (144A)	629,250	631,537
3.760%, 11/15/24 (144A)	64,596	64,803
Vericrest Opportunity Loan Trust LLC 4.150%, 08/25/49 (144A) (d)	800,000	800,483
Verizon Owner Trust 1.920%, 12/20/21 (144A)	105,509	105,412
3.230%, 04/20/23	180,000	183,493
VM DEBT LLC 7.500%, 06/15/24 (144A) (e)	500,000	500,000
VOLT LXXII LLC 4.213%, 10/26/48 (144A) (d)	234,887	235,702
VOLT LXXIII LLC 4.458%, 10/25/48 (144A) (d)	375,508	377,387
VOLT LXXV LLC 4.336%, 01/25/49 (144A) (d)	301,084	303,140
VOLT LXXX LLC 4.090%, 10/25/49 (144A) (d)	625,000	626,056

		24,701,050

Total Asset-Backed Securities (Cost $39,067,336)		39,787,560

BHFTI-220

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Convertible Preferred Stocks—2.2%

Security Description	Shares/ Principal Amount*	Value

Banks—1.8%
Bank of America Corp. 7.250% (b)	12,417	$18,615,691
Wells Fargo & Co., Series L 7.500%	13,122	19,978,114

		38,593,805

Diversified Financial Services—0.2%
AMG Capital Trust II 5.150%, 10/15/37	75,767	3,712,583

Machinery—0.2%
Stanley Black & Decker, Inc. 5.375%, 05/15/20	41,209	4,140,680

Total Convertible Preferred Stocks (Cost $40,971,348)		46,447,068

Mortgage-Backed Securities—0.5%

Collateralized Mortgage Obligations—0.4%
Antler Mortgage Trust 4.335%, 07/25/22 (144A)	362,000	364,016
Headlands Residential LLC 3.967%, 06/25/24 (144A) (d)	610,000	613,125
LHOME Mortgage Trust 3.844%, 03/25/24 (144A)	345,000	344,752
Seasoned Credit Risk Transfer Trust 3.500%, 03/25/58	1,357,963	1,414,448
3.500%, 07/25/58	688,311	722,486
Seasoned Loans Structured Transaction 3.500%, 06/25/28	1,754,943	1,813,596
3.500%, 11/25/28	1,806,687	1,889,672
Toorak Mortgage Corp. 3.721%, 09/25/22 (d)	430,000	430,613

		7,592,708

Commercial Mortgage-Backed Securities—0.1%
Arivo Funding, LLC 5.165%, 10/31/19 (e)	312,036	312,036
CSMC Trust 3.953%, 09/15/37 (144A)	210,000	224,855
GS Mortgage Securities Trust 2015-590M 3.932%, 10/10/35 (144A) (c)	440,000	470,734
One Lincon Street Commercial Mortgage 5.724%, 10/15/30 (144A) (c)	1,200,000	1,334,724

		2,342,349

Total Mortgage-Backed Securities (Cost $9,595,825)		9,935,057

Preferred Stock—0.1%
Security Description	Shares/ Principal Amount*	Value

Household Products—0.1%
Henkel AG & Co. KGaA (Cost $1,501,590)	12,587	1,246,313

Short-Term Investments—14.0%

Mutual Fund—0.0%
State Street U.S. Treasury Liquidity Fund, 1.768%	25,001	25,001

Repurchase Agreement—12.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $252,160,488; collateralized by U.S. Treasury Notes with rates ranging from 1.750% - 2.375%, maturity dates ranging from 03/15/22 - 05/31/22, and an aggregate market value of $257,206,473.	252,154,884	252,154,884

U.S. Treasury—1.8%
U.S. Treasury Bills
2.206%, 11/07/19 (f) (g)	36,000,000	35,936,422
2.366%, 03/26/20 (f) (h)	475,000	470,854

		36,407,276

Total Short-Term Investments (Cost $288,567,748)		288,587,161

Securities Lending Reinvestments (i)—3.0%

Certificates of Deposit—0.8%
ABN AMRO Bank NV 2.120%, 01/10/20	2,000,000	2,000,320
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (c)	2,000,000	1,999,842
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (c)	2,000,000	1,999,116
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (c)	2,000,000	1,998,604
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (c)	1,000,000	1,000,005
2.278%, 1M LIBOR + 0.250%, 10/15/19 (c)	2,000,000	2,000,068
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (c)	1,000,000	1,000,143
DZ Bank AG Zero Coupon, 10/18/19	993,980	998,950
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (c)	1,000,000	999,897
Societe Generale 2.337%, 1M LIBOR + 0.280%, 06/19/20 (c)	1,000,000	1,001,182
Standard Chartered Bank 2.180%, FEDEFF PRV + 0.350%, 02/26/20 (c)	2,500,000	2,499,988

		17,498,115

BHFTI-221

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.3%
Agricultural Bank of China 2.295%, 12/11/19	994,263	$995,388
Bank of China, Ltd. 2.290%, 12/09/19	994,275	995,447
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (c)	1,000,000	1,000,162
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (c)	1,000,000	1,000,028
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (c)	1,000,848	1,000,915
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (c)	1,000,000	1,000,149

		5,992,089

Repurchase Agreements—1.9%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $1,911,022; collateralized by various Common Stock with an aggregate market value of $2,090,000.	1,900,000	1,900,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $3,018,630; collateralized by various Common Stock with an aggregate market value of $3,300,339.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $501,055; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,300,087; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,326,001.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,200,080; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $3,381,419; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $3,448,809.	3,381,184	3,381,184

Repurchase Agreements—(Continued)
Goldman Sachs & Co. Repurchase Agreement dated 09/30/19 at 2.280%, due on 10/01/19 with a maturity value of $2,000,127; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 02/20/40 - 06/15/58, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $1,011,982; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $1,097,669.	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,500,083; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,669,503.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $5,502,160; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $6,112,741.	5,500,000	5,500,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $2,000,131; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $3,700,202; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $4,110,929.	3,700,000	3,700,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $3,100,171; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,444,292.	3,100,000	3,100,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000

BHFTI-222

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,000,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	$1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000

		40,081,184

Total Securities Lending Reinvestments (Cost $63,571,884)		63,571,388

Total Investments—101.2% (Cost $1,970,614,137)		2,092,154,080
Other assets and liabilities (net)—(1.2)%		(24,737,087)

Net Assets—100.0%		$2,067,416,993

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $64,876,708 and the collateral received consisted of cash in the amount of $63,564,550 and non-cash collateral with a value of $2,862,358. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $2,194,688, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2019, the market value of securities pledged was $30,308,379.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $338,024.
(i)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $141,622,331, which is 6.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Arivo Funding, LLC, 5.165%, 10/31/19	09/21/18-03/15/19	$312,036	$312,036	$312,036
Carnow Auto Receivables Trust, 3.610%, 10/15/21	11/14/18	183,731	183,723	184,237
Carnow Auto Receivables Trust, 4.260%, 09/15/23	11/14/18	400,000	399,959	405,268
Fort Credit LLC, 6.197%, 11/16/35	11/28/18	790,000	790,000	793,147
VM DEBT LLC, 7.500%, 06/15/24	07/16/19	500,000	500,000	500,000

				$2,194,688

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,026,034	SSBT	10/29/19	USD	2,225,192	$(12,423)
EUR	2,414,593	SSBT	10/29/19	USD	2,715,843	(78,701)
EUR	3,729,016	SSBT	10/29/19	USD	4,137,928	(65,216)

BHFTI-223

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	12,803,705	SSBT	10/29/19	USD	13,092,633	$233,853
CHF	2,180,424	SSBT	10/29/19	USD	2,224,565	34,762
EUR	4,434,806	CBNA	10/29/19	USD	5,012,258	168,704
EUR	1,970,313	CBNA	10/29/19	USD	2,207,317	55,404
EUR	1,915,637	CBNA	10/29/19	USD	2,128,959	36,762
EUR	2,089,717	RBC	10/29/19	USD	2,326,480	44,158
EUR	117,265,647	SSBT	10/29/19	USD	131,568,913	3,495,120
GBP	1,625,148	CBNA	10/29/19	USD	2,025,951	25,554
GBP	4,506,344	RBC	10/29/19	USD	5,631,028	84,162
JPY	4,140,270,214	SSBT	10/29/19	USD	38,587,486	228,578
SGD	6,824,533	TDB	10/29/19	USD	5,008,593	69,495

Net Unrealized Appreciation						$4,320,212

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/16/19	223	AUD	32,858,894	$200,470
Canada Government Bond 10 Year Futures	12/18/19	376	CAD	53,617,600	(550,091)
Euro STOXX 50 Index Futures	12/20/19	61	EUR	2,168,550	32,116
FTSE 100 Index Futures	12/20/19	134	GBP	9,893,890	147,801
MSCI EAFE Index Mini Futures	12/20/19	90	USD	8,542,800	(31,686)
S&P 500 Index E-Mini Futures	12/20/19	1,826	USD	271,937,050	(2,769,167)
SPI 200 Index Futures	12/19/19	41	AUD	6,849,050	12,404
TOPIX Index Futures	12/12/19	16	JPY	254,080,000	61,993
U.S. Treasury Long Bond Futures	12/19/19	27	USD	4,382,438	(56,248)
U.S. Treasury Note 10 Year Futures	12/19/19	109	USD	14,204,063	(122,661)
U.S. Treasury Note 2 Year Futures	12/31/19	53	USD	11,421,500	(34,288)
U.S. Treasury Ultra Long Bond Futures	12/19/19	44	USD	8,443,875	(146,006)

Futures Contracts—Short
Euro STOXX 50 Index Futures	12/20/19	(288)	EUR	(10,238,400)	(162,852)
Euro-Bund Futures	12/06/19	(199)	EUR	(34,675,750)	405,565
MSCI Emerging Markets Index Mini Futures	12/20/19	(880)	USD	(44,083,600)	1,337,898
Russell 2000 Index Mini Futures	12/20/19	(142)	USD	(10,827,500)	414,184
S&P TSX 60 Index Futures	12/19/19	(68)	CAD	(13,546,960)	98,462
SPI 200 Index Futures	12/19/19	(370)	AUD	(61,808,500)	(112,816)
TOPIX Index Futures	12/12/19	(146)	JPY	(2,318,480,000)	(888,967)
U.S. Treasury Note 10 Year Futures	12/19/19	(751)	USD	(97,864,688)	(81,752)
U.S. Treasury Note 5 Year Futures	12/31/19	(37)	USD	(4,408,492)	5,940
U.S. Treasury Ultra Long Bond Futures	12/19/19	(57)	USD	(8,117,156)	92,661

Net Unrealized Depreciation					$(2,147,040)

BHFTI-224

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	1.576%	Semi-Annually	09/25/29	USD	100,600,000	$(101)	$(67,128)	$67,027
Pay	3M LIBOR	Quarterly	1.920%	Semi-Annually	06/27/29	USD	180,000,000	5,732,010	(247,963)	5,979,973
Pay	3M LIBOR	Quarterly	1.985%	Semi-Annually	07/29/29	USD	161,700,000	6,156,065	(231,439)	6,387,504
Pay	3M LIBOR	Quarterly	2.085%	Semi-Annually	06/11/29	USD	181,000,000	8,454,655	—	8,454,655

Totals								$20,342,629	$(546,530)	$20,889,159

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust
(TDB)—	Toronto Dominion Bank

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation
(GDR)—	Global Depositary Receipt
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-225

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,926,754	$8,351,411	$—	$13,278,165
Air Freight & Logistics	—	1,665,627	—	1,665,627
Airlines	2,973,629	2,138,203	—	5,111,832
Auto Components	367,579	3,556,666	—	3,924,245
Automobiles	1,821,058	14,465,420	—	16,286,478
Banks	33,631,284	40,293,119	—	73,924,403
Beverages	10,802,554	8,351,865	—	19,154,419
Biotechnology	5,841,418	985,882	—	6,827,300
Building Products	1,299,038	2,557,534	—	3,856,572
Capital Markets	10,319,577	9,544,306	—	19,863,883
Chemicals	3,158,317	9,499,162	—	12,657,479
Commercial Services & Supplies	2,301,676	1,549,543	—	3,851,219
Communications Equipment	1,633,189	424,662	—	2,057,851
Construction & Engineering	—	4,567,059	—	4,567,059
Construction Materials	2,554,701	3,723,180	—	6,277,881
Consumer Finance	3,415,894	—	—	3,415,894
Containers & Packaging	4,091,074	—	—	4,091,074
Distributors	164,025	126,255	—	290,280
Diversified Consumer Services	59,310	—	—	59,310
Diversified Financial Services	2,555,553	4,049,975	—	6,605,528
Diversified Telecommunication Services	2,911,020	10,855,444	—	13,766,464
Electric Utilities	8,717,343	10,767,716	—	19,485,059
Electrical Equipment	2,485,276	7,443,701	—	9,928,977
Electronic Equipment, Instruments & Components	2,394,430	6,494,740	—	8,889,170
Entertainment	4,481,786	4,093,587	—	8,575,373
Equity Real Estate Investment Trusts	8,148,209	2,470,472	—	10,618,681
Food & Staples Retailing	2,467,479	8,032,908	—	10,500,387
Food Products	2,142,789	14,497,733	—	16,640,522
Gas Utilities	—	3,232,049	—	3,232,049
Health Care Equipment & Supplies	6,306,676	1,003,581	—	7,310,257
Health Care Providers & Services	7,290,843	841,254	—	8,132,097
Health Care Technology	1,141,948	—	—	1,141,948
Hotels, Restaurants & Leisure	5,485,050	5,662,973	—	11,148,023
Household Durables	743,137	11,220,681	—	11,963,818
Household Products	3,320,226	524,973	—	3,845,199
Independent Power and Renewable Electricity Producers	—	350,414	—	350,414
Industrial Conglomerates	2,701,471	3,757,028	—	6,458,499
Insurance	9,308,922	40,061,011	—	49,369,933
Interactive Media & Services	11,307,668	7,459,431	—	18,767,099
Internet & Direct Marketing Retail	18,774,780	—	—	18,774,780
IT Services	19,341,708	12,150,899	—	31,492,607

BHFTI-226

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Products	$230,970	$1,239,771	$—	$1,470,741
Life Sciences Tools & Services	3,102,976	—	—	3,102,976
Machinery	7,310,398	8,150,216	—	15,460,614
Media	7,293,930	2,732,536	—	10,026,466
Metals & Mining	189,536	17,337,146	—	17,526,682
Multi-Utilities	671,997	4,931,812	—	5,603,809
Multiline Retail	2,637,604	3,793,328	—	6,430,932
Oil, Gas & Consumable Fuels	12,807,709	20,918,428	—	33,726,137
Personal Products	199,080	6,965,073	—	7,164,153
Pharmaceuticals	11,444,057	33,458,437	—	44,902,494
Professional Services	510,963	4,996,766	—	5,507,729
Real Estate Management & Development	1,262,327	4,936,068	—	6,198,395
Road & Rail	3,252,239	6,202,588	—	9,454,827
Semiconductors & Semiconductor Equipment	18,238,922	9,873,262	—	28,112,184
Software	19,979,001	4,679,434	—	24,658,435
Specialty Retail	13,791,528	4,670,050	—	18,461,578
Technology Hardware, Storage & Peripherals	15,328,477	3,185,724	—	18,514,201
Textiles, Apparel & Luxury Goods	1,668,688	6,760,449	—	8,429,137
Thrifts & Mortgage Finance	—	5,194,662	—	5,194,662
Tobacco	1,962,982	5,075,466	—	7,038,448
Trading Companies & Distributors	216,638	10,298,321	—	10,514,959
Transportation Infrastructure	—	1,816,709	—	1,816,709
Wireless Telecommunication Services	203,305	2,225,556	—	2,428,861
Total Common Stocks	333,690,718	436,212,266	—	769,902,984
Total Convertible Bonds*	—	363,047,949	—	363,047,949
Total Corporate Bonds & Notes*	—	326,317,329	—	326,317,329
Total U.S. Treasury & Government Agencies*	—	183,311,271	—	183,311,271
Total Asset-Backed Securities*	—	39,787,560	—	39,787,560
Total Convertible Preferred Stocks*	46,447,068	—	—	46,447,068
Total Mortgage-Backed Securities*	—	9,935,057	—	9,935,057
Total Preferred Stock*	—	1,246,313	—	1,246,313
Short-Term Investments
Mutual Fund	25,001	—	—	25,001
Repurchase Agreement	—	252,154,884	—	252,154,884
U.S. Treasury	—	36,407,276	—	36,407,276
Total Short-Term Investments	25,001	288,562,160	—	288,587,161
Total Securities Lending Reinvestments*	—	63,571,388	—	63,571,388
Total Investments	$380,162,787	$1,711,991,293	$—	$2,092,154,080

Collateral for Securities Loaned (Liability)	$—	$(63,564,550)	$—	$(63,564,550)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,476,552	$—	$4,476,552
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(156,340)	—	(156,340)
Total Forward Contracts	$—	$4,320,212	$—	$4,320,212
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,809,494	$—	$—	$2,809,494
Futures Contracts (Unrealized Depreciation)	(4,956,534)	—	—	(4,956,534)
Total Futures Contracts	$(2,147,040)	$—	$—	$(2,147,040)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$20,889,159	$—	$20,889,159

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-227

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Moog, Inc. - Class A	25,100	$2,036,112

Air Freight & Logistics—0.5%
Echo Global Logistics, Inc. (a)	107,900	2,443,935

Auto Components—0.8%
Adient plc (b)	42,200	968,912
Cooper-Standard Holdings, Inc. (a)	2,300	94,024
Gentherm, Inc. (a)	37,000	1,520,145
Stoneridge, Inc. (a) (b)	45,200	1,399,844

		3,982,925

Banks—17.2%
1st Source Corp.	31,591	1,444,656
American National Bankshares, Inc.	1,800	63,846
Atlantic Capital Bancshares, Inc. (a)	22,400	388,416
Atlantic Union Bankshares Corp.	2,500	93,113
BancFirst Corp.	36,800	2,039,456
BancorpSouth Bank	22,700	672,147
BankFinancial Corp.	62,485	743,572
Banner Corp.	12,400	696,508
Brookline Bancorp, Inc.	32,000	471,360
Bryn Mawr Bank Corp.	9,000	328,590
Cadence BanCorp	4,400	77,176
Cathay General Bancorp	60,400	2,097,994
Central Pacific Financial Corp.	131,001	3,720,428
Central Valley Community Bancorp	7,100	144,485
Century Bancorp, Inc. - Class A	1,200	105,120
Citizens & Northern Corp.	5,700	149,796
City Holding Co. (b)	33,009	2,516,936
Columbia Banking System, Inc.	42,700	1,575,630
Community Bank System, Inc.	39,800	2,455,262
Community Trust Bancorp, Inc.	35,816	1,525,045
East West Bancorp, Inc.	3,128	138,539
Enterprise Financial Services Corp.	62,000	2,526,500
Financial Institutions, Inc.	20,299	612,624
First Bancorp	8,900	319,510
First Bancorp	354,400	3,536,912
First Citizens BancShares, Inc. - Class A	2,500	1,178,875
First Commonwealth Financial Corp.	282,100	3,746,288
First Community Bancshares, Inc.	17,600	569,712
First Financial Corp.	6,100	265,167
First Hawaiian, Inc.	27,000	720,900
First Interstate BancSystem, Inc. - Class A	28,922	1,163,821
Flushing Financial Corp.	42,800	864,774
Glacier Bancorp, Inc.	62,000	2,508,520
Great Southern Bancorp, Inc.	10,800	615,060
Great Western Bancorp, Inc.	30,000	990,000
Hancock Whitney Corp.	7,600	291,042
Home BancShares, Inc.	112,700	2,118,196
Hope Bancorp, Inc. (b)	187,729	2,692,034
Independent Bank Corp.	16,000	341,040
Investors Bancorp, Inc.	284,900	3,236,464
Lakeland Financial Corp. (b)	12,200	536,556
Mercantile Bank Corp.	5,600	183,680
OFG Bancorp	29,945	655,796

Banks—(Continued)
Preferred Bank	5,100	267,138
Republic Bancorp, Inc. - Class A	5,800	252,010
S&T Bancorp, Inc. (b)	6,400	233,792
South State Corp.	48,300	3,636,990
Stock Yards Bancorp, Inc.	5,600	205,464
Tompkins Financial Corp.	6,459	524,019
TriState Capital Holdings, Inc. (a)	7,500	157,800
Trustmark Corp. (b)	168,500	5,747,535
UMB Financial Corp.	65,100	4,204,158
Umpqua Holdings Corp.	172,661	2,842,000
United Bankshares, Inc. (b)	143,400	5,430,558
Washington Trust Bancorp, Inc.	11,100	536,241
Webster Financial Corp.	32,700	1,532,649
West Bancorp, Inc.	3,770	81,960
Westamerica Bancorp (b)	88,400	5,496,712

		82,270,572

Biotechnology—1.7%
Acorda Therapeutics, Inc. (a)	9,700	27,839
Arcus Biosciences, Inc. (a)	96,839	881,235
Enanta Pharmaceuticals, Inc. (a) (b)	10,200	612,816
Epizyme, Inc. (a)	87,700	904,626
Fate Therapeutics, Inc. (a)	50,800	788,924
Five Prime Therapeutics, Inc. (a)	47,000	182,125
Iovance Biotherapeutics, Inc. (a) (b)	84,300	1,534,260
Medicines Co. (The) (a) (b)	61,900	3,095,000

		8,026,825

Building Products—1.2%
Armstrong Flooring, Inc. (a)	41,500	265,185
Builders FirstSource, Inc. (a)	225,200	4,633,490
Masonite International Corp. (a)	16,100	933,800
Quanex Building Products Corp.	1,500	27,120

		5,859,595

Capital Markets—1.0%
Associated Capital Group, Inc. - Class A	900	32,031
Brightsphere Investment Group, Inc.	45,100	446,941
Donnelley Financial Solutions, Inc. (a)	52,800	650,496
Oppenheimer Holdings, Inc. - Class A	4,309	129,529
Stifel Financial Corp.	57,600	3,305,088

		4,564,085

Chemicals—0.9%
FutureFuel Corp.	49,300	588,642
Minerals Technologies, Inc.	17,400	923,766
Trinseo S.A. (b)	61,100	2,624,245

		4,136,653

Commercial Services & Supplies—2.2%
ABM Industries, Inc. (b)	81,700	2,967,344
ACCO Brands Corp.	397,300	3,921,351
Ennis, Inc.	24,400	493,124

BHFTI-228

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Quad/Graphics, Inc.	195,607	$2,055,829
VSE Corp.	31,152	1,061,972

		10,499,620

Communications Equipment—0.2%
Comtech Telecommunications Corp.	10,400	338,000
NetScout Systems, Inc. (a)	36,200	834,772

		1,172,772

Construction & Engineering—1.6%
EMCOR Group, Inc.	57,000	4,908,840
MYR Group, Inc. (a)	50,700	1,586,403
Sterling Construction Co., Inc. (a)	29,200	383,980
Tutor Perini Corp. (a) (b)	63,900	915,687

		7,794,910

Consumer Finance—0.4%
Nelnet, Inc. - Class A	26,500	1,685,400

Containers & Packaging—0.1%
Myers Industries, Inc.	16,000	282,400

Distributors—0.4%
Core-Mark Holding Co., Inc.	63,300	2,032,879
Weyco Group, Inc.	119	2,691

		2,035,570

Diversified Consumer Services—1.1%
Houghton Mifflin Harcourt Co. (a)	160,400	854,932
K12, Inc. (a)	163,100	4,305,840

		5,160,772

Diversified Financial Services—0.0%
Marlin Business Services Corp.	9,474	238,650

Diversified Telecommunication Services—0.4%
Consolidated Communications Holdings, Inc. (b)	411,300	1,957,788

Electric Utilities—1.2%
IDACORP, Inc.	4,600	518,282
Portland General Electric Co.	89,000	5,016,930
Spark Energy, Inc. - Class A (b)	27,400	289,070

		5,824,282

Electrical Equipment—0.3%
Bloom Energy Corp. - Class A (a) (b)	3,900	12,675
Powell Industries, Inc.	35,000	1,370,250

		1,382,925

Electronic Equipment, Instruments & Components—2.9%
Bel Fuse, Inc. - Class B	23,900	359,217
Benchmark Electronics, Inc.	155,000	4,504,300
Fabrinet (a)	33,300	1,741,590
Insight Enterprises, Inc. (a)	39,300	2,188,617

Electronic Equipment, Instruments & Components—(Continued)
OSI Systems, Inc. (a)	3,300	335,148
Tech Data Corp. (a) (b)	46,700	4,868,008

		13,996,880

Energy Equipment & Services—1.9%
C&J Energy Services, Inc. (a)	14,900	159,877
Dril-Quip, Inc. (a)	77,200	3,873,896
FTS International, Inc. (a)	175,200	392,448
Keane Group, Inc. (a)	25,800	156,348
Matrix Service Co. (a)	108,900	1,866,546
SEACOR Holdings, Inc. (a)	50,900	2,395,863

		8,844,978

Equity Real Estate Investment Trusts—10.8%
Acadia Realty Trust	39,700	1,134,626
Alexander & Baldwin, Inc.	58,289	1,428,663
American Assets Trust, Inc.	99,500	4,650,630
Armada Hoffler Properties, Inc.	16,100	291,249
Ashford Hospitality Trust, Inc.	260,995	863,894
Braemar Hotels & Resorts, Inc.	86,100	808,479
Cedar Realty Trust, Inc.	80,000	240,000
City Office REIT, Inc.	51,600	742,524
CoreCivic, Inc.	22,900	395,712
CorEnergy Infrastructure Trust, Inc.	16,009	755,945
CoreSite Realty Corp.	18,600	2,266,410
DiamondRock Hospitality Co.	319,600	3,275,900
Easterly Government Properties, Inc.	79,700	1,697,610
First Industrial Realty Trust, Inc.	35,900	1,420,204
Franklin Street Properties Corp.	52,400	443,304
Front Yard Residential Corp.	24,100	278,596
Geo Group, Inc. (The)	204,100	3,539,094
Getty Realty Corp.	50,729	1,626,372
Gladstone Commercial Corp.	21,300	500,550
Hersha Hospitality Trust (b)	18,000	267,840
Highwoods Properties, Inc.	8,700	390,978
Industrial Logistics Properties Trust	10,649	226,291
Kite Realty Group Trust	26,200	423,130
Lexington Realty Trust	132,800	1,361,200
Mack-Cali Realty Corp.	123,700	2,679,342
Pebblebrook Hotel Trust	94,654	2,633,274
Piedmont Office Realty Trust, Inc. - Class A	88,900	1,856,232
PotlatchDeltic Corp.	67,800	2,785,563
PS Business Parks, Inc.	11,900	2,165,205
RLJ Lodging Trust	24,757	420,622
Saul Centers, Inc.	3,400	185,334
Service Properties Trust	46,400	1,196,656
STAG Industrial, Inc.	20,500	604,340
Sunstone Hotel Investors, Inc.	397,873	5,466,775
Terreno Realty Corp.	14,300	730,587
UMH Properties, Inc.	900	12,672
Urstadt Biddle Properties, Inc. - Class A	22,700	537,990
Xenia Hotels & Resorts, Inc.	57,700	1,218,624

		51,522,417

BHFTI-229

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—0.1%
Grocery Outlet Holding Corp. (a)	12,400	$430,032
Rite Aid Corp. (a) (b)	17,092	118,789

		548,821

Food Products—1.1%
Darling Ingredients, Inc. (a)	30,900	591,117
Sanderson Farms, Inc.	30,300	4,585,299

		5,176,416

Gas Utilities—1.9%
Northwest Natural Holding Co.	39,800	2,839,332
ONE Gas, Inc.	9,500	913,045
Southwest Gas Holdings, Inc.	43,900	3,996,656
Spire, Inc.	14,739	1,285,830

		9,034,863

Health Care Equipment & Supplies—0.3%
Varex Imaging Corp. (a)	47,400	1,352,796

Health Care Providers & Services—1.9%
American Renal Associates Holdings, Inc. (a)	75,580	477,666
Cross Country Healthcare, Inc. (a)	67,400	694,220
Diplomat Pharmacy, Inc. (a)	317,100	1,553,790
Magellan Health, Inc. (a)	30,600	1,900,260
Owens & Minor, Inc. (b)	312,500	1,815,625
Patterson Cos., Inc. (b)	132,200	2,355,804
Triple-S Management Corp. - Class B (a)	21,300	285,420

		9,082,785

Health Care Technology—1.0%
Allscripts Healthcare Solutions, Inc. (a) (b)	438,700	4,816,926
Computer Programs & Systems, Inc.	8,900	201,229

		5,018,155

Hotels, Restaurants & Leisure—1.1%
Boyd Gaming Corp.	25,400	608,330
Brinker International, Inc. (b)	100,400	4,284,068
Red Lion Hotels Corp. (a)	55,900	362,232

		5,254,630

Household Durables—3.3%
Helen of Troy, Ltd. (a)	4,000	630,640
KB Home	148,000	5,032,000
Meritage Homes Corp. (a)	18,300	1,287,405
Sonos, Inc. (a)	225,100	3,018,591
TRI Pointe Group, Inc. (a)	378,900	5,698,656

		15,667,292

Independent Power and Renewable Electricity Producers—1.2%
Atlantic Power Corp. (a)	531,900	1,244,646
Clearway Energy, Inc. - Class A	119,400	2,070,396
Clearway Energy, Inc. - Class C (b)	136,900	2,498,425

		5,813,467

Insurance—2.7%
Ambac Financial Group, Inc. (a) (b)	44,500	869,975
American Equity Investment Life Holding Co.	102,900	2,490,180
AMERISAFE, Inc.	28,000	1,851,080
Argo Group International Holdings, Ltd.	6,819	478,966
CNO Financial Group, Inc.	180,400	2,855,732
Global Indemnity, Ltd.	3,400	84,898
Hallmark Financial Services, Inc. (a)	21,321	407,871
Heritage Insurance Holdings, Inc.	83,700	1,251,315
Horace Mann Educators Corp.	6,511	301,655
MBIA, Inc. (a) (b)	117,600	1,085,448
Primerica, Inc.	3,200	407,136
Third Point Reinsurance, Ltd. (a)	61,300	612,387

		12,696,643

Internet & Direct Marketing Retail—0.5%
Stamps.com, Inc. (a)	32,700	2,434,515

IT Services—0.7%
KBR, Inc.	69,300	1,700,622
Perficient, Inc. (a)	29,300	1,130,394
Unisys Corp. (a)	52,700	391,561

		3,222,577

Machinery—1.8%
AGCO Corp. (b)	27,800	2,104,460
Douglas Dynamics, Inc.	40,542	1,806,957
EnPro Industries, Inc.	6,000	411,900
Graham Corp.	7,500	148,950
Harsco Corp. (a)	9,500	180,120
Hurco Cos., Inc.	13,182	424,065
LB Foster Co. - Class A (a)	9,700	210,199
Wabash National Corp.	238,500	3,460,635

		8,747,286

Media—1.2%
Hemisphere Media Group, Inc. (a)	80,700	986,154
New Media Investment Group, Inc. (b)	79,500	700,395
Sinclair Broadcast Group, Inc. - Class A	75,700	3,235,418
WideOpenWest, Inc. (a) (b)	143,700	885,192

		5,807,159

Metals & Mining—0.9%
Warrior Met Coal, Inc.	97,900	1,911,008
Worthington Industries, Inc.	68,300	2,462,215

		4,373,223

Mortgage Real Estate Investment Trusts—2.1%
AG Mortgage Investment Trust, Inc.	16,100	243,915
ARMOUR Residential REIT, Inc.	78,000	1,306,500
Capstead Mortgage Corp.	135,858	998,556
Cherry Hill Mortgage Investment Corp.	73,000	956,300
Invesco Mortgage Capital, Inc.	138,400	2,118,904
Ladder Capital Corp.	106,200	1,834,074
Two Harbors Investment Corp.	199,845	2,623,965

		10,082,214

BHFTI-230

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—1.4%
Avista Corp.	44,800	$2,170,112
Black Hills Corp.	56,600	4,342,918
Unitil Corp.	6,300	399,672

		6,912,702

Oil, Gas & Consumable Fuels—4.4%
Amplify Energy Corp.	128,700	794,079
Arch Coal, Inc. - Class A (b)	53,200	3,947,440
CNX Resources Corp. (a) (b)	97,200	705,672
Delek U.S. Holdings, Inc. (b)	155,700	5,651,910
Green Plains, Inc. (b)	86,100	912,230
Gulfport Energy Corp. (a) (b)	551,200	1,493,752
Peabody Energy Corp.	91,000	1,339,520
Renewable Energy Group, Inc. (a) (b)	75,300	1,129,876
REX American Resources Corp. (a)	37,000	2,824,210
W&T Offshore, Inc. (a)	373,600	1,632,632
Whiting Petroleum Corp. (a) (b)	70,900	569,327

		21,000,648

Paper & Forest Products—1.4%
Boise Cascade Co.	29,200	951,628
Domtar Corp.	24,900	891,669
Louisiana-Pacific Corp.	61,200	1,504,296
Schweitzer-Mauduit International, Inc.	66,000	2,471,040
Verso Corp. - Class A (a) (b)	75,300	932,214

		6,750,847

Pharmaceuticals—0.7%
Intra-Cellular Therapies, Inc. (a)	38,700	289,089
Lannett Co., Inc. (a)	113,500	1,271,200
Prestige Consumer Healthcare, Inc. (a) (b)	47,400	1,644,306

		3,204,595

Professional Services—2.7%
Acacia Research Corp. (a)	134,400	360,192
Barrett Business Services, Inc.	30,160	2,678,811
FTI Consulting, Inc. (a)	41,100	4,356,189
Huron Consulting Group, Inc. (a)	54,400	3,336,896
Kelly Services, Inc. - Class A	22,000	532,840
TrueBlue, Inc. (a)	75,300	1,588,830

		12,853,758

Road & Rail—0.8%
ArcBest Corp.	108,100	3,291,645
Covenant Transportation Group, Inc. - Class A (a)	12,600	207,144
YRC Worldwide, Inc. (a) (b)	111,724	337,407

		3,836,196

Semiconductors & Semiconductor Equipment—3.6%
Amkor Technology, Inc. (a)	218,500	1,988,350
Cirrus Logic, Inc. (a)	55,500	2,973,690
NeoPhotonics Corp. (a)	84,900	517,041
Rambus, Inc. (a)	401,600	5,271,000
Synaptics, Inc. (a) (b)	56,300	2,249,185

Semiconductors & Semiconductor Equipment—(Continued)
Veeco Instruments, Inc. (a)	119,500	1,395,760
Xperi Corp.	144,200	2,982,056

		17,377,082

Software—1.8%
ACI Worldwide, Inc. (a) (b)	73,500	2,302,388
Fair Isaac Corp. (a)	5,200	1,578,304
MicroStrategy, Inc. - Class A (a)	6,400	949,568
SecureWorks Corp. - Class A (a)	1,300	16,809
Synchronoss Technologies, Inc. (a) (b)	45,200	244,080
TiVo Corp.	454,500	3,461,017

		8,552,166

Specialty Retail—2.3%
Abercrombie & Fitch Co. - Class A (b)	177,500	2,769,000
Barnes & Noble Education, Inc. (a) (b)	279,900	873,288
Cato Corp. (The) - Class A	43,200	760,752
Express, Inc. (a) (b)	161,000	553,840
Hibbett Sports, Inc. (a)	123,600	2,830,440
Murphy USA, Inc. (a)	9,800	835,940
Office Depot, Inc.	422,400	741,312
Sally Beauty Holdings, Inc. (a)	10,000	148,900
Zumiez, Inc. (a)	40,200	1,273,335

		10,786,807

Textiles, Apparel & Luxury Goods—0.7%
Deckers Outdoor Corp. (a)	10,100	1,488,336
Fossil Group, Inc. (a)	78,300	979,533
G-III Apparel Group, Ltd. (a)	8,500	219,045
Movado Group, Inc.	35,300	877,558

		3,564,472

Thrifts & Mortgage Finance—3.9%
Essent Group, Ltd.	29,400	1,401,498
First Defiance Financial Corp.	20,000	579,300
Luther Burbank Corp.	18,100	205,073
Meridian Bancorp, Inc.	90,700	1,700,625
MGIC Investment Corp.	166,300	2,092,054
Northfield Bancorp, Inc.	168,500	2,706,110
Oritani Financial Corp.	8,000	141,560
Radian Group, Inc.	43,700	998,108
Territorial Bancorp, Inc.	4,600	131,468
United Community Financial Corp.	12,400	133,672
United Financial Bancorp, Inc.	28,300	385,729
Washington Federal, Inc.	175,800	6,502,842
Waterstone Financial, Inc.	25,800	443,244
WSFS Financial Corp.	24,662	1,087,594

		18,508,877

Tobacco—0.2%
Vector Group, Ltd. (b)	63,624	757,758

Trading Companies & Distributors—2.2%
BMC Stock Holdings, Inc. (a)	64,600	1,691,228
DXP Enterprises, Inc. (a)	33,600	1,166,592

BHFTI-231

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
Foundation Building Materials, Inc. (a)	27,400	$424,426
MRC Global, Inc. (a)	171,000	2,074,230
NOW, Inc. (a)	239,800	2,750,506
Titan Machinery, Inc. (a)	109,400	1,568,796
Veritiv Corp. (a)	35,200	636,416

		10,312,194

Water Utilities—0.2%
American States Water Co.	13,100	1,177,166

Total Common Stocks (Cost $432,165,135)		455,628,176

Short-Term Investment—4.2%

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $20,258,382; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $20,666,159	20,257,932	20,257,932

Total Short-Term Investments (Cost $20,257,932)		20,257,932

Securities Lending Reinvestments (c)—13.5%

Certificates of Deposit—3.6%
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (d)	2,000,000	1,999,842
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (d)	1,000,000	999,302
Canadian Imperial Bank of Commerce 2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	1,000,005
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	2,000,000	2,000,286
Credit Industriel et Commercial 2.260%, 1M LIBOR + 0.160%, 01/03/20 (d)	2,000,000	1,999,748
DZ Bank AG
Zero Coupon, 10/18/19	993,980	998,950
Zero Coupon, 11/18/19	994,301	997,180
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (d)	1,000,000	999,840
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	986,758	999,010
Svenska Handelsbanken AB 2.344%, 1M LIBOR + 0.300%, 10/31/19 (d)	1,000,000	1,000,144
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (d)	1,000,000	1,000,233
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	3,000,000	2,999,989

		16,994,529

Commercial Paper—1.5%
China Construction Bank Corp. 2.500%, 10/01/19	1,000,000	1,000,008
Industrial & Commercial Bank of China, Corp.
2.420%, 11/01/19	994,084	998,074
2.470%, 10/25/19	993,688	998,636
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	2,000,000	2,000,324
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (d)	1,000,000	1,000,557
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	1,000,000	999,872

		6,997,471

Repurchase Agreements—8.4%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $2,112,182; collateralized by various Common Stock with an aggregate market value of $2,310,000.	2,100,000	2,100,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $3,521,735; collateralized by various Common Stock with an aggregate market value of $3,850,395.	3,500,000	3,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $501,055; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,100,073; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,122,001.	1,100,000	1,100,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,000,067; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $ 1,020,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $1,845,369; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $1,882,146.	1,845,241	1,845,241
Goldman Sachs & Co. Repurchase Agreement dated 09/30/19 at 2.280%, due on 10/01/19 with a maturity value of $5,000,317; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 02/20/40 - 06/15/58, and an aggregate market value of $5,100,000.	5,000,000	5,000,000

BHFTI-232

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,300,072; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,446,903.	1,300,000	$1,300,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $1,000,393; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $1,111,407.	1,000,000	1,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $5,000,326; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $3,200,175; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,555,398.	3,200,000	3,200,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $2,700,149; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,999,867.	2,700,000	2,700,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,100,817; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,333,230.	2,100,000	2,100,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,000,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124..	2,000,000	2,000,000

		40,345,241

Total Securities Lending Reinvestments (Cost $64,336,330)		64,337,241

Total Investments—113.0% (Cost $516,759,397)		540,223,349
Other assets and liabilities (net)—(13.0)%		(62,326,228)

Net Assets—100.0%		$477,897,121

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $62,775,472 and the collateral received consisted of cash in the amount of $64,345,157. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
Russell 2000 Index E-Mini Futures	12/20/19	269	USD	20,511,250	$(741,814)

BHFTI-233

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$455,628,176	$—	$—	$455,628,176
Total Short-Term Investment*	—	20,257,932	—	20,257,932
Total Securities Lending Reinvestments*	—	64,337,241	—	64,337,241
Total Investments	$455,628,176	$84,595,173	$—	$540,223,349

Collateral for Securities Loaned (Liability)	$—	$(64,345,157)	$—	$(64,345,157)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(741,814)	$—	$—	$(741,814)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-234

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—67.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.6%
Northrop Grumman Corp.	37,175	$13,932,818
Thales S.A.	56,144	6,461,718

		20,394,536

Banks—2.9%
HDFC Bank, Ltd.	305,640	5,291,200
M&T Bank Corp.	48,955	7,733,422

		13,024,622

Capital Markets—6.3%
Goldman Sachs Group, Inc. (The)	23,674	4,905,963
Intercontinental Exchange, Inc.	78,838	7,274,382
London Stock Exchange Group plc	93,997	8,441,508
S&P Global, Inc.	30,565	7,487,814

		28,109,667

Chemicals—5.2%
Linde plc	37,688	7,300,919
LyondellBasell Industries NV - Class A	41,513	3,714,168
Sherwin-Williams Co. (The)	21,618	11,887,090

		22,902,177

Electronic Equipment, Instruments & Components—1.4%
Halma plc	247,879	6,005,672

Food Products—3.2%
McCormick & Co., Inc.	22,963	3,589,117
Nestle S.A.	97,126	10,535,654

		14,124,771

Health Care Equipment & Supplies—3.4%
Danaher Corp.	103,886	15,004,255

Health Care Providers & Services—2.3%
UnitedHealth Group, Inc.	47,637	10,352,473

Hotels, Restaurants & Leisure—2.4%
Marriott International, Inc. - Class A	86,209	10,721,813

Household Durables—1.1%
NVR, Inc. (a)	1,279	4,754,491

Industrial Conglomerates—3.2%
Roper Technologies, Inc.	40,025	14,272,915

Insurance—2.9%
AIA Group, Ltd.	1,002,600	9,407,555
Legal & General Group plc	1,105,105	3,374,270

		12,781,825

Interactive Media & Services—3.9%
Alphabet, Inc. - Class A (a)	7,157	8,739,699

Interactive Media & Services—(Continued)
Alphabet, Inc. - Class C (a)	941	1,147,079
Facebook, Inc. - Class A (a)	42,646	7,594,400

		17,481,178

Internet & Direct Marketing Retail—5.5%
Alibaba Group Holding, Ltd. (ADR) (a)	65,326	10,924,467
Amazon.com, Inc. (a)	6,156	10,686,262
Booking Holdings, Inc. (a)	1,517	2,977,279

		24,588,008

IT Services—5.6%
Accenture plc - Class A	45,755	8,800,974
CGI, Inc. (a)	106,200	8,397,563
Nomura Research Institute, Ltd.	380,300	7,593,401

		24,791,938

Life Sciences Tools & Services—2.6%
IQVIA Holdings, Inc. (a)	32,885	4,912,361
Mettler-Toledo International, Inc. (a)	9,036	6,364,959

		11,277,320

Machinery—3.3%
Atlas Copco AB - A Shares	199,208	6,132,734
Parker-Hannifin Corp.	47,515	8,581,684

		14,714,418

Real Estate Management & Development—2.0%
CBRE Group, Inc. - Class A (a)	167,088	8,857,335

Semiconductors & Semiconductor Equipment—2.0%
Texas Instruments, Inc.	68,905	8,905,282

Software—4.0%
Dassault Systemes SE	34,772	4,953,529
Temenos AG (a)	41,639	6,977,862
Tyler Technologies, Inc. (a) (b)	21,545	5,655,563

		17,586,954

Total Common Stocks (Cost $204,127,497)		300,651,650

Corporate Bonds & Notes—16.6%

Advertising—0.0%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.875%, 03/15/25	55,000	56,719

Aerospace/Defense—0.1%
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	370,000	404,691

BHFTI-235

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
TransDigm, Inc.
6.500%, 07/15/24	76,000	$78,375
6.500%, 05/15/25	75,000	77,813

		560,879

Airlines—0.7%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	218,224	225,071
4.125%, 12/15/27 (144A)	149,684	158,904
American Airlines Group, Inc. 5.000%, 06/01/22 (144A)	315,000	327,080
American Airlines Pass-Through Trust
3.700%, 10/15/25	107,867	108,461
3.750%, 10/15/25	294,924	299,544
4.950%, 02/15/25	133,790	141,138
5.250%, 01/15/24	633,295	673,057
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	522,420	578,894
Latam Airlines Pass-Through Trust 4.200%, 11/15/27	238,859	244,305
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	49,567	55,178
United Airlines Pass-Through Trust 3.650%, 10/07/25	87,153	88,137

		2,899,769

Auto Manufacturers—1.0%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	108,150
BMW US Capital LLC 3.150%, 04/18/24 (144A)	195,000	202,025
Daimler Finance North America LLC 1.750%, 10/30/19 (144A)	210,000	209,931
Ford Motor Co. 6.625%, 10/01/28	1,675,000	1,841,789
General Motors Co. 5.200%, 04/01/45	100,000	98,714
General Motors Financial Co., Inc.
3.450%, 04/10/22	100,000	101,680
5.250%, 03/01/26	295,000	320,286
Hyundai Capital America 2.750%, 09/27/26 (144A) (b)	500,000	487,203
Hyundai Capital Services, Inc. 3.750%, 03/05/23 (144A)	260,000	268,573
Kia Motors Corp. 3.000%, 04/25/23 (144A)	380,000	384,027
Nissan Motor Acceptance Corp. 3.650%, 09/21/21 (144A)	230,000	235,277
Toyota Motor Credit Corp. 2.650%, 04/12/22	270,000	274,920

		4,532,575

Auto Parts & Equipment—0.5%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	115,506

Auto Parts & Equipment—(Continued)
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 (b)	425,000	419,092
7.000%, 03/15/28	1,228,000	1,320,100
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	206,252

		2,060,950

Banks—2.0%
Banco Bilbao Vizcaya Argentaria S.A. 0.750%, 09/11/22 (EUR)	400,000	444,708
Banco Santander S.A. 3.125%, 02/23/23	200,000	203,749
Bank of Montreal 1.750%, 06/15/21 (144A)	255,000	254,275
Barclays plc 3.650%, 03/16/25	225,000	230,265
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	385,043
Canadian Imperial Bank of Commerce 3.500%, 09/13/23	300,000	315,668
Commonwealth Bank of Australia 2.250%, 03/10/20 (144A)	350,000	350,319
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	377,818
Credit Agricole S.A.
3.250%, 10/04/24 (144A)	665,000	684,605
4.375%, 03/17/25 (144A)	200,000	212,124
Danske Bank A/S 3.875%, 09/12/23 (144A)	200,000	207,368
Dexia Credit Local S.A. 2.250%, 02/18/20 (144A)	250,000	250,098
HSBC Holdings plc
4.375%, 11/23/26	200,000	214,474
5.750%, 12/20/27 (GBP)	110,000	167,531
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	250,000	251,725
Intesa Sanpaolo S.p.A. 5.710%, 01/15/26 (144A)	525,000	557,173
Kasikornbank PCL 3.256%, 07/12/23	375,000	383,951
Lloyds Banking Group plc 4.500%, 11/04/24	200,000	208,817
Morgan Stanley 4.350%, 09/08/26	315,000	341,501
National Australia Bank, Ltd. 2.500%, 01/12/21	250,000	251,304
Royal Bank of Scotland Group plc 6.000%, 12/19/23	235,000	258,340
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	200,000	208,466
Societe Generale S.A. 4.750%, 11/24/25 (144A)	260,000	279,308
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	304,314

BHFTI-236

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Toronto-Dominion Bank (The) 3.500%, 07/19/23	335,000	$353,296
United Overseas Bank, Ltd. 3.200%, 04/23/21 (144A)	735,000	746,366
Woori Bank 5.875%, 04/13/21 (144A)	200,000	208,816

		8,651,422

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29	300,000	349,352
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	121,574

		470,926

Building Materials—0.6%
Cemex Finance LLC 6.000%, 04/01/24 (144A)	465,000	477,323
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	1,695,000	1,701,407
Masco Corp.
6.500%, 08/15/32	8,000	9,811
7.750%, 08/01/29	94,000	120,443
Owens Corning 4.400%, 01/30/48	215,000	198,029

		2,507,013

Chemicals—0.2%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	207,002
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	80,507
INVISTA Finance LLC 4.250%, 10/15/19 (144A)	305,000	305,151
LG Chem, Ltd. 3.250%, 10/15/24 (144A)	200,000	206,309
Syngenta Finance NV 1.250%, 09/10/27 (EUR)	200,000	213,322

		1,012,291

Commercial Services—0.2%
DP World Crescent, Ltd. 4.848%, 09/26/28 (144A)	435,000	477,412
Edenred 1.875%, 03/06/26 (EUR)	200,000	238,580
Holding d’Infrastructures de Transport SAS
0.625%, 03/27/23 (EUR)	100,000	110,407
1.625%, 11/27/27 (EUR)	100,000	115,559
United Rentals North America, Inc. 6.500%, 12/15/26	85,000	92,607

		1,034,565

Computers—0.2%
Dell International LLC / EMC Corp.
6.020%, 06/15/26 (144A)	165,000	186,068
8.100%, 07/15/36 (144A)	210,000	267,975
8.350%, 07/15/46 (144A)	150,000	197,748
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	160,000	187,013

		838,804

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.950%, 03/15/43	40,000	44,800

Diversified Financial Services—1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.500%, 05/15/21	150,000	154,852
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	264,201
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	210,000	209,957
3.000%, 03/30/20	200,000	200,317
Brookfield Finance, Inc. 4.850%, 03/29/29	185,000	209,421
Jefferies Group LLC 6.250%, 01/15/36	175,000	202,224
Nationstar Mortgage Holdings, Inc. 9.125%, 07/15/26 (144A)	820,000	873,300
Navient Corp.
5.000%, 10/26/20	1,745,000	1,766,812
5.500%, 01/25/23	555,000	573,037
5.625%, 08/01/33	1,150,000	971,037
5.875%, 10/25/24	40,000	40,300
6.750%, 06/15/26 (b)	185,000	189,218
Quicken Loans, Inc.
5.250%, 01/15/28 (144A)	70,000	72,240
5.750%, 05/01/25 (144A)	60,000	61,875
Springleaf Finance Corp.
5.625%, 03/15/23	135,000	144,113
6.875%, 03/15/25	205,000	225,884
7.750%, 10/01/21	165,000	179,438
8.250%, 10/01/23	65,000	75,725
Unifin Financiera S.A. 7.250%, 09/27/23	245,000	253,146

		6,667,097

Electric—0.6%
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	360,740
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	200,000	210,280
Enel Chile S.A. 4.875%, 06/12/28	110,000	123,695
Enel Finance International NV 4.625%, 09/14/25 (144A)	450,000	491,564
Engie Energia Chile S.A. 5.625%, 01/15/21 (144A)	250,000	259,638

BHFTI-237

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Gas Natural Fenosa Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	$237,620
Perusahaan Listrik Negara PT 5.375%, 01/25/29 (144A)	200,000	229,493
RWE AG 2.750%, 5Y EUR Swap + 2.643%, 04/21/75 (EUR) (c)	340,000	378,141
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	487,605

		2,778,776

Energy-Alternate Sources—0.0%
Greenko Dutch B.V. 5.250%, 07/24/24 (144A)	200,000	200,000

Engineering & Construction—0.0%
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	41,183

Food—0.1%
Danone S.A. 1.691%, 10/30/19 (144A)	225,000	224,892
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	206,752

		431,644

Forest Products & Paper—0.1%
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	416,983

Gas—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	208,460
NGL Energy Partners L.P. / NGL Energy Finance Corp.
6.125%, 03/01/25	265,000	252,412
7.500%, 11/01/23	125,000	127,344

		588,216

Healthcare-Products—0.1%
DH Europe Finance II S.a.r.l. 0.750%, 09/18/31 (EUR)	140,000	153,062
Medtronic Global Holdings Co. 1.125%, 03/07/27 (EUR)	105,000	121,466

		274,528

Healthcare-Services—1.8%
HCA, Inc.
7.050%, 12/01/27	65,000	76,050
7.500%, 11/06/33	4,235,000	5,082,000
7.580%, 09/15/25 (b)	310,000	365,800
7.750%, 07/15/36 (b)	1,185,000	1,386,450
Tenet Healthcare Corp.
5.125%, 05/01/25	115,000	116,587
6.875%, 11/15/31	995,000	905,450

		7,932,337

Home Builders—0.4%
Beazer Homes USA, Inc. 7.250%, 10/15/29 (144A)	465,000	472,556
TRI Pointe Group, Inc. 4.875%, 07/01/21	1,355,000	1,395,650

		1,868,206

Insurance—0.4%
AIA Group, Ltd.
3.200%, 03/11/25 (144A)	200,000	206,298
3.900%, 04/06/28 (144A)	260,000	282,497
Global Atlantic Fin Co. 8.625%, 04/15/21 (144A)	820,000	885,149
Old Republic International Corp. 4.875%, 10/01/24	175,000	191,668
Radian Group, Inc.
4.500%, 10/01/24	70,000	72,275
4.875%, 03/15/27	40,000	40,500

		1,678,387

Internet—0.2%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	240,000	249,297
Baidu, Inc. 3.875%, 09/29/23	200,000	208,092
Tencent Holdings, Ltd.
2.985%, 01/19/23 (144A)	200,000	203,135
3.280%, 04/11/24 (144A)	200,000	205,425
Weibo Corp. 3.500%, 07/05/24	200,000	203,198

		1,069,147

Iron/Steel—0.0%
United States Steel Corp. 6.650%, 06/01/37	75,000	57,563

Media—0.5%
COX Communications, Inc. 4.800%, 02/01/35 (144A)	5,000	5,438
CSC Holdings LLC 5.375%, 02/01/28 (144A)	200,000	210,750
DISH DBS Corp.
5.000%, 03/15/23 (b)	160,000	161,648
5.875%, 11/15/24	570,000	565,012
7.750%, 07/01/26 (b)	145,000	147,755
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	225,866
Myriad International Holdings B.V. 6.000%, 07/18/20 (144A)	200,000	204,834
Time Warner Cable LLC
4.500%, 09/15/42	45,000	44,253
5.500%, 09/01/41	30,000	32,331
Viacom, Inc.
4.375%, 03/15/43	10,000	10,304
5.250%, 04/01/44	135,000	152,883
5.850%, 09/01/43	50,000	61,493

BHFTI-238

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Videotron, Ltd. 5.125%, 04/15/27 (144A)	230,000	$243,225

		2,065,792

Mining—0.4%
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	285,000	283,965
4.500%, 09/16/25 (144A)	225,000	246,128
4.500%, 09/16/25	230,000	251,597
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A)	435,000	471,670
Hecla Mining Co. 6.875%, 05/01/21	320,000	316,800

		1,570,160

Miscellaneous Manufacturing—0.0%
General Electric Co.
4.500%, 03/11/44	55,000	58,917

Multi-National—0.3%
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 05/07/20 (144A)	280,000	280,703
International Bank for Reconstruction & Development
2.200%, 01/18/22 (CAD)	640,000	487,895
2.500%, 03/12/20 (AUD)	500,000	339,567

		1,108,165

Oil & Gas—1.6%
Antero Resources Corp.
5.125%, 12/01/22	155,000	136,013
5.375%, 11/01/21	70,000	67,725
BP Capital Markets America, Inc. 3.216%, 11/28/23	175,000	181,733
California Resources Corp. 8.000%, 12/15/22 (144A) (b)	995,000	492,525
Chesapeake Energy Corp.
4.875%, 04/15/22 (b)	2,145,000	1,732,087
5.750%, 03/15/23	130,000	99,450
8.000%, 06/15/27 (b)	225,000	151,313
Cimarex Energy Co. 4.375%, 06/01/24	675,000	709,337
Continental Resources, Inc.
3.800%, 06/01/24	180,000	183,448
4.500%, 04/15/23	195,000	202,565
5.000%, 09/15/22	19,000	19,167
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	202,000
Oasis Petroleum, Inc. 6.875%, 01/15/23 (b)	45,000	41,175
Petrobras Global Finance B.V. 5.999%, 01/27/28	270,000	300,240
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	216,700

Oil & Gas—(Continued)
Range Resources Corp.
4.875%, 05/15/25 (b)	130,000	107,250
5.000%, 08/15/22	190,000	178,125
5.000%, 03/15/23	115,000	100,625
Sinopec Group Overseas Development, Ltd. 2.375%, 04/12/20 (144A)	300,000	299,946
SM Energy Co.
6.625%, 01/15/27 (b)	960,000	825,600
6.750%, 09/15/26	30,000	26,250
Thaioil Treasury Center Co., Ltd. 3.625%, 01/23/23 (144A)	350,000	361,193
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp. 9.750%, 04/15/23 (144A)	25,000	11,688
Whiting Petroleum Corp.
5.750%, 03/15/21	145,000	138,479
6.250%, 04/01/23	15,000	11,550
6.625%, 01/15/26 (b)	160,000	108,000
YPF S.A. 16.500%, 05/09/22 (144A) (ARS) (d)	5,400,000	34,348

		6,938,532

Oil & Gas Services—0.1%
Oceaneering International, Inc.
4.650%, 11/15/24	575,000	540,500

Packaging & Containers—0.4%
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A) (b)	1,230,000	1,260,750
Sealed Air Corp.
4.875%, 12/01/22 (144A)	10,000	10,500
5.500%, 09/15/25 (144A)	280,000	301,700
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	111,584

		1,684,534

Pipelines—0.6%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	417,417
Enable Midstream Partners L.P. 5.000%, 05/15/44	125,000	114,775
Enbridge Energy Partners L.P. 7.375%, 10/15/45	90,000	133,334
Enbridge, Inc. 2.900%, 07/15/22	125,000	127,373
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	440,000	466,853
EnLink Midstream Partners L.P. 4.150%, 06/01/25	230,000	213,325
MPLX L.P.
4.500%, 07/15/23	10,000	10,654
4.875%, 06/01/25	40,000	44,009
ONEOK Partners L.P. 6.200%, 09/15/43	10,000	12,376
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.750%, 03/15/24	530,000	549,212

BHFTI-239

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	560,000	$709,030

		2,798,358

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	218,920
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	174,712

		393,632

Real Estate Investment Trusts—0.1%
Iron Mountain, Inc. 4.875%, 09/15/29 (144A)	565,000	573,644

Retail—0.3%
CK Hutchison International 19, Ltd. 3.625%, 04/11/29 (144A)	225,000	238,952
J.C. Penney Corp., Inc. 7.625%, 03/01/97	155,000	44,175
Michaels Stores, Inc. 8.000%, 07/15/27 (144A)	665,000	665,831
Walmart, Inc. 3.700%, 06/26/28	235,000	260,685

		1,209,643

Semiconductors—0.1%
Broadcom, Inc. 4.250%, 04/15/26 (144A)	195,000	201,458
Micron Technology, Inc. 5.500%, 02/01/25	104,000	106,878

		308,336

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	180,000	188,550

Telecommunications—1.2%
America Movil S.A.B. de C.V. 2.125%, 03/10/28 (EUR)	235,000	289,120
AT&T, Inc.
4.500%, 03/09/48	90,000	96,747
4.550%, 03/09/49	115,000	124,082
Cincinnati Bell, Inc.
7.000%, 07/15/24 (144A) (b)	55,000	50,875
8.000%, 10/15/25 (144A)	90,000	79,245
Deutsche Telekom International Finance B.V. 4.375%, 06/21/28 (144A)	350,000	391,520
KT Corp. 2.500%, 07/18/26 (144A)	210,000	207,157
Level 3 Financing, Inc. 5.625%, 02/01/23	380,000	384,750
Level 3 Parent LLC 5.750%, 12/01/22	60,000	60,240

Telecommunications—(Continued)
Millicom International Cellular S.A. 6.250%, 03/25/29 (144A)	200,000	218,420
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24 (144A)	400,000	404,880
Sprint Capital Corp.
6.875%, 11/15/28	1,250,000	1,362,750
8.750%, 03/15/32	350,000	431,707
Telefonica Emisiones S.A. 1.495%, 09/11/25 (EUR)	200,000	232,918
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	206,955
Windstream Services LLC / Windstream Finance Corp.
9.000%, 06/30/25 (144A)	40,000	21,600
10.500%, 06/30/24 (144A)	1,500,000	828,750

		5,391,716

Transportation—0.0%
FedEx Corp. 1.000%, 01/11/23 (EUR)	130,000	144,972

Total Corporate Bonds & Notes (Cost $69,708,774)		73,650,231

Foreign Government—7.3%

Banks—0.0%
Korea Development Bank (The) 4.500%, 11/22/19 (AUD)	200,000	135,543

Diversified Financial Services—0.1%
CPPIB Capital, Inc. 0.375%, 06/20/24 (144A) (EUR)	250,000	282,146

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	263,025

Provincial—0.4%
Province of Ontario Canada 1.875%, 05/21/20	2,045,000	2,042,399

Sovereign—6.6%
Argentine Republic Government International Bonds
6.875%, 04/22/21	150,000	73,502
7.125%, 06/28/17	505,000	217,155
7.625%, 04/22/46	530,000	229,760
Australia Government Bond 5.500%, 04/21/23 (AUD)	405,000	318,928
Bonos de la Tesoreria de la Republica en pesos
4.000%, 03/01/23 (144A) (CLP)	240,000,000	349,564
4.500%, 03/01/26 (CLP)	215,000,000	329,546
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 (BRL)	7,765,000	1,977,361
10.000%, 01/01/25 (BRL)	2,635,000	727,764
10.000%, 01/01/27 (BRL)	2,587,000	730,824

BHFTI-240

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Brazilian Government International Bonds
4.625%, 01/13/28	290,000	$308,128
8.500%, 01/05/24 (BRL)	350,000	93,041
Canadian Government Bonds
0.500%, 03/01/22 (CAD)	535,000	393,797
0.750%, 09/01/20 (CAD)	365,000	273,045
1.750%, 05/01/21 (CAD)	5,450,000	4,123,587
Chile Government International Bond 3.240%, 02/06/28	400,000	425,004
Colombia Government International Bond 3.875%, 04/25/27	200,000	212,000
Colombian TES
6.250%, 11/26/25 (COP)	1,305,500,000	391,590
7.500%, 08/26/26 (COP)	1,880,000,000	600,397
Dominican Republic International Bonds
6.000%, 07/19/28 (144A)	200,000	218,252
8.625%, 04/20/27 (144A) (e)	200,000	239,252
Export Development Canada 1.800%, 09/01/22 (CAD)	250,000	188,512
Export-Import Bank of Korea 3.000%, 11/01/22	200,000	205,018
France Government Bond OAT 4.250%, 10/25/23 (EUR)	2,350,000	3,085,017
Hellenic Republic Government Bonds
3.450%, 04/02/24 (144A) (EUR)	75,000	91,606
3.750%, 01/30/28 (EUR)	335,000	435,659
Indonesia Government International Bonds
2.875%, 07/08/21 (144A) (EUR)	220,000	251,555
4.125%, 01/15/25 (144A)	200,000	212,819
4.750%, 01/08/26 (144A)	200,000	220,517
4.750%, 01/08/26	200,000	220,517
Ireland Government Bond 3.400%, 03/18/24 (EUR)	65,000	83,220
Italy Buoni Poliennali Del Tesoro
2.000%, 02/01/28 (EUR)	625,000	756,675
2.500%, 11/15/25 (EUR)	605,000	742,459
Japan Government Thirty Year Bond 0.500%, 03/20/49 (JPY)	210,850,000	2,030,517
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (e)	84,190,545	811,733
Kommunalbanken AS 1.750%, 09/15/20 (144A) (b)	200,000	199,595
Korea Treasury Bond 2.000%, 09/10/22 (KRW)	380,000,000	323,065
Mexican Bonos
5.750%, 03/05/26 (MXN)	6,490,000	311,269
8.000%, 12/07/23 (MXN)	1,835,000	97,353
Mexico Government International Bond 4.000%, 03/15/2115 (EUR)	100,000	124,494
Norwegian Government Bond 2.000%, 05/24/23 (144A) (NOK)	5,567,000	627,095
South Africa Government Bond 7.000%, 02/28/31 (ZAR)	11,655,000	651,125
Spain Government Bonds
0.750%, 07/30/21 (EUR)	185,000	206,279

Sovereign—(Continued)
Spain Government Bonds
1.600%, 04/30/25 (144A) (EUR)	180,000	216,312
2.700%, 10/31/48 (144A) (EUR)	535,000	823,440
4.300%, 10/31/19 (144A) (EUR)	530,000	579,749
4.400%, 10/31/23 (144A) (EUR)	525,000	683,677
Sweden Government Bond 5.000%, 12/01/20 (SEK)	2,650,000	286,833
Thailand Government Bond 2.125%, 12/17/26 (THB)	25,000,000	854,511
Turkey Government Bond 12.400%, 03/08/28 (TRY)	2,525,000	430,149
Turkey Government International Bond 7.625%, 04/26/29	200,000	212,519
United Kingdom Gilt
1.500%, 07/22/26 (GBP)	640,000	852,257
2.750%, 09/07/24 (GBP)	215,000	296,352
4.250%, 06/07/32 (GBP)	125,000	221,909

		29,566,304

Transportation—0.1%
Network Rail Infrastructure Finance plc 4.750%, 01/22/24 (GBP)	235,000	340,018

Total Foreign Government (Cost $34,384,751)		32,629,435

U.S. Treasury & Government Agencies—3.4%

Agency Sponsored Mortgage - Backed—0.8%
Fannie Mae 30 Yr. Pool
3.500%, 07/01/49	3,120,439	3,210,791
Fannie Mae-ACES 2.972%, 11/25/27 (c)	350,000	366,702

		3,577,493

U.S. Treasury—2.6%
U.S. Treasury Bond 2.875%, 05/15/49	745,000	869,613
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/22 (e)	242,636	240,209
0.375%, 07/15/27 (e)	1,069,776	1,087,765
0.625%, 04/15/23 (e)	2,427,245	2,447,763
U.S. Treasury Notes
1.375%, 05/31/20	600,000	597,961
1.625%, 08/15/29	2,430,000	2,419,464
2.500%, 06/30/20	1,000,000	1,004,609
2.750%, 02/28/25	375,000	397,617
2.875%, 10/15/21	1,160,000	1,188,320
2.875%, 08/15/28	335,000	368,408
3.125%, 11/15/28	615,000	690,626

		11,312,355

Total U.S. Treasury & Government Agencies (Cost $14,556,529)		14,889,848

BHFTI-241

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Convertible Bonds—0.6%

Security Description	Principal Amount*	Value

Computers—0.0%
Western Digital Corp. 1.500%, 02/01/24	160,000	$153,200

Internet—0.2%
Booking Holdings, Inc. 0.900%, 09/15/21 (b)	595,000	689,912

Media—0.1%
DISH Network Corp. 3.375%, 08/15/26	735,000	673,411

Oil & Gas—0.0%
Chesapeake Energy Corp. 5.500%, 09/15/26	20,000	11,950
SM Energy Co. 1.500%, 07/01/21	90,000	81,173

		93,123

Real Estate Investment Trusts—0.1%
iStar, Inc. 3.125%, 09/15/22	210,000	222,384

Semiconductors—0.1%
Rovi Corp. 0.500%, 03/01/20	485,000	476,222

Software—0.1%
Evolent Health, Inc.
2.000%, 12/01/21	75,000	65,672
Nuance Communications, Inc.
1.000%, 12/15/35	685,000	647,325
1.250%, 04/01/25	70,000	68,600

		781,597

Telecommunications—0.0%
CalAmp Corp. 1.625%, 05/15/20	5,000	4,894

Total Convertible Bonds (Cost $3,049,490)		3,094,743

Municipals—0.3%
City of Oslo Norway 3.550%, 02/12/21 (NOK)	5,000,000	562,125
Tobacco Settlement Financing Corp. 6.706%, 06/01/46	665,000	639,278

Total Municipals (Cost $1,300,388)		1,201,403

Convertible Preferred Stocks—0.1%
Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp.
5.000%, 12/31/49	849	32,262
5.750%, 12/31/49	393	150,651
5.750%, 12/31/49 (d)	17	6,858
5.750%, 12/31/49	20	8,069

		197,840

Pipelines—0.1%
El Paso Energy Capital Trust I 4.750%, 03/31/28	5,754	301,912

Total Convertible Preferred Stocks (Cost $519,960)		499,752

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	345,604	261,658

Total Mortgage-Backed Securities (Cost $322,514)		261,658

Short-Term Investments—4.1%

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $7,596,144; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $7,748,267.	7,595,975	7,595,975

U.S. Treasury—2.4%
U.S. Treasury Bills
1.846%, 03/26/20 (f)	8,580,000	8,505,122
2.066%, 01/23/20 (f)	1,375,000	1,367,187
2.321%, 10/24/19 (b) (f)	600,000	599,315

		10,471,624

Total Short-Term Investments (Cost $18,064,604)		18,067,599

Securities Lending Reinvestments (g)—1.4%

Certificate of Deposit—0.1%
Chiba Bank, Ltd. 2.270%, 10/08/19	500,000	500,014

Repurchase Agreements—1.3%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $1,000,053; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000

BHFTI-242

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $100,580; collateralized by various Common Stock with an aggregate market value of $110,000.	100,000	$100,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $503,105; collateralized by various Common Stock with an aggregate market value of $550,056.	500,000	500,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $200,013; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $204,000.	200,000	200,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $200,013; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $1,400,203; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $1,428,108.	1,400,106	1,400,106
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $364,030; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $371,292.	364,011	364,011
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $200,011; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $222,600.	200,000	200,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $600,236; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $666,844.	600,000	600,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $500,027; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $555,531.	500,000	500,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $500,194; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $555,531.	500,000	500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $300,117; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $333,319.	300,000	300,000

		5,864,117

Total Securities Lending Reinvestments (Cost $6,364,118)		6,364,131

Total Investments—101.7% (Cost $352,398,625)		451,310,450
Other assets and liabilities (net)—(1.7)%		(7,585,789)

Net Assets—100.0%		$443,724,661

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $6,207,431 and the collateral received consisted of cash in the amount of $6,369,493 and non-cash collateral with a value of $111,530. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $41,206, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $33,085,812, which is 7.5% of net assets.

BHFTI-243

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Restricted Securities	Acquisition Date	Shares/Principal Amount	Cost	Value
Chesapeake Energy Corp., 5.750%, 12/31/49	01/14/13-07/10/13	17	$15,611	$6,858
YPF S.A., 16.500%, 05/09/22	05/09/17	5,400,000	352,012	34,348

				$41,206

Country Diversification as of September 30, 2019 (Unaudited)	% of Net Assets
United States	63.5
United Kingdom	6.4
Switzerland	4.1
Canada	4.1
France	3.8
China	2.9
Japan	2.4
Hong Kong	2.3
Sweden	1.4
India	1.2

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	190,000	UBSA	12/18/19	USD	130,423	$(1,870)
EUR	9,160,000	MSC	12/18/19	USD	10,167,536	(124,154)
GBP	925,000	UBSA	12/18/19	USD	1,146,843	(5,897)
JPY	1,442,535,000	CSI	12/18/19	USD	13,532,198	(118,065)

Contracts to Deliver
BRL	12,240,000	BOA	12/03/19	USD	2,940,894	6,463
CAD	5,400,000	UBSA	12/18/19	USD	4,102,003	20,833
COP	4,298,855,000	CSI	12/18/19	USD	1,268,529	37,677
MXN	5,920,000	GSBU	12/18/19	USD	297,402	1,068
THB	24,000,000	UBSA	12/18/19	USD	783,840	(2,031)
ZAR	10,000,000	CBNA	12/18/19	USD	669,761	16,018

Cross Currency Contracts to Buy
EUR	699,978	CSI	12/18/19	NOK	6,965,000	963

Net Unrealized Depreciation						$(168,995)

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(GSBU)—	Goldman Sachs Bank USA
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(THB)—	Thai Baht
(TRY)—	Turkish Lira
(ZAR)—	South African Rand

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt

BHFTI-244

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$13,932,818	$6,461,718	$—	$20,394,536
Banks	7,733,422	5,291,200	—	13,024,622
Capital Markets	19,668,159	8,441,508	—	28,109,667
Chemicals	22,902,177	—	—	22,902,177
Electronic Equipment, Instruments & Components	—	6,005,672	—	6,005,672
Food Products	3,589,117	10,535,654	—	14,124,771
Health Care Equipment & Supplies	15,004,255	—	—	15,004,255
Health Care Providers & Services	10,352,473	—	—	10,352,473
Hotels, Restaurants & Leisure	10,721,813	—	—	10,721,813
Household Durables	4,754,491	—	—	4,754,491
Industrial Conglomerates	14,272,915	—	—	14,272,915
Insurance	—	12,781,825	—	12,781,825
Interactive Media & Services	17,481,178	—	—	17,481,178
Internet & Direct Marketing Retail	24,588,008	—	—	24,588,008
IT Services	17,198,537	7,593,401	—	24,791,938
Life Sciences Tools & Services	11,277,320	—	—	11,277,320
Machinery	8,581,684	6,132,734	—	14,714,418
Real Estate Management & Development	8,857,335	—	—	8,857,335
Semiconductors & Semiconductor Equipment	8,905,282	—	—	8,905,282
Software	5,655,563	11,931,391	—	17,586,954
Total Common Stocks	225,476,547	75,175,103	—	300,651,650
Total Corporate Bonds & Notes*	—	73,650,231	—	73,650,231
Total Foreign Government*	—	32,629,435	—	32,629,435
Total U.S. Treasury & Government Agencies*	—	14,889,848	—	14,889,848
Total Convertible Bonds*	—	3,094,743	—	3,094,743
Total Municipals*	—	1,201,403	—	1,201,403
Convertible Preferred Stocks
Oil, Gas & Consumable Fuels	—	197,840	—	197,840
Pipelines	301,912	—	—	301,912
Total Convertible Preferred Stocks	301,912	197,840	—	499,752
Total Mortgage-Backed Securities*	—	261,658	—	261,658
Total Short-Term Investments*	—	18,067,599	—	18,067,599
Total Securities Lending Reinvestments*	—	6,364,131	—	6,364,131
Total Investments	$225,778,459	$225,531,991	$—	$451,310,450

Collateral for Securities Loaned (Liability)	$—	$(6,369,493)	$—	$(6,369,493)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$83,022	$—	$83,022
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(252,017)	—	(252,017)
Total Forward Contracts	$—	$(168,995)	$—	$(168,995)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-245

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—74.8% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—74.8%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	69,050,072	$765,074,793
MetLife Mid Cap Stock index Portfolio (Class A) (a)	5,337,494	91,111,017
MetLife MSCI EAFE Index Portfolio (Class A) (a)	15,111,918	200,686,273
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,273,540	41,992,276
MetLife Stock Index Portfolio (Class A) (a)	6,422,926	330,138,397

Total Mutual Funds (Cost $1,382,308,907)		1,429,002,756

Short-Term Investments—25.1%

Discount Notes—12.2%
Fannie Mae
1.806%, 11/04/19 (b)	14,000,000	13,975,142
1.947%, 11/13/19 (b)	10,000,000	9,977,545
Federal Home Loan Bank
1.435%, 10/03/19 (b)	37,000,000	36,996,136
1.830%, 10/09/19 (b) (c)	65,000,000	64,972,844
1.939%, 11/15/19 (b)	15,000,000	14,964,750
1.943%, 10/18/19 (b)	33,000,000	32,970,703
1.958%, 12/13/19 (b)	60,000,000	59,772,484

		233,629,604

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $651,054; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $668,218.	651,040	651,040

U.S. Treasury—12.8%
U.S. Treasury Bills
Zero Coupon, 10/01/19 (b)	57,000,000	57,000,000
1.758%, 10/08/19 (b)	37,000,000	36,987,338
1.862%, 02/13/20 (b) (d)	42,000,000	41,720,044
1.876%, 12/12/19 (b)	65,000,000	64,768,437
1.881%, 11/14/19 (b)	44,000,000	43,903,065

		244,378,884

Total Short-Term Investments (Cost $478,615,884)		478,659,528

Total Investments—99.9% (Cost $1,860,924,791)		1,907,662,284
Other assets and liabilities (net)—0.1%		2,339,128

Net Assets—100.0%		$1,910,001,412

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $ 30,987,048.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2019, the market value of securities pledged was $29,303,364.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
MSCI EAFE Index Mini Futures	12/20/19	2,001	USD	189,934,920	$(742,572)
Russell 2000 Index E-Mini Futures	12/20/19	600	USD	45,750,000	(1,746,870)
S&P 500 Index E-Mini Futures	12/20/19	2,128	USD	316,912,400	(3,211,046)
S&P Midcap 400 Index E-Mini Futures	12/20/19	520	USD	100,776,000	(1,489,824)

Net Unrealized Depreciation					$(7,190,312)

BHFTI-246

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	1.570%	Semi-Annually	12/10/29	USD	97,000,000	$16,180	$(16,594)	$32,774
Pay	3M LIBOR	Quarterly	1.611%	Semi-Annually	11/15/29	USD	97,000,000	373,673	—	373,673
Pay	3M LIBOR	Quarterly	1.980%	Semi-Annually	10/10/29	USD	98,000,000	3,717,591	(106,277)	3,823,868
Pay	3M LIBOR	Quarterly	2.050%	Semi-Annually	09/11/29	USD	97,000,000	4,276,128	(150,335)	4,426,463
Pay	3M LIBOR	Quarterly	2.410%	Semi-Annually	08/13/29	USD	97,000,000	7,492,736	(5,374)	7,498,110
Pay	3M LIBOR	Quarterly	2.490%	Semi-Annually	07/10/29	USD	98,000,000	8,241,516	(52,153)	8,293,669

Totals								$24,117,824	$(330,733)	$24,448,557

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,429,002,756	$—	$—	$1,429,002,756
Total Short-Term Investments*	—	478,659,528	—	478,659,528
Total Investments	$1,429,002,756	$478,659,528	$—	$1,907,662,284

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(7,190,312)	$—	$—	$(7,190,312)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$24,448,557	$—	$24,448,557

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-247

Brighthouse Funds Trust I

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Australia—3.2%
APA Group	1,349,102	$10,449,868
Brambles, Ltd.	2,008,276	15,472,012
Caltex Australia, Ltd.	604,706	10,784,469
Oil Search, Ltd.	1,579,414	7,840,865
Sonic Healthcare, Ltd.	532,705	10,109,825

		54,657,039

Belgium—1.0%
KBC Group NV	261,204	16,997,354

Brazil—0.4%
Ambev S.A. (ADR)	1,460,465	6,747,348

Canada—2.6%
Constellation Software, Inc.	9,829	9,816,388
Enbridge, Inc.	239,819	8,417,242
Ritchie Bros Auctioneers, Inc.	258,224	10,293,097
TMX Group, Ltd.	196,971	16,999,407

		45,526,134

China—1.6%
51job, Inc. (ADR) (a) (b)	116,516	8,622,184
China Resources Gas Group, Ltd.	1,700,424	8,391,466
Yum China Holdings, Inc.	248,147	11,273,318

		28,286,968

Denmark—2.3%
Novo Nordisk A/S - Class B	610,794	31,538,364
Orsted A/S	84,133	7,814,161

		39,352,525

France—10.3%
BNP Paribas S.A.	458,383	22,349,279
Danone S.A.	236,869	20,862,464
EssilorLuxottica S.A.	172,811	24,929,233
L’Oreal S.A.	72,697	20,370,313
Legrand S.A.	259,118	18,508,033
LVMH Moet Hennessy Louis Vuitton SE	85,877	34,185,024
Schneider Electric SE	417,003	36,571,357

		177,775,703

Germany—7.4%
adidas AG	70,024	21,793,050
Bayer AG	331,348	23,362,324
GEA Group AG	488,724	13,196,148
Grand City Properties S.A.	856,620	19,270,765
LEG Immobilien AG	185,658	21,252,158
Scout24 AG	144,090	8,217,847
Symrise AG	203,420	19,770,030

		126,862,322

Greece—0.5%
Hellenic Telecommunications Organization S.A.	618,351	8,522,693

Hong Kong—4.3%
AIA Group, Ltd.	3,335,228	31,294,975
CLP Holdings, Ltd.	1,277,500	13,376,282
Hong Kong Exchanges and Clearing, Ltd.	420,900	12,423,773
Techtronic Industries Co., Ltd.	2,478,000	17,390,473

		74,485,503

India—0.9%
HDFC Bank, Ltd.	898,276	15,550,838

Ireland—1.4%
AIB Group plc	3,791,876	11,281,083
Flutter Entertainment plc	78,151	7,314,982
Ryanair Holdings plc (ADR) (b)	93,450	6,203,211

		24,799,276

Israel—1.4%
Check Point Software Technologies, Ltd. (b)	127,975	14,013,262
Mellanox Technologies, Ltd. (b)	91,449	10,021,896

		24,035,158

Italy—2.1%
Eni S.p.A.	1,021,737	15,604,682
Intesa Sanpaolo S.p.A.	8,948,763	21,244,393

		36,849,075

Japan—20.1%
AEON Financial Service Co., Ltd.	968,899	14,660,086
Daikin Industries, Ltd.	203,400	26,708,403
Fujitsu, Ltd.	135,500	10,882,775
Hitachi, Ltd.	497,800	18,642,207
Japan Tobacco, Inc.	552,431	12,105,360
Kansai Paint Co., Ltd.	405,400	9,475,482
Kao Corp.	220,700	16,367,823
KDDI Corp.	828,800	21,664,937
Koito Manufacturing Co., Ltd.	296,000	14,593,664
Kubota Corp.	1,285,000	19,545,048
Kyocera Corp.	175,400	10,954,380
Kyowa Kirin Co., Ltd.	414,700	8,053,168
Mitsubishi UFJ Financial Group, Inc.	3,969,800	20,232,815
Nitto Denko Corp.	236,900	11,481,949
Nomura Research Institute, Ltd.	917,700	18,323,597
Santen Pharmaceutical Co., Ltd.	1,503,000	26,222,028
SoftBank Group Corp.	436,700	17,152,320
Sundrug Co., Ltd.	244,570	7,694,101
Terumo Corp.	671,000	21,616,891
TOTO, Ltd.	422,000	15,906,163
USS Co., Ltd.	939,300	18,320,099
Yamato Holdings Co., Ltd.	363,966	5,503,791

		346,107,087

Malaysia—0.2%
Malaysia Airports Holdings Bhd	1,748,500	3,618,840

Netherlands—3.2%
Akzo Nobel NV	267,615	23,874,333

BHFTI-248

Brighthouse Funds Trust I

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Euronext NV	236,035	$19,294,484
Wolters Kluwer NV	169,991	12,415,582

		55,584,399

Portugal—0.9%
Galp Energia SGPS S.A.	1,031,140	15,510,001

South Korea—1.2%
NAVER Corp.	65,432	8,605,211
Samsung Electronics Co., Ltd.	285,342	11,641,934

		20,247,145

Spain—2.3%
Amadeus IT Group S.A.	235,219	16,868,357
Iberdrola S.A.	2,119,759	22,029,017

		38,897,374

Sweden—0.8%
Tele2 AB - B Shares (a)	453,447	6,743,567
Telefonaktiebolaget LM Ericsson - B Shares	907,133	7,250,376

		13,993,943

Switzerland—13.5%
Cie Financiere Richemont S.A.	174,826	12,848,228
Dufry AG (b)	56,219	4,706,719
Julius Baer Group, Ltd. (b)	425,421	18,871,622
Nestle S.A.	547,354	59,373,727
Roche Holding AG	169,321	49,378,258
Schindler Holding AG (Participation Certificate)	74,458	16,664,185
Sika AG	116,322	17,025,859
Swiss Re AG	111,540	11,640,248
UBS Group AG (b)	1,983,707	22,551,108
Zurich Insurance Group AG	52,958	20,264,657

		233,324,611

Taiwan—1.6%
Silicon Motion Technology Corp. (ADR)	184,861	6,534,836
Taiwan Semiconductor Manufacturing Co., Ltd.	2,358,468	20,776,771

		27,311,607

Thailand—0.7%
Advanced Info Service PCL	1,542,100	11,092,431

United Kingdom—11.2%
Barclays plc	4,512,992	8,340,240
BP plc	4,057,542	25,654,203
British American Tobacco plc	617,246	22,820,573
Cairn Energy plc (b)	3,774,149	8,884,508
Croda International plc	326,459	19,518,082
Hiscox, Ltd.	733,249	14,965,680
Just Eat plc (b)	1,017,852	8,360,310
Linde plc	211,008	40,920,917

United Kingdom—(Continued)
Melrose Industries plc	3,303,380	$8,183,524
Reckitt Benckiser Group plc	255,459	19,922,965
RELX plc	655,625	15,596,054

		193,167,056

United States—3.3%
Aon plc	143,681	27,812,331
Cadence Design Systems, Inc. (b)	99,393	6,567,889
EPAM Systems, Inc. (b)	51,417	9,374,348
MasterCard, Inc. - Class A	49,145	13,346,308

		57,100,876

Total Common Stocks (Cost $1,479,692,611)		1,696,403,306

Short-Term Investment—0.7%

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $12,317,259; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $12,563,517.	12,316,985	12,316,985

Total Short-Term Investments (Cost $12,316,985)		12,316,985

Securities Lending Reinvestments (c)—0.5%

Repurchase Agreements—0.5%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $1,700,091; collateralized by various Common Stock with an aggregate market value of $1,870,000.	1,700,000	1,700,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $500,033; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $400,027; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $408,000.	400,000	400,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $1,379,566; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $1,407,060.	1,379,470	1,379,470

BHFTI-249

Brighthouse Funds Trust I

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Goldman Sachs & Co. Repurchase Agreement dated 09/30/19 at 2.280%, due on 10/01/19 with a maturity value of $1,000,063; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 02/20/40 - 06/15/58, and an aggregate market value of $1,020,000.	1,000,000	$1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,000,055; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,113,002.	1,000,000	1,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $1,100,072; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $1,200,066; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,333,274.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $577,062; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $641,116.	577,030	577,030
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $100,039; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $111,106.	100,000	100,000

		8,956,500

Total Securities Lending Reinvestments (Cost $8,956,500)		8,956,500

Total Investments—99.6% (Cost $1,500,966,096)		1,717,676,791
Other assets and liabilities (net)—0.4%		7,497,943

Net Assets—100.0%		$1,725,174,734

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $8,518,868 and the collateral received consisted of cash in the amount of $8,956,500. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(ADR)—	American Depositary Receipt

Ten Largest Industries as of September 30, 2019 (Unaudited)	% of Net Assets
Chemicals	8.2
Pharmaceuticals	8.0
Banks	6.7
Insurance	6.1
Textiles, Apparel & Luxury Goods	5.4
Oil, Gas & Consumable Fuels	5.4
Capital Markets	5.2
Food Products	4.7
IT Services	4.0
Machinery	3.9

BHFTI-250

Brighthouse Funds Trust I

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$54,657,039	$—	$54,657,039
Belgium	—	16,997,354	—	16,997,354
Brazil	6,747,348	—	—	6,747,348
Canada	45,526,134	—	—	45,526,134
China	19,895,502	8,391,466	—	28,286,968
Denmark	—	39,352,525	—	39,352,525
France	—	177,775,703	—	177,775,703
Germany	—	126,862,322	—	126,862,322
Greece	—	8,522,693	—	8,522,693
Hong Kong	—	74,485,503	—	74,485,503
India	—	15,550,838	—	15,550,838
Ireland	6,203,211	18,596,065	—	24,799,276
Israel	24,035,158	—	—	24,035,158
Italy	—	36,849,075	—	36,849,075
Japan	—	346,107,087	—	346,107,087
Malaysia	—	3,618,840	—	3,618,840
Netherlands	—	55,584,399	—	55,584,399
Portugal	—	15,510,001	—	15,510,001
South Korea	—	20,247,145	—	20,247,145
Spain	—	38,897,374	—	38,897,374
Sweden	—	13,993,943	—	13,993,943
Switzerland	—	233,324,611	—	233,324,611
Taiwan	6,534,836	20,776,771	—	27,311,607
Thailand	11,092,431	—	—	11,092,431
United Kingdom	—	193,167,056	—	193,167,056
United States	57,100,876	—	—	57,100,876
Total Common Stocks	177,135,496	1,519,267,810	—	1,696,403,306
Total Short-Term Investment*	—	12,316,985	—	12,316,985
Total Securities Lending Reinvestments*	—	8,956,500	—	8,956,500
Total Investments	$177,135,496	$1,540,541,295	$—	$1,717,676,791

Collateral for Securities Loaned (Liability)	$—	$(8,956,500)	$—	$(8,956,500)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-251

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—93.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
HEICO Corp. - Class A	184,182	$17,922,751

Biotechnology—3.2%
Alnylam Pharmaceuticals, Inc. (a) (b)	75,023	6,033,350
Covetrus, Inc. (a)	746,751	8,878,869
Exact Sciences Corp. (a)	219,616	19,846,698
Moderna, Inc. (a) (b)	240,832	3,834,045

		38,592,962

Commercial Services & Supplies—6.8%
Copart, Inc. (a)	379,811	30,510,217
Rollins, Inc. (b)	929,667	31,673,755
Waste Connections, Inc.	209,079	19,235,268

		81,419,240

Containers & Packaging—1.7%
Ball Corp.	279,851	20,375,951

Diversified Consumer Services—2.9%
Service Corp. International (b)	257,898	12,330,103
ServiceMaster Global Holdings, Inc. (a)	395,005	22,080,780

		34,410,883

Entertainment—4.3%
Spotify Technology S.A. (a)	452,880	51,628,320

Health Care Equipment & Supplies—5.1%
DexCom, Inc. (a)	276,937	41,330,078
Penumbra, Inc. (a) (b)	146,694	19,728,876

		61,058,954

Health Care Providers & Services—3.5%
Agilon Health, Inc. (a) (c) (d) (e)	12,946	5,147,977
Guardant Health, Inc. (a) (b)	280,856	17,927,039
HealthEquity, Inc. (a) (b)	331,229	18,928,081

		42,003,097

Health Care Technology—3.3%
Veeva Systems, Inc. - Class A (a)	258,086	39,407,151

Hotels, Restaurants & Leisure—1.0%
Vail Resorts, Inc.	52,516	11,950,541

Household Durables—3.1%
Roku, Inc. (a) (b)	363,753	37,015,505

Interactive Media & Services—13.5%
Match Group, Inc. (b)	311,411	22,247,202
Pinterest, Inc. - Class A (a) (b)	1,069,121	28,278,251
Snap, Inc. - Class A (a) (b)	1,213,664	19,175,891
Twitter, Inc. (a)	1,687,575	69,528,090
Zillow Group, Inc. - Class C (a) (b)	726,772	21,672,341

		160,901,775

Internet & Direct Marketing Retail—6.9%
Chewy, Inc. - Class A (a) (b)	342,218	8,411,718
Farfetch, Ltd. - Class A (a) (b)	1,146,248	9,903,583
MercadoLibre, Inc. (a)	56,094	30,920,696
Overstock.com, Inc. (a) (b)	631,937	6,692,213
Wayfair, Inc. - Class A (a) (b)	233,753	26,208,386

		82,136,596

IT Services—17.6%
Adyen NV (a)	27,576	18,182,407
Broadridge Financial Solutions, Inc.	238,706	29,702,188
MongoDB, Inc. (a) (b)	250,008	30,120,964
Okta, Inc. (a) (b)	295,448	29,089,810
Shopify, Inc. - Class A (a)	139,195	43,381,514
Square, Inc. - Class A (a) (b)	264,682	16,397,050
Twilio, Inc. - Class A (a) (b)	393,671	43,288,063

		210,161,996

Leisure Products—2.1%
Peloton Interactive, Inc. - Class A (a)	971,752	24,390,975

Professional Services—1.8%
Verisk Analytics, Inc.	137,375	21,724,482

Software—13.8%
Alteryx, Inc. - Class A (a)	163,358	17,549,550
Anaplan, Inc. (a)	372,282	17,497,254
Coupa Software, Inc. (a) (b)	323,005	41,851,758
Datadog, Inc. - Class A (a)	300,458	10,188,531
Slack Technologies, Inc. - Class A (a) (b)	1,686,621	40,023,516
Trade Desk, Inc. (The) - Class A (a)	135,577	25,427,466
Zoom Video Communications, Inc. - Class A (a) (b)	155,024	11,812,829

		164,350,904

Specialty Retail—1.8%
Carvana Co. (a) (b)	316,562	20,893,092

Total Common Stocks (Cost $1,049,943,488)		1,120,345,175

Convertible Preferred Stock—2.1%

Internet & Direct Marketing Retail—2.1%
Airbnb, Inc. - Series D (a) (c) (d) (e) (Cost $7,659,587)	188,136	24,655,223

Preferred Stocks—0.5%

Software— 0.5%
Palantir Technologies, Inc. - Series G (a) (c) (d) (e)	541,563	3,319,780
Palantir Technologies, Inc. - Series H (a) (c) (d) (e)	174,289	1,068,392
Palantir Technologies, Inc. - Series H-1 (a) (c) (d) (e)	174,289	1,068,392

Total Preferred Stocks (Cost $2,880,692)		5,456,564

BHFTI-252

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Escrow Shares—0.0%

Security Description	Shares/ Principal Amount*	Value

Internet & Direct Marketing Retail—0.0%
Flipkart Escrow Receivable (a) (c) (d) (e) (Cost $0)	60,812	$155,679

Short-Term Investment—2.8%

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $33,901,876; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $34,584,102.	33,901,123	33,901,123

Total Short-Term Investments (Cost $33,901,123)		33,901,123

Securities Lending Reinvestments (f)—26.9%

Certificates of Deposit—18.4%
ABN AMRO Bank NV 2.120%, 01/10/20	2,000,000	2,000,320
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (g)	3,000,000	2,999,835
2.222%, 1M LIBOR + 0.180%, 10/09/19 (g)	3,000,000	3,000,000
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (g)	5,000,000	4,999,605
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (g)	3,000,000	3,000,633
2.150%, 1M LIBOR + 0.100%, 10/11/19 (g)	2,000,000	1,999,964
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (g)	5,000,000	4,999,975
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (g)	3,000,000	2,998,674
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (g)	8,000,000	7,994,416
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (g)	3,000,000	3,000,555
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (g)	10,000,000	10,000,050
2.278%, 1M LIBOR + 0.250%, 10/15/19 (g)	8,000,000	8,000,272
China Construction Bank Corp. 2.470%, 10/18/19	2,000,000	2,000,254
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (g)	5,000,000	4,997,950
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (g)	5,000,000	5,000,095
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (g)	10,000,000	10,001,430
Credit Industriel et Commercial
2.227%, 1M LIBOR + 0.160%, 03/05/20 (g)	4,000,000	3,998,996
2.393%, 3M LIBOR + 0.090%, 10/15/19 (g)	5,000,000	5,000,525
Credit Suisse AG 2.240%, 1M LIBOR + 0.140%, 10/02/19 (g)	8,000,000	8,000,000
DNB Bank ASA 2.020%, 03/10/20	2,000,000	1,999,572

Certificates of Deposit—(Continued)
DZ Bank AG
Zero Coupon, 10/18/19	9,939,798	9,989,500
Zero Coupon, 10/23/19	2,982,242	2,995,980
KBC Bank NV 2.220%, 12/03/19	5,000,000	5,001,200
Mizuho Bank, Ltd.
Zero Coupon, 10/23/19	1,988,162	1,997,320
2.174%, 1M LIBOR + 0.120%, 11/27/19 (g)	3,000,000	2,999,943
Nationwide Building Society Zero Coupon, 10/09/19	3,992,647	3,997,880
Royal Bank of Canada New York
2.060%, SOFR + 0.240%, 07/08/20 (g)	4,000,000	3,999,680
2.110%, SOFR + 0.290%, 07/16/20 (g)	5,000,000	5,001,575
Societe Generale
2.180%, FEDEFF PRV + 0.350%, 06/19/20 (g)	3,000,000	2,999,559
2.280%, FEDEFF PRV + 0.450%, 08/14/20 (g)	3,000,428	3,001,557
2.337%, 1M LIBOR + 0.280%, 06/19/20 (g)	3,000,000	3,003,546
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (g)	7,000,000	7,000,119
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (g)	10,000,000	9,999,950
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (g)	2,000,000	1,999,988
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (g)	3,000,000	2,999,610
2.216%, 1M LIBOR + 0.170%, 01/21/20 (g)	4,000,000	3,999,944
2.234%, 1M LIBOR + 0.180%, 01/27/20 (g)	5,000,000	4,999,655
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/18/20	3,956,257	3,967,720
2.184%, 1M LIBOR + 0.140%, 11/20/19 (g)	5,000,000	4,999,900
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (g)	3,000,000	2,998,590
2.266%, 1M LIBOR + 0.220%, 07/22/20 (g)	4,000,000	3,998,768
2.344%, 1M LIBOR + 0.300%, 10/31/19 (g)	4,000,000	4,000,576
2.429%, 1M LIBOR + 0.380%, 12/10/19 (g)	2,000,000	2,000,804
Toronto-Dominion Bank
2.180%, FEDEFF PRV + 0.350%, 07/31/20 (g)	2,000,000	1,998,818
2.269%, 1M LIBOR + 0.180%, 06/03/20 (g)	5,000,000	4,999,857
Wells Fargo Bank N.A. 2.180%, FEDEFF PRV + 0.350%, 08/20/20 (g)	10,000,000	10,000,000
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (g)	8,000,000	7,999,971

		218,945,131

Commercial Paper—4.9%
Bank of China, Ltd.
2.290%, 12/09/19	4,971,375	4,977,235
2.470%, 10/11/19	7,952,933	7,994,312
Cafco LLC 2.120%, 10/31/19	3,985,160	3,992,724
China Construction Bank Corp. 2.470%, 10/18/19	993,756	998,858
Industrial & Commercial Bank of China, Corp.
2.420%, 11/01/19	4,970,422	4,990,370
2.470%, 10/25/19	1,987,376	1,997,272
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (g)	8,000,000	8,001,296

BHFTI-253

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (g)	2,000,000	$2,001,114
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (g)	5,000,000	5,000,140
Societe Generale 2.555%, 3M LIBOR + 0.410%, 12/18/19 (g)	2,001,696	2,001,830
Thunder Bay Funding LLC
2.167%, 1M LIBOR + 0.100%, 12/05/19 (g)	5,000,000	4,999,500
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (g)	2,000,000	2,000,298
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (g)	5,000,000	5,000,000
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (g)	4,999,383	4,997,445

		58,952,394

Repurchase Agreements—3.2%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $2,514,503; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $13,080,730; collateralized by various Common Stock with an aggregate market value of $14,301,468.	13,000,000	13,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $4,008,439; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $2,004,219; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $2,161,322; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $2,204,396.	2,161,172	2,161,172
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $750,619; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $765,594.	750,582	750,582
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $6,071,890; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $6,586,011.	6,000,000	6,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $6,002,333; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $6,666,371.	6,000,000	6,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000

		38,411,754

Time Deposit—0.4%
Nordea Bank New York 1.760%, 10/01/19	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $321,310,126)		321,309,279

Total Purchased Options—0.2% (h) (Cost $4,944,929)		2,751,256

Total Investments—126.4% (Cost $1,420,639,945)		1,508,574,299
Other assets and liabilities (net)—(26.4)%		(314,783,152)

Net Assets—100.0%		$1,193,791,147

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $320,426,240 and the collateral received consisted of cash in the amount of $321,133,389 and non-cash collateral with a value of $2,811,563. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 3.0% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $35,415,443, which is 3.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.

BHFTI-254

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Agilon Health, Inc.	11/07/18	12,946	$4,895,659	$5,147,977
Airbnb, Inc. - Series D ,	04/16/14	188,136	7,659,587	24,655,223
Flipkart Escrow Receivable	08/20/18	60,812	—	155,679
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,183	3,319,780
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,754	1,068,392
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	1,068,392

				$35,415,443

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
USD Call/CNH Put	CNH	8.001	NWM	10/21/19	200,130,961	USD	200,130,961	$1,176,770	$200	$(1,176,570)
USD Call/CNH Put	CNH	7.847	NWM	06/16/20	272,016,650	USD	272,016,650	1,403,606	1,100,035	(303,571)
USD Call/CNH Put	CNH	7.580	BNP	01/17/20	212,856,455	USD	212,856,455	1,089,641	507,450	(582,191)
USD Call/CNH Put	CNH	8.093	NWM	09/21/20	236,226,164	USD	236,226,164	1,274,912	1,143,571	(131,341)

Totals								$4,944,929	$2,751,256	$(2,193,673)

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(NWM)—	Natwest Markets plc

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-255

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,922,751	$—	$—	$17,922,751
Biotechnology	38,592,962	—	—	38,592,962
Commercial Services & Supplies	81,419,240	—	—	81,419,240
Containers & Packaging	20,375,951	—	—	20,375,951
Diversified Consumer Services	34,410,883	—	—	34,410,883
Entertainment	51,628,320	—	—	51,628,320
Health Care Equipment & Supplies	61,058,954	—	—	61,058,954
Health Care Providers & Services	36,855,120	—	5,147,977	42,003,097
Health Care Technology	39,407,151	—	—	39,407,151
Hotels, Restaurants & Leisure	11,950,541	—	—	11,950,541
Household Durables	37,015,505	—	—	37,015,505
Interactive Media & Services	160,901,775	—	—	160,901,775
Internet & Direct Marketing Retail	82,136,596	—	—	82,136,596
IT Services	191,979,589	18,182,407	—	210,161,996
Leisure Products	24,390,975	—	—	24,390,975
Professional Services	21,724,482	—	—	21,724,482
Software	164,350,904	—	—	164,350,904
Specialty Retail	20,893,092	—	—	20,893,092
Total Common Stocks	1,097,014,791	18,182,407	5,147,977	1,120,345,175
Total Convertible Preferred Stock*	—	—	24,655,223	24,655,223
Total Preferred Stocks*	—	—	5,456,564	5,456,564
Total Escrow Shares*	—	—	155,679	155,679
Total Short-Term Investment*	—	33,901,123	—	33,901,123
Total Securities Lending Reinvestments*	—	321,309,279	—	321,309,279
Total Purchased Options*	—	2,751,256	—	2,751,256
Total Investments	$1,097,014,791	$376,144,065	$35,415,443	$1,508,574,299

Collateral for Securities Loaned (Liability)	$—	$(321,133,389)	$—	$(321,133,389)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-256

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2018	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2019	Change in Unrealized Appreciation/ (Depreciaton) from Investments Still Held at September 30, 2019
Common Stocks
Health Care Providers & Services	$4,903,427	$244,550	$5,147,977	$244,550
Convertible Preferred Stocks
Internet & Direct Marketing Retail	22,717,422	1,937,801	24,655,223	1,937,801
Preferred Stocks
Software	3,720,789	1,735,775	5,456,564	1,735,775
Escrow Shares
Internet & Direct Marketing Retail	155,679	—	155,679	—

Total	$31,497,317	$3,918,126	$35,415,443	$3,918,126

	Fair Value at September 30, 2019	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Healthcare Providers & Services	$5,147,977	Discounted Cash Flow	Weighted Average Cost of Capital	13.50%	15.50%	14.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	0.8x	0.8x	0.8x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Convertible Preferred Stocks
Internet & Direct Marketing Retail	24,655,223	Discounted Cash Flow	Weighted Average Cost of Capital	13.00%	15.00%	14.00%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	7.0x	7.0x	7.0x	Increase
			Discount for Lack of Marketability	9.00%	9.00%	9.00%	Decrease
Preferred Stocks
Software	5,456,564	Discounted Cash Flow	Weighted Average Cost of Capital	13.50%	15.50%	14.50%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	12.5x	12.5x	12.5x	Increase
			Discount for Lack of Marketability	17.00%	17.00%	17.00%	Decrease
		Guideline Transactions	Enterprise Value/Revenue	15.0x	15.0x	15.0x	Increase
Escrow Shares
Internet & Direct Marketing Retail	155,679	Merger & Acquisition Transaction	Sale/Merger Senario	$5.13	$5.13	$5.13	Increase
			Discount for Lack of Marketability	50.00%	50.00%	50.00%	Decrease

BHFTI-257

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—15.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.2%
Arconic, Inc.	741	$19,266
Boeing Co. (The)	71	27,013
Bombardier, Inc. - Class B (a)	5,055	6,830
Elbit Systems, Ltd.	591	97,956
General Dynamics Corp.	86	15,715
Huntington Ingalls Industries, Inc.	66	13,978
L3Harris Technologies, Inc.	120	25,037
Leonardo S.p.A.	2,639	31,071
Lockheed Martin Corp.	59	23,013
Northrop Grumman Corp.	68	25,486
Raytheon Co.	84	16,480
Safran S.A.	175	27,587
Thales S.A.	94	10,819
TransDigm Group, Inc.	24	12,496
United Technologies Corp.	219	29,898

		382,645

Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	211	17,889
Deutsche Post AG	1,006	33,603
DSV A/S	67	6,382
Expeditors International of Washington, Inc.	329	24,441
FedEx Corp.	94	13,684
Yamato Holdings Co., Ltd.	900	13,609

		109,608

Airlines—0.1%
Alaska Air Group, Inc.	228	14,800
American Airlines Group, Inc.	353	9,520
Delta Air Lines, Inc.	247	14,227
Singapore Airlines, Ltd.	7,600	50,313
Southwest Airlines Co.	310	16,743
United Airlines Holdings, Inc. (a)	260	22,987

		128,590

Auto Components—0.0%
Aptiv plc	206	18,008
BorgWarner, Inc.	411	15,075
Goodyear Tire & Rubber Co. (The)	673	9,695
Nokian Renkaat Oyj	1,636	46,190
Pirelli & C S.p.A.	2,736	16,214

		105,182

Automobiles—0.1%
Daimler AG	504	25,034
Ferrari NV	122	18,842
Fiat Chrysler Automobiles NV	1,935	25,072
Ford Motor Co.	1,063	9,737
General Motors Co.	445	16,679
Harley-Davidson, Inc.	557	20,035
Honda Motor Co., Ltd.	900	23,431
Suzuki Motor Corp.	200	8,495

		147,325

Banks—0.5%
ABN AMRO Bank NV	1,431	25,231
AIB Group plc	19,284	57,371
Australia & New Zealand Banking Group, Ltd.	1,521	29,392
Banco Bilbao Vizcaya Argentaria S.A.	3,372	17,593
Banco de Sabadell S.A.	17,800	17,293
Bank Hapoalim B.M. (a)	5,648	44,525
Bank Leumi Le-Israel B.M.	5,327	37,917
Bank of America Corp.	695	20,273
Bank of East Asia, Ltd. (The)	2,800	6,907
Bank of Ireland Group plc	8,019	31,871
Bank of Montreal	390	28,725
Bank of Nova Scotia (The)	409	23,231
Bankinter S.A.	3,025	19,125
BB&T Corp.	363	19,373
BOC Hong Kong Holdings, Ltd.	6,000	20,473
Canadian Imperial Bank of Commerce	295	24,340
Comerica, Inc.	216	14,254
Commonwealth Bank of Australia	486	26,594
Danske Bank A/S	6,068	84,477
DBS Group Holdings, Ltd.	1,200	21,628
DNB ASA	2,129	37,588
Erste Group Bank AG (a)	1,047	34,662
Fifth Third Bancorp	693	18,974
Fukuoka Financial Group, Inc.	400	7,607
Hang Seng Bank, Ltd.	1,000	21,635
Huntington Bancshares, Inc.	1,176	16,782
ING Groep NV	3,024	31,699
Intesa Sanpaolo S.p.A.	7,154	16,984
Israel Discount Bank, Ltd. - Class A	1,713	7,535
Japan Post Bank Co., Ltd.	2,200	21,384
KBC Group NV	629	40,931
KeyCorp	1,042	18,589
Mitsubishi UFJ Financial Group, Inc.	3,700	18,858
Mizrahi Tefahot Bank, Ltd.	747	18,569
Mizuho Financial Group, Inc.	19,500	29,982
People’s United Financial, Inc.	1,114	17,417
Raiffeisen Bank International AG	1,505	34,982
Regions Financial Corp.	1,152	18,225
Royal Bank of Canada	373	30,257
Skandinaviska Enskilda Banken AB - Class A	1,595	14,671
Sumitomo Mitsui Financial Group, Inc.	500	17,174
SunTrust Banks, Inc.	236	16,237
SVB Financial Group (a)	28	5,851
Toronto-Dominion Bank (The)	524	30,554
U.S. Bancorp	317	17,543
Zions Bancorp N.A.	255	11,353

		1,126,636

Beverages—0.4%
Anheuser-Busch InBev S.A.	683	65,022
Brown-Forman Corp. - Class B	771	48,403
Carlsberg A/S - Class B	474	70,132
Coca-Cola Amatil, Ltd.	9,344	67,237
Coca-Cola Co. (The)	744	40,503
Coca-Cola European Partners plc	632	35,044
Constellation Brands, Inc. - Class A	184	38,140

BHFTI-258

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Davide Campari-Milano S.p.A.	6,720	$60,763
Diageo plc	846	34,619
Heineken Holding NV	215	21,420
Heineken NV	359	38,820
Kirin Holdings Co., Ltd.	1,400	29,721
Molson Coors Brewing Co. - Class B	739	42,493
Monster Beverage Corp. (a)	704	40,874
PepsiCo, Inc.	297	40,719
Pernod-Ricard S.A.	215	38,274
Remy Cointreau S.A.	276	36,631
Suntory Beverage & Food, Ltd.	600	25,662
Treasury Wine Estates, Ltd.	3,729	46,805

		821,282

Biotechnology—0.2%
AbbVie, Inc.	212	16,053
Alexion Pharmaceuticals, Inc. (a)	119	11,655
Amgen, Inc.	95	18,384
BeiGene, Ltd. (ADR) (a)	379	46,412
Biogen, Inc. (a)	61	14,202
Celgene Corp. (a)	105	10,427
CSL, Ltd.	380	60,047
Genmab A/S (a)	404	82,118
Gilead Sciences, Inc.	214	13,563
Grifols S.A.	3,066	90,340
Incyte Corp. (a)	154	11,431
Regeneron Pharmaceuticals, Inc. (a)	31	8,599
Vertex Pharmaceuticals, Inc. (a)	89	15,078

		398,309

Building Products—0.1%
A.O. Smith Corp.	243	11,594
Allegion plc	164	16,999
Assa Abloy AB - Class B	828	18,445
Fortune Brands Home & Security, Inc.	362	19,801
Johnson Controls International plc	346	15,186
Kingspan Group plc	1,705	83,585
Masco Corp.	257	10,712

		176,322

Capital Markets—0.1%
Affiliated Managers Group, Inc.	109	9,085
Ameriprise Financial, Inc.	105	15,446
Bank of New York Mellon Corp. (The)	286	12,930
Cboe Global Markets, Inc.	158	18,156
CME Group, Inc.	120	25,361
Credit Suisse Group AG (a)	573	7,035
Daiwa Securities Group, Inc.	3,000	13,437
Deutsche Boerse AG	185	28,919
E*Trade Financial Corp.	295	12,889
Franklin Resources, Inc.	558	16,104
Intercontinental Exchange, Inc.	225	20,761
Invesco, Ltd.	1,040	17,618
Moody’s Corp.	68	13,928
Northern Trust Corp.	175	16,331

Capital Markets—(Continued)
Raymond James Financial, Inc.	184	15,173
S&P Global, Inc.	82	20,088
State Street Corp.	189	11,187
T. Rowe Price Group, Inc.	162	18,508
UBS Group AG (a)	1,516	17,234

		310,190

Chemicals—0.7%
Air Liquide S.A.	265	37,758
Air Products & Chemicals, Inc.	274	60,790
Air Water, Inc.	1,400	25,175
Akzo Nobel NV	892	79,577
Albemarle Corp.	430	29,894
Arkema S.A.	448	41,823
Celanese Corp.	185	22,624
CF Industries Holdings, Inc.	1,024	50,381
Chr Hansen Holding A/S	1,302	110,543
Clariant AG (a)	1,604	31,239
Corteva, Inc.	1,008	28,224
Croda International plc	383	22,899
Dow, Inc.	741	35,309
DuPont de Nemours, Inc.	370	26,385
Eastman Chemical Co.	434	32,042
Ecolab, Inc.	287	56,837
EMS-Chemie Holding AG	63	39,263
FMC Corp.	454	39,807
Givaudan S.A.	11	30,701
International Flavors & Fragrances, Inc.	253	31,036
Israel Chemicals, Ltd.	19,774	98,543
Johnson Matthey plc	683	25,695
JSR Corp.	1,400	22,546
Kaneka Corp.	200	6,274
Koninklijke DSM NV	596	71,693
Kuraray Co., Ltd.	1,200	14,844
Linde plc	274	53,079
Livent Corp. (a)	424	2,837
LyondellBasell Industries NV - Class A	401	35,877
Mitsubishi Gas Chemical Co., Inc.	800	10,753
Mosaic Co. (The)	1,543	31,631
Novozymes A/S - B Shares	1,753	73,698
Nutrien, Ltd.	368	18,333
PPG Industries, Inc.	292	34,605
Sherwin-Williams Co. (The)	95	52,238
Showa Denko KK	300	7,907
Sika AG	250	36,592
Solvay S.A.	499	51,741
Sumitomo Chemical Co., Ltd.	5,100	23,045
Symrise AG	171	16,619
Teijin, Ltd.	1,000	19,303
Toray Industries, Inc.	4,200	31,357
Umicore S.A.	1,422	53,729
Yara International ASA	1,023	44,134

		1,669,380

BHFTI-259

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—0.1%
Brambles, Ltd.	4,765	$36,710
Cintas Corp.	142	38,070
ISS A/S	1,043	25,810
Republic Services, Inc.	273	23,628
Waste Management, Inc.	249	28,635

		152,853

Communications Equipment—0.1%
Cisco Systems, Inc.	486	24,013
F5 Networks, Inc. (a)	147	20,642
Juniper Networks, Inc.	721	17,845
Motorola Solutions, Inc.	125	21,301
Nokia Oyj	22,138	112,190
Telefonaktiebolaget LM Ericsson - B Shares	9,383	74,995

		270,986

Construction & Engineering—0.0%
ACS Actividades de Construccion y Servicios S.A.	462	18,482
Ferrovial S.A.	334	9,650
Fluor Corp.	307	5,873
Jacobs Engineering Group, Inc.	214	19,581
Quanta Services, Inc.	327	12,361
SNC-Lavalin Group, Inc.	718	10,113

		76,060

Construction Materials—0.1%
CRH plc	1,687	57,903
Fletcher Building, Ltd.	23,801	76,666
HeidelbergCement AG	380	27,473
Imerys S.A.	163	6,559
LafargeHolcim, Ltd. (a)	321	15,820
Martin Marietta Materials, Inc.	171	46,871
Vulcan Materials Co.	350	52,934

		284,226

Consumer Finance—0.0%
Capital One Financial Corp.	134	12,192
Synchrony Financial	391	13,329

		25,521

Containers & Packaging—0.1%
AMCOR plc	3,253	31,717
Avery Dennison Corp.	416	47,245
Ball Corp.	461	33,565
CCL Industries, Inc. - Class B	650	26,219
International Paper Co.	780	32,619
Packaging Corp. of America	453	48,063
Sealed Air Corp.	917	38,065
Smurfit Kappa Group plc	1,821	54,169
WestRock Co.	847	30,873

		342,535

Distributors—0.1%
Genuine Parts Co.	133	13,245

Distributors—(Continued)
Jardine Cycle & Carriage, Ltd.	4,300	93,603
LKQ Corp. (a)	919	28,903

		135,751

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	500	13,032
H&R Block, Inc.	975	23,029

		36,061

Diversified Financial Services—0.1%
AMP, Ltd.	21,048	25,978
Berkshire Hathaway, Inc. - Class B (a)	88	18,306
Groupe Bruxelles Lambert S.A.	173	16,622
Industrivarden AB - C Shares	1,131	24,779
Investor AB - B Shares	527	25,776
Jefferies Financial Group, Inc.	764	14,058
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,100	23,800
Wendel S.A.	193	26,649

		175,968

Diversified Telecommunication Services—0.9%
AT&T, Inc.	2,471	93,503
BCE, Inc.	1,630	78,839
BT Group plc	10,412	22,877
Cellnex Telecom S.A. (a)	1,541	63,656
CenturyLink, Inc.	5,797	72,346
Deutsche Telekom AG	2,760	46,334
Elisa Oyj	2,070	106,716
HKT Trust & HKT, Ltd.	98,000	155,814
Iliad S.A.	324	30,427
Koninklijke KPN NV	35,588	111,028
Nippon Telegraph & Telephone Corp.	900	43,046
Orange S.A.	1,826	28,662
PCCW, Ltd.	212,000	119,076
Proximus SADP	4,984	148,077
Singapore Telecommunications, Ltd.	34,000	76,348
Spark New Zealand, Ltd.	38,589	106,636
Swisscom AG	270	133,169
Telecom Italia S.p.A. (a)	107,435	61,363
Telefonica Deutschland Holding AG	11,785	32,855
Telefonica S.A.	9,530	72,771
Telenor ASA	4,341	87,102
Telia Co. AB	15,362	68,809
Telstra Corp., Ltd.	25,850	61,323
TELUS Corp.	1,830	65,128
TPG Telecom, Ltd.	10,360	48,606
United Internet AG	902	32,174
Verizon Communications, Inc.	1,233	74,424

		2,041,109

Electric Utilities—1.2%
Alliant Energy Corp.	1,562	84,239
American Electric Power Co., Inc.	709	66,426
AusNet Services	76,466	93,609
Chubu Electric Power Co., Inc.	2,300	33,313

BHFTI-260

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Chugoku Electric Power Co., Inc. (The)	6,600	$84,768
CK Infrastructure Holdings, Ltd.	7,665	51,411
CLP Holdings, Ltd.	13,000	136,119
Duke Energy Corp.	794	76,113
Edison International	848	63,956
EDP - Energias de Portugal S.A.	19,371	75,243
Electricite de France S.A.	6,962	77,913
Emera, Inc.	2,133	93,637
Endesa S.A.	2,625	69,060
Enel S.p.A.	10,788	80,607
Entergy Corp.	669	78,514
Evergy, Inc.	1,285	85,530
Eversource Energy	1,145	97,863
Exelon Corp.	1,190	57,489
FirstEnergy Corp.	1,539	74,226
Fortis, Inc.	2,497	105,564
Fortum Oyj	3,779	89,397
HK Electric Investments & HK Electric Investments, Ltd.	102,000	97,225
Hydro One, Ltd.	4,007	74,070
Iberdrola S.A.	4,169	43,325
Kansai Electric Power Co., Inc. (The)	4,000	44,736
Kyushu Electric Power Co., Inc.	4,200	39,645
NextEra Energy, Inc.	285	66,402
Orsted A/S	1,104	102,538
PG&E Corp. (a)	119	1,190
Pinnacle West Capital Corp.	908	88,140
Power Assets Holdings, Ltd.	16,000	107,540
PPL Corp.	2,238	70,475
Red Electrica Corp. S.A.	3,834	77,834
Southern Co. (The)	1,332	82,278
SSE plc	4,113	63,017
Terna Rete Elettrica Nazionale S.p.A.	11,902	76,438
Tohoku Electric Power Co., Inc.	4,100	40,119
Tokyo Electric Power Co. Holdings, Inc. (a)	6,400	31,333
Verbund AG	718	39,275
Xcel Energy, Inc.	1,254	81,372

		2,901,949

Electrical Equipment—0.1%
ABB, Ltd.	1,938	38,065
AMETEK, Inc.	263	24,148
Eaton Corp. plc	241	20,039
Emerson Electric Co.	316	21,128
Melrose Industries plc	7,129	17,661
Prysmian S.p.A.	1,871	40,214
Rockwell Automation, Inc.	79	13,019
Siemens Gamesa Renewable Energy S.A.	1,609	21,862
Vestas Wind Systems A/S	457	35,503

		231,639

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A	286	27,599
Corning, Inc.	679	19,365
FLIR Systems, Inc.	418	21,983
Halma plc	1,644	39,831
Hamamatsu Photonics KK	500	18,703

Electronic Equipment, Instruments & Components—(Continued)
Hexagon AB - B Shares	989	47,789
Hirose Electric Co., Ltd.	210	25,908
Ingenico Group S.A.	498	48,619
IPG Photonics Corp. (a)	79	10,712
Keyence Corp.	26	16,199
TE Connectivity, Ltd.	255	23,761
Venture Corp., Ltd.	5,100	56,527

		356,996

Energy Equipment & Services—0.1%
Baker Hughes a GE Co.	1,571	36,447
Halliburton Co.	1,851	34,892
Helmerich & Payne, Inc.	969	38,828
John Wood Group plc	12,018	55,987
National Oilwell Varco, Inc.	1,069	22,663
Schlumberger, Ltd.	800	27,336
TechnipFMC plc	1,545	37,296
Tenaris S.A.	3,916	41,547
WorleyParsons, Ltd.	3,756	33,225

		328,221

Entertainment—0.1%
Activision Blizzard, Inc.	835	44,188
Electronic Arts, Inc. (a)	356	34,824
Konami Holdings Corp.	800	38,757
Netflix, Inc. (a)	110	29,438
Take-Two Interactive Software, Inc. (a)	293	36,725
Toho Co., Ltd.	1,000	43,937
UBISOFT Entertainment S.A. (a)	132	9,547
Viacom, Inc. - Class B	1,409	33,858
Walt Disney Co. (The)	409	53,301

		324,575

Equity Real Estate Investment Trusts—0.3%
Alexandria Real Estate Equities, Inc.	140	21,566
Apartment Investment & Management Co. - Class A	319	16,633
AvalonBay Communities, Inc.	72	15,504
CapitaLand Mall Trust	16,900	32,174
Covivio	212	22,437
Crown Castle International Corp.	30	4,170
Digital Realty Trust, Inc.	95	12,332
Duke Realty Corp.	426	14,471
Equinix, Inc.	22	12,690
Equity Residential	100	8,626
Essex Property Trust, Inc.	49	16,006
Extra Space Storage, Inc.	152	17,757
Federal Realty Investment Trust	179	24,369
Gecina S.A.	315	49,496
H&R Real Estate Investment Trust	1,522	26,572
HCP, Inc.	366	13,041
Host Hotels & Resorts, Inc.	799	13,815
Iron Mountain, Inc.	226	7,320
Japan Real Estate Investment Corp.	8	53,646
Japan Retail Fund Investment Corp.	9	19,029
Kimco Realty Corp.	1,261	26,330

BHFTI-261

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Klepierre SA	940	$31,919
Mid-America Apartment Communities, Inc.	203	26,392
Mirvac Group	7,066	14,614
Nippon Building Fund, Inc.	2	15,358
Nippon Prologis REIT, Inc.	14	38,339
ProLogis, Inc.	224	19,089
Public Storage	65	15,942
Realty Income Corp.	177	13,572
Regency Centers Corp.	217	15,079
Scentre Group	5,107	13,560
SL Green Realty Corp.	119	9,728
UDR, Inc.	346	16,774
Ventas, Inc.	243	17,746
Vornado Realty Trust	240	15,281
Welltower, Inc.	160	14,504
Weyerhaeuser Co.	560	15,512

		721,393

Food & Staples Retailing—0.6%
Alimentation Couche-Tard, Inc. - Class B	1,780	54,548
Carrefour S.A.	1,680	29,402
Casino Guichard Perrachon S.A.	426	20,327
Coles Group, Ltd.	1,551	16,141
Colruyt S.A.	2,218	121,535
Costco Wholesale Corp.	182	52,436
Dairy Farm International Holdings, Ltd.	16,891	106,477
Empire Co., Ltd.	3,465	93,814
FamilyMart Co., Ltd.	1,400	34,252
George Weston, Ltd.	693	58,302
ICA Gruppen AB	2,752	127,165
J Sainsbury plc	8,471	22,893
Jeronimo Martins SGPS S.A.	2,166	36,539
Koninklijke Ahold Delhaize NV	1,922	48,080
Kroger Co. (The)	1,556	40,114
Lawson, Inc.	1,300	66,591
Loblaw Cos., Ltd.	1,379	78,544
METRO AG	2,862	45,158
Metro, Inc.	2,765	121,736
Sysco Corp.	505	40,097
Walgreens Boots Alliance, Inc.	574	31,748
Walmart, Inc.	388	46,048
Welcia Holdings Co., Ltd.	300	15,154
WM Morrison Supermarkets plc	7,958	19,599
Woolworths Group, Ltd.	2,923	73,643

		1,400,343

Food Products—0.8%
a2 Milk Co., Ltd. (a)	7,185	59,690
Ajinomoto Co., Inc.	2,200	41,624
Archer-Daniels-Midland Co.	1,055	43,329
Associated British Foods plc	716	20,271
Barry Callebaut AG	31	64,035
Campbell Soup Co.	1,398	65,594
Chocoladefabriken Lindt & Spruengli AG	1	82,760
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	8	59,071
Conagra Brands, Inc.	1,452	44,547

Food Products—(Continued)
Danone S.A.	490	43,157
General Mills, Inc.	1,195	65,868
Golden Agri-Resources, Ltd.	476,800	77,756
Hershey Co. (The)	442	68,506
Hormel Foods Corp.	1,248	54,575
J.M. Smucker Co. (The)	502	55,230
Kellogg Co.	794	51,094
Kerry Group plc - Class A	863	101,295
Kikkoman Corp.	400	19,203
Kraft Heinz Co. (The)	1,180	32,963
Lamb Weston Holdings, Inc.	472	34,324
McCormick & Co., Inc.	374	58,456
Mondelez International, Inc. - Class A	799	44,201
Mowi ASA	3,999	92,261
Nestle S.A.	600	65,085
NH Foods, Ltd.	500	20,107
Nissin Foods Holdings Co., Ltd.	500	36,239
Orkla ASA	12,622	114,920
Saputo, Inc.	1,561	47,978
Toyo Suisan Kaisha, Ltd.	900	36,067
Tyson Foods, Inc. - Class A	624	53,751
Vitasoy International Holdings, Ltd.	12,000	48,654
WH Group, Ltd.	58,500	52,938
Wilmar International, Ltd.	18,800	50,854
Yamazaki Baking Co., Ltd.	891	15,899

		1,822,302

Gas Utilities—0.3%
AltaGas, Ltd.	1,706	25,046
APA Group	9,853	76,319
Atmos Energy Corp.	344	39,178
Enagas S.A.	3,830	88,815
Hong Kong & China Gas Co., Ltd.	26,323	51,127
Naturgy Energy Group S.A.	1,368	36,291
Osaka Gas Co., Ltd.	2,600	49,912
Snam S.p.A.	19,032	96,226
Toho Gas Co., Ltd.	1,500	57,556
Tokyo Gas Co., Ltd.	3,900	98,601

		619,071

Health Care Equipment & Supplies—0.4%
Abbott Laboratories	332	27,778
ABIOMED, Inc. (a)	84	14,943
Alcon, Inc. (a)	527	30,757
Align Technology, Inc. (a)	97	17,549
Baxter International, Inc.	327	28,603
Becton Dickinson & Co.	118	29,849
BioMerieux	639	52,887
Boston Scientific Corp. (a)	655	26,652
Carl Zeiss Meditec AG	177	20,168
Cochlear, Ltd.	346	48,688
Coloplast A/S - Class B	468	56,419
Cooper Cos., Inc. (The)	85	25,245
Demant A/S (a)	990	25,384
DENTSPLY SIRONA, Inc.	281	14,980
Edwards Lifesciences Corp. (a)	178	39,144

BHFTI-262

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Fisher & Paykel Healthcare Corp., Ltd.	8,640	$93,351
Hologic, Inc. (a)	441	22,266
IDEXX Laboratories, Inc. (a)	65	17,675
Intuitive Surgical, Inc. (a)	36	19,437
Koninklijke Philips NV	1,019	47,235
Medtronic plc	184	19,986
Siemens Healthineers AG	985	38,751
Smith & Nephew plc	4,107	98,930
Sonova Holding AG	172	39,999
Straumann Holding AG	36	29,445
Stryker Corp.	116	25,091
Terumo Corp.	1,200	38,659
Varian Medical Systems, Inc. (a)	180	21,436
Zimmer Biomet Holdings, Inc.	155	21,277

		992,584

Health Care Providers & Services—0.3%
Alfresa Holdings Corp.	1,000	22,437
AmerisourceBergen Corp.	202	16,631
Anthem, Inc.	56	13,446
Cardinal Health, Inc.	267	12,600
Centene Corp. (a)	230	9,950
Cigna Corp.	38	5,768
CVS Health Corp.	449	28,318
DaVita, Inc. (a)	248	14,153
Fresenius Medical Care AG & Co. KGaA	561	37,703
Fresenius SE & Co. KGaA	210	9,818
HCA Healthcare, Inc.	130	15,655
Henry Schein, Inc. (a)	254	16,129
Humana, Inc.	62	15,852
IQVIA Holdings, Inc. (a)	85	12,697
Laboratory Corp. of America Holdings (a)	149	25,032
McKesson Corp.	99	13,529
Medipal Holdings Corp.	1,400	31,298
NMC Health plc	1,427	47,530
Quest Diagnostics, Inc.	205	21,941
Ramsay Health Care, Ltd.	1,630	71,447
Ryman Healthcare, Ltd.	4,929	40,946
Sonic Healthcare, Ltd.	2,884	54,733
Suzuken Co., Ltd.	400	21,585
UnitedHealth Group, Inc.	80	17,386
Universal Health Services, Inc. - Class B	172	25,585
WellCare Health Plans, Inc. (a)	53	13,736

		615,905

Health Care Technology—0.0%
Cerner Corp.	294	20,042
M3, Inc.	1,200	29,057

		49,099

Hotels, Restaurants & Leisure—0.3%
Aristocrat Leisure, Ltd.	2,119	43,940
Carnival Corp.	294	12,851
Carnival plc	434	17,989
Chipotle Mexican Grill, Inc. (a)	26	21,852

Hotels, Restaurants & Leisure—(Continued)
Compass Group plc	1,440	37,051
Darden Restaurants, Inc.	178	21,043
Flight Centre Travel Group, Ltd.	962	30,945
Flutter Entertainment plc	1,991	186,191
Genting Singapore, Ltd.	101,900	64,902
Hilton Worldwide Holdings, Inc.	113	10,521
Marriott International, Inc. - Class A	134	16,666
McDonald’s Corp.	115	24,692
MGM China Holdings, Ltd.	11,200	17,609
MGM Resorts International	762	21,123
Norwegian Cruise Line Holdings, Ltd. (a)	362	18,741
Restaurant Brands International, Inc.	628	44,652
Royal Caribbean Cruises, Ltd.	158	17,116
Shangri-La Asia, Ltd.	26,000	26,584
Sodexo S.A.	204	22,916
Starbucks Corp.	162	14,324
Tabcorp Holdings, Ltd.	12,221	40,034
Wynn Macau, Ltd.	9,200	18,088
Wynn Resorts, Ltd.	123	13,372
Yum! Brands, Inc.	224	25,408

		768,610

Household Durables—0.1%
Berkeley Group Holdings plc	756	38,845
Electrolux AB - Series B	2,356	55,907
Husqvarna AB - B Shares	7,034	53,572
Leggett & Platt, Inc.	585	23,950
Lennar Corp. - Class A	566	31,611
Mohawk Industries, Inc. (a)	158	19,603
Newell Brands, Inc.	1,144	21,416
PulteGroup, Inc.	885	32,347
Rinnai Corp.	200	13,514
Sekisui Chemical Co., Ltd.	1,100	17,146
Whirlpool Corp.	210	33,255

		341,166

Household Products—0.2%
Church & Dwight Co., Inc.	671	50,486
Clorox Co. (The)	330	50,117
Colgate-Palmolive Co.	615	45,209
Essity AB - Class B	1,755	51,206
Henkel AG & Co. KGaA	591	54,124
Kimberly-Clark Corp.	374	53,127
Procter & Gamble Co. (The)	415	51,618
Spectrum Brands Holdings, Inc.	19	1,007

		356,894

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	3,683	60,180
Electric Power Development Co., Ltd.	1,700	38,935
Meridian Energy, Ltd.	27,720	90,277
NRG Energy, Inc.	1,299	51,440
Uniper SE	1,978	64,863

		305,695

BHFTI-263

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—0.1%
3M Co.	82	$13,481
General Electric Co.	1,309	11,702
Jardine Matheson Holdings, Ltd.	800	42,909
Jardine Strategic Holdings, Ltd.	1,000	29,938
Keppel Corp., Ltd.	7,100	30,555
NWS Holdings, Ltd.	16,000	24,805
Roper Technologies, Inc.	75	26,745
Smiths Group plc	1,278	24,662

		204,797

Insurance—0.4%
Admiral Group plc	561	14,613
Aegon NV	5,532	23,006
Aflac, Inc.	367	19,202
Ageas	671	37,237
Allianz SE	121	28,217
American International Group, Inc.	258	14,371
Aon plc	120	23,228
Arthur J. Gallagher & Co.	34	3,045
Assurant, Inc.	156	19,628
Chubb, Ltd.	124	20,019
Cincinnati Financial Corp.	187	21,817
Dai-ichi Life Holdings, Inc.	400	6,079
Everest Re Group, Ltd.	65	17,296
Fairfax Financial Holdings, Ltd.	18	7,935
Gjensidige Forsikring ASA	3,188	63,268
Globe Life, Inc.	194	18,577
Hannover Rueck SE	109	18,435
Hartford Financial Services Group, Inc. (The)	341	20,668
Japan Post Holdings Co., Ltd.	1,800	16,623
Lincoln National Corp.	200	12,064
Manulife Financial Corp.	1,399	25,660
Marsh & McLennan Cos., Inc.	217	21,711
NN Group NV	892	31,667
Poste Italiane S.p.A.	1,605	18,269
Principal Financial Group, Inc.	264	15,085
Progressive Corp. (The)	304	23,484
Prudential Financial, Inc.	155	13,942
Sampo Oyj - A Shares	1,547	61,544
SCOR SE	234	9,670
Sony Financial Holdings, Inc.	500	10,890
Swiss Life Holding AG	40	19,117
T&D Holdings, Inc.	1,400	14,949
Tokio Marine Holdings, Inc.	500	26,845
Travelers Cos., Inc. (The)	119	17,694
Tryg A/S	3,112	89,177
Unum Group	352	10,461

		815,493

Interactive Media & Services—0.1%
Alphabet, Inc. - Class A (a)	19	23,202
Alphabet, Inc. - Class C (a)	23	28,037
Auto Trader Group plc	4,318	27,072
Facebook, Inc. - Class A (a)	203	36,150
REA Group, Ltd.	1,082	79,357
TripAdvisor, Inc. (a)	1,296	50,129

Interactive Media & Services—(Continued)
Twitter, Inc. (a)	943	38,852
Yahoo Japan Corp.	5,800	16,411

		299,210

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (a)	9	15,623
Booking Holdings, Inc. (a)	8	15,701
Delivery Hero AG (a)	374	16,614
eBay, Inc.	633	24,674
Expedia Group, Inc.	147	19,758
Zalando SE (a)	567	25,878

		118,248

IT Services—0.4%
Accenture plc - Class A	119	22,890
Adyen NV (a)	54	35,605
Akamai Technologies, Inc. (a)	235	21,474
Alliance Data Systems Corp.	84	10,763
Amadeus IT Group S.A.	817	58,590
Atos SE	540	38,113
Automatic Data Processing, Inc.	159	25,666
Capgemini SE	346	40,813
CGI, Inc. (a)	1,163	91,962
Cognizant Technology Solutions Corp. - Class A	236	14,223
Computershare, Ltd.	5,091	55,838
DXC Technology Co.	262	7,729
Fidelity National Information Services, Inc.	196	26,021
Fiserv, Inc. (a)	322	33,356
Global Payments, Inc.	261	41,499
International Business Machines Corp.	103	14,978
MasterCard, Inc. - Class A	94	25,528
Nomura Research Institute, Ltd.	1,800	35,940
NTT Data Corp.	2,000	25,942
Obic Co., Ltd.	300	34,332
Paychex, Inc.	297	24,583
PayPal Holdings, Inc. (a)	208	21,547
Shopify, Inc. - Class A (a)	157	48,859
VeriSign, Inc. (a)	100	18,863
Visa, Inc. - Class A	130	22,361
Western Union Co. (The)	937	21,710
Wirecard AG	510	81,505
Wix.com, Ltd. (a)	452	52,767
Worldline S.A. (a)	216	13,643

		967,100

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	500	31,150
Hasbro, Inc.	140	16,616
Mattel, Inc. (a)	1,084	12,347
Sankyo Co., Ltd.	700	24,145

		84,258

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	374	28,660
Eurofins Scientific SE	66	30,702

BHFTI-264

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Illumina, Inc. (a)	54	$16,428
Lonza Group AG (a)	81	27,409
PerkinElmer, Inc.	295	25,125
QIAGEN NV (a)	948	31,038
Sartorius Stedim Biotech	127	17,769
Thermo Fisher Scientific, Inc.	100	29,127
Waters Corp. (a)	104	23,216

		229,474

Machinery—0.3%
Andritz AG	1,290	52,765
Caterpillar, Inc.	163	20,589
CNH Industrial NV	2,509	25,585
Cummins, Inc.	142	23,099
Daifuku Co., Ltd.	200	10,408
Dover Corp.	246	24,492
Epiroc AB - Class A	2,259	24,525
Flowserve Corp.	254	11,864
Hitachi Construction Machinery Co., Ltd.	600	14,579
Ingersoll-Rand plc	162	19,960
Kawasaki Heavy Industries, Ltd.	400	8,915
Kone Oyj - Class B	580	33,039
Kurita Water Industries, Ltd.	900	24,236
Metso Oyj	803	29,983
Nabtesco Corp.	400	12,505
Parker-Hannifin Corp.	111	20,048
Pentair plc	240	9,072
Sandvik AB	1,192	18,563
Schindler Holding AG	145	32,331
SKF AB - B Shares	1,179	19,511
Snap-on, Inc.	113	17,689
Stanley Black & Decker, Inc.	134	19,351
Sumitomo Heavy Industries, Ltd.	740	22,086
Techtronic Industries Co., Ltd.	2,500	17,545
Volvo AB - B Shares	1,271	17,873
Wartsila Oyj Abp	2,478	27,797
Xylem, Inc.	298	23,727

		582,137

Marine—0.0%
AP Moller - Maersk A/S - Class A	25	26,728
AP Moller - Maersk A/S - Class B	15	17,007
Kuehne & Nagel International AG	191	28,151

		71,886

Media—0.4%
Axel Springer SE (a)	425	29,182
CBS Corp. - Class B	734	29,632
Charter Communications, Inc. - Class A (a)	89	36,679
Comcast Corp. - Class A	666	30,023
CyberAgent, Inc.	600	23,181
Discovery, Inc. - Class A (a)	1,205	32,089
Discovery, Inc. - Class C (a)	393	9,676
DISH Network Corp. - Class A (a)	1,108	37,750
Eutelsat Communications S.A.	2,603	48,468

Media—(Continued)
Fox Corp. - Class A	894	28,192
Fox Corp. - Class B	923	29,111
Informa plc	4,220	44,199
Interpublic Group of Cos., Inc. (The)	2,028	43,724
News Corp. - Class A	1,312	18,263
News Corp. - Class B	3,370	48,174
Omnicom Group, Inc.	483	37,819
Pearson plc	4,282	38,816
Quebecor, Inc. - Class B	1,518	34,465
RTL Group S.A.	544	26,184
Schibsted ASA - B Shares	2,815	78,965
SES S.A.	1,808	32,974
Shaw Communications, Inc. - Class B	2,627	51,614
Singapore Press Holdings, Ltd.	56,200	84,790
Telenet Group Holding NV	2,412	113,854

		987,824

Metals & Mining—0.2%
Agnico Eagle Mines, Ltd.	631	33,816
Anglo American plc	865	19,927
Antofagasta plc	2,184	24,191
ArcelorMittal	1,441	20,312
BHP Group plc	1,086	23,226
BHP Group, Ltd.	451	11,166
Boliden AB	2,040	46,941
Evraz plc	2,698	15,525
Freeport-McMoRan, Inc.	3,691	35,323
Fresnillo plc	2,227	18,738
Hitachi Metals, Ltd.	1,500	16,291
Maruichi Steel Tube, Ltd.	200	5,310
Newmont Goldcorp Corp.	1,558	59,079
Nippon Steel Corp.	700	9,811
Norsk Hydro ASA	8,844	31,221
Nucor Corp.	593	30,190
Rio Tinto plc	480	24,932
Voestalpine AG	840	19,330
Wheaton Precious Metals Corp.	1,168	30,627

		475,956

Multi-Utilities—0.6%
AGL Energy, Ltd.	6,129	79,207
Ameren Corp.	966	77,328
Atco, Ltd. - Class I	1,545	56,536
Canadian Utilities, Ltd. - Class A	2,105	62,045
CenterPoint Energy, Inc.	2,614	78,891
Centrica plc	52,279	47,398
CMS Energy Corp.	1,205	77,060
Consolidated Edison, Inc.	792	74,820
Dominion Energy, Inc.	1,488	120,588
DTE Energy Co.	593	78,845
E.ON SE	6,340	61,614
Engie S.A.	3,624	59,208
National Grid plc	7,406	80,301
NiSource, Inc.	2,565	76,745
Public Service Enterprise Group, Inc.	1,131	70,212

BHFTI-265

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—(Continued)
RWE AG	2,029	$63,486
Sempra Energy	467	68,934
Suez	5,577	87,711
Veolia Environnement S.A.	3,081	78,161
WEC Energy Group, Inc.	955	90,821

		1,489,911

Multiline Retail—0.2%
Canadian Tire Corp., Ltd. - Class A	533	59,811
Dollar General Corp.	30	4,768
Dollar Tree, Inc. (a)	182	20,777
Dollarama, Inc.	1,334	47,758
Harvey Norman Holdings, Ltd.	10,455	31,999
Isetan Mitsukoshi Holdings, Ltd.	1,200	9,612
Kohl’s Corp.	254	12,614
Macy’s, Inc.	1,259	19,565
Marks & Spencer Group plc	9,660	21,907
Nordstrom, Inc.	571	19,226
Pan Pacific International Holdings Corp.	2,700	45,082
Target Corp.	251	26,834
Wesfarmers, Ltd.	1,351	36,347

		356,300

Oil, Gas & Consumable Fuels—1.0%
Aker BP ASA	1,076	28,673
Apache Corp.	1,581	40,474
BP plc	13,032	82,396
Cabot Oil & Gas Corp.	1,726	30,326
Caltex Australia, Ltd.	4,131	73,673
Cameco Corp.	3,368	31,981
Canadian Natural Resources, Ltd.	1,208	32,141
Chevron Corp.	314	37,240
Cimarex Energy Co.	920	44,105
Concho Resources, Inc.	469	31,845
ConocoPhillips	517	29,459
Devon Energy Corp.	1,334	32,096
Diamondback Energy, Inc.	328	29,490
Enbridge, Inc.	965	33,870
Encana Corp.	2,711	12,471
Eni S.p.A.	4,165	63,611
EOG Resources, Inc.	347	25,754
Equinor ASA	2,747	52,107
Exxon Mobil Corp.	509	35,941
Galp Energia SGPS S.A.	4,204	63,235
Hess Corp.	588	35,562
HollyFrontier Corp.	703	37,709
Idemitsu Kosan Co., Ltd.	2,976	83,690
Imperial Oil, Ltd.	343	8,932
Inpex Corp.	8,300	75,713
Inter Pipeline, Ltd.	3,367	59,088
JXTG Holdings, Inc.	19,100	86,634
Keyera Corp.	695	16,876
Kinder Morgan, Inc.	1,803	37,160
Koninklijke Vopak NV	1,770	90,884
Lundin Petroleum AB	1,639	49,030
Marathon Oil Corp.	2,290	28,098

Oil, Gas & Consumable Fuels—(Continued)
Marathon Petroleum Corp.	684	41,553
Neste Oyj	2,661	87,923
Noble Energy, Inc.	1,430	32,118
Occidental Petroleum Corp.	865	38,467
Oil Search, Ltd.	9,224	45,792
OMV AG	1,385	74,199
ONEOK, Inc.	658	48,488
Origin Energy, Ltd.	8,715	47,160
Pembina Pipeline Corp.	267	9,897
Phillips 66	339	34,714
Pioneer Natural Resources Co.	229	28,801
Repsol S.A.	4,048	63,142
Royal Dutch Shell plc - B Shares	2,515	73,883
Santos, Ltd.	6,898	36,164
Suncor Energy, Inc.	602	18,989
TC Energy Corp.	229	11,857
Total S.A.	1,507	78,454
Tourmaline Oil Corp.	1,730	17,119
Valero Energy Corp.	399	34,011
Washington H Soul Pattinson & Co., Ltd.	5,573	79,159
Williams Cos., Inc. (The)	1,919	46,171
Woodside Petroleum, Ltd.	2,812	61,726

		2,430,051

Paper & Forest Products—0.0%
OJI Holdings Corp.	500	2,347
Stora Enso Oyj - R Shares	3,567	43,023
UPM-Kymmene Oyj	1,636	48,414

		93,784

Personal Products—0.1%
Beiersdorf AG	731	86,250
Coty, Inc. - Class A	3,524	37,037
Estee Lauder Cos., Inc. (The) - Class A	295	58,690
L’Oreal S.A.	140	39,229
Unilever NV	353	21,211
Unilever plc	618	37,160

		279,577

Pharmaceuticals—0.5%
Allergan plc	110	18,512
AstraZeneca plc	883	78,467
Aurora Cannabis, Inc. (a)	4,327	19,008
Bausch Health Cos., Inc. (a)	1,898	41,403
Bayer AG	246	17,345
Bristol-Myers Squibb Co.	248	12,576
Canopy Growth Corp. (a)	597	13,676
Cronos Group, Inc. (a)	1,905	17,212
Daiichi Sankyo Co., Ltd.	400	25,226
Eisai Co., Ltd.	600	30,644
Eli Lilly & Co.	166	18,564
GlaxoSmithKline plc	3,007	64,367
H Lundbeck A/S	1,279	42,437
Ipsen S.A.	413	39,202
Johnson & Johnson	142	18,372

BHFTI-266

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Merck & Co., Inc.	311	$26,180
Merck KGaA	442	49,806
Mitsubishi Tanabe Pharma Corp.	2,800	30,830
Mylan NV (a)	704	13,925
Nektar Therapeutics (a)	643	11,712
Novartis AG	426	36,983
Novo Nordisk A/S - Class B	799	41,256
Orion Oyj - Class B	2,387	89,016
Otsuka Holdings Co., Ltd.	900	33,664
Perrigo Co. plc	347	19,394
Pfizer, Inc.	475	17,067
Recordati S.p.A.	1,997	85,718
Roche Holding AG	178	51,909
Sanofi	439	40,708
Sumitomo Dainippon Pharma Co., Ltd.	1,600	26,443
Takeda Pharmaceutical Co., Ltd.	938	32,138
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	5,138	35,349
UCB S.A.	858	62,303
Vifor Pharma AG	230	36,769
Zoetis, Inc.	294	36,629

		1,234,810

Professional Services—0.1%
Equifax, Inc.	97	13,645
Experian plc	594	18,977
Nielsen Holdings plc	377	8,011
Randstad NV	972	47,750
Robert Half International, Inc.	330	18,368
Seek, Ltd.	2,171	31,512
SGS S.A.	12	29,738
Thomson Reuters Corp.	138	9,224
Verisk Analytics, Inc.	157	24,828
Wolters Kluwer NV	453	33,086

		235,139

Real Estate Management & Development—0.1%
Aeon Mall Co., Ltd.	1,000	15,836
Aroundtown S.A.	3,617	29,584
Azrieli Group, Ltd.	378	29,688
CBRE Group, Inc. - Class A (a)	363	19,243
City Developments, Ltd.	2,900	20,671
Deutsche Wohnen SE	1,398	51,050
Mitsubishi Estate Co., Ltd.	1,000	19,363
Swiss Prime Site AG (a)	396	38,775
Vonovia SE	552	28,002
Wharf Holdings, Ltd. (The)	3,000	6,567
Wharf Real Estate Investment Co., Ltd.	2,000	10,965

		269,744

Road & Rail—0.1%
Aurizon Holdings, Ltd.	8,386	33,431
Canadian National Railway Co.	446	40,047
Canadian Pacific Railway, Ltd.	158	35,112
ComfortDelGro Corp., Ltd.	14,400	25,044
CSX Corp.	245	16,971

Road & Rail—(Continued)
J.B. Hunt Transport Services, Inc.	132	14,606
Kansas City Southern	206	27,400
MTR Corp., Ltd.	7,500	41,888
Odakyu Electric Railway Co., Ltd.	1,100	26,431
Union Pacific Corp.	164	26,565

		287,495

Semiconductors & Semiconductor Equipment—0.2%
Advanced Micro Devices, Inc. (a)	283	8,204
Analog Devices, Inc.	254	28,379
ASM Pacific Technology, Ltd.	3,800	46,682
ASML Holding NV	236	58,576
Broadcom, Inc.	57	15,736
Infineon Technologies AG	2,793	50,207
Microchip Technology, Inc.	245	22,763
Micron Technology, Inc. (a)	254	10,884
NVIDIA Corp.	83	14,448
NXP Semiconductors NV	743	81,076
Qorvo, Inc. (a)	209	15,495
QUALCOMM, Inc.	236	18,002
Skyworks Solutions, Inc.	204	16,167
STMicroelectronics NV	1,570	30,420
Texas Instruments, Inc.	219	28,304
Xilinx, Inc.	80	7,672

		453,015

Software—0.4%
Adobe, Inc. (a)	93	25,691
Autodesk, Inc. (a)	112	16,542
Blackberry, Ltd. (a)	3,332	17,454
Check Point Software Technologies, Ltd. (a)	774	84,753
Citrix Systems, Inc.	160	15,443
Constellation Software, Inc.	72	71,908
CyberArk Software, Ltd. (a)	347	34,637
Dassault Systemes SE	307	43,734
Intuit, Inc.	118	31,381
Micro Focus International plc	1,976	27,878
Microsoft Corp.	208	28,918
Nice, Ltd. (a)	834	120,063
Open Text Corp.	1,969	80,315
Oracle Corp.	419	23,058
Oracle Corp. Japan	300	26,154
Sage Group plc (The)	7,535	64,105
SAP SE	593	69,716
Symantec Corp.	778	18,384
Synopsys, Inc. (a)	278	38,155
Temenos AG (a)	351	58,821

		897,110

Specialty Retail—0.2%
ABC-Mart, Inc.	300	19,074
Advance Auto Parts, Inc.	47	7,774
AutoZone, Inc. (a)	19	20,608
Best Buy Co., Inc.	298	20,559
CarMax, Inc. (a)	115	10,120

BHFTI-267

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Dufry AG (a)	555	$46,465
Foot Locker, Inc.	331	14,286
Gap, Inc. (The)	1,003	17,412
Hennes & Mauritz AB - B Shares	3,335	64,721
Industria de Diseno Textil S.A.	2,711	83,977
Kingfisher plc	9,450	24,023
L Brands, Inc.	745	14,594
Nitori Holdings Co., Ltd.	100	14,631
O’Reilly Automotive, Inc. (a)	47	18,730
Ross Stores, Inc.	286	31,417
Shimamura Co., Ltd.	100	7,950
Tiffany & Co.	144	13,339
TJX Cos., Inc. (The)	422	23,522
Tractor Supply Co.	276	24,961
Ulta Salon Cosmetics & Fragrance, Inc. (a)	70	17,545
USS Co., Ltd.	1,200	23,405
Yamada Denki Co., Ltd.	4,100	19,843

		538,956

Technology Hardware, Storage & Peripherals—0.1%
Canon, Inc.	1,200	32,035
FUJIFILM Holdings Corp.	700	30,849
HP, Inc.	794	15,022
NetApp, Inc.	274	14,388
Seagate Technology plc	371	19,956
Western Digital Corp.	232	13,836
Xerox Holdings Corp.	190	5,683

		131,769

Textiles, Apparel & Luxury Goods—0.3%
adidas AG	80	24,898
Capri Holdings, Ltd. (a)	478	15,850
Cie Financiere Richemont S.A.	805	59,161
EssilorLuxottica S.A.	236	34,045
Gildan Activewear, Inc.	1,547	54,904
Hanesbrands, Inc.	1,640	25,125
Hermes International	48	33,200
Moncler S.p.A.	740	26,396
NIKE, Inc. - Class B	289	27,143
Pandora A/S	2,029	81,539
PVH Corp.	170	14,999
Ralph Lauren Corp.	192	18,330
Swatch Group AG (The) - Bearer Shares	202	53,717
Tapestry, Inc.	612	15,943
Under Armour, Inc. - Class A (a)	995	19,840
Under Armour, Inc. - Class C (a)	217	3,934
VF Corp.	341	30,346
Yue Yuen Industrial Holdings, Ltd.	15,842	43,483

		582,853

Tobacco—0.1%
Altria Group, Inc.	744	30,430
Imperial Brands plc	882	19,813
Japan Tobacco, Inc.	1,200	26,295

Tobacco—(Continued)
Philip Morris International, Inc.	407	30,904
Swedish Match AB	1,161	48,028

		155,470

Trading Companies & Distributors—0.1%
AerCap Holdings NV (a)	788	43,143
Brenntag AG	505	24,439
Fastenal Co.	698	22,804
Ferguson plc	402	29,370
Marubeni Corp.	3,300	22,026
United Rentals, Inc. (a)	70	8,725
WW Grainger, Inc.	73	21,692

		172,199

Transportation Infrastructure—0.1%
Aena SME S.A.	150	27,491
Aeroports de Paris	108	19,208
Atlantia S.p.A.	929	22,494
Auckland International Airport, Ltd.	10,663	60,958
Fraport AG Frankfurt Airport Services Worldwide	433	36,726
SATS, Ltd.	7,500	26,306
Sydney Airport	7,916	42,972
Transurban Group	4,836	48,005

		284,160

Water Utilities—0.1%
American Water Works Co., Inc.	434	53,916
Severn Trent plc	2,194	58,426
United Utilities Group plc	5,978	60,677

		173,019

Wireless Telecommunication Services—0.2%
1&1 Drillisch AG	789	24,592
KDDI Corp.	1,600	41,824
Millicom International Cellular S.A.	906	43,954
NTT DoCoMo, Inc.	1,800	45,962
Rogers Communications, Inc. - Class B	1,323	64,440
SoftBank Group Corp.	400	15,711
T-Mobile U.S., Inc. (a)	402	31,666
Tele2 AB - B Shares	4,002	59,517
Vodafone Group plc	16,068	31,999

		359,665

Total Common Stocks (Cost $33,886,265)		36,314,391

Foreign Government—12.9%

Sovereign—12.9%
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/23 (EUR) (b)	4,975,222	5,698,340
France Government Bond OAT 0.250%, 07/25/24 (EUR) (b)	5,199,390	6,131,709

BHFTI-268

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/24 (144A) (EUR) (b)	4,093,947	$5,054,779
United Kingdom Gilt Inflation Linked Bond 0.625%, 03/22/40 (GBP) (b)	5,883,064	13,114,441

Total Foreign Government (Cost $29,434,725)		29,999,269

Mutual Fund—11.2%

Investment Company Security—11.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $24,360,960)	204,313	26,045,821

U.S. Treasury & Government Agencies—7.1%

U.S. Treasury—7.1%
U.S. Treasury Inflation Indexed Bond 3.875%, 04/15/29 (b)	4,322,945	5,801,976
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/23 (b)	2,200,750	2,182,813
0.250%, 01/15/25 (b)	4,040,261	4,052,032
0.375%, 07/15/25 (b)	4,327,440	4,387,104

Total U.S. Treasury & Government Agencies (Cost $16,156,940)		16,423,925

Preferred Stocks—0.0%

Automobiles—0.0%
Bayerische Motoren Werke (BMW) AG	211	11,708

Health Care Equipment & Supplies—0.0%
Sartorius AG	111	20,252

Total Preferred Stocks (Cost $32,225)		31,960

Rights—0.0%

Multiline Retail—0.0%
Harvey Norman Holdings, Ltd., Expires 10/11/19 (a) (Cost $0)	1	1

Short-Term Investments—46.6%

Mutual Funds—3.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 1.870% (c)	7,404,207	7,404,207
UBS Select Treasury Institutional Fund, Institutional Class, 1.870% (c)	1,717,123	1,717,123

		9,121,330

Security Description	Principal Amount*	Value

Repurchase Agreement—27.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $63,164,685; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $64,429,789.	63,163,281	63,163,281

U.S. Treasury—15.6%
U.S. Treasury Bills
2.012%, 01/16/20 (d) (e)	8,500,000	8,454,731
2.033%, 12/19/19 (d)	28,000,000	27,893,333

		36,348,064

Total Short-Term Investments (Cost $107,687,721)		108,632,675

Total Investments—93.4% (Cost $211,558,836)		217,448,042
Other assets and liabilities (net)—6.6%		15,377,797

Net Assets—100.0%		$232,825,839

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Principal amount of security is adjusted for inflation.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2019.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $8,454,731.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $5,054,779, which is 2.2% of net assets.

BHFTI-269

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	493	SSBT	10/30/19	USD	334	$(1)
AUD	629	SSBT	10/30/19	USD	425	—

Contracts to Deliver
AUD	2,700,000	SSBT	10/30/19	USD	1,824,132	(27)
CAD	3,200,000	BNP	10/30/19	USD	2,412,254	(4,258)
CHF	1,200,000	SSBT	10/30/19	USD	1,220,324	15,058
EUR	7,200,000	BNP	10/30/19	USD	7,931,126	66,926
EUR	15,285,000	BBP	10/30/19	USD	16,947,838	252,796
GBP	10,200,000	BBP	10/30/19	USD	12,754,166	198,463
GBP	1,400,000	BBH	10/30/19	USD	1,736,556	13,224
HKD	8,700,000	BNP	10/30/19	USD	1,110,413	(105)
HKD	95,572	SSBT	10/30/19	USD	12,196	(4)
JPY	328,000,000	SSBT	10/30/19	USD	3,060,885	21,821

Net Unrealized Appreciation						$563,893

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
5-Year USD Market Agreed Coupon Swap Futures	12/16/19	414	USD	41,448,516	$(338,429)
10-Year USD Market Agreed Coupon Swap Futures	12/16/19	213	USD	21,166,875	(285,622)
Amsterdam AEX Index Futures	10/18/19	11	EUR	1,276,330	17,217
Australian 10 Year Treasury Bond Futures	12/16/19	378	AUD	55,698,035	414,861
Bloomberg Commodity Index Futures	12/18/19	424	USD	3,290,240	(26,754)
Brent Crude Oil Futures	11/29/19	21	USD	1,228,080	(160,837)
Canada Government Bond 10 Year Futures	12/18/19	323	CAD	46,059,800	(563,461)
Cattle Feeder Futures	11/21/19	13	USD	922,513	60,010
Cocoa Futures	03/16/20	42	USD	1,031,520	(5,031)
Coffee ‘C’ Futures	12/18/19	14	USD	531,038	(7,289)
Copper Futures	12/27/19	15	USD	966,938	(3,247)
Corn Futures	12/13/19	35	USD	679,000	(27,859)
Cotton No. 2 Futures	12/06/19	22	USD	669,130	(54,058)
DAX Index Futures	12/20/19	4	EUR	1,241,100	2,734
Euro-BTP Futures	12/06/19	95	EUR	13,854,800	(5,317)
Euro-Bobl Futures	12/06/19	169	EUR	22,924,850	(169,733)
Euro-Bund 10 Year Futures	12/06/19	67	EUR	11,674,750	(143,968)
Euro-Buxl 30 Year Bond Futures	12/06/19	25	EUR	5,437,500	(141,185)
FTSE 100 Index Futures	12/20/19	25	GBP	1,845,875	24,095
Gold 100 oz. Futures	12/27/19	18	USD	2,651,220	46,278
Goldman Sachs Commodity Index Futures	10/15/19	55	USD	5,557,063	(79,280)
Hang Seng Index Futures	10/30/19	12	HKD	15,625,200	(184)
IBEX 35 Index Futures	10/18/19	11	EUR	1,015,575	30,728
Japanese Government 10 Year Bond Futures	12/13/19	33	JPY	5,115,660,000	(23,290)
Japanese Government 10 Year Bond Mini Futures	12/12/19	528	JPY	8,180,832,000	(81,404)
LME Nickel Futures	12/18/19	10	USD	1,023,900	140,345
LME Primary Aluminum Futures	12/18/19	33	USD	1,425,600	(107,096)
LME Zinc Futures	12/18/19	20	USD	1,195,750	(7,661)
Lean Hogs Futures	12/13/19	9	USD	261,360	31,858
Live Cattle Futures	12/31/19	37	USD	1,632,440	78,623
Low Sulphur Gas Oil Futures	12/12/19	12	USD	695,700	21,568
MSCI Emerging Markets Index Mini Futures	12/20/19	508	USD	25,448,260	(753,120)
Natural Gas Futures	11/26/19	55	USD	1,377,200	(111,718)

BHFTI-270

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
New York Harbor ULSD Futures	11/29/19	8	USD	634,502	$13,604
OMX Stockholm 30 Index Futures	10/18/19	68	SEK	11,204,700	(1,594)
RBOB Gasoline Futures	11/29/19	10	USD	642,222	15,096
Russell 2000 Index E-Mini Futures	12/20/19	220	USD	16,775,000	(641,304)
S&P 500 Index E-Mini Futures	12/20/19	158	USD	23,530,150	(238,185)
S&P TSX 60 Index Futures	12/19/19	17	CAD	3,386,740	236
SPI 200 Index Futures	12/19/19	20	AUD	3,341,000	3,992
Silver Futures	12/27/19	15	USD	1,274,850	(29,390)
Soybean Futures	11/14/19	11	USD	498,300	30,041
Soybean Futures	01/14/20	1	USD	45,975	572
Soybean Meal Futures	12/13/19	18	USD	541,800	(4,598)
Soybean Oil Futures	12/13/19	52	USD	907,296	11,588
Sugar No. 11 Futures	02/28/20	45	USD	637,560	8,728
TOPIX Index Futures	12/12/19	13	JPY	206,440,000	81,140
U.S. Treasury Long Bond Futures	12/19/19	88	USD	14,283,500	(176,532)
U.S. Treasury Note 2 Year Futures	12/31/19	1	USD	215,500	(510)
United Kingdom Long Gilt Bond Futures	12/27/19	200	GBP	26,848,000	318,183
Wheat Futures	12/13/19	31	USD	768,413	12,061

Futures Contracts—Short
LME Nickel Futures	12/18/19	(4)	USD	(409,560)	(38,434)
LME Primary Aluminum Futures	12/18/19	(6)	USD	(259,200)	9,416
LME Zinc Futures	12/18/19	(3)	USD	(179,363)	1,071

Net Unrealized Depreciation					$(2,853,045)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	1.750%	Semi-Annually	03/18/22	USD	109,500,000	$574,711	$527,895	$46,816
Pay	3M LIBOR	Quarterly	2.500%	Semi-Annually	12/18/21	USD	28,000,000	518,051	540,787	(22,736)
Pay	3M LIBOR	Quarterly	2.500%	Semi-Annually	12/18/21	USD	3,000,000	55,505	37,373	18,132

Totals								$1,148,267	$1,106,055	$42,212

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

BHFTI-271

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$215,212	$167,433	$—	$382,645
Air Freight & Logistics	56,014	53,594	—	109,608
Airlines	78,277	50,313	—	128,590
Auto Components	42,778	62,404	—	105,182
Automobiles	46,451	100,874	—	147,325
Banks	331,978	794,658	—	1,126,636
Beverages	286,176	535,106	—	821,282
Biotechnology	165,804	232,505	—	398,309
Building Products	74,292	102,030	—	176,322
Capital Markets	243,565	66,625	—	310,190
Chemicals	641,811	1,027,569	—	1,669,380
Commercial Services & Supplies	90,333	62,520	—	152,853
Communications Equipment	83,801	187,185	—	270,986
Construction & Engineering	47,928	28,132	—	76,060
Construction Materials	99,805	184,421	—	284,226
Consumer Finance	25,520	—	—	25,520
Containers & Packaging	288,366	54,169	—	342,535
Distributors	42,148	93,603	—	135,751
Diversified Consumer Services	23,029	13,032	—	36,061
Diversified Financial Services	32,364	143,604	—	175,968
Diversified Telecommunication Services	384,240	1,656,869	—	2,041,109
Electric Utilities	1,347,484	1,554,465	—	2,901,949
Electrical Equipment	78,334	153,305	—	231,639
Electronic Equipment, Instruments & Components	103,420	253,576	—	356,996
Energy Equipment & Services	197,462	130,759	—	328,221
Entertainment	232,334	92,241	—	324,575
Equity Real Estate Investment Trusts	430,821	290,572	—	721,393
Food & Staples Retailing	617,387	782,956	—	1,400,343
Food Products	720,416	1,101,886	—	1,822,302
Gas Utilities	64,224	554,847	—	619,071
Health Care Equipment & Supplies	371,911	620,673	—	992,584
Health Care Providers & Services	265,711	337,497	—	603,208
Health Care Technology	20,042	29,057	—	49,099
Hotels, Restaurants & Leisure	262,361	506,249	—	768,610
Household Durables	162,182	178,984	—	341,166
Household Products	251,564	105,330	—	356,894
Independent Power and Renewable Electricity Producers	111,620	194,075	—	305,695
Industrial Conglomerates	51,928	152,869	—	204,797
Insurance	325,887	489,606	—	815,493
Interactive Media & Services	176,370	122,840	—	299,210
Internet & Direct Marketing Retail	75,756	42,492	—	118,248
IT Services	546,779	420,321	—	967,100

BHFTI-272

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Products	$28,963	$55,295	$—	$84,258
Life Sciences Tools & Services	135,253	106,919	—	242,172
Machinery	189,891	392,246	—	582,137
Marine	—	71,886	—	71,886
Media	467,211	520,613	—	987,824
Metals & Mining	189,035	286,921	—	475,956
Multi-Utilities	932,825	557,086	—	1,489,911
Multiline Retail	211,353	144,947	—	356,300
Oil, Gas & Consumable Fuels	1,032,803	1,397,248	—	2,430,051
Paper & Forest Products	—	93,784	—	93,784
Personal Products	95,727	183,850	—	279,577
Pharmaceuticals	319,579	915,231	—	1,234,810
Professional Services	74,076	161,063	—	235,139
Real Estate Management & Development	19,243	250,501	—	269,744
Road & Rail	160,701	126,794	—	287,495
Semiconductors & Semiconductor Equipment	267,130	185,885	—	453,015
Software	486,639	410,471	—	897,110
Specialty Retail	234,867	304,089	—	538,956
Technology Hardware, Storage & Peripherals	68,885	62,884	—	131,769
Textiles, Apparel & Luxury Goods	226,414	356,439	—	582,853
Tobacco	61,334	94,136	—	155,470
Trading Companies & Distributors	96,364	75,835	—	172,199
Transportation Infrastructure	—	284,160	—	284,160
Water Utilities	53,916	119,103	—	173,019
Wireless Telecommunication Services	96,106	263,559	—	359,665
Total Common Stocks	15,162,200	21,152,191	—	36,314,391
Total Foreign Government*	—	29,999,269	—	29,999,269
Total Mutual Fund*	26,045,821	—	—	26,045,821
Total U.S. Treasury & Government Agencies*	—	16,423,925	—	16,423,925
Total Preferred Stocks*	—	31,960	—	31,960
Total Rights*	1	—	—	1
Short-Term Investments
Mutual Funds	9,121,330	—	—	9,121,330
Repurchase Agreement	—	63,163,281	—	63,163,281
U.S. Treasury	—	36,348,064	—	36,348,064
Total Short-Term Investments	9,121,330	99,511,345	—	108,632,675
Total Investments	$50,329,352	$167,118,690	$—	$217,448,042

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$568,288	$—	$568,288
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,395)	—	(4,395)
Total Forward Contracts	$—	$563,893	$—	$563,893
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,374,045	$—	$—	$1,374,045
Futures Contracts (Unrealized Depreciation)	(4,227,090)	—	—	(4,227,090)
Total Futures Contracts	$(2,853,045)	$—	$—	$(2,853,045)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$64,948	$—	$64,948
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(22,736)	—	(22,736)
Total Centrally Cleared Swap Contracts	$—	$42,212	$—	$42,212

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-273

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—120.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—19.9%
Fannie Mae ARM Pool
3.683%, 12M MTA + 1.200%, 07/01/44 (b)	9,482	$9,683
3.683%, 12M MTA + 1.200%, 09/01/44 (b)	15,458	15,786
4.726%, 1Y H15 + 2.360%, 11/01/34 (b)	313,738	332,613
Fannie Mae REMICS (CMO)
2.168%, 1M LIBOR + 0.150%, 08/25/34 (b)	28,905	28,614
2.205%, 1M LIBOR + 0.060%, 12/25/36 (b)	31,528	31,199
2.279%, 1M LIBOR + 0.060%, 07/25/37 (b)	278,513	273,751
2.368%, 1M LIBOR + 0.350%, 07/25/37 (b)	5,073	5,070
2.398%, 1M LIBOR + 0.380%, 07/25/37 (b)	55,192	55,231
2.418%, 1M LIBOR + 0.400%, 03/25/49 (b)	11,053,363	11,004,148
4.396%, 05/25/35 (b)	163,235	171,873
Fannie Mae Whole Loan (CMO) 2.495%, 1M LIBOR + 0.350%, 05/25/42 (b)	35,721	35,908
Freddie Mac ARM Non-Gold Pool 4.765%, 1Y H15 + 2.225%, 01/01/34 (b)	46,759	49,203
Freddie Mac REMICS (CMO) 2.580%, 1M LIBOR + 0.350%, 07/15/44 (b)	3,308,668	3,287,533
Freddie Mac Strips (CMO) 2.478%, 1M LIBOR + 0.450%, 09/15/42 (b)	4,726,032	4,750,295
Freddie Mac Structured Pass-Through Securities (CMO)
2.275%, 1M LIBOR + 0.130%, 08/25/31 (b)	29,374	29,257
3.492%, 12M MTA + 1.200%, 02/25/45 (b)	498,003	502,163
3.646%, 12M MTA + 1.200%, 10/25/44 (b)	1,676,162	1,694,264
Government National Mortgage Association (CMO)
2.266%, 12M LIBOR + 0.150%, 08/20/68 (b)	4,608,866	4,522,516
2.444%, 1M LIBOR + 0.400%, 02/20/49 (b)	11,394,669	11,378,883
3.059%, 1M LIBOR + 0.830%, 08/20/66 (b)	260,933	263,072
3.629%, 12M LIBOR + 0.750%, 04/20/67 (b)	3,238,777	3,294,409
Uniform Mortgage-Backed Securities
3.000%, TBA (a)	88,500,000	89,788,074
3.500%, TBA (a)	176,520,000	181,129,465
4.000%, TBA (a)	139,100,000	144,430,355

		457,083,365

U.S. Treasury—100.4%
U.S. Treasury Inflation Indexed Bonds
0.625%, 02/15/43 (c) (d) (e) (f)	9,596,740	9,845,585
0.750%, 02/15/42 (c)	33,176,388	35,102,600
0.750%, 02/15/45 (c)	25,058,500	26,349,926
0.875%, 02/15/47 (c)	50,509,458	54,901,298
1.000%, 02/15/46 (c)	70,488,327	78,615,308
1.000%, 02/15/48 (c)	16,079,227	18,060,991
1.375%, 02/15/44 (c) (g)	83,708,621	100,351,118
1.750%, 01/15/28 (c) (g)	123,031,242	138,357,635
2.000%, 01/15/26 (c)	42,834,325	47,569,062
2.125%, 02/15/40 (c)	42,815,090	56,976,226
2.125%, 02/15/41 (c) (e) (f)	12,617,486	16,946,212
2.375%, 01/15/25 (c) (g)	227,607,662	253,425,279
2.375%, 01/15/27 (c)	25,494,888	29,478,884
2.500%, 01/15/29 (c)	78,272,270	94,639,602
3.375%, 04/15/32 (c)	13,612,683	18,814,928
3.625%, 04/15/28 (c)	30,408,029	39,040,575
3.875%, 04/15/29 (c)	31,712,002	42,561,790

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/20 (c) (e)	46,012	45,622
0.125%, 04/15/21 (c) (g)	238,455,367	235,902,933
0.125%, 01/15/22 (c)	47,970,990	47,515,401
0.125%, 04/15/22 (c)	36,422,858	36,058,547
0.125%, 07/15/22 (c) (e) (h)	33,913,225	33,771,923
0.125%, 01/15/23 (c)	93,171,761	92,412,369
0.125%, 07/15/26 (c)	85,058,330	84,931,019
0.250%, 01/15/25 (c) (g)	73,427,485	73,641,394
0.250%, 07/15/29 (c) (g)	27,454,905	27,742,772
0.375%, 07/15/23 (c)	74,239,412	74,698,741
0.375%, 07/15/25 (c)	60,617,698	61,453,459
0.375%, 01/15/27 (c) (f)	63,778,505	64,548,440
0.375%, 07/15/27 (c)	31,568,880	32,099,735
0.500%, 01/15/28 (c)	69,969,607	71,662,830
0.625%, 07/15/21 (c) (e) (f) (h) (i)	13,529,953	13,581,120
0.625%, 01/15/24 (c) (e) (i)	4,344,283	4,413,239
0.625%, 01/15/26 (c) (g)	211,772,167	217,266,719
0.750%, 07/15/28 (c)	31,142,473	32,737,362
0.875%, 01/15/29 (c) (g)	22,855,453	24,291,918
1.000%, 02/15/49 (c)	15,884,745	17,974,571

		2,307,787,133

Total U.S. Treasury & Government Agencies (Cost $2,777,878,281)		2,764,870,498

Corporate Bonds & Notes—11.3%

Agriculture—0.4%
BAT Capital Corp. 2.765%, 3M LIBOR + 0.590%, 08/14/20 (b)	4,000,000	4,007,667
BAT International Finance plc 2.750%, 06/15/20 (144A)	100,000	100,297
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,400,000	3,412,327
Japan Tobacco, Inc. 2.000%, 04/13/21	1,800,000	1,789,439

		9,309,730

Airlines—0.0%
Delta Air Lines, Inc. 2.600%, 12/04/20	400,000	400,700

Auto Manufacturers—0.3%
FCE Bank plc 1.875%, 06/24/21 (EUR)	700,000	779,043
Ford Motor Credit Co. LLC
3.157%, 08/04/20	1,200,000	1,202,972
3.200%, 01/15/21	1,200,000	1,201,574
3.550%, 10/07/22	2,400,000	2,400,082
General Motors Co. 3.009%, 3M LIBOR + 0.800%, 08/07/20 (b)	170,000	170,317
General Motors Financial Co., Inc.
2.350%, 10/04/19	200,000	200,000
3.583%, 3M LIBOR + 1.270%, 10/04/19 (b)	100,000	100,007

BHFTI-274

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Nissan Motor Acceptance Corp. 2.650%, 07/13/22 (144A)	100,000	$100,523
Volkswagen Group of America Finance LLC 2.450%, 11/20/19 (144A)	500,000	500,010

		6,654,528

Banks—5.2%
Banco Bilbao Vizcaya Argentaria S.A.
5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (b)	200,000	230,525
6.750%, 5Y EUR Swap + 6.604%, 02/18/20 (EUR) (b)	400,000	443,959
Banco Santander S.A. 6.250%, 5Y EUR Swap + 5.640%, 09/11/21 (EUR) (b)	100,000	114,990
Bank of America Corp. 5.875%, 3M LIBOR + 2.931%, 03/15/28 (b)	1,570,000	1,699,682
BBVA Bancomer S.A. 6.500%, 03/10/21	1,153,000	1,202,014
Cooperative Rabobank UA
5.500%, 5Y EUR Swap + 5.250%, 06/29/20 (EUR) (b)	1,600,000	1,795,157
6.625%, -1 x 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (b)	1,600,000	1,900,423
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,857,198
Deutsche Bank AG 4.250%, 10/14/21	11,700,000	11,868,797
Goldman Sachs Group, Inc. (The) 3.319%, 3M LIBOR + 1.200%, 09/15/20 (b)	10,000,000	10,077,088
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,372,930
JPMorgan Chase & Co. 5.736%, 3M LIBOR + 3.470%, 12/29/49 (b)	646,000	649,028
Lloyds Banking Group plc
2.959%, 3M LIBOR + 0.800%, 06/21/21 (b)	3,400,000	3,407,705
6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	900,000	1,008,887
Mitsubishi UFJ Financial Group, Inc. 4.018%, 3M LIBOR + 1.880%, 03/01/21 (b)	1,686,000	1,721,335
Nykredit Realkredit A/S
1.000%, 10/01/50 (DKK)	204,494,306	30,062,375
2.000%, 04/01/20 (DKK)	64,400,000	9,523,382
2.500%, 10/01/47 (DKK)	29,904	4,542
Royal Bank of Scotland Group plc
3.656%, 3M LIBOR + 1.550%, 06/25/24 (b)	2,600,000	2,605,397
4.519%, 3M LIBOR + 1.550%, 06/25/24 (b)	1,700,000	1,787,929
7.500%, 5Y USD Swap + 5.800%, 08/10/20 (b)	900,000	919,125
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	1,040,000	1,113,684
State Bank of India 3.253%, 3M LIBOR + 0.950%, 04/06/20 (b)	5,500,000	5,507,495
UBS AG 2.682%, 3M LIBOR + 0.580%, 06/08/20 (144A) (b)	7,100,000	7,119,035
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	12,900,000	15,052,881

		120,045,563

Biotechnology—0.0%
Celgene Corp. 3.250%, 08/15/22	100,000	103,037

Chemicals—0.2%
Ecolab, Inc. 4.350%, 12/08/21	1,300,000	$1,362,449
Syngenta Finance NV
3.933%, 04/23/21 (144A)	900,000	916,459
4.441%, 04/24/23 (144A)	400,000	418,039

		2,696,947

Commercial Services—0.0%
Central Nippon Expressway Co., Ltd. 2.241%, 02/16/21	200,000	199,696
ERAC USA Finance LLC 5.250%, 10/01/20 (144A)	100,000	103,113

		302,809

Diversified Financial Services—1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/20	400,000	409,463
Air Lease Corp.
2.500%, 03/01/21	500,000	501,459
3.375%, 06/01/21	500,000	507,887
4.750%, 03/01/20	100,000	100,960
Ally Financial, Inc.
3.750%, 11/18/19	200,000	200,200
4.125%, 03/30/20	300,000	301,875
4.250%, 04/15/21	100,000	102,125
Avolon Holdings Funding, Ltd. 5.500%, 01/15/23 (144A)	100,000	106,701
GE Capital International Funding Co. 2.342%, 11/15/20	3,200,000	3,192,210
International Lease Finance Corp. 8.250%, 12/15/20	900,000	962,914
Jyske Realkredit A/S
1.000%, 10/01/50 (DKK)	108,997,823	16,035,527
2.500%, 10/01/47 (DKK)	24,905	3,783
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/50 (DKK)	70,700,000	10,398,653
2.500%, 10/01/47 (DKK)	5,367	815
Park Aerospace Holdings, Ltd.
3.625%, 03/15/21 (144A)	100,000	100,730
5.250%, 08/15/22 (144A)	200,000	210,780
Realkredit Danmark A/S 2.500%, 07/01/47 (DKK)	45,346	6,885
Springleaf Finance Corp.
7.750%, 10/01/21	1,100,000	1,196,250
8.250%, 12/15/20	100,000	106,250

		34,445,467

Electric—0.7%
Consolidated Edison, Inc. 2.506%, 3M LIBOR + 0.400%, 06/25/21 (b)	600,000	602,023
Duke Energy Corp. 2.675%, 3M LIBOR + 0.500%, 05/14/21 (144A) (b) (j)	6,700,000	6,726,867

BHFTI-275

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Eversource Energy 2.900%, 10/01/24	100,000	$102,462
National Rural Utilities Cooperative Finance Corp. 2.479%, 3M LIBOR + 0.375%, 06/30/21 (b)	500,000	501,800
NextEra Energy Capital Holdings, Inc. 2.544%, 3M LIBOR + 0.400%, 08/21/20 (b)	4,500,000	4,500,231
Sempra Energy 2.569%, 3M LIBOR + 0.450%, 03/15/21 (b)	1,700,000	1,694,452
Southern Power Co. 2.706%, 3M LIBOR + 0.550%, 12/20/20 (144A) (b)	2,200,000	2,200,185

		16,328,020

Food—0.1%
Conagra Brands, Inc. 3.800%, 10/22/21	3,200,000	3,302,309
Kraft Heinz Foods Co. 3.375%, 06/15/21	100,000	101,294

		3,403,603

Healthcare-Products—0.1%
Zimmer Biomet Holdings, Inc. 2.914%, 3M LIBOR + 0.750%, 03/19/21 (b)	1,900,000	1,900,033

Healthcare-Services—0.1%
Cigna Holding Co. 5.125%, 06/15/20	1,400,000	1,429,645

Internet—0.0%
eBay, Inc. 2.600%, 07/15/22	100,000	100,780

Machinery-Construction & Mining—0.0%
Komatsu Finance America, Inc. 2.437%, 09/11/22	200,000	200,164

Machinery-Diversified—0.4%
John Deere Capital Corp. 2.449%, 3M LIBOR + 0.290%, 06/22/20 (b)	8,800,000	8,812,186

Media—0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	200,000	210,553
Discovery Communications LLC 2.800%, 06/15/20	1,335,000	1,339,562
Time Warner Cable LLC 5.000%, 02/01/20	200,000	201,617

		1,751,732

Miscellaneous Manufacturing—0.3%
General Electric Co. 5.550%, 05/04/20	1,100,000	1,115,815

Miscellaneous Manufacturing—(Continued)
Textron, Inc. 2.731%, 3M LIBOR + 0.550%, 11/10/20 (b)	4,620,000	4,617,919

		5,733,734

Oil & Gas—0.3%
Petrobras Global Finance B.V.
5.093%, 01/15/30 (144A)	4,897,000	5,108,306
6.125%, 01/17/22	268,000	287,698
6.250%, 12/14/26 (GBP)	400,000	580,962

		5,976,966

Pharmaceuticals—0.0%
AbbVie, Inc. 2.300%, 05/14/21	500,000	500,952
CVS Health Corp. 3.350%, 03/09/21	54,000	54,877
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	100,000	102,007
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	100,000	98,625

		756,461

Pipelines—0.6%
Enbridge, Inc.
2.738%, 3M LIBOR + 0.400%, 01/10/20 (b)	4,700,000	4,700,799
2.819%, 3M LIBOR + 0.700%, 06/15/20 (b)	5,600,000	5,609,921
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.750%, 09/01/20	100,000	102,220
Plains All American Pipeline L.P. / PAA Finance Corp. 2.600%, 12/15/19	100,000	100,010
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	2,800,000	2,892,484
Spectra Energy Partners L.P. 2.827%, 3M LIBOR + 0.700%, 06/05/20 (b)	200,000	200,373
TransCanada PipeLines, Ltd. 3.800%, 10/01/20	600,000	609,574

		14,215,381

Real Estate—0.0%
Akelius Residential Property AB 3.375%, 09/23/20 (EUR)	100,000	112,632

Real Estate Investment Trusts — 0.0%
American Tower Corp. 2.800%, 06/01/20	300,000	301,142

Retail—0.3%
McDonald’s Corp. 2.686%, 3M LIBOR + 0.430%, 10/28/21 (b)	6,900,000	6,901,367

Semiconductors—0.0%
NXP B.V. / NXP Funding LLC
3.875%, 09/01/22 (144A)	200,000	206,584

BHFTI-276

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
NXP B.V. / NXP Funding LLC
4.125%, 06/01/21 (144A)	400,000	$410,398

		616,982

Software—0.0%
VMware, Inc. 3.900%, 08/21/27	300,000	308,604

Telecommunications—0.6%
AT&T, Inc.
2.888%, 3M LIBOR + 0.750%, 06/01/21 (b)	3,600,000	3,617,282
2.953%, 3M LIBOR + 0.650%, 01/15/20 (b)	734,000	735,082
3.253%, 3M LIBOR + 0.950%, 07/15/21 (b)	5,600,000	5,649,269
5.150%, 02/15/50	1,900,000	2,224,262
5.300%, 08/15/58	700,000	819,099
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	1,800,000	1,829,250
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	50,000	50,188

		14,924,432

Trucking & Leasing—0.1%
Aviation Capital Group Corp. 6.750%, 04/06/21 (144A)	1,800,000	1,907,411
NTT Finance Corp. 1.900%, 07/21/21	200,000	198,830
SMBC Aviation Capital Finance DAC 3.000%, 07/15/22 (144A)	200,000	202,168

		2,308,409

Total Corporate Bonds & Notes (Cost $259,131,406)		260,041,054

Foreign Government—10.7%

Sovereign—10.7%
Argentina Bocon 51.603%, BADLAR + 0.000%, 10/04/22 (ARS) (b)	273,680	3,935
Argentina Bonar Bond 55.469%, BADLAR + 2.000%, 04/03/22 (ARS) (b)	14,686,000	110,302
Argentina POM Politica Monetaria 79.499%, ARLLMON + 0.000%, 06/21/20 (ARS) (b)	245,435,000	1,814,949
Australia Government Bonds
1.250%, 02/21/22 (AUD) (c)	8,500,000	6,856,953
3.000%, 09/20/25 (AUD) (c)	11,150,000	11,186,116
Brazil Letras do Tesouro Nacional 6.126%, 01/01/20 (BRL) (m)	15,416,000	3,664,051
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (c)	7,486,272	7,297,597
French Republic Government Bond OAT 2.100%, 07/25/23 (EUR) (c)	19,405,840	23,917,286
Japanese Government CPI Linked Bonds
0.100%, 03/10/24 (JPY) (c)	177,140,000	1,678,427
0.100%, 03/10/28 (JPY) (c)	1,470,057,660	14,173,735
0.100%, 03/10/29 (JPY) (c)	1,544,020,020	14,893,992

Sovereign—(Continued)
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	5,256,259
New Zealand Government Inflation Linked Bonds
2.500%, 09/20/35 (NZD) (c)	1,590,000	1,386,584
3.000%, 09/20/30 (NZD) (c)	11,600,000	10,121,545
Peruvian Government International Bond 5.940%, 02/12/29 (144A) (PEN)	6,800,000	2,286,927
Qatar Government International Bond 3.875%, 04/23/23	2,500,000	2,643,750
United Kingdom Gilt Inflation Linked Bonds
0.125%, 03/22/26 (GBP) (c)	17,039,960	25,724,313
0.125%, 08/10/28 (GBP) (c)	13,364,094	21,693,119
1.250%, 11/22/27 (GBP) (c)	30,029,330	51,714,976
1.875%, 11/22/22 (GBP) (c)	27,337,340	39,313,312

Total Foreign Government (Cost $259,323,192)		245,738,128

Asset-Backed Securities—6.8%

Asset-Backed - Home Equity—1.2%
ACE Securities Corp. Home Equity Loan Trust 2.218%, 1M LIBOR + 0.200%, 03/25/37 (b)	591,564	348,757
Bear Stearns Asset-Backed Securities Trust 2.518%, 1M LIBOR + 0.500%, 12/25/35 (b)	215,680	215,621
Citigroup Mortgage Loan Trust, Inc.
2.163%, 1M LIBOR + 0.145%, 09/25/36 (144A) (b)	2,029,074	1,964,077
2.478%, 1M LIBOR + 0.460%, 10/25/35 (b)	3,700,000	3,506,429
First NLC Trust 2.088%, 1M LIBOR + 0.070%, 08/25/37 (144A) (b)	1,054,906	662,455
GSAA Home Equity Trust 6.220%, 03/25/46 (k)	512,417	406,103
Home Equity Asset Trust
2.468%, 1M LIBOR + 0.450%, 02/25/36 (b)	2,400,000	2,350,939
2.813%, 1M LIBOR + 0.795%, 07/25/34 (b)	228,580	228,585
2.873%, 1M LIBOR + 0.855%, 08/25/34 (b)	632,771	629,744
HSI Asset Securitization Corp. Trust 2.068%, 1M LIBOR + 0.050%, 10/25/36 (b)	5,638	2,893
Master Asset-Backed Securities Trust 2.518%, 1M LIBOR + 0.500%, 10/25/35 (b)	143,795	136,986
Morgan Stanley ABS Capital, Inc. Trust 2.678%, 1M LIBOR + 0.660%, 01/25/35 (b)	736,006	720,023
New Century Home Equity Loan Trust 2.783%, 1M LIBOR + 0.765%, 02/25/35 (b)	545,419	540,550
Nomura Home Equity Loan, Inc 2.308%, 1M LIBOR + 0.290%, 03/25/36 (b)	3,000,000	2,949,654
NovaStar Mortgage Funding Trust 2.723%, 1M LIBOR + 0.705%, 01/25/36 (b)	2,000,000	1,994,814
RASC Trust 2.248%, 1M LIBOR + 0.230%, 06/25/36 (b)	7,625,290	7,416,592
Soundview Home Loan Trust
2.078%, 1M LIBOR + 0.060%, 11/25/36 (144A) (b)	47,548	19,641
2.198%, 1M LIBOR + 0.180%, 07/25/37 (b)	503,440	461,649
2.218%, 1M LIBOR + 0.200%, 06/25/37 (b)	2,756,372	2,175,995

		26,731,507

BHFTI-277

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—5.1%
Adagio CLO
0.660%, 3M EURIBOR + 0.660%, 10/15/29 (144A) (EUR) (b)	300,000	$326,987
1.100%, 10/15/29 (144A) (EUR)	250,000	271,884
Amortizing Residential Collateral Trust 3.143%, 1M LIBOR + 1.125%, 08/25/32 (b)	318,479	305,196
Argent Securities Trust 2.178%, 1M LIBOR + 0.160%, 05/25/36 (b)	263,559	98,335
Atrium XII 3.108%, 3M LIBOR + 0.830%, 04/22/27 (144A) (b)	2,500,000	2,499,877
Avery Point CLO, Ltd. 3.376%, 3M LIBOR + 1.100%, 04/25/26 (144A) (b)	4,394,675	4,394,938
Babson Euro CLO B.V. 0.447%, 3M EURIBOR + 0.820%, 10/25/29 (144A) (EUR) (b)	700,000	762,584
Benefit Street Partners CLO, Ltd. 3.080%, 3M LIBOR + 0.780%, 07/18/27 (144A) (b)	1,300,000	1,299,977
Black Diamond CLO, Ltd.
0.650%, 3M EURIBOR + 0.650%, 10/03/29 (144A) (EUR) (b)	2,120,000	2,310,667
3.382%, 3M LIBOR + 1.050%, 10/03/29 (144A) (b)	1,370,000	1,368,033
Carlyle Global Market Strategies Euro CLO, Ltd. 0.730%, 3M EURIBOR + 0.730%, 09/21/29 (144A) (EUR) (b)	300,000	327,761
Catamaran CLO, Ltd. 3.106%, 3M LIBOR + 0.850%, 01/27/28 (144A) (b)	4,020,000	3,993,954
CIFC Funding, Ltd. 3.083%, 3M LIBOR + 0.780%, 04/15/27 (144A) (b)	5,806,297	5,799,283
CIT Mortgage Loan Trust 3.368%, 1M LIBOR + 1.350%, 10/25/37 (144A) (b)	3,683,660	3,724,616
CoreVest American Finance Trust 2.968%, 10/15/49 (144A)	768,899	772,649
Countrywide Asset-Backed Certificates 2.208%, 1M LIBOR + 0.190%, 11/25/37 (b)	6,111,252	5,861,663
Credit-Based Asset Servicing and Securitization LLC
2.138%, 1M LIBOR + 0.120%, 07/25/37 (144A) (b)	97,542	64,498
2.238%, 1M LIBOR + 0.220%, 07/25/37 (144A) (b)	1,944,001	1,303,725
CSAB Mortgage-Backed Trust 5.720%, 09/25/36 (k)	523,863	287,358
CVP Cascade CLO-1, Ltd. 3.472%, 3M LIBOR + 1.150%, 01/16/26 (144A) (b)	721,795	721,891
CWABS Asset-Backed Certificates Trust
2.548%, 1M LIBOR + 0.530%, 02/25/36 (b)	4,900,000	4,895,613
2.758%, 1M LIBOR + 0.740%, 08/25/47 (b)	45,290	44,861
First Franklin Mortgage Loan Trust 2.328%, 1M LIBOR + 0.310%, 07/25/36 (b)	3,300,000	3,164,015
Flagship, Ltd. 3.398%, 3M LIBOR + 1.120%, 01/20/26 (144A) (b)	625,294	625,007
GSAMP Trust 2.753%, 1M LIBOR + 0.735%, 09/25/35 (b)	235,818	235,415
Halcyon Loan Advisors Funding, Ltd. 3.198%, 3M LIBOR + 0.920%, 04/20/27 (144A) (b)	1,917,175	1,917,343
HSI Asset Securitization Corp. Trust 2.178%, 1M LIBOR + 0.160%, 05/25/37 (b)	363,352	359,382
Jamestown CLO, Ltd.
2.993%, 3M LIBOR + 0.690%, 07/15/26 (144A) (b)	1,930,818	1,930,129

Asset-Backed - Other—(Continued)
Jamestown CLO, Ltd.
3.523%, 3M LIBOR + 1.220%, 01/17/27 (144A) (b)	5,202,905	5,210,709
JPMorgan Mortgage Acquisition Trust 2.228%, 1M LIBOR + 0.210%, 10/25/36 (b)	188,729	184,665
Jubilee CLO B.V. 0.482%, 3M EURIBOR + 0.840%, 07/12/28 (144A) (EUR) (b)	1,300,000	1,409,348
KVK CLO, Ltd. 3.697%, 3M LIBOR + 0.900%, 01/14/28 (144A) (b)	2,390,000	2,375,772
Legacy Mortgage Asset Trust 3.750%, 04/25/59 (144A) (k)	568,682	575,725
LoanCore Issuer, Ltd. 3.158%, 1M LIBOR + 1.130%, 05/15/36 (144A) (b)	3,500,000	3,506,562
Long Beach Mortgage Loan Trust
2.138%, 1M LIBOR + 0.120%, 08/25/36 (b)	1,116,500	612,835
2.753%, 1M LIBOR + 0.735%, 08/25/35 (b)	482,313	484,070
Man GLG Euro CLO II DAC 0.870%, 3M EURIBOR + 0.870%, 01/15/30 (144A) (EUR) (b)	1,000,000	1,095,001
Marlette Funding Trust 2.690%, 09/17/29 (144A)	888,898	891,067
Morgan Stanley ABS Capital, Inc. Trust 2.993%, 1M LIBOR + 0.975%, 07/25/34 (b)	69,675	69,337
Morgan Stanley IXIS Real Estate Capital Trust 2.068%, 1M LIBOR + 0.050%, 11/25/36 (b)	627	308
OCP CLO, Ltd.
3.087%, 3M LIBOR + 0.820%, 10/26/27 (144A) (b)	250,000	249,787
3.103%, 3M LIBOR + 0.800%, 07/15/27 (144A) (b)	3,100,000	3,100,050
3.153%, 3M LIBOR + 0.850%, 04/17/27 (144A) (b)	1,558,559	1,558,325
OHA Credit Partners, Ltd. 3.771%, 3M LIBOR + 1.010%, 10/20/25 (144A) (b)	1,886,901	1,886,570
Palmer Square Loan Funding, Ltd. 2.836%, 3M LIBOR + 0.900%, 10/24/27 (144A) (b)	500,000	499,999
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.508%, 1M LIBOR + 0.490%, 09/25/35 (b)	200,000	199,545
2.708%, 1M LIBOR + 0.690%, 05/25/35 (b)	249,521	250,103
3.068%, 1M LIBOR + 1.050%, 10/25/34 (b)	4,000,000	4,059,035
Penta CLO B.V. 0.790%, 3M EURIBOR + 0.790%, 08/04/28 (144A) (EUR) (b)	1,300,000	1,417,025
RAAC Trust 2.358%, 1M LIBOR + 0.340%, 08/25/36 (b)	554,277	560,282
Saxon Asset Securities Trust 2.328%, 1M LIBOR + 0.310%, 09/25/47 (b)	1,114,748	1,083,262
Securitized Asset-Backed Receivables LLC Trust
2.168%, 1M LIBOR + 0.150%, 07/25/36 (b)	353,703	193,482
2.178%, 1M LIBOR + 0.160%, 07/25/36 (b)	3,889,818	2,041,444
Small Business Administration Participation Certificates 5.510%, 11/01/27	872,263	948,132
Sound Point CLO XIV, Ltd. 3.301%, 3M LIBOR + 1.150%, 01/23/29 (144A) (b)	1,300,000	1,299,992
SpringCastle Funding Asset-Backed Notes 3.200%, 05/27/36 (144A)	5,887,020	5,949,735
Stanwich Mortgage Loan Co. LLC 3.375%, 08/15/24 (144A) (k)	480,478	479,950

BHFTI-278

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Structured Asset Securities Corp. Mortgage Loan Trust 3.600%, 1M LIBOR + 1.500%, 04/25/35 (b)	164,377	$162,967
THL Credit Wind River CLO, Ltd. 3.173%, 3M LIBOR + 0.870%, 10/15/27 (144A) (b)	400,000	399,800
3.183%, 3M LIBOR + 0.880%, 01/15/26 (144A) (b)	2,400,000	2,399,026
Tralee CLO, Ltd. 3.308%, 3M LIBOR + 1.030%, 10/20/27 (144A) (b)	3,200,000	3,200,454
Venture CLO, Ltd.
3.123%, 3M LIBOR + 0.820%, 04/15/27 (144A) (b)	7,051,449	7,043,023
3.183%, 3M LIBOR + 0.880%, 07/15/27 (144A) (b)	2,700,000	2,697,403
Vericrest Opportunity Loan Trust LLC 3.125%, 09/25/47 (144A) (k)	2,014,167	2,015,287
Voya CLO, Ltd. 2.996%, 3M LIBOR + 0.720%, 07/25/26 (144A) (b)	3,199,995	3,192,853
Z Capital Credit Partners CLO, Ltd. 3.272%, 3M LIBOR + 0.950%, 07/16/27 (144A) (b)	4,710,000	4,698,814

		117,669,385

Asset-Backed - Student Loan—0.5%
College Loan Corp. Trust 2.526%, 3M LIBOR + 0.250%, 01/25/24 (b)	900,000	879,485
SLM Student Loan Trust
Zero Coupon, 3M EURIBOR + 0.260%, 12/15/23 (EUR) (b)	111,675	121,677
Zero Coupon, 3M EURIBOR + 0.270%, 06/17/24 (EUR) (b)	571,453	621,585
1.850%, 06/17/30 (144A)	51,419	51,408
2.826%, 3M LIBOR + 0.550%, 10/25/64 (144A) (b)	3,700,000	3,650,488
3.776%, 3M LIBOR + 1.500%, 04/25/23 (b)	3,603,108	3,624,368
4.278%, 1M LIBOR + 2.250%, 06/16/42 (144A) (b)	1,209,626	1,220,262
SoFi Professional Loan Program LLC 2.050%, 01/25/41 (144A)	1,553,715	1,551,659

		11,720,932

Total Asset-Backed Securities (Cost $153,545,131)		156,121,824

Mortgage-Backed Securities—3.8%

Collateralized Mortgage Obligations—3.1%
Alternative Loan Trust
2.138%, 1M LIBOR + 0.120%, 06/25/36 (b)	1,138,203	1,081,555
5.000%, 07/25/35	290,962	251,458
6.000%, 03/25/37	4,669,572	3,266,757
6.000%, 04/25/37	1,034,754	1,041,616
Banc of America Funding Trust
2.484%, 1M LIBOR + 0.440%, 07/20/36 (b)	39,301	39,261
4.701%, 02/20/36 (b)	371,746	372,205
Banc of America Mortgage Trust
4.026%, 09/25/35 (b)	54,518	53,700
4.704%, 06/25/35 (b)	88,928	85,274
Bear Stearns Adjustable Rate Mortgage Trust 4.313%, 03/25/35 (b)	229,690	234,503

Collateralized Mortgage Obligations—(Continued)
Bear Stearns ALT-A Trust
2.178%, 1M LIBOR + 0.160%, 02/25/34 (b)	117,151	115,764
4.201%, 09/25/35 (b)	731,330	608,904
Chase Mortgage Finance Trust 4.466%, 02/25/37 (b)	38,654	39,905
CHL Mortgage Pass-Through Trust 6.000%, 03/25/37	1,352,699	1,124,978
Citigroup Mortgage Loan Trust
2.345%, 1M LIBOR + 0.200%, 06/25/47 (144A) (b)	791,178	794,962
3.258%, 04/25/66 (144A) (b)	588,999	588,953
4.052%, 08/25/35 (b)	24,903	25,160
4.606%, 03/25/37 (b)	3,191,120	3,199,386
4.810%, 1Y H15 + 2.400%, 05/25/35 (b)	13,837	14,050
Countrywide Alternative Loan Trust
2.198%, 1M LIBOR + 0.180%, 05/25/47 (b)	222,774	212,197
2.224%, 1M LIBOR + 0.180%, 02/20/47 (b)	753,143	594,739
2.298%, 1M LIBOR + 0.280%, 12/25/35 (b)	22,899	22,773
5.500%, 06/25/25	398,932	399,922
Countrywide Home Loan Mortgage Pass-Through Trust
2.598%, 1M LIBOR + 0.580%, 04/25/35 (b)	492,016	480,706
3.803%, 08/25/34 (b)	72,762	69,232
4.494%, 11/20/34 (b)	32,758	33,012
Countrywide Home Reperforming Loan REMIC Trust 2.358%, 1M LIBOR + 0.340%, 06/25/35 (144A) (b)	62,095	59,511
Credit Suisse Mortgage Capital Certificates
2.168%, 1M LIBOR + 0.150%, 09/29/36 (144A) (b)	2,576,000	2,440,843
2.766%, 11/30/37 (144A) (b)	2,600,000	2,345,118
3.322%, 10/25/58 (144A) (b)	199,301	200,145
5.896%, 10/26/36 (144A) (b)	93,195	88,949
Deutsche ALT-B Securities Mortgage Loan Trust
2.118%, 1M LIBOR + 0.100%, 10/25/36 (b)	18,062	13,710
5.869%, 10/25/36 (k)	318,049	303,727
5.886%, 10/25/36 (k)	318,049	303,723
Eurosail-UK plc 1.730%, 3M GBP LIBOR + 0.950%, 06/13/45 (GBP) (b)	1,979,414	2,417,812
First Horizon Alternative Mortgage Securities Trust 4.309%, 06/25/34 (b)	131,880	133,209
Great Hall Mortgages No. 1 plc
0.913%, 3M GBP LIBOR + 0.130%, 03/18/39 (GBP) (b)	160,823	193,512
0.933%, 3M GBP LIBOR + 0.150%, 06/18/38 (GBP) (b)	99,770	120,082
GreenPoint Mortgage Funding Trust
2.198%, 1M LIBOR + 0.180%, 09/25/46 (b)	553,897	530,179
2.458%, 1M LIBOR + 0.440%, 06/25/45 (b)	232,065	220,144
2.558%, 1M LIBOR + 0.540%, 11/25/45 (b)	130,991	115,708
GSR Mortgage Loan Trust
4.224%, 12/25/34 (b)	498,713	507,224
4.281%, 11/25/35 (b)	352,151	332,350
4.427%, 05/25/35 (b)	289,863	283,689
4.480%, 09/25/35 (b)	120,012	123,259
4.715%, 01/25/35 (b)	94,952	96,622
HarborView Mortgage Loan Trust
2.247%, 1M LIBOR + 0.190%, 09/19/37 (b)	31,147	30,232
2.497%, 1M LIBOR + 0.440%, 05/19/35 (b)	54,761	53,085

BHFTI-279

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
HarborView Mortgage Loan Trust
2.617%, 1M LIBOR + 0.560%, 02/19/36 (b)	119,636	$99,687
2.644%, 1M LIBOR + 0.600%, 06/20/35 (b)	309,928	308,735
Hawksmoor Mortgages plc Zero Coupon, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (b)	9,700,000	11,932,784
IndyMac INDA Mortgage Loan Trust 4.568%, 11/25/35 (b)	177,451	178,870
JPMorgan Mortgage Trust
3.716%, 07/27/37 (144A) (b)	546,413	560,457
4.256%, 08/25/35 (b)	195,963	193,097
4.264%, 09/25/35 (b)	40,759	40,503
4.484%, 07/25/35 (b)	111,122	114,759
4.497%, 06/25/35 (b)	396,233	399,652
4.508%, 07/25/35 (b)	105,853	109,394
4.577%, 08/25/35 (b)	151,883	154,481
4.683%, 02/25/35 (b)	174,428	176,319
Lehman XS Trust
2.558%, 1M LIBOR + 0.540%, 12/25/35 (b)	116,578	114,780
3.168%, 1M LIBOR + 1.150%, 12/25/37 (b)	4,814,397	4,760,948
MASTR Adjustable Rate Mortgages Trust
4.153%, 12/25/33 (b)	83,908	82,963
4.734%, 11/21/34 (b)	87,289	89,638
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.468%, 1M LIBOR + 0.440%, 12/15/30 (b)	22,977	22,447
2.728%, 1M LIBOR + 0.700%, 11/15/31 (b)	129,493	130,780
Merrill Lynch Mortgage Investors Trust
2.268%, 1M LIBOR + 0.250%, 11/25/35 (b)	3,617	3,633
3.865%, 12/25/35 (b)	108,604	100,083
National Credit Union Administration Guaranteed Notes
2.507%, 1M LIBOR + 0.450%, 10/07/20 (b)	813,170	813,522
2.617%, 1M LIBOR + 0.560%, 12/08/20 (b)	2,555,092	2,558,869
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 3.068%, 1M LIBOR + 1.050%, 04/25/35 (b)	2,000,000	2,000,702
Residential Accredit Loans, Inc.
2.318%, 1M LIBOR + 0.300%, 08/25/35 (b)	93,033	84,109
3.390%, 10/25/37 (b)	1,169,060	1,097,084
3.806%, 12M MTA + 1.360%, 09/25/45 (b)	94,580	88,930
Residential Asset Securitization Trust 6.500%, 09/25/36	332,114	228,701
Sequoia Mortgage Trust
2.244%, 1M LIBOR + 0.200%, 07/20/36 (b)	578,261	562,232
2.757%, 1M LIBOR + 0.700%, 10/19/26 (b)	30,593	30,338
Structured Adjustable Rate Mortgage Loan Trust
3.846%, 12M MTA + 1.400%, 01/25/35 (b)	73,057	71,314
4.458%, 02/25/34 (b)	86,004	87,548
Structured Asset Mortgage Investments II Trust
2.208%, 1M LIBOR + 0.190%, 06/25/36 (b)	65,686	66,057
2.228%, 1M LIBOR + 0.210%, 05/25/36 (b)	32,843	31,065
2.307%, 1M LIBOR + 0.250%, 07/19/35 (b)	101,549	100,918
2.717%, 1M LIBOR + 0.660%, 10/19/34 (b)	54,584	54,825
TBW Mortgage-Backed Trust 6.015%, 07/25/37 (k)	211,661	143,937
Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Towd Point Mortgage Funding plc 1.798%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (GBP) (b)	9,060,307	11,144,296
Wachovia Mortgage Loan Trust 2.248%, 1M LIBOR + 0.230%, 01/25/37 (b)	2,603,477	1,696,206
WaMu Mortgage Pass-Through Certificates Trust
2.655%, COFI + 1.500%, 07/25/46 (b)	495,511	479,347
2.655%, COFI + 1.500%, 11/25/46 (b)	166,332	167,022
3.216%, 12M MTA + 0.770%, 05/25/47 (b)	287,873	274,205
3.293%, 12M MTA + 0.810%, 12/25/46 (b)	66,712	67,163
3.446%, 12M MTA + 1.000%, 02/25/46 (b)	114,112	116,413
3.446%, 12M MTA + 1.000%, 08/25/46 (b)	4,006,365	3,741,442
3.646%, 12M MTA + 1.200%, 11/25/42 (b)	13,927	13,709
3.878%, 08/25/35 (b)	28,130	27,572
3.988%, 12/25/35 (b)	93,993	92,266
Wells Fargo Mortgage-Backed Securities Trust
4.843%, 11/25/34 (b)	63,597	65,264
4.912%, 03/25/36 (b)	44,859	45,225
4.922%, 09/25/34 (b)	96,130	99,640
5.220%, 04/25/36 (b)	110,492	109,562

		71,397,298

Commercial Mortgage-Backed Securities—0.7%
Bancorp Commercial Mortgage Trust 3.316%, 1M LIBOR + 1.050%, 09/15/36 (144A) (b)	5,700,000	5,703,563
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	25,000	25,278
JPMorgan Chase Commercial Mortgage Securities Trust 3.600%, 1M LIBOR + 1.450%, 12/15/31 (144A) (b)	2,000,000	1,999,988
Vornado DP LLC Trust 4.004%, 09/13/28 (144A)	7,000,000	7,060,448

		14,789,277

Total Mortgage-Backed Securities (Cost $77,926,359)		86,186,575

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,370,241

Municipals—0.0%
Tobacco Settlement Finance Authority 7.467%, 06/01/47 (Cost $661,803)	690,000	713,991

BHFTI-280

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Short-Term Investments—6.0%

Security Description	Principal Amount*	Value

Certificate of Deposit—0.6%
Barclays Bank plc 2.676%, 3M LIBOR + 0.400%, 10/25/19 (b)	14,900,000	$14,903,326

Repurchase Agreements—5.4%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/19, at 2.780%, due on 10/01/19 with a maturity value of $12,500,965; collateralized by U.S. Treasury Note at 2.625%, maturing 03/31/25, with a market value of $12,604,928.	12,500,000	12,500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19, at 2.080%, due on 10/02/19 with a maturity value of $108,706,280; collateralized by U.S. Treasury Inflation Indexed Note at 0.125%, maturing 04/15/21, with a market value of $110,882,367.	108,700,000	108,700,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $1,083,012; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $1,109,286.	1,082,988	1,082,988
JPMorgan Securities LLC Repurchase Agreement dated 09/30/19 at 2.750%, due on 10/01/19 with a maturity value of $2,600,199; collateralized by U.S. Treasury Inflation Indexed Note at 0.500%, maturing 01/15/28, with a market value of $2,666,370.	2,600,000	2,600,000

		124,882,988

Total Short-Term Investments (Cost $139,782,988)		139,786,314

Total Purchased Options—0.0% (l) (Cost $870,779)		845,680

Total Investments—159.0% (Cost $3,670,019,939)		3,655,674,305
Other assets and liabilities (net)—(59.0)%		(1,356,722,053)

Net Assets—100.0%		$2,298,952,252

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2019, the value of securities pledged amounted to $293,078.
(e)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of September 30, 2019, the value of securities pledged amounted to $11,887,027.
(f)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of September 30, 2019, the market value of securities pledged was $4,258,454.
(g)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $6,638,726.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2019, the market value of securities pledged was $8,099,680.
(j)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $6,726,867, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(k)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(m)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $198,075,474, which is 8.6% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Duke Energy Corp., 2.675%, 05/14/21	05/14/18	$6,700,000	$6,700,000	$6,726,867

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	27,219,000	CBNA	10/02/19	USD	18,419,097	$(47,630)
BRL	43,452,486	CSI	10/02/19	USD	10,434,273	23,732
BRL	43,452,486	DBAG	10/02/19	USD	10,441,293	16,711
BRL	43,452,486	CSI	11/04/19	USD	10,381,547	52,350
CAD	10,655,000	CBNA	10/02/19	USD	8,043,331	(772)
COP	36,394,291,250	CBNA	10/15/19	USD	11,373,998	(921,810)

BHFTI-281

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,576,000	BNP	10/02/19	USD	1,752,055	$(34,293)
EUR	3,371,000	BNP	10/02/19	USD	3,728,417	(54,195)
EUR	7,928,000	CBNA	10/02/19	USD	8,724,682	(83,556)
EUR	8,151,000	CBNA	10/02/19	USD	8,967,092	(82,907)
EUR	41,868,000	CBNA	10/02/19	USD	46,304,890	(670,850)
EUR	36,934,195	JPMC	10/02/19	USD	40,324,755	(68,316)
GBP	1,501,000	BBP	10/02/19	USD	1,870,647	(25,093)
GBP	17,829,000	CBNA	10/02/19	USD	21,967,120	(45,482)
IDR	163,075,788,500	BNP	12/18/19	USD	11,418,274	(23,780)
JPY	1,268,900,000	UBSA	10/02/19	USD	11,739,704	(4,213)
JPY	2,140,700,000	UBSA	10/02/19	USD	19,890,379	(91,997)
MYR	506,797	GSBU	12/18/19	USD	120,997	(86)
NZD	17,880,000	CBNA	10/02/19	USD	11,252,302	(55,847)
PEN	7,267,017	CBNA	10/09/19	USD	2,169,842	(14,512)
RUB	59,577,326	CBNA	10/17/19	USD	933,046	(16,162)
RUB	682,856,341	GSBU	11/15/19	USD	10,360,561	108,879
ZAR	84,527,398	CBNA	10/07/19	USD	5,915,930	(338,402)

Contracts to Deliver
ARS	11,619,763	JPMC	10/21/19	USD	180,824	$(7,572)
AUD	27,219,000	CBNA	10/02/19	USD	18,390,836	19,369
AUD	27,219,000	CBNA	11/04/19	USD	18,439,198	46,501
BRL	43,452,486	CSI	10/02/19	USD	10,402,798	(55,207)
BRL	43,452,486	DBAG	10/02/19	USD	10,434,273	(23,732)
BRL	15,416,000	JPMC	01/03/20	USD	4,007,383	317,491
CAD	10,655,000	BBP	10/02/19	USD	8,014,904	(27,655)
CAD	10,655,000	CBNA	11/04/19	USD	8,047,249	436
CNH	743,071	BBP	03/18/20	USD	103,764	102
COP	36,460,572,500	CBNA	11/25/19	USD	10,772,491	321,476
DKK	139,245,000	BNP	10/01/19	USD	21,235,321	907,435
DKK	44,485,000	BNP	10/01/19	USD	6,816,883	322,675
DKK	24,220,000	BNP	10/01/19	USD	3,723,867	188,075
DKK	45,005,102	CBNA	10/01/19	USD	6,897,651	327,515
DKK	45,005,000	CBNA	10/01/19	USD	6,906,375	336,254
DKK	41,670,000	GSBU	10/01/19	USD	6,396,879	313,623
DKK	36,482,278	SG	10/01/19	USD	5,601,250	275,331
DKK	374,080,000	GSBU	01/02/20	USD	55,161,655	122,533
DKK	62,365,000	UBSA	04/01/20	USD	9,762,969	526,184
DKK	3,323,000	UBSA	04/01/20	USD	518,554	26,390
EUR	58,822,195	BNP	10/02/19	USD	65,322,519	1,209,247
EUR	7,874,000	BNP	10/02/19	USD	8,665,220	82,952
EUR	22,037,000	CBNA	10/02/19	USD	24,092,195	72,960
EUR	3,174,000	CBNA	10/02/19	USD	3,485,189	25,687
EUR	7,921,000	GSBU	10/02/19	USD	8,659,961	26,465
EUR	36,934,195	JPMC	11/04/19	USD	40,423,554	67,023
GBP	136,683,000	CBNA	10/02/19	USD	166,801,386	(1,257,131)
GBP	1,375,000	CBNA	10/02/19	USD	1,711,786	21,156
GBP	1,328,000	CBNA	10/02/19	USD	1,618,363	(14,478)
GBP	1,147,000	CBNA	10/02/19	USD	1,399,790	(10,504)
GBP	16,444,000	JPMC	10/02/19	USD	20,254,483	35,770
GBP	111,628,059	BBP	11/04/19	USD	137,631,961	195,548
GBP	26,018,941	CBNA	11/04/19	USD	32,061,455	26,947
JPY	3,409,600,000	UBSA	10/02/19	USD	32,318,483	784,611
JPY	2,140,700,000	UBSA	11/05/19	USD	19,935,742	93,446
KRW	13,678,189,410	CBNA	12/18/19	USD	11,492,345	31,312
MXN	45,741,550	BBP	10/09/19	USD	2,335,361	20,212
MXN	52,418,000	JPMC	01/22/20	USD	2,608,315	(2,256)

BHFTI-282

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NZD	17,880,000	CBNA	10/02/19	USD	11,347,785	$151,330
NZD	17,880,000	CBNA	11/04/19	USD	11,260,710	56,030
PEN	7,267,017	BNP	10/09/19	USD	2,158,563	3,233
PEN	7,267,017	CBNA	01/10/20	USD	2,161,259	14,076
SGD	7,931,254	BNP	12/18/19	USD	5,748,410	4,877
TWD	194,476,680	BNP	11/21/19	USD	6,217,683	(68,487)
TWD	83,639,000	JPMC	11/21/19	USD	2,673,454	(30,052)
TWD	79,182,000	JPMC	11/21/19	USD	2,523,327	(36,113)

Net Unrealized Appreciation						$3,062,854

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-BTP Futures, Strike EUR 172.00	11/22/19	5	EUR	50	$(3)
Call Options on Euro-Bobl Futures, Strike EUR 141.00	11/22/19	75	EUR	375	(42)
Call Options on Euro-OAT Futures, Strike EUR 200.00	11/22/19	835	EUR	8,350	(464)
Call Options on Euro-Schatz Futures, Strike EUR 114.70	10/25/19	596	EUR	2,980	(331)
Call Options on Euro-Schatz Futures, Strike EUR 114.90	11/22/19	2,493	EUR	12,465	(1,386)
Call Options on Euro-Schatz Futures, Strike EUR 115.00	11/22/19	1,765	EUR	8,825	(981)
Euro-BTP Futures	12/06/19	937	EUR	105,590,530	(104,587)
Euro-Bund Futures	12/06/19	670	EUR	116,747,500	(1,243,104)
Put Options on Euro-Bund Futures, Strike EUR 151.00	11/22/19	637	EUR	6,370	(354)
Put Options on Euro-Bund Futures, Strike EUR 162.50	11/22/19	292	EUR	2,920	(162)
Put Options on Euro-Bund Futures, Strike EUR 173.00	10/25/19	332	EUR	116,200	12,178
U.S. Treasury Note 10 Year Futures	12/19/19	1,047	USD	136,437,188	(1,367,421)
U.S. Treasury Note 2 Year Futures	12/31/19	99	USD	21,334,500	19,467

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/16/19	(57)	AUD	(8,398,910)	(33,238)
Australian 3 Year Treasury Bond Futures	12/16/19	(117)	AUD	(13,535,831)	(33,348)
Call Options on Euro-Bund Futures, Strike EUR 173.00	11/22/19	(44)	EUR	(84,920)	(26,881)
Call Options on Euro-Bund Futures, Strike EUR 175.00	11/22/19	(123)	EUR	(100,860)	(2,868)
Call Options on Euro-Bund Futures, Strike EUR 176.00	11/22/19	(92)	EUR	(44,160)	149,379
Call Options on Euro-Bund Futures, Strike EUR 178.50	11/22/19	(166)	EUR	(18,260)	97,581
Euro-BTP Futures	12/06/19	(5)	EUR	(729,200)	(2,730)
Euro-Bobl Futures	12/06/19	(75)	EUR	(10,173,750)	80,850
Euro-Buxl 30 Year Bond Futures	12/06/19	(24)	EUR	(5,220,000)	23,006
Euro-OAT Futures	12/06/19	(786)	EUR	(133,863,660)	2,048,001
Euro-Schatz Futures	12/06/19	(4,854)	EUR	(545,249,820)	1,572,723
Japanese Government 10 Year Bond Futures	12/13/19	(17)	JPY	(2,635,340,000)	6,881
Put Options on Euro-Bund Futures, Strike EUR 170.50	10/25/19	(332)	EUR	(16,600)	12,882
Put Options on Euro-Bund Futures, Strike EUR 173.00	11/22/19	(44)	EUR	(29,920)	31,170
Put Options on Euro-Bund Futures, Strike EUR 175.00	11/22/19	(123)	EUR	(193,110)	40,206
Put Options on Euro-Bund Futures, Strike EUR 176.00	11/22/19	(92)	EUR	(205,160)	(48,218)
Put Options on Euro-Schatz Futures, Strike EUR 112.20	11/22/19	(546)	EUR	(19,110)	30,311
U.S. Treasury Long Bond Futures	12/19/19	(533)	USD	(86,512,563)	1,572,571
U.S. Treasury Note 5 Year Futures	12/31/19	(1,502)	USD	(178,960,954)	727,272
U.S. Treasury Ultra Long Bond Futures	12/19/19	(48)	USD	(9,211,500)	324,189
United Kingdom Long Gilt Bond Futures	12/27/19	(560)	GBP	(75,174,400)	(434,785)

Net Unrealized Appreciation					$3,447,764

BHFTI-283

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Purchased Options

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized (Depreciation)
Put - OTC - 5-Year CDS	1.200%	CSI	CDX.NA.IG.32	Buy	10/16/19	26,500,000	USD	26,500,000	$2,650	$337	$(2,313)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount	Premiums Paid	Market Value	Unrealized (Depreciation)
Call - U.S. Treasury Bond Futures	USD	198.000	11/22/19	396	USD 396,000	$3,406	$396	$(3,010)
Call - U.S. Treasury Bond Futures	USD	215.000	11/22/19	39	USD 39,000	335	39	(296)
Call - U.S. Treasury Note 5 Year Futures	USD	132.000	11/22/19	283	USD 283,000	2,434	283	(2,151)
Call - U.S. Treasury Note 5-Year Futures	USD	131.500	11/22/19	432	USD 432,000	3,715	432	(3,283)
Call - U.S. Treasury Note 5-Year Futures	USD	131.000	11/22/19	398	USD 398,000	3,423	398	(3,025)
Call - U.S. Treasury Note 5-Year Futures	USD	126.500	11/22/19	286	USD 286,000	2,460	286	(2,174)
Call - U.S. Treasury Note 5-Year Futures	USD	127.500	11/22/19	88	USD 88,000	757	88	(669)
Put - U.S. Treasury Note 10 Year Futures	USD	115.000	11/22/19	605	USD 605,000	5,203	605	(4,598)
Put - U.S. Treasury Note 10 Year Futures	USD	116.000	11/22/19	397	USD 397,000	3,414	397	(3,017)
Put - U.S. Treasury Note 10 Year Futures	USD	117.000	11/22/19	200	USD 200,000	1,720	200	(1,520)
Put - U.S. Treasury Note 10 Year Futures	USD	115.500	11/22/19	36	USD 36,000	310	36	(274)
Put - U.S. Treasury Note 10 Year Futures	USD	116.500	11/22/19	8	USD 8,000	69	8	(61)
Put - U.S. Treasury Note 2 Year Futures	USD	104.500	11/22/19	85	USD 170,000	731	85	(646)

Totals						$27,977	$3,253	$(24,724)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Call - OTC - 1 Yr. IRS	1.500%	DBAG	3M LIBOR	Pay	03/10/20	300,540,000	USD	300,540,000	$426,990	$427,879	$889
Call - OTC - 1 Yr. IRS	1.500%	CBNA	3M LIBOR	Pay	03/10/20	290,940,000	USD	290,940,000	413,162	414,211	1,049

Totals									$840,152	$842,090	$1,938

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Cap - CPALEMU Index	100.151	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(395,798)	$(7,692)	$388,106
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	—	254,625
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	—	19,460
Floor - OTC CPURNSA Index	200.000	MSCS	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	01/02/20	(146,700,000)	USD	(146,700,000)	(113,692)	(93,423)	20,269
Floor - OTC CPURNSA Index	216.687	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(46,900,000)	USD	(46,900,000)	(418,240)	(1)	418,239
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(4,600,000)	USD	(4,600,000)	(59,340)	(1)	59,339
Floor - OTC YOY CPURNSA Index	233.916	JPMC	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/20	(33,500,000)	USD	(33,500,000)	(378,550)	—	378,550
Floor - OTC YOY CPURNSA Index	238.643	JPMC	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/20	(14,900,000)	USD	(14,900,000)	(275,009)	(2,533)	272,476

Totals								$(1,914,714)	$(103,650)	$1,811,064

BHFTI-284

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 30 Yr. IRS	0.000%	GSBU	6M EURIBOR	Receive	12/13/19	(100,000)	EUR	(100,000)	$(2,889)	$(1,785)	$1,104
Call - OTC - 30 Yr. IRS	0.000%	BBP	6M EURIBOR	Receive	12/13/19	(1,500,000)	EUR	(1,500,000)	(42,189)	(26,776)	15,413
Call - OTC - 30 Yr. IRS	0.000%	DBAG	6M EURIBOR	Receive	12/13/19	(5,200,000)	EUR	(5,200,000)	(118,190)	(92,824)	25,366
Call - OTC - 30 Yr. IRS	0.250%	GSBU	6M EURIBOR	Receive	12/13/19	(8,000,000)	EUR	(8,000,000)	(199,092)	(365,097)	(166,005)
Call - OTC - 5 Yr. IRS	1.404%	CBNA	3M LIBOR	Receive	03/10/20	(61,130,000)	USD	(61,130,000)	(432,529)	(489,144)	(56,615)
Call - OTC - 5 Yr. IRS	1.404%	DBAG	3M LIBOR	Receive	03/10/20	(63,160,000)	USD	(63,160,000)	(437,262)	(505,387)	(68,125)

Totals									$(1,232,151)	$(1,481,013)	$(248,862)

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5-Year CDS	0.475%	BNP	ITRX.EUR.32	Buy	01/15/20	(1,800,000)	EUR	(1,800,000)	$(1,061)	$(1,165)	$(104)
Call - OTC - 5-Year CDS	0.475%	DBAG	ITRX.EUR.32	Buy	01/15/20	(3,700,000)	EUR	(3,700,000)	(2,025)	(2,394)	(369)
Put - OTC - 5-Year CDS	0.900%	BBP	CDX.NA.IG.32	Sell	11/20/19	(2,900,000)	USD	(2,900,000)	(3,596)	(381)	3,215
Put - OTC - 5-Year CDS	0.900%	BNP	CDX.NA.IG.32	Sell	11/20/19	(2,700,000)	USD	(2,700,000)	(3,456)	(509)	2,947
Put - OTC - 5-Year CDS	0.900%	DBAG	CDX.NA.IG.32	Sell	11/20/19	(2,800,000)	USD	(2,800,000)	(3,492)	(528)	2,964
Put - OTC - 5-Year CDS	0.850%	GSI	CDX.NA.IG.32	Sell	11/20/19	(3,900,000)	USD	(3,900,000)	(5,776)	(915)	4,861
Put - OTC - 5-Year CDS	0.900%	GSI	CDX.NA.IG.32	Sell	11/20/19	(5,000,000)	USD	(5,000,000)	(6,400)	(943)	5,457
Put - OTC - 5-Year CDS	0.800%	BNP	ITRX.EUR.32	Sell	01/15/20	(1,800,000)	EUR	(1,800,000)	(2,457)	(2,166)	291
Put - OTC - 5-Year CDS	0.800%	DBAG	ITRX.EUR.32	Sell	01/15/20	(3,700,000)	EUR	(3,700,000)	(5,466)	(4,452)	1,014

Totals									$(33,729)	$(13,453)	$20,276

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 10-Year Futures	USD 130.000	10/25/19	(203)	USD	(203,000)	$(161,564)	$(171,281)	$(9,717)
Put - U.S. Treasury Note 10-Year Futures	USD 130.000	10/25/19	(203)	USD	(203,000)	(183,766)	(107,844)	75,922

Totals						$(345,330)	$(279,125)	$66,205

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	$542,863	$3,534	$539,329
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	165,710	—	165,710
Pay	12M CPURNSA	Annually	2.335%	Annually	02/05/28	USD	13,090,000	427,643	28,402	399,241
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	424,184	(1,137)	425,321
Pay	12M FRCPXT	Annually	1.910%	Annually	01/15/38	EUR	350,000	73,244	2,830	70,414
Pay	12M HICP	Maturity	1.243%	Maturity	08/15/39	EUR	2,590,000	19,285	—	19,285
Pay	12M HICP	Maturity	1.387%	Maturity	08/15/49	EUR	1,270,000	37,650	—	37,650
Pay	12M HICP	Annually	1.535%	Annually	03/15/28	EUR	370,000	25,106	—	25,106
Pay	12M HICP	Maturity	1.570%	Maturity	03/15/39	EUR	590,000	59,923	—	59,923
Pay	12M HICP	Maturity	1.620%	Maturity	05/15/28	EUR	1,670,000	129,637	105	129,532
Pay	12M HICP	Maturity	1.945%	Maturity	11/15/48	EUR	1,230,000	392,652	—	392,652
Pay	12M HICP	Maturity	1.946%	Maturity	03/15/48	EUR	2,100,000	673,391	5,192	668,199
Pay	12M HICP	Maturity	1.950%	Maturity	11/15/48	EUR	2,040,000	656,910	6,761	650,149
Pay	12M UKRPI	Maturity	3.140%	Maturity	04/15/31	GBP	600,000	(72,840)	(63,551)	(9,289)
Pay	12M UKRPI	Annually	3.300%	Annually	12/15/30	GBP	4,500,000	(287,393)	(213,641)	(73,752)
Pay	12M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	12,100,000	(518,911)	113,664	(632,575)
Pay	12M UKRPI	Maturity	3.350%	Maturity	05/15/30	GBP	10,300,000	(269,971)	(54,185)	(215,786)

BHFTI-285

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M UKRPI	Annually	3.358%	Annually	04/15/35	GBP	2,900,000	$(54,035)	$(64,562)	$10,527
Pay	12M UKRPI	Annually	3.400%	Annually	06/15/30	GBP	15,300,000	(258,375)	64,254	(322,629)
Pay	12M UKRPI	Annually	3.470%	Annually	09/15/32	GBP	7,240,000	(213,148)	(23,095)	(190,053)
Pay	12M UKRPI	Annually	3.500%	Annually	09/15/33	GBP	1,040,000	(22,463)	758	(23,221)
Pay	12M UKRPI	Maturity	3.530%	Maturity	10/15/31	GBP	580,000	(12,833)	15,822	(28,655)
Pay	12M UKRPI	Maturity	3.572%	Maturity	05/15/34	GBP	1,230,000	(21,624)	—	(21,624)
Pay	12M UKRPI	Maturity	3.579%	Maturity	10/15/33	GBP	2,400,000	15,717	—	15,717
Pay	12M UKRPI	Maturity	3.580%	Maturity	06/15/39	GBP	2,120,000	79,470	2,114	77,356
Pay	12M UKRPI	Maturity	3.590%	Maturity	06/15/39	GBP	2,200,000	92,114	—	92,114
Pay	12M UKRPI	Maturity	3.600%	Maturity	06/15/39	GBP	8,250,000	381,659	(1,833)	383,492
Pay	12M UKRPI	Maturity	3.850%	Maturity	09/15/24	GBP	13,900,000	17,059	(1,902)	18,961
Pay	3M LIBOR	Quarterly	1.843%	Semi-Annually	02/24/25	USD	57,350,000	1,054,825	—	1,054,825
Receive	12M CPURNSA	Maturity	1.445%	Maturity	09/09/21	USD	22,380,000	34,268	—	34,268
Receive	12M CPURNSA	Maturity	1.592%	Maturity	09/20/21	USD	28,400,000	(50,849)	(2,327)	(48,522)
Receive	12M CPURNSA	Annually	1.550%	Annually	07/26/21	USD	7,500,000	135,294	253,846	(118,552)
Receive	12M CPURNSA	Annually	1.603%	Annually	09/12/21	USD	5,870,000	78,486	176,800	(98,314)
Receive	12M CPURNSA	Maturity	1.816%	Maturity	05/13/21	USD	2,800,000	(9,061)	—	(9,061)
Receive	12M CPURNSA	Maturity	1.875%	Maturity	03/14/21	USD	13,000,000	(40,660)	—	(40,660)
Receive	12M CPURNSA	Maturity	1.927%	Maturity	03/18/21	USD	10,200,000	(41,377)	—	(41,377)
Receive	12M CPURNSA	Maturity	1.998%	Maturity	03/22/21	USD	48,250,000	(258,383)	—	(258,383)
Receive	12M CPURNSA	Annually	2.021%	Annually	11/25/20	USD	10,400,000	(34,271)	—	(34,271)
Receive	12M CPURNSA	Annually	2.027%	Annually	11/23/20	USD	11,000,000	(37,494)	—	(37,494)
Receive	12M CPURNSA	Annually	2.069%	Annually	07/15/22	USD	4,500,000	(57,921)	—	(57,921)
Receive	12M CPURNSA	Annually	2.210%	Annually	02/05/23	USD	25,780,000	(673,356)	—	(673,356)
Receive	12M CPURNSA	Annually	2.263%	Annually	04/27/23	USD	13,492,000	(437,519)	(2,800)	(434,719)
Receive	12M FRCPXT	Annually	1.000%	Annually	04/15/20	EUR	1,190,000	(2,322)	—	(2,322)
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	10,500,000	(161,765)	(4,076)	(157,689)
Receive	12M FRCPXT	Annually	1.160%	Annually	08/15/20	EUR	530,000	(4,934)	183	(5,117)
Receive	12M FRCPXT	Annually	1.345%	Annually	06/15/21	EUR	4,900,000	(82,246)	—	(82,246)
Receive	1D FEDRC	Annually	2.000%	Annually	12/15/47	USD	9,630,000	(1,150,353)	22,083	(1,172,436)
Receive	1D FEDRC	Annually	2.428%	Annually	12/20/47	USD	2,000,000	(438,490)	—	(438,490)
Receive	1D FEDRC	Annually	2.478%	Annually	12/20/47	USD	4,834,000	(1,116,796)	17,887	(1,134,683)
Receive	1D FEDRC	Annually	2.499%	Annually	12/20/47	USD	1,590,000	(375,239)	—	(375,239)
Receive	12M CPURNSA	Maturity	1.425%	Maturity	08/06/20	USD	8,100,000	2,116	—	2,116
Receive	1M UKRPI	Maturity	3.598%	Maturity	09/15/34	GBP	15,220,000	43,100	9,513	33,587
Receive	3M LIBOR	Semi-Annually	1.750%	Quarterly	09/12/29	USD	120,200,000	(588,587)	277,248	(865,835)
Receive	3M LIBOR	Semi-Annually	1.850%	Quarterly	07/27/26	USD	13,350,000	(244,915)	—	(244,915)
Receive	3M LIBOR	Semi-Annually	2.000%	Quarterly	07/27/26	USD	54,110,000	(1,375,581)	1,487,733	(2,863,314)
Receive	3M LIBOR	Semi-Annually	2.150%	Quarterly	06/19/48	USD	2,410,000	(241,203)	—	(241,203)
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	06/20/28	USD	28,730,000	(1,662,335)	1,593,677	(3,256,012)
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	12/11/49	USD	8,300,000	(1,067,012)	(32,366)	(1,034,646)
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	03/12/50	USD	3,900,000	(502,615)	(11,770)	(490,845)
Receive	3M LIBOR	Semi-Annually	2.400%	Quarterly	12/07/26	USD	12,100,000	(523,772)	137,159	(660,931)
Receive	3M LIBOR	Semi-Annually	2.750%	Quarterly	12/19/48	USD	300,000	(73,167)	8,036	(81,203)
Receive	3M NZDBB	Semi-Annually	3.250%	Quarterly	03/21/28	NZD	8,400,000	(909,629)	25,634	(935,263)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	(230,785)	(14,261)	(216,524)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	(128,115)	(6,734)	(121,381)

Totals								$(8,690,039)	$3,754,995	$(12,445,034)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(1)
Receive	12M CPURNSA	Maturity	2.560%	Maturity	05/08/23	DBAG	USD	12,300,000	$(1,475,301)	$—	$(1,475,301)

BHFTI-286

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.31	(5.000%)	Quarterly	12/20/23	2.929%	USD	9,216,000	$(723,115)	$(446,612)	$(276,503)
CDX.NA.HY.32	(5.000%)	Quarterly	06/20/24	3.275%	USD	45,738,000	(3,262,126)	(3,275,069)	12,943
CDX.NA.HY.33	(5.000%)	Quarterly	12/20/24	0.000%	USD	1,300,000	(87,200)	(87,438)	238

Totals							$(4,072,441)	$(3,809,119)	$(263,322)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 0.625%, due 03/05/20	1.000%	Quarterly	12/20/20	0.156%	EUR	890,000	$10,176	$14,752	$(4,576)
Deutsche Bank AG 5.125%, due 08/31/17	1.000%	Quarterly	12/20/19	0.534%	EUR	400,000	457	373	84
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/20	0.393%	USD	500,000	3,702	(7,291)	10,993
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.980%	USD	1,000,000	796	(46,250)	47,046

Totals							$15,131	$(38,416)	$53,547

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Mexico Government International Bonds 4.150%, due 3/28/27	(1.000%)	Quarterly	12/20/23	BNP	0.922%	USD	3,450,000	$(10,796)	$30,381	$(41,177)
Mexico Government International Bonds 4.150%, due 3/28/27	(1.000%)	Quarterly	12/20/23	BBP	0.922%	USD	1,500,000	(4,694)	13,073	(17,767)
Mexico Government International Bonds 4.150%, due 3/28/27	(1.000%)	Quarterly	12/20/23	GSI	0.922%	USD	8,350,000	(26,130)	64,376	(90,506)

Totals								$(41,620)	$107,830	$(149,450)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019 (b)	Notional Amount (c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
CMBX.NA.AAA.8	0.500%	Monthly	10/17/57	DBAG	0.234%	USD	7,900,000	$101,106	$(496,449)	$597,555
CMBX.NA.AAA.8	0.500%	Monthly	10/17/57	GSI	0.234%	USD	900,000	11,519	(46,593)	58,112

Totals								$112,625	$(543,042)	$655,667

Cash in the amount of $6,534,000 has been received at the custodian bank as collateral for OTC swap contracts and forward foreign currency exchange contracts.

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-287

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services, LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(ARLLMON)—	Argentina Blended Historical Policy Rate
(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(COFI)—	11th District Cost of Fund Index
(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FEDRC)—	U.S. Federal Funds Rate Compounded
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(UKRPI)—	United Kingdom Retail Price Index

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CDS)—	Credit Default Swap
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit
(YOY)—	Year-Over-Year Option

BHFTI-288

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,764,870,498	$—	$2,764,870,498
Total Corporate Bonds & Notes*	—	260,041,054	—	260,041,054
Total Foreign Government*	—	245,738,128	—	245,738,128
Total Asset-Backed Securities*	—	156,121,824	—	156,121,824
Total Mortgage-Backed Securities*	—	86,186,575	—	86,186,575
Total Convertible Preferred Stock*	1,370,241	—	—	1,370,241
Total Municipals*	—	713,991	—	713,991
Total Short-Term Investments*	—	139,786,314	—	139,786,314
Purchased Options
Credit Default Swaptions at Value	—	337	—	337
Options on Exchange-Traded Futures at Value	3,253	—	—	3,253
Interest Rate Swaptions at Value	—	842,090	—	842,090
Total Purchased Options	$3,253	$842,427	$—	$845,680
Total Investments	$1,373,494	$3,654,300,811	$—	$3,655,674,305

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,175,944	$—	$7,175,944
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,113,090)	—	(4,113,090)
Total Forward Contracts	$—	$3,062,854	$—	$3,062,854
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,748,667	$—	$—	$6,748,667
Futures Contracts (Unrealized Depreciation)	(3,300,903)	—	—	(3,300,903)
Total Futures Contracts	$3,447,764	$—	$—	$3,447,764
Written Options
Credit Default Swaptions at Value	$—	$(13,453)	$—	$(13,453)
Inflation Capped Options at Value	—	(103,650)	—	(103,650)
Interest Rate Swaptions at Value	—	(1,481,013)	—	(1,481,013)
Options on Exchange-Traded Futures Contracts at Value	(279,125)	—	—	(279,125)
Total Written Options	$(279,125)	$(1,598,116)	$—	$(1,877,241)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$5,376,778	$—	$5,376,778
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(18,031,587)	—	(18,031,587)
Total Centrally Cleared Swap Contracts	$—	$(12,654,809)	$—	$(12,654,809)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$112,625	$—	$112,625
OTC Swap Contracts at Value (Liabilities)	—	(1,516,921)	—	(1,516,921)
Total OTC Swap Contracts	$—	$(1,404,296)	$—	$(1,404,296)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-289

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—81.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—50.6%
Fannie Mae 10 Yr. Pool
3.000%, 12/01/20	15,076	$15,409
3.000%, 02/01/21	56,992	58,250
3.000%, 08/01/21	52,271	53,425
3.000%, 11/01/21	16,217	16,575
3.000%, 03/01/22	79,722	81,482
3.000%, 05/01/22	283,395	289,652
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	345,033	353,923
3.000%, 06/01/30	12,284,844	12,677,654
3.500%, 10/01/26	138,668	144,205
3.500%, 07/01/29	136,341	142,286
4.000%, 06/01/24	3,214	3,343
4.000%, 02/01/25	254,554	265,272
4.000%, 06/01/25	71,490	74,431
4.000%, 08/01/25	45,881	47,795
4.000%, 12/01/25	78,445	81,626
4.000%, 02/01/26	81,115	84,560
4.000%, 03/01/26	15,374	16,062
4.000%, 06/01/26	13,584	14,129
4.500%, 02/01/23	59,047	60,887
4.500%, 03/01/23	87,839	91,198
4.500%, 05/01/23	12,178	12,574
4.500%, 06/01/23	827	861
4.500%, 04/01/24	22,025	22,933
4.500%, 05/01/24	79,640	82,877
4.500%, 08/01/24	14,756	15,361
4.500%, 10/01/24	116,885	121,732
4.500%, 11/01/24	30,516	31,757
4.500%, 02/01/25	189,988	198,554
4.500%, 03/01/25	145,475	152,573
4.500%, 04/01/25	138,909	145,850
4.500%, 05/01/25	288,009	301,014
4.500%, 06/01/25	21,462	22,485
4.500%, 07/01/25	1,141,954	1,198,836
4.500%, 08/01/25	18,308	18,939
4.500%, 09/01/25	78,363	81,977
4.500%, 11/01/25	66,313	69,551
4.500%, 04/01/26	6,657	6,986
4.500%, 01/01/27	16,001	16,565
5.500%, 09/01/20	820	824
5.500%, 12/01/20	8	8
5.500%, 03/01/22	38,713	39,470
5.500%, 04/01/22	24,796	25,275
5.500%, 07/01/22	35,087	35,856
5.500%, 09/01/22	7,534	7,631
5.500%, 10/01/22	103,176	106,110
5.500%, 11/01/22	20,669	21,216
5.500%, 12/01/22	19,622	20,078
5.500%, 02/01/23	44,895	46,192
5.500%, 03/01/23	5,491	5,687
5.500%, 07/01/23	3,466	3,551
5.500%, 08/01/23	15,520	16,142
5.500%, 10/01/23	28,158	29,180
5.500%, 12/01/23	9,158	9,421
5.500%, 01/01/24	3,599	3,745

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool
5.500%, 03/01/24	20,097	20,860
5.500%, 09/01/24	7,522	7,548
5.500%, 01/01/25	290,315	302,421
5.500%, 05/01/25	14,104	14,650
Fannie Mae 20 Yr. Pool
4.000%, 04/01/29	33,485	35,135
4.000%, 05/01/29	120,491	124,969
4.000%, 03/01/30	68,465	72,521
4.000%, 05/01/30	104,086	110,250
4.000%, 08/01/30	84,682	89,660
4.000%, 09/01/30	60,360	63,937
4.000%, 10/01/30	2,556	2,707
4.000%, 11/01/30	302,535	320,437
4.000%, 12/01/30	40,701	43,115
4.000%, 06/01/31	6,464	6,847
4.000%, 09/01/31	153,621	162,734
4.000%, 11/01/31	15,095	15,672
4.500%, 01/01/25	3,960	4,164
4.500%, 04/01/31	27,728	29,804
5.500%, 06/01/27	5,245	5,669
5.500%, 12/01/27	56,406	60,998
5.500%, 03/01/28	26,867	29,059
5.500%, 04/01/28	45,284	48,957
5.500%, 05/01/28	35,833	38,758
5.500%, 10/01/28	11,832	12,785
5.500%, 12/01/28	4,876	5,268
5.500%, 01/01/29	78,217	84,512
5.500%, 07/01/29	45,952	49,706
5.500%, 10/01/29	152,341	164,797
5.500%, 04/01/30	77,631	83,978
6.000%, 06/01/26	5,163	5,704
6.000%, 07/01/26	42,074	46,481
6.000%, 08/01/26	8,063	8,908
6.000%, 12/01/26	7,184	7,937
6.000%, 10/01/28	24,893	27,487
Fannie Mae 30 Yr. Pool
3.000%, 08/01/49	7,278,338	7,411,229
4.000%, 05/01/34	80,049	83,136
4.000%, 05/01/35	72,361	75,409
4.000%, 01/01/41	473,486	505,925
4.000%, 03/01/41	277,508	292,438
4.000%, 05/01/41	327,724	350,166
4.000%, 05/01/42	110,890	117,265
4.000%, 12/01/43	492,465	525,641
4.000%, 06/01/48	309,971	321,984
4.000%, 09/01/48	14,000,218	14,570,977
4.000%, 10/01/48	8,293,128	8,630,642
4.500%, 04/01/39	757,622	820,048
4.500%, 05/01/39	61,342	66,427
4.500%, 06/01/39	23,834	25,850
4.500%, 08/01/39	19,686	21,320
4.500%, 12/01/39	6,679	7,268
4.500%, 05/01/40	27,924	30,258
4.500%, 09/01/40	27,321	29,604
4.500%, 10/01/40	207,009	217,926

BHFTI-290

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 12/01/40	44,077	$47,756
4.500%, 02/01/41	159,026	172,014
4.500%, 05/01/41	15,520	16,819
4.500%, 06/01/41	10,340	11,206
4.500%, 07/01/41	9,026	9,687
4.500%, 09/01/41	495,602	522,603
4.500%, 10/01/41	117,737	127,600
4.500%, 03/01/42	29,952	32,146
4.500%, 06/01/42	47,097	50,881
4.500%, 07/01/42	888,235	950,131
4.500%, 11/01/43	13,257	14,162
4.500%, 12/01/47	23,531,899	24,908,903
4.500%, 11/01/48	8,530,497	9,036,355
5.000%, 03/01/32	2,719	2,911
5.000%, 04/01/33	60,866	65,069
5.000%, 07/01/33	81,639	90,133
5.000%, 08/01/33	1,727	1,907
5.000%, 09/01/33	1,435	1,585
5.000%, 10/01/33	15,270	16,860
5.000%, 11/01/33	415	454
5.000%, 01/01/34	81,124	86,820
5.000%, 04/01/34	85,081	93,954
5.000%, 06/01/34	1,807	1,947
5.000%, 12/01/34	16,421	17,553
5.000%, 01/01/35	34,841	37,369
5.000%, 04/01/35	39	43
5.000%, 07/01/35	26,264	28,086
5.000%, 09/01/35	20,178	21,584
5.000%, 01/01/38	119,313	131,937
5.000%, 04/01/39	19,812	21,835
5.000%, 10/01/39	6,430	7,105
5.000%, 11/01/39	15,036	16,597
5.000%, 06/01/40	11,327	12,130
5.000%, 11/01/42	42,767	45,770
5.500%, 12/01/28	16,624	17,979
5.500%, 06/01/33	43,367	48,172
5.500%, 07/01/33	7,077	7,998
5.500%, 09/01/33	127,654	140,878
5.500%, 11/01/33	210,571	227,708
5.500%, 12/01/33	1,151	1,299
5.500%, 04/01/34	1,793	2,022
5.500%, 07/01/34	8,794	9,505
5.500%, 08/01/34	181,794	204,830
5.500%, 09/01/34	9,079	9,973
5.500%, 11/01/34	250,217	282,933
5.500%, 12/01/34	583,995	660,059
5.500%, 01/01/35	209,849	237,352
5.500%, 02/01/35	291,087	329,186
5.500%, 03/01/35	380,120	428,736
5.500%, 04/01/35	72,426	78,502
5.500%, 05/01/35	101,877	115,129
5.500%, 06/01/35	169,274	191,168
5.500%, 08/01/35	154,297	174,243
5.500%, 09/01/35	1,687,911	1,907,316
5.500%, 10/01/35	173,904	196,444

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 12/01/35	719,239	800,401
5.500%, 01/01/36	178,515	201,530
5.500%, 03/01/36	190,913	215,815
5.500%, 05/01/36	1,545	1,742
5.500%, 07/01/36	767,131	867,325
5.500%, 09/01/36	93,212	105,405
5.500%, 11/01/36	56,182	63,481
5.500%, 12/01/36	1,393	1,506
5.500%, 02/01/37	1,207	1,344
5.500%, 05/01/37	14,407	16,208
5.500%, 08/01/37	722,945	817,467
5.500%, 01/01/38	5,296	5,964
5.500%, 02/01/38	139,892	157,164
5.500%, 03/01/38	766,008	864,273
5.500%, 05/01/38	1,483,983	1,674,445
5.500%, 06/01/38	57,971	65,247
5.500%, 09/01/38	21,167	22,873
5.500%, 10/01/38	584,152	660,756
5.500%, 11/01/38	132,361	149,327
5.500%, 01/01/39	37,694	42,547
5.500%, 07/01/39	14,575	15,771
5.500%, 11/01/39	1,696,899	1,913,972
5.500%, 02/01/40	333,617	368,665
5.500%, 06/01/40	57,052	61,746
5.500%, 09/01/40	237,237	267,575
5.500%, 07/01/41	2,782,684	3,136,604
6.000%, 12/01/28	11,844	13,080
6.000%, 01/01/29	11,625	12,952
6.000%, 02/01/29	102	114
6.000%, 04/01/29	2,077	2,334
6.000%, 06/01/29	3,154	3,546
6.000%, 11/01/32	42,178	46,708
6.000%, 12/01/32	139,439	156,375
6.000%, 03/01/33	12,299	14,152
6.000%, 04/01/33	3,307	3,656
6.000%, 05/01/33	12,333	14,192
6.000%, 07/01/33	12,989	14,947
6.000%, 01/01/34	1,227	1,394
6.000%, 09/01/34	5,721	6,337
6.000%, 11/01/34	5,883	6,551
6.000%, 04/01/35	561,868	646,286
6.000%, 05/01/35	16,422	18,892
6.000%, 06/01/35	2,717	3,085
6.000%, 07/01/35	19,666	22,061
6.000%, 09/01/35	5,128	5,896
6.000%, 11/01/35	396,702	441,015
6.000%, 12/01/35	12,408	13,933
6.000%, 04/01/36	3,169	3,591
6.000%, 05/01/36	191,569	213,207
6.000%, 06/01/36	19,603	21,658
6.000%, 07/01/36	7,829	8,664
6.000%, 08/01/36	1,274,203	1,466,625
6.000%, 09/01/36	129,378	147,844
6.000%, 10/01/36	61,713	68,833
6.000%, 11/01/36	69,256	77,204

BHFTI-291

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 12/01/36	13,622	$15,084
6.000%, 01/01/37	97,617	110,792
6.000%, 02/01/37	309,073	355,747
6.000%, 04/01/37	54,524	61,971
6.000%, 05/01/37	37,026	40,945
6.000%, 07/01/37	17,043	19,583
6.000%, 08/01/37	35,635	40,219
6.000%, 11/01/37	44,596	51,162
6.000%, 02/01/38	418,531	480,642
6.000%, 03/01/38	7,446	8,571
6.000%, 08/01/38	19,712	21,945
6.000%, 09/01/38	502,872	577,695
6.000%, 10/01/38	49,740	57,258
6.000%, 11/01/38	8,044	8,889
6.000%, 01/01/39	70,781	80,765
6.000%, 04/01/39	379,465	436,820
6.000%, 07/01/39	66,481	76,523
6.000%, 08/01/39	422,172	478,331
6.000%, 05/01/40	1,923	2,126
8.000%, 10/01/25	771	841
Fannie Mae ARM Pool
3.668%, 6M LIBOR + 1.373%, 09/01/35 (b)	622,154	636,344
3.683%, 12M MTA + 1.200%, 08/01/41 (b)	210,403	207,234
3.683%, 12M MTA + 1.200%, 07/01/42 (b)	199,747	203,649
3.683%, 12M MTA + 1.200%, 08/01/42 (b)	207,652	211,819
3.683%, 12M MTA + 1.200%, 10/01/44 (b)	263,703	269,152
3.733%, 12M MTA + 1.250%, 09/01/41 (b)	590,002	601,085
3.993%, 6M LIBOR + 1.412%, 06/01/33 (b)	17,027	17,499
4.105%, 6M LIBOR + 1.605%, 08/01/36 (b)	139,631	144,667
4.142%, 6M LIBOR + 1.513%, 01/01/35 (b)	97,312	100,522
4.163%, 6M LIBOR + 1.538%, 01/01/36 (b)	43,229	45,054
4.219%, 12M LIBOR + 1.344%, 11/01/34 (b)	3,081	3,229
4.225%, COFI + 1.927%, 12/01/36 (b)	93,204	96,555
4.231%, 12M LIBOR + 1.357%, 12/01/34 (b)	368,688	381,212
4.246%, 12M MTA + 1.770%, 11/01/35 (b)	120,881	126,089
4.270%, 12M LIBOR + 1.340%, 12/01/34 (b)	618,633	639,153
4.329%, 12M LIBOR + 1.557%, 10/01/34 (b)	6,978	7,289
4.357%, 1Y H15 + 2.074%, 10/01/35 (b)	130,202	136,626
4.379%, 12M LIBOR + 1.361%, 03/01/35 (b)	19,455	20,186
4.389%, 1Y H15 + 2.166%, 11/01/35 (b)	269,930	285,694
4.400%, 1Y H15 + 1.900%, 02/01/31 (b)	124,426	125,922
4.409%, 12M LIBOR + 1.750%, 08/01/35 (b)	267,073	281,280
4.435%, 1Y H15 + 2.067%, 10/01/28 (b)	65,867	67,311
4.531%, 1Y H15 + 2.156%, 07/01/32 (b)	18,142	18,499
4.533%, 12M LIBOR + 1.670%, 11/01/34 (b)	47,692	49,726
4.535%, 12M LIBOR + 1.660%, 05/01/34 (b)	275,693	291,127
4.580%, 12M LIBOR + 1.638%, 05/01/35 (b)	31,402	32,904
4.593%, 12M LIBOR + 1.625%, 01/01/35 (b)	10,893	11,378
4.595%, 12M LIBOR + 1.595%, 11/01/35 (b)	145,723	148,627
4.598%, 1Y H15 + 2.223%, 08/01/35 (b)	142,083	149,820
4.621%, 1Y H15 + 2.215%, 09/01/31 (b)	28,802	29,894
4.625%, 12M LIBOR + 1.678%, 12/01/34 (b)	23,010	24,086
4.649%, 12M LIBOR + 1.524%, 01/01/35 (b)	24,978	26,019
4.669%, 12M LIBOR + 1.618%, 03/01/33 (b)	1,722	1,779
4.673%, 12M LIBOR + 1.548%, 01/01/35 (b)	42,517	44,365

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
4.685%, 12M LIBOR + 1.810%, 09/01/34 (b)	469,709	494,820
4.700%, 1Y H15 + 2.213%, 07/01/33 (b)	13,899	14,672
4.726%, 1Y H15 + 2.360%, 11/01/34 (b)	1,066,709	1,130,885
4.729%, 12M LIBOR + 1.638%, 02/01/35 (b)	18,856	19,779
4.733%, 12M LIBOR + 1.751%, 09/01/32 (b)	104,061	110,168
4.755%, 12M LIBOR + 1.634%, 01/01/35 (b)	34,808	36,362
4.760%, 12M LIBOR + 1.885%, 11/01/32 (b)	23,776	24,580
4.774%, 1Y H15 + 2.305%, 04/01/34 (b)	3,961	4,192
4.822%, 1Y H15 + 2.313%, 05/01/35 (b)	178,256	188,418
4.839%, 1Y H15 + 2.195%, 02/01/35 (b)	58,965	61,937
4.932%, 12M LIBOR + 1.810%, 04/01/35 (b)	58,748	61,914
5.064%, COFI + 1.718%, 09/01/34 (b)	13,177	13,953
Fannie Mae Pool
2.310%, 08/01/22	8,187,030	8,261,722
2.870%, 09/01/27	7,300,000	7,696,560
3.320%, 05/01/28	17,700,000	19,242,676
3.330%, 11/01/21	1,360,260	1,390,921
Fannie Mae REMICS (CMO)
2.441%, 1M LIBOR + 0.400%, 09/18/31 (b)	158,731	157,177
2.918%, 1M LIBOR + 0.900%, 04/25/32 (b)	49,360	50,135
4.393%, 05/25/35 (b)	519,933	547,446
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	64,375	68,216
4.000%, 09/01/30	310,470	328,982
4.000%, 10/01/30	17,701	18,757
5.500%, 04/01/21	3,149	3,403
5.500%, 12/01/22	242	261
5.500%, 03/01/23	49,330	53,306
5.500%, 06/01/26	866	937
5.500%, 08/01/26	714	772
5.500%, 06/01/27	18,678	20,188
5.500%, 12/01/27	35,181	38,031
5.500%, 01/01/28	25,865	27,989
5.500%, 02/01/28	5,679	6,140
5.500%, 05/01/28	51,494	55,725
5.500%, 06/01/28	91,590	99,117
6.000%, 03/01/21	7,545	8,335
6.000%, 01/01/22	37,636	41,577
6.000%, 10/01/22	185,729	205,177
6.000%, 04/01/23	9,437	10,426
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/40	199,719	213,490
4.500%, 04/01/34	16,382	17,712
4.500%, 06/01/35	54,007	58,546
4.500%, 04/01/41	123,932	134,287
4.500%, 10/01/41	90,675	97,485
5.500%, 03/01/32	7,469	8,076
5.500%, 01/01/33	1,087	1,208
5.500%, 05/01/33	1,158	1,303
5.500%, 08/01/33	1,373	1,551
5.500%, 10/01/33	2,400	2,656
5.500%, 01/01/34	1,283	1,418
5.500%, 09/01/34	17,243	19,028
5.500%, 01/01/35	24,656	27,901
5.500%, 07/01/35	1,381	1,563

BHFTI-292

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 10/01/35	29,775	$32,194
5.500%, 11/01/35	46,880	51,454
5.500%, 12/01/35	33,533	37,884
5.500%, 01/01/36	22,758	25,706
5.500%, 02/01/36	34,298	37,111
5.500%, 04/01/36	14,095	15,910
5.500%, 06/01/36	1,205,832	1,364,587
5.500%, 07/01/36	25,085	28,390
5.500%, 08/01/36	61,506	68,358
5.500%, 10/01/36	12,654	14,300
5.500%, 12/01/36	183,082	206,959
5.500%, 02/01/37	17,667	19,944
5.500%, 03/01/37	12,413	14,004
5.500%, 04/01/37	31,898	34,809
5.500%, 06/01/37	52,676	58,498
5.500%, 07/01/37	168,707	190,359
5.500%, 08/01/37	61,088	69,024
5.500%, 09/01/37	10,823	12,220
5.500%, 10/01/37	7,585	8,563
5.500%, 11/01/37	188,529	212,987
5.500%, 12/01/37	7,997	8,915
5.500%, 01/01/38	59,549	67,188
5.500%, 02/01/38	153,771	173,628
5.500%, 03/01/38	66,145	73,958
5.500%, 04/01/38	149,788	168,955
5.500%, 05/01/38	76,160	84,112
5.500%, 06/01/38	235,496	265,821
5.500%, 07/01/38	301,375	339,989
5.500%, 08/01/38	816,149	921,789
5.500%, 09/01/38	222,910	251,497
5.500%, 10/01/38	6,358,442	7,173,380
5.500%, 11/01/38	2,253,851	2,539,221
5.500%, 12/01/38	5,792	6,259
5.500%, 01/01/39	530,249	598,553
5.500%, 02/01/39	81,385	90,008
5.500%, 03/01/39	58,947	66,537
5.500%, 06/01/39	1,964,036	2,217,203
5.500%, 09/01/39	39,058	43,377
5.500%, 02/01/40	68,886	77,720
5.500%, 03/01/40	10,152	11,440
5.500%, 05/01/40	2,032	2,293
5.500%, 08/01/40	65,596	74,025
Freddie Mac 30 Yr. Pool
4.000%, 09/01/48	4,470,958	4,637,398
4.000%, 10/01/48	4,647,139	4,832,599
4.000%, 11/01/48	8,792,030	9,124,804
4.000%, 01/01/49	11,766,673	12,221,591
Freddie Mac ARM Non-Gold Pool
3.820%, 12M LIBOR + 1.345%, 09/01/35 (b)	117,915	122,045
4.211%, 12M LIBOR + 1.961%, 08/01/32 (b)	44,915	46,410
4.510%, 1Y H15 + 2.107%, 10/01/34 (b)	27,095	28,430
4.595%, 1Y H15 + 2.222%, 09/01/35 (b)	218,435	229,804
4.684%, 12M LIBOR + 1.677%, 01/01/35 (b)	15,212	15,913
4.685%, 12M LIBOR + 1.900%, 11/01/34 (b)	6,350	6,632
4.689%, 1Y H15 + 2.250%, 11/01/31 (b)	14,792	15,564

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
4.693%, 12M LIBOR + 1.890%, 11/01/34 (b)	18,369	19,339
4.722%, 1Y H15 + 2.465%, 01/01/29 (b)	199,720	205,783
4.722%, 12M LIBOR + 1.625%, 02/01/35 (b)	20,825	21,743
4.726%, 12M LIBOR + 1.900%, 11/01/34 (b)	14,029	14,783
4.746%, 12M LIBOR + 1.621%, 02/01/35 (b)	17,647	18,438
4.747%, 1Y H15 + 2.250%, 11/01/34 (b)	42,027	44,334
4.750%, 12M LIBOR + 1.625%, 02/01/35 (b)	7,453	7,771
4.754%, 1Y H15 + 2.250%, 06/01/35 (b)	504,442	533,255
4.795%, 12M LIBOR + 1.678%, 02/01/35 (b)	18,876	19,753
4.810%, 1Y H15 + 2.108%, 02/01/35 (b)	30,976	32,548
4.810%, 1Y H15 + 2.250%, 08/01/35 (b)	205,396	216,857
4.946%, 1Y H15 + 2.250%, 01/01/35 (b)	99,019	104,306
4.979%, 1Y H15 + 2.250%, 02/01/35 (b)	38,158	40,216
4.990%, 12M LIBOR + 1.901%, 02/01/35 (b)	26,032	27,443
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 1.372%, 08/25/22 (b) (c)	40,585,056	1,281,323
Freddie Mac REMICS (CMO)
2.278%, 1M LIBOR + 0.250%, 07/15/34 (b)	28,609	28,556
2.428%, 1M LIBOR + 0.400%, 06/15/41 (b)	7,259,858	7,262,852
3.500%, 01/15/42	26,145,447	27,846,634
4.125%, PRIME - 1.375%, 11/15/23 (b)	125,486	127,342
6.500%, 01/15/24	8,038	8,564
Freddie Mac Structured Pass-Through Securities (CMO)
3.492%, 12M MTA + 1.200%, 02/25/45 (b)	58,208	58,694
3.646%, 12M MTA + 1.200%, 10/25/44 (b)	658,492	665,604
3.846%, 12M MTA + 1.400%, 07/25/44 (b)	3,226,223	3,329,449
Ginnie Mae I 30 Yr. Pool
3.000%, TBA (a)	7,000,000	7,188,475
4.000%, TBA (a)	11,000,000	11,508,925
5.000%, 10/15/33	5,824	6,230
5.000%, 12/15/33	21,730	24,084
5.000%, 05/15/34	5,021	5,568
5.000%, 07/15/34	691	739
5.000%, 11/15/35	2,383	2,581
5.000%, 03/15/36	1,787	2,008
5.000%, 10/15/38	463,738	518,933
5.000%, 02/15/39	72,199	81,107
5.000%, 03/15/39	111,951	125,611
5.000%, 04/15/39	758,563	842,229
5.000%, 05/15/39	2,383,996	2,678,759
5.000%, 06/15/39	763,229	856,235
5.000%, 09/15/39	256,023	287,860
5.000%, 05/15/40	25,446	28,600
5.000%, 09/15/40	267,303	300,283
5.000%, 12/15/40	19,686	22,120
5.000%, 07/15/41	12,103	12,948
5.000%, 09/15/47	208,991	224,272
5.000%, TBA (a)	15,000,000	16,031,746
7.000%, 10/15/23	1,131	1,140
7.500%, 01/15/26	1,745	1,867
Ginnie Mae II 30 Yr. Pool
3.000%, TBA (a)	39,000,000	39,988,711
3.500%, TBA (a)	186,100,000	192,729,813
4.000%, 10/20/44	1,256,294	1,337,344

BHFTI-293

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 01/20/45	1,992,461	$2,119,304
4.000%, 06/20/47	15,705,082	16,445,206
4.000%, 03/20/48	9,695,551	10,136,846
4.000%, 04/20/48	2,560,577	2,663,047
4.000%, 06/20/48	9,968,800	10,367,150
4.000%, 06/20/49	10,519,466	10,963,716
4.000%, TBA (a)	374,200,000	389,078,426
4.500%, 04/20/49	12,891,919	13,487,035
4.500%, TBA (a)	166,100,000	173,529,486
5.000%, 02/20/49	6,186,078	6,528,688
5.000%, 03/20/49	3,873,662	4,094,661
5.000%, 04/20/49	8,983,068	9,498,283
5.000%, 05/20/49	5,888,639	6,248,820
5.000%, 06/20/49	2,975,232	3,157,310
5.000%, TBA (a)	134,550,000	141,787,382
Ginnie Mae II ARM Pool
3.750%, 1Y H15 + 1.500%, 08/20/27 (b)	27,448	28,393
3.750%, 1Y H15 + 1.500%, 09/20/27 (b)	51,932	52,147
3.750%, 1Y H15 + 1.500%, 07/20/29 (b)	5,577	5,788
3.750%, 1Y H15 + 1.500%, 08/20/29 (b)	5,771	5,990
3.750%, 1Y H15 + 1.500%, 09/20/29 (b)	9,299	9,370
3.750%, 1Y H15 + 1.500%, 08/20/31 (b)	1,534	1,596
3.750%, 1Y H15 + 1.500%, 07/20/32 (b)	3,736	3,779
3.750%, 1Y H15 + 1.500%, 09/20/33 (b)	31,318	32,637
3.875%, 1Y H15 + 1.500%, 04/20/22 (b)	213	213
3.875%, 1Y H15 + 1.500%, 05/20/26 (b)	8,533	8,567
3.875%, 1Y H15 + 1.500%, 06/20/27 (b)	3,041	3,142
3.875%, 1Y H15 + 1.500%, 05/20/28 (b)	3,420	3,541
3.875%, 1Y H15 + 1.500%, 04/20/29 (b)	388	388
3.875%, 1Y H15 + 1.500%, 05/20/29 (b)	5,581	5,787
3.875%, 1Y H15 + 1.500%, 04/20/30 (b)	9,504	9,862
3.875%, 1Y H15 + 1.500%, 05/20/30 (b)	17,965	18,655
3.875%, 1Y H15 + 1.500%, 06/20/30 (b)	6,426	6,672
3.875%, 1Y H15 + 1.500%, 04/20/31 (b)	6,897	6,919
3.875%, 1Y H15 + 1.500%, 04/20/32 (b)	4,491	4,538
3.875%, 1Y H15 + 1.500%, 05/20/32 (b)	7,529	7,537
4.000%, 1Y H15 + 1.500%, 02/20/22 (b)	3,432	3,449
4.000%, 1Y H15 + 1.500%, 01/20/23 (b)	5,720	5,823
4.000%, 1Y H15 + 1.500%, 02/20/26 (b)	5,250	5,378
4.000%, 1Y H15 + 1.500%, 01/20/27 (b)	2,622	2,648
4.000%, 1Y H15 + 1.500%, 02/20/27 (b)	1,456	1,462
4.000%, 1Y H15 + 1.500%, 02/20/28 (b)	7,121	7,132
4.000%, 1Y H15 + 1.500%, 03/20/28 (b)	7,704	7,768
4.000%, 1Y H15 + 1.500%, 01/20/30 (b)	20,044	20,763
4.000%, 1Y H15 + 1.500%, 03/20/32 (b)	308	320
4.000%, 1Y H15 + 1.500%, 03/20/33 (b)	2,925	3,043
4.125%, 1Y H15 + 1.500%, 11/20/26 (b)	10,136	10,199
4.125%, 1Y H15 + 1.500%, 11/20/27 (b)	8,722	8,870
4.125%, 1Y H15 + 1.500%, 10/20/28 (b)	3,629	3,613
4.125%, 1Y H15 + 1.500%, 10/20/29 (b)	3,860	3,996
4.125%, 1Y H15 + 1.500%, 10/20/30 (b)	2,429	2,441
4.125%, 1Y H15 + 1.500%, 11/20/30 (b)	22,094	22,305
4.625%, 1Y H15 + 2.000%, 10/20/31 (b)	4,883	4,912

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO)
2.569%, 1M LIBOR + 0.340%, 12/20/62 (b)	255,629	254,901
2.829%, 1M LIBOR + 0.600%, 08/20/65 (b)	3,309,285	3,306,062
2.829%, 1M LIBOR + 0.600%, 10/20/65 (b)	7,870,378	7,893,239
2.879%, 1M LIBOR + 0.650%, 06/20/66 (b)	5,808,722	5,827,852
3.079%, 1M LIBOR + 0.850%, 09/20/66 (b)	9,050,022	9,132,358
3.229%, 1M LIBOR + 1.000%, 12/20/65 (b)	22,930,271	23,255,966
3.229%, 1M LIBOR + 1.000%, 01/20/67 (b)	10,691,216	10,853,282
3.628%, 12M LIBOR + 0.800%, 09/20/67 (b)	9,805,086	9,969,744
5.236%, 09/20/66 (b)	11,552,288	12,674,887
Uniform Mortgage-Backed Securities
3.000%, TBA (a)	373,200,000	378,851,747
3.500%, TBA (a)	579,100,000	594,671,025
4.000%, TBA (a)	271,530,000	281,935,492
5.500%, TBA (a)	12,500,000	13,532,715
6.000%, TBA (a)	6,500,000	7,192,402

		2,686,477,905

U.S. Treasury—30.9%
U.S. Treasury Bonds
2.750%, 08/15/42 (d) (e)	39,000,000	43,824,727
2.750%, 11/15/42 (d) (e) (f)	63,400,000	71,193,742
2.875%, 05/15/43 (d) (e)	83,700,000	96,029,403
3.000%, 11/15/44 (d) (e) (g) (h)	50,400,000	59,241,656
3.000%, 02/15/48 (d) (e)	23,600,000	28,043,437
3.125%, 02/15/42 (d)	15,800,000	18,850,141
3.125%, 02/15/43 (d) (e)	20,000,000	23,869,531
3.125%, 08/15/44 (d) (e)	116,300,000	139,450,969
3.625%, 08/15/43 (e) (f)	21,900,000	28,264,687
3.750%, 11/15/43 (d) (e)	28,100,000	36,987,723
4.250%, 05/15/39 (d) (e)	9,600,000	13,231,125
4.375%, 11/15/39 (d) (e)	57,100,000	80,151,895
4.375%, 05/15/40 (e) (g) (h)	11,900,000	16,748,320
4.500%, 08/15/39 (d) (e)	15,100,000	21,489,777
4.625%, 02/15/40 (e)	12,800,000	18,539,500
U.S. Treasury Inflation Indexed Bonds
0.750%, 02/15/42 (i)	27,590,220	29,192,100
0.750%, 02/15/45 (h) (i) (j)	6,319,100	6,644,764
0.875%, 02/15/47 (i)	20,406,144	22,180,475
1.000%, 02/15/48 (e) (i)	32,772,285	36,811,466
1.375%, 02/15/44 (i)	6,715,002	8,050,043
U.S. Treasury Inflation Indexed Notes
0.375%, 01/15/27 (e) (i)	21,772,845	22,035,687
0.375%, 07/15/27 (i)	10,488,000	10,664,364
0.625%, 04/15/23 (i)	42,037,809	42,393,163
0.625%, 01/15/26 (e) (i)	23,538,114	24,148,824
0.750%, 07/15/28 (e) (i)	81,387,434	85,555,503
0.875%, 01/15/29 (e) (i)	128,633,196	136,717,789
1.000%, 02/15/49 (e) (i)	7,238,876	8,191,236
U.S. Treasury Notes
1.375%, 03/31/20 (d) (e) (f) (h) (k)	22,000,000	21,946,719
1.750%, 09/30/22 (f) (g) (h) (j) (k)	20,400,000	20,503,594
1.750%, 06/30/24 (e)	38,200,000	38,529,773
1.875%, 07/31/22 (e) (f) (h) (j) (k)	102,600,000	103,377,515
1.875%, 08/31/22 (f) (h) (j) (k)	31,200,000	31,463,250

BHFTI-294

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.000%, 10/31/22 (f) (g) (h) (j) (k)	3,300,000	$3,340,863
2.125%, 07/31/24 (e) (f) (k)	24,800,000	25,439,375
2.125%, 09/30/24 (e) (j)	89,200,000	91,562,407
2.250%, 11/15/24 (e) (k)	114,200,000	117,965,031
2.250%, 08/15/27 (e) (g) (h) (j)	24,360,000	25,467,619
2.625%, 02/15/29 (e)	29,260,000	31,676,236

		1,639,774,429

Total U.S. Treasury & Government Agencies (Cost $4,248,631,935)		4,326,252,334

Corporate Bonds & Notes—52.4%

Advertising—0.0%
Interpublic Group of Cos., Inc. (The) 3.750%, 10/01/21	1,400,000	1,435,172

Aerospace/Defense—0.5%
United Technologies Corp.
3.100%, 06/01/22	12,717,000	13,092,312
3.650%, 08/16/23	12,300,000	13,010,573

		26,102,885

Agriculture—1.0%
BAT Capital Corp.
2.764%, 08/15/22	15,200,000	15,344,197
3.557%, 08/15/27	3,700,000	3,720,485
BAT International Finance plc
2.750%, 06/15/20 (144A)	3,200,000	3,209,494
3.250%, 06/07/22 (144A)	3,172,000	3,240,400
Imperial Brands Finance plc
2.950%, 07/21/20 (144A)	2,200,000	2,207,976
3.125%, 07/26/24 (144A)	6,300,000	6,313,392
3.875%, 07/26/29 (144A)	12,800,000	12,902,038
Reynolds American, Inc. 6.875%, 05/01/20	4,400,000	4,515,102

		51,453,084

Airlines—0.3%
Delta Air Lines Pass-Through Trust 6.821%, 08/10/22	12,072,832	13,251,140
Latam Airlines Pass-Through Trust
4.200%, 11/15/27	2,786,693	2,850,230
4.500%, 11/15/23	1,912,347	1,910,626

		18,011,996

Auto Manufacturers—5.4%
BMW Finance NV 2.250%, 08/12/22 (144A)	13,500,000	13,511,870
BMW U.S. Capital LLC 1.850%, 09/15/21 (144A)	2,700,000	2,687,612
Daimler Finance North America LLC
2.550%, 08/15/22 (144A)	16,100,000	16,161,502

Auto Manufacturers—(Continued)
Daimler Finance North America LLC
2.875%, 03/10/21 (144A)	4,200,000	4,234,262
3.030%, 3M LIBOR + 0.880%, 02/22/22 (144A) (b)	16,100,000	16,181,218
3.400%, 02/22/22 (144A)	16,100,000	16,471,016
3.750%, 11/05/21 (144A)	3,400,000	3,495,632
FCE Bank plc 1.875%, 06/24/21 (EUR)	1,400,000	1,558,085
Ford Motor Credit Co. LLC
0.030%, 3M EURIBOR + 0.430%, 05/14/21 (EUR) (b)	2,500,000	2,701,578
3.065%, 3M LIBOR + 0.930%, 09/24/20 (b)	14,000,000	13,999,622
3.099%, 3M LIBOR + 0.810%, 04/05/21 (b)	3,200,000	3,162,523
3.157%, 08/04/20	2,300,000	2,305,697
3.200%, 01/15/21	5,000,000	5,006,560
3.367%, 3M LIBOR + 1.080%, 08/03/22 (b)	2,700,000	2,642,196
3.393%, 3M LIBOR + 1.235%, 02/15/23 (b)	13,000,000	12,604,540
4.250%, 09/20/22	3,600,000	3,685,962
5.443%, 3M LIBOR + 3.140%, 01/07/22 (b)	13,300,000	13,669,836
General Motors Financial Co., Inc.
2.450%, 11/06/20	12,100,000	12,093,886
3.150%, 01/15/20	12,300,000	12,318,294
3.200%, 07/13/20	18,300,000	18,400,586
3.414%, 3M LIBOR + 1.310%, 06/30/22 (b)	1,100,000	1,100,594
3.550%, 04/09/21	7,090,000	7,193,051
3.550%, 07/08/22	13,400,000	13,688,010
Harley-Davidson Financial Services, Inc. 3.078%, 3M LIBOR + 0.940%, 03/02/21 (144A) (b)	13,600,000	13,614,708
Toyota Motor Credit Corp. 2.934%, 3M LIBOR + 0.830%, 03/29/21 (l) (m)	5,400,000	5,400,789
Volkswagen Bank GmbH
1.875%, 01/31/24 (EUR)	4,600,000	5,284,415
2.500%, 07/31/26 (EUR)	3,000,000	3,589,316
Volkswagen Group of America Finance LLC
2.850%, 09/26/24 (144A)	13,300,000	13,370,454
3.121%, 3M LIBOR + 0.940%, 11/12/21 (144A) (b)	13,600,000	13,675,286
3.875%, 11/13/20 (144A)	2,500,000	2,540,686
4.000%, 11/12/21 (144A)	1,000,000	1,033,460
4.625%, 11/13/25 (144A)	13,600,000	14,992,455
4.750%, 11/13/28 (144A)	13,600,000	15,132,800

		287,508,501

Auto Parts & Equipment—0.0%
ZF North America Capital, Inc. 4.000%, 04/29/20 (144A)	800,000	805,207

Banks—21.2%
ABN AMRO Bank NV 3.400%, 08/27/21 (144A)	14,900,000	15,210,693
Australia & New Zealand Banking Group, Ltd. 3.300%, 05/17/21	14,400,000	14,696,035
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (n)	1,700,000	352,054
4.750%, 01/15/18 (EUR) (n)	3,100,000	641,981
Bank of America Corp.
2.749%, 3M LIBOR + 0.650%, 10/01/21 (b)	18,000,000	18,055,295
3.283%, 3M LIBOR + 1.000%, 04/24/23 (b)	18,000,000	18,141,421

BHFTI-295

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
3.550%, 3M LIBOR + 0.780%, 03/05/24 (b)	4,200,000	$4,367,822
4.125%, 01/22/24	2,130,000	2,294,609
Bank of Ireland 7.375%, 5Y EUR Swap + 6.956%, 06/18/20 (EUR) (b)	1,200,000	1,358,191
Barclays Bank plc
7.625%, 11/21/22	1,500,000	1,653,750
10.179%, 06/12/21 (144A)	17,900,000	20,018,291
Barclays plc
2.375%, 1Y GBP Swap + 1.320%, 10/06/23 (GBP) (b)	2,600,000	3,223,554
3.125%, 01/17/24 (GBP)	4,400,000	5,631,504
3.200%, 08/10/21	5,000,000	5,044,000
3.548%, 3M LIBOR + 1.380%, 05/16/24 (b)	100,000	99,496
4.291%, 3M LIBOR + 2.110%, 08/10/21 (b)	6,400,000	6,528,306
4.338%, 3M LIBOR + 1.356%, 05/16/24 (b)	700,000	731,273
4.610%, 3M LIBOR + 1.400%, 02/15/23 (b)	18,200,000	18,907,434
4.972%, 3M LIBOR + 1.902%, 05/16/29 (b)	2,000,000	2,195,048
BBVA Bancomer S.A. 6.500%, 03/10/21	1,873,000	1,952,621
BBVA U.S.A. 2.868%, 3M LIBOR + 0.730%, 06/11/21 (b)	14,400,000	14,398,581
BNP Paribas S.A.
2.950%, 05/23/22 (144A)	14,200,000	14,424,525
3.500%, 03/01/23 (144A)	14,400,000	14,864,020
BPCE S.A. 4.000%, 09/12/23 (144A)	17,000,000	17,908,334
Capital One Financial Corp.
2.716%, 3M LIBOR + 0.450%, 10/30/20 (b)	14,900,000	14,923,275
4.250%, 04/30/25	10,000,000	10,822,967
CIT Group, Inc.
4.125%, 03/09/21	11,500,000	11,701,250
5.250%, 03/07/25	11,000,000	12,003,200
Citibank N.A.
2.844%, 3M LIBOR + 0.596%, 05/20/22 (b)	13,300,000	13,436,323
3.400%, 07/23/21	14,800,000	15,159,251
Citigroup, Inc.
2.946%, 3M LIBOR + 0.690%, 10/27/22 (b)	10,600,000	10,613,462
3.236%, 3M LIBOR + 0.960%, 04/25/22 (b)	18,000,000	18,190,152
Cooperative Rabobank UA
3.875%, 09/26/23 (144A)	1,200,000	1,271,579
4.750%, 01/15/20 (144A)	1,700,000	1,712,997
5.500%, 5Y EUR Swap + 5.250%, 06/29/20 (EUR) (b)	5,000,000	5,609,865
6.625%, -1 x 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (b)	600,000	712,659
Credit Suisse Group AG
3.372%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b)	10,400,000	10,466,856
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b)	15,700,000	16,536,977
7.250%, 5Y USD Swap + 4.332%, 09/12/25 (144A) (b)	5,500,000	5,885,000
Credit Suisse Group Funding Guernsey, Ltd.
3.750%, 03/26/25	5,710,000	6,000,341
3.800%, 09/15/22	18,300,000	19,013,140
3.800%, 06/09/23	12,100,000	12,634,848
Deutsche Bank AG
2.700%, 07/13/20	17,200,000	17,164,643
3.150%, 01/22/21	8,200,000	8,181,468

Banks—(Continued)
Deutsche Bank AG
3.300%, 11/16/22	9,500,000	9,443,239
3.375%, 05/12/21	30,500,000	30,411,863
4.250%, 02/04/21	7,800,000	7,876,200
4.250%, 10/14/21	7,700,000	7,811,089
Erste Group Bank AG 8.875%, 5Y EUR Swap + 9.020%, 10/15/21 (EUR) (b)	4,600,000	5,734,160
Goldman Sachs Group, Inc. (The)
2.876%, 3M LIBOR + 0.821%, 10/31/22 (b)	13,700,000	13,858,646
3.200%, 02/23/23	15,100,000	15,508,391
3.750%, 05/22/25	5,375,000	5,692,225
HSBC Holdings plc
2.724%, 3M LIBOR + 0.600%, 05/18/21 (b)	13,900,000	13,914,311
3.033%, 3M LIBOR + 0.923%, 11/22/23 (b)	7,100,000	7,205,182
3.400%, 03/08/21	14,900,000	15,127,970
3.789%, 3M LIBOR + 1.500%, 01/05/22 (b)	11,500,000	11,715,328
4.342%, 3M LIBOR + 2.240%, 03/08/21 (b)	9,600,000	9,840,677
Industrial & Commercial Bank of China, Ltd. 2.992%, 3M LIBOR + 0.875%, 11/29/19 (b)	2,700,000	2,701,161
ING Groep NV
4.100%, 10/02/23	14,000,000	14,862,386
4.625%, 01/06/26 (144A)	7,900,000	8,739,045
JPMorgan Chase & Co.
2.755%, 3M LIBOR + 0.610%, 06/18/22 (b)	17,200,000	17,252,362
3.176%, 3M LIBOR + 0.900%, 04/25/23 (b)	8,000,000	8,045,098
3.202%, 3M LIBOR + 1.100%, 06/07/21 (b)	17,000,000	17,200,629
3.514%, 3M LIBOR + 0.610%, 06/18/22 (b)	17,200,000	17,603,345
3.797%, 3M LIBOR + 0.890%, 07/23/24 (b)	4,400,000	4,643,801
JPMorgan Chase Bank N.A. 2.607%, 3M LIBOR + 0.340%, 04/26/21 (b)	25,000,000	25,013,326
Lloyds Bank plc
3.300%, 05/07/21	12,900,000	13,122,225
7.500%, 04/02/32 (o)	13,000,000	10,648,187
Lloyds Banking Group plc
4.050%, 08/16/23	14,900,000	15,658,021
6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	3,800,000	4,259,745
7.625%, 5Y GBP Swap + 5.010%, 06/27/23 (GBP) (b)	11,400,000	15,243,340
Mitsubishi UFJ Financial Group, Inc.
2.527%, 09/13/23	13,400,000	13,513,394
3.455%, 03/02/23	17,700,000	18,319,764
Morgan Stanley
2.720%, SOFR + 1.152%, 07/22/25 (b)	15,100,000	15,274,227
3.737%, 3M LIBOR + 0.847%, 04/24/24 (b)	17,500,000	18,275,444
National Australia Bank, Ltd. 3.625%, 06/20/23	14,800,000	15,565,290
Oversea-Chinese Banking Corp., Ltd. 2.574%, 3M LIBOR + 0.450%, 05/17/21 (144A) (b)	11,500,000	11,514,030
Regions Bank 3.374%, 3M LIBOR + 0.500%, 08/13/21 (b)	14,600,000	14,727,396
Royal Bank of Scotland Group plc
2.000%, 3M EURIBOR + 2.039%, 03/08/23 (EUR) (b)	3,300,000	3,731,401
2.500%, 03/22/23 (EUR)	11,943,000	13,929,863
Santander UK Group Holdings plc 2.875%, 10/16/20	1,800,000	1,805,645
Skandinaviska Enskilda Banken AB 3.250%, 05/17/21 (144A)	14,600,000	14,840,602

BHFTI-296

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Societe Generale S.A.
2.625%, 09/16/20 (144A)	300,000	$301,634
4.250%, 09/14/23 (144A)	13,900,000	14,749,362
Standard Chartered plc
2.744%, 3M LIBOR + 1.200%, 09/10/22 (144A) (b)	13,500,000	13,513,905
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (b)	14,300,000	14,784,755
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24	12,900,000	13,046,515
2.934%, 03/09/21	15,100,000	15,234,847
Svenska Handelsbanken AB 3.350%, 05/24/21	15,000,000	15,301,504
Synchrony Bank 3.650%, 05/24/21	14,900,000	15,185,798
UBS AG
2.450%, 12/01/20 (144A)	9,700,000	9,733,201
7.625%, 08/17/22	3,600,000	4,063,320
UBS Group Funding Switzerland AG
3.000%, 04/15/21 (144A)	14,000,000	14,167,691
4.125%, 04/15/26 (144A)	10,200,000	11,096,191
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	29,700,000	34,656,633
Wells Fargo & Co.
3.000%, 02/19/25	11,200,000	11,500,244
5.889%, 3M LIBOR + 3.770%, 12/15/19 (b)	6,075,000	6,150,938
Wells Fargo Bank N.A.
2.082%, 3M LIBOR + 0.650%, 09/09/22 (b)	13,300,000	13,268,290
2.897%, 3M LIBOR + 0.610%, 05/27/22 (b)	16,100,000	16,280,782
3.325%, 3M LIBOR + 0.490%, 07/23/21 (b)	14,600,000	14,732,458

		1,123,136,167

Beverages—0.4%
Keurig Dr Pepper, Inc. 4.057%, 05/25/23	14,600,000	15,448,514
Pernod Ricard S.A.
4.250%, 07/15/22 (144A)	4,000,000	4,211,022
4.450%, 01/15/22 (144A)	1,700,000	1,783,510

		21,443,046

Building Materials—0.0%
Holcim U.S. Finance Sarl & Cie SCS 6.000%, 12/30/19 (144A)	1,500,000	1,511,863

Chemicals—0.2%
International Flavors & Fragrances, Inc. 3.400%, 09/25/20	8,200,000	8,293,671

Commercial Services—0.6%
Central Nippon Expressway Co., Ltd. 2.826%, 3M LIBOR + 0.560%, 11/02/21 (b)	2,600,000	2,601,066
Equifax, Inc. 3.600%, 08/15/21	3,645,000	3,714,583
ERAC USA Finance LLC 2.350%, 10/15/19 (144A)	10,138,000	10,138,639
PayPal Holdings, Inc. 2.400%, 10/01/24	13,300,000	13,344,177

		29,798,465

Computers—0.8%
Apple, Inc. 3.000%, 06/20/27	8,300,000	8,729,104
Dell International LLC / EMC Corp.
4.420%, 06/15/21 (144A)	17,700,000	18,250,038
5.450%, 06/15/23 (144A)	9,600,000	10,453,661
EMC Corp. 2.650%, 06/01/20	4,090,000	4,086,799

		41,519,602

Diversified Financial Services—3.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23	3,800,000	3,875,302
4.125%, 07/03/23	6,300,000	6,608,187
4.450%, 10/01/25	15,000,000	16,003,252
4.625%, 10/30/20	5,300,000	5,425,390
4.625%, 07/01/22	3,225,000	3,405,482
Air Lease Corp.
3.500%, 01/15/22	2,000,000	2,051,326
3.875%, 07/03/23	1,700,000	1,772,507
Aircastle, Ltd. 5.500%, 02/15/22	4,498,000	4,786,270
Ally Financial, Inc.
3.750%, 11/18/19	1,700,000	1,701,700
4.125%, 03/30/20	300,000	301,875
American Express Co.
2.500%, 07/30/24	5,100,000	5,141,571
3.375%, 05/17/21	14,200,000	14,484,006
Avolon Holdings Funding, Ltd. 5.500%, 01/15/23 (144A)	1,600,000	1,707,216
B3 S.A. Brasil Bolsa Balcao 5.500%, 07/16/20	1,000,000	1,020,010
Capital One Financial Corp. 2.400%, 10/30/20	14,700,000	14,741,607
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	17,900,000	18,185,779
Emerald Bay S.A. Zero Coupon, 10/08/20 (144A) (EUR)	3,294,000	3,518,491
GE Capital UK Funding Unlimited Co. 5.875%, 11/04/20 (GBP)	10,800,000	13,873,209
Intercontinental Exchange, Inc. 2.350%, 09/15/22	12,500,000	12,588,241
International Lease Finance Corp. 4.625%, 04/15/21	2,000,000	2,059,472
Mitsubishi UFJ Lease & Finance Co., Ltd.
3.406%, 02/28/22 (144A)	200,000	203,928
3.960%, 09/19/23 (144A)	4,310,000	4,501,352
Navient Corp. 8.000%, 03/25/20	1,500,000	1,530,000
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	9,000,000	9,313,200
Springleaf Finance Corp.
6.125%, 05/15/22	9,100,000	9,737,000
6.875%, 03/15/25	11,800,000	13,002,125

BHFTI-297

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Springleaf Finance Corp.
8.250%, 12/15/20	7,000,000	$7,437,500

		178,975,998

Electric—2.9%
Consolidated Edison, Inc. 2.506%, 3M LIBOR + 0.400%, 06/25/21 (b)	3,010,000	3,020,150
Duke Energy Corp.
2.788%, 3M LIBOR + 0.650%, 03/11/22 (b)	13,500,000	13,572,311
3.550%, 09/15/21	992,000	1,015,315
Enel Finance International NV
2.875%, 05/25/22 (144A)	9,000,000	9,119,291
4.250%, 09/14/23 (144A)	14,900,000	15,825,464
Entergy Corp. 5.125%, 09/15/20	1,000,000	1,020,255
Evergy, Inc. 2.450%, 09/15/24	13,500,000	13,476,623
Eversource Energy
2.750%, 03/15/22	6,100,000	6,178,694
FirstEnergy Corp. 3.900%, 07/15/27	1,300,000	1,385,320
IPALCO Enterprises, Inc. 3.450%, 07/15/20	7,653,000	7,697,048
NextEra Energy Capital Holdings, Inc.
2.403%, 09/01/21	7,500,000	7,545,993
2.544%, 3M LIBOR + 0.400%, 08/21/20 (b)	17,100,000	17,100,879
3.200%, 02/25/22	13,500,000	13,805,825
3.250%, 04/01/26	2,800,000	2,908,592
Progress Energy, Inc. 4.400%, 01/15/21	3,600,000	3,684,780
Public Service Enterprise Group, Inc. 2.650%, 11/15/22	2,700,000	2,737,832
Sempra Energy 2.569%, 3M LIBOR + 0.450%, 03/15/21 (b)	17,600,000	17,542,556
Southern Co. (The) 2.350%, 07/01/21	5,812,000	5,829,464
Southern Power Co. 1.950%, 12/15/19	10,900,000	10,895,767

		154,362,159

Electronics—0.1%
Arrow Electronics, Inc. 3.250%, 09/08/24	6,150,000	6,251,970

Energy-Alternate Sources—0.2%
Azure Power Solar Energy Pvt. Ltd. 5.650%, 12/24/24 (144A)	8,800,000	8,813,200

Environmental Control—0.0%
Republic Services, Inc. 3.550%, 06/01/22	1,400,000	1,449,522

Food—1.5%
Campbell Soup Co.
2.500%, 08/02/22	3,680,000	3,693,396

Food—(Continued)
Campbell Soup Co.
2.619%, 3M LIBOR + 0.500%, 03/16/20 (b)	10,945,000	10,945,461
2.749%, 3M LIBOR + 0.630%, 03/15/21 (b)	10,233,000	10,230,448
3.650%, 03/15/23	8,200,000	8,530,901
Conagra Brands, Inc. 3.800%, 10/22/21	1,300,000	1,341,563
Danone S.A.
2.077%, 11/02/21 (144A)	13,943,000	13,921,959
2.589%, 11/02/23 (144A)	3,858,000	3,911,275
General Mills, Inc. 2.862%, 3M LIBOR + 0.540%, 04/16/21 (b)	4,200,000	4,209,536
Kraft Heinz Foods Co. 2.800%, 07/02/20	1,700,000	1,702,922
Mondelez International, Inc.
3.000%, 05/07/20	7,200,000	7,236,841
3.625%, 05/07/23	11,500,000	12,033,019

		77,757,321

Healthcare-Products—0.3%
Boston Scientific Corp.
3.375%, 05/15/22	2,200,000	2,262,666
Covidien International Finance S.A. 3.200%, 06/15/22	7,670,000	7,897,795
Zimmer Biomet Holdings, Inc. 2.914%, 3M LIBOR + 0.750%, 03/19/21 (b)	3,395,000	3,395,060

		13,555,521

Home Builders—0.2%
DR Horton, Inc.
4.000%, 02/15/20	7,800,000	7,845,969
4.375%, 09/15/22	4,700,000	4,934,848

		12,780,817

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services plc 2.695%, 3M LIBOR + 0.560%, 06/24/22 (144A) (b)	10,600,000	10,563,277

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	4,876,000	5,027,923

Insurance—0.8%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A)	144	209
Ambac LSNI LLC 7.104%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	3,904,740	3,943,787
AXA Equitable Holdings, Inc. 3.900%, 04/20/23	10,000,000	10,456,930
Guardian Life Global Funding 3.400%, 04/25/23 (144A)	14,600,000	15,236,421
Jackson National Life Global Funding 2.375%, 09/15/22 (144A)	13,000,000	13,072,146

BHFTI-298

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Society of Lloyd’s 4.750%, 10/30/24 (GBP)	1,600,000	$2,164,216

		44,873,709

Internet—0.3%
Booking Holdings, Inc. 2.750%, 03/15/23	4,600,000	4,711,260
eBay, Inc. 2.750%, 01/30/23	12,150,000	12,297,506

		17,008,766

Lodging—0.6%
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,991,517
Marriott International, Inc.
3.600%, 04/15/24	10,500,000	11,020,395
4.150%, 12/01/23	14,100,000	15,009,987
MGM Resorts International 7.750%, 03/15/22	1,100,000	1,230,636
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A)	3,800,000	3,904,500

		34,157,035

Media—0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	14,229,000	14,979,803
Comcast Corp. 2.429%, 3M LIBOR + 0.330%, 10/01/20 (b)	2,300,000	2,303,903
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	4,004,250
Entercom Media Corp. 7.250%, 11/01/24 (144A) (d)	4,000,000	4,140,000
Time Warner Cable LLC 4.000%, 09/01/21	1,000,000	1,023,085
Virgin Media Secured Finance plc 5.125%, 01/15/25 (GBP)	2,000,000	2,541,700

		28,992,741

Miscellaneous Manufacturing—0.3%
General Electric Co. 5.500%, 06/07/21 (GBP)	500,000	650,590
Textron, Inc. 2.731%, 3M LIBOR + 0.550%, 11/10/20 (b)	14,400,000	14,393,514

		15,044,104

Oil & Gas—0.9%
BG Energy Capital plc 4.000%, 10/15/21 (144A)	1,300,000	1,347,021
BP Capital Markets America, Inc.
3.790%, 02/06/24	13,700,000	14,577,401
4.234%, 11/06/28	7,000,000	7,919,702
Continental Resources, Inc. 5.000%, 09/15/22	550,000	554,846

Oil & Gas—(Continued)
EQT Corp. 2.500%, 10/01/20	3,562,000	3,556,305
Marathon Oil Corp. 2.800%, 11/01/22	2,200,000	2,213,732
Occidental Petroleum Corp. 2.900%, 08/15/24	12,400,000	12,494,155
Petrobras Global Finance B.V. 6.125%, 01/17/22	2,715,000	2,914,552
Pioneer Natural Resources Co. 7.500%, 01/15/20	1,500,000	1,520,826
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	2,474,021	2,758,558

		49,857,098

Packaging & Containers—0.3%
WRKCo, Inc. 4.650%, 03/15/26	14,700,000	16,137,141

Pharmaceuticals—1.6%
AbbVie, Inc.
2.850%, 05/14/23	3,000,000	3,052,085
2.900%, 11/06/22	9,075,000	9,249,346
3.200%, 05/14/26	1,300,000	1,323,763
3.600%, 05/14/25	700,000	727,904
Allergan Funding SCS 3.450%, 03/15/22	4,900,000	5,022,013
Bayer U.S. Finance LLC
3.129%, 3M LIBOR + 1.010%, 12/15/23 (144A) (b)	17,400,000	17,410,596
3.875%, 12/15/23 (144A)	2,000,000	2,089,401
CVS Health Corp.
2.750%, 12/01/22	2,900,000	2,935,573
3.350%, 03/09/21	1,540,000	1,565,020
4.300%, 03/25/28	5,000,000	5,408,062
4.750%, 12/01/22	3,300,000	3,519,517
CVS Pass-Through Trust 6.943%, 01/10/30	718,751	849,038
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	1,900,000	1,908,809
Takeda Pharmaceutical Co., Ltd. 4.400%, 11/26/23 (144A)	16,400,000	17,663,944
Teva Pharmaceutical Finance Netherlands II B.V.
1.250%, 03/31/23 (EUR)	3,700,000	3,369,418
3.250%, 04/15/22 (EUR)	8,000,000	8,086,455

		84,180,944

Pipelines—0.4%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	5,800,000	5,806,102
Enbridge, Inc. 2.819%, 3M LIBOR + 0.700%, 06/15/20 (b)	11,500,000	11,520,373
Sunoco Logistics Partners Operations L.P. 5.950%, 12/01/25	1,800,000	2,056,360

		19,382,835

BHFTI-299

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—0.2%
CPI Property Group S.A. 2.125%, 10/04/24 (EUR)	3,800,000	$4,372,858
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 03/20/22 (144A)	1,200,000	1,227,749
3.875%, 03/20/27 (144A)	1,700,000	1,841,496
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,053,104	1,643,955

		9,086,058

Real Estate Investment Trusts—3.6%
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	2,200,000	2,310,989
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	2,049,976
American Tower Corp.
3.375%, 05/15/24	16,000,000	16,645,421
3.500%, 01/31/23	1,807,000	1,872,238
Boston Properties L.P. 2.900%, 03/15/30	2,700,000	2,686,842
Brixmor Operating Partnership L.P.
3.900%, 03/15/27	6,000,000	6,290,932
4.125%, 06/15/26	5,500,000	5,834,209
CBL & Associates L.P. 5.950%, 12/15/26	7,200,000	5,058,000
Crown Castle International Corp.
5.250%, 01/15/23	8,831,000	9,635,478
Digital Realty Trust L.P. 4.750%, 10/01/25	8,000,000	8,801,367
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	5,507,650
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	11,214,955
Hospitality Properties Trust 4.375%, 02/15/30	11,490,000	10,996,946
Kilroy Realty L.P. 4.750%, 12/15/28	10,000,000	11,253,977
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	9,632,478
Public Storage
2.370%, 09/15/22	2,500,000	2,524,454
3.094%, 09/15/27	15,500,000	16,288,313
Realty Income Corp. 3.875%, 04/15/25	10,700,000	11,494,986
Senior Housing Properties Trust 4.750%, 02/15/28	9,600,000	9,650,813
Simon Property Group L.P. 2.750%, 06/01/23	18,690,000	19,094,770
UDR, Inc.
3.500%, 07/01/27	1,900,000	2,006,887
4.400%, 01/26/29	3,400,000	3,829,221
WEA Finance LLC 3.150%, 04/05/22 (144A)	4,770,000	4,866,757
Welltower, Inc. 4.250%, 04/01/26	10,300,000	11,211,448

		190,759,107

Retail—0.3%
McDonald’s Corp. 2.686%, 3M LIBOR + 0.430%, 10/28/21 (b)	14,300,000	14,302,833

Savings & Loans—0.2%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (b)	9,390,000	9,862,557

Semiconductors—0.5%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22	5,144,000	5,193,917
Broadcom, Inc.
3.125%, 04/15/21 (144A)	8,400,000	8,480,325
3.125%, 10/15/22 (144A)	1,600,000	1,620,143
Micron Technology, Inc. 4.640%, 02/06/24	9,000,000	9,570,035
NXP B.V. / NXP Funding LLC 4.625%, 06/01/23 (144A)	3,902,000	4,157,169

		29,021,589

Software—0.5%
Activision Blizzard, Inc. 2.600%, 06/15/22	4,759,000	4,807,793
CA, Inc. 3.600%, 08/01/20	3,000,000	3,027,028
Fidelity National Information Services, Inc. 2.250%, 08/15/21	1,100,000	1,101,485
Oracle Corp.
1.900%, 09/15/21	6,000,000	5,997,891
VMware, Inc. 2.300%, 08/21/20	13,600,000	13,606,948

		28,541,145

Telecommunications—1.6%
Altice France S.A. 6.250%, 05/15/24 (144A)	2,160,000	2,229,120
AT&T, Inc.
2.888%, 3M LIBOR + 0.750%, 06/01/21 (b)	16,900,000	16,981,129
2.953%, 3M LIBOR + 0.650%, 01/15/20 (b)	11,900,000	11,917,547
3.253%, 3M LIBOR + 0.950%, 07/15/21 (b)	14,900,000	15,031,090
3.312%, 3M LIBOR + 1.180%, 06/12/24 (b)	14,200,000	14,459,860
3.400%, 06/15/22	1,800,000	1,855,534
Deutsche Telekom International Finance B.V. 2.820%, 01/19/22 (144A)	700,000	708,302
Verizon Communications, Inc.
3.119%, 3M LIBOR + 1.000%, 03/16/22 (b)	1,900,000	1,928,603
3.376%, 02/15/25	16,266,000	17,179,738

		82,290,923

Trucking & Leasing—0.5%
Aviation Capital Group LLC
2.875%, 01/20/22 (144A)	4,480,000	4,498,260
4.125%, 08/01/25 (144A)	11,500,000	11,998,494
NTT Finance Corp. 1.900%, 07/21/21	9,700,000	9,643,256

BHFTI-300

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Trucking & Leasing—(Continued)
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.375%, 02/01/22 (144A)	600,000	$612,384

		26,752,394

Total Corporate Bonds & Notes (Cost $2,685,991,279)		2,780,808,346

Asset-Backed Securities—15.0%

Asset-Backed - Automobile—1.6%
Ally Auto Receivables Trust 2.720%, 05/17/21	5,109,227	5,112,512
Ally Master Owner Trust 2.348%, 1M LIBOR + 0.320%, 07/15/22 (b)	17,200,000	17,209,532
AmeriCredit Automobile Receivables Trust 2.271%, 1M LIBOR + 0.230%, 07/19/21 (b)	976,802	976,802
Chesapeake Funding II LLC
2.859%, 1M LIBOR + 0.370%, 08/15/30 (144A) (b)	13,849,647	13,837,228
3.230%, 08/15/30 (144A)	9,259,939	9,383,464
Credit Acceptance Auto Loan Trust 3.470%, 05/17/27 (144A)	11,500,000	11,666,763
GM Financial Consumer Automobile Receivables Trust 2.740%, 07/16/21	7,287,614	7,299,001
OneMain Direct Auto Receivables Trust 3.430%, 12/16/24 (144A)	14,400,000	14,641,243
Westlake Automobile Receivables Trust 2.980%, 01/18/22 (144A)	4,902,534	4,915,452

		85,041,997

Asset-Backed - Credit Card—0.5%
Chase Issuance Trust
2.328%, 1M LIBOR + 0.300%, 01/15/22 (b)	12,000,000	12,006,579
Evergreen Credit Card Trust 1.900%, 09/15/24 (144A)	16,200,000	16,131,343

		28,137,922

Asset-Backed - Home Equity—1.8%
Accredited Mortgage Loan Trust 2.598%, 1M LIBOR + 0.580%, 07/25/34 (b)	9,031,667	8,936,639
ACE Securities Corp. Home Equity Loan Trust
2.168%, 1M LIBOR + 0.150%, 04/25/36 (b)	5,406,473	5,321,433
2.168%, 1M LIBOR + 0.150%, 07/25/36 (b)	8,851,619	4,163,928
Asset-Backed Funding Certificates Trust 2.718%, 1M LIBOR + 0.700%, 06/25/34 (b)	1,798,170	1,787,008
Asset-Backed Securities Corp. Home Equity Loan Trust
2.098%, 1M LIBOR + 0.080%, 05/25/37 (b)	24,215	18,238
2.468%, 1M LIBOR + 0.450%, 11/25/35 (b)	1,862,938	1,868,039
Bear Stearns Asset-Backed Securities I Trust
2.268%, 1M LIBOR + 0.250%, 04/25/37 (b)	13,456,047	14,365,493
2.818%, 1M LIBOR + 0.800%, 10/27/32 (b)	15,213	14,880
2.835%, 1M LIBOR + 0.460%, 02/25/36 (b)	1,000,000	989,581
3.018%, 1M LIBOR + 1.000%, 10/25/37 (b)	2,383,165	2,393,119
3.023%, 1M LIBOR + 1.005%, 06/25/35 (b)	7,153,267	7,143,465

Asset-Backed - Home Equity—(Continued)
Citigroup Mortgage Loan Trust
2.178%, 1M LIBOR + 0.160%, 12/25/36 (144A) (b)	8,169,772	5,616,070
2.188%, 1M LIBOR + 0.170%, 05/25/37 (b)	3,233,744	3,221,219
HSI Asset Securitization Corp. Trust 2.188%, 1M LIBOR + 0.170%, 12/25/36 (b)	10,006,427	3,891,074
IXIS Real Estate Capital Trust 2.963%, 1M LIBOR + 0.945%, 02/25/35 (b)	2,385,885	2,360,025
MASTR Asset-Backed Securities Trust
2.068%, 1M LIBOR + 0.050%, 08/25/36 (b)	5,872,359	2,708,098
2.188%, 1M LIBOR + 0.170%, 10/25/36 (b)	4,291,428	4,221,511
Merrill Lynch Mortgage Investors Trust 2.768%, 1M LIBOR + 0.750%, 06/25/36 (b)	856,288	859,585
Morgan Stanley ABS Capital I, Inc. Trust
2.078%, 1M LIBOR + 0.060%, 05/25/37 (b)	155,643	140,974
2.168%, 1M LIBOR + 0.150%, 06/25/36 (b)	246,377	211,076
NovaStar Mortgage Funding Trust 2.218%, 1M LIBOR + 0.200%, 09/25/37 (b)	6,819,021	6,627,037
Option One Mortgage Corp. Asset-Backed Certificates 2.658%, 1M LIBOR + 0.640%, 08/25/33 (b)	11,656	11,512
Option One Mortgage Loan Trust 2.158%, 1M LIBOR + 0.140%, 01/25/37 (b)	5,930,953	4,394,364
Renaissance Home Equity Loan Trust 2.898%, 1M LIBOR + 0.880%, 08/25/33 (b)	86,189	86,263
Residential Asset Securities Corp. Trust
2.168%, 1M LIBOR + 0.150%, 07/25/36 (b)	5,425,663	5,151,701
2.298%, 1M LIBOR + 0.280%, 06/25/36 (b)	6,000,000	5,955,953
2.598%, 1M LIBOR + 0.580%, 06/25/33 (b)	791,303	735,091
Soundview Home Loan Trust 2.198%, 1M LIBOR + 0.180%, 05/25/36 (b)	2,307,095	2,304,951

		95,498,327

Asset-Backed - Manufactured Housing—0.0%
Conseco Finance Corp.
6.220%, 03/01/30	14,349	14,856
Mid-State Trust 7.791%, 03/15/38	79,416	87,687

		102,543

Asset-Backed - Other—10.5%
Allegro CLO, Ltd. 3.486%, 3M LIBOR + 1.220%, 01/30/26 (144A) (b)	2,558,859	2,559,092
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.798%, 1M LIBOR + 0.780%, 05/25/34 (b)	3,520,023	3,533,985
Apex Credit CLO, Ltd. 3.306%, 3M LIBOR + 1.050%, 10/27/28 (144A) (b)	13,600,000	13,640,297
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.398%, 1M LIBOR + 0.380%, 02/25/36 (b)	5,441,239	4,502,410
Avery Point CLO, Ltd. 3.420%, 3M LIBOR + 1.120%, 01/18/25 (144A) (b)	4,663,876	4,663,857
B&M CLO, Ltd. 3.052%, 3M LIBOR + 0.730%, 04/16/26 (144A) (b)	3,322,571	3,320,042
Brookside Mill CLO, Ltd. 3.123%, 3M LIBOR + 0.820%, 01/17/28 (144A) (b)	11,295,000	11,246,398

BHFTI-301

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Catamaran CLO, Ltd. 3.700%, 3M LIBOR + 1.400%, 10/18/26 (144A) (b)	5,707,725	$5,714,540
CIFC Funding, Ltd.
3.083%, 3M LIBOR + 0.780%, 04/15/27 (144A) (b)	15,159,785	15,141,472
3.136%, 3M LIBOR + 0.860%, 10/25/27 (144A) (b)	16,200,000	16,150,914
Countrywide Asset-Backed Certificates
2.158%, 1M LIBOR + 0.140%, 07/25/37 (b)	10,026,390	9,060,923
2.158%, 1M LIBOR + 0.140%, 04/25/47 (b)	3,736,490	3,643,196
2.168%, 1M LIBOR + 0.150%, 05/25/37 (b)	878,138	870,618
2.168%, 1M LIBOR + 0.150%, 06/25/47 (b)	291,905	289,925
2.238%, 1M LIBOR + 0.220%, 09/25/37 (b)	5,370,929	4,544,466
2.298%, 1M LIBOR + 0.280%, 09/25/36 (b)	5,344,891	5,344,203
4.629%, 10/25/46 (b)	3,842,445	3,748,492
4.742%, 10/25/32 (b)	8,327,052	7,757,124
CVP Cascade CLO-1, Ltd. 3.472%, 3M LIBOR + 1.150%, 01/16/26 (144A) (b)	4,811,969	4,812,604
CWABS Asset-Backed Certificates Trust
2.158%, 1M LIBOR + 0.140%, 02/25/37 (b)	3,730,607	3,521,066
2.168%, 1M LIBOR + 0.150%, 09/25/46 (b)	3,422,704	3,380,946
2.168%, 1M LIBOR + 0.150%, 03/25/47 (b)	1,380,747	1,356,644
2.718%, 1M LIBOR + 0.700%, 11/25/35 (b)	10,000,000	10,004,117
Dorchester Park CLO DAC 3.178%, 3M LIBOR + 0.900%, 04/20/28 (144A) (b)	9,500,000	9,497,293
Figueroa CLO, Ltd.
3.006%, 3M LIBOR + 0.850%, 06/20/27 (144A) (b)	13,299,849	13,285,126
3.203%, 3M LIBOR + 0.900%, 01/15/27 (144A) (b)	11,657,567	11,642,890
First Franklin Mortgage Loan Trust
2.158%, 1M LIBOR + 0.140%, 12/25/36 (b)	6,096,658	3,479,627
2.378%, 1M LIBOR + 0.360%, 10/25/35 (b)	4,257,686	4,254,234
3.443%, 1M LIBOR + 1.425%, 10/25/34 (b)	3,863,943	3,852,534
Flagship CLO, Ltd. 3.172%, 3M LIBOR + 0.850%, 01/16/26 (144A) (b)	8,802,237	8,792,203
Flagship, Ltd. 3.398%, 3M LIBOR + 1.120%, 01/20/26 (144A) (b)	1,451,574	1,450,908
Gallatin CLO, Ltd. 3.328%, 3M LIBOR + 1.050%, 01/21/28 (144A) (b)	13,850,000	13,851,399
GSAMP Trust
2.188%, 1M LIBOR + 0.170%, 12/25/36 (b)	2,980,459	1,747,029
2.408%, 1M LIBOR + 0.390%, 01/25/36 (b)	14,600,000	14,574,265
3.338%, 1M LIBOR + 1.320%, 12/25/34 (b)	6,064,016	4,925,120
Home Equity Loan Trust 2.248%, 1M LIBOR + 0.230%, 04/25/37 (b)	16,100,000	14,812,250
Home Equity Mortgage Loan Asset-Backed Trust 2.238%, 1M LIBOR + 0.220%, 04/25/37 (b)	3,180,196	2,502,362
Jamestown CLO, Ltd. 3.523%, 3M LIBOR + 1.220%, 01/17/27 (144A) (b)	13,619,368	13,639,797
JMP Credit Advisors CLO IIIR, Ltd. 3.153%, 3M LIBOR + 0.850%, 01/17/28 (144A) (b)	14,900,000	14,832,771
JPMorgan Mortgage Acquisition Trust 2.158%, 1M LIBOR + 0.140%, 03/25/47 (b)	286,800	286,670
Lehman XS Trust 2.818%, 1M LIBOR + 0.800%, 10/25/35 (b)	1,952,060	1,946,187
LoanCore Issuer, Ltd. 3.158%, 1M LIBOR + 1.130%, 05/15/28 (144A) (b)	14,300,000	14,304,643
Long Beach Mortgage Loan Trust
2.538%, 1M LIBOR + 0.520%, 08/25/45 (b)	739,015	723,095
2.798%, 1M LIBOR + 0.780%, 08/25/35 (b)	10,000,000	9,945,543

Asset-Backed - Other—(Continued)
Loomis Sayles CLO , Ltd. 3.203%, 3M LIBOR + 0.900%, 04/15/28 (144A) (b)	11,800,000	11,707,901
Marathon CLO, Ltd. 3.022%, 3M LIBOR + 0.870%, 11/21/27 (144A) (b)	14,700,000	14,618,209
Monarch Grove CLO 3.156%, 3M LIBOR + 0.880%, 01/25/28 (144A) (b)	8,800,000	8,745,009
Morgan Stanley ABS Capital I, Inc. Trust
2.143%, 1M LIBOR + 0.125%, 07/25/36 (b)	4,415,174	3,824,936
2.328%, 1M LIBOR + 0.310%, 12/25/35 (b)	2,568,646	2,552,572
2.978%, 1M LIBOR + 0.960%, 06/25/35 (b)	252,150	257,348
OCP CLO, Ltd. 3.103%, 3M LIBOR + 0.800%, 07/15/27 (144A) (b)	5,400,000	5,400,086
Octagon Investment Partners, Ltd. 3.153%, 3M LIBOR + 0.850%, 07/15/27 (144A) (b)	8,800,000	8,787,689
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.508%, 1M LIBOR + 0.490%, 09/25/35 (b)	5,000,000	4,821,479
3.068%, 1M LIBOR + 1.050%, 10/25/34 (b)	5,800,000	5,885,600
3.818%, 1M LIBOR + 1.800%, 12/25/34 (b)	4,636,570	4,715,881
Residential Asset Securities Corp. Trust 2.178%, 1M LIBOR + 0.160%, 11/25/36 (b)	4,273,826	4,107,133
Saxon Asset Securities Trust 2.418%, 1M LIBOR + 0.400%, 09/25/47 (b)	2,530,000	2,405,445
Securitized Asset-Backed Receivables LLC Trust 2.268%, 1M LIBOR + 0.250%, 05/25/36 (b)	8,785,308	5,589,326
SoFi Consumer Loan Program Trust 2.550%, 02/25/27 (144A)	736,677	736,796
Soundview Home Loan Trust
2.128%, 1M LIBOR + 0.110%, 02/25/37 (b)	2,397,767	879,432
2.978%, 1M LIBOR + 0.960%, 05/25/35 (b)	2,400,000	2,405,997
Specialty Underwriting & Residential Finance Trust 2.288%, 1M LIBOR + 0.270%, 04/25/37 (b)	4,804,249	3,002,314
Starwood Commercial Mortgage Trust 3.369%, 1M LIBOR + 1.080%, 07/15/38 (144A) (b)	13,300,000	13,316,625
Structured Asset Investment Loan Trust
2.168%, 1M LIBOR + 0.150%, 09/25/36 (b)	3,625,122	3,515,952
2.438%, 1M LIBOR + 0.420%, 11/25/35 (b)	7,700,000	7,660,852
2.753%, 1M LIBOR + 0.735%, 08/25/35 (b)	1,811,610	1,813,732
Structured Asset Securities Corp. Mortgage Loan Trust 2.918%, 1M LIBOR + 0.900%, 08/25/37 (b)	433,451	434,160
Sudbury Mill CLO, Ltd.
3.453%, 3M LIBOR + 1.150%, 01/17/26 (144A) (b)	6,585,767	6,600,460
3.473%, 3M LIBOR + 1.170%, 01/17/26 (144A) (b)	5,597,902	5,573,719
Symphony CLO, Ltd.
3.183%, 3M LIBOR + 0.880%, 04/15/28 (144A) (b)	2,800,000	2,797,964
3.333%, 3M LIBOR + 1.030%, 10/15/25 (144A) (b)	11,286,414	11,293,231
Telos CLO, Ltd. 3.253%, 3M LIBOR + 0.950%, 04/17/28 (144A) (b)	17,400,000	17,344,912
TICP CLO III-2, Ltd. 3.118%, 3M LIBOR + 0.840%, 04/20/28 (144A) (b)	11,700,000	11,636,773
Tralee CLO, Ltd. 3.388%, 3M LIBOR + 1.110%, 10/20/28 (144A) (b)	6,200,000	6,198,456
U.S. Small Business Administration 6.220%, 12/01/28	1,440,262	1,584,896
Upstart Securitization Trust 4.997%, 08/20/25 (144A)	5,700,000	5,762,483

BHFTI-302

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Venture CLO, Ltd.
3.123%, 3M LIBOR + 0.820%, 04/15/27 (144A) (b)	11,590,089	$11,576,239
3.667%, 3M LIBOR + 0.880%, 04/15/27 (144A) (b)	15,500,000	15,468,442
Venture XVI CLO, Ltd. 3.153%, 3M LIBOR + 0.850%, 01/15/28 (144A) (b)	11,900,000	11,873,225
Voya CLO, Ltd. 2.996%, 3M LIBOR + 0.720%, 07/25/26 (144A) (b)	5,406,888	5,394,820
Wells Fargo Home Equity Asset-Backed Securities Trust 2.498%, 1M LIBOR + 0.480%, 12/25/35 (b)	20,861,000	20,944,413

		554,387,784

Asset-Backed - Student Loan—0.6%
Navient Private Education Loan Trust 2.378%, 1M LIBOR + 0.350%, 12/15/59 (144A) (b)	3,456,946	3,455,543
Navient Private Education Refi Loan Trust 3.010%, 06/16/42 (144A)	7,122,048	7,171,174
Nelnet Student Loan Trust 3.782%, 3M LIBOR + 1.650%, 11/25/24 (b)	1,496,249	1,494,561
SoFi Professional Loan Program LLC 3.020%, 02/25/40 (144A)	5,468,857	5,580,786
SoFi Professional Loan Program Trust 2.640%, 08/25/47 (144A)	7,918,675	7,937,656
Utah State Board of Regents 2.768%, 1M LIBOR + 0.750%, 01/25/57 (b)	6,213,131	6,212,759

		31,852,479

Total Asset-Backed Securities (Cost $754,732,142)		795,021,052

Foreign Government—7.2%

Municipal—0.2%
Autonomous Community of Catalonia 4.950%, 02/11/20 (EUR)	10,000,000	11,073,677

Provincial—0.9%
Province of Ontario Canada
3.150%, 06/02/22 (CAD)	9,300,000	7,276,021
4.000%, 06/02/21 (CAD)	31,100,000	24,341,263
Province of Quebec Canada
3.500%, 12/01/22 (CAD)	3,300,000	2,619,127
4.250%, 12/01/21 (CAD)	15,200,000	12,079,689

		46,316,100

Regional Government—0.3%
Japan Finance Organization for Municipalities 3.375%, 09/27/23 (144A)	14,000,000	14,712,564

Sovereign—5.8%
Brazil Letras do Tesouro Nacional
5.228%, 01/01/20 (BRL)	86,550,000	20,571,069
6.193%, 04/01/20 (BRL)	538,450,000	126,550,626
Japan Bank for International Cooperation 2.875%, 07/21/27	11,200,000	11,893,376

Sovereign—(Continued)
Japan Government Twenty Year Bond 0.300%, 06/20/39 (JPY)	1,840,000,000	17,357,518
Kuwait International Government Bond 2.750%, 03/20/22 (144A)	12,000,000	12,150,000
Qatar Government International Bonds
4.500%, 04/23/28	15,500,000	17,660,731
5.103%, 04/23/48	1,500,000	1,916,250
Spain Government Bonds
0.600%, 10/31/29 (144A) (EUR)	34,700,000	39,533,673
1.400%, 07/30/28 (144A) (EUR)	26,400,000	32,160,779
1.450%, 04/30/29 (144A) (EUR)	14,900,000	18,299,882
1.850%, 07/30/35 (144A) (EUR)	9,100,000	11,828,662

		309,922,566

Total Foreign Government (Cost $400,708,194)		382,024,907

Mortgage-Backed Securities—6.5%

Collateralized Mortgage Obligations—4.9%
Adjustable Rate Mortgage Trust 4.475%, 11/25/35 (b)	249,169	225,584
Alternative Loan Trust
2.178%, 1M LIBOR + 0.160%, 12/25/46 (b)	14	14
5.500%, 02/25/36	2,762,312	2,476,339
6.000%, 1M LIBOR + 6.000%, 08/25/36 (b)	3,466,543	3,559,577
6.000%, 04/25/37	3,333,676	2,500,141
Alternative Loan Trust Resecuritization 3.653%, 03/25/47 (b)	25,440	25,500
American Home Mortgage Investment Trust 4.031%, 6M LIBOR + 2.000%, 02/25/45 (b)	537,341	539,965
Banc of America Alternative Loan Trust
12.500%, -2.2 x 1M LIBOR + 16.940%, 09/25/35 (b)	2,462,766	3,084,487
20.327%, -4 x 1M LIBOR + 28.400%, 11/25/46 (b)	1,094,315	1,566,091
Banc of America Funding Trust
4.647%, 01/20/47 (b)	135,040	130,973
4.701%, 02/20/36 (b)	1,379,869	1,381,575
4.809%, 05/25/35 (b)	565,220	578,466
Banc of America Mortgage Trust 6.000%, 05/25/37	8,041,616	7,322,858
BCAP LLC Trust
2.228%, 1M LIBOR + 0.210%, 05/25/47 (b)	7,935,615	7,359,195
5.250%, 02/26/36 (144A) (b)	3,227,927	2,360,172
5.250%, 08/26/37 (144A) (b)	2,117,631	2,152,105
Bear Stearns Adjustable Rate Mortgage Trust
4.433%, 02/25/33 (b)	6,431	6,089
4.777%, 10/25/35 (b)	1,615,404	1,646,625
Bear Stearns ALT-A Trust
3.825%, 11/25/36 (b)	1,911,988	1,585,385
4.053%, 11/25/36 (b)	2,790,582	2,584,012
4.201%, 09/25/35 (b)	645,291	537,268
4.336%, 05/25/36 (b)	1,706,459	1,213,314
4.496%, 05/25/35 (b)	794,230	806,354
Bear Stearns Structured Products, Inc. Trust
3.615%, 12/26/46 (b)	598,018	518,279
4.082%, 01/26/36 (b)	743,293	659,880

BHFTI-303

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Chase Mortgage Finance Trust
4.049%, 09/25/36 (b)	1,920,896	$1,797,219
4.208%, 12/25/35 (b)	1,586,492	1,503,826
4.218%, 03/25/37 (b)	1,121,861	1,126,991
Chevy Chase Funding LLC Mortgage-Backed Certificate 2.268%, 1M LIBOR + 0.250%, 08/25/35 (144A) (b)	24,207	24,017
CHL Mortgage Pass-Through Trust 2.218%, 1M LIBOR + 0.200%, 04/25/46 (b)	2,027,118	1,887,963
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	1,606,486	1,593,990
Citigroup Mortgage Loan Trust
3.548%, 10/25/46 (b)	1,173,140	1,072,868
4.380%, 1Y H15 + 2.400%, 10/25/35 (b)	1,224,985	1,264,735
4.550%, 1Y H15 + 2.150%, 09/25/35 (b)	244,261	250,261
4.680%, 1Y H15 + 2.100%, 09/25/35 (b)	887,202	909,918
Countrywide Alternative Loan Trust
2.278%, 1M LIBOR + 0.260%, 06/25/46 (b)	6,329,732	5,696,608
2.982%, -1 x 1M LIBOR + 5.000%, 05/25/35 (b) (c)	980,080	93,383
6.000%, 03/25/35	11,664,801	11,159,992
6.000%, 07/25/37	5,043,259	3,675,217
Countrywide Home Loan Mortgage Pass-Through Trust
2.658%, 1M LIBOR + 0.640%, 03/25/35 (b)	395,148	403,899
3.816%, 09/20/36 (b)	2,264,020	1,979,952
5.750%, 06/25/37	1,564,789	1,315,147
Countrywide Home Reperforming Loan REMIC Trust 2.358%, 1M LIBOR + 0.340%, 06/25/35 (144A) (b)	1,260,527	1,208,081
Credit Suisse First Boston Mortgage Securities Corp.
3.044%, 03/25/32 (144A) (b)	45,551	44,481
6.000%, 11/25/35	1,527,086	1,254,726
Downey Savings & Loan Association Mortgage Loan Trust 4.489%, 07/19/44 (b)	349,499	360,265
First Horizon Mortgage Pass-Through Trust 4.603%, 08/25/35 (b)	121,377	101,076
GreenPoint Mortgage Funding Trust
2.193%, 1M LIBOR + 0.175%, 12/25/46 (b)	562,194	619,175
2.458%, 1M LIBOR + 0.440%, 06/25/45 (b)	45,281	42,955
GSR Mortgage Loan Trust
4.150%, 04/25/36 (b)	1,475,213	1,312,767
4.385%, 01/25/36 (b)	3,254,112	3,311,612
4.480%, 09/25/35 (b)	18,463	18,963
6.000%, 03/25/32	93	99
HarborView Mortgage Loan Trust 2.497%, 1M LIBOR + 0.440%, 05/19/35 (b)	643,444	623,748
Hawksmoor Mortgages plc Zero Coupon, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (b)	51,300,000	63,108,437
Holmes Master Issuer plc 2.663%, 3M LIBOR + 0.360%, 10/15/54 (144A) (b)	8,794,286	8,786,309
IndyMac ARM Trust
3.671%, 01/25/32 (b)	11,812	11,825
3.902%, 01/25/32 (b)	442	426
IndyMac INDX Mortgage Loan Trust
2.138%, 1M LIBOR + 0.120%, 07/25/36 (b)	3,895,575	3,614,883
2.228%, 1M LIBOR + 0.210%, 05/25/46 (b)	5,482,820	5,393,239
JPMorgan Alternative Loan Trust 2.198%, 1M LIBOR + 0.180%, 05/25/36 (b)	1,676,650	1,535,494

Collateralized Mortgage Obligations—(Continued)
JPMorgan Mortgage Trust
4.420%, 07/25/35 (b)	880,802	891,523
5.750%, 01/25/36	272,192	212,425
Lehman Mortgage Trust 2.618%, 1M LIBOR + 0.600%, 08/25/36 (b)	6,146,184	4,635,928
MASTR Alternative Loan Trust
2.418%, 1M LIBOR + 0.400%, 03/25/36 (b)	618,191	109,627
6.500%, 02/25/35	5,411,754	6,463,990
MASTR Asset Securitization Trust 6.000%, 06/25/36	380,754	366,490
Merrill Lynch Alternative Note Asset Trust 2.198%, 1M LIBOR + 0.180%, 04/25/37 (b)	16,512	16,564
Merrill Lynch Mortgage Investors Trust
2.268%, 1M LIBOR + 0.250%, 11/25/35 (b)	2,643	2,655
2.398%, 1M LIBOR + 0.380%, 08/25/35 (b)	1,540,720	1,548,436
Morgan Stanley Re-REMIC Trust 3.410%, 03/26/37 (144A) (o)	2,441,125	2,249,471
MortgageIT Mortgage Loan Trust 2.248%, 1M LIBOR + 0.230%, 04/25/36 (b)	3,884,877	3,743,253
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476%, 05/25/35 (o)	1,000,185	782,539
OBX Trust 2.668%, 1M LIBOR + 0.650%, 06/25/57 (144A) (b)	3,386,271	3,372,106
RBSSP Resecuritization Trust 2.625%, 1M LIBOR + 0.240%, 06/27/36 (144A) (b)	7,687,821	7,281,349
Residential Asset Securitization Trust 6.000%, 06/25/36	3,315,902	2,267,353
Sequoia Mortgage Trust
2.394%, 1M LIBOR + 0.350%, 07/20/33 (b)	153,929	151,524
2.697%, 1M LIBOR + 0.640%, 04/19/27 (b)	473,298	466,812
Structured Adjustable Rate Mortgage Loan Trust
4.039%, 01/25/35 (b)	737,929	744,894
4.159%, 08/25/35 (b)	96,975	98,560
4.278%, 04/25/35 (b)	3,650,967	3,509,744
Structured Asset Mortgage Investments II Trust
2.307%, 1M LIBOR + 0.250%, 07/19/35 (b)	512,138	508,670
Towd Point Mortgage Funding plc 1.798%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (GBP)	30,201,023	37,147,652
WaMu Mortgage Pass-Through Certificates Trust
2.518%, 1M LIBOR + 0.500%, 02/25/45 (b)	7,354,606	7,329,191
3.846%, 12M MTA + 1.400%, 06/25/42 (b)	73,835	73,523
Wells Fargo Mortgage-Backed Securities Trust
4.785%, 09/25/33 (b)	215,071	222,772
4.991%, 03/25/36 (b)	4,030,306	4,068,605
5.750%, 03/25/36	1,404,903	1,388,885

		261,579,336

Commercial Mortgage-Backed Securities—1.6%
Bancorp Commercial Mortgage Trust (The) 2.928%, 1M LIBOR + 0.900%, 09/15/35 (144A) (b)	4,047,034	4,047,180
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,900,000	3,011,001
DBGS Mortgage Trust 3.843%, 04/10/37 (144A)	11,950,000	13,143,666

BHFTI-304

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
GPT Mortgage Trust 3.040%, 1M LIBOR + 1.013%, 06/15/35 (144A) (b)	1,180,057	$1,176,364
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,935,555
GS Mortgage Securities Trust
3.278%, 11/10/49 (b)	2,500,000	2,619,025
3.722%, 10/10/49 (144A) (b)	13,346,000	13,911,849
JPMorgan Chase Commercial Mortgage Securities Trust
3.028%, 1M LIBOR + 1.000%, 06/15/32 (144A) (b)	16,510,618	16,495,003
3.600%, 1M LIBOR + 1.450%, 12/15/31 (144A) (b)	12,447,000	12,446,927
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	10,000,000	10,303,098

		86,089,668

Total Mortgage-Backed Securities (Cost $343,637,220)		347,669,004

Municipals—0.4%
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	175,000	182,732
City of Chicago General Obligation Unlimited 7.750%, 01/01/42	1,939,000	2,233,030
New Jersey Economic Development Authority, Revenue Bond Zero Coupon, 02/15/22	6,140,000	5,829,070
State of Illinois General Obligation Unlimited, Build America Bond 6.725%, 04/01/35	5,720,000	6,704,526
Tobacco Settlement Finance Authority 7.467%, 06/01/47	6,695,000	6,927,785

Total Municipals (Cost $20,210,121)		21,877,143

Floating Rate Loan (p)—0.1%

Media—0.1%
CSC Holdings LLC Term Loan B, 4.890%, 1M LIBOR + 2.500%, 01/25/26 (Cost $5,311,331)	5,332,500	5,347,474

Short-Term Investments—0.1%

Repurchase Agreements—0.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19, at 2.500%, due on 10/01/19 with a maturity value of $2,400,167; collateralized by U.S. Treasury Note at 2.250%, maturing 03/31/21, with a market value of $2,448,948.	2,400,000	2,400,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $2,911,343; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $2,973,293.	2,911,278	2,911,278

		5,311,278

U.S. Treasury—0.0%
U.S. Treasury Bill 1.782%, 12/26/19 (d) (j) (q)	547,000	544,663

Total Short-Term Investments (Cost $5,855,949)		5,855,941

Total Purchased Options—0.0% (r) (Cost $381,009)		15,835

Total Investments—163.2% (Cost $8,465,459,180)		8,664,872,036
Other assets and liabilities (net)—(63.2)%		(3,354,016,627)

Net Assets—100.0%		$5,310,855,409

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2019, the value of securities pledged amounted to $636,830,718.
(e)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2019, the market value of securities pledged was $44,386,259.
(g)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2019, the value of securities pledged amounted to $1,779,385.
(h)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of September 30, 2019, the value of securities pledged amounted to $6,854,610.
(i)	Principal amount of security is adjusted for inflation.
(j)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of September 30, 2019, the market value of securities pledged was $9,842,009.
(k)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $26,038,060.
(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(m)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 0.1% of net assets.
(n)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(o)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

BHFTI-305

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

(p)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(q)	The rate shown represents current yield to maturity.
(r)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $1,517,291,789, which is 28.6% of net assets.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank plc	1.450%	09/23/19	09/23/21	USD	3,798,000	$3,798,000
Deutsche Bank Securities, Inc.	2.100%	09/30/19	10/15/19	USD	2,609,750	2,609,750
Deutsche Bank Securities, Inc	2.100%	09/27/19	10/11/19	USD	23,000,858	23,000,858
Deutsche Bank Securities, Inc	2.250%	09/03/19	10/01/19	USD	61,193,875	61,193,875
Deutsche Bank Securities, Inc	2.250%	08/28/19	10/08/19	USD	91,618,035	91,618,035
J.P. Morgan Securities LLC	2.200%	09/26/19	12/20/19	USD	452,700,593	452,700,593

Total						$634,921,111

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities	4.500%	TBA	(29,500,000)	$(31,045,840)	$(31,083,320)
Uniform Mortgage-Backed Securities	5.000%	TBA	(53,000,000)	(56,751,406)	(56,813,516)

Totals				$(87,797,246)	$(87,896,836)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,900,000	BBP	10/02/19	USD	1,280,375	$2,031
AUD	2,011,000	CBNA	10/02/19	USD	1,383,061	(25,737)
AUD	3,431,000	GSBU	10/02/19	USD	2,359,320	(43,566)
AUD	1,498,000	JPMC	10/02/19	USD	1,024,892	(13,817)
AUD	6,071,000	CBNA	11/04/19	USD	4,112,729	(10,372)
BRL	45,400,000	JPMC	01/03/20	USD	11,950,513	(1,083,810)
BRL	45,500,000	JPMC	01/03/20	USD	11,961,722	(1,071,084)
BRL	61,300,000	JPMC	01/03/20	USD	16,170,303	(1,497,859)
CAD	61,958,748	CBNA	10/02/19	USD	46,771,909	(4,489)
CAD	2,017,000	GSBU	10/02/19	USD	1,520,949	1,514
CAD	1,539,000	UBSA	10/02/19	USD	1,170,541	(8,880)
EUR	61,840,000	BNP	11/15/19	USD	68,473,169	(850,883)
EUR	2,885,000	BBP	11/15/19	USD	3,219,263	(64,504)
EUR	1,211,000	CBNA	11/15/19	USD	1,366,692	(42,458)
EUR	1,375,000	CBNA	11/15/19	USD	1,522,715	(19,147)
EUR	2,019,000	CBNA	11/15/19	USD	2,273,432	(65,647)
EUR	1,061,000	JPMC	11/15/19	USD	1,166,672	(6,465)
EUR	1,375,000	JPMC	11/15/19	USD	1,529,692	(26,124)
EUR	1,474,000	JPMC	11/15/19	USD	1,641,591	(29,766)

BHFTI-306

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,472,000	JPMC	11/15/19	USD	2,728,260	$(25,118)
GBP	1,461,000	BNP	11/15/19	USD	1,824,524	(25,019)
GBP	1,975,000	BNP	11/15/19	USD	2,440,409	(7,812)
GBP	956,000	CBNA	11/15/19	USD	1,159,815	17,685
GBP	1,017,000	CBNA	11/15/19	USD	1,261,071	(8,438)
GBP	2,126,000	CBNA	11/15/19	USD	2,585,866	32,716
GBP	2,560,000	JPMC	11/15/19	USD	3,195,356	(42,218)
GBP	29,615,000	JPMC	11/15/19	USD	36,199,069	277,555
JPY	111,200,000	BBP	11/15/19	USD	1,033,687	(2,303)
JPY	139,200,000	BBP	11/15/19	USD	1,297,980	(6,895)
JPY	208,400,000	BBP	11/15/19	USD	1,956,042	(23,126)
JPY	262,900,000	BBP	11/15/19	USD	2,439,510	(1,104)
JPY	123,100,000	CBNA	11/15/19	USD	1,155,666	(13,910)
JPY	1,350,200,000	CBNA	11/15/19	USD	12,842,487	(319,338)
JPY	2,130,400,000	CBNA	11/15/19	USD	20,240,109	(480,579)
JPY	23,955,200,000	CBNA	11/15/19	USD	226,265,807	(4,080,540)
JPY	4,263,100,000	JPMC	11/15/19	USD	40,518,422	(978,030)
MXN	1,287,000	UBSA	10/09/19	USD	65,909	(769)
MXN	1,287,000	GSBU	10/16/19	USD	65,812	(747)
MYR	1,437,265	GSBU	12/18/19	USD	343,145	(244)
RUB	20,001,022	CBNA	11/15/19	USD	302,752	3,900

Contracts to Deliver
AUD	6,071,000	CBNA	10/02/19	USD	4,108,246	10,624
AUD	2,769,000	CBNA	10/02/19	USD	1,877,688	8,751
BRL	62,500,000	BNP	01/03/20	USD	16,306,617	1,346,948
BRL	66,800,000	CBNA	01/03/20	USD	15,934,734	(54,160)
BRL	109,450,000	JPMC	01/03/20	USD	26,327,817	130,445
BRL	285,500,000	BNP	04/02/20	USD	69,316,306	1,346,589
BRL	143,500,000	CBNA	04/02/20	USD	34,820,800	657,387
BRL	109,450,000	JPMC	04/02/20	USD	25,997,625	(59,418)
CAD	65,514,748	BBP	10/02/19	USD	49,281,500	(170,044)
CAD	61,958,748	CBNA	11/04/19	USD	46,794,694	2,536
CNH	222,438,211	SG	03/17/20	USD	30,853,486	(178,430)
CNH	384,795,741	CBNA	03/18/20	USD	53,331,353	(349,533)
CNH	460,451,505	DBAG	03/18/20	USD	63,911,653	(323,582)
CNH	143,077,582	UBSA	03/18/20	USD	19,857,040	(102,981)
EUR	43,154,000	BNP	11/15/19	USD	48,128,582	939,511
EUR	5,143,000	BNP	11/15/19	USD	5,699,580	75,689
EUR	4,472,000	BNP	11/15/19	USD	4,961,789	71,639
EUR	4,335,000	BNP	11/15/19	USD	4,834,910	94,570
EUR	166,060,000	BBP	11/15/19	USD	187,727,343	6,140,074
EUR	1,592,000	BBP	11/15/19	USD	1,763,856	22,998
EUR	7,482,000	CBNA	11/15/19	USD	8,337,989	156,393
EUR	4,508,000	CBNA	11/15/19	USD	5,042,207	112,691
EUR	2,320,000	GSBU	11/15/19	USD	2,604,684	67,755
EUR	4,437,000	JPMC	11/15/19	USD	4,925,833	73,956
GBP	73,098,000	BNP	11/15/19	USD	88,550,011	(1,484,373)
GBP	24,138,000	CBNA	11/15/19	USD	29,780,318	49,683
GBP	7,102,000	CBNA	11/15/19	USD	8,793,471	45,978
GBP	5,313,000	CBNA	11/15/19	USD	6,633,003	89,011
GBP	50,348,000	JPMC	11/15/19	USD	61,721,810	(291,531)
GBP	4,952,000	JPMC	11/15/19	USD	6,063,679	(35,670)
JPY	4,380,900,000	BNP	11/15/19	USD	41,622,871	989,880
JPY	5,047,600,000	CBNA	11/15/19	USD	47,717,828	901,173
JPY	1,910,500,000	CBNA	11/15/19	USD	18,060,126	340,176

BHFTI-307

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	167,742,730	CBNA	12/18/19	USD	140,937	$384
MXN	1,287,000	BBP	10/09/19	USD	65,708	569
MXN	1,287,000	UBSA	10/16/19	USD	65,835	771
MXN	1,287,000	JPMC	01/22/20	USD	64,041	(55)
SEK	1,040,000	JPMC	11/15/19	USD	109,031	3,083
TWD	59,631,722	BNP	12/18/19	USD	1,946,205	15,600
TWD	529,426,071	GSBU	12/18/19	USD	17,265,395	124,976

Net Unrealized Appreciation						$224,666

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-Bund 10 Year Futures, Strike EUR 185.50	11/22/19	900	EUR	9,000	$(844)
Call Options on Euro-Bund 10 Year Futures, Strike EUR 192.00	11/22/19	500	EUR	5,000	(278)
Call Options on Euro-OAT Futures, Strike EUR 192.00	11/22/19	331	EUR	3,310	(184)
Call Options on Euro-OAT Futures, Strike EUR 200.00	11/22/19	518	EUR	5,180	(288)
Euro-BTP Futures	12/06/19	2,230	EUR	325,223,200	4,546,936
Euro-BTP Futures	12/06/19	329	EUR	37,075,010	110,820
Euro-Buxl 30 Year Bond Futures	12/06/19	139	EUR	30,232,500	(674,367)
Put Options on Euro-BTP Futures, Strike EUR 100.00	11/22/19	493	EUR	4,930	(274)
Put Options on Euro-BTP Futures, Strike EUR 101.00	11/22/19	1,272	EUR	12,720	(898)
U.S. Treasury Note 10 Year Futures	12/19/19	4,046	USD	527,244,375	(3,420,160)
U.S. Treasury Note 5 Year Futures	12/31/19	7,306	USD	870,498,488	(4,979,240)

Futures Contracts—Short
3-Month Euribor	09/14/20	(1,766)	EUR	(443,906,175)	551,287
3-Month Euribor	12/14/20	(3,421)	EUR	(859,996,638)	658,570
Australian 10 Year Treasury Bond Futures	12/16/19	(1,513)	AUD	(222,939,491)	(1,725,745)
Euro-Bobl Futures	12/06/19	(392)	EUR	(53,174,800)	124,301
Euro-Bund Futures	12/06/19	(22)	EUR	(3,833,500)	(29,978)
Euro-OAT Futures	12/06/19	(1,070)	EUR	(182,231,700)	2,129,341
Euro-Schatz Futures	12/06/19	(576)	EUR	(64,702,080)	106,188
Put Options on Euro-Bund 10 Year Futures, Strike EUR 171.00	10/25/19	(298)	EUR	(20,860)	74,426
Put Options on Euro-Bund 10 Year Futures, Strike EUR 171.50	10/25/19	(406)	EUR	(44,660)	105,933
Put Options on Euro-Bund 10 Year Futures, Strike EUR 173.50	10/25/19	(603)	EUR	(295,470)	(45,263)
Put Options on Euro-Bund 10 Year Futures, Strike EUR 174.00	10/25/19	(254)	EUR	(172,720)	(38,900)
U.S. Treasury Long Bond Futures	12/19/19	(965)	USD	(156,631,563)	(3,715,903)
United Kingdom Long Gilt Bond Futures	12/27/19	(62)	GBP	(8,322,880)	(58,121)

Net Unrealized Depreciation					$(6,282,641)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized (Depreciation)
USD Call/JPY Put	JPY	113.000	BNP	10/01/19	100,000,000	USD	100,000,000	$10,000	$100	$(9,900)
USD Call/JPY Put	JPY	113.500	GSBU	10/10/19	40,000,000	USD	40,000,000	4,000	40	(3,960)

Totals								$14,000	$140	$(13,860)

BHFTI-308

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Purchased Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premium Paid	Market Value	Unrealized Depreciation
Call - U.S. Treasury Bond Futures	USD	193.000	11/22/19	306	USD	306,000	$2,632	$306	$(2,326)
Call - U.S. Treasury Bond Futures	USD	225.000	11/22/19	164	USD	164,000	1,410	164	(1,246)
Call - U.S. Treasury Bond Futures	USD	222.000	11/22/19	149	USD	149,000	1,281	149	(1,132)
Call - U.S. Treasury Bond Futures	USD	190.000	11/22/19	46	USD	46,000	396	46	(350)
Call - U.S. Treasury Bond Futures	USD	191.000	11/22/19	7	USD	7,000	60	7	(53)
Call - U.S. Treasury Bond Futures	USD	220.000	11/22/19	139	USD	139,000	1,196	139	(1,057)
Call - U.S. Treasury Bond Futures	USD	215.000	11/22/19	47	USD	47,000	404	47	(357)
Put - U.S. Treasury Note 10 Year Futures	USD	115.500	11/22/19	3,064	USD	3,064,000	26,350	3,064	(23,286)
Put - U.S. Treasury Note 10 Year Futures	USD	115.000	11/22/19	1,394	USD	1,394,000	11,989	1,394	(10,595)
Put - U.S. Treasury Note 10 Year Futures	USD	116.500	11/22/19	1,245	USD	1,245,000	10,707	1,245	(9,462)
Put - U.S. Treasury Note 10 Year Futures	USD	119.000	11/22/19	915	USD	915,000	7,869	915	(6,954)
Put - U.S. Treasury Note 10 Year Futures	USD	117.000	11/22/19	4	USD	4,000	34	4	(30)
Put - U.S. Treasury Note 5-Year Futures	USD	108.500	11/22/19	2,205	USD	2,205,000	18,963	2,204	(16,759)
Put - U.S. Treasury Note 5-Year Futures	USD	108.250	11/22/19	2,148	USD	2,148,000	18,473	2,148	(16,325)
Put - U.S. Treasury Note 5-Year Futures	USD	108.000	11/22/19	2,117	USD	2,117,000	18,206	2,117	(16,089)
Put - U.S. Treasury Note 5-Year Futures	USD	109.000	11/22/19	1,292	USD	1,292,000	11,111	1,292	(9,819)
Put - U.S. Treasury Note 5-Year Futures	USD	109.250	11/22/19	123	USD	123,000	1,058	123	(935)
Put - U.S. Treasury Note 5-Year Futures	USD	110.000	11/22/19	21	USD	21,000	181	21	(160)

Totals							$132,320	$15,385	$(116,935)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - OTC - 30 Yr. IRS	2.943%	GSBU	3M LIBOR	Receive	12/12/19	4,800,000	USD	4,800,000	$230,400	$308	$(230,092)

OTC Options on Securities	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - Uniform Mortgage-Backed Securities, TBA, 3.000%	JPMC	USD 72.000	11/06/19	59,800,000	USD	59,800,000	$2,336	$1	$(2,335)
Put - Uniform Mortgage-Backed Securities, TBA, 3.000%	JPMC	USD 70.000	11/06/19	50,000,000	USD	50,000,000	1,953	1	(1,952)

Totals							$4,289	$2	$(4,287)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
USD Call/MXN Put	MXN	20.240	GSBU	10/09/19	(52,400,000)	USD	(52,400,000)	$(514,568)	$(40,296)	$474,272
USD Call/MXN Put	MXN	20.320	CBNA	10/15/19	(59,700,000)	USD	(59,700,000)	(613,607)	(71,819)	541,788

Totals								$(1,128,175)	$(112,115)	$1,016,060

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	DBAG	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/20	(5,800,000)	USD	(5,800,000)	$(43,500)	$—	$43,500
Floor - OTC CPURNSA Index	215.949	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/20	(15,400,000)	USD	(15,400,000)	(130,520)	—	130,520
Floor - OTC CPURNSA Index	216.687	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(37,100,000)	USD	(37,100,000)	(331,080)	—	331,080
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(17,100,000)	USD	(17,100,000)	(220,590)	(2)	220,588
Floor - OTC CPURNSA Index	218.011	DBAG	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/20	(18,000,000)	USD	(18,000,000)	(176,400)	—	176,400

Totals								$(902,090)	$(2)	$902,088

BHFTI-309

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Written Options—(Continued)

OTC Options on Securities	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call - Uniform Mortgage-Backed Securities, TBA, 3.000%	JPMC	USD 101.594	11/06/19	(30,300,000)	USD	(30,300,000)	$(98,238)	$(1,050)	$97,188
Call - Uniform Mortgage-Backed Securities, TBA, 3.000%	JPMC	USD 101.602	11/06/19	(30,300,000)	USD	(30,300,000)	(97,055)	(1,038)	96,017
Call - Uniform Mortgage-Backed Securities, TBA, 3.000%	JPMC	USD 102.133	11/06/19	(28,100,000)	USD	(28,100,000)	(87,813)	(41,015)	46,798
Call - Uniform Mortgage-Backed Securities, TBA, 3.000%	JPMC	USD 102.188	11/06/19	(28,100,000)	USD	(28,100,000)	(82,324)	(37,058)	45,266

Totals							$(365,430)	$(80,161)	$285,269

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - 5 Yr. IRS	2.750%	GSBU	3M LIBOR	Pay	12/12/19	(21,300,000)	USD	(21,300,000)	$(232,364)	$(19)	$232,345

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call - U.S. Treasury Note 10 Year Futures	USD	131.000	10/25/19	(532)	USD	(532,000)	$(220,248)	$(216,125)	$4,123
Put - U.S. Treasury Note 5 Year Futures	USD	118.500	10/25/19	(319)	USD	(319,000)	(69,382)	(52,336)	17,046

Totals							$(289,630)	$(268,461)	$21,169

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	2.800%	Semi-Annually	08/22/23	USD	51,400,000	$2,478,645	$—	$2,478,645
Pay	6M LIBOR	Semi-Annually	0.097%	Semi-Annually	09/24/26	JPY	2,007,000,000	27,739	2,746	24,993
Pay	6M LIBOR	Semi-Annually	0.062%	Semi-Annually	09/18/26	JPY	4,400,000,000	159,723	(1,959)	161,682
Pay	6M LIBOR	Semi-Annually	0.063%	Semi-Annually	09/19/26	JPY	1,649,000,000	60,027	—	60,027
Pay	6M LIBOR	Semi-Annually	0.064%	Semi-Annually	09/19/26	JPY	1,649,000,000	58,952	—	58,952
Pay	6M LIBOR	Semi-Annually	0.068%	Semi-Annually	09/18/26	JPY	2,750,000,000	89,193	—	89,193
Pay	6M LIBOR	Semi-Annually	0.087%	Semi-Annually	09/20/26	JPY	825,000,000	16,946	—	16,946
Pay	6M LIBOR	Semi-Annually	0.088%	Semi-Annually	09/17/26	JPY	2,740,000,000	55,005	—	55,005
Pay	6M LIBOR	Semi-Annually	0.092%	Semi-Annually	09/13/26	JPY	1,650,000,000	28,901	—	28,901
Pay	6M LIBOR	Semi-Annually	0.095%	Semi-Annually	09/13/26	JPY	3,300,000,000	51,378	—	51,378
Pay	6M LIBOR	Semi-Annually	0.100%	Semi-Annually	03/20/24	JPY	11,440,000,000	1,246,196	364,225	881,971
Pay	6M LIBOR	Semi-Annually	0.103%	Semi-Annually	08/28/39	JPY	540,000,000	(88,336)	—	(88,336)
Pay	6M LIBOR	Semi-Annually	0.122%	Semi-Annually	08/22/39	JPY	3,450,000,000	(442,324)	302,698	(745,022)
Pay	6M LIBOR	Semi-Annually	0.123%	Semi-Annually	08/22/39	JPY	2,370,000,000	(301,674)	62,151	(363,825)
Pay	6M LIBOR	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	14,280,000,000	5,278,443	491,810	4,786,633
Pay	6M LIBOR	Semi-Annually	1.000%	Semi-Annually	03/21/48	JPY	520,000,000	961,672	1,265,735	(304,063)
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	06/20/28	USD	159,400,000	(9,222,980)	9,015,763	(18,238,743)
Receive	3M LIBOR	Semi-Annually	2.905%	Quarterly	08/22/48	USD	10,200,000	(2,838,037)	—	(2,838,037)
Receive	3M LIBOR	Semi-Annually	2.930%	Quarterly	08/22/48	USD	11,900,000	(3,381,024)	—	(3,381,024)
Receive	3M LIBOR	Semi-Annually	2.940%	Quarterly	08/22/48	USD	10,400,000	(2,979,308)	—	(2,979,308)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	22,180,000,000	(5,728,132)	(1,403,954)	(4,324,178)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	28,940,000,000	(7,576,574)	(2,173,885)	(5,402,689)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	6,210,000,000	(1,818,753)	(221,307)	(1,597,446)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	3,500,000,000	(1,050,667)	251,206	(1,301,873)
Receive	6M LIBOR	Semi-Annually	0.399%	Semi-Annually	06/18/28	JPY	2,220,000,000	(854,938)	(1,920)	(853,018)
Receive	6M LIBOR	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,390,000,000	(1,053,110)	(176,533)	(876,577)
Receive	6M LIBOR	Semi-Annually	0.705%	Semi-Annually	10/31/38	JPY	1,700,000,000	(1,582,933)	103,620	(1,686,553)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/18/25	GBP	92,900,000	(970,674)	(116,459)	(854,215)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/18/30	GBP	14,300,000	(189,299)	147,407	(336,706)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/20/38	JPY	7,260,000,000	(7,236,661)	267,333	(7,503,994)

BHFTI-310

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	12/20/38	JPY	7,300,000,000	$(7,409,697)	$420,767	$(7,830,464)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/18/50	GBP	21,900,000	(351,071)	532,190	(883,261)
Receive	6M LIBOR	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	(934,388)	2,835	(937,223)
Receive	6M LIBOR	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	(626,317)	—	(626,317)
Receive	6M LIBOR	Semi-Annually	1.000%	Semi-Annually	12/18/29	GBP	9,100,000	(394,044)	39,125	(433,169)
Receive	6M LIBOR	Semi-Annually	1.250%	Semi-Annually	12/18/49	GBP	34,900,000	(6,565,164)	(729,163)	(5,836,001)

Totals								$(53,083,285)	$8,444,431	$(61,527,716)

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Sell Protection (c)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019 (a)	Notional Amount(b)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway, Inc. 1.550%, due 02/09/18	1.000%	Quarterly	12/20/21	0.213%	USD	10,500,000	$181,535	$248,233	$(66,698)
CDX.NA.IG.31	1.000%	Quarterly	12/20/23	0.459%	USD	6,300,000	138,606	57,253	81,353
CDX.NA.IG.32	1.000%	Quarterly	06/20/24	0.527%	USD	4,800,000	102,571	99,450	3,121
CDX.NA.IG.33	1.000%	Quarterly	12/20/24	0.598%	USD	900,000	17,892	18,213	(321)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.980%	USD	4,800,000	3,821	(188,517)	192,338
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	1.135%	USD	3,500,000	(20,762)	(5,561)	(15,201)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/24	1.296%	USD	1,100,000	(15,645)	(18,437)	2,792
Goldman Sach Group, Inc. 5.950%, due 1/18/18	1.000%	Quarterly	09/20/20	0.231%	USD	22,500,000	168,728	403,903	(235,175)
Rolls Royce plc 6.750%, due 4/30/19	1.000%	Quarterly	06/20/24	0.911%	EUR	6,200,000	28,017	9,636	18,381
Tesco plc 6.000%, due 12/14/29	1.000%	Quarterly	06/20/22	0.503%	EUR	24,700,000	367,294	108,498	258,796

Totals							$972,057	$732,671	$239,386

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (c)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2019(a)	Notional Amount(b)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avolon Holdings, Ltd. 4.500%, due 03/15/23	5.000%	Quarterly	07/01/20	UBSA	0.000%	USD	5,500,000	$168,071	$322,061	$(153,990)
Italy Government International Bond 6.875%, due 09/27/23	1.000%	Quarterly	06/20/24	BBP	0.914%	USD	74,500,000	283,929	(1,937,726)	2,221,655
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	Quarterly	12/20/19	BNP	0.171%	USD	3,200,000	5,935	(382,937)	388,872
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	Quarterly	03/20/20	BNP	0.219%	USD	1,600,000	5,920	(308,005)	313,925
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	1.807%	USD	14,280,000	(502,085)	(537,077)	34,992
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/23	JPMC	0.687%	USD	300,000	3,808	(6,302)	10,110
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	06/20/24	GSI	0.784%	USD	12,900,000	125,355	(185,631)	310,986

Totals								$90,933	$(3,035,617)	$3,126,550

BHFTI-311

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

(a)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(b)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(c)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.IG)—	Markit North America Investment Grade CDS
(COFI)—	11th District Cost of Fund Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(SONIA)—	Sterling Overnight Index Average Deposit Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-312

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$4,326,252,334	$—	$4,326,252,334
Corporate Bonds & Notes
Advertising	—	1,435,172	—	1,435,172
Aerospace/Defense	—	26,102,885	—	26,102,885
Agriculture	—	51,453,084	—	51,453,084
Airlines	—	18,011,996	—	18,011,996
Auto Manufacturers	—	282,107,712	5,400,789	287,508,501
Auto Parts & Equipment	—	805,207	—	805,207
Banks	—	1,123,136,167	—	1,123,136,167
Beverages	—	21,443,046	—	21,443,046
Building Materials	—	1,511,863	—	1,511,863
Chemicals	—	8,293,671	—	8,293,671
Commercial Services	—	29,798,465	—	29,798,465
Computers	—	41,519,602	—	41,519,602
Diversified Financial Services	—	178,975,998	—	178,975,998
Electric	—	154,362,159	—	154,362,159
Electronics	—	6,251,970	—	6,251,970
Energy-Alternate Sources	—	8,813,200	—	8,813,200
Environmental Control	—	1,449,522	—	1,449,522
Food	—	77,757,321	—	77,757,321
Healthcare-Products	—	13,555,521	—	13,555,521
Home Builders	—	12,780,817	—	12,780,817
Household Products/Wares	—	10,563,277	—	10,563,277
Housewares	—	5,027,923	—	5,027,923
Insurance	—	44,873,709	—	44,873,709
Internet	—	17,008,766	—	17,008,766
Lodging	—	34,157,035	—	34,157,035
Media	—	28,992,741	—	28,992,741
Miscellaneous Manufacturing	—	15,044,104	—	15,044,104
Oil & Gas	—	49,857,098	—	49,857,098
Packaging & Containers	—	16,137,141	—	16,137,141
Pharmaceuticals	—	84,180,944	—	84,180,944
Pipelines	—	19,382,835	—	19,382,835
Real Estate	—	9,086,058	—	9,086,058
Real Estate Investment Trusts	—	190,759,107	—	190,759,107
Retail	—	14,302,833	—	14,302,833
Savings & Loans	—	9,862,557	—	9,862,557
Semiconductors	—	29,021,589	—	29,021,589
Software	—	28,541,145	—	28,541,145
Telecommunications	—	82,290,923	—	82,290,923
Trucking & Leasing	—	26,752,394	—	26,752,394
Total Corporate Bonds & Notes	—	2,775,407,557	5,400,789	2,780,808,346

BHFTI-313

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Asset-Backed Securities*	$—	$795,021,052	$—	$795,021,052
Total Foreign Government*	—	382,024,907	—	382,024,907
Total Mortgage-Backed Securities*	—	347,669,004	—	347,669,004
Total Municipals*	—	21,877,143	—	21,877,143
Total Floating Rate Loan*	—	5,347,474	—	5,347,474
Total Short-Term Investments*	—	5,855,941	—	5,855,941
Purchased Options
Foreign Currency Options at Value	—	140	—	140
Options on Exchange-Traded Futures Contracts at Value	15,385	—	—	15,385
Interest Rate Swaptions at Value	—	308	—	308
OTC Options on Securities at Value	—	2	—	2
Total Purchased Options	$15,385	$450	$—	$15,835
Total Investments	$15,385	$8,659,455,862	$5,400,789	$8,664,872,036

Total Reverse Repurchase Agreements (Liability)	$—	$(634,921,111)	$—	$(634,921,111)
TBA Forward Sales Commitments	$—	$(87,896,836)	$—	$(87,896,836)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$14,155,241	$—	$14,155,241
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(13,930,575)	—	(13,930,575)
Total Forward Contracts	$—	$224,666	$—	$224,666
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$8,407,802	$—	$—	$8,407,802
Futures Contracts (Unrealized Depreciation)	(14,690,443)	—	—	(14,690,443)
Total Futures Contracts	$(6,282,641)	$—	$—	$(6,282,641)
Written Options
Foreign Currency Options at Value	$—	$(112,115)	$—	$(112,115)
Inflation Capped Options at Value	—	(2)	—	(2)
OTC Options on Securities at Value		(80,161)		(80,161)
Interest Rate Swaptions at Value	—	(19)	—	(19)
Options on Exchange-Traded Futures Contracts at Value	(268,461)	—	—	(268,461)
Total Written Options	$(268,461)	$(192,297)	$—	$(460,758)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$9,251,107	$—	$9,251,107
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(70,539,437)	—	(70,539,437)
Total Centrally Cleared Swap Contracts	$—	$(61,288,330)	$—	$(61,288,330)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$593,018	$—	$593,018
OTC Swap Contracts at Value (Liabilities)	—	(502,085)	—	(502,085)
Total OTC Swap Contracts	$—	$90,933	$—	$90,933

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

BHFTI-314

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—32.4% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.2%
L3Harris Technologies, Inc. 3.850%, 06/15/23 (144A)	1,447,000	$1,524,316
United Technologies Corp. 3.950%, 08/16/25	1,715,000	1,877,461

		3,401,777

Agriculture—0.6%
Altria Group, Inc.
3.800%, 02/14/24 (a)	1,746,000	1,825,383
3.875%, 09/16/46 (a)	829,000	762,947
BAT Capital Corp.
3.215%, 09/06/26 (a)	4,444,000	4,399,801
3.557%, 08/15/27	2,898,000	2,914,045

		9,902,176

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC 5.113%, 05/03/29	1,843,000	1,856,298
General Motors Financial Co., Inc. 3.150%, 06/30/22	606,000	613,013

		2,469,311

Banks—9.7%
Banco Santander S.A.
2.706%, 06/27/24	4,600,000	4,650,998
3.125%, 02/23/23	600,000	611,247
Bank of America Corp.
3.366%, 3M LIBOR + 0.810%, 01/23/26 (b)	3,219,000	3,355,921
3.500%, 04/19/26	1,410,000	1,499,577
3.559%, 3M LIBOR + 1.060%, 04/23/27 (b)	11,487,000	12,126,447
Bank of Ireland Group plc 4.500%, 11/25/23 (144A)	7,533,000	7,887,470
Bank of Montreal 2.922%, 3M LIBOR + 0.790%, 08/27/21 (b)	2,500,000	2,524,635
Barclays Bank plc 10.179%, 06/12/21 (144A)	2,795,000	3,125,761
BB&T Corp.
2.850%, 10/26/24	2,707,000	2,778,501
4.800%, 5Y H15 + 3.003%, 09/01/24 (b)	6,560,000	6,559,934
BBVA USA 3.500%, 06/11/21	5,000,000	5,082,532
BPCE S.A. 3.000%, 05/22/22 (144A)	5,547,000	5,628,810
Capital One N.A. 2.150%, 09/06/22	570,000	569,517
Citigroup, Inc.
3.300%, 04/27/25	2,775,000	2,898,997
3.887%, 3M LIBOR + 1.563%, 01/10/28 (b)	4,143,000	4,433,571
4.044%, 3M LIBOR + 1.023%, 06/01/24 (b)	3,522,000	3,720,052
Comerica, Inc. 3.700%, 07/31/23 (a)	2,345,000	2,462,342
Cooperatieve Rabobank UA 3.875%, 02/08/22	700,000	729,548

Banks—(Continued)
Credit Suisse Group AG
2.593%, SOFR + 1.560%, 09/11/25 (144A) (b)	932,000	923,230
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/26	545,000	600,122
Fifth Third Bancorp 3.650%, 01/25/24	4,501,000	4,745,050
First Republic Bank 4.625%, 02/13/47	1,945,000	2,237,810
HSBC Holdings plc
2.650%, 01/05/22	1,135,000	1,143,145
2.950%, 05/25/21	5,000,000	5,051,335
4.875%, 01/14/22	1,555,000	1,646,553
JPMorgan Chase & Co.
2.950%, 10/01/26	1,001,000	1,027,489
2.989%, 3M LIBOR + 0.730%, 04/23/24 (b)	5,496,000	5,482,210
3.702%, 3M LIBOR + 1.160%, 05/06/30 (b)	1,726,000	1,851,465
Lloyds Banking Group plc
2.858%, 3M LIBOR + 1.249%, 03/17/23 (b)	407,000	408,313
3.900%, 03/12/24	1,668,000	1,745,618
4.050%, 08/16/23	840,000	882,734
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (a) (b)	1,654,000	1,736,700
Manufacturers & Traders Trust Co. 3.400%, 08/17/27	4,596,000	4,931,015
Morgan Stanley
3.875%, 01/27/26	6,473,000	6,944,995
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a) (b)	6,527,000	7,334,061
PNC Bank N.A.
2.700%, 11/01/22	2,669,000	2,707,764
2.950%, 01/30/23	2,581,000	2,637,354
2.950%, 02/23/25	2,425,000	2,507,253
PNC Financial Services Group, Inc. (The) 2.600%, 07/23/26	3,510,000	3,553,757
Regions Bank 2.750%, 04/01/21	5,000,000	5,032,694
Regions Financial Corp. 2.750%, 08/14/22	2,000,000	2,030,697
Royal Bank of Scotland Group plc
3.875%, 09/12/23	3,365,000	3,472,682
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a) (b)	400,000	418,340
Santander Holdings USA, Inc. 3.500%, 06/07/24	1,742,000	1,787,319
Santander UK Group Holdings plc 4.796%, 3M LIBOR + 1.570%, 11/15/24 (b)	2,691,000	2,882,967
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (b)	3,884,000	4,009,759
State Street Corp. 5.625%, 3M LIBOR + 2.539%, 12/15/23 (a) (b)	2,048,000	2,119,127
SunTrust Bank 3.525%, 3M LIBOR + 0.500%, 10/26/21 (a) (b)	4,500,000	4,563,151
SunTrust Banks, Inc. 2.700%, 01/27/22	1,690,000	1,708,922
UBS Group AG 3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (b)	6,433,000	6,478,593

BHFTI-315

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
3.196%, 3M LIBOR + 1.170%, 06/17/27 (b)	2,853,000	$2,947,835
3.750%, 01/24/24	2,477,000	2,623,266
Zions Bancorp N.A. 3.500%, 08/27/21	2,135,000	2,181,545

		173,000,730

Beverages—1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.900%, 02/01/46	2,106,000	2,505,293
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	2,137,000	2,201,138
4.000%, 04/13/28	1,522,000	1,680,252
Constellation Brands, Inc.
2.858%, 3M LIBOR + 0.700%, 11/15/21 (b)	2,208,000	2,208,003
3.150%, 08/01/29	1,983,000	2,030,769
3.600%, 02/15/28	1,613,000	1,703,349
3.700%, 12/06/26	1,403,000	1,484,838
Keurig Dr Pepper, Inc.
3.551%, 05/25/21	2,965,000	3,030,542
4.057%, 05/25/23	927,000	980,875

		17,825,059

Building Materials—0.4%
Boral Finance Pty, Ltd. 3.000%, 11/01/22 (144A)	6,495,000	6,516,533

Chemicals—0.4%
Mosaic Co. (The)
3.250%, 11/15/22	3,800,000	3,882,648
4.250%, 11/15/23	712,000	754,492
Sherwin-Williams Co. (The) 2.750%, 06/01/22	2,149,000	2,181,094

		6,818,234

Computers—0.4%
Apple, Inc. 3.450%, 02/09/45	1,034,000	1,100,371
Dell International LLC/EMC Corp.
4.000%, 07/15/24 (144A) (a)	806,000	843,053
4.900%, 10/01/26 (144A)	3,232,000	3,462,345
5.300%, 10/01/29 (144A) (a)	1,566,000	1,703,946

		7,109,715

Diversified Financial Services—1.5%
American Express Co. 3.125%, 05/20/26	5,763,000	5,990,416
Avolon Holdings Funding, Ltd . 3.625%, 05/01/22 (144A)	1,429,000	1,448,149
Capital One Financial Corp.
3.050%, 03/09/22	1,233,000	1,257,581
3.750%, 03/09/27	767,000	806,659
3.900%, 01/29/24	2,000,000	2,113,212

Diversified Financial Services—(Continued)
Discover Financial Services 4.500%, 01/30/26	6,115,000	6,643,836
Mastercard, Inc. 2.950%, 06/01/29	5,469,000	5,738,686
Synchrony Financial
3.950%, 12/01/27	1,590,000	1,630,255
4.375%, 03/19/24	745,000	790,617

		26,419,411

Electric—0.9%
Berkshire Hathaway Energy Co.
3.800%, 07/15/48	2,636,000	2,857,834
6.500%, 09/15/37	345,000	485,324
Enel Finance International NV 4.625%, 09/14/25 (144A)	1,750,000	1,911,639
Sempra Energy 3.800%, 02/01/38	5,720,000	5,896,370
Southern California Edison Co.
4.200%, 03/01/29	4,433,000	4,946,105
5.500%, 03/15/40	335,000	421,036

		16,518,308

Electronics—0.8%
Agilent Technologies, Inc. 2.750%, 09/15/29	4,670,000	4,619,748
Amphenol Corp. 2.800%, 02/15/30 (a)	8,289,000	8,062,706
Keysight Technologies, Inc. 4.600%, 04/06/27	2,110,000	2,322,331

		15,004,785

Food—1.2%
Campbell Soup Co. 3.950%, 03/15/25	1,662,000	1,762,078
Conagra Brands, Inc.
4.300%, 05/01/24	5,868,000	6,296,961
4.850%, 11/01/28 (a)	3,000,000	3,401,266
General Mills, Inc. 4.000%, 04/17/25	243,000	261,866
Grupo Bimbo S.A.B. de C.V. 5.950%, 5Y H15 + 3.280%, 04/17/23 (144A) (b)	1,000,000	1,052,000
Kraft Heinz Foods Co. 5.000%, 06/04/42	1,756,000	1,811,395
Kroger Co. (The) 4.450%, 02/01/47	3,594,000	3,709,851
Tyson Foods, Inc. 4.000%, 03/01/26	2,892,000	3,135,651

		21,431,068

Healthcare-Products—0.7%
Alcon Finance Corp.
2.750%, 09/23/26 (144A)	2,668,000	2,689,826
3.000%, 09/23/29 (144A) (a)	1,275,000	1,290,572

BHFTI-316

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Becton Dickinson & Co. 3.363%, 06/06/24	2,295,000	$2,393,966
Boston Scientific Corp. 4.000%, 03/01/29	2,177,000	2,406,817
Thermo Fisher Scientific, Inc. 2.600%, 10/01/29	3,066,000	3,054,904

		11,836,085

Healthcare-Services—0.3%
CommonSpirit Health
2.760%, 10/01/24	1,560,000	1,579,450
HCA, Inc. 5.125%, 06/15/39	1,721,000	1,882,137
Humana, Inc. 3.125%, 08/15/29	1,573,000	1,571,934

		5,033,521

Housewares—0.2%
Newell Brands, Inc.
3.850%, 04/01/23	1,108,000	1,142,522
4.200%, 04/01/26	2,719,000	2,840,346

		3,982,868

Insurance—1.0%
AIA Group, Ltd. 3.600%, 04/09/29 (144A)	2,200,000	2,349,564
AXA Equitable Holdings, Inc. 5.000%, 04/20/48	1,365,000	1,472,272
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,250,000	1,415,000
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (b)	5,556,000	5,736,570
Prudential Financial, Inc. 4.500%, 3M LIBOR + 2.380%, 09/15/47 (b)	6,399,000	6,551,248

		17,524,654

Lodging—0.2%
Las Vegas Sands Corp. 3.200%, 08/08/24	3,494,000	3,559,507

Machinery-Diversified—0.2%
Roper Technologies, Inc.
2.350%, 09/15/24	400,000	400,113
3.650%, 09/15/23	2,770,000	2,908,078

		3,308,191

Media—0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	2,697,000	2,963,943
Comcast Corp.
4.150%, 10/15/28	2,632,000	2,953,163
4.600%, 10/15/38	5,794,000	6,942,748

Media—(Continued)
Discovery Communications LLC 4.125%, 05/15/29	2,506,000	2,639,914

		15,499,768

Mining—0.4%
Barrick North America Finance LLC 5.750%, 05/01/43	5,250,000	6,900,156

Miscellaneous Manufacturing—0.3%
General Electric Co. 4.125%, 10/09/42 (a)	630,000	635,944
Hexcel Corp. 3.950%, 02/15/27	1,182,000	1,230,353
Ingersoll-Rand Luxembourg Finance S.A. 3.500%, 03/21/26	3,655,000	3,807,061

		5,673,358

Oil & Gas—2.1%
Canadian Natural Resources, Ltd. 4.950%, 06/01/47 (a)	2,750,000	3,250,881
Cenovus Energy, Inc.
4.250%, 04/15/27	1,353,000	1,410,740
5.400%, 06/15/47 (a)	2,397,000	2,700,237
Concho Resources, Inc. 3.750%, 10/01/27	3,853,000	4,005,473
Continental Resources, Inc. 4.375%, 01/15/28 (a)	975,000	1,007,434
Devon Energy Corp.
5.000%, 06/15/45	1,750,000	2,027,700
5.850%, 12/15/25 (a)	1,595,000	1,896,053
EQT Corp. 3.900%, 10/01/27 (a)	5,030,000	4,361,034
Hess Corp.
3.500%, 07/15/24	1,074,000	1,096,162
4.300%, 04/01/27	1,176,000	1,228,866
Marathon Petroleum Corp. 4.500%, 04/01/48	2,723,000	2,846,595
Noble Energy, Inc. 3.250%, 10/15/29	3,066,000	3,035,173
Occidental Petroleum Corp.
2.900%, 08/15/24	650,000	654,936
3.437%, 3M LIBOR + 1.250%, 08/13/21 (b)	1,995,000	2,006,959
3.637%, 3M LIBOR + 1.450%, 08/15/22 (b)	2,273,000	2,288,002
Valero Energy Corp.
4.000%, 04/01/29	1,705,000	1,812,535
6.625%, 06/15/37 (a)	905,000	1,171,575

		36,800,355

Pharmaceuticals—1.2%
Bayer U.S. Finance LLC
4.250%, 12/15/25 (144A)	3,237,000	3,455,888
4.625%, 06/25/38 (144A)	1,000,000	1,082,416

BHFTI-317

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Bristol-Myers Squibb Co.
3.200%, 06/15/26 (144A)	2,452,000	$2,570,749
3.400%, 07/26/29 (144A) (a)	7,607,000	8,133,525
CVS Health Corp. 5.050%, 03/25/48	2,000,000	2,274,465
Express Scripts Holding Co. 3.400%, 03/01/27	2,891,000	2,987,186
Merck & Co., Inc. 3.400%, 03/07/29	992,000	1,075,572

		21,579,801

Pipelines—1.7%
Enbridge, Inc. 6.000%, 3M LIBOR + 3.890%, 01/15/77 (b)	4,521,000	4,702,557
Energy Transfer Operating L.P.
4.050%, 03/15/25	2,257,000	2,360,760
5.250%, 04/15/29 (a)	750,000	846,057
Enterprise Products Operating LLC 5.375%, 3M LIBOR + 2.570%, 02/15/78 (b)	1,800,000	1,737,399
MPLX L.P.
4.500%, 04/15/38	5,263,000	5,458,179
ONEOK, Inc. 4.350%, 03/15/29	2,690,000	2,878,274
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	5,640,000	5,979,280
5.625%, 03/01/25	500,000	561,906
Williams Cos., Inc. (The)
4.000%, 09/15/25	4,000,000	4,229,072
4.850%, 03/01/48	1,200,000	1,287,784
5.400%, 03/04/44	555,000	622,237

		30,663,505

Real Estate Investment Trusts—3.0%
Alexandria Real Estate Equities, Inc.
4.000%, 01/15/24	418,000	446,050
4.500%, 07/30/29	540,000	610,839
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	444,000	462,364
American Tower Corp. 3.800%, 08/15/29	5,360,000	5,722,156
Boston Properties L.P.
2.900%, 03/15/30	1,400,000	1,393,177
4.500%, 12/01/28	2,671,000	3,038,974
Camden Property Trust
3.150%, 07/01/29	1,252,000	1,303,015
4.100%, 10/15/28	465,000	517,865
Crown Castle International Corp. 3.700%, 06/15/26	6,765,000	7,168,684
Digital Realty Trust L.P. 3.700%, 08/15/27	10,845,000	11,382,422
Duke Realty L.P. 3.375%, 12/15/27	1,449,000	1,511,945
Essex Portfolio L.P. 3.000%, 01/15/30	3,733,000	3,766,381

Real Estate Investment Trusts—(Continued)
Kimco Realty Corp. 3.700%, 10/01/49 (a)	3,214,000	3,150,787
Sabra Health Care L.P. / Sabra Capital Corp. 3.900%, 10/15/29	2,280,000	2,245,800
UDR, Inc. 3.200%, 01/15/30	1,935,000	1,993,251
Ventas Realty L.P. 3.500%, 02/01/25	1,740,000	1,822,203
Vornado Realty L.P. 3.500%, 01/15/25	3,000,000	3,097,724
Welltower, Inc. 3.625%, 03/15/24	3,805,000	3,995,280

		53,628,917

Retail—0.2%
Dollar Tree, Inc. 3.003%, 3M LIBOR + 0.700%, 04/17/20 (b)	3,000,000	3,000,539
Home Depot, Inc. (The) 5.950%, 04/01/41 (a)	990,000	1,417,832

		4,418,371

Semiconductors—0.1%
NXP B.V. / NXP Funding LLC 3.875%, 06/18/26 (144A)	1,660,000	1,745,600

Software—0.5%
Fidelity National Information Services, Inc. 3.750%, 05/21/29	1,823,000	1,978,043
Fiserv, Inc. 3.200%, 07/01/26	5,340,000	5,532,208
Microsoft Corp. 4.100%, 02/06/37	1,000,000	1,186,067

		8,696,318

Telecommunications—1.8%
AT&T, Inc.
4.100%, 02/15/28	5,542,000	6,001,459
4.125%, 02/17/26 (a)	1,986,000	2,145,011
4.300%, 02/15/30	1,972,000	2,170,292
4.300%, 12/15/42	1,951,000	2,037,121
4.750%, 05/15/46	1,676,000	1,859,792
4.850%, 03/01/39	2,500,000	2,833,777
Motorola Solutions, Inc. 4.600%, 02/23/28	1,418,000	1,531,309
Rogers Communications, Inc. 4.350%, 05/01/49	2,630,000	3,026,602
Telefonica Emisiones S.A.U. 5.213%, 03/08/47	3,054,000	3,557,612
Verizon Communications, Inc. 3.850%, 11/01/42	6,438,000	6,905,871

		32,068,846

BHFTI-318

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Transportation—0.4%
FedEx Corp. 4.100%, 02/01/45	1,600,000	$1,580,544
Kansas City Southern 4.700%, 05/01/48	4,470,000	5,342,142

		6,922,686

Total Corporate Bonds & Notes (Cost $550,213,355)		576,259,614

Common Stocks—28.3%

Aerospace & Defense—0.1%
Boeing Co. (The)	1,100	418,517
Curtiss-Wright Corp.	1,300	168,181
L3Harris Technologies, Inc.	1,733	361,573

		948,271

Air Freight & Logistics—0.1%
C.H. Robinson Worldwide, Inc.	12,600	1,068,228
Expeditors International of Washington, Inc.	13,547	1,006,406
Royal Mail plc	32,332	84,138

		2,158,772

Airlines—0.0%
ANA Holdings, Inc.	10,300	346,384
Delta Air Lines, Inc.	3,700	213,120
Singapore Airlines, Ltd.	32,100	212,508

		772,012

Auto Components—0.3%
Cie Generale des Etablissements Michelin	3,624	404,982
Faurecia S.A.	3,487	165,781
FCC Co., Ltd.	9,100	176,278
Gentex Corp.	34,344	945,662
Hankook Tire & Technology Co., Ltd.	6,349	170,401
Hyundai Mobis Co., Ltd.	1,149	242,699
Keihin Corp.	10,400	153,625
Lear Corp.	4,000	471,600
Linamar Corp.	4,800	156,045
Magna International, Inc.	13,300	708,945
Martinrea International, Inc.	1,529	13,180
NHK Spring Co., Ltd.	25,600	196,681
Nissin Kogyo Co., Ltd.	5,800	81,755
Nokian Renkaat Oyj	21,567	608,908
Sumitomo Electric Industries, Ltd.	38,900	496,817
Tokai Rika Co., Ltd.	4,400	74,933
Topre Corp.	4,300	68,253
Toyota Boshoku Corp.	17,500	246,375
TS Tech Co., Ltd.	2,800	85,703
Unipres Corp.	4,500	71,035
Xinyi Glass Holdings, Ltd.	382,000	422,093

		5,961,751

Automobiles—0.1%
Fiat Chrysler Automobiles NV	13,793	178,716
Honda Motor Co., Ltd.	28,900	752,387
Isuzu Motors, Ltd.	19,000	210,861
Mahindra & Mahindra, Ltd. (GDR)	27,887	216,124
Mazda Motor Corp.	11,700	104,653
Nissan Motor Co., Ltd.	43,900	274,894
Peugeot S.A.	13,345	333,304
Suzuki Motor Corp.	6,000	254,865
Yamaha Motor Co., Ltd.	5,600	102,128

		2,427,932

Banks—2.2%
Awa Bank, Ltd. (The)	3,400	77,093
Axis Bank, Ltd. (GDR)	4,108	200,060
Banco Bilbao Vizcaya Argentaria S.A.	88,853	463,574
Banco de Chile (ADR)	11,921	334,980
Bangkok Bank PCL	37,500	212,832
Bank Central Asia Tbk PT	298,900	639,334
Bank Leumi Le-Israel B.M.	35,696	254,081
Bank of America Corp.	65,000	1,896,050
Bank of China, Ltd. - Class H	936,000	368,837
Bank of Ireland Group plc	26,244	104,306
Barclays plc	384,997	711,494
BB&T Corp.	8,800	469,656
BDO Unibank, Inc.	53,480	147,416
BNP Paribas S.A.	16,255	792,541
BOC Hong Kong Holdings, Ltd.	121,500	414,583
Cadence BanCorp (a)	13,200	231,528
Chiba Bank, Ltd. (The) (a)	62,000	320,797
China Construction Bank Corp. - Class H	662,000	503,414
Citigroup, Inc.	29,900	2,065,492
Citizens Financial Group, Inc.	20,600	728,622
Comerica, Inc.	12,100	798,479
Credit Agricole S.A.	15,813	192,282
Dah Sing Financial Holdings, Ltd.	14,400	53,313
DBS Group Holdings, Ltd.	56,700	1,021,934
Erste Group Bank AG (c)	12,762	422,496
First Interstate BancSystem, Inc. - Class A	3,100	124,744
Hachijuni Bank, Ltd. (The)	61,600	252,115
Hang Seng Bank, Ltd.	31,800	687,988
HSBC Holdings plc	303,189	2,329,423
ICICI Bank, Ltd. (ADR)	16,688	203,260
Industrial & Commercial Bank of China, Ltd. - Class H	197,000	131,544
ING Groep NV	50,137	525,568
Israel Discount Bank, Ltd. - Class A	30,605	134,630
Iyo Bank, Ltd. (The)	25,400	133,416
Japan Post Bank Co., Ltd.	50,300	488,921
JPMorgan Chase & Co.	42,800	5,037,132
Krung Thai Bank PCL (NVDR)	495,100	278,428
M&T Bank Corp.	5,800	916,226
Malayan Banking Bhd	238,500	485,121
Mediobanca S.p.A.	59,498	650,400
Mitsubishi UFJ Financial Group, Inc.	129,800	661,549
Mizuho Financial Group, Inc.	610,000	937,897

BHFTI-319

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
OTP Bank	6,523	$271,777
Oversea-Chinese Banking Corp., Ltd.	78,500	618,648
PNC Financial Services Group, Inc. (The)	10,600	1,485,696
Prosperity Bancshares, Inc.	3,500	247,205
Public Bank Bhd	81,500	390,959
Raiffeisen Bank International AG	4,630	107,620
Royal Bank of Scotland Group plc	252,229	644,451
Shizuoka Bank, Ltd. (The)	51,000	382,074
Societe Generale S.A.	16,599	455,397
Standard Chartered plc	84,054	706,648
Sumitomo Mitsui Financial Group, Inc.	20,300	697,264
U.S. Bancorp	7,600	420,584
UniCredit S.p.A.	37,793	446,486
United Overseas Bank, Ltd.	36,100	668,762
Wells Fargo & Co.	75,000	3,783,000

		38,730,127

Beverages—0.7%
Brown-Forman Corp. - Class B (a)	5,400	339,012
Coca-Cola Amatil, Ltd.	22,142	159,327
Coca-Cola Co. (The)	74,036	4,030,520
Diageo plc	43,254	1,769,960
Heineken NV	4,822	521,426
Monster Beverage Corp. (c)	9,900	574,794
PepsiCo, Inc.	28,994	3,975,078
Suntory Beverage & Food, Ltd.	8,400	359,265

		11,729,382

Biotechnology—0.5%
AbbVie, Inc.	41,058	3,108,912
Amgen, Inc.	15,760	3,049,717
Biogen, Inc. (c)	4,500	1,047,690
Gilead Sciences, Inc.	20,600	1,305,628

		8,511,947

Building Products—0.2%
Allegion plc	10,400	1,077,960
Asahi Glass Co., Ltd.	6,400	199,701
Assa Abloy AB - Class B	43,232	963,074
CSW Industrials, Inc.	1,300	89,739
dormakaba Holding AG (c)	633	408,174
Geberit AG	686	327,529

		3,066,177

Capital Markets—0.7%
Affiliated Managers Group, Inc.	7,800	650,130
Ameriprise Financial, Inc.	5,800	853,180
Bolsas y Mercados Espanoles SHMSF S.A.	9,103	229,978
CI Financial Corp.	53,800	784,960
Credit Suisse Group AG (c)	32,933	404,349
Daiwa Securities Group, Inc.	71,700	321,148
Deutsche Bank AG	56,103	420,268
Eaton Vance Corp.	16,100	723,373
FactSet Research Systems, Inc. (a)	2,000	485,940
Federated Investors, Inc. - Class B	13,300	431,053

Capital Markets—(Continued)
Franklin Resources, Inc. (a)	28,000	808,080
Goldman Sachs Group, Inc. (The)	5,090	1,054,801
IG Group Holdings plc	52,667	390,036
Invesco, Ltd. (a)	16,000	271,040
Moody’s Corp.	5,400	1,106,082
Morgan Stanley	22,400	955,808
MSCI, Inc.	39	8,492
Partners Group Holding AG	452	346,727
Platinum Asset Management, Ltd.	38,615	110,671
Raymond James Financial, Inc.	7,200	593,712
S&P Global, Inc.	3,100	759,438
Singapore Exchange, Ltd.	34,500	211,727
T. Rowe Price Group, Inc.	6,100	696,925

		12,617,918

Chemicals—0.3%
ADEKA Corp.	5,500	68,657
Air Products & Chemicals, Inc.	1,800	399,348
Celanese Corp.	1,900	232,351
Chr Hansen Holding A/S	3,192	271,009
Covestro AG	4,030	199,411
Daicel Corp.	35,000	297,785
Eastman Chemical Co.	8,300	612,789
EMS-Chemie Holding AG	459	286,058
Huntsman Corp.	5,400	125,604
Lotte Chemical Corp.	638	125,317
LyondellBasell Industries NV - Class A	1,900	169,993
Mitsubishi Chemical Holdings Corp.	37,600	269,478
Mitsubishi Gas Chemical Co., Inc.	8,000	107,526
Mitsui Chemicals, Inc.	5,700	128,473
Petronas Chemicals Group Bhd	91,400	164,759
Shikoku Chemicals Corp.	2,000	21,103
Showa Denko KK	3,000	79,070
Sumitomo Seika Chemicals Co., Ltd.	1,300	38,587
Tosoh Corp.	12,400	165,069
Ube Industries, Ltd.	9,100	184,849
Victrex plc	20,590	546,565
Zeon Corp.	19,900	244,103

		4,737,904

Commercial Services & Supplies—0.4%
Brady Corp. - Class A	2,300	122,015
Cintas Corp.	2,100	563,010
Copart, Inc. (c)	5,300	425,749
Dai Nippon Printing Co., Ltd.	9,800	254,711
Deluxe Corp.	9,700	476,852
Ennis, Inc.	3,800	76,798
MSA Safety, Inc.	400	43,644
Republic Services, Inc.	10,173	880,473
Secom Co., Ltd.	7,900	723,180
Societe BIC S.A.	6,774	454,981
Transcontinental, Inc. - Class A	18,900	220,834
Waste Management, Inc.	18,991	2,183,965

		6,426,212

BHFTI-320

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—0.3%
Cisco Systems, Inc.	82,024	$4,052,806
F5 Networks, Inc. (c)	2,437	342,203
Ituran Location and Control, Ltd.	6,700	166,093
Motorola Solutions, Inc.	5,563	947,991
Nokia Oyj	55,292	280,206

		5,789,299

Construction & Engineering—0.0%
Larsen & Toubro, Ltd. (GDR)	13,846	287,997
Nichireki Co., Ltd.	2,000	20,496
Obayashi Corp.	19,000	190,179
Taisei Corp.	6,000	233,612

		732,284

Consumer Finance—0.1%
Capital One Financial Corp.	9,300	846,114
Synchrony Financial	23,300	794,297

		1,640,411

Containers & Packaging—0.1%
Packaging Corp. of America (a)	7,500	795,750
Rengo Co., Ltd.	22,000	159,234
Sonoco Products Co.	4,160	242,154

		1,197,138

Distributors—0.0%
Jardine Cycle & Carriage, Ltd.	6,700	145,847

Diversified Consumer Services—0.1%
H&R Block, Inc. (a)	46,100	1,088,882

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (c)	7,187	1,495,040
ORIX Corp.	20,800	311,284
RMB Holdings, Ltd.	19,340	95,961

		1,902,285

Diversified Telecommunication Services—0.8%
AT&T, Inc.	50,791	1,921,931
BCE, Inc.	9,791	473,569
China Telecom Corp., Ltd. - Class H	696,000	318,049
Chunghwa Telecom Co., Ltd. (ADR)	16,790	599,235
Deutsche Telekom AG	48,214	809,394
Elisa Oyj	9,375	483,313
HKT Trust & HKT, Ltd.	161,000	255,980
Nippon Telegraph & Telephone Corp.	56,300	2,692,756
Orange S.A.	28,083	440,801
Proximus SADP	8,117	241,161
Singapore Telecommunications, Ltd.	363,200	817,556
Swisscom AG	2,032	1,002,217
Telekomunikasi Indonesia Persero Tbk PT	636,400	192,244
Telenor ASA	41,577	834,242
Verizon Communications, Inc.	38,958	2,351,505

		13,433,953

Electric Utilities—0.5%
American Electric Power Co., Inc.	4,680	438,469
Chubu Electric Power Co., Inc.	6,500	94,145
CK Infrastructure Holdings, Ltd.	37,500	251,524
CLP Holdings, Ltd.	47,500	497,357
Duke Energy Corp.	8,630	827,272
Enel S.p.A.	98,413	735,331
Exelon Corp.	10,300	497,593
NextEra Energy, Inc.	3,842	895,148
Power Assets Holdings, Ltd.	48,000	322,621
PPL Corp.	7,800	245,622
Red Electrica Corp. S.A.	83,290	1,690,871
Southern Co. (The)	14,015	865,707
Terna Rete Elettrica Nazionale S.p.A.	69,488	446,273
Tokyo Electric Power Co. Holdings, Inc. (c)	14,700	71,969
Xcel Energy, Inc.	11,792	765,183

		8,645,085

Electrical Equipment—0.5%
AMETEK, Inc.	15,100	1,386,482
Emerson Electric Co.	31,100	2,079,346
GrafTech International, Ltd.	16,700	213,760
Hubbell, Inc.	8,500	1,116,900
Legrand S.A.	15,950	1,139,261
Rockwell Automation, Inc.	6,100	1,005,280
Schneider Electric SE	26,948	2,363,352

		9,304,381

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A	9,400	907,100
FLIR Systems, Inc.	11,400	599,526
Hitachi, Ltd.	12,000	449,390
Keyence Corp.	1,300	809,949

		2,765,965

Energy Equipment & Services—0.0%
CARBO Ceramics, Inc. (a) (c)	9,500	22,800
Diamond Offshore Drilling, Inc. (a) (c)	15,800	87,848
Enerflex, Ltd.	10,400	91,216
Liberty Oilfield Services, Inc. - Class A (a)	8,400	90,972
Mammoth Energy Services, Inc.	3,300	8,184
Noble Corp. plc (a) (c)	41,000	52,070
Precision Drilling Corp. (c)	61,000	69,985
ProPetro Holding Corp. (a) (c)	5,300	48,177
TGS Nopec Geophysical Co. ASA	13,090	333,367

		804,619

Entertainment—0.2%
Daiichikosho Co., Ltd.	3,400	157,101
Viacom, Inc. - Class B	16,900	406,107
Walt Disney Co. (The)	16,600	2,163,312

		2,726,520

Equity Real Estate Investment Trusts—0.9%
American Tower Corp.	811	179,336
Apple Hospitality REIT, Inc.	54,100	896,978

BHFTI-321

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
AvalonBay Communities, Inc.	2,567	$552,752
Camden Property Trust	1,209	134,211
CapitaLand Commercial Trust, Ltd.	137,800	206,222
CapitaLand Mall Trust	132,000	251,304
Crown Castle International Corp.	2,354	327,230
Daiwa House REIT Investment Corp.	96	269,942
Duke Realty Corp.	3,735	126,878
Equity Residential	3,834	330,721
Essex Property Trust, Inc.	2,211	722,223
Extra Space Storage, Inc.	953	111,330
HCP, Inc.	6,468	230,455
Highwoods Properties, Inc.	5,700	256,158
Host Hotels & Resorts, Inc.	53,800	930,202
Japan Prime Realty Investment Corp.	47	223,103
Japan Real Estate Investment Corp.	62	415,755
Japan Retail Fund Investment Corp.	140	296,007
Kimco Realty Corp.	19,500	407,160
Liberty Property Trust	4,216	216,407
Life Storage, Inc.	3,100	326,771
Link REIT	33,500	367,778
LTC Properties, Inc.	2,660	136,245
National Retail Properties, Inc.	7,318	412,735
Nippon Building Fund, Inc.	61	468,437
Nippon Prologis REIT, Inc.	96	262,897
Nomura Real Estate Master Fund, Inc.	189	341,263
Park Hotels & Resorts, Inc.	38,100	951,357
Public Storage	5,393	1,322,741
Realty Income Corp.	2,390	183,265
Regency Centers Corp.	5,600	389,144
RLJ Lodging Trust	7,500	127,425
Simon Property Group, Inc.	8,200	1,276,330
Tanger Factory Outlet Centers, Inc. (a)	10,600	164,088
UDR, Inc.	6,113	296,358
United Urban Investment Corp.	151	289,203
Ventas, Inc.	2,455	179,289
Weingarten Realty Investors	9,000	262,170
Welltower, Inc.	1,720	155,918
WP Carey, Inc.	4,040	361,580

		15,359,368

Food & Staples Retailing—0.1%
Costco Wholesale Corp.	1,237	356,392
Koninklijke Ahold Delhaize NV	14,364	359,322
Sysco Corp.	4,550	361,270
Walmart, Inc.	6,568	779,490
Woolworths Group, Ltd.	17,020	428,810

		2,285,284

Food Products—0.7%
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	48	354,424
Hershey Co. (The)	9,213	1,427,923
Hormel Foods Corp.	12,740	557,120
Ingredion, Inc.	4,600	376,004
Kellogg Co.	6,277	403,925
Kerry Group plc - Class A	3,994	468,797

Food Products—(Continued)
Lamb Weston Holdings, Inc.	17,300	1,258,056
Lancaster Colony Corp.	1,200	166,380
McCormick & Co., Inc.	2,861	447,174
Mitsui Sugar Co., Ltd.	6,000	123,877
Nestle S.A.	49,613	5,381,725
Toyo Suisan Kaisha, Ltd.	7,400	296,554
Want Want China Holdings, Ltd.	372,000	296,195

		11,558,154

Gas Utilities—0.1%
Atmos Energy Corp.	1,100	125,279
GAIL India, Ltd. (GDR)	16,050	178,155
Hong Kong & China Gas Co., Ltd.	304,000	590,451
Italgas S.p.A.	29,971	193,618
Osaka Gas Co., Ltd.	19,900	382,020
Snam S.p.A.	77,219	390,419
Tokyo Gas Co., Ltd.	8,600	217,428

		2,077,370

Health Care Equipment & Supplies—0.6%
Abbott Laboratories	4,500	376,515
Baxter International, Inc.	10,706	936,454
Danaher Corp.	12,759	1,842,782
Hoya Corp.	8,300	677,585
IDEXX Laboratories, Inc. (c)	1,100	299,123
Medtronic plc	27,373	2,973,255
Smith & Nephew plc	46,830	1,128,046
Stryker Corp.	6,400	1,384,320
Varian Medical Systems, Inc. (c)	8,100	964,629

		10,582,709

Health Care Providers & Services—0.2%
Bangkok Dusit Medical Services PCL (NVDR)	370,100	292,837
IHH Healthcare Bhd	108,500	147,215
Quest Diagnostics, Inc.	18,500	1,980,055
UnitedHealth Group, Inc.	6,100	1,325,652

		3,745,759

Health Care Technology—0.0%
Cerner Corp.	3,000	204,510

Hotels, Restaurants & Leisure—0.4%
Choice Hotels International, Inc. (a)	3,100	275,776
Compass Group plc	15,978	411,109
McDonald’s Corp.	14,759	3,168,905
McDonald’s Holdings Co. Japan, Ltd.	6,800	329,009
Oriental Land Co., Ltd.	4,500	684,585
Playtech plc	25,015	131,311
Sands China, Ltd.	107,600	491,283
Starbucks Corp.	22,827	2,018,363
Yum! Brands, Inc.	3,315	376,021

		7,886,362

BHFTI-322

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—0.1%
Barratt Developments plc	15,210	$121,222
Bellway plc	5,148	211,789
Garmin, Ltd.	14,307	1,211,660
Nikon Corp.	10,600	133,182
NVR, Inc. (c)	60	223,041
Persimmon plc	11,098	296,214
PulteGroup, Inc.	4,000	146,200
Taylor Wimpey plc	128,835	255,824

		2,599,132

Household Products—0.7%
Church & Dwight Co., Inc.	16,599	1,248,909
Clorox Co. (The)	9,822	1,491,667
Colgate-Palmolive Co.	24,632	1,810,698
Kimberly-Clark Corp.	17,997	2,556,474
Procter & Gamble Co. (The)	40,973	5,096,222
Unilever Indonesia Tbk PT	58,000	190,303

		12,394,273

Independent Power and Renewable Electricity Producers—0.0%
TransAlta Renewables, Inc.	18,400	189,298
West Holdings Corp.	8,000	98,730

		288,028

Industrial Conglomerates—0.4%
3M Co. (a)	16,600	2,729,040
Honeywell International, Inc.	9,200	1,556,640
Jardine Matheson Holdings, Ltd.	5,300	284,274
LG Corp.	2,619	153,383
Roper Technologies, Inc.	3,000	1,069,800
Smiths Group plc	39,249	757,391

		6,550,528

Insurance—1.2%
Aegon NV	47,686	198,310
Aflac, Inc.	3,600	188,352
Alleghany Corp. (c)	597	476,263
Allstate Corp. (The)	4,986	541,878
American Equity Investment Life Holding Co.	5,394	130,535
American Financial Group, Inc.	10,400	1,121,640
American National Insurance Co.	1,312	162,334
Aon plc	1,833	354,814
Arch Capital Group, Ltd. (c)	16,184	679,404
ASR Nederland NV	19,915	735,906
Assicurazioni Generali S.p.A.	22,694	440,102
Athene Holding, Ltd. - Class A (c)	21,200	891,672
Aviva plc	243,361	1,193,466
Chubb, Ltd.	3,813	615,571
Cincinnati Financial Corp.	1,777	207,323
Direct Line Insurance Group plc	84,528	311,786
Everest Re Group, Ltd.	1,195	317,978
Globe Life, Inc.	2,900	277,704
Intact Financial Corp.	6,440	648,156
Japan Post Holdings Co., Ltd.	66,600	615,052
Legal & General Group plc	288,774	881,727

Insurance—(Continued)
Lincoln National Corp.	27,200	1,640,704
Manulife Financial Corp.	79,100	1,450,828
Markel Corp. (a) (c)	471	556,675
Marsh & McLennan Cos., Inc.	6,751	675,438
National Western Life Group, Inc. - Class A	300	80,511
NN Group NV	22,257	790,146
Principal Financial Group, Inc.	22,365	1,277,936
Progressive Corp. (The)	4,025	310,931
Prudential Financial, Inc.	7,400	665,630
RenaissanceRe Holdings, Ltd.	1,061	205,250
Swiss Re AG	9,891	1,032,219
Travelers Cos., Inc. (The)	3,273	486,662
Unum Group	19,600	582,512
W.R. Berkley Corp	7,502	541,869
Zurich Insurance Group AG	1,644	629,085

		21,916,369

Interactive Media & Services—0.7%
Alphabet, Inc. - Class A (c)	3,400	4,151,876
Alphabet, Inc. - Class C (c)	3,860	4,705,340
Auto Trader Group plc	98,943	620,335
Facebook, Inc. - Class A (c)	17,600	3,134,208
Rightmove plc	62,695	424,360

		13,036,119

Internet & Direct Marketing Retail—0.4%
Amazon.com, Inc. (c)	3,225	5,598,310
Booking Holdings, Inc. (c)	100	196,261
eBay, Inc.	33,100	1,290,238

		7,084,809

IT Services—1.5%
Accenture plc - Class A	2,000	384,700
Amdocs, Ltd.	23,003	1,520,728
Automatic Data Processing, Inc.	11,688	1,886,677
Broadridge Financial Solutions, Inc.	9,775	1,216,303
CGI, Inc. (c)	7,800	616,770
Cognizant Technology Solutions Corp. - Class A	27,200	1,639,208
Computershare, Ltd.	44,205	484,840
DXC Technology Co.	7,000	206,500
Fidelity National Information Services, Inc.	8,916	1,183,688
Fiserv, Inc. (c)	18,173	1,882,541
Global Payments, Inc.	1,372	218,148
Infosys, Ltd. (ADR) (a)	80,644	916,922
International Business Machines Corp.	24,767	3,601,617
Jack Henry & Associates, Inc.	3,563	520,091
MasterCard, Inc. - Class A	7,412	2,012,877
Nomura Research Institute, Ltd.	32,400	646,927
NTT Data Corp.	21,000	272,394
Paychex, Inc. (a)	21,589	1,786,922
PayPal Holdings, Inc. (c)	15,400	1,595,286
Visa, Inc. - Class A (a)	25,739	4,427,365
Wipro, Ltd. (ADR)	85,983	313,838

		27,334,342

BHFTI-323

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—0.0%
Mizuno Corp.	1,100	$28,613

Life Sciences Tools & Services—0.2%
Mettler-Toledo International, Inc. (c)	700	493,080
Thermo Fisher Scientific, Inc.	5,300	1,543,731
Waters Corp. (c)	4,200	937,566

		2,974,377

Machinery—0.7%
Allison Transmission Holdings, Inc.	26,880	1,264,704
Atlas Copco AB - A Shares	24,622	758,002
Caterpillar, Inc.	2,100	265,251
Cummins, Inc.	6,100	992,287
Donaldson Co., Inc. (a)	8,700	453,096
Dover Corp.	4,500	448,020
Epiroc AB - Class A	20,123	218,468
Fortive Corp.	13,400	918,704
Graco, Inc.	8,400	386,736
Hirano Tecseed Co., Ltd.	5,700	68,271
Hosokawa Micron Corp.	1,900	66,161
IDEX Corp.	3,629	594,721
Illinois Tool Works, Inc.	8,800	1,377,112
IMI plc	26,630	314,663
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,000	72,473
Lincoln Electric Holdings, Inc.	6,500	563,940
Parker-Hannifin Corp.	3,600	650,196
Schindler Holding AG (Participation Certificate)	1,140	255,139
SKF AB - B Shares	11,122	184,055
Snap-on, Inc.	4,400	688,776
Spirax-Sarco Engineering plc	1,241	119,701
Sumitomo Heavy Industries, Ltd.	3,600	107,444
Tocalo Co., Ltd.	17,700	147,382
Toro Co. (The)	1,485	108,850
Volvo AB - B Shares	17,829	250,391
Zardoya Otis S.A.	68,050	461,921

		11,736,464

Marine—0.0%
Kuehne & Nagel International AG	2,771	408,412

Media—0.3%
AMC Networks, Inc. - Class A (a) (c)	6,900	339,204
CBS Corp. - Class B	8,900	359,293
Comcast Corp. - Class A	29,434	1,326,885
Discovery, Inc. - Class A (a) (c)	10,200	271,626
Fox Corp. - Class A	22,200	700,077
Fuji Media Holdings, Inc.	9,100	117,696
ITV plc	156,297	241,421
Mediaset Espana Comunicacion S.A.	31,263	201,476
Metropole Television S.A.	16,471	270,287
Omnicom Group, Inc.	5,700	446,310
ProSiebenSat.1 Media SE	17,564	241,763
Publicis Groupe S.A.	23,801	1,170,180
RTL Group S.A.	5,041	242,631
SKY Network Television, Ltd.	27,790	19,491

Media—(Continued)
SKY Perfect JSAT Holdings, Inc.	17,600	71,461
Tokyo Broadcasting System Holdings, Inc.	4,500	73,292

		6,093,093

Metals & Mining—1.0%
Agnico Eagle Mines, Ltd.	20,560	1,101,830
Alamos Gold, Inc. - Class A	19,134	111,206
Anglo American plc	31,608	728,168
AngloGold Ashanti, Ltd.	20,356	374,157
Argonaut Gold, Inc. (c)	45,200	71,646
B2Gold Corp. (c)	48,432	157,559
Barrick Gold Corp.	122,158	2,113,342
BHP Group plc	31,171	666,651
BHP Group, Ltd.	43,271	1,071,283
Centamin plc	53,258	82,456
Centerra Gold, Inc. (c)	56,475	479,985
Coeur Mining, Inc. (c)	10,720	51,563
Detour Gold Corp. (c)	8,657	127,093
Eldorado Gold Corp. (c)	15,782	122,220
Endeavour Mining Corp. (c)	3,685	70,426
Evolution Mining, Ltd.	51,922	157,626
Ferrexpo plc	23,500	46,622
Fortescue Metals Group, Ltd.	45,339	271,917
Franco-Nevada Corp.	7,094	646,403
Gold Fields, Ltd.	40,053	198,633
Harmony Gold Mining Co., Ltd. (c)	22,497	63,594
IAMGOLD Corp. (c)	22,809	77,818
Kinross Gold Corp. (c)	60,802	279,950
Kirkland Lake Gold, Ltd.	9,125	408,777
Leagold Mining Corp. (c)	11,182	21,607
New Gold, Inc. (c)	28,115	28,224
Newcrest Mining, Ltd.	37,766	880,494
Newmont Goldcorp Corp.	63,691	2,415,163
Northern Star Resources, Ltd.	30,523	225,420
OceanaGold Corp.	30,535	79,746
Perseus Mining, Ltd. (c)	275,211	129,143
Petropavlovsk plc (c)	142,850	16,984
Polymetal International plc	25,007	350,738
Polyus PJSC (GDR)	3,170	183,067
Pretium Resources, Inc. (c)	8,466	97,578
Regis Resources, Ltd.	23,079	75,737
Resolute Mining, Ltd. (c)	41,778	39,628
Rio Tinto plc	22,196	1,152,905
Rio Tinto, Ltd.	15,744	990,190
Saracen Mineral Holdings, Ltd. (c)	37,672	86,972
SEMAFO, Inc. (c)	16,411	52,645
SSR Mining, Inc. (c)	5,974	86,622
St. Barbara, Ltd.	34,171	66,366
Sumitomo Metal Mining Co., Ltd.	6,700	208,955
Teck Resources, Ltd. - Class B	13,817	224,017
Torex Gold Resources, Inc. (c)	4,181	51,819
Yamana Gold, Inc.	46,595	147,714
Zhaojin Mining Industry Co., Ltd. - Class H	50,000	57,445

		17,150,104

BHFTI-324

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—0.0%
AGNC Investment Corp.	20,828	$335,123
Annaly Capital Management, Inc. (a)	48,474	426,571

		761,694

Multi-Utilities—0.1%
Centrica plc	148,870	134,972
Consolidated Edison, Inc.	11,500	1,086,405
Dominion Energy, Inc.	7,354	595,968
WEC Energy Group, Inc.	8,440	802,644

		2,619,989

Multiline Retail—0.1%
Dollar General Corp.	2,902	461,244
Dollarama, Inc.	10,200	365,163
Kohl’s Corp.	3,200	158,912
Lifestyle International Holdings, Ltd.	136,500	142,586
Next plc	7,566	575,488
Pan Pacific International Holdings Corp.	29,300	489,224

		2,192,617

Oil, Gas & Consumable Fuels—1.2%
Antero Resources Corp. (c)	6,800	20,536
Beach Energy, Ltd.	100,606	173,080
Bonavista Energy Corp.	63,100	29,053
BP plc	62,657	396,155
Cabot Oil & Gas Corp.	10,400	182,728
Callon Petroleum Co. (a) (c)	10,200	44,268
Chevron Corp.	18,681	2,215,567
ConocoPhillips	3,000	170,940
DNO ASA	151,919	217,989
Eni S.p.A.	76,395	1,166,758
Equinor ASA	59,780	1,133,950
Exxon Mobil Corp.	28,908	2,041,194
Galp Energia SGPS S.A.	51,358	772,507
Gaztransport Et Technigaz S.A.	1,829	181,261
Gulfport Energy Corp. (a) (c)	11,800	31,978
HollyFrontier Corp.	2,000	107,280
Husky Energy, Inc.	13,900	97,783
Imperial Oil, Ltd.	8,100	210,930
Inpex Corp.	81,100	739,797
Japan Petroleum Exploration Co., Ltd.	8,600	217,008
JXTG Holdings, Inc.	14,900	67,584
Lukoil PJSC (ADR)	3,155	261,013
OMV AG	15,271	818,118
Parex Resources, Inc. (c)	9,700	148,628
PTT Exploration & Production PCL (NVDR)	35,400	140,499
Reliance Industries, Ltd. (GDR) (144A) (d)	5,288	197,242
Repsol S.A.	59,179	923,087
Royal Dutch Shell plc - A Shares	87,523	2,558,316
Royal Dutch Shell plc - B Shares	58,389	1,715,296
Suncor Energy, Inc.	25,200	794,889
Surge Energy, Inc. (a)	44,300	37,785
Tatneft PJSC (ADR)	2,296	146,600
Tethys Oil AB	14,217	112,823

Oil, Gas & Consumable Fuels—(Continued)
Total Gabon	33	4,959
Total S.A.	46,651	2,428,647
Tullow Oil plc	55,852	146,325
Whiting Petroleum Corp. (a) (c)	5,649	45,362
Woodside Petroleum, Ltd.	6,129	134,537

		20,832,472

Paper & Forest Products—0.1%
Mondi plc	38,585	738,845
OJI Holdings Corp.	79,200	371,728

		1,110,573

Personal Products—0.4%
Beiersdorf AG	1,403	165,539
Estee Lauder Cos., Inc. (The) - Class A	4,400	875,380
Hengan International Group Co., Ltd.	34,000	222,022
L’Oreal S.A.	4,545	1,273,547
Unilever NV	30,698	1,844,584
Unilever plc	32,739	1,968,544
USANA Health Sciences, Inc. (c)	3,200	218,848

		6,568,464

Pharmaceuticals—2.4%
Astellas Pharma, Inc.	176,200	2,518,174
Bristol-Myers Squibb Co.	46,300	2,347,873
Dr Reddy’s Laboratories, Ltd. (ADR)	5,869	222,376
Eli Lilly & Co.	22,817	2,551,625
GlaxoSmithKline plc	162,872	3,486,371
Innoviva, Inc. (a) (c)	6,200	65,348
Jazz Pharmaceuticals plc (c)	2,300	294,722
Johnson & Johnson	50,979	6,595,663
Merck & Co., Inc.	56,956	4,794,556
Mylan NV (c)	38,400	759,552
Novartis AG	43,637	3,788,359
Novo Nordisk A/S - Class B	38,566	1,991,357
Otsuka Holdings Co., Ltd.	7,100	265,571
Pfizer, Inc.	121,626	4,370,022
Recordati S.p.A.	18,856	809,365
Roche Holding AG	16,096	4,693,998
Sanofi	27,284	2,530,005
SIGA Technologies, Inc. (a) (c)	13,100	67,072

		42,152,009

Professional Services—0.3%
Adecco Group AG	3,289	181,924
Bureau Veritas S.A.	23,249	560,611
Experian plc	6,589	210,509
Intertek Group plc	15,506	1,044,065
RELX plc	70,061	1,662,241
Robert Half International, Inc.	3,700	205,942
Wolters Kluwer NV	16,134	1,178,374

		5,043,666

BHFTI-325

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—0.2%
CK Asset Holdings, Ltd.	147,000	$1,001,007
Daiwa House Industry Co., Ltd.	20,900	680,977
Hang Lung Group, Ltd.	45,000	112,403
Kerry Properties, Ltd.	80,500	249,129
Newmark Group, Inc. - Class A	14,000	126,840
Sun Hung Kai Properties, Ltd.	34,000	491,538
Swiss Prime Site AG (c)	2,949	288,756
Wharf Real Estate Investment Co., Ltd.	52,000	285,082
Wheelock & Co., Ltd.	44,000	250,793

		3,486,525

Road & Rail—0.5%
BTS Group Holdings PCL (NVDR)	695,800	304,846
Canadian National Railway Co.	19,600	1,759,909
Central Japan Railway Co.	9,300	1,919,571
Landstar System, Inc.	8,200	923,156
MTR Corp., Ltd.	83,500	466,352
Nagoya Railroad Co., Ltd.	8,800	263,808
Norfolk Southern Corp.	6,500	1,167,790
Seino Holdings Co., Ltd.	14,800	185,215
Tobu Railway Co., Ltd.	10,200	331,653
Union Pacific Corp.	7,800	1,263,444

		8,585,744

Semiconductors & Semiconductor Equipment—0.5%
Analog Devices, Inc.	3,400	379,882
Broadcom, Inc.	1,800	496,926
Dialog Semiconductor plc (c)	2,326	110,197
Globalwafers Co., Ltd.	22,000	224,109
Intel Corp.	76,100	3,921,433
Maxim Integrated Products, Inc.	12,800	741,248
Micron Technology, Inc. (c)	14,200	608,470
ON Semiconductor Corp. (c)	8,500	163,285
Siltronic AG	2,161	164,434
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	12,000	557,760
Texas Instruments, Inc.	7,200	930,528
United Microelectronics Corp.	287,000	124,345
Xilinx, Inc.	6,900	661,710

		9,084,327

Software—1.4%
Adobe, Inc. (c)	1,300	359,125
ANSYS, Inc. (c)	2,900	641,944
CDK Global, Inc.	3,700	177,933
Check Point Software Technologies, Ltd. (c)	11,800	1,292,100
Citrix Systems, Inc.	7,700	743,204
Dassault Systemes SE	3,981	567,123
Fair Isaac Corp. (c)	900	273,168
Intuit, Inc.	4,300	1,143,542
Micro Focus International plc	18,978	267,749
Microsoft Corp.	83,000	11,539,490
Open Text Corp.	8,800	358,948
Oracle Corp.	39,100	2,151,673

Software—(Continued)
Oracle Corp. Japan	8,900	775,890
Sage Group plc (The)	121,290	1,031,885
SAP SE	16,765	1,970,968
Software AG	4,479	123,074
Trend Micro, Inc.	3,100	148,114
VMware, Inc. - Class A	3,400	510,204

		24,076,134

Specialty Retail—0.6%
ABC-Mart, Inc.	8,500	540,418
AutoZone, Inc. (c)	981	1,064,012
Best Buy Co., Inc.	3,300	227,667
Buckle, Inc. (The) (a)	15,305	315,283
Cato Corp. (The) - Class A	6,100	107,421
Gap, Inc. (The)	11,600	201,376
Home Depot, Inc. (The)	14,481	3,359,882
Industria de Diseno Textil S.A.	21,950	679,929
Nitori Holdings Co., Ltd.	2,100	307,244
O’Reilly Automotive, Inc. (c)	1,500	597,765
Ross Stores, Inc.	10,003	1,098,830
Tiffany & Co. (a)	4,900	453,887
TJX Cos., Inc. (The)	34,048	1,897,835
Truworths International, Ltd.	25,029	87,653
USS Co., Ltd.	21,700	423,237

		11,362,439

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.	42,600	9,541,122
Brother Industries, Ltd.	8,300	151,481
Canon, Inc.	20,300	541,917
Catcher Technology Co., Ltd.	32,000	242,389
HP, Inc.	21,900	414,348
NEC Corp.	12,800	542,434
Samsung Electronics Co., Ltd.	13,504	550,962
Xerox Holdings Corp. (c)	26,400	789,624

		12,774,277

Textiles, Apparel & Luxury Goods—0.3%
Burberry Group plc	18,523	495,439
Capri Holdings, Ltd. (c)	5,500	182,380
Carter’s, Inc. (a)	2,100	191,541
Gildan Activewear, Inc.	4,700	166,807
Hermes International	1,264	874,269
LVMH Moet Hennessy Louis Vuitton SE (a)	3,886	1,546,898
Moncler S.p.A.	11,173	398,540
NIKE, Inc. - Class B	17,300	1,624,816
Tapestry, Inc.	5,500	143,275
VF Corp.	5,300	471,647

		6,095,612

Thrifts & Mortgage Finance—0.0%
Genworth MI Canada, Inc. (a)	13,207	524,352

BHFTI-326

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Tobacco—0.2%
Altria Group, Inc.	21,700	$887,530
Philip Morris International, Inc.	21,200	1,609,716
Swedish Match AB	6,137	253,873

		2,751,119

Trading Companies & Distributors—0.2%
Fastenal Co.	35,100	1,146,717
ITOCHU Corp.	32,300	669,566
Kanamoto Co., Ltd.	2,400	59,921
Mitsubishi Corp.	12,900	317,657
Mitsui & Co., Ltd.	12,700	208,675
MSC Industrial Direct Co., Inc. - Class A	7,000	507,710
Nishio Rent All Co., Ltd.	3,900	100,687
Sumitomo Corp.	28,700	450,224
Wakita & Co., Ltd.	17,200	170,025

		3,631,182

Transportation Infrastructure—0.1%
Aena SME S.A.	3,273	599,847
Airports of Thailand PCL (NVDR)	185,100	452,386
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	1,700	164,084
Westshore Terminals Investment Corp.	12,900	199,121

		1,415,438

Water Utilities—0.0%
Guangdong Investment, Ltd.	152,000	298,095

Wireless Telecommunication Services—0.3%
China Mobile, Ltd.	72,000	597,546
KDDI Corp.	70,600	1,845,493
Mobile TeleSystems PJSC (ADR)	28,700	232,470
NTT DoCoMo, Inc.	117,400	2,997,765
Vodacom Group, Ltd.	53,030	419,083

		6,092,357

Total Common Stocks (Cost $495,940,300)		503,018,338

Mutual Funds—16.6%

Investment Company Securities—16.6%
iShares Core S&P 500 ETF (a)	742,076	221,524,528
iShares MSCI Chile ETF (a)	5,360	200,678
iShares MSCI Taiwan ETF (a)	60,029	2,182,655
SPDR Bloomberg Barclays High Yield Bond ETF (a)	654,392	71,158,586

Total Mutual Funds (Cost $277,132,368)		295,066,447

Mortgage-Backed Securities—0.8%
Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—0.8%
Flagstar Mortgage Trust 3.500%, 10/25/47 (144A) (b)	2,335,046	2,372,899
JPMorgan Mortgage Trust
3.000%, 05/25/47 (144A) (b)	3,260,038	3,272,981
3.500%, 08/25/47 (144A) (b)	3,877,811	3,921,285
3.500%, 11/25/48 (144A) (b)	4,422,271	4,471,849

Total Mortgage-Backed Securities (Cost $14,046,866)		14,039,014

Asset-Backed Securities—0.3%

Asset-Backed - Other—0.3%
Towd Point Mortgage Trust
2.750%, 10/25/56 (144A) (b)	885,619	893,687
2.750%, 10/25/57 (144A) (b)	3,885,443	3,922,358

Total Asset-Backed Securities (Cost $4,787,254)		4,816,045

U.S. Treasury & Government Agencies—0.1%

U.S. Treasury—0.1%
U.S. Treasury Note 2.625%, 02/15/29 (Cost $2,080,700)	2,100,000	2,273,414

Preferred Stock—0.0%

Automobiles—0.0%
Porsche Automobil Holding SE (Cost $509,399)	7,981	519,214

Short-Term Investments—19.2%

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $68,919,866; collateralized by U.S. Treasury Notes at 2.375%, maturing 03/15/22, with a market value of $70,300,604.	68,918,335	68,918,335

U.S. Treasury—15.3%
U.S. Treasury Bills
2.005%, 12/05/19 (a) (e)	69,600,000	69,376,156
2.036%, 01/09/20 (e)	84,703,000	84,278,838
2.134%, 12/12/19 (a) (e)	60,176,000	59,961,623
2.336%, 11/21/19 (e)	59,480,000	59,328,536

		272,945,153

Total Short-Term Investments (Cost $341,698,295)		341,863,488

BHFTI-327

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (f)—7.5%

Security Description	Principal Amount*	Value

Certificates of Deposit—0.7%
Bank of Montreal (Chicago) 1.990%, SOFR + 0.170%, 02/07/20 (b)	1,000,000	$1,000,211
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (b)	2,000,000	2,000,370
Chiba Bank, Ltd. 2.250%, 10/17/19	1,000,000	1,000,052
Credit Industriel et Commercial 2.260%, 1M LIBOR + 0.160%, 01/03/20 (b)	1,000,000	999,874
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (b)	2,000,000	1,999,794
Nationwide Building Society Zero Coupon, 10/09/19	1,996,323	1,998,940
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (b)	3,000,000	3,000,699

		11,999,940

Commercial Paper—0.1%
Bank of China, Ltd. 2.470%, 10/11/19	994,099	999,289

Repurchase Agreements—6.1%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $1,106,381; collateralized by various Common Stock with an aggregate market value of $1,210,000.	1,100,000	1,100,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $1,006,210; collateralized by various Common Stock with an aggregate market value of $1,100,113.	1,000,000	1,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $4,008,439; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $4,800,320; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $4,896,003.	4,800,000	4,800,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $4,400,293; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $4,488,001.	4,400,000	4,400,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $7,345,081; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $7,491,608.	7,344,714	7,344,714
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $7,400,409; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $8,236,215.	7,400,000	7,400,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $20,007,856; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $22,228,150.	20,000,000	20,000,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $25,001,632; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $25,500,000.	25,000,000	25,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $5,000,274; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,555,310.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $5,000,275; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,555,310.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $3,501,361; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,888,717.	3,500,000	3,500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $3,501,361; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,888,717.	3,500,000	3,500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $9,403,656; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $10,443,982.	9,400,000	9,400,000

BHFTI-328

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (f) — (Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	$2,000,000

		108,444,714

Time Deposits—0.5%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	5,000,000	5,000,000
Nordea Bank New York 1.760%, 10/01/19	5,000,000	5,000,000

		10,000,000

Mutual Fund—0.1%
SSGA Institutional U.S. Government Money Market Fund 2.050% (g)	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $132,443,048)		132,443,943

Total Investments—105.2% (Cost $1,818,851,585)		1,870,299,517
Other assets and liabilities (net)—(5.2)%		(92,621,809)

Net Assets—100.0%		$1,777,677,708

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $130,107,998 and the collateral received consisted of cash in the amount of $132,435,137 and non-cash collateral with a value of $295,687. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Non-income producing security.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $197,242, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $90,301,045, which is 5.1% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Reliance Industries, Ltd. (GDR)	08/30/19	5,288	$183,828	$197,242

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	21,065,000	JPMC	10/25/19	USD	14,336,062	$(106,671)
BRL	14,473,000	GSI	10/02/19	USD	3,475,411	7,905
BRL	14,473,000	UBSA	10/02/19	USD	3,563,067	(79,752)
BRL	34,465,000	UBSA	10/02/19	USD	8,268,319	26,606
BRL	34,465,000	UBSA	10/02/19	USD	8,276,102	18,823
BRL	14,473,000	GSI	11/04/19	USD	3,450,471	24,815
BRL	6,572,000	UBSA	11/04/19	USD	1,574,132	3,950
CHF	15,592,000	JPMC	10/25/19	USD	15,767,985	(114,334)
DKK	23,011,000	JPMC	10/25/19	USD	3,416,131	(50,714)
EUR	11,410,000	JPMC	10/25/19	USD	12,637,932	(180,036)
GBP	22,277,161	JPMC	10/25/19	USD	27,920,104	(503,534)
IDR	72,599,433,000	MSIP	10/25/19	USD	5,151,819	(49,772)
INR	114,167,000	UBSA	10/25/19	USD	1,601,220	5,989
INR	255,757,000	UBSA	10/25/19	USD	3,588,263	12,209
JPY	3,990,228,344	GSI	10/25/19	USD	37,042,605	(83,463)
KRW	20,903,333,000	MSIP	10/25/19	USD	17,584,297	(98,231)

BHFTI-329

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	31,031,000	GSI	10/25/19	USD	1,589,715	$(23,259)
MXN	70,037,000	UBSA	10/25/19	USD	3,584,705	(49,212)
NOK	159,499,000	UBSA	10/25/19	USD	17,786,849	(247,639)
NOK	159,540,000	UBSA	10/25/19	USD	17,824,615	(280,896)
PHP	257,575,000	MSIP	10/25/19	USD	4,969,612	(3,412)
PHP	924,479,000	MSIP	10/25/19	USD	17,634,316	190,191
PHP	926,660,000	UBSA	10/25/19	USD	17,851,281	15,277
RUB	233,449,000	MSIP	10/25/19	USD	3,648,205	(58,950)
RUB	102,825,000	UBSA	10/25/19	USD	1,606,139	(25,215)
SEK	47,653,000	JPMC	10/25/19	USD	4,929,547	(81,477)
ZAR	23,452,000	JPMC	10/25/19	USD	1,576,459	(32,603)
ZAR	52,589,000	JPMC	10/25/19	USD	3,545,129	(83,170)

Contracts to Deliver
BRL	14,473,000	GSI	10/02/19	USD	3,456,982	(26,333)
BRL	34,465,000	UBSA	10/02/19	USD	8,320,859	25,934
BRL	34,465,000	UBSA	10/02/19	USD	8,276,102	(18,823)
BRL	14,473,000	UBSA	10/02/19	USD	3,475,411	(7,905)
CAD	33,049,000	UBSA	10/25/19	USD	24,926,707	(28,577)
CHF	5,130,000	JPMC	10/25/19	USD	5,190,639	40,354
COP	17,499,849,000	MSIP	10/25/19	USD	5,044,638	20,879
GBP	2,169,800	JPMC	10/30/19	USD	2,676,993	6,075
GBP	998,100	MSIP	10/30/19	USD	1,244,734	16,122
HUF	1,547,754,000	UBSA	10/25/19	USD	5,151,758	107,179
ILS	18,151,000	MSIP	10/25/19	USD	5,169,255	(58,228)
JPY	557,818,000	JPMC	10/25/19	USD	5,181,268	14,527
SEK	50,006,000	JPMC	10/25/19	USD	5,174,894	87,438
TWD	545,707,000	MSIP	10/25/19	USD	17,697,649	85,533
TWD	548,120,000	UBSA	10/25/19	USD	17,688,137	(1,855)
TWD	159,359,000	UBSA	10/25/19	USD	5,181,564	38,421

Cross Currency Contracts to Buy
NOK	161,473,000	JPMC	10/25/19	EUR	16,235,765	29,420

Net Unrealized Depreciation						$(1,516,414)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	12/20/19	2,373	EUR	84,360,150	$1,199,676
FTSE 100 Index Futures	12/20/19	220	GBP	16,243,700	184,649
NASDAQ 100 Index E-Mini Futures	12/20/19	115	USD	17,872,150	(394,492)
Nikkei 225 Index Futures	12/12/19	235	JPY	5,113,600,000	1,197,311
S&P 500 Index E-Mini Futures	12/20/19	667	USD	99,332,975	(1,145,763)
S&P TSX 60 Index Futures	12/19/19	114	CAD	22,711,080	59,901
SPI 200 Index Futures	12/19/19	278	AUD	46,439,900	126,223
U.S. Treasury Long Bond Futures	12/19/19	549	USD	89,109,563	(951,539)
U.S. Treasury Note 2 Year Futures	12/31/19	247	USD	53,228,500	(153,817)
U.S. Treasury Note 5 Year Futures	12/31/19	229	USD	27,284,992	(57,153)
U.S. Treasury Ultra Long Bond Futures	12/19/19	146	USD	28,018,313	(1,085,897)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/19	(835)	USD	(108,810,938)	651,286
U.S. Treasury Note 2 Year Futures	12/31/19	(74)	USD	(15,947,000)	(9,366)

Net Unrealized Depreciation					$(378,981)

BHFTI-330

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (1)
Pay	3M LIBOR	Quarterly	1.755%	Quarterly	07/23/29	USD	534,000,000	$9,418,852	$—	$9,418,852

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PHP)—	Philippine Peso
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(NVDR)—	Non-Voting Depository Receipts
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$576,259,614	$—	$576,259,614
Common Stocks
Aerospace & Defense	948,271	—	—	948,271
Air Freight & Logistics	2,074,634	84,138	—	2,158,772
Airlines	213,120	558,892	—	772,012
Auto Components	2,295,432	3,666,319	—	5,961,751
Automobiles	216,124	2,211,808	—	2,427,932
Banks	18,942,714	19,787,413	—	38,730,127

BHFTI-331

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Beverages	$8,919,404	$2,809,978	$—	$11,729,382
Biotechnology	8,511,947	—	—	8,511,947
Building Products	1,167,699	1,898,478	—	3,066,177
Capital Markets	10,183,014	2,434,904	—	12,617,918
Chemicals	1,540,085	3,197,819	—	4,737,904
Commercial Services & Supplies	4,993,340	1,432,872	—	6,426,212
Communications Equipment	5,509,093	280,206	—	5,789,299
Construction & Engineering	287,997	444,287	—	732,284
Consumer Finance	1,640,411	—	—	1,640,411
Containers & Packaging	1,037,904	159,234	—	1,197,138
Distributors	—	145,847	—	145,847
Diversified Consumer Services	1,088,882	—	—	1,088,882
Diversified Financial Services	1,495,040	407,245	—	1,902,285
Diversified Telecommunication Services	5,346,240	8,087,713	—	13,433,953
Electric Utilities	4,534,994	4,110,091	—	8,645,085
Electrical Equipment	5,801,768	3,502,613	—	9,304,381
Electronic Equipment, Instruments & Components	1,506,626	1,259,339	—	2,765,965
Energy Equipment & Services	471,252	333,367	—	804,619
Entertainment	2,569,419	157,101	—	2,726,520
Equity Real Estate Investment Trusts	11,967,457	3,391,911	—	15,359,368
Food & Staples Retailing	1,497,152	788,132	—	2,285,284
Food Products	4,636,582	6,921,572	—	11,558,154
Gas Utilities	303,434	1,773,936	—	2,077,370
Health Care Equipment & Supplies	8,777,078	1,805,631	—	10,582,709
Health Care Providers & Services	3,305,707	440,052	—	3,745,759
Health Care Technology	204,510	—	—	204,510
Hotels, Restaurants & Leisure	5,839,065	2,047,297	—	7,886,362
Household Durables	1,580,901	1,018,231	—	2,599,132
Household Products	12,203,970	190,303	—	12,394,273
Independent Power and Renewable Electricity Producers	189,298	98,730	—	288,028
Industrial Conglomerates	5,355,480	1,195,048	—	6,550,528
Insurance	15,088,570	6,827,799	—	21,916,369
Interactive Media & Services	11,991,424	1,044,695	—	13,036,119
Internet & Direct Marketing Retail	7,084,809	—	—	7,084,809
IT Services	25,930,181	1,404,161	—	27,334,342
Leisure Products	—	28,613	—	28,613
Life Sciences Tools & Services	2,974,377	—	—	2,974,377
Machinery	8,962,784	2,773,680	—	11,736,464
Marine	—	408,412	—	408,412
Media	3,443,395	2,649,698	—	6,093,093
Metals & Mining	9,208,020	7,942,084	—	17,150,104
Mortgage Real Estate Investment Trusts	761,694	—	—	761,694
Multi-Utilities	2,485,017	134,972	—	2,619,989
Multiline Retail	985,319	1,207,298	—	2,192,617
Oil, Gas & Consumable Fuels	6,783,776	14,048,696	—	20,832,472
Paper & Forest Products	—	1,110,573	—	1,110,573
Personal Products	1,094,228	5,474,236	—	6,568,464
Pharmaceuticals	22,068,809	20,083,200	—	42,152,009
Professional Services	205,942	4,837,724	—	5,043,666
Real Estate Management & Development	126,840	3,359,685	—	3,486,525
Road & Rail	5,114,299	3,471,445	—	8,585,744
Semiconductors & Semiconductor Equipment	8,461,242	623,085	—	9,084,327
Software	19,191,331	4,884,803	—	24,076,134
Specialty Retail	9,323,958	2,038,481	—	11,362,439
Technology Hardware, Storage & Peripherals	10,745,094	2,029,183	—	12,774,277
Textiles, Apparel & Luxury Goods	2,780,466	3,315,146	—	6,095,612
Thrifts & Mortgage Finance	524,352	—	—	524,352
Tobacco	2,497,246	253,873	—	2,751,119

BHFTI-332

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Trading Companies & Distributors	$1,654,427	$1,976,755	$—	$3,631,182
Transportation Infrastructure	363,205	1,052,233	—	1,415,438
Water Utilities	—	298,095	—	298,095
Wireless Telecommunication Services	232,470	5,859,887	—	6,092,357
Total Common Stocks	327,239,319	175,779,019	—	503,018,338
Total Mutual Funds*	295,066,447	—	—	295,066,447
Total Mortgage-Backed Securities*	—	14,039,014	—	14,039,014
Total Asset-Backed Securities*	—	4,816,045	—	4,816,045
Total U.S. Treasury & Government Agencies*	—	2,273,414	—	2,273,414
Total Preferred Stock*	—	519,214	—	519,214
Total Short-Term Investments*	—	341,863,488	—	341,863,488
Total Securities Lending Reinvestments*	—	132,443,943	—	132,443,943
Total Investments	$622,305,766	$1,247,993,751	$—	$1,870,299,517

Collateral for Securities Loaned (Liability)	$—	$(132,435,137)	$—	$(132,435,137)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$777,647	$—	$777,647
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,294,061)	—	(2,294,061)
Total Forward Contracts	$—	$(1,516,414)	$—	$(1,516,414)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,419,046	$—	$—	$3,419,046
Futures Contracts (Unrealized Depreciation)	(3,798,027)	—	—	(3,798,027)
Total Futures Contracts	$(378,981)	$—	$—	$(378,981)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$9,418,852	$—	$9,418,852

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-333

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—84.2% of Net Assets

Security Description	Shares	Value

Argentina—0.1%
Banco Macro S.A. (ADR)	14,100	$366,882
Grupo Financiero Galicia S.A. (ADR)	3,900	50,700

		417,582

Brazil—6.6%
Ambev S.A. (ADR)	389,100	1,797,642
Atacadao S.A.	29,600	149,961
B3 S.A. - Brasil Bolsa Balcao	67,000	703,549
Banco Bradesco S.A. (ADR)	395,200	3,216,928
Banco BTG Pactual S.A.	67,600	952,594
Banco do Brasil S.A.	52,100	570,411
Banco Santander Brasil S.A. (ADR)	89,400	973,566
BB Seguridade Participacoes S.A.	124,800	1,052,177
Braskem S.A. (ADR) (a)	15,600	244,140
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	41,000	487,080
Cia de Saneamento de Minas Gerais-COPASA	20,800	340,363
Construtora Tenda S.A.	33,200	196,885
EcoRodovias Infraestrutura e Logistica S.A.	165,400	561,292
EDP - Energias do Brasil S.A.	21,600	101,893
Engie Brasil Energia S.A.	64,800	692,300
Fleury S.A.	29,100	185,038
IRB Brasil Resseguros S/A	11,100	100,609
Itau Unibanco Holding S.A. (ADR)	383,300	3,223,553
Lojas Renner S.A.	23,800	289,098
Mahle-Metal Leve S.A.	21,500	122,792
MRV Engenharia e Participacoes S.A.	42,000	178,313
Petroleo Brasileiro S.A. (ADR)	166,000	2,402,020
SLC Agricola S.A.	34,800	149,839
Smiles Fidelidade S.A.	3,300	30,181
Sul America S.A.	57,800	663,699
Tim Participacoes S.A. (ADR)	9,200	132,112
Transmissora Alianca de Energia Eletrica S.A.	20,300	140,709
Tupy S.A.	56,000	241,928
Vale S.A. (ADR)	187,700	2,158,550
YDUQS Part	18,800	163,252

		22,222,474

Chile—0.9%
Banco de Chile	4,015,122	562,222
Banco de Credito e Inversiones S.A.	1,048	66,003
Cencosud S.A.	255,160	419,930
Cia Cervecerias Unidas S.A.	35,346	394,839
Colbun S.A.	1,364,365	246,078
Enel Americas S.A. (ADR)	138,287	1,259,794
Inversiones La Construccion S.A.	5,453	84,134

		3,033,000

China—28.4%
AAC Technologies Holdings, Inc.	13,500	72,202
Air China, Ltd. - Class H	486,000	430,407
Alibaba Group Holding, Ltd. (ADR) (a)	87,000	14,549,010
Angang Steel Co., Ltd. - Class H	99,600	36,513
Anhui Conch Cement Co., Ltd. - Class H	208,000	1,240,655
Anhui Expressway Co., Ltd. - Class H	78,000	43,615
ANTA Sports Products, Ltd.	110,000	910,961

China—(Continued)
Autohome, Inc. (ADR) (a)	6,300	523,719
BAIC Motor Corp., Ltd. - Class H	214,000	132,565
Baidu, Inc. (ADR) (a)	14,300	1,469,468
Bank of China, Ltd. - Class H	6,621,000	2,609,046
Bank of Communications Co., Ltd. - Class H	1,391,000	905,557
Baozun, Inc. (ADR) (a)	8,700	371,490
Beijing Capital International Airport Co., Ltd. - Class H	106,000	90,688
BYD Electronic International Co., Ltd.	495,500	749,278
China Construction Bank Corp. - Class H	6,848,000	5,207,517
China Everbright Bank Co., Ltd. - Class H	276,000	117,812
China Everbright, Ltd.	230,000	270,218
China Galaxy Securities Co., Ltd. - Class H	524,000	280,697
China Lesso Group Holdings, Ltd.	487,000	463,030
China Life Insurance Co., Ltd. - Class H	275,000	633,910
China Lilang, Ltd.	40,000	31,963
China Longyuan Power Group Corp., Ltd. - Class H	57,000	32,019
China Medical System Holdings, Ltd.	262,000	313,460
China Merchants Bank Co., Ltd. - Class H	380,000	1,820,550
China Mobile, Ltd.	457,000	3,792,756
China National Building Material Co., Ltd. - Class H	960,000	867,322
China Oriental Group Co., Ltd.	344,000	119,416
China Overseas Land & Investment, Ltd.	64,000	202,463
China Pacific Insurance Group Co., Ltd. - Class H	96,200	355,446
China Petroleum & Chemical Corp. - Class H	2,158,000	1,288,152
China Power International Development, Ltd.	819,000	170,846
China Railway Construction Corp., Ltd. - Class H	70,500	77,031
China Reinsurance Group Corp. - Class H	632,000	102,475
China Resources Cement Holdings, Ltd.	632,000	634,687
China Resources Land, Ltd.	128,000	533,655
China Resources Pharmaceutical Group, Ltd.	133,000	125,141
China Resources Power Holdings Co., Ltd.	398,000	484,057
China Shenhua Energy Co., Ltd. - Class H	498,000	996,858
China Shineway Pharmaceutical Group, Ltd.	52,000	45,408
China Telecom Corp., Ltd. - Class H	2,214,000	1,011,725
China Traditional Chinese Medicine Holdings Co., Ltd.	218,000	100,551
China Vanke Co., Ltd. - Class H	102,100	357,457
China Yongda Automobiles Services Holdings, Ltd.	77,500	64,262
Chlitina Holding, Ltd.	12,000	82,000
Chongqing Rural Commercial Bank Co., Ltd. - Class H	474,000	252,340
Citic Pacific, Ltd.	489,000	615,544
CNOOC, Ltd.	1,592,000	2,445,937
Consun Pharmaceutical Group, Ltd.	58,000	32,159
Cosco Shipping Energy Transportation Co., Ltd. - Class H	198,000	88,194
Country Garden Holdings Co., Ltd.	782,000	985,050
CSPC Pharmaceutical Group, Ltd.	308,000	622,764
Ctrip.com International, Ltd. (ADR) (a)	13,200	386,628
Far East Horizon, Ltd.	591,000	549,267
Fosun International, Ltd.	331,000	411,879
Geely Automobile Holdings, Ltd.	391,000	668,634
Great Wall Motor Co., Ltd. - Class H	186,000	125,370
Guangzhou R&F Properties Co., Ltd. - Class H	366,800	555,684
Haitian International Holdings, Ltd.	15,000	30,618
Hengan International Group Co., Ltd.	129,000	842,377
Hollysys Automation Technologies, Ltd.	10,200	154,938
Hua Hong Semiconductor, Ltd.	161,000	322,672
Huatai Securities Co., Ltd. - Class H	27,200	40,977
Industrial & Commercial Bank of China, Ltd. - Class H	5,077,000	3,390,092

BHFTI-334

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
JD.com, Inc. (ADR) (a)	44,200	$1,246,882
Jiangsu Expressway Co., Ltd. - Class H	498,000	633,188
Kasen International Holdings, Ltd. (a)	196,000	151,814
Lenovo Group, Ltd.	174,000	115,766
LexinFintech Holdings, Ltd. (ADR) (a)	10,200	102,306
Logan Property Holdings Co., Ltd.	560,000	798,530
Longfor Group Holdings, Ltd.	24,500	91,875
Lonking Holdings, Ltd.	392,000	101,486
Luye Pharma Group, Ltd.	433,500	309,577
Maanshan Iron & Steel Co., Ltd. - Class H	78,000	29,367
Metallurgical Corp. of China, Ltd. - Class H	240,000	53,986
Momo, Inc. (ADR)	5,200	161,096
NetEase, Inc. (ADR)	6,900	1,836,642
New Oriental Education & Technology Group, Inc. (ADR) (a)	2,800	310,128
PICC Property & Casualty Co., Ltd. - Class H	984,000	1,155,206
Ping An Insurance Group Co. of China, Ltd. - Class H	419,000	4,848,964
Poly Property Group Co., Ltd.	83,234	29,032
Qudian, Inc. (ADR) (a)	38,000	261,820
Shanghai Industrial Holdings, Ltd.	54,000	100,603
Shanghai Industrial Urban Development Group, Ltd.	54,000	6,789
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	25,700	46,588
Shenzhen Expressway Co., Ltd. - Class H	338,000	441,703
Shenzhou International Group Holdings, Ltd.	64,900	853,836
Shimao Property Holdings, Ltd.	203,000	589,706
Sihuan Pharmaceutical Holdings Group, Ltd.	1,829,000	279,230
SINA Corp. (a)	900	35,271
Sinopec Engineering Group Co., Ltd. - Class H	369,000	231,804
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	546,000	159,444
Sinopharm Group Co., Ltd. - Class H	208,400	655,119
Sinotruk Hong Kong, Ltd.	257,500	383,365
Sun Art Retail Group, Ltd.	123,500	125,691
Sunac China Holdings, Ltd.	267,000	1,079,866
TAL Education Group (ADR) (a)	26,800	917,632
Tencent Holdings, Ltd.	370,200	15,711,176
Tian Ge Interactive Holdings, Ltd. (a)	66,231	16,962
Tianneng Power International, Ltd.	274,000	193,564
Uni-President China Holdings, Ltd.	277,000	299,649
Vipshop Holdings, Ltd. (ADR) (a)	37,900	338,068
Want Want China Holdings, Ltd.	832,000	662,458
Weichai Power Co., Ltd. - Class H	590,000	855,434
Xtep International Holdings, Ltd.	172,500	93,951
Yuexiu Property Co., Ltd.	2,018,000	439,409
Yuexiu Transport Infrastructure, Ltd.	184,000	159,007
Yum China Holdings, Inc.	30,200	1,371,986
Yuzhou Properties Co., Ltd.	72,000	28,695
YY, Inc. (ADR) (a)	1,000	56,230
Zhongsheng Group Holdings, Ltd.	82,000	259,879
ZTE Corp. - Class H (a)	90,800	243,830

		96,113,792

Colombia—0.2%
Almacenes Exito S.A. (b) (c)	9,183	46,495
Ecopetrol S.A.	535,787	454,187
Interconexion Electrica S.A. ESP	31,998	167,714

		668,396

Czech Republic—0.1%
Komercni Banka A/S	1,624	54,930
Moneta Money Bank	68,553	211,338
O2 Czech Republic A.S.	10,748	97,200

		363,468

Egypt—0.0%
ElSewedy Electric Co.	89,672	73,588

Greece—0.4%
Aegean Airlines S.A.	2,529	22,299
Hellenic Telecommunications Organization S.A.	33,457	461,135
JUMBO S.A.	13,134	249,541
OPAP S.A.	76,722	789,626

		1,522,601

Hong Kong—0.3%
Bosideng International Holdings, Ltd.	596,000	254,851
Sino Biopharmaceutical, Ltd.	360,000	460,350
SSY Group, Ltd.	118,000	92,919
Xinyi Glass Holdings, Ltd.	58,000	64,087

		872,207

Hungary—0.3%
Magyar Telekom Telecommunications plc	42,755	61,236
MOL Hungarian Oil & Gas plc	61,011	573,857
OTP Bank	6,851	285,443

		920,536

India—0.4%
Dr Reddy’s Laboratories, Ltd. (ADR)	18,200	689,598
Infosys, Ltd. (ADR)	53,600	609,432
Vedanta, Ltd. (ADR)	24,500	212,660

		1,511,690

Indonesia—2.2%
Adaro Energy Tbk PT	2,292,600	208,857
Astra International Tbk PT	2,295,100	1,069,778
Bank Central Asia Tbk PT	318,900	682,114
Bank Negara Indonesia Persero Tbk PT	1,605,800	831,885
Bank Rakyat Indonesia Persero Tbk PT	5,992,900	1,740,380
Gudang Garam Tbk PT	10,500	38,755
Indofood CBP Sukses Makmur Tbk PT	376,300	317,834
Indofood Sukses Makmur Tbk PT	1,559,100	846,025
Perusahaan Gas Negara Tbk PT	1,960,200	290,588
Telekomunikasi Indonesia Persero Tbk PT (ADR)	52,300	1,574,753
United Tractors Tbk PT	9,124	13,244
Waskita Beton Precast Tbk PT	260,731	5,953

		7,620,166

Luxembourg—0.1%
Ternium S.A. (ADR)	9,700	186,143

Malaysia—1.8%
AirAsia Group Bhd	306,700	128,769

BHFTI-335

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Malaysia—(Continued)
Alliance Bank Malaysia Bhd	173,300	$117,993
AMMB Holdings Bhd	207,700	205,426
Astro Malaysia Holdings Bhd	472,500	164,797
Berjaya Sports Toto Bhd	333,100	210,309
Bermaz Auto Bhd	226,200	123,297
Carlsberg Brewery Malaysia Bhd	37,700	236,469
DiGi.Com Bhd	136,000	154,309
Fraser & Neave Holdings Bhd	16,100	134,165
Genting Malaysia Bhd	463,500	336,202
George Kent Malaysia BHD	339,700	82,895
Hong Leong Financial Group Bhd	83,000	322,076
MISC Bhd	304,200	566,107
Muhibbah Engineering M Bhd	143,300	82,585
Petronas Chemicals Group Bhd	448,400	808,293
Public Bank Bhd	60,000	287,822
RHB Bank Bhd	583,500	786,099
Sime Darby Bhd	306,000	164,693
Supermax Corp. Bhd	699,200	267,694
Telekom Malaysia Bhd	187,000	161,035
Tenaga Nasional Bhd	196,700	640,908
YTL Power International Bhd	302,000	53,311

		6,035,254

Mexico—2.6%
America Movil S.A.B. de C.V.	2,959,300	2,198,406
Corp. Inmobiliaria Vesta S.A.B. de C.V.	44,100	67,667
Fomento Economico Mexicano S.A.B. de C.V.	118,400	1,085,003
Gruma S.A.B. de C.V.	53,205	544,641
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	7,100	42,250
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	13,300	128,363
Grupo Financiero Banorte S.A.B. de C.V. - Class O	233,400	1,257,952
Grupo Herdez S.A.B. de C.V.	24,400	51,807
Grupo Mexico S.A.B. de C.V. - Series B	234,000	548,656
Industrias Bachoco S.A.B. de C.V.	17,800	78,194
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (a)	295,700	594,277
Orbia Advance Corp. S.A.B. de C.V.	235,200	461,008
Wal-Mart de Mexico S.A.B. de C.V.	555,100	1,645,272

		8,703,496

Peru—0.5%
Credicorp, Ltd.	7,500	1,563,300
Nexa Resources S.A.	3,200	30,112

		1,593,412

Philippines—0.8%
Aboitiz Power Corp.	273,300	202,195
Alliance Global Group, Inc.	386,000	81,311
Altus San Nicolas Corp. (a)	2,540	254
Ayala Land, Inc.	316,200	301,839
Cebu Air, Inc.	43,420	75,418
DMCI Holdings, Inc.	1,802,400	289,277
Globe Telecom, Inc.	6,805	240,187
International Container Terminal Services, Inc.	119,770	278,791
Manila Electric Co.	40,900	292,041
Megaworld Corp.	1,548,900	130,671

Philippines—(Continued)
Metro Pacific Investments Corp.	2,195,000	210,964
PLDT, Inc.	20,365	446,113
Puregold Price Club, Inc.	36,100	27,205
Robinsons Land Corp.	131,900	62,361
Semirara Mining & Power Corp.	284,500	124,838
Vista Land & Lifescapes, Inc.	327,900	48,739

		2,812,204

Poland—0.8%
Bank Polska Kasa Opieki S.A.	22,403	571,990
Cyfrowy Polsat S.A.	65,151	429,925
Dino Polska S.A. (a)	2,620	102,696
Grupa Lotos S.A.	2,491	55,033
Polski Koncern Naftowy ORLEN S.A.	26,516	653,859
Powszechna Kasa Oszczednosci Bank Polski S.A.	6,388	62,698
Powszechny Zaklad Ubezpieczen S.A.	107,337	1,000,375

		2,876,576

Qatar—0.8%
Doha Bank QPSC	99,315	70,069
Masraf Al Rayan QSC	73,527	71,524
Medicare Group	33,245	69,925
Ooredoo QPSC	181,110	359,600
Qatar Electricity & Water Co. QSC	22,755	96,624
Qatar Gas Transport Co., Ltd.	222,590	147,380
Qatar International Islamic Bank QSC	49,090	120,409
Qatar Islamic Bank SAQ	108,013	462,814
Qatar National Bank QPSC	238,582	1,263,560

		2,661,905

Russia—4.2%
Gazprom PJSC (ADR)	404,329	2,785,600
Globaltrans Investment plc (GDR)	41,504	356,699
Lukoil PJSC (ADR)	38,457	3,175,635
MMC Norilsk Nickel PJSC (ADR)	75,726	1,938,128
Mobile TeleSystems PJSC (ADR)	74,300	601,830
Novatek PJSC (GDR)	2,615	529,238
Novolipetsk Steel PJSC (GDR)	14,597	317,184
Sberbank of Russia PJSC (ADR)	222,599	3,154,258
Severstal PJSC (GDR)	49,084	704,411
Tatneft PJSC (ADR)	6,122	388,578
X5 Retail Group NV (GDR)	10,416	364,033

		14,315,594

Singapore—0.1%
BOC Aviation, Ltd.	36,600	338,575

South Africa—4.5%
Absa Group, Ltd.	9,060	91,622
AngloGold Ashanti, Ltd.	5,373	98,759
Astral Foods, Ltd.	21,114	204,956
AVI, Ltd.	20,259	110,052
Barloworld, Ltd.	61,252	467,613
City Lodge Hotels, Ltd.	2,664	14,952
Coronation Fund Managers, Ltd.	100,826	277,413

BHFTI-336

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Africa—(Continued)
FirstRand, Ltd.	340,080	$1,399,121
Growthpoint Properties, Ltd.	442,257	674,711
Imperial Logistics, Ltd.	11,920	41,105
Kumba Iron Ore, Ltd.	18,684	462,140
Liberty Holdings, Ltd.	64,892	481,860
Life Healthcare Group Holdings, Ltd.	370,115	554,495
Momentum Metropolitan Holdings	43,062	53,049
Motus Holdings, Ltd.	11,622	52,857
MTN Group, Ltd.	44,989	286,173
MultiChoice Group, Ltd. (a)	42,601	331,902
Naspers, Ltd. - N Shares	27,578	4,189,835
Netcare, Ltd.	137,684	159,624
Old Mutual, Ltd.	162,750	207,681
Pick n Pay Stores, Ltd.	7,065	27,782
Reunert, Ltd.	45,892	209,141
Sanlam, Ltd.	48,169	237,557
Sappi, Ltd.	14,872	36,920
Sasol, Ltd.	29,240	489,155
Shoprite Holdings, Ltd.	62,263	505,080
SPAR Group, Ltd. (The)	26,785	338,404
Standard Bank Group, Ltd.	88,984	1,027,874
Telkom S.A. SOC, Ltd.	130,259	607,626
Truworths International, Ltd.	84,139	294,660
Tsogo Sun Gaming, Ltd.	61,978	53,983
Vodacom Group, Ltd.	68,934	544,769
Wilson Bayly Holmes-Ovcon, Ltd.	1,261	11,903
Woolworths Holdings, Ltd.	200,833	731,625

		15,276,399

South Korea—11.9%
Cell Biotech Co., Ltd.	8,308	117,781
Celltrion, Inc. (a)	1,320	181,099
Cheil Worldwide, Inc.	11,446	237,334
Chong Kun Dang Pharmaceutical Corp.	4,671	326,487
CJ Corp.	1,059	72,622
CJ ENM Co., Ltd.	1,840	260,715
Daeduck Electronics Co.	3,256	29,546
Daelim Industrial Co., Ltd.	4,623	402,893
Daesang Corp.	3,607	67,113
Daewoong Co., Ltd.	8,144	100,464
Daishin Securities Co., Ltd.	28,512	313,554
Dong-A ST Co., Ltd.	1,121	78,497
Doosan Bobcat, Inc.	4,589	136,087
E-Mart, Inc.	3,035	285,773
Grand Korea Leisure Co., Ltd.	3,700	63,704
Green Cross Corp.	1,697	161,622
GS Home Shopping, Inc.	1,535	198,320
Handsome Co., Ltd.	1,122	27,294
Huchems Fine Chemical Corp.	22,047	394,689
Hyundai Engineering & Construction Co., Ltd.	1,390	53,835
Hyundai Glovis Co., Ltd.	4,104	535,819
Hyundai Home Shopping Network Corp.	4,729	360,609
Hyundai Mobis Co., Ltd.	6,251	1,320,376
Hyundai Motor Co.	11,569	1,296,349
Industrial Bank of Korea	37,056	409,015
Kangwon Land, Inc.	14,367	355,198

South Korea—(Continued)
KB Financial Group, Inc.	43,237	1,546,662
Kia Motors Corp.	34,834	1,331,812
Korea Investment Holdings Co., Ltd.	3,176	198,856
Korea Real Estate Investment & Trust Co., Ltd.	29,637	51,673
KT&G Corp.	15,482	1,366,729
Kumho Petrochemical Co., Ltd.	6,122	364,151
LG Chem, Ltd.	2,209	551,028
LG Electronics, Inc.	17,394	976,462
LG Household & Health Care, Ltd.	141	154,328
MegaStudyEdu Co., Ltd.	2,682	76,363
Meritz Securities Co., Ltd.	112,397	474,715
NAVER Corp.	3,635	478,053
NH Investment & Securities Co., Ltd.	36,494	387,675
Partron Co., Ltd.	21,388	229,745
POSCO	6,745	1,277,523
S&T Motiv Co., Ltd.	2,248	102,060
Samjin Pharmaceutical Co., Ltd.	7,508	157,460
Samsung Card Co., Ltd.	9,613	281,648
Samsung Electro-Mechanics Co., Ltd.	7,615	658,536
Samsung Electronics Co., Ltd.	317,672	12,960,996
Samsung Fire & Marine Insurance Co., Ltd.	3,322	618,255
Samsung Securities Co., Ltd.	9,340	275,534
SFA Engineering Corp.	11,358	400,883
Shinhan Financial Group Co., Ltd.	47,520	1,656,275
Shinsegae, Inc.	749	164,962
SK Holdings Co., Ltd.	4,935	838,641
SK Hynix, Inc.	34,318	2,359,953
SK Innovation Co., Ltd.	3,445	480,149
SK Telecom Co., Ltd.	4,117	828,388
SKC Co., Ltd.	8,006	266,914
Soulbrain Co., Ltd.	4,659	284,385
WiSoL Co., Ltd.	29,828	357,575
Woongjin Coway Co., Ltd.	2,880	203,861
Woori Financial Group, Inc.	17,935	186,813

		40,335,858

Taiwan—11.6%
Alchip Technologies, Ltd.	42,000	215,926
Ardentec Corp.	66,000	59,525
Asia Vital Components Co., Ltd.	237,000	290,287
AU Optronics Corp.	113,000	28,720
Bioteque Corp.	17,000	69,590
Catcher Technology Co., Ltd.	48,000	363,584
Cathay Financial Holding Co., Ltd.	1,025,000	1,352,702
Chailease Holding Co., Ltd.	101,970	412,035
Cheng Uei Precision Industry Co., Ltd.	88,000	98,709
Chicony Electronics Co., Ltd.	27,000	79,544
China Motor Corp. (b) (c)	84,000	66,741
Chinatrust Financial Holding Co., Ltd.	644,000	428,280
Chipbond Technology Corp.	187,000	346,714
ChipMOS Technologies, Inc.	391,000	397,623
Chong Hong Construction Co., Ltd.	57,000	146,062
Chunghwa Telecom Co., Ltd. (ADR)	5,800	207,002
Compeq Manufacturing Co., Ltd.	234,000	263,368
Darfon Electronics Corp.	87,000	110,487
Eva Airways Corp.	182,726	80,487

BHFTI-337

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Taiwan—(Continued)
Far Eastern Department Stores, Ltd.	202,000	$155,336
Far Eastern New Century Corp.	587,000	543,120
First Financial Holding Co., Ltd.	1,523,060	1,071,230
FLEXium Interconnect, Inc.	167,000	508,140
Formosa Chemicals & Fibre Corp.	283,000	792,297
Formosa Plastics Corp.	90,000	274,580
Formosa Taffeta Co., Ltd.	257,000	280,505
Fubon Financial Holding Co., Ltd.	23,000	33,078
Grand Pacific Petrochemical (a)	226,000	132,179
Great Wall Enterprise Co., Ltd.	55,000	66,834
Hon Hai Precision Industry Co., Ltd.	511,000	1,209,680
ITEQ Corp.	24,000	117,518
King Yuan Electronics Co., Ltd.	116,000	130,971
King’s Town Bank Co., Ltd.	69,000	68,671
Largan Precision Co., Ltd.	2,000	289,072
Lite-On Technology Corp.	495,000	785,219
Lotes Co., Ltd.	26,000	227,111
MediaTek, Inc.	36,000	429,171
Mega Financial Holding Co., Ltd.	1,452,000	1,347,095
Nan Ya Plastics Corp.	31,000	69,746
Novatek Microelectronics Corp.	151,000	866,347
Phison Electronics Corp.	41,000	365,405
Pou Chen Corp.	663,000	851,065
Powertech Technology, Inc.	201,000	564,947
President Chain Store Corp.	48,000	449,001
Primax Electronics, Ltd.	193,000	367,655
Run Long Construction Co., Ltd. (a)	46,000	94,390
Shinkong Synthetic Fibers Corp.	188,000	69,200
SinoPac Financial Holdings Co., Ltd.	2,595,000	1,010,388
Syncmold Enterprise Corp.	27,000	66,837
Synnex Technology International Corp.	201,000	235,548
Taiwan Cement Corp.	698,556	892,770
Taiwan Hon Chuan Enterprise Co., Ltd.	38,000	67,734
Taiwan PCB Techvest Co., Ltd.	78,000	90,508
Taiwan Semiconductor Manufacturing Co., Ltd.	1,614,000	14,218,428
Taiwan Styrene Monomer	231,000	162,082
Teco Electric and Machinery Co., Ltd.	348,000	280,404
Tong Hsing Electronic Industries, Ltd.	63,000	255,862
Tong Yang Industry Co., Ltd.	44,000	66,620
Tripod Technology Corp.	171,000	614,563
TXC Corp.	109,000	137,044
Uni-President Enterprises Corp.	575,000	1,386,324
Unimicron Technology Corp.	30,000	42,209
United Integrated Services Co., Ltd.	123,000	652,178
Walsin Lihwa Corp.	447,000	209,380
Yuanta Financial Holding Co., Ltd.	1,781,000	1,062,015
Zhen Ding Technology Holding, Ltd.	160,000	572,451

		39,200,294

Thailand—2.7%
Advanced Info Service PCL	68,700	494,464
AP Thailand PCL	550,400	121,544
Bangkok Bank PCL	58,600	332,586
CP ALL PCL	115,600	307,216
Electricity Generating PCL	82,800	973,315
GFPT PCL	147,600	86,383

Thailand—(Continued)
Krung Thai Bank PCL	1,192,800	670,792
Major Cineplex Group PCL	256,300	200,280
PTT Exploration & Production PCL (NVDR)	273,100	1,083,902
PTT Global Chemical PCL	344,100	606,408
PTT PCL	1,185,300	1,792,386
Quality Houses PCL	6,566,200	567,348
Siam Cement PCL (The)	42,800	570,947
Supalai PCL	87,800	51,700
Thai Oil PCL	79,500	181,494
Thai Union Group PCL	895,900	489,479
Thai Vegetable Oil PCL	199,800	170,021
Tisco Financial Group PCL	160,800	539,817

		9,240,082

Turkey—0.8%
Akbank Turk A/S (a)	51,978	74,895
Arcelik A/S (a)	23,363	78,796
BIM Birlesik Magazalar A/S	31,236	272,054
Ford Otomotiv Sanayi A/S	62,976	662,988
KOC Holding A/S	100,607	337,174
TAV Havalimanlari Holding A/S	38,585	161,365
Tupras Turkiye Petrol Rafinerileri A/S	12,560	318,892
Turkcell Iletisim Hizmetleri A/S	66,277	152,618
Turkiye Sise ve Cam Fabrikalari	647,382	535,881

		2,594,663

United Arab Emirates—0.8%
Abu Dhabi Commercial Bank PJSC	439,341	940,430
Aldar Properties PJSC	1,351,347	769,090
Dubai Islamic Bank PJSC	540,972	773,012
Emirates Telecommunications Group Co. PJSC	57,228	257,009
First Abu Dhabi Bank PJSC	14,799	60,619

		2,800,160

United States—0.3%
JBS S.A.	93,400	737,093
Nexteer Automotive Group, Ltd.	158,000	130,960

		868,053

Total Common Stocks (Cost $302,959,576)		285,178,168

Mutual Funds—10.8%

Investment Company Securities—10.8%
iShares MSCI India ETF	844,600	28,353,222
iShares MSCI Saudi Arabia ETF	267,083	8,140,690

Total Mutual Funds (Cost $38,308,312)		36,493,912

Preferred Stocks—1.2%

Brazil—0.6%
Cia de Transmissao de Energia Eletrica Paulista	45,100	268,106

BHFTI-338

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares	Value

Brazil—(Continued)
Itausa - Investimentos Itau S.A.	504,700	$1,600,969

		1,869,075

Chile—0.1%
Embotelladora Andina S.A.	77,687	259,969

South Korea—0.5%
Samsung Electronics Co., Ltd.	52,745	1,733,482

Total Preferred Stocks (Cost $3,511,564)		3,862,526

Short-Term Investment—3.1%

Mutual Fund—3.1%
AIM STIT-STIC Prime Portfolio	10,486,781	10,486,781

Total Short-Term Investments (Cost $10,486,781)		10,486,781

Total Investments—99.3% (Cost $355,266,233)		336,021,387
Other assets and liabilities (net)—0.7%		2,512,869

Net Assets—100.0%		$338,534,256

(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent less than 0.05% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Ten Largest Industries as of September 30, 2019 (Unaudited)	% of Net Assets
Banks	15.1
Internet & Direct Marketing Retail	6.5
Semiconductors & Semiconductor Equipment	6.0
Oil, Gas & Consumable Fuels	6.0
Interactive Media & Services	5.4
Technology Hardware, Storage & Peripherals	5.0
Insurance	3.8
Wireless Telecommunication Services	2.9
Metals & Mining	2.4
Real Estate Management & Development	2.4

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
MSCI Emerging Markets Index Mini Futures	12/20/19	217	USD	10,870,615	$(342,725)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt

BHFTI-339

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$417,582	$—	$—	$417,582
Brazil	22,222,474	—	—	22,222,474
Chile	3,033,000	—	—	3,033,000
China	24,093,314	72,020,478	—	96,113,792
Colombia	621,901	—	46,495	668,396
Czech Republic	—	363,468	—	363,468
Egypt	—	73,588	—	73,588
Greece	—	1,522,601	—	1,522,601
Hong Kong	—	872,207	—	872,207
Hungary	—	920,536	—	920,536
India	1,511,690	—	—	1,511,690
Indonesia	1,574,753	6,045,413	—	7,620,166
Luxembourg	186,143	—	—	186,143
Malaysia	—	6,035,254	—	6,035,254
Mexico	8,703,496	—	—	8,703,496
Peru	1,593,412	—	—	1,593,412
Philippines	—	2,812,204	—	2,812,204
Poland	—	2,876,576	—	2,876,576
Qatar	—	2,661,905	—	2,661,905
Russia	601,830	13,713,764	—	14,315,594
Singapore	—	338,575	—	338,575
South Africa	—	15,276,399	—	15,276,399
South Korea	—	40,335,858	—	40,335,858
Taiwan	207,002	38,926,551	66,741	39,200,294
Thailand	3,320,788	5,919,294	—	9,240,082
Turkey	—	2,594,663	—	2,594,663
United Arab Emirates	—	2,800,160	—	2,800,160
United States	737,093	130,960	—	868,053
Total Common Stocks	68,824,478	216,240,454	113,236	285,178,168
Total Mutual Funds*	36,493,912	—	—	36,493,912
Preferred Stocks
Brazil	1,869,075	—	—	1,869,075
Chile	259,969	—	—	259,969
South Korea	—	1,733,482	—	1,733,482
Total Preferred Stocks	2,129,044	1,733,482	—	3,862,526
Total Short-Term Investment*	10,486,781	—	—	10,486,781
Total Investments	$117,934,215	$217,973,936	$113,236	$336,021,387

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(342,725)	$—	$—	$(342,725)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2019 is not presented.

Transfers from Level 1 to Level 3 in the amount of $108,600 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTI-340

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—95.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—95.5%
Communication Services Select Sector SPDR Fund (a) (b)	874,435	$43,302,021
iShares Core MSCI Emerging Markets ETF (a)	1,347,030	66,031,411
iShares Core S&P Mid-Cap ETF (a)	233,646	45,147,417
iShares Core S&P Small-Cap ETF (a)	567,347	44,162,290
iShares MSCI Canada ETF (a)	792,295	22,897,326
iShares MSCI EAFE ETF (a)	3,097,965	202,018,298
iShares TIPS Bond ETF (a)	958,096	111,416,984
Real Estate Select Sector SPDR Fund (a) (b)	1,148,817	45,194,461
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	2,660,207	289,270,909
SPDR Dow Jones International Real Estate ETF (a) (b)	1,149,689	45,435,709
SPDR S&P 500 ETF Trust (a) (b)	1,950,282	578,785,189
SPDR S&P International Small Cap ETF (b)	1,521,437	44,715,033
Technology Select Sector SPDR Fund (a) (b)	569,106	45,830,106
Vanguard REIT ETF (a)	1,459,299	136,079,632
Vanguard Total Bond Market ETF (a)	4,746,193	400,721,075

Total Mutual Funds (Cost $1,938,639,603)		2,121,007,861

Short-Term Investment—4.5%

Mutual Fund—4.5%
AIM STIT-STIC Prime Portfolio	99,095,051	99,095,051

Total Short-Term Investments (Cost $99,095,051)		99,095,051

Securities Lending Reinvestments (c)—27.4%

Certificates of Deposit—11.9%
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (d)	5,000,000	4,999,725
2.222%, 1M LIBOR + 0.180%, 10/09/19 (d)	5,000,000	5,000,000
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (d)	5,000,000	5,001,055
2.070%, SOFR + 0.250%, 07/10/20 (d)	2,000,000	2,000,136
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	11,000,000	10,999,945
2.210%, FEDEFF PRV + 0.380%, 09/09/20 (d)	5,000,000	4,999,980
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	9,000,000	8,996,076
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (d)	7,000,000	7,001,295
Canadian Imperial Bank of Commerce 2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	12,000,000	12,000,408
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,000,715
Credit Industriel et Commercial 2.260%, 1M LIBOR + 0.160%, 01/03/20 (d)	5,000,000	4,999,370
Credit Suisse AG
2.219%, 1M LIBOR + 0.130%, 11/04/19 (d)	7,000,000	6,999,440
2.240%, 1M LIBOR + 0.140%, 10/02/19 (d)	18,000,000	18,000,000
DNB Bank ASA 2.020%, 03/10/20	3,000,000	2,999,358
DZ Bank AG
Zero Coupon, 10/23/19	4,970,404	4,993,300

Certificates of Deposit—(Continued)
DZ Bank AG
Zero Coupon, 11/18/19	994,301	997,180
Zero Coupon, 03/10/20	3,958,375	3,963,160
Zero Coupon, 03/17/20	7,914,771	7,923,120
Industrial & Commercial Bank of China, Corp. 2.330%, 12/04/19	2,000,000	1,999,968
KBC Bank NV
Zero Coupon, 10/25/19	14,805,000	14,979,820
2.080%, 03/12/20	4,000,000	4,000,400
2.220%, 12/03/19	3,000,000	3,000,720
Mitsubishi UFJ Trust and Banking Corp. 2.226%, 1M LIBOR + 0.180%, 01/23/20 (d)	10,000,000	9,999,870
Mizuho Bank, Ltd.
Zero Coupon, 10/10/19	1,988,010	1,998,840
Zero Coupon, 10/23/19	7,952,646	7,989,280
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (d)	6,000,000	5,999,382
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (d)	7,000,000	6,998,880
Nationwide Building Society Zero Coupon, 10/09/19	6,987,132	6,996,290
Natixis New York 2.453%, 3M LIBOR + 0.150%, 10/15/19 (d)	5,000,000	5,000,630
Norinchukin Bank, New York Zero Coupon, 10/09/19	1,988,162	1,998,940
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (d)	2,000,000	1,999,800
Royal Bank of Canada New York
2.060%, SOFR + 0.240%, 07/08/20 (d)	5,000,000	4,999,600
2.110%, SOFR + 0.290%, 07/16/20 (d)	4,000,000	4,001,260
Societe Generale 2.180%, FEDEFF PRV + 0.350%, 06/19/20 (d)	3,500,000	3,499,486
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	3,000,000	3,000,051
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (d)	9,000,000	8,999,955
Sumitomo Mitsui Banking Corp. 2.172%, 1M LIBOR + 0.130%, 12/09/19 (d)	5,000,000	4,999,350
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 10/25/19	4,934,036	4,992,750
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 11/15/19	4,934,427	4,986,750
Svenska Handelsbanken AB 2.429%, 1M LIBOR + 0.380%, 12/10/19 (d)	7,000,000	7,002,814
Toronto-Dominion Bank 2.269%, 1M LIBOR + 0.180%, 06/03/20 (d)	4,000,000	3,999,885
Wells Fargo Bank N.A.
2.180%, FEDEFF PRV + 0.350%, 08/20/20 (d)	4,000,000	4,000,000
2.477%, 3M LIBOR + 0.210%, 10/25/19 (d)	20,000,000	20,004,660

		264,323,644

Commercial Paper—2.7%
Agricultural Bank of China 2.295%, 12/11/19	1,988,525	1,990,776

BHFTI-341

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Bank of China, Ltd. 2.470%, 10/11/19	7,953,070	$7,994,312
Cafco LLC 2.120%, 10/31/19	2,988,870	2,994,543
China Construction Bank Corp.
2.470%, 10/18/19	1,987,513	1,997,716
2.500%, 10/01/19	2,000,000	2,000,016
ING Funding LLC
2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	10,000,000	10,001,620
Kells Funding LLC 2.260%, 10/28/19	2,980,602	2,995,438
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (d)	7,000,000	7,003,899
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	5,000,000	5,000,140
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	3,000,000	2,999,616
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (d)	7,000,000	7,001,043
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (d)	7,000,000	7,000,000

		58,979,119

Repurchase Agreements—11.5%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $10,000,533; collateralized by various Common Stock with an aggregate market value of $11,000,002.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $17,098,619; collateralized by various Common Stock with an aggregate market value of $18,700,002.	17,000,000	17,000,000
CF Secured LLC Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $25,001,736; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.000% - 5.000%, maturity dates ranging from 10/31/23 - 03/20/49, and an aggregate market value of $25,501,777.	25,000,000	25,000,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $22,639,725; collateralized by various Common Stock with an aggregate market value of $24,752,541.	22,500,000	22,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $5,010,549; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $1,805,496; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $1,841,514.	1,805,406	1,805,406

Repurchase Agreements—(Continued)
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $4,047,927; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $4,390,674.	4,000,000	4,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $20,007,856; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $22,228,150.	20,000,000	20,000,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $46,318,186; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $51,458,166.	46,300,000	46,300,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $10,003,889; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $11,110,619.	10,000,000	10,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $12,504,861; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $13,888,274.	12,500,000	12,500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $25,509,917; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $28,332,079.	25,500,000	25,500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $42,016,333; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $46,664,600.	42,000,000	42,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $15,005,833; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $16,665,929.	15,000,000	15,000,000

		256,605,406

BHFTI-342

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—1.3%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	20,000,000	$20,000,000
Nordea Bank New York 1.760%, 10/01/19	10,000,000	10,000,000

		30,000,000

Total Securities Lending Reinvestments (Cost $609,885,377)		609,908,169

Total Investments—127.4% (Cost $2,647,620,031)		2,830,011,081
Other assets and liabilities (net)—(27.4)%		(609,173,388)

Net Assets—100.0%		$2,220,837,693

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $597,946,988 and the collateral received consisted of cash in the amount of $609,431,250. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,121,007,861	$—	$—	$2,121,007,861
Total Short-Term Investment*	99,095,051	—	—	99,095,051
Total Securities Lending Reinvestments*	—	609,908,169	—	609,908,169
Total Investments	$2,220,102,912	$609,908,169	$—	$2,830,011,081

Collateral for Securities Loaned (Liability)	$—	$(609,431,250)	$—	$(609,431,250)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-343

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Mutual Funds—95.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—95.5%
Communication Services Select Sector SPDR Fund (a) (b)	329,338	$16,308,818
iShares Core MSCI Emerging Markets ETF	844,577	41,401,165
iShares Core S&P Mid-Cap ETF (a)	216,532	41,840,478
iShares Core S&P Small-Cap ETF	426,946	33,233,477
iShares MSCI Canada ETF (a)	591,075	17,082,067
iShares MSCI EAFE ETF (a)	1,943,155	126,713,138
iShares TIPS Bond ETF (a)	216,286	25,151,899
Real Estate Select Sector SPDR Fund (b)	435,485	17,131,980
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	614,372	66,806,811
SPDR Dow Jones International Real Estate ETF (a) (b)	432,749	17,102,240
SPDR S&P 500 ETF Trust (a) (b)	874,675	259,577,300
SPDR S&P International Small Cap ETF (b)	858,629	25,235,106
Technology Select Sector SPDR Fund (a) (b)	212,802	17,136,945
Vanguard REIT ETF (a)	548,171	51,116,946
Vanguard Total Bond Market ETF	496,244	41,897,881

Total Mutual Funds (Cost $706,781,475)		797,736,251

Short-Term Investment—4.5%

Mutual Fund—4.5%
AIM STIT-STIC Prime Portfolio	37,600,639	37,600,639

Total Short-Term Investments (Cost $37,600,639)		37,600,639

Securities Lending Reinvestments (c)—26.1%

Certificates of Deposit—11.6%
Banco Del Estado De Chile New York 2.222%, 1M LIBOR + 0.180%, 10/09/19 (d)	5,000,000	5,000,000
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (d)	2,000,000	2,000,422
2.070%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	1,000,068
2.150%, 1M LIBOR + 0.100%, 10/11/19 (d)	2,000,000	1,999,964
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	5,000,000	4,999,975
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	3,000,000	2,998,692
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,370
Canadian Imperial Bank of Commerce 2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	2,000,000	2,000,068
Chiba Bank, Ltd. 2.250%, 10/17/19	2,000,000	2,000,104
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	1,000,000	1,000,143
Credit Industriel et Commercial 2.260%, 1M LIBOR + 0.160%, 01/03/20 (d)	4,000,000	3,999,496
Credit Suisse AG 2.240%, 1M LIBOR + 0.140%, 10/02/19 (d)	6,000,000	6,000,000
DZ Bank AG Zero Coupon, 11/18/19	2,982,904	2,991,540
Industrial & Commercial Bank of China, Corp. 2.330%, 12/04/19	3,000,000	2,999,952

Certificates of Deposit—(Continued)
KBC Bank NV
Zero Coupon, 10/25/19	3,948,000	3,994,619
2.220%, 12/03/19	2,000,000	2,000,480
Mizuho Bank, Ltd. Zero Coupon, 10/23/19	4,970,404	4,993,300
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (d)	2,000,000	1,999,680
Nationwide Building Society Zero Coupon, 10/09/19	1,996,323	1,998,940
Natixis New York 2.453%, 3M LIBOR + 0.150%, 10/15/19 (d)	1,000,000	1,000,126
Royal Bank of Canada New York
2.060%, SOFR + 0.240%, 07/08/20 (d)	5,000,000	4,999,600
2.110%, SOFR + 0.290%, 07/16/20 (d)	2,000,000	2,000,630
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	5,000,000	5,000,085
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (d)	5,000,000	4,999,975
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (d)	2,000,000	1,999,740
2.179%, 1M LIBOR + 0.140%, 11/12/19 (d)	2,000,000	1,999,900
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 10/25/19	986,807	998,550
2.184%, 1M LIBOR + 0.140%, 11/20/19 (d)	2,000,000	1,999,960
Sumitomo Mitsui Trust International, Ltd. Zero Coupon, 10/17/19	1,973,515	1,998,020
Svenska Handelsbanken AB 2.429%, 1M LIBOR + 0.380%, 12/10/19 (d)	3,000,000	3,001,206
Toronto-Dominion Bank 2.269%, 1M LIBOR + 0.180%, 06/03/20 (d)	2,000,000	1,999,942
Wells Fargo Bank N.A.
2.180%, FEDEFF PRV + 0.350%, 08/20/20 (d)	3,000,000	3,000,000
2.477%, 3M LIBOR + 0.210%, 10/25/19 (d)	6,000,000	6,001,398

		96,976,945

Commercial Paper—3.1%
Bank of China, Ltd. 2.470%, 10/11/19	3,976,535	3,997,156
Cafco LLC 2.120%, 10/31/19	3,237,943	3,244,088
China Construction Bank Corp.
2.470%, 10/18/19	993,756	998,858
2.500%, 10/01/19	2,000,000	2,000,016
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	5,000,000	5,000,810
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (d)	2,000,000	2,001,114
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	3,000,000	3,000,084
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	2,000,000	1,999,744
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (d)	2,000,000	2,000,298

BHFTI-344

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
China Construction Bank Corp.
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (d)	2,000,000	$2,000,000

		26,242,168

Repurchase Agreements—10.8%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $3,520,304; collateralized by various Common Stock with an aggregate market value of $3,850,001.	3,500,000	3,500,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $1,006,210; collateralized by various Common Stock with an aggregate market value of $1,100,113.	1,000,000	1,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $4,008,439; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $5,010,549; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $3,063,430; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $3,124,543.	3,063,277	3,063,277
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $2,023,963; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $2,195,337.	2,000,000	2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $11,404,478; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $12,670,045.	11,400,000	11,400,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $15,005,892; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $16,671,112.	15,000,000	15,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $32,512,639; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $36,109,512.	32,500,000	32,500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,500,972; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,777,655.	2,500,000	2,500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,801,089; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,110,973.	2,800,000	2,800,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $2,000,778; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,222,124.	2,000,000	2,000,000

		89,763,277

Time Deposit—0.6%
Nordea Bank New York 1.760%, 10/01/19	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $217,975,954)		217,982,390

Total Investments—126.1% (Cost $962,358,068)		1,053,319,280
Other assets and liabilities (net)—(26.1)%		(217,727,340)

Net Assets—100.0%		$835,591,940

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $213,716,185 and the collateral received consisted of cash in the amount of $217,829,465. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-345

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$797,736,251	$—	$—	$797,736,251
Total Short-Term Investment*	37,600,639	—	—	37,600,639
Total Securities Lending Reinvestments*	—	217,982,390	—	217,982,390
Total Investments	$835,336,890	$217,982,390	$—	$1,053,319,280

Collateral for Securities Loaned (Liability)	$—	$(217,829,465)	$—	$(217,829,465)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-346

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Boeing Co. (The)	145,405	$55,322,240
Raytheon Co.	149,004	29,233,095

		84,555,335

Air Freight & Logistics—1.8%
United Parcel Service, Inc. - Class B	446,079	53,449,186

Airlines—1.2%
Southwest Airlines Co.	701,758	37,901,950

Auto Components—0.7%
Magna International, Inc.	421,237	22,464,569

Banks—11.5%
Citigroup, Inc.	446,856	30,868,812
Fifth Third Bancorp	1,685,702	46,154,521
JPMorgan Chase & Co.	913,335	107,490,396
Signature Bank	107,800	12,851,916
U.S. Bancorp	686,790	38,006,959
Wells Fargo & Co.	2,243,846	113,179,592

		348,552,196

Beverages—0.7%
PepsiCo, Inc.	160,322	21,980,146

Biotechnology—1.6%
AbbVie, Inc. (a)	332,000	25,139,040
Gilead Sciences, Inc.	355,331	22,520,879

		47,659,919

Building Products—1.9%
Fortune Brands Home & Security, Inc.	558,200	30,533,540
Johnson Controls International plc (a)	623,570	27,368,487

		57,902,027

Capital Markets—3.6%
Bank of New York Mellon Corp. (The)	705,705	31,904,923
Franklin Resources, Inc. (a)	519,800	15,001,428
Morgan Stanley	1,478,090	63,070,100

		109,976,451

Chemicals—2.4%
CF Industries Holdings, Inc. (a)	526,191	25,888,597
Dow, Inc.	328,602	15,657,885
DuPont de Nemours, Inc.	447,369	31,901,884

		73,448,366

Commercial Services & Supplies—0.5%
Stericycle, Inc. (a) (b)	314,621	16,023,648

Communications Equipment—1.6%
Cisco Systems, Inc.	1,006,957	49,753,745

Containers & Packaging—1.2%
International Paper Co. (a)	848,150	35,469,633

Diversified Financial Services—0.8%
AXA Equitable Holdings, Inc.	1,032,517	22,880,577

Diversified Telecommunication Services—2.0%
Verizon Communications, Inc.	1,013,053	61,147,879

Electric Utilities—5.9%
Edison International (a)	354,656	26,748,156
Evergy, Inc.	556,483	37,039,508
NextEra Energy, Inc.	177,899	41,448,688
Southern Co. (The) (a)	1,214,247	75,004,037

		180,240,389

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity, Ltd.	287,994	26,835,281

Entertainment—0.3%
Walt Disney Co. (The)	74,547	9,714,965

Equity Real Estate Investment Trusts—2.0%
SL Green Realty Corp. (a)	245,700	20,085,975
Weyerhaeuser Co.	1,421,233	39,368,154

		59,454,129

Food & Staples Retailing—1.4%
Walmart, Inc.	368,062	43,681,598

Food Products—4.2%
Bunge, Ltd.	480,386	27,199,455
Conagra Brands, Inc. (a)	692,800	21,255,104
Tyson Foods, Inc. - Class A	928,796	80,006,488

		128,461,047

Health Care Equipment & Supplies—5.0%
Becton Dickinson & Co.	101,312	25,627,883
Hologic, Inc. (b)	557,718	28,159,182
Medtronic plc	673,808	73,189,025
Zimmer Biomet Holdings, Inc.	172,500	23,679,075

		150,655,165

Health Care Providers & Services—1.6%
CVS Health Corp.	767,661	48,416,379

Hotels, Restaurants & Leisure—1.3%
Carnival Corp.	488,013	21,331,048
Las Vegas Sands Corp.	320,268	18,498,680

		39,829,728

Household Products—1.6%
Kimberly-Clark Corp.	342,513	48,653,972

BHFTI-347

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—2.0%
General Electric Co.	6,671,049	$59,639,178

Insurance—7.0%
American International Group, Inc. (a)	1,380,545	76,896,357
Chubb, Ltd.	517,668	83,572,322
Loews Corp. (a)	255,160	13,135,637
Marsh & McLennan Cos., Inc. (a)	380,929	38,111,946

		211,716,262

IT Services—0.5%
Cognizant Technology Solutions Corp. - Class A	228,900	13,794,659

Leisure Products—0.2%
Mattel, Inc. (a) (b)	486,255	5,538,445

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc.	61,075	17,789,315

Machinery—0.8%
Illinois Tool Works, Inc. (a)	161,551	25,281,116

Media—2.9%
Comcast Corp. - Class A	889,519	40,099,517
Fox Corp. - Class B	886,054	27,946,143
News Corp. - Class A (a)	1,438,936	20,029,989

		88,075,649

Multi-Utilities—0.9%
CenterPoint Energy, Inc.	434,250	13,105,665
Sempra Energy	94,600	13,963,906

		27,069,571

Multiline Retail—0.3%
Kohl’s Corp. (a)	170,564	8,470,208

Oil, Gas & Consumable Fuels—8.4%
EQT Corp. (a)	404,540	4,304,305
Equitrans Midstream Corp. (a)	335,062	4,875,152
Exxon Mobil Corp.	741,716	52,372,567
Occidental Petroleum Corp.	842,061	37,446,453
Pioneer Natural Resources Co.	181,700	22,852,409
TC Energy Corp. (a)	1,112,339	57,608,037
Total S.A. (ADR)	1,474,280	76,662,560

		256,121,483

Pharmaceuticals—5.1%
Johnson & Johnson	459,591	59,461,884
Merck & Co., Inc.	210,550	17,724,099
Perrigo Co. plc (a)	440,219	24,603,840
Pfizer, Inc.	1,468,795	52,773,804

		154,563,627

Professional Services—0.5%
Nielsen Holdings plc (a)	761,800	16,188,250

Semiconductors & Semiconductor Equipment—4.5%
Applied Materials, Inc.	785,127	39,177,837
QUALCOMM, Inc.	770,956	58,808,524
Texas Instruments, Inc.	290,003	37,479,988

		135,466,349

Software—2.7%
Microsoft Corp.	593,679	82,539,191

Tobacco—1.4%
Philip Morris International, Inc.	556,553	42,259,069

Total Common Stocks (Cost $2,549,851,386)		2,923,620,652

Convertible Preferred Stocks—1.5%

Electric Utilities—0.4%
Southern Co. (The) 6.750%, 08/01/22	246,505	13,190,483

Health Care Equipment & Supplies—0.2%
Becton Dickinson & Co. 6.125%, 05/01/20	112,517	6,965,927

Multi-Utilities—0.9%
Sempra Energy
6.000%, 01/15/21	177,718	21,006,268
6.750%, 07/15/21 (a)	45,416	5,343,646

		26,349,914

Total Convertible Preferred Stocks (Cost $40,363,317)		46,506,324

Short-Term Investment—1.8%

Mutual Fund—1.8%
T. Rowe Price Treasury Reserve Fund (c)	55,654,555	55,654,555

Total Short-Term Investments (Cost $55,654,555)		55,654,555

Securities Lending Reinvestments (d)—8.7%

Certificates of Deposit—4.9%
Banco Del Estado De Chile New York 2.222%, 1M LIBOR + 0.180%, 10/09/19 (e)	7,000,000	7,000,000
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (e)	5,000,000	4,999,605
Bank of Montreal (Chicago) 2.070%, SOFR + 0.250%, 07/10/20 (e)	2,000,000	2,000,136

BHFTI-348

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (e)	3,000,000	$2,998,674
2.481%, 3M LIBOR + 0.170%, 01/09/20 (e)	5,000,000	5,002,085
Canadian Imperial Bank of Commerce 2.278%, 1M LIBOR + 0.250%, 10/15/19 (e)	12,000,000	12,000,408
China Construction Bank Corp.
2.470%, 10/18/19	2,000,000	2,000,254
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (e)	4,000,000	3,998,360
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (e)	10,000,000	10,000,190
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (e)	12,000,000	12,001,716
Credit Industriel et Commercial 2.393%, 3M LIBOR + 0.090%, 10/15/19 (e)	5,000,000	5,000,525
Credit Suisse AG 2.219%, 1M LIBOR + 0.130%, 11/04/19 (e)	5,000,000	4,999,600
DZ Bank AG Zero Coupon, 10/18/19	4,969,899	4,994,750
KBC Bank NV
Zero Coupon, 10/25/19	4,935,000	4,993,273
2.220%, 12/03/19	5,000,000	5,001,200
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/18/19	994,288	997,180
2.226%, 1M LIBOR + 0.180%, 01/23/20 (e)	4,000,000	3,999,948
Mizuho Bank, Ltd.
Zero Coupon, 10/23/19	2,982,242	2,995,980
2.174%, 1M LIBOR + 0.120%, 11/27/19 (e)	7,000,000	6,999,867
Norinchukin Bank, New York Zero Coupon, 10/09/19	1,988,162	1,998,940
Royal Bank of Canada New York 2.060%, SOFR + 0.240%, 07/08/20 (e)	2,000,000	1,999,840
Societe Generale 2.280%, FEDEFF PRV + 0.450%, 08/14/20 (e)	5,000,714	5,002,595
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (e)	2,000,000	1,999,740
2.216%, 1M LIBOR + 0.170%, 01/21/20 (e)	2,000,000	1,999,972
2.234%, 1M LIBOR + 0.180%, 01/27/20 (e)	4,000,000	3,999,724
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (e)	3,000,000	2,998,590
2.266%, 1M LIBOR + 0.220%, 07/22/20 (e)	5,000,000	4,998,460
2.344%, 1M LIBOR + 0.300%, 10/31/19 (e)	3,000,000	3,000,432
2.429%, 1M LIBOR + 0.380%, 12/10/19 (e)	2,000,000	2,000,804
Wells Fargo Bank N.A. 2.180%, FEDEFF PRV + 0.350%, 08/20/20 (e)	3,000,000	3,000,000
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (e)	12,000,000	11,999,957

		146,982,805

Commercial Paper—1.6%
Bank of China, Ltd. 2.470%, 10/11/19	8,946,895	8,993,601
Cafco LLC 2.120%, 10/31/19	1,992,580	1,996,362

Commercial Paper—(Continued)
China Construction Bank Corp.
2.470%, 10/18/19	993,756	998,858
2.500%, 10/01/19	3,000,000	3,000,024
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (e)	10,000,000	10,001,620
LMA S.A. & LMA Americas, Corp. 2.610%, 10/03/19	3,946,930	3,999,284
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (e)	5,000,000	5,000,140
Sumitomo Mitsui Trust Bank, Ltd. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (e)	6,000,000	5,999,232
Thunder Bay Funding LLC
2.167%, 1M LIBOR + 0.100%, 12/05/19 (e)	2,000,000	1,999,800
Toronto-Dominion Bank 2.417%, 1M LIBOR + 0.350%, 11/05/19 (e)	3,000,000	3,000,447
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (e)	3,999,506	3,997,956

		48,987,324

Repurchase Agreements—1.5%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $2,011,602; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $15,093,150; collateralized by various Common Stock with an aggregate market value of $16,501,694.	15,000,000	15,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $8,016,878; collateralized by various Common Stock with an aggregate market value of $8,800,000.	8,000,000	8,000,000
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $2,505,274; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,100,073; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,122,001.	1,100,000	1,100,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,000,067; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $1,020,000.	1,000,000	1,000,000

BHFTI-349

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $4,487,323; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $4,576,840.	4,487,098	$4,487,098
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,300,072; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,446,903.	1,300,000	1,300,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $3,100,170; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,444,292.	3,100,000	3,100,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $2,700,149; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,999,867.	2,700,000	2,700,000

		46,187,098

Time Deposits—0.7%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	10,000,000	10,000,000

Time Deposits—(Continued)
Nordea Bank New York 1.760%, 10/01/19	10,000,000	10,000,000

		20,000,000

Total Securities Lending Reinvestments (Cost $262,152,850)		262,157,227

Total Investments—108.3% (Cost $2,908,022,108)		3,287,938,758
Other assets and liabilities (net)—(8.3)%		(251,872,872)

Net Assets—100.0%		$3,036,065,886

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $257,576,754 and the collateral received consisted of cash in the amount of $261,937,071. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-350

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,923,620,652	$—	$—	$2,923,620,652
Total Convertible Preferred Stocks*	46,506,324	—	—	46,506,324
Total Short-Term Investment*	55,654,555	—	—	55,654,555
Total Securities Lending Reinvestments*	—	262,157,227	—	262,157,227
Total Investments	$3,025,781,531	$262,157,227	$—	$3,287,938,758

Collateral for Securities Loaned (Liability)	$—	$(261,937,071)	$—	$(261,937,071)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-351

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—93.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
BWX Technologies, Inc. (a)	155,000	$8,867,550
L3Harris Technologies, Inc.	133,000	27,749,120
Textron, Inc.	533,000	26,095,680

		62,712,350

Airlines—0.8%
Alaska Air Group, Inc.	72,000	4,673,520
United Airlines Holdings, Inc. (b)	96,000	8,487,360

		13,160,880

Auto Components—1.3%
Aptiv plc	186,000	16,260,120
Visteon Corp. (a) (b)	67,000	5,530,180

		21,790,300

Banks—0.9%
Fifth Third Bancorp	240,000	6,571,200
Webster Financial Corp.	159,000	7,452,330

		14,023,530

Biotechnology—3.0%
Alkermes plc (b)	364,000	7,101,640
Alnylam Pharmaceuticals, Inc. (a) (b)	58,000	4,664,360
Argenx SE (ADR) (b)	24,000	2,735,040
Ascendis Pharma A/S (ADR) (b)	21,000	2,022,720
Exact Sciences Corp. (a) (b)	63,000	5,693,310
Incyte Corp. (b)	89,000	6,606,470
Neurocrine Biosciences, Inc. (a) (b)	63,000	5,676,930
Sage Therapeutics, Inc. (a) (b)	24,000	3,366,960
Sarepta Therapeutics, Inc. (b)	25,000	1,883,000
Seattle Genetics, Inc. (a) (b)	101,807	8,694,318

		48,444,748

Building Products—0.2%
Allegion plc	37,000	3,835,050

Capital Markets—3.2%
Cboe Global Markets, Inc.	122,000	14,019,020
KKR & Co., Inc. - Class A	337,000	9,048,450
MarketAxess Holdings, Inc. (a)	19,000	6,222,500
TD Ameritrade Holding Corp. (a)	418,000	19,520,600
Tradeweb Markets, Inc. - Class A	74,000	2,736,520

		51,547,090

Chemicals—1.8%
Air Products & Chemicals, Inc.	48,000	10,649,280
RPM International, Inc.	207,000	14,243,670
Valvoline, Inc. (a)	221,000	4,868,630

		29,761,580

Commercial Services & Supplies—0.5%
Waste Connections, Inc.	85,000	7,820,000

Construction Materials—0.6%
Martin Marietta Materials, Inc. (a)	36,000	9,867,600

Consumer Finance—0.2%
SLM Corp. (a)	352,000	3,106,400

Containers & Packaging—3.3%
Avery Dennison Corp. (a)	91,658	10,409,599
Ball Corp.	448,000	32,618,880
Sealed Air Corp. (a)	241,000	10,003,910

		53,032,389

Diversified Consumer Services—0.7%
ServiceMaster Global Holdings, Inc. (b)	192,000	10,732,800

Electric Utilities—0.6%
Eversource Energy (a)	119,000	10,170,930

Electrical Equipment—1.3%
Sensata Technologies Holding plc (a) (b)	410,000	20,524,600

Electronic Equipment, Instruments & Components—3.4%
Cognex Corp. (a)	66,000	3,242,580
Corning, Inc. (a)	484,000	13,803,680
FLIR Systems, Inc.	86,000	4,522,740
Keysight Technologies, Inc. (a) (b)	243,000	23,631,750
National Instruments Corp.	220,000	9,237,800

		54,438,550

Food & Staples Retailing—1.5%
Casey’s General Stores, Inc.	92,000	14,826,720
Kroger Co. (The)	122,000	3,145,160
Sprouts Farmers Market, Inc. (a) (b)	295,000	5,705,300

		23,677,180

Food Products—1.0%
Conagra Brands, Inc. (a)	207,000	6,350,760
TreeHouse Foods, Inc. (a) (b)	168,000	9,315,600

		15,666,360

Gas Utilities—0.4%
Atmos Energy Corp.	53,000	6,036,170

Health Care Equipment & Supplies—8.1%
Alcon, Inc. (b)	133,000	7,752,570
Cooper Cos., Inc. (The)	107,000	31,779,000
Hologic, Inc. (b)	618,000	31,202,820
ICU Medical, Inc. (a) (b)	39,000	6,224,400
IDEXX Laboratories, Inc. (b)	18,000	4,894,740
Teleflex, Inc.	114,000	38,731,500
West Pharmaceutical Services, Inc.	72,514	10,283,935

		130,868,965

Health Care Providers & Services—0.6%
Acadia Healthcare Co., Inc. (a) (b)	241,000	7,490,280

BHFTI-352

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services —(Continued)
MEDNAX, Inc. (a) (b)	73,000	$1,651,260

		9,141,540

Health Care Technology—0.1%
Veeva Systems, Inc. - Class A (b)	15,000	2,290,350

Hotels, Restaurants & Leisure—5.5%
Darden Restaurants, Inc.	43,000	5,083,460
Dunkin’ Brands Group, Inc. (a)	122,000	9,681,920
Hilton Worldwide Holdings, Inc.	121,000	11,266,310
Marriott International, Inc. - Class A	73,000	9,079,010
MGM Resorts International	669,000	18,544,680
Norwegian Cruise Line Holdings, Ltd. (b)	413,000	21,381,010
Vail Resorts, Inc.	60,000	13,653,600

		88,689,990

Industrial Conglomerates—1.1%
Roper Technologies, Inc.	49,000	17,473,400

Insurance—4.0%
Assurant, Inc.	97,000	12,204,540
Axis Capital Holdings, Ltd.	96,000	6,405,120
Fidelity National Financial, Inc.	389,000	17,275,490
Progressive Corp. (The)	61,000	4,712,250
Willis Towers Watson plc	121,000	23,349,370

		63,946,770

Interactive Media & Services—1.5%
IAC/InterActiveCorp (b)	111,000	24,194,670

Internet & Direct Marketing Retail—0.0%
Chewy, Inc. - Class A (a) (b)	27,000	663,660

IT Services—6.6%
Black Knight, Inc. (b)	132,000	8,059,920
CoreLogic, Inc. (b)	299,000	13,834,730
Fidelity National Information Services, Inc.	121,000	16,063,960
Fiserv, Inc. (b)	193,000	19,992,870
FleetCor Technologies, Inc. (b)	63,000	18,067,140
Gartner, Inc. (b)	49,000	7,006,510
Global Payments, Inc. (a)	140,000	22,260,000
Shopify, Inc. - Class A (b)	3,000	934,980

		106,220,110

Life Sciences Tools & Services—4.1%
Agilent Technologies, Inc.	340,000	26,054,200
Avantor, Inc. (b)	562,000	8,261,400
Bruker Corp. (a)	454,000	19,944,220
PRA Health Sciences, Inc. (b)	122,000	12,106,060

		66,365,880

Machinery—4.8%
Colfax Corp. (a) (b)	398,000	11,565,880
Fortive Corp.	217,000	14,877,520
Gardner Denver Holdings, Inc. (b)	602,000	17,030,580

Machinery—(Continued)
IDEX Corp.	121,000	19,829,480
Xylem, Inc. (a)	181,000	14,411,220

		77,714,680

Metals & Mining—0.4%
Franco-Nevada Corp.	24,000	2,187,840
Kirkland Lake Gold, Ltd. (a)	112,000	5,017,600

		7,205,440

Multi-Utilities—1.1%
Sempra Energy	121,000	17,860,810

Multiline Retail—2.5%
Dollar General Corp.	155,000	24,635,700
Dollar Tree, Inc. (b)	134,000	15,297,440

		39,933,140

Oil, Gas & Consumable Fuels—2.3%
Cabot Oil & Gas Corp.	293,000	5,148,010
Concho Resources, Inc.	242,000	16,431,800
Continental Resources, Inc. (a) (b)	142,000	4,372,180
Pioneer Natural Resources Co.	67,000	8,426,590
Venture Global LNG, Inc. - Series B (b) (c) (d) (e)	78	405,600
Venture Global LNG, Inc. - Series C (b) (c) (d) (e)	540	2,808,000

		37,592,180

Pharmaceuticals—2.6%
Amneal Pharmaceuticals, Inc. (b)	248,000	719,200
Catalent, Inc. (a) (b)	389,000	18,539,740
Elanco Animal Health, Inc. (b)	400,000	10,636,000
Perrigo Co. plc	206,000	11,513,340

		41,408,280

Professional Services—4.5%
Clarivate Analytics plc (a) (b)	310,842	5,243,905
CoStar Group, Inc. (b)	24,000	14,236,800
Equifax, Inc.	39,000	5,486,130
IHS Markit, Ltd. (a) (b)	182,000	12,172,160
TransUnion	206,000	16,708,660
Verisk Analytics, Inc.	121,000	19,134,940

		72,982,595

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A (b) (c) (d) (e)	15,741	268,069

Road & Rail—0.9%
J.B. Hunt Transport Services, Inc. (a)	134,000	14,827,100

Semiconductors & Semiconductor Equipment—5.1%
Entegris, Inc.	151,000	7,106,060
Marvell Technology Group, Ltd.	666,000	16,630,020
Maxim Integrated Products, Inc.	194,000	11,234,540
Microchip Technology, Inc. (a)	282,000	26,200,620
Skyworks Solutions, Inc.	121,000	9,589,250

BHFTI-353

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Xilinx, Inc.	117,000	$11,220,300

		81,980,790

Software—4.8%
Atlassian Corp. plc - Class A (b)	87,000	10,913,280
Ceridian HCM Holding, Inc. (b)	171,040	8,444,245
DocuSign, Inc. (b)	182,000	11,269,440
Slack Technologies, Inc. - Class A (a) (b)	135,144	3,206,967
Splunk, Inc. (b)	98,000	11,550,280
SS&C Technologies Holdings, Inc.	108,000	5,569,560
Symantec Corp.	360,987	8,530,123
Workday, Inc. - Class A (a) (b)	109,000	18,525,640

		78,009,535

Specialty Retail—2.9%
Burlington Stores, Inc. (b)	97,000	19,382,540
CarMax, Inc. (a) (b)	72,000	6,336,000
Michaels Cos., Inc. (The) (a) (b)	109,000	1,067,110
O’Reilly Automotive, Inc. (b)	24,000	9,564,240
Tiffany & Co. (a)	49,000	4,538,870
Ulta Salon Cosmetics & Fragrance, Inc. (b)	22,000	5,514,300

		46,403,060

Textiles, Apparel & Luxury Goods—1.3%
Levi Strauss & Co. - Class A (a) (b)	150,000	2,856,000
Tapestry, Inc.	474,000	12,347,700
VF Corp.	61,000	5,428,390

		20,632,090

Total Common Stocks (Cost $1,063,842,732)		1,507,021,611

Convertible Preferred Stocks—0.4%

Internet & Direct Marketing Retail—0.2%
Roofoods, Ltd., Series F (b) (c) (d) (e)	7,253	2,818,879
Roofoods, Ltd., Series G (b) (c) (d) (e)	169	70,625

		2,889,504

Real Estate Management & Development—0.2%
WeWork Cos., Inc.- Series D1 (b) (c) (d) (e)	89,839	1,529,958
WeWork Cos., Inc.- Series D2 (b) (c) (d) (e)	70,588	1,202,114

		2,732,072

Total Convertible Preferred Stocks (Cost $5,306,368)		5,621,576

Short-Term Investment—6.2%

Mutual Fund—6.2%
T. Rowe Price Treasury Reserve Fund (f)	100,304,125	100,304,125

Total Short-Term Investments (Cost $100,304,125)		100,304,125

Securities Lending Reinvestments (g)—15.2%
Security Description	Principal Amount*	Value

Certificates of Deposit—10.0%
ABN AMRO Bank NV 2.120%, 01/10/20	2,000,000	$2,000,320
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (h)	4,000,000	3,999,780
2.222%, 1M LIBOR + 0.180%, 10/09/19 (h)	3,000,000	3,000,000
Banco Santander S.A. 2.192%, 1M LIBOR + 0.150%, 11/07/19 (h)	5,000,000	4,999,605
Bank of Montreal (Chicago)
2.070%, SOFR + 0.250%, 07/10/20 (h)	2,000,000	2,000,136
2.150%, 1M LIBOR + 0.100%, 10/11/19 (h)	2,000,000	1,999,964
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (h)	6,000,000	5,997,348
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (h)	4,000,000	3,997,208
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (h)	2,000,000	2,000,370
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (h)	1,000,000	1,000,005
2.278%, 1M LIBOR + 0.250%, 10/15/19 (h)	5,000,000	5,000,170
Chiba Bank, Ltd. 2.270%, 10/08/19	3,000,000	3,000,084
China Construction Bank Corp. 2.470%, 10/18/19	2,000,000	2,000,254
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (h)	5,000,000	4,997,950
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (h)	3,000,000	3,000,057
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (h)	7,000,000	7,001,001
Credit Industriel et Commercial
2.227%, 1M LIBOR + 0.160%, 03/05/20 (h)	5,000,000	4,998,745
2.393%, 3M LIBOR + 0.090%, 10/15/19 (h)	4,000,000	4,000,420
DNB Bank ASA 2.020%, 03/10/20	2,000,000	1,999,572
DZ Bank AG
Zero Coupon, 10/18/19	2,981,939	2,996,850
Zero Coupon, 03/10/20	1,979,188	1,981,580
KBC Bank NV
Zero Coupon, 10/25/19	4,935,000	4,993,273
2.080%, 03/12/20	2,000,000	2,000,200
2.220%, 12/03/19	2,000,000	2,000,480
Mizuho Bank, Ltd.
Zero Coupon, 10/23/19	1,988,162	1,997,320
2.174%, 1M LIBOR + 0.120%, 11/27/19 (h)	4,000,000	3,999,924
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (h)	5,000,000	4,999,485
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (h)	1,000,000	999,840
Norinchukin Bank, New York Zero Coupon, 10/09/19	994,081	999,470
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (h)	4,000,000	3,999,600
Royal Bank of Canada New York
2.060%, SOFR + 0.240%, 07/08/20 (h)	3,000,000	2,999,760
2.110%, SOFR + 0.290%, 07/16/20 (h)	4,000,000	4,001,260

BHFTI-354

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Societe Generale
2.180%, FEDEFF PRV + 0.350%, 06/19/20 (h)	3,000,000	$2,999,559
2.337%, 1M LIBOR + 0.280%, 06/19/20 (h)	3,000,000	3,003,546
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (h)	4,000,000	4,000,068
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (h)	7,000,000	6,999,965
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (h)	2,000,000	1,999,988
Sumitomo Mitsui Banking Corp.
2.172%, 1M LIBOR + 0.130%, 12/09/19 (h)	3,000,000	2,999,610
2.234%, 1M LIBOR + 0.180%, 01/27/20 (h)	3,000,000	2,999,793
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 10/17/19	1,973,515	1,998,020
2.184%, 1M LIBOR + 0.140%, 11/20/19 (h)	2,000,000	1,999,960
Svenska Handelsbanken AB
2.247%, 1M LIBOR + 0.180%, 06/05/20 (h)	2,000,000	1,999,060
2.344%, 1M LIBOR + 0.300%, 10/31/19 (h)	4,000,000	4,000,576
2.429%, 1M LIBOR + 0.380%, 12/10/19 (h)	5,000,000	5,002,010
Wells Fargo Bank N.A. 2.180%, FEDEFF PRV + 0.350%, 08/20/20 (h)	7,000,000	7,000,000
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (h)	10,000,000	9,999,964

		161,964,150

Commercial Paper—2.7%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd.
2.290%, 12/09/19	1,988,550	1,990,894
2.470%, 10/11/19	5,964,597	5,995,734
Cafco LLC 2.120%, 10/31/19	1,992,580	1,996,362
China Construction Bank Corp.
2.470%, 10/18/19	993,756	998,858
2.500%, 10/01/19	3,000,000	3,000,024
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (h)	10,000,000	10,001,620
Kells Funding LLC 2.260%, 10/28/19	1,987,068	1,996,959
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (h)	2,000,000	2,001,114
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (h)	2,000,000	2,000,056
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (h)	6,000,000	5,999,232
UBS AG 2.286%, 1M LIBOR + 0.240%, 01/27/20 (h)	4,000,000	4,000,000
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (h)	1,999,753	1,998,978

		42,975,219

Repurchase Agreements—2.5%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $3,721,464; collateralized by various Common Stock with an aggregate market value of $4,070,001.	3,700,000	3,700,000

Repurchase Agreements—(Continued)
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $3,521,735; collateralized by various Common Stock with an aggregate market value of $3,850,395.	3,500,000	3,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $5,010,549; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $6,012,658; collateralized by various Common Stock with an aggregate market value of $6,600,000.	6,000,000	6,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $900,060; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $918,000.	900,000	900,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $800,053; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $816,000.	800,000	800,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $1,416,922; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $1,445,188.	1,416,851	1,416,851
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $4,047,927; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $4,390,674.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,000,055; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,113,002.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $2,600,142; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,888,761.	2,600,000	2,600,000

BHFTI-355

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $2,200,121; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,444,336.	2,200,000	$2,200,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $10,003,889; collateralized by Foreign Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $11,110,619.	10,000,000	10,000,000

		41,116,851

Total Securities Lending Reinvestments (Cost $246,055,138)		246,056,220

Total Investments—115.2% (Cost $1,415,508,363)		1,859,003,532
Other assets and liabilities (net)—(15.2)%		(245,140,916)

Net Assets—100.0%		$1,613,862,616

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $242,494,375 and the collateral received consisted of cash in the amount of $245,889,302. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 0.6% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2019, the market value of restricted securities was $9,103,245, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Restricted Securities	Acquisition Date	Shares	Cost	Value
Roofoods, Ltd. - Series F	09/12/17	7,253	$2,564,447	$2,818,879
Roofoods, Ltd. Series G	05/06/19	169	70,625	70,625
Venture Global LNG, Inc. - Series B	03/08/18	78	235,560	405,600
Venture Global LNG, Inc. - Series C	10/16/17 - 03/08/18	540	1,987,525	2,808,000
WeWork Cos., Inc. - Class A	12/09/14 - 05/26/15	15,741	223,069	268,069
WeWork Cos., Inc. - Series D1	12/09/14	89,839	1,495,924	1,529,958
WeWork Cos., Inc. - Series D2	12/09/14	70,588	1,175,372	1,202,114

				$9,103,245

BHFTI-356

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$62,712,350	$—	$—	$62,712,350
Airlines	13,160,880	—	—	13,160,880
Auto Components	21,790,300	—	—	21,790,300
Banks	14,023,530	—	—	14,023,530
Biotechnology	48,444,748	—	—	48,444,748
Building Products	3,835,050	—	—	3,835,050
Capital Markets	51,547,090	—	—	51,547,090
Chemicals	29,761,580	—	—	29,761,580
Commercial Services & Supplies	7,820,000	—	—	7,820,000
Construction Materials	9,867,600	—	—	9,867,600
Consumer Finance	3,106,400	—	—	3,106,400
Containers & Packaging	53,032,389	—	—	53,032,389
Diversified Consumer Services	10,732,800	—	—	10,732,800
Electric Utilities	10,170,930	—	—	10,170,930
Electrical Equipment	20,524,600	—	—	20,524,600
Electronic Equipment, Instruments & Components	54,438,550	—	—	54,438,550
Food & Staples Retailing	23,677,180	—	—	23,677,180
Food Products	15,666,360	—	—	15,666,360
Gas Utilities	6,036,170	—	—	6,036,170
Health Care Equipment & Supplies	130,868,965	—	—	130,868,965
Health Care Providers & Services	9,141,540	—	—	9,141,540
Health Care Technology	2,290,350	—	—	2,290,350
Hotels, Restaurants & Leisure	88,689,990	—	—	88,689,990
Industrial Conglomerates	17,473,400	—	—	17,473,400
Insurance	63,946,770	—	—	63,946,770
Interactive Media & Services	24,194,670	—	—	24,194,670
Internet & Direct Marketing Retail	663,660	—	—	663,660
IT Services	106,220,110	—	—	106,220,110
Life Sciences Tools & Services	66,365,880	—	—	66,365,880
Machinery	77,714,680	—	—	77,714,680
Metals & Mining	7,205,440	—	—	7,205,440
Multi-Utilities	17,860,810	—	—	17,860,810
Multiline Retail	39,933,140	—	—	39,933,140
Oil, Gas & Consumable Fuels	34,378,580	—	3,213,600	37,592,180
Pharmaceuticals	41,408,280	—	—	41,408,280
Professional Services	72,982,595	—	—	72,982,595
Real Estate Management & Development	—	—	268,069	268,069
Road & Rail	14,827,100	—	—	14,827,100
Semiconductors & Semiconductor Equipment	81,980,790	—	—	81,980,790
Software	78,009,535	—	—	78,009,535

BHFTI-357

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$46,403,060	$—	$—	$46,403,060
Textiles, Apparel & Luxury Goods	20,632,090	—	—	20,632,090
Total Common Stocks	1,503,539,942	—	3,481,669	1,507,021,611
Total Convertible Preferred Stocks*	—	—	5,621,576	5,621,576
Total Short-Term Investment*	100,304,125	—	—	100,304,125
Total Securities Lending Reinvestments*	—	246,056,220	—	246,056,220
Total Investments	$1,603,844,067	$246,056,220	$9,103,245	$1,859,003,532

Collateral for Securities Loaned (Liability)	$—	$(245,889,302)	$—	$(245,889,302)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2018	Realized Gain	Change in Unrealized Depreciation	Purchases	Sales	Transfers out of Level 3	Balance as of September 30, 2019	Change in Unrealized Depreciation from Investments Held at September 30, 2019
Common Stocks
Oil, Gas & Consumable Fuels	$3,213,600	$—	$—	$—	$—	$—	$3,213,600	$—
Real Estate Management & Development	1,781,642	731,146	(1,237,781)		(1,006,938)	—	268,069	(1,237,781)
Convertible Preferred Stocks
Internet & Direct Marketing Retail	3,698,522	—	(879,643)	70,625	—	—	2,889,504	(879,644)
Real Estate Management & Development	8,311,723	—	(5,579,651)	—	—	—	2,732,072	(5,579,651)
Software	1,144,623	—	—	—	—	(1,144,623)	—	—

	$18,150,110	$731,146	$(7,697,075)	$70,625	$(1,006,938)	$(1,144,623)	$9,103,245	$(7,697,076)

BHFTI-358

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—63.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—34.2%
Fannie Mae 15 Yr. Pool 3.000%, 06/01/32	1,615,659	$1,654,494
Fannie Mae 30 Yr. Pool
3.000%, 07/01/45	16,787,441	17,281,847
3.500%, 01/01/48	11,295,174	11,702,802
3.500%, 02/01/48	7,108,067	7,372,635
4.000%, 06/01/47	5,357,494	5,630,137
4.500%, 02/01/46	4,074,652	4,379,399
4.500%, 05/01/48	17,031,922	17,984,461
4.500%, 08/01/48	3,402,575	3,594,615
Fannie Mae Pool
2.950%, 05/01/31	4,146,245	4,393,871
3.030%, 03/01/31	1,032,277	1,096,648
3.210%, 11/01/37	5,464,393	5,871,339
3.320%, 08/01/26	1,895,000	2,037,170
3.450%, 05/01/34	4,065,000	4,484,893
3.490%, 02/01/33	4,000,000	4,483,032
3.500%, 01/01/44	5,915,996	6,200,734
3.580%, 03/01/27	2,745,381	3,004,462
3.690%, 05/01/30	8,760,000	9,844,711
4.000%, 08/01/42	1,076,605	1,145,950
Fannie Mae REMICS (CMO)
3.500%, 01/25/47	15,939,508	16,592,648
3.500%, 06/25/47	6,650,951	6,911,390
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/31	5,842,605	5,922,945
2.500%, 07/01/32	3,890,410	3,930,482
3.000%, 03/01/31	2,101,910	2,160,031
3.000%, 06/01/33	830,043	851,166
3.500%, 11/01/33	5,485,611	5,675,499
3.500%, 01/01/34	7,109,552	7,435,040
Freddie Mac 30 Yr. Gold Pool
3.000%, 06/01/46	7,935,430	8,134,173
3.000%, 09/01/46	3,121,127	3,203,637
3.000%, 10/01/46	9,561,184	9,801,071
3.000%, 11/01/46	12,617,162	12,933,741
3.000%, 01/01/47	14,240,762	14,598,073
3.000%, 02/01/47	1,829,114	1,872,842
3.000%, 01/01/48	3,160,299	3,231,310
3.500%, 04/01/45	5,873,889	6,221,657
3.500%, 11/01/45	1,144,873	1,194,161
3.500%, 06/01/46	4,201,027	4,379,475
3.500%, 08/01/46	3,644,631	3,814,903
3.500%, 04/01/47	14,495,896	15,272,912
3.500%, 12/01/47	16,473,515	17,356,581
3.500%, 01/01/48	23,947,538	25,363,311
3.500%, 03/01/48	44,063,693	46,192,147
4.000%, 01/01/45	4,669,919	5,003,098
4.000%, 12/01/45	10,876,663	11,622,453
4.000%, 03/01/48	978,501	1,045,254
4.000%, 06/01/48	1,536,779	1,627,474
4.000%, 11/01/48	1,822,341	1,942,824
4.000%, 01/01/49	9,260,212	9,798,044
4.500%, 10/01/48	7,957,870	8,375,947
5.000%, 06/01/48	2,020,742	2,167,954

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 08/01/48	380,098	407,314
5.000%, 10/01/48	4,221,495	4,527,774
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.750%, 04/25/33	5,465,000	6,243,132
Freddie Mac REMICS (CMO) 3.000%, 04/15/48	4,240,668	4,317,640
Ginnie Mae II 30 Yr. Pool
3.000%, 10/20/46	2,884,281	2,974,414
3.000%, 12/20/46	8,817,050	9,092,248
3.000%, 04/20/47	1,674,974	1,726,150
3.000%, 11/20/47	10,503,589	10,800,584
3.000%, TBA (a)	30,925,000	31,708,997
3.500%, 04/20/46	6,372,002	6,665,669
3.500%, 05/20/46	2,897,389	3,026,086
3.500%, 06/20/46	654,803	683,363
3.500%, 11/20/46	9,537,382	9,956,956
3.500%, 01/20/47	1,704,671	1,774,280
3.500%, 09/20/47	4,013,972	4,176,156
3.500%, 11/20/47	14,290,443	14,846,826
3.500%, 12/20/47	8,138,293	8,453,295
3.500%, 02/20/48	11,633,995	12,062,187
4.000%, 11/20/47	4,150,676	4,333,714
4.000%, 12/20/47	3,870,583	4,039,311
4.000%, 03/20/48	3,372,335	3,525,827
4.000%, 10/20/48	7,092,488	7,375,827
4.500%, 02/20/47	5,827,157	6,171,382
4.500%, 06/20/47	10,848,158	11,402,395
5.000%, 06/20/47	4,835,202	5,192,659
5.000%, 09/20/47	2,984,945	3,204,954
Government National Mortgage Association (CMO) 3.500%, 09/20/48	4,051,702	4,193,177
Uniform Mortgage-Backed Securities
3.000%, TBA (a)	70,925,000	71,961,170
5.000%, TBA (a)	2,600,000	2,787,078

		634,426,008

U.S. Treasury—29.1%
U.S. Treasury Bonds
2.250%, 08/15/49	57,424,000	59,117,559
2.875%, 05/15/49 (b)	11,594,000	13,533,278
U.S. Treasury Inflation Indexed Bond 1.000%, 02/15/49 (b) (c)	19,771,308	22,372,457
U.S. Treasury Inflation Indexed Notes
0.125%, 07/15/24 (c)	2,679,590	2,678,484
0.250%, 07/15/29 (b) (c)	20,264,208	20,476,680
0.500%, 04/15/24 (b) (c)	17,232,046	17,453,334
U.S. Treasury Notes
1.250%, 08/31/24 (b)	123,819,000	122,101,978
1.500%, 08/31/21 (b)	30,632,000	30,541,061
1.500%, 09/30/21	21,375,000	21,322,397
1.500%, 09/30/24	131,160,000	130,847,471
1.625%, 06/30/21 (b)	21,580,000	21,554,711
1.625%, 08/15/29 (b)	36,858,000	36,698,186
1.750%, 06/30/24	16,785,000	16,929,902

BHFTI-359

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.750%, 07/31/24 (b)	24,526,000	$24,747,309

		540,374,807

Total U.S. Treasury & Government Agencies (Cost $1,157,371,523)		1,174,800,815

Corporate Bonds & Notes—24.3%

Aerospace/Defense—0.2%
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A)	1,500,000	1,577,366
L3Harris Technologies, Inc. 4.400%, 06/15/28 (144A) (b)	2,235,000	2,505,523

		4,082,889

Agriculture—0.4%
BAT Capital Corp.
4.390%, 08/15/37	830,000	805,829
4.540%, 08/15/47	920,000	883,264
4.758%, 09/06/49	1,880,000	1,834,843
Reynolds American, Inc.
5.850%, 08/15/45	1,805,000	1,998,480
6.875%, 05/01/20	1,000,000	1,026,160

		6,548,576

Airlines—0.3%
America West Airlines Pass-Through Trust
7.100%, 04/02/21 (b)	453,503	467,088
8.057%, 07/02/20	375,894	390,926
American Airlines Pass-Through Trust
4.000%, 07/15/25	1,135,618	1,195,919
4.950%, 01/15/23	496,609	520,546
U.S. Airways Pass-Through Trust
6.250%, 04/22/23	1,619,815	1,761,387
7.076%, 03/20/21	848,670	889,491

		5,225,357

Auto Manufacturers—1.4%
Daimler Finance North America LLC
2.000%, 07/06/21 (144A)	1,845,000	1,834,089
2.200%, 10/30/21 (144A)	2,835,000	2,828,051
Ford Motor Credit Co. LLC
2.459%, 03/27/20	3,000,000	2,996,467
3.220%, 3M LIBOR + 0.880%, 10/12/21 (d)	2,205,000	2,167,453
3.339%, 03/28/22	2,155,000	2,157,761
5.596%, 01/07/22	4,986,000	5,238,565
8.125%, 01/15/20	4,175,000	4,244,045
General Motors Co. 4.875%, 10/02/23	3,330,000	3,574,665
General Motors Financial Co., Inc. 3.200%, 07/13/20	860,000	864,727

		25,905,823

Banks—3.2%
Bank of America Corp.
2.738%, 3M LIBOR + 0.370%, 01/23/22 (d)	1,673,000	1,682,672
3.004%, 3M LIBOR + 0.790%, 12/20/23 (d)	6,478,000	6,616,046
4.271%, 3M LIBOR + 1.310%, 07/23/29 (d)	1,780,000	1,983,795
Goldman Sachs Group, Inc. (The)
3.272%, 3M LIBOR + 1.201%, 09/29/25 (d)	3,350,000	3,457,665
3.691%, 3M LIBOR + 1.510%, 06/05/28 (d)	995,000	1,044,608
3.814%, 3M LIBOR + 1.158%, 04/23/29 (d)	2,230,000	2,364,180
JPMorgan Chase & Co.
3.559%, 3M LIBOR + 0.730%, 04/23/24 (d)	2,323,000	2,423,205
4.023%, 3M LIBOR + 1.000%, 12/05/24 (d)	4,570,000	4,874,940
Lloyds Bank plc 3.300%, 05/07/21	3,065,000	3,117,800
Lloyds Banking Group plc
2.858%, 3M LIBOR + 1.249%, 03/17/23 (d)	2,795,000	2,804,018
2.907%, 3M LIBOR + 0.810%, 11/07/23 (d)	2,515,000	2,519,986
Morgan Stanley
3.208%, 3M LIBOR + 0.930%, 07/22/22 (d)	4,300,000	4,332,719
3.875%, 01/27/26	2,010,000	2,156,564
Santander UK Group Holdings plc 3.571%, 01/10/23	1,200,000	1,217,185
Santander UK plc 3.400%, 06/01/21	4,745,000	4,827,163
Wells Fargo & Co.
2.600%, 07/22/20	5,175,000	5,199,382
3.550%, 09/29/25 (b)	2,095,000	2,216,388
Wells Fargo Bank N.A. 2.082%, 3M LIBOR + 0.650%, 09/09/22 (b) (d)	6,260,000	6,245,075

		59,083,391

Beverages—0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.900%, 02/01/46	5,514,000	6,559,442
Bacardi, Ltd.
4.700%, 05/15/28 (144A)	1,105,000	1,207,101
5.300%, 05/15/48 (144A)	1,105,000	1,266,720

		9,033,263

Biotechnology—0.6%
Amgen, Inc. 4.400%, 05/01/45	3,525,000	3,966,822
Biogen, Inc. 5.200%, 09/15/45	1,100,000	1,304,904
Celgene Corp. 5.000%, 08/15/45	4,250,000	5,332,467

		10,604,193

Chemicals—0.2%
International Flavors & Fragrances, Inc. 5.000%, 09/26/48 (b)	2,555,000	2,917,690

Commercial Services—0.2%
IHS Markit, Ltd.
4.750%, 02/15/25 (144A)	1,000,000	1,085,000

BHFTI-360

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
IHS Markit, Ltd.
4.750%, 08/01/28	1,500,000	$1,667,250
5.000%, 11/01/22 (144A)	1,535,000	1,635,038

		4,387,288

Diversified Financial Services—1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500%, 05/15/21	3,380,000	3,489,327
Air Lease Corp. 3.500%, 01/15/22	3,500,000	3,589,820
GE Capital International Funding Co.
2.342%, 11/15/20	9,130,000	9,107,775
4.418%, 11/15/35	11,760,000	12,335,193
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	2,820,000	2,918,136
5.500%, 02/15/24 (144A)	810,000	875,124
Raymond James Financial, Inc. 4.950%, 07/15/46	1,635,000	1,954,760

		34,270,135

Electric—2.6%
Appalachian Power Co.
3.300%, 06/01/27	760,000	794,769
4.450%, 06/01/45	1,440,000	1,677,527
Duke Energy Carolinas LLC 4.250%, 12/15/41	2,300,000	2,654,255
Duke Energy Florida LLC 2.100%, 12/15/19	421,250	421,145
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	1,139,365
4.100%, 03/15/43	2,325,000	2,625,601
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	3,250,000	3,365,015
El Paso Electric Co. 3.300%, 12/15/22	825,000	829,249
Entergy Corp. 4.000%, 07/15/22	3,000,000	3,131,280
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	3,700,737
International Transmission Co. 4.625%, 08/15/43	2,750,000	3,236,258
Kansas City Power & Light Co. 4.200%, 03/15/48	2,250,000	2,636,850
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	1,134,605
NextEra Energy Capital Holdings, Inc. 2.767%, 3M LIBOR + 0.480%, 05/04/21 (d)	6,600,000	6,610,150
PacifiCorp 3.350%, 07/01/25 (b)	2,000,000	2,095,428
Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	570,000	587,620
4.150%, 04/15/25 (144A)	2,800,000	2,966,890
Public Service Co. of New Mexico 3.850%, 08/01/25 (b)	3,135,000	3,267,708
Southwestern Electric Power Co. 4.100%, 09/15/28 (b)	3,000,000	3,322,525

Electric—(Continued)
Xcel Energy, Inc. 3.300%, 06/01/25	2,375,000	2,478,405

		48,675,382

Food—1.2%
Campbell Soup Co. 2.619%, 3M LIBOR + 0.500%, 03/16/20 (d)	3,250,000	3,250,137
Kraft Heinz Foods Co.
3.000%, 06/01/26	750,000	742,060
3.950%, 07/15/25 (b)	3,825,000	4,004,202
4.875%, 10/01/49 (144A)	3,685,000	3,719,028
5.000%, 06/04/42	1,765,000	1,820,678
5.200%, 07/15/45	3,380,000	3,555,143
Kroger Co. (The) 5.400%, 01/15/49	2,065,000	2,445,881
Mondelez International Holdings Netherlands B.V. 2.866%, 3M LIBOR + 0.610%, 10/28/19 (144A) (d)	3,400,000	3,401,734

		22,938,863

Gas—0.3%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	4,000,000	4,124,258
Spire, Inc. 4.700%, 08/15/44 (b)	1,000,000	1,166,302

		5,290,560

Healthcare-Products—0.2%
Becton Dickinson & Co.
2.894%, 06/06/22	1,720,000	1,746,257
2.979%, 3M LIBOR + 0.875%, 12/29/20 (d)	2,250,000	2,250,752

		3,997,009

Healthcare-Services—1.6%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	2,025,451
Anthem, Inc.
3.650%, 12/01/27	2,235,000	2,352,055
3.700%, 09/15/49	1,000,000	970,048
Cigna Holding Co. 3.050%, 10/15/27 (b)	3,350,000	3,409,446
Hartford HealthCare Corp. 5.746%, 04/01/44	1,000,000	1,287,146
HCA, Inc.
5.000%, 03/15/24	2,000,000	2,184,111
5.125%, 06/15/39	995,000	1,088,162
5.250%, 04/15/25 (b)	1,000,000	1,112,368
5.250%, 06/15/49	3,200,000	3,513,504
Humana, Inc. 3.950%, 08/15/49	2,000,000	1,993,333
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	4,767,863
NYU Hospitals Center 4.428%, 07/01/42	1,756,000	2,073,429

BHFTI-361

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	1,015,000	$1,021,472
UnitedHealth Group, Inc. 4.250%, 04/15/47	1,995,000	2,273,281

		30,071,669

Insurance—0.4%
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (b) (d)	3,530,000	4,067,367
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (d)	3,500,000	3,663,726

		7,731,093

Media—0.7%
CBS Corp. 3.700%, 06/01/28	2,703,000	2,817,931
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.484%, 10/23/45	715,000	871,224
Comcast Corp.
4.400%, 08/15/35	1,500,000	1,750,833
4.600%, 10/15/38	2,380,000	2,851,871
Time Warner Cable LLC 5.875%, 11/15/40	4,375,000	4,895,380

		13,187,239

Miscellaneous Manufacturing—0.6%
General Electric Co.
2.200%, 01/09/20	5,000,000	4,994,037
4.625%, 01/07/21	3,330,000	3,416,463
5.500%, 01/08/20	2,000,000	2,015,530
5.550%, 05/04/20	1,600,000	1,623,003

		12,049,033

Oil & Gas—0.8%
Hess Corp. 5.800%, 04/01/47	1,000,000	1,151,137
Noble Energy, Inc. 5.050%, 11/15/44	1,050,000	1,146,068
Occidental Petroleum Corp.
3.500%, 08/15/29	767,000	778,768
4.500%, 07/15/44	620,000	630,808
Petroleos Mexicanos
5.350%, 02/12/28	1,045,000	998,633
6.500%, 01/23/29	5,235,000	5,313,263
6.625%, 06/15/35	1,045,000	1,021,226
6.750%, 09/21/47	3,228,000	3,098,235
7.690%, 01/23/50 (144A) (b)	1,605,000	1,673,694

		15,811,832

Packaging & Containers—0.3%
Amcor Finance USA, Inc.
3.625%, 04/28/26 (144A)	2,625,000	2,701,024
4.500%, 05/15/28 (144A) (b)	450,000	490,506

Packaging & Containers—(Continued)
WRKCo, Inc. 4.900%, 03/15/29 (b)	1,790,000	2,024,413

		5,215,943

Pharmaceuticals—1.8%
AbbVie, Inc.
4.400%, 11/06/42	1,100,000	1,135,161
4.450%, 05/14/46	1,038,000	1,075,855
4.875%, 11/14/48	600,000	662,355
Allergan Finance LLC 3.250%, 10/01/22 (b)	1,435,000	1,466,082
Allergan Funding SCS 4.550%, 03/15/35	775,000	823,250
Bayer U.S. Finance LLC
4.375%, 12/15/28 (144A) (b)	7,735,000	8,353,825
4.400%, 07/15/44 (144A)	1,205,000	1,216,844
4.625%, 06/25/38 (144A) (b)	1,000,000	1,082,416
4.875%, 06/25/48 (144A)	1,130,000	1,249,045
Cigna Corp.
4.375%, 10/15/28	2,500,000	2,740,670
4.900%, 12/15/48	2,500,000	2,859,575
CVS Health Corp.
3.875%, 07/20/25	1,950,000	2,065,698
5.050%, 03/25/48	6,585,000	7,488,676
5.125%, 07/20/45	1,200,000	1,367,394

		33,586,846

Pipelines—1.3%
Enbridge Energy Partners L.P. 5.875%, 10/15/25	850,000	990,196
Energy Transfer Operating L.P.
5.150%, 03/15/45	3,355,000	3,518,195
6.500%, 02/01/42	700,000	839,461
Kinder Morgan, Inc. 3.050%, 12/01/19	921,000	921,513
Plains All American Pipeline L.P. / PAA Finance Corp. 4.650%, 10/15/25	2,340,000	2,503,563
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A)	3,000,000	2,986,226
Ruby Pipeline LLC 6.000%, 04/01/22 (144A) (b)	3,939,394	4,080,868
Sabine Pass Liquefaction LLC 5.625%, 03/01/25	538,000	604,611
TC PipeLines L.P. 4.650%, 06/15/21	3,840,000	3,955,723
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,304,225

		23,704,581

Real Estate Investment Trusts—1.6%
American Campus Communities Operating Partnership L.P.
3.750%, 04/15/23	1,500,000	1,562,042
4.125%, 07/01/24	2,750,000	2,942,418

BHFTI-362

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
GLP Capital L.P. / GLP Financing II, Inc.
4.000%, 01/15/30	1,250,000	$1,256,213
5.300%, 01/15/29	2,180,000	2,402,818
5.375%, 04/15/26	3,160,000	3,479,950
5.750%, 06/01/28	2,000,000	2,274,980
HCP, Inc.
4.000%, 12/01/22	658,000	688,995
4.250%, 11/15/23	1,509,000	1,611,022
Healthcare Realty Trust, Inc. 3.750%, 04/15/23	1,850,000	1,910,579
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26	1,885,000	1,943,218
Life Storage L.P. 3.875%, 12/15/27 (b)	2,500,000	2,640,540
SL Green Operating Partnership L.P. 3.250%, 10/15/22	2,038,000	2,079,189
Ventas Realty L.P.
3.125%, 06/15/23	590,000	606,350
3.250%, 10/15/26	2,500,000	2,566,571
Welltower, Inc. 3.750%, 03/15/23	1,000,000	1,047,028

		29,011,913

Retail—0.3%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,750,000	2,859,338
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26 (b)	1,100,000	1,137,191
4.800%, 11/18/44 (b)	1,975,000	2,087,933

		6,084,462

Savings & Loans—0.1%
Nationwide Building Society
3.622%, 3M LIBOR + 1.181%, 04/26/23 (144A) (d)	1,425,000	1,452,756
3.766%, 3M LIBOR + 1.064%, 03/08/24 (144A) (d)	100,000	102,694

		1,555,450

Semiconductors—0.2%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22	1,860,000	1,878,049
Broadcom, Inc. 3.125%, 10/15/22 (144A)	1,000,000	1,012,590

		2,890,639

Telecommunications—1.5%
AT&T, Inc.
4.800%, 06/15/44	1,825,000	2,023,917
4.850%, 03/01/39	1,368,000	1,550,643
5.250%, 03/01/37	6,665,000	7,847,604
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.360%, 09/20/21 (144A)	500,000	501,875
4.738%, 03/20/25 (144A) (b)	5,475,000	5,819,980
5.152%, 03/20/28 (144A) (b)	1,000,000	1,085,000

Telecommunications—(Continued)
Verizon Communications, Inc. 5.250%, 03/16/37	1,855,000	2,305,532
Vodafone Group plc
3.750%, 01/16/24 (b)	2,190,000	2,309,031
4.875%, 06/19/49	2,200,000	2,451,208
5.250%, 05/30/48	1,500,000	1,738,861

		27,633,651

Total Corporate Bonds & Notes (Cost $425,171,888)		451,494,770

Asset-Backed Securities—9.8%

Asset-Backed - Home Equity—1.7%
Asset Backed Securities Corp. Home Equity Loan Trust 2.178%, 1M LIBOR + 0.160%, 05/25/36 (d)	1,744,747	1,735,767
Asset-Backed Funding Certificates Trust
2.158%, 1M LIBOR + 0.140%, 09/25/36 (d)	4,170,946	4,097,171
2.648%, 1M LIBOR + 0.630%, 03/25/35 (d)	2,383,393	2,385,349
JPMorgan Mortgage Acquisition Corp. 2.723%, 1M LIBOR + 0.705%, 06/25/35 (d)	4,624,101	4,633,894
MASTR Asset-Backed Securities Trust 2.618%, 1M LIBOR + 0.600%, 01/25/36 (d)	2,405,000	2,408,913
New Century Home Equity Loan Trust 2.798%, 1M LIBOR + 0.780%, 08/25/34 (d)	8,650,296	8,640,387
Option One Mortgage Loan Trust 2.678%, 1M LIBOR + 0.660%, 05/25/35 (d)	2,329,638	2,333,465
Option One Mortgage Loan Trust Asset-Backed Certificates 2.458%, 1M LIBOR + 0.440%, 11/25/35 (d)	4,576,198	4,582,080

		30,817,026

Asset-Backed - Other—2.7%
Ameriquest Mortgage Securities Trust 2.408%, 1M LIBOR + 0.390%, 03/25/36 (d)	2,334,047	2,330,852
AMMC CLO 19, Ltd. 3.803%, 3M LIBOR + 1.500%, 10/15/28 (144A) (d)	4,000,000	4,000,500
Atrium XII 3.108%, 3M LIBOR + 0.830%, 04/22/27 (144A) (d)	5,200,000	5,199,745
Dryden 71 CLO, Ltd. 3.453%, 3M LIBOR + 1.150%, 01/15/29 (144A) (d)	1,600,000	1,600,035
GSAMP Trust 2.698%, 1M LIBOR + 0.680%, 10/25/34 (d)	4,130,925	4,105,801
LCM XIII LP 3.325%, 3M LIBOR + 1.140%, 07/19/27 (144A) (d)	4,700,000	4,697,758
Morgan Stanley ABS Capital I, Inc. Trust 2.438%, 1M LIBOR + 0.420%, 11/25/35 (d)	5,000,000	4,979,917
Riserva CLO, Ltd. 3.440%, 3M LIBOR + 1.140%, 10/18/28 (144A) (d)	4,600,000	4,601,596
Structured Asset Investment Loan Trust 2.818%, 1M LIBOR + 0.800%, 07/25/34 (d)	2,806,798	2,781,292
Structured Asset Securities Corp. Mortgage Loan Trust 2.738%, 1M LIBOR + 0.720%, 07/25/35 (d)	3,394,990	3,398,906

BHFTI-363

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Towd Point Mortgage Trust
2.500%, 11/25/60 (144A) (d)	3,174,000	$3,164,756
2.750%, 10/25/56 (144A) (d)	8,413,382	8,490,025

		49,351,183

Asset-Backed - Student Loan—5.4%
Navient Student Loan Trust
3.068%, 1M LIBOR + 1.050%, 07/26/66 (144A) (d)	5,600,000	5,617,398
3.518%, 1M LIBOR + 1.500%, 10/25/58 (d)	2,470,000	2,435,169
Nelnet Student Loan Trust 3.039%, 1M LIBOR + 0.870%, 09/26/67 (144A) (d)	4,600,000	4,604,028
SLC Student Loan Trust
2.279%, 3M LIBOR + 0.160%, 09/15/39 (d)	11,000,000	10,587,482
2.279%, 3M LIBOR + 0.160%, 03/15/55 (d)	8,310,000	7,854,332
SLM Student Loan Trust
2.336%, 3M LIBOR + 0.060%, 01/25/22 (d)	9,503,582	9,241,259
2.606%, 3M LIBOR + 0.330%, 01/25/22 (d)	3,637,385	3,544,969
2.646%, 3M LIBOR + 0.370%, 01/25/40 (d)	4,096,732	3,758,598
2.768%, 1M LIBOR + 0.750%, 05/26/26 (d)	6,639,443	6,548,180
2.768%, 1M LIBOR + 0.750%, 01/25/45 (144A) (d)	3,314,548	3,301,166
2.826%, 3M LIBOR + 0.550%, 10/25/64 (144A) (d)	5,700,000	5,606,062
3.026%, 3M LIBOR + 0.750%, 10/25/40 (d)	10,240,000	10,124,620
3.319%, 3M LIBOR + 1.200%, 12/15/33 (144A) (d)	5,035,285	4,986,461
3.376%, 3M LIBOR + 1.100%, 07/25/23 (d)	6,861,854	6,836,851
3.776%, 3M LIBOR + 1.500%, 04/25/23 (d)	3,194,756	3,213,606
3.818%, 1M LIBOR + 1.800%, 09/25/43 (d)	5,800,000	5,696,663
Wachovia Student Loan Trust 2.446%, 3M LIBOR + 0.170%, 04/25/40 (144A) (d)	7,247,296	6,994,635

		100,951,479

Total Asset-Backed Securities (Cost $177,323,376)		181,119,688

Mortgage-Backed Securities—5.3%

Collateralized Mortgage Obligations—3.6%
Banc of America Funding Trust 2.500%, 03/25/40 (144A) (d)	6,571,426	6,540,948
BCAP LLC Trust 2.325%, 1M LIBOR + 0.180%, 05/26/36 (144A) (d)	637,317	641,674
CIM Trust 3.750%, 07/25/58 (144A) (d)	8,312,732	8,415,468
Citigroup Mortgage Loan Trust, Inc. 2.382%, 1M LIBOR + 0.210%, 05/20/47 (144A) (d)	267,793	268,081
Credit Suisse Mortgage Trust
2.506%, 1M LIBOR + 0.000%, 04/27/47 (144A) (d)	1,396,729	1,375,971
3.403%, 09/27/46 (144A) (d)	2,132,100	2,108,495
3.850%, 09/25/57 (144A) (d)	9,394,517	9,753,313
4.171%, 01/27/36 (144A) (d)	308,849	311,452
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	8,652,687	9,004,167
Morgan Stanley Resecuritization Trust
3.044%, 1M LIBOR + 0.450%, 08/26/47 (144A) (d)	2,876,151	2,855,497
3.996%, 01/26/51 (144A) (d)	100,641	100,471
4.030%, 08/26/47 (144A) (d)	5,073,572	5,114,745

Collateralized Mortgage Obligations—(Continued)
Nomura Resecuritization Trust
2.125%, 1M LIBOR + 0.426%, 02/25/37 (144A) (d)	1,695,848	1,670,757
2.445%, 1M LIBOR + 0.300%, 08/26/37 (144A) (d)	1,393,685	1,386,027
2.665%, 11/26/35 (144A) (d)	4,008,029	3,991,497
4.120%, 03/26/37 (144A) (d)	1,339,002	1,348,201
Structured Adjustable Rate Mortgage Loan Trust 2.693%, 1M LIBOR + 0.675%, 01/25/35 (d)	1,086,487	1,081,611
WaMu Mortgage Pass-Through Certificates Trust
2.308%, 1M LIBOR + 0.290%, 10/25/45 (d)	4,564,349	4,527,218
4.505%, 06/25/34 (d)	7,009,589	7,123,036

		67,618,629

Commercial Mortgage-Backed Securities—1.7%
BAMLL Commercial Mortgage Securities Trust 4.227%, 08/10/38 (144A) (d)	3,265,000	3,689,039
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,160,000	2,273,915
CALI Mortgage Trust 3.957%, 03/10/39 (144A)	2,200,000	2,468,347
CGRBS Commercial Mortgage Trust 3.369%, 03/13/35 (144A)	2,190,000	2,298,769
Commercial Mortgage Trust
3.545%, 02/10/36 (144A)	1,865,000	1,985,142
3.732%, 08/10/49 (144A) (d)	1,810,000	1,927,342
4.353%, 08/10/30 (144A)	1,845,000	1,976,438
Core Industrial Trust 3.040%, 02/10/34 (144A)	2,125,024	2,170,160
Hudson Yards Mortgage Trust 3.228%, 07/10/39 (144A)	1,875,000	1,989,921
JPMorgan Chase Commercial Mortgage Securities Trust 3.397%, 06/05/39 (144A)	2,000,000	2,153,553
Morgan Stanley Capital Trust 3.350%, 07/13/29 (144A)	1,600,000	1,627,964
One Bryant Park Trust 2.516%, 09/13/49 (144A)	2,390,000	2,402,616
RBS Commercial Funding, Inc. Trust
3.961%, 01/15/32 (144A) (d)	2,475,000	2,619,299
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (d)	1,519,000	1,636,051

		31,218,556

Total Mortgage-Backed Securities (Cost $96,091,703)		98,837,185

Municipals—0.5%
New York City Transitional Finance Authority, Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	1,422,638
5.267%, 05/01/27	2,150,000	2,563,552
New York City Water & Sewer System Revenue, Build America Bond 6.011%, 06/15/42	1,300,000	1,954,472

BHFTI-364

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal Amount*	Value
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	$2,387,998

Total Municipals (Cost $7,690,877)		8,328,660

Short-Term Investments—3.6%

Mutual Fund—3.5%
State Street Institutional Liquid Reserves Fund Trust Class, 1.932% (e)	64,606,495	64,612,955

U.S. Treasury—0.1%
U.S. Treasury Bill 1.898%, 12/26/19 (f) (g)	1,980,000	1,971,542

Total Short-Term Investments (Cost $66,584,039)		66,584,497

Securities Lending Reinvestments (h)—13.0%

Certificates of Deposit—8.1%
ABN AMRO Bank NV 2.120%, 01/10/20	2,000,000	2,000,320
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (d)	7,000,000	6,999,615
2.222%, 1M LIBOR + 0.180%, 10/09/19 (d)	5,000,000	5,000,000
Bank of Montreal (Chicago)
1.990%, SOFR + 0.170%, 02/07/20 (d)	2,000,000	2,000,422
2.070%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	1,000,068
2.150%, 1M LIBOR + 0.100%, 10/11/19 (d)	5,000,000	4,999,910
Bank of Nova Scotia 2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,997,790
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (d)	10,000,000	9,993,020
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,370
Canadian Imperial Bank of Commerce 2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	5,000,000	5,000,170
Chiba Bank, Ltd.
2.270%, 10/08/19	8,000,000	8,000,224
2.320%, 10/09/19	3,000,000	3,000,132
China Construction Bank Corp. 2.470%, 10/18/19	2,000,000	2,000,254
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (d)	5,000,000	4,997,950
Credit Industriel et Commercial 2.393%, 3M LIBOR + 0.090%, 10/15/19 (d)	5,000,000	5,000,525
Credit Suisse AG
2.219%, 1M LIBOR + 0.130%, 11/04/19 (d)	5,000,000	4,999,600
2.240%, 1M LIBOR + 0.140%, 10/02/19 (d)	7,000,000	7,000,000
DNB Bank ASA 2.020%, 03/10/20	1,000,000	999,786

Certificates of Deposit—(Continued)
KBC Bank NV
Zero Coupon, 10/25/19	6,909,000	6,990,583
2.080%, 03/12/20	1,000,000	1,000,100
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 11/18/19	1,988,577	1,994,360
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (d)	5,000,000	4,999,485
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (d)	3,000,000	2,999,520
Norinchukin Bank, New York Zero Coupon, 10/09/19	994,081	999,470
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (d)	5,000,000	4,999,500
Societe Generale 2.280%, FEDEFF PRV + 0.450%, 08/14/20 (d)	5,000,714	5,002,595
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	4,000,000	4,000,068
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (d)	5,000,000	4,999,975
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 10/25/19	1,973,614	1,997,100
2.184%, 1M LIBOR + 0.140%, 11/20/19 (d)	5,000,000	4,999,900
Svenska Handelsbanken AB 2.247%, 1M LIBOR + 0.180%, 06/05/20 (d)	3,000,000	2,998,590
Toronto-Dominion Bank 2.180%, FEDEFF PRV + 0.350%, 07/31/20 (d)	5,500,000	5,496,749
Wells Fargo Bank N.A.
2.180%, FEDEFF PRV + 0.350%, 08/20/20 (d)	5,000,000	5,000,000
2.477%, 3M LIBOR + 0.210%, 10/25/19 (d)	5,000,000	5,001,165
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	7,000,000	6,999,975

		150,469,291

Commercial Paper—1.8%
Agricultural Bank of China 2.295%, 12/11/19	994,263	995,388
Bank of China, Ltd.
2.290%, 12/09/19	3,977,100	3,981,788
2.470%, 10/11/19	1,988,199	1,998,578
China Construction Bank Corp. 2.500%, 10/01/19	3,000,000	3,000,024
Industrial & Commercial Bank of China, Corp. 2.470%, 10/25/19	4,968,439	4,993,180
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	10,000,000	10,001,620
LMA S.A. & LMA Americas, Corp. 2.610%, 10/03/19	1,973,465	1,999,642
Royal Bank of Canada 2.463%, 3M LIBOR + 0.160%, 01/14/20 (d)	2,000,000	2,001,114
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	5,000,000	4,999,360

		33,970,694

BHFTI-365

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.3%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	$5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $5,531,906; collateralized by various Common Stock with an aggregate market value of $6,050,001.	5,500,000	5,500,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $5,031,050; collateralized by various Common Stock with an aggregate market value of $5,500,565.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $5,851,785; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $5,968,522.	5,851,492	5,851,492
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $5,059,908; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $5,488,343.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $4,001,571; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $4,445,630.	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $4,201,633; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $4,666,460.	4,200,000	4,200,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $4,001,556; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $4,444,248.	4,000,000	4,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $5,001,944; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $5,555,310.	5,000,000	5,000,000

		43,551,492

Time Deposits—0.8%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	10,000,000	10,000,000
Nordea Bank New York 1.760%, 10/01/19	5,000,000	5,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $242,997,739)		242,991,477

Total Investments—119.8% (Cost $2,173,231,145)		2,224,157,092
Other assets and liabilities (net)—(19.8)%		(367,773,029)

Net Assets—100.0%		$1,856,384,063

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $236,003,347 and the collateral received consisted of cash in the amount of $242,818,943 and non-cash collateral with a value of $2,105,512. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Principal amount of security is adjusted for inflation.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2019.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2019, the market value of securities pledged was $1,971,541.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $232,146,656, which is 12.5% of net assets.

BHFTI-366

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Depreciation
U.S. Treasury Note 2 Year Futures	12/31/19	771	USD	166,150,500	$(406,871)
U.S. Treasury Note 5 Year Futures	12/31/19	329	USD	39,199,836	(167,333)
U.S. Treasury Ultra Long Bond Futures	12/19/19	71	USD	13,625,344	(72,254)

Net Unrealized Depreciation					$(646,458)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M LIBOR	Quarterly	2.264%	Semi-Annually	04/11/22	USD	112,995,000	$1,766,221	$—	$1,766,221
Pay	3M LIBOR	Quarterly	2.283%	Semi-Annually	05/08/22	USD	39,705,000	644,744	—	644,744
Receive	3M LIBOR	Semi-Annually	2.337%	Quarterly	04/11/25	USD	46,455,000	(1,973,878)	—	(1,973,878)
Receive	3M LIBOR	Semi-Annually	2.370%	Quarterly	05/08/25	USD	16,265,000	(718,417)	—	(718,417)

Totals								$(281,330)	$—	$(281,330)

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-367

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,174,800,815	$—	$1,174,800,815
Total Corporate Bonds & Notes*	—	451,494,770	—	451,494,770
Total Asset-Backed Securities*	—	181,119,688	—	181,119,688
Total Mortgage-Backed Securities*	—	98,837,185	—	98,837,185
Total Municipals*	—	8,328,660	—	8,328,660
Total Short-Term Investments*	64,612,955	1,971,542	—	66,584,497
Total Securities Lending Reinvestments*	—	242,991,477	—	242,991,477
Total Investments	$64,612,955	$2,159,544,137	$—	$2,224,157,092

Collateral for Securities Loaned (Liability)	$—	$(242,818,943)	$—	$(242,818,943)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(646,458)	$—	$—	$(646,458)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,410,965	$—	$2,410,965
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,692,295)	—	(2,692,295)
Total Centrally Cleared Swap Contracts	$—	$(281,330)	$—	$(281,330)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 3 to Level 2 in the amount of $1,600,026 were due to the initiation of a broker or vendor providing a price which resulted in the availability of significant observable inputs.

BHFTI-368

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Textron, Inc. (a)	347,125	$16,995,240

Airlines—1.6%
Alaska Air Group, Inc. (a)	238,525	15,482,658

Auto Components—1.5%
BorgWarner, Inc.	384,838	14,115,858

Banks—4.2%
Prosperity Bancshares, Inc. (a)	230,000	16,244,900
SunTrust Banks, Inc.	183,900	12,652,320
Zions Bancorp N.A. (a)	249,100	11,089,932

		39,987,152

Building Products—1.4%
Owens Corning	217,700	13,758,640

Capital Markets—1.5%
E*Trade Financial Corp.	333,913	14,588,659

Chemicals—3.2%
Eastman Chemical Co.	278,700	20,576,421
Westlake Chemical Corp. (a)	159,100	10,424,232

		31,000,653

Commercial Services & Supplies—1.0%
Republic Services, Inc.	112,700	9,754,185

Communications Equipment—1.2%
Motorola Solutions, Inc.	69,800	11,894,618

Construction & Engineering—1.4%
Quanta Services, Inc. (a)	362,950	13,719,510

Containers & Packaging—2.9%
AptarGroup, Inc.	50,900	6,029,105
Avery Dennison Corp.	118,700	13,480,759
Packaging Corp. of America (a)	81,056	8,600,042

		28,109,906

Electric Utilities—2.7%
Alliant Energy Corp.	238,000	12,835,340
Xcel Energy, Inc. (a)	193,595	12,562,380

		25,397,720

Electrical Equipment—0.9%
Hubbell, Inc.	65,500	8,606,700

Electronic Equipment, Instruments & Components—2.6%
Coherent, Inc. (a) (b)	76,750	11,798,010
Flex, Ltd. (b)	1,264,946	13,237,660

		25,035,670

Entertainment—1.6%
Cinemark Holdings, Inc. (a)	399,030	15,418,519

Equity Real Estate Investment Trusts—7.4%
Healthcare Trust of America, Inc. - Class A	576,900	16,949,322
Highwoods Properties, Inc. (a)	311,700	14,007,798
Lamar Advertising Co. - Class A (a)	204,500	16,754,685
National Retail Properties, Inc.	184,276	10,393,166
Public Storage	52,600	12,901,202

		71,006,173

Food & Staples Retailing—3.5%
Kroger Co. (The)	701,725	18,090,471
Sysco Corp.	188,000	14,927,200

		33,017,671

Food Products—3.3%
Archer-Daniels-Midland Co.	558,732	22,947,123
Hormel Foods Corp. (a)	192,661	8,425,066

		31,372,189

Health Care Providers & Services—4.2%
AmerisourceBergen Corp.	182,925	15,060,215
Quest Diagnostics, Inc.	231,763	24,805,594

		39,865,809

Hotels, Restaurants & Leisure—2.4%
Darden Restaurants, Inc. (a)	122,900	14,529,238
Yum! Brands, Inc.	70,575	8,005,322

		22,534,560

Household Products—2.7%
Clorox Co. (The)	64,100	9,734,867
Kimberly-Clark Corp.	111,000	15,767,550

		25,502,417

Insurance—14.1%
Aflac, Inc.	188,319	9,852,850
Alleghany Corp. (b)	30,100	24,012,576
Allstate Corp. (The)	159,000	17,280,120
American Financial Group, Inc.	147,000	15,853,950
Arthur J. Gallagher & Co.	82,100	7,353,697
Everest Re Group, Ltd.	23,600	6,279,724
Fidelity National Financial, Inc.	268,460	11,922,309
Markel Corp. (a) (b)	5,568	6,580,819
Old Republic International Corp.	267,500	6,304,975
Travelers Cos., Inc. (The)	113,800	16,920,922
W.R. Berkley Corp.	170,219	12,294,918

		134,656,860

IT Services—4.9%
DXC Technology Co. (a)	236,500	6,976,750
Fidelity National Information Services, Inc.	69,800	9,266,648
Leidos Holdings, Inc.	174,000	14,943,120
MAXIMUS, Inc.	200,000	15,452,000

		46,638,518

BHFTI-369

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—1.2%
Hasbro, Inc.	99,547	$11,815,233

Machinery—4.3%
AGCO Corp. (a)	190,100	14,390,570
Ingersoll-Rand plc	50,668	6,242,804
Parker-Hannifin Corp.	88,008	15,895,125
Xylem, Inc.	62,165	4,949,577

		41,478,076

Media—2.2%
CBS Corp. - Class B	262,600	10,601,162
Interpublic Group of Cos., Inc. (The)	467,737	10,084,410

		20,685,572

Metals & Mining—2.0%
Reliance Steel & Aluminum Co.	192,000	19,134,720

Multi-Utilities—1.2%
DTE Energy Co. (a)	85,232	11,332,447

Oil, Gas & Consumable Fuels—3.7%
Cimarex Energy Co.	276,100	13,236,234
Devon Energy Corp. (a)	511,418	12,304,717
Parsley Energy, Inc. - Class A (a)	583,600	9,804,480

		35,345,431

Professional Services—1.3%
ManpowerGroup, Inc. (a)	144,722	12,191,381

Road & Rail—1.8%
Landstar System, Inc. (a)	149,750	16,858,855

Semiconductors & Semiconductor Equipment—1.9%
KLA Corp.	73,700	11,751,465
Skyworks Solutions, Inc.	86,100	6,823,425

		18,574,890

Software—2.2%
Nuance Communications, Inc. (a) (b)	1,004,000	16,375,240
Synopsys, Inc. (b)	34,820	4,779,045

		21,154,285

Specialty Retail—2.5%
AutoNation, Inc. (a) (b)	217,449	11,024,664
Tiffany & Co. (a)	143,700	13,310,931

		24,335,595

Technology Hardware, Storage & Peripherals—1.1%
Hewlett Packard Enterprise Co.	700,000	10,619,000

Textiles, Apparel & Luxury Goods—2.0%
Carter’s, Inc. (a)	205,600	18,752,776

Total Common Stocks (Cost $915,103,777)		950,738,146

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $2,673,787; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $2,728,982.	2,673,728	2,673,728

Total Short-Term Investments (Cost $2,673,728)		2,673,728

Securities Lending Reinvestments (c)—21.4%

Certificates of Deposit—12.4%
ABN AMRO Bank NV 2.120%, 01/10/20	2,000,000	2,000,320
Banco Del Estado De Chile New York
2.206%, 1M LIBOR + 0.160%, 11/22/19 (d)	4,000,000	3,999,780
2.222%, 1M LIBOR + 0.180%, 10/09/19 (d)	4,000,000	4,000,000
Bank of Montreal (Chicago)
2.070%, SOFR + 0.250%, 07/10/20 (d)	2,000,000	2,000,136
2.210%, FEDEFF PRV + 0.380%, 09/09/20 (d)	3,000,000	2,999,988
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	5,000,000	4,997,790
2.200%, FEDEFF PRV + 0.370%, 09/08/20 (d)	2,000,000	1,999,992
2.481%, 3M LIBOR + 0.170%, 01/09/20 (d)	2,000,000	2,000,834
Canadian Imperial Bank of Commerce 2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	3,000,000	3,000,102
Chiba Bank, Ltd. 2.250%, 10/17/19	1,000,000	1,000,052
China Construction Bank Corp. 2.470%, 10/18/19	1,000,000	1,000,127
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (d)	3,000,000	2,998,770
Cooperative Rabobank UA 2.439%, 3M LIBOR + 0.150%, 01/08/20 (d)	3,000,000	3,000,057
Credit Agricole S.A. 2.256%, 1M LIBOR + 0.210%, 12/20/19 (d)	7,000,000	7,001,001
Credit Industriel et Commercial 2.393%, 3M LIBOR + 0.090%, 10/15/19 (d)	2,000,000	2,000,210
Credit Suisse AG
2.219%, 1M LIBOR + 0.130%, 11/04/19 (d)	3,000,000	2,999,760
2.240%, 1M LIBOR + 0.140%, 10/02/19 (d)	6,000,000	6,000,000
DNB Bank ASA 2.020%, 03/10/20	3,000,000	2,999,358
DZ Bank AG
Zero Coupon, 10/18/19	2,981,939	2,996,850
Zero Coupon, 11/18/19	2,982,904	2,991,540

BHFTI-370

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
DZ Bank AG
Zero Coupon, 03/10/20	1,979,188	$1,981,580
Zero Coupon, 03/17/20	1,978,693	1,980,780
KBC Bank NV 2.080%, 03/12/20	2,000,000	2,000,200
Mizuho Bank, Ltd. 2.174%, 1M LIBOR + 0.120%, 11/27/19 (d)	4,000,000	3,999,924
MUFG Bank Ltd. 2.216%, 1M LIBOR + 0.170%, 02/24/20 (d)	2,000,000	1,999,794
National Australia Bank, Ltd. 2.232%, 1M LIBOR + 0.190%, 04/08/20 (d)	2,000,000	1,999,680
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (d)	3,000,000	2,999,700
Royal Bank of Canada New York
2.060%, SOFR + 0.240%, 07/08/20 (d)	3,000,000	2,999,760
2.110%, SOFR + 0.290%, 07/16/20 (d)	2,000,000	2,000,630
Societe Generale 2.280%, FEDEFF PRV + 0.450%, 08/14/20 (d)	3,000,428	3,001,557
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	4,000,000	4,000,068
2.180%, FEDEFF PRV + 0.350%, 02/26/20 (d)	2,000,000	1,999,990
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (d)	2,000,000	1,999,988
Sumitomo Mitsui Banking Corp.
2.179%, 1M LIBOR + 0.140%, 11/12/19 (d)	2,000,000	1,999,900
2.216%, 1M LIBOR + 0.170%, 01/21/20 (d)	1,000,000	999,986
2.234%, 1M LIBOR + 0.180%, 01/27/20 (d)	4,000,000	3,999,724
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 02/18/20	3,956,257	3,967,720
Svenska Handelsbanken AB
2.266%, 1M LIBOR + 0.220%, 07/22/20 (d)	4,000,000	3,998,768
2.344%, 1M LIBOR + 0.300%, 10/31/19 (d)	4,000,000	4,000,576
Wells Fargo Bank N.A. 2.477%, 3M LIBOR + 0.210%, 10/25/19 (d)	2,000,000	2,000,466
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	3,000,000	2,999,989

		118,917,447

Commercial Paper—3.1%
Agricultural Bank of China 2.295%, 12/11/19	1,988,525	1,990,776
Bank of China, Ltd.
2.290%, 12/09/19	3,977,100	3,981,788
2.470%, 10/11/19	3,976,398	3,997,156
Cafco LLC 2.120%, 10/31/19	996,290	998,181
China Construction Bank Corp.
2.470%, 10/18/19	993,756	998,858
2.500%, 10/01/19	1,000,000	1,000,008
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	6,000,000	6,000,972
Sheffield Receivables Co. 2.000%, SOFR + 0.180%, 12/03/19 (d)	3,000,000	3,000,084
Sumitomo Mitsui Banking Corp. 2.187%, 1M LIBOR + 0.130%, 01/06/20 (d)	4,000,000	3,999,488

Commercial Paper—(Continued)
Westpac Banking Corp. 2.194%, 1M LIBOR + 0.150%, 05/29/20 (d)	3,999,506	3,997,956

		29,965,267

Repurchase Agreements—4.6%
BofA Securities, Inc.
Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $5,000,267; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $2,514,503; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $5,031,050; collateralized by various Common Stock with an aggregate market value of $5,500,565.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $3,006,329; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $5,574,843; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $5,685,946.	5,574,455	5,574,455
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $5,059,908; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $5,488,343.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $15,005,833; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $16,665,929.	15,000,000	15,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $3,001,167; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,333,186.	3,000,000	3,000,000

		44,074,455

BHFTI-371

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—1.3%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	5,000,000	$5,000,000
Nordea Bank New York 1.760%, 10/01/19	5,000,000	5,000,000
Shizuoka Bank, Ltd. 2.250%, 10/18/19	2,000,000	2,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $204,958,607)		204,957,169

Total Investments—121.1% (Cost $1,122,736,112)		1,158,369,043
Other assets and liabilities (net)—(21.1)%		(202,007,877)

Net Assets—100.0%		$956,361,166

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $201,460,062 and the collateral received consisted of cash in the amount of $204,885,440. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$950,738,146	$—	$—	$950,738,146
Total Short-Term Investment*	—	2,673,728	—	2,673,728
Total Securities Lending Reinvestments*	—	204,957,169	—	204,957,169
Total Investments	$950,738,146	$207,630,897	$—	$1,158,369,043

Collateral for Securities Loaned (Liability)	$—	$(204,885,440)	$—	$(204,885,440)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-372

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—96.3% of Net Assets

Security Description	Shares	Value

Auto Components—1.1%
Aptiv plc	64,810	$5,665,690

Banks—6.0%
Fifth Third Bancorp	314,979	8,624,125
PacWest Bancorp	177,326	6,444,027
Regions Financial Corp.	565,870	8,952,063
Zions Bancorp N.A. (a)	131,161	5,839,288

		29,859,503

Beverages—2.1%
Molson Coors Brewing Co. - Class B (a)	182,054	10,468,105

Building Products—1.6%
A.O. Smith Corp. (a)	57,714	2,753,535
Masco Corp.	24,564	1,023,827
Owens Corning (a)	64,918	4,102,818

		7,880,180

Capital Markets—1.0%
Northern Trust Corp. (a)	55,725	5,200,257

Chemicals—2.0%
PPG Industries, Inc.	82,354	9,759,773

Commercial Services & Supplies—2.4%
Republic Services, Inc.	139,049	12,034,691

Construction & Engineering—2.9%
Jacobs Engineering Group, Inc. (a)	156,133	14,286,169

Containers & Packaging—3.8%
International Paper Co.	121,685	5,088,867
Packaging Corp. of America (a)	65,509	6,950,505
Sealed Air Corp.	163,320	6,779,413

		18,818,785

Electric Utilities—3.8%
American Electric Power Co., Inc.	136,936	12,829,534
FirstEnergy Corp.	130,683	6,302,841

		19,132,375

Energy Equipment & Services—2.0%
Baker Hughes a GE Co.	174,185	4,041,092
National Oilwell Varco, Inc. (a)	225,357	4,777,568
Patterson-UTI Energy, Inc. (a)	139,359	1,191,520

		10,010,180

Equity Real Estate Investment Trusts—5.6%
American Campus Communities, Inc.	162,640	7,819,731
Invitation Homes, Inc.	320,362	9,485,919
Mid-America Apartment Communities, Inc.	56,246	7,312,543
Park Hotels & Resorts, Inc.	125,589	3,135,957

		27,754,150

Food Products—1.0%
Lamb Weston Holdings, Inc.	69,294	5,039,060

Health Care Equipment & Supplies—6.4%
Alcon, Inc. (b)	138,333	8,063,431
STERIS plc (a)	37,406	5,404,793
Varian Medical Systems, Inc. (b)	83,543	9,949,136
Zimmer Biomet Holdings, Inc.	60,335	8,282,185

		31,699,545

Health Care Providers & Services—3.1%
Humana, Inc.	38,361	9,807,757
Universal Health Services, Inc. - Class B (a)	36,666	5,454,067

		15,261,824

Hotels, Restaurants & Leisure—1.9%
Vail Resorts, Inc. (a)	22,327	5,080,732
Yum China Holdings, Inc.	92,948	4,222,628

		9,303,360

Household Durables—2.6%
D.R. Horton, Inc.	121,437	6,400,944
Mohawk Industries, Inc. (a) (b)	51,762	6,422,112

		12,823,056

Industrial Conglomerates—1.9%
Carlisle Cos., Inc. (a)	64,046	9,321,255

Insurance—12.6%
Allstate Corp. (The)	100,506	10,922,992
Arch Capital Group, Ltd. (b)	283,550	11,903,429
Brown & Brown, Inc.	420,466	15,162,004
Fidelity National Financial, Inc.	218,539	9,705,317
Loews Corp.	194,044	9,989,385
Willis Towers Watson plc	25,674	4,954,312

		62,637,439

IT Services—4.0%
Amdocs, Ltd.	210,252	13,899,760
Euronet Worldwide, Inc. (a) (b)	40,779	5,965,967

		19,865,727

Life Sciences Tools & Services—1.2%
Charles River Laboratories International, Inc. (a) (b)	45,614	6,037,925

Machinery—2.9%
Cummins, Inc.	39,696	6,457,348
Stanley Black & Decker, Inc.	54,937	7,933,452

		14,390,800

Media—1.7%
Discovery, Inc. - Class C (b)	339,276	8,352,975

BHFTI-373

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.9%
Barrick Gold Corp.	274,874	$4,763,566

Mortgage Real Estate Investment Trusts—1.6%
Annaly Capital Management, Inc. (a)	890,847	7,839,454

Multi-Utilities—2.7%
Ameren Corp.	170,347	13,636,277

Multiline Retail—1.2%
Kohl’s Corp.	117,557	5,837,881

Oil, Gas & Consumable Fuels—3.7%
Cimarex Energy Co. (a)	85,970	4,121,402
Devon Energy Corp.	123,521	2,971,915
Hess Corp.	73,712	4,458,102
Valero Energy Corp.	44,301	3,776,217
WPX Energy, Inc. (b)	285,249	3,020,787

		18,348,423

Real Estate Management & Development—2.3%
CBRE Group, Inc. - Class A (a) (b)	212,458	11,262,399

Road & Rail—2.9%
Kansas City Southern (a)	109,298	14,537,727

Semiconductors & Semiconductor Equipment—0.8%
Analog Devices, Inc.	34,189	3,819,937

Software—0.6%
Check Point Software Technologies, Ltd. (b)	26,491	2,900,764

Technology Hardware, Storage & Peripherals—1.6%
NCR Corp. (a) (b)	246,317	7,773,764

Textiles, Apparel & Luxury Goods—0.9%
PVH Corp.	51,399	4,534,934

Trading Companies & Distributors—1.3%
AerCap Holdings NV (b)	118,406	6,482,728

Water Utilities—2.2%
American Water Works Co., Inc.	88,260	10,964,540

Total Common Stocks (Cost $432,492,526)		478,305,218

Short-Term Investment—3.7%
Security Description	Principal Amount*	Value

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $18,337,055; collateralized by U.S. Treasury Note at 2.375%, maturing 03/15/22, with a market value of $18,705,000.	18,336,648	$18,336,648

Total Short-Term Investments (Cost $18,336,648)		18,336,648

Securities Lending Reinvestments (c)—15.0%

Certificates of Deposit—7.1%
ABN AMRO Bank NV 2.120%, 01/10/20	1,000,000	1,000,160
Bank of Montreal (Chicago) 1.990%, SOFR + 0.170%, 02/07/20 (d)	1,000,000	1,000,211
Bank of Nova Scotia
2.198%, 1M LIBOR + 0.170%, 05/15/20 (d)	1,000,000	999,558
2.481%, 3M LIBOR + 0.170%, 01/09/20 (d)	2,000,000	2,000,834
Barclays Bank plc 2.297%, 1M LIBOR + 0.230%, 02/05/20 (d)	2,000,000	1,998,604
BNP Paribas S.A. New York 2.289%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,370
Canadian Imperial Bank of Commerce
2.180%, FEDEFF PRV + 0.350%, 08/06/20 (d)	2,000,000	2,000,010
2.278%, 1M LIBOR + 0.250%, 10/15/19 (d)	1,000,000	1,000,034
Chiba Bank, Ltd.
2.230%, 11/20/19	2,000,000	2,000,012
2.240%, 10/28/19	1,000,000	1,000,078
2.250%, 10/17/19	1,000,000	1,000,052
China Construction Bank Corp. 2.470%, 10/18/19	1,000,000	1,000,127
Commonwealth Bank of Australia 2.200%, 1M LIBOR + 0.175%, 04/16/20 (d)	2,000,000	1,999,180
Credit Industriel et Commercial 2.393%, 3M LIBOR + 0.090%, 10/15/19 (d)	1,000,000	1,000,105
DZ Bank AG
Zero Coupon, 11/18/19	994,301	997,180
Zero Coupon, 03/10/20	989,594	990,790
KBC Bank NV Zero Coupon, 10/25/19	1,974,000	1,997,309
Rabobank International London 2.236%, 1M LIBOR + 0.190%, 04/24/20 (d)	2,000,000	1,999,800
Societe Generale 2.280%, FEDEFF PRV + 0.450%, 08/14/20 (d)	1,000,143	1,000,519
Standard Chartered Bank
2.158%, 1M LIBOR + 0.130%, 11/15/19 (d)	2,000,000	2,000,034
2.230%, FEDEFF PRV + 0.400%, 03/13/20 (d)	1,000,000	999,994
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 02/18/20	989,064	991,930
2.184%, 1M LIBOR + 0.140%, 11/20/19 (d)	2,000,000	1,999,960
Westpac Banking Corp. 2.130%, FEDEFF PRV + 0.300%, 02/14/20 (d)	2,000,000	1,999,993

		34,976,844

BHFTI-374

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—1.2%
Agricultural Bank of China 2.295%, 12/11/19	994,263	$995,388
Bank of China, Ltd.
2.290%, 12/09/19	994,275	995,447
2.470%, 10/11/19	994,099	999,289
ING Funding LLC 2.327%, 3M LIBOR + 0.040%, 11/04/19 (d)	1,000,000	1,000,162
LMA S.A. & LMA Americas, Corp. 2.610%, 10/03/19	1,973,465	1,999,642

		5,989,928

Repurchase Agreements—6.3%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 2.270%, due on 12/31/19 with a maturity value of $1,206,961; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000
Citadel Clearing LLC Repurchase Agreement dated 09/30/19 at 2.430%, due on 12/31/19 with a maturity value of $3,018,630; collateralized by various Common Stock with an aggregate market value of $3,300,339.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/19 at 2.170%, due on 11/04/19 with a maturity value of $1,002,110; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,200,080; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,224,001.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,200,080; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/30/19 at 2.500%, due on 10/01/19 with a maturity value of $6,544,079; collateralized by Foreign Obligations with rates ranging from 1.625% - 4.375%, maturity dates ranging from 10/01/20 - 01/25/22, and an aggregate market value of $6,674,499.	6,543,624	6,543,624
Morgan Stanley & Co. LLC Repurchase Agreement dated 09/30/19 at 2.370%, due on 03/30/20 with a maturity value of $1,011,982; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 2.375%, maturity dates ranging from 03/15/22 - 05/15/29, and various Common Stock with an aggregate market value of $1,097,669.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,400,077; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,558,203.	1,400,000	1,400,000
Repurchase Agreement dated 09/30/19 at 2.020%, due on 10/07/19 with a maturity value of $200,079; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.500%, maturity dates ranging from 02/15/22 - 02/15/45, and various Common Stock with an aggregate market value of $222,281.	200,000	200,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $3,600,197; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,999,823.	3,600,000	3,600,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $3,100,171; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $3,444,292.	3,100,000	3,100,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $6,002,333; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $6,666,371.	6,000,000	6,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $300,117; collateralized by Foreign Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $333,319.	300,000	300,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $500,194; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $555,531.	500,000	500,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $1,000,389; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000

		31,243,624

BHFTI-375

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposit—0.4%
Australia & New Zealand Banking Group, Ltd. 2.000%, 10/01/19	2,000,000	$2,000,000

Total Securities Lending Reinvestments (Cost $74,209,968)		74,210,396

Total Investments—115.0% (Cost $525,039,142)		570,852,262
Other assets and liabilities (net)—(15.0)%		(74,329,216)

Net Assets—100.0%		$496,523,046

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $73,005,871 and the collateral received consisted of cash in the amount of $74,169,969. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$478,305,218	$—	$—	$478,305,218
Total Short-Term Investment*	—	18,336,648	—	18,336,648
Total Securities Lending Reinvestments*	—	74,210,396	—	74,210,396
Total Investments	$478,305,218	$92,547,044	$—	$570,852,262

Collateral for Securities Loaned (Liability)	$—	$(74,169,969)	$—	$(74,169,969)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-376

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—86.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—50.1%
Fannie Mae 15 Yr. Pool
3.000%, 05/01/27	39,209	$40,203
3.000%, 06/01/32	176,382	180,622
3.000%, 10/01/32	18,793	19,250
3.000%, 02/01/33	6,211,333	6,365,167
3.000%, 03/01/33	986,496	1,011,081
3.000%, 04/01/33	805,365	825,394
3.000%, 05/01/33	385,893	395,565
3.000%, 06/01/33	183,733	188,220
3.000%, 07/01/33	1,503,344	1,537,068
3.000%, 08/01/33	4,206,097	4,308,291
3.000%, 10/01/33	881,757	903,003
3.000%, 11/01/33	647,818	662,634
3.000%, 12/01/33	329,541	336,896
3.000%, 01/01/34	700,878	716,353
3.000%, 02/01/34	606,224	619,608
3.000%, 03/01/34	1,529,929	1,563,774
3.000%, 05/01/34	810,878	829,205
4.500%, 12/01/23	6,695	6,894
4.500%, 11/01/25	525,383	551,889
5.000%, 03/01/23	5,432	5,618
Fannie Mae 20 Yr. Pool
3.500%, 07/01/32	2,786,275	2,899,316
3.500%, 01/01/34	1,775,219	1,846,480
4.000%, 11/01/31	1,108,895	1,174,753
4.000%, 08/01/32	885,283	937,534
Fannie Mae 30 Yr. Pool
2.500%, 01/01/43	2,468,889	2,467,043
2.500%, 04/01/47	534,810	534,410
3.000%, 09/01/42	2,212,098	2,280,037
3.000%, 10/01/42	1,821,042	1,876,971
3.000%, 11/01/42	3,109,695	3,205,209
3.000%, 08/01/46	2,205,999	2,259,959
3.000%, 09/01/46	980,590	1,005,824
3.000%, 10/01/46	387,645	397,154
3.000%, 11/01/46	490,148	502,172
3.000%, 07/01/49	593,455	605,004
3.000%, 08/01/49	1,686,457	1,713,991
3.000%, 09/01/49	6,587,091	6,736,383
3.000%, 10/01/49	200,000	203,710
3.500%, 11/01/42	3,198,967	3,359,207
3.500%, 04/01/46	3,297,099	3,437,143
3.500%, 07/01/47	2,667,027	2,787,769
3.500%, 12/01/47	7,427,624	7,748,227
3.500%, 08/01/49	4,729,443	4,879,333
4.000%, 10/01/39	109,825	117,287
4.000%, 11/01/40	4,660,244	4,978,584
4.000%, 01/01/42	299,264	319,753
4.000%, 04/01/42	425,682	454,882
4.000%, 09/01/42	2,271,493	2,427,087
4.000%, 10/01/42	517,645	548,305
4.000%, 11/01/42	184,988	191,984
4.000%, 04/01/43	242,065	255,697
4.000%, 06/01/43	306,325	326,779
4.000%, 08/01/43	419,666	446,072
4.000%, 09/01/43	1,779,809	1,899,423

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 10/01/43	317,708	339,436
4.000%, 02/01/44	113,777	120,414
4.000%, 04/01/44	172,787	183,008
4.000%, 02/01/45	211,050	222,976
4.000%, 06/01/45	80,793	86,219
4.000%, 12/01/45	951,359	1,003,727
4.000%, 03/01/46	229,702	241,815
4.000%, 05/01/46	72,406	75,139
4.000%, 09/01/47	59,831	62,676
4.000%, 11/01/47	56,113	58,715
4.000%, 03/01/48	413,547	432,546
4.000%, 05/01/48	1,557,617	1,646,277
4.500%, 12/01/40	1,711,372	1,854,476
4.500%, 08/01/41	154,455	167,392
4.500%, 11/01/41	956,396	1,036,520
4.500%, 12/01/43	249,416	269,090
4.500%, 10/01/44	1,620,299	1,748,812
4.500%, 02/01/45	577,843	621,433
4.500%, 03/01/46	263,580	285,291
4.500%, 12/01/48	3,172,896	3,401,874
5.000%, 04/01/41	17,949	19,221
5.000%, 06/01/41	31,481	34,060
5.000%, 08/01/41	94,229	102,631
5.500%, 12/01/39	575,605	648,536
5.500%, 04/01/40	702,960	789,181
5.500%, 06/01/40	65,900	73,471
5.500%, 05/01/41	244,881	274,667
5.500%, 06/01/41	399,927	445,385
5.500%, 07/01/41	495,619	553,370
5.500%, 12/01/41	814,333	908,077
5.500%, 02/01/42	1,789,098	1,999,395
5.500%, 05/01/44	496,330	554,163
6.000%, 01/01/34	76,358	87,880
6.000%, 08/01/34	116,536	134,103
6.000%, 10/01/34	124,288	143,031
6.000%, 11/01/34	91,399	105,128
6.000%, 01/01/35	114,010	131,137
6.000%, 04/01/35	178,675	205,629
6.000%, 06/01/36	286,433	329,672
6.000%, 05/01/37	393,554	453,007
6.000%, 09/01/37	21,832	25,252
6.000%, 10/01/37	326,599	378,259
6.000%, 01/01/38	320,617	371,338
6.000%, 03/01/38	109,422	126,840
6.000%, 07/01/38	65,919	76,361
6.000%, 01/01/40	307,493	356,380
6.000%, 05/01/40	428,093	495,989
6.000%, 07/01/41	397,562	457,494
6.000%, 01/01/42	35,108	40,059
6.500%, 07/01/32	78,742	89,409
6.500%, 12/01/32	24,166	27,567
6.500%, 07/01/35	27,789	31,743
6.500%, 12/01/35	251,033	286,821
6.500%, 08/01/36	417,176	475,743

BHFTI-377

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
4.492%, 12M LIBOR + 1.800%, 07/01/41 (b)	50,120	$52,398
4.531%, 12M LIBOR + 1.818%, 07/01/41 (b)	30,301	31,697
4.553%, 12M LIBOR + 1.818%, 09/01/41 (b)	17,634	18,410
4.595%, 12M LIBOR + 1.711%, 06/01/42 (b)	42,547	44,171
4.657%, 12M LIBOR + 1.830%, 10/01/41 (b)	17,477	18,240
4.932%, 12M LIBOR + 1.818%, 02/01/42 (b)	121,206	126,023
Fannie Mae Grantor Trust 2.898%, 06/25/27	10,413,220	10,890,695
Fannie Mae Pool
3.000%, 08/01/27	105,622	108,031
3.000%, 10/01/27	175,115	179,093
3.000%, 11/01/27	60,933	62,321
3.000%, 12/01/27	89,661	91,706
3.000%, 01/01/28	85,451	87,401
3.000%, 02/01/28	78,532	80,318
3.000%, 03/01/28	80,029	81,854
3.000%, 04/01/28	78,612	80,407
3.000%, 05/01/28	88,882	90,908
3.000%, 06/01/28	87,938	89,936
3.000%, 07/01/28	81,797	83,655
3.000%, 08/01/28	90,068	92,116
3.000%, 09/01/28	92,651	94,755
3.000%, 01/01/29	90,377	92,428
3.000%, 03/01/29	90,002	92,045
3.500%, 09/01/32	2,970,520	3,071,037
3.500%, 10/01/56	2,042,189	2,150,055
6.500%, 08/01/39	1,329,655	1,533,576
6.534%, 02/01/39	181,122	195,644
Fannie Mae REMICS (CMO)
1.750%, 06/25/42	235,600	231,087
1.750%, 01/25/43	224,785	222,664
2.948%, 1M LIBOR + 0.930%, 06/25/36 (b)	493,725	506,070
3.000%, 05/25/46	4,035,103	4,116,617
3.324%, 1M LIBOR + 0.920%, 03/25/36 (b)	315,277	323,378
4.250%, 03/25/42	1,835,325	1,996,060
4.500%, 12/25/40	149,937	160,533
4.532%, -1 x 1M LIBOR + 6.550%, 06/25/41 (b) (c)	403,231	40,851
4.750%, 01/25/41	379,220	428,220
5.000%, 12/25/23	116,133	120,769
5.000%, 12/25/34	247,975	273,327
5.000%, 03/25/35	206,744	227,977
5.000%, 08/25/39	325,935	359,334
5.000%, 02/25/41	210,880	231,189
5.500%, 07/25/34	32,961	33,187
5.500%, 06/25/35	103,428	109,334
5.500%, 08/25/35	972,452	1,079,833
6.000%, 06/25/45 (c)	574,762	110,067
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/31	590,096	608,826
3.000%, 02/01/32	19,288	19,786
3.000%, 03/01/33	3,245,620	3,328,473
3.000%, 09/01/33	515,626	527,626
3.000%, 03/01/34	393,819	402,872
6.000%, 01/01/24	130,447	136,194

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/33	1,834,834	1,893,142
3.500%, 03/01/32	1,063,583	1,107,295
3.500%, 06/01/32	2,855,932	2,973,352
3.500%, 07/01/32	1,001,387	1,042,508
3.500%, 02/01/34	4,114,112	4,283,530
4.000%, 06/01/33	1,157,610	1,226,962
Freddie Mac 30 Yr. Gold Pool
3.000%, 11/01/42	156,182	161,741
3.000%, 01/01/43	182,792	188,510
3.000%, 02/01/43	930,918	960,407
3.000%, 03/01/43	9,538,041	9,836,380
3.000%, 06/01/43	3,064,140	3,159,992
3.000%, 01/01/47	1,137,531	1,165,877
3.000%, 09/01/48	930,917	958,246
3.000%, 10/01/49	600,000	613,216
3.500%, 04/01/40	301,287	316,679
3.500%, 05/01/40	371,017	390,004
3.500%, 06/01/40	648,690	681,868
3.500%, 07/01/40	155,169	163,099
3.500%, 08/01/40	294,849	309,907
3.500%, 09/01/40	255,441	268,486
3.500%, 10/01/40	185,129	194,555
3.500%, 11/01/40	189,828	199,520
3.500%, 12/01/40	242,514	254,886
3.500%, 04/01/42	626,510	661,046
3.500%, 07/01/42	123,667	130,007
3.500%, 08/01/42	50,093	52,468
3.500%, 09/01/42	312,561	329,279
3.500%, 10/01/42	1,476,041	1,551,709
3.500%, 01/01/43	639,535	672,164
3.500%, 02/01/43	288,438	303,226
3.500%, 04/01/43	5,416,742	5,700,673
3.500%, 05/01/43	412,129	433,262
3.500%, 11/01/44	511,740	533,913
3.500%, 02/01/45	14,584	15,274
3.500%, 06/01/45	16,218	16,986
3.500%, 11/01/45	4,597,537	4,814,823
3.500%, 01/01/46	622,816	649,684
3.500%, 02/01/46	512,523	527,342
3.500%, 05/01/46	1,411,913	1,487,646
3.500%, 06/01/46	712,672	742,113
3.500%, 07/01/46	1,740,362	1,815,362
3.500%, 08/01/46	330,092	341,935
3.500%, 09/01/46	953,627	998,729
3.500%, 01/01/47	2,384,502	2,462,601
3.500%, 02/01/47	2,854,126	2,942,887
3.500%, 07/01/47	1,333,043	1,378,697
3.500%, 11/01/47	212,137	219,700
3.500%, 12/01/47	833,405	860,814
3.500%, 02/01/48	311,188	321,237
3.500%, 03/01/48	1,192,448	1,234,354
3.500%, 04/01/48	1,034,240	1,067,450
3.500%, 01/01/49	4,318,715	4,454,343
4.000%, 11/01/41	11,736	12,352

BHFTI-378

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 09/01/42	3,379,560	$3,613,952
4.000%, 10/01/42	79,597	84,348
4.000%, 11/01/42	429,002	459,398
4.000%, 12/01/42	182,554	195,655
4.000%, 01/01/43	23,954	24,932
4.000%, 02/01/43	220,434	236,235
4.000%, 03/01/43	108,002	115,548
4.000%, 04/01/43	29,058	30,522
4.000%, 05/01/43	445,689	475,240
4.000%, 06/01/43	32,700	34,398
4.000%, 07/01/43	387,134	412,907
4.000%, 08/01/43	294,461	313,788
4.000%, 09/01/43	495,203	526,815
4.000%, 10/01/43	468,152	497,686
4.000%, 11/01/43	21,476	22,353
4.000%, 01/01/44	520,586	552,595
4.000%, 02/01/44	76,248	80,426
4.000%, 03/01/44	60,813	64,515
4.000%, 04/01/44	61,827	65,209
4.000%, 07/01/44	768,945	820,900
4.000%, 12/01/44	17,174	17,832
4.000%, 01/01/45	477,955	504,884
4.000%, 02/01/45	541,812	573,865
4.000%, 05/01/45	1,006,472	1,074,706
4.000%, 12/01/45	548,541	579,271
4.000%, 07/01/47	4,140,278	4,344,137
4.000%, 11/01/47	1,041,594	1,090,850
4.000%, 12/01/47	1,794,155	1,878,207
4.000%, 01/01/48	422,561	441,883
4.000%, 02/01/48	390,180	407,801
4.000%, 04/01/48	160,510	167,214
4.000%, 05/01/48	904,082	954,652
4.500%, 05/01/39	96,736	104,890
4.500%, 07/01/40	1,976,588	2,142,620
4.500%, 09/01/40	873,980	947,518
4.500%, 02/01/41	77,939	84,500
4.500%, 08/01/41	837,687	908,339
4.500%, 09/01/41	94,411	102,373
4.500%, 10/01/41	177,846	192,832
4.500%, 02/01/44	34,562	37,189
4.500%, 10/01/48	182,326	192,773
5.000%, 01/01/35	157,270	173,755
5.000%, 05/01/35	83,523	92,302
5.000%, 07/01/35	1,061,373	1,173,112
5.000%, 11/01/35	1,057,876	1,169,366
5.000%, 06/01/41	1,770,539	1,967,190
5.000%, 07/01/41	404,915	446,448
5.500%, 03/01/34	1,169,552	1,323,309
5.500%, 07/01/35	806,128	910,209
Freddie Mac 30 Yr. Pool
2.500%, 10/01/49	400,000	398,214
3.000%, 07/01/49	691,347	705,129
3.000%, 08/01/49	1,091,756	1,109,458
3.000%, 09/01/49	7,177,531	7,349,711

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.000%, 10/01/49	800,000	818,610
3.500%, 08/01/49	1,285,154	1,319,992
Freddie Mac ARM Non-Gold Pool
4.222%, 12M LIBOR + 1.750%, 09/01/41 (b)	295,425	307,204
4.274%, 12M LIBOR + 1.880%, 09/01/41 (b)	22,945	23,993
4.502%, 12M LIBOR + 1.883%, 10/01/42 (b)	144,758	151,367
4.642%, 12M LIBOR + 1.750%, 12/01/40 (b)	793,992	828,081
4.660%, 12M LIBOR + 1.910%, 06/01/41 (b)	21,908	22,959
4.713%, 12M LIBOR + 1.880%, 10/01/41 (b)	268,297	280,120
4.729%, 12M LIBOR + 1.910%, 06/01/41 (b)	44,836	47,045
4.785%, 12M LIBOR + 1.910%, 05/01/41 (b)	37,581	39,460
4.789%, 12M LIBOR + 1.880%, 04/01/41 (b)	21,851	22,910
4.808%, 12M LIBOR + 1.910%, 05/01/41 (b)	44,920	47,015
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
1.869%, 11/25/19	1,224,725	1,222,769
2.750%, 11/25/22	4,900,000	4,976,646
3.750%, 11/25/29	191,932	211,355
3.750%, 11/25/32	1,000,000	1,126,176
3.974%, 01/25/21 (b)	17,750,000	18,109,475
3.990%, 05/25/33 (b)	3,650,000	4,213,980
4.084%, 11/25/20 (b)	935,716	953,697
Freddie Mac REMICS (CMO)
1.750%, 06/15/42	175,608	173,581
2.428%, 1M LIBOR + 0.400%, 03/15/34 (b)	302,600	302,526
2.928%, 1M LIBOR + 0.900%, 02/15/33 (b)	173,541	177,618
3.500%, 11/15/31	1,784,099	1,869,016
4.000%, 01/15/41	10,835,285	11,718,900
4.250%, 03/15/40	2,113,290	2,173,825
4.500%, 12/15/26	1,427,073	1,499,777
4.500%, 02/15/41	30,278	33,141
5.000%, 10/15/34	307,267	339,006
5.000%, 12/15/37	94,371	102,817
5.000%, 03/15/41	500,000	559,250
5.000%, 04/15/41	795,618	936,075
5.000%, 05/15/41	892,679	1,076,793
5.500%, 05/15/34	1,663,141	1,861,323
5.500%, 11/15/36	605,210	669,331
5.500%, 06/15/41	3,777,310	4,273,857
FREMF Multifamily Aggregation Risk Transfer Trust 2.357%, 1M LIBOR + 0.320%, 02/25/20 (b)	11,611,000	11,610,828
Ginnie Mae I 30 Yr. Pool
3.000%, 05/15/42	507,921	521,686
3.000%, 04/15/43	167,060	172,078
3.000%, 05/15/43	179,787	185,143
3.000%, 01/15/45	83,293	85,574
3.000%, 02/15/45	115,497	118,621
3.000%, 03/15/45	739,516	759,584
3.000%, 05/15/45	41,337	42,453
3.000%, 06/15/45	84,139	86,410
3.000%, 07/15/45	396,917	407,791
3.500%, 11/15/41	254,610	270,859
3.500%, 02/15/42	220,196	234,267
3.500%, 03/15/42	244,126	257,625
3.500%, 05/15/42	735,362	776,047

BHFTI-379

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.500%, 06/15/42	517,202	$544,318
4.000%, 09/15/40	1,380,155	1,501,342
4.000%, 10/15/40	104,958	112,039
4.000%, 03/15/41	509,526	548,455
4.000%, 06/15/41	20,650	21,817
4.000%, 09/15/41	157,777	168,441
4.000%, 10/15/41	687,239	743,274
4.000%, 11/15/41	191,896	204,869
4.000%, 12/15/41	573,051	618,174
4.000%, 01/15/42	31,151	33,416
4.000%, 02/15/42	33,819	36,126
4.000%, 03/15/42	151,777	163,031
4.000%, 11/15/42	20,185	21,180
4.000%, 01/15/43	49,093	52,847
4.500%, 08/15/39	1,532,289	1,676,713
4.500%, 06/15/40	422,936	460,816
4.500%, 07/15/40	104,298	113,515
4.500%, 03/15/41	548,903	597,544
4.500%, 04/15/41	46,053	50,136
5.000%, 03/15/39	59,927	66,736
5.000%, 07/15/39	107,408	120,636
5.000%, 08/15/39	106,077	119,160
5.000%, 09/15/39	74,846	84,009
5.000%, 04/15/40	38,971	43,760
5.000%, 08/15/40	145,004	162,817
5.000%, 04/15/41	116,363	130,640
5.000%, 09/15/41	74,643	83,865
5.500%, 10/15/39	16,629	18,849
6.000%, 06/15/36	740,499	861,333
Ginnie Mae II 30 Yr. Pool
3.000%, 12/20/42	1,006,289	1,039,518
3.000%, 03/20/43	931,538	964,816
3.000%, 11/20/46	16,127,273	16,631,281
3.000%, 01/20/48	2,739,567	2,815,477
3.500%, 12/20/42	394,794	419,336
3.500%, 07/20/45	4,939,481	5,167,517
3.500%, 12/20/45	7,980,533	8,365,511
3.500%, 05/20/46	1,911,585	2,008,286
3.500%, 06/20/46	5,545,215	5,812,762
3.500%, 11/20/47	592,586	615,658
3.500%, 10/20/48	2,459,399	2,549,096
4.000%, 09/20/39	142,500	151,798
4.000%, 10/20/40	19,275	20,537
4.000%, 11/20/40	1,336,057	1,423,576
4.000%, 10/20/41	1,642,266	1,751,135
4.000%, 11/20/41	616,495	657,354
4.000%, 04/20/42	801,451	852,612
4.000%, 06/20/42	59,825	63,785
4.000%, 10/20/44	1,567,895	1,669,048
4.000%, 11/20/44	1,614,148	1,717,385
4.000%, 12/20/44	88,035	93,640
4.500%, 02/20/40	140,272	153,148
4.500%, 09/20/40	15,254	16,690
4.500%, 08/20/48	3,177,608	3,332,641
4.500%, 09/20/48	2,292,756	2,409,215

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.500%, 10/20/48	1,707,657	1,791,197
Ginnie Mae II Pool
4.257%, 12/20/61 (b)	410,497	414,717
4.980%, 01/20/62 (b)	67,713	68,507
5.470%, 08/20/59 (b)	1,800	1,950
Government National Mortgage Association (CMO)
1.650%, 01/20/63	416,701	414,781
1.750%, 03/20/63	3,162,801	3,149,522
2.294%, 1M LIBOR + 0.250%, 10/20/47 (b)	1,131,284	1,126,181
2.344%, 1M LIBOR + 0.300%, 05/20/48 (b)	1,395,020	1,391,985
2.344%, 1M LIBOR + 0.300%, 06/20/48 (b)	1,613,096	1,610,001
2.440%, 1Y H15 + 0.500%, 05/20/66 (b)	4,969,512	4,969,893
2.470%, 1M LIBOR + 0.330%, 07/20/60 (b)	206,068	205,194
2.500%, 11/20/46	221,597	224,207
2.500%, 06/20/63	4,329,949	4,325,174
2.500%, 05/20/65	1,496,365	1,495,327
2.500%, 06/20/65	348,714	348,463
2.524%, 1M LIBOR + 0.480%, 01/20/38 (b)	35,057	35,248
2.529%, 1M LIBOR + 0.300%, 08/20/60 (b)	164,804	164,066
2.529%, 1M LIBOR + 0.300%, 09/20/60 (b)	183,945	183,089
2.544%, 1M LIBOR + 0.500%, 07/20/37 (b)	134,431	135,170
2.558%, 1M LIBOR + 0.530%, 12/16/39 (b)	126,571	126,275
2.719%, 1M LIBOR + 0.490%, 02/20/61 (b)	230,041	230,094
2.729%, 1M LIBOR + 0.500%, 12/20/60 (b)	418,526	418,715
2.729%, 1M LIBOR + 0.500%, 02/20/61 (b)	68,394	68,421
2.729%, 1M LIBOR + 0.500%, 04/20/61 (b)	141,329	141,392
2.729%, 1M LIBOR + 0.500%, 05/20/61 (b)	298,458	298,599
2.750%, 02/20/64	4,112,442	4,152,878
2.750%, 05/20/64	1,189,147	1,195,905
2.759%, 1M LIBOR + 0.530%, 06/20/61 (b)	189,342	189,549
2.829%, 1M LIBOR + 0.600%, 10/20/61 (b)	669,464	671,284
2.859%, 1M LIBOR + 0.630%, 01/20/62 (b)	694,227	696,613
2.859%, 1M LIBOR + 0.630%, 03/20/62 (b)	432,144	432,697
2.879%, 1M LIBOR + 0.650%, 11/20/65 (b)	199,162	199,345
2.929%, 1M LIBOR + 0.700%, 11/20/61 (b)	648,523	651,782
2.929%, 1M LIBOR + 0.700%, 01/20/62 (b)	451,543	453,720
2.940%, 1Y H15 + 0.350%, 08/20/66 (b)	4,831,521	4,818,313
3.000%, 03/20/63	2,849,503	2,854,673
3.082%, 1M LIBOR + 0.600%, 11/16/39 (b)	167,040	168,679
3.157%, 1M LIBOR + 0.650%, 05/20/61 (b)	31,534	31,626
3.250%, 08/20/68	4,119,792	4,311,325
3.500%, 11/20/36 (c)	100,859	2,689
3.500%, 09/20/63	1,440,148	1,452,269
4.000%, 12/20/40	3,590,729	3,900,879
4.056%, -1 x 1M LIBOR + 6.100%, 07/20/41 (b) (c)	185,036	34,673
4.500%, 05/16/40	80,000	86,373
4.500%, 05/20/40 (c)	18,824	1,019
4.500%, 12/20/40	1,982,622	2,223,562
5.000%, 12/20/39	4,403,185	4,984,157
5.000%, 03/20/40	3,190,000	3,667,477
5.010%, 09/20/60 (b)	320,980	322,337
5.150%, 08/20/60	285,325	286,307
5.286%, 07/20/60 (b)	248,494	249,178
5.500%, 04/20/34	174,769	218,318
5.941%, -1 x 1M LIBOR + 8.667%, 04/20/39 (b)	450,666	456,907
6.074%, -1 x 1M LIBOR + 8.800%, 08/20/39 (b)	1,571,010	1,593,854

BHFTI-380

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Uniform Mortgage-Backed Securities
2.500%, TBA (a)	4,500,000	$4,479,555
3.000%, TBA (a)	4,800,000	4,873,125
3.500%, TBA (a)	3,700,000	3,796,113

		482,264,130

Federal Agencies—8.8%
Federal Home Loan Bank
2.125%, 02/11/20	15,000,000	15,011,000
2.625%, 10/01/20	14,000,000	14,108,138
3.250%, 11/16/28	10,000,000	11,146,656
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	10,000,000	8,038,140
6.250%, 07/15/32 (d)	7,568,000	11,176,068
6.750%, 03/15/31	481,000	716,354
Federal National Mortgage Association
1.500%, 11/30/20	2,000	1,993
6.625%, 11/15/30	1,430,000	2,094,727
Freddie Mac Strips Zero Coupon, 07/15/32	15,000,000	11,220,744
Overseas Private Investment Corp. 2.870%, 02/15/35	3,531,000	3,684,846
Tennessee Valley Authority 2.875%, 09/15/24	7,050,000	7,449,461

		84,648,127

U.S. Treasury—27.3%
U.S. Treasury Bonds
3.000%, 02/15/48	71,000,000	84,367,969
3.125%, 05/15/48	15,170,000	18,453,475
3.625%, 02/15/44	15,100,000	19,534,445
3.750%, 11/15/43	14,500,000	19,086,191
U.S. Treasury Inflation Indexed Bond 1.375%, 02/15/44 (e)	28,621,320	34,311,657
U.S. Treasury Notes
2.000%, 09/30/20 (d)	2,000,000	2,003,594
2.000%, 02/15/25	33,130,000	33,831,424
2.250%, 04/30/21	7,000,000	7,056,055
2.250%, 11/15/25	9,000,000	9,333,985
2.625%, 01/31/26	8,290,000	8,792,581
2.625%, 02/15/29	18,000,000	19,486,406
2.750%, 02/15/28	6,800,000	7,383,844

		263,641,626

Total U.S. Treasury & Government Agencies (Cost $811,307,535)		830,553,883

Foreign Government—8.4%

Sovereign—8.4%
Abu Dhabi Government International Bond 3.125%, 10/11/27 (144A)	2,860,000	3,002,977
Colombia Government International Bond 4.500%, 03/15/29	4,560,000	5,068,440
Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	10,389,000	11,083,082

Sovereign—(Continued)
Indonesia Government International Bond 4.750%, 02/11/29	4,410,000	5,016,244
Israel Government AID Bonds
5.500%, 09/18/23	13,878,000	15,903,288
5.500%, 12/04/23	8,920,000	10,271,607
5.500%, 04/26/24	1,900,000	2,217,430
Mexico Government International Bond 4.500%, 04/22/29 (d)	4,650,000	5,051,109
Panama Government International Bond 3.750%, 03/16/25	2,780,000	2,939,878
Peruvian Government International Bond 4.125%, 08/25/27	2,620,000	2,927,876
Poland Government International Bond 3.250%, 04/06/26	2,820,000	2,995,618
Qatar Government International Bond 4.000%, 03/14/29 (144A)	2,740,000	3,034,550
Svensk Exportkredit AB 1.625%, 09/12/21 (d)	2,000,000	1,994,180
Ukraine Government AID Bond 1.471%, 09/29/21	9,388,000	9,350,187

Total Foreign Government (Cost $82,269,205)		80,856,466

Asset-Backed Securities—3.0%

Asset-Backed - Other—0.6%
Dell Equipment Finance Trust 3.180%, 06/22/23 (144A)	625,000	631,242
Kubota Credit Owner Trust 3.100%, 08/15/22 (144A)	5,080,000	5,142,224

		5,773,466

Asset-Backed - Student Loan—2.4%
Navient Student Loan Trust
2.318%, 1M LIBOR + 0.300%, 07/26/66 (144A) (b)	387,853	387,927
2.438%, 1M LIBOR + 0.420%, 08/27/29 (b)	183,730	183,737
2.618%, 1M LIBOR + 0.600%, 07/26/66 (144A) (b)	3,846,000	3,855,206
Northstar Education Finance, Inc. 2.486%, 3M LIBOR + 0.230%, 07/28/21 (b)	1,583,548	1,581,707
SLM Student Loan Trust 2.746%, 3M LIBOR + 0.470%, 01/26/26 (b)	16,819,040	16,824,343

		22,832,920

Total Asset-Backed Securities (Cost $28,568,040)		28,606,386

Mortgage-Backed Securities—1.8%

Collateralized Mortgage Obligations—1.8%
Seasoned Credit Risk Transfer Trust
3.500%, 08/25/57	11,445,372	11,931,748
3.500%, 03/25/58	3,711,765	3,866,158
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,964,350	2,040,568

Total Mortgage-Backed Securities (Cost $16,964,669)		17,838,474

BHFTI-381

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Corporate Bonds & Notes—1.6%

Security Description	Shares/ Principal Amount*	Value

Diversified Financial Services—0.7%
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	$6,311,354

Sovereign—0.9%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	8,645,000	8,850,653

Total Corporate Bonds & Notes (Cost $9,743,380)		15,162,007

Short-Term Investments—0.3%

Mutual Fund—0.0%
State Street Institutional Liquid Reserves Fund Trust Class, 1.932% (f)	6	6

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/19 at 0.800%, due on 10/01/19 with a maturity value of $3,003,849; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $3,064,467.	3,003,782	3,003,782

Total Short-Term Investments (Cost $3,003,788)		3,003,788

Securities Lending Reinvestments (g)—2.1%

Repurchase Agreements—2.0%
BofA Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.920%, due on 10/01/19 with a maturity value of $3,000,160; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,000,067; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 1.125% - 3.063%, maturity dates ranging from 05/31/21 - 01/31/24, and an aggregate market value of $1,020,001.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.400%, due on 10/01/19 with a maturity value of $1,000,067; collateralized by U.S. Treasury Obligations with rates ranging from 1.875% - 2.250%, maturity dates ranging from 03/31/22 - 01/31/24, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/19 at 1.800%, due on 10/01/19 with a maturity value of $2,520,482; collateralized by U.S. Treasury Obligations with zero coupon, maturity dates ranging from 11/15/19 - 02/15/41, and an aggregate market value of $2,570,763.	2,520,356	2,520,356

Repurchase Agreements—(Continued)
Goldman Sachs & Co. Repurchase Agreement dated 09/30/19 at 2.280%, due on 10/01/19 with a maturity value of $4,000,253; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.500%, maturity dates ranging from 02/20/40 - 06/15/58, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/19 at 1.990%, due on 10/01/19 with a maturity value of $1,200,066; collateralized by U.S. Treasury Obligations at 2.000%, maturing 02/15/22, and various Common Stock with an aggregate market value of $1,335,602.	1,200,000	1,200,000
Nomura Securities International, Inc. Repurchase Agreement dated 09/30/19 at 2.350%, due on 10/01/19 with a maturity value of $2,000,131; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 11/15/19 - 02/15/49, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 09/30/19 at 1.970%, due on 10/01/19 with a maturity value of $2,500,137; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $2,777,655.	2,500,000	2,500,000
Repurchase Agreement dated 09/30/19 at 1.980%, due on 10/01/19 with a maturity value of $1,000,055; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $1,111,062.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/19 at 2.000%, due on 10/07/19 with a maturity value of $700,272; collateralized by U.S. Treasury Obligations with rates ranging from 1.500% - 3.125%, maturity dates ranging from 06/15/20 - 02/15/29, and various Common Stock with an aggregate market value of $777,743.	700,000	700,000

		18,920,356

Time Deposit—0.1%
Nordea Bank New York 1.760%, 10/01/19	700,000	700,000

Total Securities Lending Reinvestments (Cost $19,620,356)		19,620,356

Total Investments—103.4% (Cost $971,476,973)		995,641,360
Other assets and liabilities (net)—(3.4)%		(32,842,564)

Net Assets—100.0%		$962,798,796

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

BHFTI-382

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of the security was held on loan. As of September 30, 2019, the market value of securities loaned was $19,057,192 and the collateral received consisted of cash in the amount of $19,620,356. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2019.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2019, the market value of 144A securities was $16,054,126, which is 1.7% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond Futures	12/19/19	20	USD	3,838,125	$116,215

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/19	(130)	USD	(16,940,625)	113,233
U.S. Treasury Note 5 Year Futures	12/31/19	(66)	USD	(7,863,797)	34,972

Net Unrealized Appreciation					$264,420

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-383

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$830,553,883	$—	$830,553,883
Total Foreign Government*	—	80,856,466	—	80,856,466
Total Asset-Backed Securities*	—	28,606,386	—	28,606,386
Total Mortgage-Backed Securities*	—	17,838,474	—	17,838,474
Total Corporate Bonds & Notes*	—	15,162,007	—	15,162,007
Total Short-Term Investments*	6	3,003,782	—	3,003,788
Total Securities Lending Reinvestments*	—	19,620,356	—	19,620,356
Total Investments	$6	$995,641,354	$—	$995,641,360

Collateral for Securities Loaned (Liability)	$—	$(19,620,356)	$—	$(19,620,356)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$264,420	$—	$—	$264,420

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-384

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

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Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

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